CMV4127 09/09

              SUPPLEMENT DATED SEPTEMBER 28, 2009 TO THE PROSPECTUS
                               DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST

Please note that the changes are effective September 28, 2009, except as otherwise noted.

Please note that the changes apply to your variable annuity product(s).


PLEASE DELETE ALL INFORMATION AND REFERENCES RELATED TO THE FOLLOWING FUNDS:

JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND JNL/GOLDMAN SACHS SHORT DURATION BOND FUND JNL/PPM AMERICA CORE EQUITY FUND JNL/S&P RETIREMENT INCOME FUND JNL/S&P RETIREMENT 2015 FUND JNL/S&P RETIREMENT 2020 FUND JNL/S&P RETIREMENT 2025 FUND


THE FOLLOWING FUNDS SHOULD BE ADDED TO THE LIST OF FUNDS ON THE COVER PAGE:

JNL/Credit Suisse Commodity Securities Fund (FORMERLY, JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND)
JNL/Ivy Asset Strategy Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/T. Rowe Price Short-Term Bond Fund (FORMERLY, JNL/GOLDMAN SACHS SHORT DURATION BOND FUND)


PLEASE CHANGE ALL REFERENCES TO JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND TO JNL/CREDIT SUISSE COMMODITY SECURITIES FUND.


ON THE SECOND PAGE OF THE PROSPECTUS, PLEASE DELETE THE FIRST PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P DISCIPLINED MODERATE FUND, THE JNL/S&P DISCIPLINED MODERATE GROWTH FUND, THE JNL/S&P DISCIPLINED GROWTH FUND, AND THE JNL/S&P 4 FUND ARE ALSO REFERRED TO IN THIS PROSPECTUS AS THE JNL/S&P FUNDS.


ON THE SECOND PAGE OF THE PROSPECTUS, PLEASE ADD THE FOLLOWING DISCLOSURE:

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL
MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


FOR THE FOLLOWING FUNDS, JNL/AIM GLOBAL REAL ESTATE FUND, JNL/AIM INTERNATIONAL GROWTH FUND, JNL/AIM LARGE CAP GROWTH FUND, JNL/AIM SMALL CAP GROWTH FUND,
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND, JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND, JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND, JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND, JNL/CREDIT SUISSE COMMODITY SECURITIES FUND, JNL/CREDIT SUISSE LONG/SHORT FUND, JNL/EAGLE CORE EQUITY FUND, JNL/EAGLE SMALLCAP EQUITY FUND, JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND, JNL/FRANKLIN TEMPLETON INCOME FUND, JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND, JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND, JNL/GOLDMAN SACHS CORE PLUS BOND FUND, JNL/GOLDMAN SACHS EMERGING MARKETS FUND, JNL/GOLDMAN SACHS MID CAP VALUE FUND, JNL/JPMORGAN INTERNATIONAL VALUE FUND, JNL/JPMORGAN MIDCAP GROWTH FUND, JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND, JNL/LAZARD EMERGING MARKETS FUND, JNL/LAZARD MID CAP EQUITY FUND, JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND, JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND, JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, JNL/S&P S&P 400 MIDCAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT
INTERNATIONAL INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND, JNL/OPPENHEIMER GLOBAL GROWTH FUND, JNL/PIMCO REAL RETURN FUND, JNL/PIMCO TOTAL RETURN BOND FUND, JNL/PPM AMERICA HIGH YIELD BOND FUND, JNL/PPM AMERICA MID CAP VALUE FUND, JNL/PPM AMERICA SMALL CAP VALUE FUND, JNL/PPM AMERICA VALUE EQUITY FUND, JNL/PAM ASIA EX-JAPAN FUND, JNL/PAM CHINA-INDIA FUND, JNL/SELECT BALANCED FUND, JNL/SELECT VALUE FUND, JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, JNL/T. ROWE PRICE MID-CAP GROWTH FUND, JNL/T. ROWE PRICE VALUE FUND, JNL/S&P MANAGED CONSERVATIVE FUND, JNL/S&P MANAGED MODERATE FUND, JNL/S&P MANAGED MODERATE GROWTH FUND, JNL/S&P MANAGED GROWTH FUND, JNL/MANAGED AGGRESSIVE GROWTH FUND, JNL/S&P DISCIPLINED MODERATE FUND, JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND JNL/S&P DISCIPLINED GROWTH FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE FOLLOWING FUNDS, JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND, JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND, JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND, AND JNL/S&P 4 FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE ADVISER AND PORTFOLIO MANAGEMENT" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/SELECT MONEY MARKET FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE SUB-ADVISER" IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL INSTITUTIONAL ALT 20 FUND, JNL INSTITUTIONAL ALT 35 FUND, JNL INSTITUTIONAL ALT 50 FUND, AND JNL INSTITUTIONAL ALT 65 FUND, PLEASE DELETE THE SECOND TABLE ENTITLED "NON-TRADITIONAL ASSET CLASSES" IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" AND REPLACE IT WITH THE FOLLOWING:

------------------------------------------------- ----------------------------------------------
                 INTERNATIONAL                                     ALTERNATIVE
------------------------------------------------- ----------------------------------------------
------------------------------------------------- ----------------------------------------------
            Emerging Markets Equity                           Listed Private Equity
                                                                   Long/Short
                                                                 Absolute Return
                                                    Global Tactical Asset Allocation ("GTAA")
------------------------------------------------- ----------------------------------------------


FOR THE JNL INSTITUTIONAL ALT 20 FUND, JNL INSTITUTIONAL ALT 35 FUND, JNL INSTITUTIONAL ALT 50 FUND, AND JNL INSTITUTIONAL ALT 65 FUND, PLEASE DELETE THE TABLE ENTITLED "NON-TRADITIONAL ASSET CLASSES" LOCATED RIGHT BEFORE THE SECTION "PRINCIPAL RISKS OF INVESTING IN EACH FUND" AND REPLACE IT WITH THE FOLLOWING:

NON-TRADITIONAL ASSET CLASSES

JNL SERIES TRUST
--------------------------------------------------------------------------------- --------------------------------------------------
UNDERLYING FUND                                                                                       ASSET CLASS
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/AIM Global Real Estate Fund                                                                    Global Real Estate
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Credit Suisse Commodity Securities Fund                                                        Natural Resources
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Credit Suisse Long/Short Fund                                                                      Long/Short
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Goldman Sachs Emerging Markets Debt Fund                                                      Emerging Market Debt
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Ivy Asset Strategy Fund                                                                               GTAA
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Lazard Emerging Markets Fund                                                                Emerging Markets Equity
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Mellon Capital Management Global Alpha Fund                                                     Absolute Return
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/PIMCO Real Return Fund                                                                     Inflation-Index Securities
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/PPM America High Yield Bond Fund                                                                U.S. High Yield
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Red Rocks Listed Private Equity Fund                                                         Listed Private Equity
--------------------------------------------------------------------------------- --------------------------------------------------

FOR THE JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND, PLEASE REPLACE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD GROWTH INDEX WITH MSCI WORLD GROWTH INDEX.


FOR THE JNL/CREDIT SUISSE LONG/SHORT FUND, PLEASE ADD "PORTFOLIO TURNOVER" TO THE LIST OF RISKS IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND".


FOR THE JNL/FRANKLIN TEMPLETON INCOME FUND, PLEASE DELETE THE FOURTH PARAGRAPH OF THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" AND REPLACE IT WITH THE FOLLOWING:

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's ("S&P(R)") and Moody's Investors Service ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Fund's manager to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest in debt securities regardless of their rating or in securities that are unrated, including up to 5% of its assets in securities that are in default at the time of purchase.


FOR THE JNL/GOLDMAN SACHS CORE PLUS BOND FUND, PLEASE ADD "PORTFOLIO TURNOVER" TO THE LIST OF RISKS IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND".


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/IVY ASSET STRATEGY FUND

INVESTMENT OBJECTIVES. The investment objective of the JNL/Ivy Asset Strategy Fund is to seek high total return over the long term.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

     o "Stocks" include equity securities of all types, although the Sub-Adviser, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that the Sub-Adviser believes are currently selling below their true worth, while growth stocks are those whose earnings the Sub-Adviser believes are likely to grow faster than the economy. The Fund may invest in the securities of any size company, including those within the small to mid-capitalization range.

     o "Bonds" include all varieties of fixed-income instruments, such as corporate debt securities, mortgage backed securities, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year. This investment type may include a significant amount, up to 35% of the Fund's total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor's, a wholly-owned subsidiary of The McGraw Hill Companies, Inc. ("S&P") or Ba and below by Moody's Investors Service, Inc. ("Moody's") or unrated bonds deemed by the Sub-Adviser to be of comparable quality.

     o "Commodities" include all varieties of resources and commodities, however, the Fund will primarily invest in commodities through the purchase and sale of precious metals.

     o    "Short-term  instruments"  include all types of short-term  securities
          with   remaining   maturities   of  one   year  or   less,   including
          higher-quality money market instruments.

Within each of these investment types, the Fund may invest in domestic and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities.

The Sub-Adviser may allocate the Fund's investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively. The Sub-Adviser may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks, commodities, and bonds in any fixed proportion, nor is it limited by investment style or by the issuer's location, size, market capitalization, or industry sector. The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions.

The Fund may invest in any market that the Sub-Adviser believes can offer a high probability of return or, alternatively, that can provide a high degree of safety in uncertain times. Dependent on the outlook for the U.S. and global economies, the Sub-Adviser makes top-down allocations among stocks, bonds, cash, precious metals and currency markets around the globe. After determining allocations, the Sub-Adviser seeks attractive opportunities within each market.

The Sub-Adviser may, when consistent with the Fund's investment objective, buy or sell options or futures contracts on a security, on an index of securities or on a foreign currency, or enter into swaps, including credit default swaps and interest rate swaps (collectively, commonly known as derivatives). The
Sub-Adviser may use derivatives to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Fund.

PRINCIPAL RISKS OF INVESTING IN EACH FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        ALLOCATION RISK
o        COMMODITY RISK
o        COMPANY RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        GROWTH INVESTING RISK
o        HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
o        INTEREST RATE RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK
o        MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
o        PREPAYMENT RISK
o        SMALL CAP INVESTING RISK
o        TAX RISK
o        U.S. GOVERNMENT SECURITIES RISK
o        VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Funds will commence investment operations on or about the date of this prospectus. Therefore, performance information has not been presented for the Funds.

PRIOR PERFORMANCE OF A RELATED FUND. The JNL/Ivy Asset Strategy Fund ("Fund") has substantially similar investment objectives, policies and investment strategies as Ivy Asset Strategy Fund ("Related Fund"). The Related Fund is managed by Ivy Investment Management Company, the same Sub-Adviser which manages the Fund.

The historical performance of the Related Fund is shown below and shows how this performance compares with those of a broad measure of market performance. This performance data should not be considered as an indication of future performance of the Fund. The Related Fund performance figures shown below:

     o reflect the deduction of the historical fees and expenses paid by the Related Fund and not those paid by the Fund.

     o do not reflect Contract fees or charges imposed by Jackson National Life Insurance Company/Jackson National Life Insurance Company of New York. Investors should refer to the separate account prospectus for information describing the Contract fees and charges. These fees and charges will lower the Fund's performance.

The Fund and the Related Fund are expected to hold similar securities. However, their investment results are expected to differ for the following reasons:

     o differences in asset size and cash flow resulting from purchases and redemptions of the Fund shares may result in different security selections

     o    differences in the relative weightings of securities

     o    differences in the price paid for particular portfolio holdings

     o    differences relating to certain tax matters.

However, the differences cited do not alter the conclusion that the Fund has substantially similar investment objectives, policies and strategies.

The chart below shows performance information derived from historical performance of the Related Fund. It compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund's A Share returns include the maximum sales charge for Class A shares (5.75%) and treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

RELATED FUND PERFORMANCE FOR PERIODS ENDED DECEMBER 31, 2008

-------------------- ---------------------------------------------------------------------------------------------
                                        AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2008
-------------------- ------------------------------- ----------------------------- -------------------------------
                            RELATED FUND (CLASS C)      RELATED FUND (CLASS A)                S&P 500 INDEX
-------------------- ------------------------------- ----------------------------- -------------------------------
-------------------- ------------------------------- ----------------------------- -------------------------------
   1 year                         -26.44%                        -30.16%                        -37.00%
-------------------- ------------------------------- ----------------------------- -------------------------------
-------------------- ------------------------------- ----------------------------- -------------------------------
   3 years                          7.05%                          5.73%                         -8.36%
-------------------- ------------------------------- ----------------------------- -------------------------------
-------------------- ------------------------------- ----------------------------- -------------------------------
   5 years                         10.78%                         10.30%                         -2.19%
-------------------- ------------------------------- ----------------------------- -------------------------------
-------------------- ------------------------------- ----------------------------- -------------------------------
   10 years                         9.31%*                        6.79%**                         -1.39%
-------------------- ------------------------------- ----------------------------- -------------------------------

* The returns shown for Class C shares are based on the performance of the Related Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

** Since inception: 07.10.2000

Note that the performance shown would be lower upon taking into account charges assessed in connection with a variable annuity or variable life contract.

The  Adviser  or  its  affiliates  have  independently   verified  none  of  the
performance or expense information for the Related Fund performance.

Related Fund performance is presented net of all fees and reflects reinvestment of dividends and capital gains. The fees deducted are higher than the expenses incurred by the Fund. If expenses of the Fund had been deducted instead, the performance results of the Related Fund would have been higher. Actual performance will vary depending on the size of the portfolio and applicable fee schedule. Past performance does not guarantee future results.

The S&P 500 is an unmanaged index of common stock prices and includes reinvestment of dividends and capital gains. They have been taken from public sources and have not been audited.

The Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
                                                                                                     CLASS A
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         1.05%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.26%
---------------------------------------------------------------------------------------------- ---------------------

* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of each Fund. The example also assumes that each Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                               CLASS A
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $128
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $400
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF EACH FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of this risk.

The SAI has more information about each Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Ivy Asset Strategy Fund is Ivy Investment Management Company ("IICO"). IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O.Box 29217, Shawnee Mission, Kansas 66201-9217. IICO is a registered investment adviser with approximately $55.6 billion in assets as of June 30, 2009.

Michael L. Avery and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Fund. Mr. Avery has been a portfolio manager for the Fund since its inception. In June 2005, he was named Chief Investment Officer and Executive Vice President of IICO and Waddell & Reed Investment Management Company ("WRIMCO"), an affiliate of IICO. Mr. Avery is Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager, and has served as portfolio manager for investment companies managed by WRIMCO since February 1994. From August 1987 until June 2005, Mr. Avery had served as the Director of Research for IICO and for WRIMCO and its predecessor. He holds a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Mr. Caldwell has been a portfolio manager for the Fund since its inception. His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors. Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst. In January 2003, he was appointed an investment analyst, and in June 2005, was named assistant portfolio manager funds managed by WRIMCO or IICO. Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas. He is currently pursuing the Chartered Financial Analyst designation.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in each Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/LAZARD EMERGING MARKETS FUND, PLEASE REPLACE MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") EMERGING MARKETS INDEX WITH MSCI EMERGING MARKETS INDEX.


FOR THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, PLEASE DELETE FOOTNOTE 1 IN ITS ENTIRETY.


FOR THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, PLEASE CHANGE ALL REFERENCES TO MORGAN STANLEY CAPITAL INTERNATIONAL, INC. TO MSCI, INC. IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS)."


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/MELLON CAPITAL MANAGEMENT GLOBAL ALPHA FUND

INVESTMENT OBJECTIVES. The investment objective of the JNL/Mellon Capital Management Global Alpha Fund is to seek total return.

PRINCIPAL INVESTMENT STRATEGIES. To achieve this objective, the Fund uses a variety of investment strategies, sometimes referred to as absolute return strategies, to produce returns with low correlation with, and less volatility than, major markets over a complete market cycle; typically a period of several years. The Fund is not managed to a benchmark index. Rather than managing to track a benchmark index, the Fund seeks to provide returns that are largely independent of market moves.

The Fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities. The Fund's investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe. The Fund ordinarily invests in at least three countries. The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the Fund's portfolio managers to implement investment decisions quickly and cost-effectively. The Fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income.

The Fund's Sub-Adviser seeks to deliver value added excess returns ("alpha") by applying a systematic, quantitative investment approach designed to identify and exploit relative misvaluations across and within global capital markets. Active investment decisions to take long or short positions in individual country, equity, bond, and currency markets are driven by this quantitative investment process and seek to capitalize on alpha generating opportunities within and among the major developed capital markets of the world. To construct a portfolio of long and short positions, the portfolio managers calculate the expected returns for the asset classes in such countries and then evaluate the relative value of stock and bond markets across equity markets, across bond markets, and among currencies. The portfolio managers have considerable latitude in allocating the Fund's assets and in selecting derivative instruments and securities to implement the Fund's investment approach, and there is no limitation as to the amount of Fund assets required to be invested in any one asset class. The Fund's portfolio will not have the same characteristics as its performance baseline benchmark - the Citibank 30-Day Treasury Bill Index - because the Fund seeks excess return above the benchmark. The portfolio managers also assess and manage the overall risk profile of the Fund's portfolio.

For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive expected returns for stocks, bonds, and currencies in each country. The models then incorporate the risk and correlation of those assets with robust risk controls in order to come up with a portfolio that is expected to produce positive returns that have a low correlation with major markets. The portfolio managers tend to favor markets in developed countries that have attractive valuations on a risk adjusted basis.

For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among long-term government bond markets. The most relevant long-term bond yield within each country serves as the expected return for each bond market. The portfolio managers tend to favor developed countries whose bonds have been identified as offering greater return for bearing inflation and interest rate risks.

The portfolio managers determine the relative value of equities versus bonds within a specific country market by comparing the expected returns for the country's equities and bonds. When assessing the relative valuation of equity versus bond markets, the portfolio managers are measuring the "risk premium" within a country, that is, whether there is, and, if so, how much of, an increased return for having investment exposure to asset classes that are perceived to be riskier. The portfolio managers then determine the allocation of the Fund's assets between the country's equity and bond markets.

The portfolio managers evaluate currencies on a relative valuation basis and overweight exposure to currencies that are undervalued and underweight exposure to currencies that are overvalued based on real interest rates, purchasing power parity, and other proprietary measures.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy. The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund. Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. The Fund also may purchase or sell securities on a forward commitment (including "TBA" (to be announced) basis). These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund may "sell short" securities and other instruments that it does not own, with the intention of purchasing them back later at a lower price, enabling the fund to profit if prices fall.. The portfolio managers, however, intend to employ financial instruments, such as futures, options, forward contracts, swaps and other derivative instruments, as an alternative to selling a security short. Short-selling is considered "leverage" and involves unlimited risk. The Fund also may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

PRINCIPAL RISKS OF INVESTING IN EACH FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        ALLOCATION RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        FOREIGN SECURITIES RISK
o        INDUSTRY CONCENTRATION RISK
o        INTEREST RATE RISK
o        ISSUER RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        NON-DIVERSIFICATION RISK
o        SHORT SALES RISK
o        TAX RISK
o        U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Funds will commence investment operations on or about the date of this prospectus. Therefore, performance information has not been presented for the Funds.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
                                                                                                     CLASS A
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         1.15%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.36%
---------------------------------------------------------------------------------------------- ---------------------

* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of each Fund. The example also assumes that each Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                               CLASS A
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $138
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $431
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF EACH FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of this risk.

The SAI has more information about each Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Mellon Capital Management Global Alpha Fund is Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund's portfolio are:

Helen Potter, CFA is a Managing Director, Asset Allocation for Mellon Capital where she has managed investment portfolios since 1996. Prior to joining Mellon Capital, Ms. Potter held research and portfolio management positions at Quantilogic Asset Management gaining extensive experience in the global asset allocation field. Ms. Potter manages all global and domestic asset allocation products and staff. She is responsible for articulating asset allocation strategies to clients and prospects, as well as participating in the refinement of current strategies and the development of new strategies.

Vassilis Dagioglu is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 11 years of investment experience and has been with Mellon Capital for 10 years. In 2006, Mr. Dagioglu was promoted to Director and in 2007 he was promoted to his current position as Managing Director. Mr. Dagioglu co-manages a team of portfolio managers implementing the firm's global asset allocation strategies. He is responsible for the design and implementation of global portfolio management analytical systems. Mr. Dagioglu holds an M.B.A. from University of California at Berkeley and prior to joining Mellon Capital, he designed and implemented financial information systems for IBM Global Services and Sybase.

James Stavena is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 17 years of investment experience and has been with Mellon Capital for 11 years. In 2006, Mr. Stavena was promoted to Director and in 2007 he was promoted to his current position as Managing Director. Mr. Stavena oversees a team of portfolio managers responsible for global asset allocation, currency overlay and enhanced tactical asset allocation strategies. Mr. Stavena holds an M.B.A. from Rice University and prior to joining Mellon Capital, he was a derivatives portfolio manager with CS First Boston and HSBC Midland Bank.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in each Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, IN THE SECTION ENTITLED "PERFORMANCE", PLEASE ADD THE FOLLOWING PARAGRAPH TO THE END OF THE
SECTION:

Effective September 28, 2009, the JNL/PPM America Core Equity Fund ("Acquired Fund") was combined with JNL/Mellon Capital Management S&P 500 Index Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.


FOR THE JNL/OPPENHEIMER GLOBAL GROWTH FUND, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING PARAGRAPH AFTER THE THIRD PARAGRAPH:

For information on regulatory and litigation matters, please see the section entitled "More About the Funds".


FOR THE JNL/SELECT MONEY MARKET FUND, IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS)", PLEASE ADD THE FOLLOWING PARAGRAPHS TO THE END OF THE SECTION:

DIVIDENDS:

The JNL/Select Money Market Fund intends to maintain, to the extent practicable, a constant per share NAV of $1.00. The Fund expects to declare and pay dividends on a daily basis on each class so long as the income attributable to that class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see "PURCHASES, REDEMPTIONS AND PRICING OF SHARES" in the SAI. For a description of the allocation of expenses among fund share classes, see "Classes of Shares and Distribution Plans" in the prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share NAV of $1.00. When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/T. ROWE PRICE SHORT-TERM BOND FUND (FORMERLY, JNL/GOLDMAN SACHS SHORT DURATION BOND FUND)

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/T.  Rowe  Price
Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

PRINCIPAL INVESTMENT STRATEGIES. The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds. The Fund's average effective maturity will not exceed three years. The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser. The Fund may continue to hold a security that has been downgraded or loses its investment grade rating after purchase. Junk bond debt is not a principal investment risk for the Fund.

Within this broad structure, investment decisions reflect the Sub-Adviser's outlook for interest rates and the economy as well as the prices and yields of the various securities. For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund's program) that would provide higher yields and appreciation potential.

In keeping with the Fund's objective, it may also invest in securities, including futures, options, swaps, and other derivative-type instruments. Call or put options may be purchased or sold on securities, futures, financial indices, and foreign currencies. Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps (swaptions). Futures, options, and swaps may be used for a variety of purposes including but not limited to, manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit exposure.

The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Fund's securities may change after they are purchased, and this may cause the amount of the Fund's assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        DERIVATIVES RISK
o        EXTENSION RISK
o        FOREIGN SECURITIES RISK
o        INTEREST RATE RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
o        PREPAYMENT RISK
o        U.S. GOVERNMENT SECURITIES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

T. Rowe Price Associates, Inc. has been serving as the Sub-Adviser to this Fund since September 28, 2009. Returns shown for the period prior to that date reflect the results achieved by a prior Sub-Adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

4.82%     -5.97%
----------------
2007       2008


In the periods shown in the chart, the Fund's highest quarterly return was 1.80% (3rd quarter of 2006) and its lowest quarterly return was 0.67% (2nd quarter of 2007).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
------------------------------------------------------------------------------------------ ----------------------- -----------------
                                                                                                   1 year            Life of Fund*
------------------------------------------------------------------------------------------ ----------------------- -----------------
JNL/T. Rowe Price Short-Term Bond Fund (Class A)                                                   -5.97%                 0.60%
Merrill Lynch 1-3 Year Treasury Index                                                               6.61%                 6.43%
Barclays Capital 1-3 Yr Government/Credit Index                                                     4.97%                 5.75%
------------------------------------------------------------------------------------------ ----------------------- -----------------

* The Fund began operations on May 1, 2006. Prior to September 28, 2009, the Fund was managed by Goldman Sachs Asset Management, L.P.

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index consisting of all public U.S. Treasury obligations having maturities from 1 to 2.99 years and reflects total return.

Barclays Capital 1-3 Yr Government/Credit Index measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with maturities of one to three years.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           0.54%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                        0.02%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    0.76%
------------------------------------------------------------------------------------------------ --------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $78
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                          $243
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                          $422
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                         $942
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/T. Rowe Price Short-Term Bond Fund is T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company, the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Edward A. Wiese. Mr. Wiese has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund's investment program. Mr.Wiese has been chairman of the committee since 1995. Since joining T. Rowe Price in 1984, Mr. Wiese's responsibilities have included managing multi-currency portfolios in London, managing the firm's taxable money market funds and overseeing the development and management of synthetic Guaranteed Investment Contract products.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


IN THE SECTION ENTITLED "SUMMARY OF MAIN RISK CHARACTERISTICS OF JNL/S&P FUNDS BASED ON TYPICAL INVESTMENT HOLDINGS OF UNDERLYING FUNDS", PLEASE DELETE ALL REFERENCES TO JNL/S&P RETIREMENT INCOME FUND, JNL/S&P RETIREMENT 2015 FUND, JNL/S&P RETIREMENT 2020 FUND, AND JNL/S&P RETIREMENT 2025 FUND ("JNL/S&P RETIREMENT FUNDS") IN THEIR ENTIRETY.


IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, AND THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, PLEASE MAKE THE FOLLOWING CHANGES TO THE LIST OF UNDERLYING FUNDS FOR THE JNL SERIES TRUST:

--------------------------------------------------------------------- --------------------------------------------------------------
REMOVE THE FOLLOWING FUNDS:                                           ADD THE FOLLOWING FUNDS:
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
JNL/Credit Suisse Global Natural Resources Fund                       JNL/Credit Suisse Commodity Securities Fund
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
JNL/Goldman Sachs Short Duration Bond Fund                            JNL/Ivy Asset Strategy Fund
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
JNL/PPM America Core Equity Fund                                      JNL/Mellon Capital Management Global Alpha Fund
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
                                                                      JNL/T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------- --------------------------------------------------------------


FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, AND THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, IN THE SECTION ENTITLED "PERFORMANCE", PLEASE ADD THE FOLLOWING PARAGRAPHS TO THE END OF THE SECTION:

Effective September 28, 2009, the JNL/S&P Retirement Income Fund ("Acquired Fund") was combined with JNL/S&P Managed Moderate Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/S&P Retirement 2015 Fund ("Acquired Fund") was combined with JNL/S&P Managed Moderate Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/S&P Retirement 2020 Fund ("Acquired Fund") was combined with JNL/S&P Managed Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/S&P Retirement 2025 Fund ("Acquired Fund") was combined with JNL/S&P Managed Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.


IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE
JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P DISCIPLINED MODERATE FUND, JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND JNL/S&P DISCIPLINED GROWTH FUND, PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

Massimo Santicchia, John W. Krey and Safia B. Mehta share the primary responsibility for the development of the investment allocations of each Fund.


IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE
JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P DISCIPLINED MODERATE FUND, JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND JNL/S&P DISCIPLINED GROWTH FUND, PLEASE ADD THE FOLLOWING IMMEDIATELY FOLLOWING THE FOURTH PARAGRAPH:

Ms. Mehta has been a Senior Portfolio Officer at SPIAS since June 2009. Prior to joining SPIAS, Ms. Mehta was a Director, Global & Regional Services at Alliance Berstein from 2007 to 2008. From 2004 to 2007, Ms. Mehta was Vice President, Head of Retirement Investments at Prudential Financial. Ms. Mehta is a graduate of the University of Toronto and holds the Chartered Financial Analyst (CFA) designation and a Chartered Accountant License (CA). She is a member of the New York Society of Security Analysts, Stamford Society of Security Analysts, CFA Institute and the Canadian Institute of Chartered Accountants.


IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES", FOR THE JNL/S&P DISCIPLINED MODERATE FUND, JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND JNL/S&P DISCIPLINED GROWTH FUND, PLEASE REMOVE THE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND AND REPLACE IT WITH THE JNL/T. R.OWE PRICE SHORT-TERM BOND FUND.


PLEASE ADD THE FOLLOWING RISK DISCLOSURES TO THE SECTION ENTITLED "GLOSSARY OF PRINCIPAL RISKS":

COMMODITY RISK - The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund's net asset value), and there can be no assurance that the Fund's use of leverage will be successful.

MODEL RISK - The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

TAX RISK - In order to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income and capital gains. The Internal Revenue Service ("IRS") has issued a ruling that causes certain income from commodity-linked swaps, in which the Fund invests to gain exposure to the DJ-UBS Index, to not be considered qualifying income. Any income the Fund derives from direct investments in such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of the Fund's gross income. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income at regular corporate rates (without regard to the dividends paid deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.


PLEASE DELETE THE FOLLOWING RISK DISCLOSURE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING TO THE SECTION ENTITLED "GLOSSARY OF PRINCIPAL RISKS":

DERIVATIVES RISK - Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund's/Underlying Fund's Sub-Adviser must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment. For index funds the derivatives purchased are priced on the index that the Sub-Adviser is tracking. The Fund's/Underlying Fund's Sub-Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund/Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund/Underlying Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund/Underlying Fund, depending on the nature and extent of the derivatives in the Fund's/Underlying Fund's portfolio. If the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio. Instability in the market can threaten the ability of the Fund to fulfill its obligation to deliver the underlying debt security to the underlying credit default swaps' seller. The Funds may also be exposed to "Counterparty Risk" (as set forth herein) when entering into agreements related to derivatives instruments or purchasing derivatives instruments.


IN THE SECTION ENTITLED "INVESTMENT ADVISER", PLEASE DELETE THE LAST PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


IN THE SECTION ENTITLED "MANAGEMENT FEE", PLEASE DELETE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Credit Suisse Commodity Securities Fund           $0 to $300 million                                       .70%
                                                      Over $300 million                                        .60%
----------------------------------------------------- ---------------------------------- ---------------------------


IN THE SECTION ENTITLED "MANAGEMENT FEE", PLEASE DELETE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/T. Rowe Price Short-Term Bond Fund                $0 to $250 million                                       .45%
                                                      Over $250 million                                        .40%
----------------------------------------------------- ---------------------------------- ---------------------------


IN THE SECTION ENTITLED  "MANAGEMENT FEE", PLEASE ADD THE FOLLOWING FUNDS TO THE
CHART:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Ivy Asset Strategy Fund                           $0 to $500 million                                       .90%
                                                      Over $500 million                                        .85%
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Mellon Capital Management Global Alpha Fund       $0 to $500 million                                      1.00%
                                                      Over $500 million                                        .90%
----------------------------------------------------- ---------------------------------- ---------------------------


IN THE SECTION ENTITLED "ADMINISTRATIVE FEE", PLEASE DELETE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Credit Suisse Commodity Securities Fund                                    All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------


IN THE SECTION ENTITLED "ADMINISTRATIVE FEE", PLEASE DELETE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/T. Rowe Price Short-Term Bond Fund                                         All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------


IN THE SECTION ENTITLED "ADMINISTRATIVE FEE" PLEASE ADD THE FOLLOWING FUNDS TO THE CHART:

----------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Ivy Asset Strategy Fund                                                    All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Mellon Capital Management Global Alpha Fund                                All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------


IN THE SECTION ENTITLED "FINANCIAL HIGHLIGHTS", DELETE THE PARAGRAPHS AND THE FINANCIAL HIGHLIGHTS TABLE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The following table provides selected per share data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2009 (semi-annual report) has not been audited.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 20 FUND (H)

Class A
 04/06(A)-06/30/2009       $10.00       $ (0.01)        $ 1.03         $ 1.02           $ -                $ -       $ 11.02
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 35 FUND (H)

Class A
 04/06(A)-06/30/2009        10.00         (0.01)          1.26           1.25             -                  -         11.25
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 50 FUND (H)

Class A
 04/06(A)-06/30/2009        10.00         (0.01)          1.44           1.43             -                  -         11.43
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 65 FUND (H)

Class A
 04/06(A)-06/30/2009        10.00         (0.01)          1.63           1.62             -                  -         11.62
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM INTERNATIONAL GROWTH FUND

Class A
     06/30/2009              6.88          0.10           0.72           0.82             -                  -          7.70
     12/31/2008             15.74          0.27          (6.68)         (6.41)        (0.06)             (2.39)         6.88
     12/31/2007             14.55          0.30           1.10           1.40         (0.21)                 -          15.74
     12/31/2006             12.03          0.18           2.55           2.73         (0.21)                 -          14.55
     12/31/2005             11.04          0.14           1.04           1.18         (0.19)                 -          12.03
     12/31/2004              9.61          0.10           1.47           1.57         (0.14)                 -          11.04
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
     06/30/2009              8.67          0.02           0.34           0.36             -                  -          9.03
     12/31/2008             14.93          0.04          (5.69)         (5.65)        (0.02)             (0.59)         8.67
     12/31/2007             13.49          0.02           2.09           2.11         (0.01)             (0.66)        14.93
     12/31/2006             12.51          0.02           0.96           0.98          0.00 (F)              -         13.49
     12/31/2005             11.67          0.00           0.84           0.84             -                  -         12.51
     12/31/2004             10.61          0.01           1.05           1.06             -                  -         11.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM GLOBAL REAL ESTATE FUND

Class A
     06/30/2009              5.79          0.11           0.12           0.23             -                  -          6.02
     12/31/2008             12.44          0.31          (4.96)         (4.65)        (0.23)             (1.77)         5.79
     12/31/2007             15.80          0.20          (2.58)         (2.38)        (0.17)             (0.81)        12.44
     12/31/2006             11.70          0.42           3.84           4.26         (0.05)             (0.11)        15.80
 05/02(A)-12/31/2005        10.00          0.21           1.49           1.70             -                  -         11.70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 20 FUND (H)

Class A
 04/06(A)-06/30/2009        10.20 %         $ 28,789          3%        0.21 %         (0.21)%           n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 35 FUND (H)

Class A
 04/06(A)-06/30/2009          12.50           49,869           0          0.20         (0.20)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 50 FUND (H)

Class A
 04/06(A)-06/30/2009          14.30           50,270           0          0.20         (0.20)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 65 FUND (H)

Class A
 04/06(A)-06/30/2009          16.20           29,013           0          0.21         (0.21)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM INTERNATIONAL GROWTH FUND

Class A
     06/30/2009               11.92 (T)      279,782          23          1.05          2.92             n/a            n/a
     12/31/2008              (40.94)         249,897          53          1.03          2.10             n/a            n/a
     12/31/2007                9.70          475,302         105          1.03          1.90             n/a            n/a
     12/31/2006               22.67          259,811          12          1.06          1.35             n/a            n/a
     12/31/2005               10.69          201,554          71          1.08          1.25             n/a            n/a
     12/31/2004               16.34           94,998          75          1.17          0.96            1.19           0.94
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
     06/30/2009                4.15          439,432          32          0.98          0.53             n/a            n/a
     12/31/2008              (37.66)         350,826          56          0.97          0.29             n/a            n/a
     12/31/2007               15.75          525,103          71          0.99          0.17             n/a            n/a
     12/31/2006                7.86          396,703          90          1.00          0.12             n/a            n/a
     12/31/2005                7.23          361,417         101          1.01          0.03             n/a            n/a
     12/31/2004                9.99          191,003          96          1.07          0.09            1.10           0.06
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM GLOBAL REAL ESTATE FUND

Class A
     06/30/2009                3.97          188,069          37          1.07          4.41             n/a            n/a
     12/31/2008              (35.71)         145,218         117          1.03          2.78             n/a            n/a
     12/31/2007              (15.01)         184,451          76          1.02          1.29             n/a            n/a
     12/31/2006               36.38          254,557          37          1.02          2.98             n/a            n/a
 05/02(A)-12/31/2005          17.00           79,209          36          1.05          3.37             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
     06/30/2009            $ 7.50       $ (0.01)        $ 0.96         $ 0.95           $ -                $ -        $ 8.45
     12/31/2008             14.82         (0.04)         (5.95)         (5.99)            -              (1.33)         7.50
     12/31/2007             14.27         (0.10)          1.71           1.61             -              (1.06)        14.82
     12/31/2006             13.52         (0.11)          2.07           1.96             -              (1.21)        14.27
     12/31/2005             12.47         (0.08)          1.13           1.05             -                  -         13.52
     12/31/2004             11.67         (0.12)          0.92           0.80             -                  -         12.47
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND

Class A
     06/30/2009              7.35          0.09           0.31           0.40             -                  -          7.75
     12/31/2008             11.95          0.25          (3.67)         (3.42)        (0.12)             (1.06)         7.35
     12/31/2007             11.92          0.20           0.72           0.92         (0.14)             (0.75)        11.95
     12/31/2006             11.03          0.18           1.01           1.19         (0.10)             (0.20)        11.92
     12/31/2005             10.02          0.12           0.89           1.01             -                  -         11.03
     12/31/2004              9.27          0.12           0.75           0.87         (0.12)                 -         10.02
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND

Class A
     06/30/2009             15.33          0.16           1.98           2.14             -                  -         17.47
     12/31/2008             26.67          0.44         (11.78)        (11.34)            -                  -         15.33
     12/31/2007             22.23         (0.03)          4.62           4.59         (0.15)                 -         26.67
     12/31/2006             19.68          0.07           2.55           2.62         (0.07)                 -         22.23
     12/31/2005             19.41          0.08           0.29           0.37         (0.10)                 -         19.68
     12/31/2004             17.43          0.10           1.88           1.98             -                  -         19.41
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND

Class A
     06/30/2009              4.53          0.04           1.10           1.14             -                  -          5.67
     12/31/2008              9.87          0.14          (5.47)         (5.33)        (0.01)                 -          4.53
12/03(A) - 12/31/2007       10.00          0.00          (0.13)         (0.13)            -                  -          9.87
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
     06/30/2009               12.67 %         $ 59,167         12%        1.16 %         (0.27)%           n/a            n/a
     12/31/2008                (39.73)          40,314          42          1.16         (0.32)            n/a            n/a
     12/31/2007                 11.37           73,951          37          1.15         (0.64)            n/a            n/a
     12/31/2006                 14.49           53,265          54          1.16         (0.79)            n/a            n/a
     12/31/2005                  8.42           49,776          65          1.16         (0.67)            n/a            n/a
     12/31/2004                  6.86           44,358          93          1.16         (0.92)           1.18          (0.94)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND

Class A
     06/30/2009                  5.44          202,120          44          1.01          2.50             n/a            n/a
     12/31/2008                (28.29)         183,572          70          1.01          2.37             n/a            n/a
     12/31/2007                  7.96          197,825         155          0.98          1.60             n/a            n/a
     12/31/2006                 10.79          162,743          62          1.02          1.55             n/a            n/a
     12/31/2005                 10.09          127,908          83          1.01          1.22             n/a            n/a
     12/31/2004                  9.42          104,564         164          1.03          1.25            1.04           1.24
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND

Class A
     06/30/2009                 13.96 (U)      211,354          52          1.10          2.18             n/a            n/a
     12/31/2008                (42.52)         163,107          96          1.09          2.04             n/a            n/a
     12/31/2007                 20.65          232,460         195          1.10         (0.11)            n/a            n/a
     12/31/2006                 13.31          160,207         116          1.10          0.35             n/a            n/a
     12/31/2005                  1.91          188,593         264          1.10          0.30             n/a            n/a
     12/31/2004                 11.36          217,952         296          1.11          0.58            1.21           0.48
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND

Class A
     06/30/2009                 25.17           74,253          20          1.31          1.79             n/a            n/a
     12/31/2008                (54.00)          44,755          53          1.31          1.88             n/a            n/a
12/03(A) - 12/31/2007           (1.30)          73,063           2          1.30          0.22             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND

Class A
     06/30/2009            $13.99        $ 0.09         $ 1.58         $ 1.67           $ -                $ -       $ 15.66
     12/31/2008             23.68          0.06          (9.75)         (9.69)         0.00 (F)              -         13.99
     12/31/2007             21.58          0.00           2.10           2.10             -                  -         23.68
     12/31/2006             20.63         (0.01)          0.96           0.95             -                  -         21.58
     12/31/2005             19.71         (0.05)          0.97           0.92             -                  -         20.63
     12/31/2004             17.65         (0.02)          2.08           2.06             -                  -         19.71
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND

Class A
     06/30/2009              6.31          0.07           1.16           1.23             -                  -          7.54
     12/31/2008             13.90          0.20          (7.35)         (7.15)        (0.01)             (0.43)         6.31
 01/16(A) - 12/31/2007      10.00          0.07           3.83           3.90             -                  -         13.90
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND

Class A
     06/30/2009              6.11          0.03           0.15           0.18             -                  -          6.29
     12/31/2008             10.85          0.09          (4.22)         (4.13)            -              (0.61)         6.11
 01/16(A) - 12/31/2007      10.00         (0.02)          0.87           0.85             -                  -         10.85
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
     06/30/2009              4.96          0.03           0.63           0.66             -                  -          5.62
     12/31/2008             14.53          0.16          (5.92)         (5.76)        (0.34)             (3.47)         4.96
     12/31/2007             17.22          0.20          (0.12)          0.08         (0.35)             (2.42)        14.53
     12/31/2006             15.33          0.15           1.74           1.89          0.00 (F)              -         17.22
     12/31/2005             14.96          0.14           0.36           0.50         (0.13)                 -         15.33
     12/31/2004             14.17          0.11           0.79           0.90         (0.11)                 -         14.96
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND

Class A
     06/30/2009               11.94 %        $ 330,085         26%         0.99 %        1.33 %           n/a            n/a
     12/31/2008               (40.92)         195,824          47          0.99          0.29             n/a            n/a
     12/31/2007                 9.73          226,712         190          1.00         (0.01)            n/a            n/a
     12/31/2006                 4.60          186,424          89          0.99         (0.07)            n/a            n/a
     12/31/2005                 4.67          216,007          77          0.99         (0.18)            n/a            n/a
     12/31/2004                11.67          295,491         154          1.00         (0.09)           1.02          (0.11)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND

Class A
     06/30/2009                19.49          364,894          77          1.05          2.10             n/a            n/a
     12/31/2008               (51.30)         214,651          71          1.04          1.67             n/a            n/a
 01/16(A) - 12/31/2007         39.00          388,379          51          1.05          0.57             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND

Class A
     06/30/2009                 2.95           70,697         315          1.59 (G)      1.06             n/a            n/a
     12/31/2008               (37.68)          41,879         455          1.59 (G)      0.98             n/a            n/a
 01/16(A) - 12/31/2007          8.50           68,632         240          2.26 (G)     (0.19)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
     06/30/2009                13.31           57,630          20          0.96          1.18             n/a            n/a
     12/31/2008               (39.04)          42,644          57          0.96          1.35             n/a            n/a
     12/31/2007                 0.59           81,088          43          0.94          1.13             n/a            n/a
     12/31/2006                12.35          177,972         109          0.96          0.92             n/a            n/a
     12/31/2005                 3.37          244,280         106          0.96          0.77             n/a            n/a
     12/31/2004                 6.32          357,978         101          0.96          0.85            1.00           0.81
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
     06/30/2009            $11.91       $ (0.01)        $ 1.05         $ 1.04           $ -               $ -       $ 12.95
     12/31/2008             20.73         (0.04)         (7.93)         (7.97)            -              (0.85)        11.91
     12/31/2007             22.19         (0.11)          2.65           2.54             -              (4.00)        20.73
     12/31/2006             20.13         (0.15)          4.17           4.02             -              (1.96)        22.19
     12/31/2005             19.97         (0.15)          0.66           0.51             -              (0.35)        20.13
     12/31/2004             16.81         (0.12)          3.28           3.16             -                  -         19.97
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND (H)

Class A
     06/30/2009              6.32             -           0.51           0.51             -                  -          6.83
     12/31/2008             10.09          0.00          (3.66)         (3.66)        (0.11)              0.00 (F)      6.32
 01/16(A) - 12/31/2007      10.00          0.24          (0.15)          0.09             -                  -         10.09
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND

Class A
     06/30/2009              5.92          0.08           0.32           0.40             -                  -          6.32
     12/31/2008              9.99          0.17          (4.24)         (4.07)         0.00 (F)           0.00 (F)      5.92
 01/16(A) - 12/31/2007      10.00          0.11          (0.05)          0.06         (0.06)             (0.01)         9.99
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
     06/30/2009              7.39          0.29           0.65           0.94             -                  -          8.33
     12/31/2008             10.53          0.66          (3.79)         (3.13)        (0.01)                 -          7.39
     12/31/2007             10.70          0.60          (0.40)          0.20         (0.35)             (0.02)        10.53
 05/01(A)-12/31/2006        10.00          0.34           0.64           0.98         (0.26)             (0.02)        10.70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND

Class A
     06/30/2009              6.20          0.07           0.21           0.28             -                  -          6.48
     12/31/2008             10.02          0.14          (3.94)         (3.80)            -              (0.02)         6.20
 01/16(A) - 12/31/2007      10.00          0.16          (0.14)          0.02             -                  -         10.02
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
     06/30/2009            $  8.73 %        $ 189,622         51%        1.04 %         (0.12)%           n/a            n/a
     12/31/2008               (38.34)         164,108          69          1.03         (0.25)            n/a            n/a
     12/31/2007                12.14          231,713          81          1.03         (0.45)            n/a            n/a
     12/31/2006                20.03          199,096          68          1.05         (0.67)            n/a            n/a
     12/31/2005                 2.52          159,471          57          1.06         (0.72)            n/a            n/a
     12/31/2004                18.80          169,746          53          1.06         (0.76)           1.07          (0.77)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND (H)

Class A
     06/30/2009                 8.07          636,791           4          0.06         (0.06)            n/a            n/a
     12/31/2008               (36.13)         580,801          14          0.06         (0.02)            n/a            n/a
 01/16(A) - 12/31/2007          0.90          800,395           9          0.05          2.42             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND

Class A
     06/30/2009                 6.76          264,499           3          1.11          2.91             n/a            n/a
     12/31/2008               (40.72)         236,023          11          1.11          2.18             n/a            n/a
 01/16(A) - 12/31/2007          0.63          318,542           3          1.10          1.15             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
     06/30/2009                12.72          522,918          26          1.02          7.65             n/a            n/a
     12/31/2008               (29.74)         432,233          56          1.00          7.05             n/a            n/a
     12/31/2007                 1.85          549,659          21 (I)      1.02          5.45             n/a            n/a
 05/01(A)-12/31/2006            9.78           64,653          43          1.10          4.85             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND

Class A
     06/30/2009                 4.52          291,530          27          1.16 (J)      2.25             n/a            n/a
     12/31/2008               (37.90)         255,941          49          1.08 (J)      1.67             n/a            n/a
 01/16(A) - 12/31/2007          0.20          344,535          33          1.07 (J)      1.60             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
     06/30/2009            $ 6.56        $ 0.04         $ 0.35         $ 0.39           $ -                $ -        $ 6.95
     12/31/2008             11.38          0.11          (3.97)         (3.86)        (0.10)             (0.86)         6.56
     12/31/2007             12.86          0.11          (0.90)         (0.79)        (0.09)             (0.60)        11.38
     12/31/2006             11.03          0.08           1.88           1.96         (0.02)             (0.11)        12.86
 05/02(A)-12/31/2005        10.00          0.02           1.01           1.03             -                  -         11.03
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND

Class A
     06/30/2009             10.71          0.25           0.43           0.68             -                  -         11.39
     12/31/2008             12.01          0.55          (1.18)         (0.63)        (0.48)             (0.19)        10.71
     12/31/2007             11.60          0.57           0.23           0.80         (0.39)                 -         12.01
     12/31/2006             11.08          0.54          (0.01)          0.53         (0.01)                 -         11.60
     12/31/2005             11.47          0.44          (0.14)          0.30         (0.48)             (0.21)        11.08
     12/31/2004             11.40          0.56           0.23           0.79         (0.53)             (0.19)        11.47
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Class A
     06/30/2009              9.67          0.24           1.01           1.25             -                  -         10.92
 10/06(A)-12/31/2008        10.00          0.09          (0.42)         (0.33)            -                  -          9.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
     06/30/2009              6.51          0.04           0.30           0.34             -                  -          6.85
     12/31/2008             12.82          0.09          (4.82)         (4.73)        (0.11)             (1.47)         6.51
     12/31/2007             12.96          0.14           0.22           0.36         (0.08)             (0.42)        12.82
     12/31/2006             11.39          0.11           1.68           1.79         (0.04)             (0.18)        12.96
 05/02(A)-12/31/2005        10.00          0.06           1.33           1.39             -                  -         11.39
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
     06/30/2009              5.95 %        $ 113,632          1%        1.16 %        1.31 %             n/a            n/a
     12/31/2008              (33.23)          86,399          14          1.16          1.10             n/a            n/a
     12/31/2007               (6.14)         100,289          26          1.16          0.80             n/a            n/a
     12/31/2006               17.71          130,608           6          1.16          0.67             n/a            n/a
 05/02(A)-12/31/2005          10.30           72,399           5          1.14          0.39             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND

Class A
     06/30/2009                6.35          616,388         548          0.90          4.55             n/a            n/a
     12/31/2008               (5.17)         564,785         462          0.90          4.76             n/a            n/a
     12/31/2007                6.91          614,033         186 (K)      0.91          4.79             n/a            n/a
     12/31/2006                4.77          460,890         113 (K)      0.92          4.81             n/a            n/a
     12/31/2005                2.62          338,943          97 (K)      0.93          4.44             n/a            n/a
     12/31/2004                6.91          236,706          74 (K)      0.94          4.63             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Class A
     06/30/2009               12.93           76,578          75          1.11          4.72             n/a            n/a
 10/06(A)-12/31/2008          (3.30)          28,973          44          1.11          3.92             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
     06/30/2009                5.22          170,207          57          1.04          1.34             n/a            n/a
     12/31/2008              (36.09)         134,460          98          1.04          0.83             n/a            n/a
     12/31/2007                2.80          169,388         117          1.03          1.01             n/a            n/a
     12/31/2006               15.73          144,432          47          1.05          0.90             n/a            n/a
 05/02(A)-12/31/2005          13.90           85,789          34          1.06          1.02             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
     06/30/2009            $ 9.36        $ 0.15         $ 0.24         $ 0.39           $ -                $ -        $ 9.75
     12/31/2008             10.49          0.40          (1.04)         (0.64)        (0.45)             (0.04)         9.36
     12/31/2007             10.31          0.49           0.01           0.50         (0.32)                 -         10.49
 05/01(A)-12/31/2006        10.00          0.31           0.00           0.31             -                  -         10.31
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
     06/30/2009              5.72          0.12           0.21           0.33             -                  -          6.05
     12/31/2008             14.35          0.38          (6.85)         (6.47)        (0.25)             (1.91)         5.72
     12/31/2007             14.02          0.27           1.36           1.63         (0.17)             (1.13)        14.35
     12/31/2006             10.94          0.26           3.23           3.49         (0.08)             (0.33)        14.02
     12/31/2005              9.29          0.13           1.59           1.72         (0.01)             (0.06)        10.94
     12/31/2004              7.65          0.07           1.65           1.72         (0.08)                 -          9.29
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND

Class A
     06/30/2009             11.15         (0.01)          1.54           1.53             -                  -         12.68
     12/31/2008             20.07         (0.05)         (8.87)         (8.92)            -                  -         11.15
     12/31/2007             18.59         (0.03)          1.51           1.48             -                  -         20.07
     12/31/2006             16.59         (0.01)          2.01           2.00             -                  -         18.59
     12/31/2005             15.67         (0.02)          0.99           0.97         (0.05)                 -         16.59
     12/31/2004             13.28          0.05           2.34           2.39             -                  -         15.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
     06/30/2009             12.25          0.17          (0.01)          0.16             -                  -         12.41
     12/31/2008             11.74          0.49           0.27           0.76         (0.25)                 -         12.25
     12/31/2007             11.43          0.53           0.20           0.73         (0.42)                 -         11.74
     12/31/2006             11.07          0.46          (0.10)          0.36             -                  -         11.43
     12/31/2005             11.31          0.41          (0.14)          0.27         (0.41)             (0.10)        11.07
     12/31/2004             11.47          0.54          (0.10)          0.44         (0.53)             (0.07)        11.31
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
     06/30/2009             4.17 %        $ 375,818         89%          0.75 %        3.09 %           n/a            n/a
     12/31/2008              (5.97)         295,409         134          0.74          3.86             n/a            n/a
     12/31/2007               4.82          311,237          73 (L)      0.75          4.62             n/a            n/a
 05/01(A)-12/31/2006          3.10          327,071         109 (L)      0.74          4.52             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
     06/30/2009               5.77          389,384          44          1.04          4.58             n/a            n/a
     12/31/2008             (44.49)         346,379          90          1.01          3.40             n/a            n/a
     12/31/2007              11.97          727,077          98          1.01          1.81             n/a            n/a
     12/31/2006              31.98          485,663          83          1.04          2.09             n/a            n/a
     12/31/2005              18.57          234,118          72          1.08          1.63             n/a            n/a
     12/31/2004              22.54           82,081          90          1.13          1.14             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND

Class A
     06/30/2009              13.72          118,195          52          1.01         (0.19)            n/a            n/a
     12/31/2008             (44.44)          91,958         105          1.02         (0.30)            n/a            n/a
     12/31/2007               7.96          184,228         184          1.01         (0.16)            n/a            n/a
     12/31/2006              12.06          221,504         151          1.01         (0.07)            n/a            n/a
     12/31/2005               6.16          217,173         149          1.01         (0.11)            n/a            n/a
     12/31/2004              18.00          210,402         232          1.02          0.39            1.04           0.37
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
     06/30/2009               1.31          636,580          10          0.73          2.70             n/a            n/a
     12/31/2008               6.53          680,849          14          0.76          4.06             n/a            n/a
     12/31/2007               6.38          265,662          57 (M)      0.78          4.51             n/a            n/a
     12/31/2006               3.25          235,088         114 (M)      0.79          4.16             n/a            n/a
     12/31/2005               2.35          214,590          39 (M)      0.79          3.76             n/a            n/a
     12/31/2004               3.85          197,863          65 (M)      0.79          3.92             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

Class A
     06/30/2009            $ 5.88        $ 0.11         $ 1.80         $ 1.91           $ -                $ -        $ 7.79
     12/31/2008             14.47          0.38          (7.64)         (7.26)        (0.08)             (1.25)         5.88
     12/31/2007             10.99          0.18           3.32           3.50         (0.02)                 -         14.47
 05/01(A)-12/31/2006        10.00          0.10           0.89           0.99             -                  -         10.99
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP EQUITY FUND

Class A
     06/30/2009              6.82          0.03           0.70           0.73             -                  -          7.55
     12/31/2008             11.47          0.15          (4.62)         (4.47)        (0.13)             (0.05)         6.82
     12/31/2007             14.08          0.11          (0.50)         (0.39)        (0.08)             (2.14)        11.47
     12/31/2006             13.54          0.07           1.89           1.96         (0.07)             (1.35)        14.08
     12/31/2005             14.66          0.07           1.24           1.31         (0.06)             (2.37)        13.54
     12/31/2004             13.16          0.02           3.21           3.23         (0.02)             (1.71)        14.66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND

Class A
     06/30/2009              8.42          0.07           1.06           1.13             -                  -          9.55
 10/06(A)-12/31/2008        10.00             -          (1.58)         (1.58)            -                  -          8.42
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND

Class A
     06/30/2009              8.35          0.09           0.85           0.94             -                  -          9.29
 10/06(A)-12/31/2008        10.00          0.02          (1.66)         (1.64)        (0.01)                 -          8.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND (H)

Class A
     06/30/2009              6.19             -           0.13           0.13             -                  -          6.32
     12/31/2008              9.92          0.25          (3.85)         (3.60)        (0.07)             (0.06)         6.19
 04/30(A) - 12/31/2007      10.00          0.21          (0.29)         (0.08)            -                  -          9.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND (H)

Class A
     06/30/2009              6.83             -           0.30           0.30             -                  -          7.13
     12/31/2008             10.00          0.30          (3.30)         (3.00)        (0.07)             (0.10)         6.83
 04/30(A) - 12/31/2007      10.00          0.36          (0.36)             -             -                  -         10.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL/LAZARD EMERGING MARKETS FUND

Class A
     06/30/2009             32.48 %      $ 373,242          28%         1.30 %        3.37 %           n/a            n/a
     12/31/2008            (50.05)         211,608          64          1.28          3.21             n/a            n/a
     12/31/2007             31.81          411,866          53          1.29          1.37             n/a            n/a
 05/01(A)-12/31/2006         9.90           88,626          28          1.35          1.52             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP EQUITY FUND

Class A
     06/30/2009             10.70          125,532          34          1.03          1.03             n/a            n/a
     12/31/2008            (38.96)         125,184          81          1.02          1.50             n/a            n/a
     12/31/2007             (2.61)         243,429          84          1.02          0.71             n/a            n/a
     12/31/2006             14.56          217,646          70          1.03          0.50             n/a            n/a
     12/31/2005              8.81          228,735          85          1.03          0.49             n/a            n/a
     12/31/2004             24.72          222,542         101          1.08          0.20            1.13           0.15
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND

Class A
     06/30/2009             13.42            9,234          36          1.21          1.64             n/a            n/a
 10/06(A)-12/31/2008       (15.80)           4,703          10          1.24         (0.03)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND

Class A
     06/30/2009             11.26            7,648          19          1.21          2.08             n/a            n/a
 10/06(A)-12/31/2008       (16.43)           4,501          34          1.23          0.82             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND (H)

Class A
     06/30/2009              2.10          138,812           5          0.06         (0.06)            n/a            n/a
     12/31/2008            (36.25)         100,370          20          0.06          3.11             n/a            n/a
 04/30(A) - 12/31/2007      (0.80)          57,683          60          0.06          3.14             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND (H)

Class A
     06/30/2009              4.39          112,814           7          0.06         (0.06)            n/a            n/a
     12/31/2008            (29.87)          60,409          23          0.06          3.49             n/a            n/a
 04/30(A) - 12/31/2007       0.00           29,922          32          0.06          5.34             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND

Class A
     06/30/2009            $ 8.59        $ 0.26         $ 0.34         $ 0.60           $ -                $ -        $ 9.19
 10/06(A)-12/31/2008        10.00          0.04          (1.41)         (1.37)        (0.04)                 -          8.59
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND

Class A
     06/30/2009              9.60          0.14           0.74           0.88             -                  -         10.48
 10/06(A)-12/31/2008        10.00          0.02          (0.42)         (0.40)            -                  -          9.60
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
     06/30/2009              7.54          0.08           0.14           0.22             -                  -          7.76
     12/31/2008             12.36          0.19          (4.84)         (4.65)        (0.17)                 -          7.54
     12/31/2007             12.06          0.18           0.40           0.58         (0.16)             (0.12)        12.36
     12/31/2006             10.68          0.16           1.45           1.61         (0.15)             (0.08)        12.06
     12/31/2005             10.66          0.13           0.34           0.47         (0.12)             (0.33)        10.68
     12/31/2004              9.84          0.12           0.87           0.99         (0.12)             (0.05)        10.66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
     06/30/2009              8.17          0.06           0.67           0.73             -                  -          8.90
     12/31/2008             14.78          0.17          (5.75)         (5.58)        (0.13)             (0.90)         8.17
     12/31/2007             14.96          0.17           0.93           1.10         (0.05)             (1.23)        14.78
     12/31/2006             14.21          0.14           1.24           1.38         (0.13)             (0.50)        14.96
     12/31/2005             13.28          0.09           1.51           1.60         (0.10)             (0.57)        14.21
     12/31/2004             11.47          0.06           1.75           1.81             -                  -         13.28
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
     06/30/2009              7.97          0.05           0.16           0.21             -                  -          8.18
     12/31/2008             13.53          0.11          (4.87)         (4.76)        (0.15)             (0.65)         7.97
     12/31/2007             14.79          0.18          (0.51)         (0.33)        (0.04)             (0.89)        13.53
     12/31/2006             13.44          0.15           2.19           2.34         (0.12)             (0.87)        14.79
     12/31/2005             13.43          0.08           0.49           0.57         (0.09)             (0.47)        13.44
     12/31/2004             11.46          0.07           1.93           2.00             -              (0.03)        13.43
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND

Class A
     06/30/2009            6.98 %          $ 4,375         11%          0.78 %        6.53 %           n/a            n/a
 10/06(A)-12/31/2008       (13.74)           2,055           -          0.84          2.26             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND

Class A
     06/30/2009              9.17           10,039          10          0.78          3.05             n/a            n/a
 10/06(A)-12/31/2008        (4.00)           3,299           -          0.82          0.78             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
     06/30/2009              2.92          613,523           2          0.61          2.11             n/a            n/a
     12/31/2008            (37.64)         457,126           7          0.60          1.80             n/a            n/a
     12/31/2007              4.90          656,286           3          0.59          1.45             n/a            n/a
     12/31/2006             15.08          559,179           1          0.60          1.42             n/a            n/a
     12/31/2005              4.37          427,375          14          0.61          1.30             n/a            n/a
     12/31/2004             10.06          361,845           7          0.60          1.49             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
     06/30/2009              8.94          326,522           8          0.62          1.57             n/a            n/a
     12/31/2008            (37.58)         284,426          30          0.61          1.35             n/a            n/a
     12/31/2007              7.45          464,641          25          0.60          1.06             n/a            n/a
     12/31/2006              9.69          381,163          10          0.61          0.97             n/a            n/a
     12/31/2005             11.98          288,486          15          0.61          0.82             n/a            n/a
     12/31/2004             15.79          198,751          14          0.60          0.62             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
     06/30/2009              2.63          349,702          16          0.61          1.36             n/a            n/a
     12/31/2008            (35.01)         241,444          29          0.61          0.96             n/a            n/a
     12/31/2007             (2.11)         361,126          21          0.60          1.21             n/a            n/a
     12/31/2006             17.49          339,124          17          0.60          1.02             n/a            n/a
     12/31/2005              4.22          237,460          16          0.60          0.84             n/a            n/a
     12/31/2004             17.42          173,822          18          0.60          0.81             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
     06/30/2009            $ 9.41        $ 0.19         $ 0.38         $ 0.57           $ -                $ -        $ 9.98
     12/31/2008             17.55          0.47          (8.00)         (7.53)        (0.30)             (0.31)         9.41
     12/31/2007             16.54          0.40           1.29           1.69         (0.45)             (0.23)        17.55
     12/31/2006             13.59          0.32           3.15           3.47         (0.37)             (0.15)        16.54
     12/31/2005             13.67          0.29           1.53           1.82         (0.27)             (1.63)        13.59
     12/31/2004             11.45          0.16           2.07           2.23         (0.01)                 -         13.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
     06/30/2009             11.07          0.23          (0.02)          0.21             -                  -         11.28
     12/31/2008             11.16          0.52          (0.10)          0.42         (0.51)                 -         11.07
     12/31/2007             10.92          0.52           0.18           0.70         (0.46)                 -         11.16
     12/31/2006             10.75          0.48          (0.09)          0.39         (0.22)                 -         10.92
     12/31/2005             10.83          0.18           0.02           0.20         (0.22)             (0.06)        10.75
     12/31/2004             10.47          0.35           0.04           0.39         (0.03)                 -         10.83
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
     06/30/2009              7.00          0.08           0.77           0.85             -                  -          7.85
     12/31/2008             14.97          0.21          (6.42)         (6.21)        (0.17)             (1.59)         7.00
     12/31/2007             15.25          0.13           0.81           0.94         (0.12)             (1.10)        14.97
     12/31/2006             13.53          0.08           2.21           2.29         (0.07)             (0.50)        15.25
     12/31/2005             11.92          0.08           1.56           1.64         (0.03)                 -         13.53
     12/31/2004             10.12          0.03           1.78           1.81         (0.01)                 -         11.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
     06/30/2009             6.06 %        $ 468,804          2%          0.66 %        4.33 %           n/a            n/a
     12/31/2008             (42.92)         369,368          15          0.65          3.31             n/a            n/a
     12/31/2007              10.39          645,505           5          0.65          2.23             n/a            n/a
     12/31/2006              25.58          497,487           2          0.66          2.11             n/a            n/a
     12/31/2005              13.31          294,677          43          0.66          2.08             n/a            n/a
     12/31/2004              19.49          298,098           3          0.66          1.83             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
     06/30/2009               1.90          498,508          37 (N)      0.61          4.21             n/a            n/a
     12/31/2008               3.79          379,239          51 (N)      0.61          4.60             n/a            n/a
     12/31/2007               6.43          349,683          45 (N)      0.60          4.68             n/a            n/a
     12/31/2006               3.64          247,489          65 (N)      0.61          4.42             n/a            n/a
     12/31/2005               1.85          180,542         361          0.61          3.46             n/a            n/a
     12/31/2004               3.74          116,440         215          0.61          3.31             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
     06/30/2009              12.14          201,787          13          1.06          2.35             n/a            n/a
     12/31/2008             (40.86)         176,084          22          1.06          1.71             n/a            n/a
     12/31/2007               6.33          372,934          31          1.05          0.79             n/a            n/a
     12/31/2006              16.96          349,246          30          1.06          0.58             n/a            n/a
     12/31/2005              13.74          289,390          27          1.06          0.74             n/a            n/a
     12/31/2004              17.93          235,047          18          1.06          0.56             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND

Class A
     06/30/2009            $ 4.80        $ 0.06         $ 1.84         $ 1.90           $ -                $ -        $ 6.70
     12/31/2008              9.80          0.12          (5.03)         (4.91)        (0.09)                 -          4.80
 12/03(A) - 12/31/2007      10.00         (0.01)         (0.19)         (0.20)            -                  -          9.80
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM CHINA-INDIA FUND

Class A
     06/30/2009              4.23          0.06           1.95           2.01             -                  -          6.24
     12/31/2008              9.98          0.03          (5.78)         (5.75)            -                  -          4.23
 12/03(A) - 12/31/2007      10.00         (0.01)         (0.01)         (0.02)            -                  -          9.98
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND

Class A
     06/30/2009             10.10          0.14           0.72           0.86             -                  -         10.96
     12/31/2008             11.09          0.39          (0.82)         (0.43)        (0.16)             (0.40)        10.10
 01/16(A) - 12/31/2007      10.00          0.43           0.66           1.09             -                  -         11.09
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
     06/30/2009             11.07          0.27           0.59           0.86             -                  -         11.93
     12/31/2008             12.04          0.51          (0.48)          0.03         (0.53)             (0.47)        11.07
     12/31/2007             11.66          0.54           0.42           0.96         (0.56)             (0.02)        12.04
     12/31/2006             11.70          0.50          (0.10)          0.40         (0.44)              0.00 (F)     11.66
     12/31/2005             11.96          0.27           0.02           0.29         (0.33)             (0.22)        11.70
     12/31/2004             11.76          0.17           0.36           0.53         (0.20)             (0.13)        11.96
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND

Class A
     06/30/2009              39.58 %         $ 55,539         24%          1.27 %        2.01 %           n/a            n/a
     12/31/2008               (50.09)           7,727         132          1.29          1.66             n/a            n/a
 12/03(A) - 12/31/2007         (2.00)          11,747           -          1.30         (0.67)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM CHINA-INDIA FUND

Class A
     06/30/2009                47.52          101,792          39          1.32          2.47             n/a            n/a
     12/31/2008               (57.62)          25,987         188          1.41          0.51             n/a            n/a
 12/03(A) - 12/31/2007         (0.20)           4,888           -          1.40         (0.93)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND

Class A
     06/30/2009                 8.51          835,064         613          0.81          2.77             n/a            n/a
     12/31/2008                (3.73)         663,938        2289          0.81          3.44             n/a            n/a
 01/16(A) - 12/31/2007         10.90          397,393        1215 (O)      0.80          4.27             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
     06/30/2009                 7.77        1,654,451         427          0.81          4.75             n/a            n/a
     12/31/2008                 0.40        1,325,740         660          0.81          4.22             n/a            n/a
     12/31/2007                 8.25        1,037,811         119 (P)      0.80          4.54             n/a            n/a
     12/31/2006                 3.38          760,176          63 (P)      0.81          4.20             n/a            n/a
     12/31/2005                 2.40          571,892         183 (P)      0.81          3.15             n/a            n/a
     12/31/2004                 4.45          390,124         163 (P)      0.81          1.72             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND

Class A
     06/30/2009            $ 4.46        $ 0.24         $ 0.73         $ 0.97           $ -                $ -        $ 5.43
     12/31/2008              7.43          0.59          (2.93)         (2.34)        (0.63)                 -          4.46
     12/31/2007              8.22          0.66          (0.75)         (0.09)        (0.70)                 -          7.43
     12/31/2006              7.95          0.62           0.21           0.83         (0.56)                 -          8.22
     12/31/2005              8.51          0.62          (0.48)          0.14         (0.62)             (0.08)         7.95
     12/31/2004              8.03          0.17           0.49           0.66         (0.18)                 -          8.51
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MID CAP VALUE FUND

Class A
     06/30/2009              5.62          0.03           0.47           0.50             -                  -          6.12
 03/31(a)-12/31/2008        10.00          0.07          (4.37)         (4.30)        (0.08)                 -          5.62
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND

Class A
     06/30/2009              6.27          0.03           0.19           0.22             -                  -          6.49
 03/31(a)-12/31/2008        10.00          0.06          (3.75)         (3.69)        (0.04)                 -          6.27
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND

Class A
     06/30/2009              7.57          0.08           0.58           0.66             -                  -          8.23
     12/31/2008             19.15          0.35          (9.54)         (9.19)        (0.39)             (2.00)         7.57
     12/31/2007             20.44          0.33          (1.48)         (1.15)        (0.14)                 -         19.15
     12/31/2006             18.09          0.17           2.19           2.36         (0.01)                 -         20.44
     12/31/2005             17.42          0.24           0.61           0.85         (0.18)                 -         18.09
     12/31/2004             16.09          0.24           1.33           1.57         (0.24)                 -         17.42
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND

Class A
     06/30/2009              5.91          0.09           0.65           0.74             -                  -          6.65
 10/06(A)-12/31/2008        10.00          0.04          (4.10)         (4.06)        (0.03)(S)              -          5.91
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND

Class A
     06/30/2009              21.75 %        $ 361,585         20%          0.79 %        9.98 %           n/a            n/a
     12/31/2008               (30.75)         188,010          78          0.79          8.82             n/a            n/a
     12/31/2007                (1.10)         303,282          95          0.78          7.92             n/a            n/a
     12/31/2006                10.51          365,753          62          0.80          7.49             n/a            n/a
     12/31/2005                 1.69          276,421          33          0.81          7.39             n/a            n/a
     12/31/2004                 8.22          284,949         149          0.83          6.97             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MID CAP VALUE FUND

Class A
     06/30/2009                 8.90            8,366          66          1.06          1.23             n/a            n/a
 03/31(a)-12/31/2008          (43.00)           5,011         154          1.06          1.05             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND

Class A
     06/30/2009                 3.51            7,321          88          1.06          0.90             n/a            n/a
 03/31(a)-12/31/2008          (36.85)           8,356          66          1.06          1.02             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND

Class A
     06/30/2009                 8.72           66,857          36          0.87          2.17             n/a            n/a
     12/31/2008               (47.21)          87,770          96          0.86          2.28             n/a            n/a
     12/31/2007                (5.63)         219,654          86          0.86          1.55             n/a            n/a
     12/31/2006                13.03          165,734         145          0.97          0.92             n/a            n/a
     12/31/2005                 4.91          181,363          79          0.97          0.97             n/a            n/a
     12/31/2004                 9.76          215,615          46          0.97          1.24            1.01           1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND

Class A
     06/30/2009                12.52           72,616          23          1.20          3.15             n/a            n/a
 10/06(A)-12/31/2008          (40.56)          15,265           6          1.22          2.55             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND (H)

Class A
     06/30/2009            $ 9.35       $ (0.01)        $ 0.50         $ 0.49           $ -                $ -        $ 9.84
     12/31/2008             11.47          0.32          (1.90)         (1.58)        (0.39)             (0.15)         9.35
     12/31/2007             11.29          0.34           0.37           0.71         (0.27)             (0.26)        11.47
     12/31/2006             10.70          0.20           0.64           0.84         (0.18)             (0.07)        11.29
     12/31/2005             10.35          0.26           0.13           0.39         (0.03)             (0.01)        10.70
 10/04(A)-12/31/2004        10.00          0.14           0.21           0.35             -                  -         10.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND (H)

Class A
     06/30/2009              8.97         (0.01)          0.60           0.59             -                  -          9.56
     12/31/2008             12.21          0.26          (2.85)         (2.59)        (0.41)             (0.24)         8.97
     12/31/2007             11.90          0.28           0.64           0.92         (0.29)             (0.32)        12.21
     12/31/2006             11.04          0.17           0.97           1.14         (0.13)             (0.15)        11.90
     12/31/2005             10.54          0.24           0.29           0.53         (0.02)             (0.01)        11.04
 10/04(A)-12/31/2004        10.00          0.11           0.43           0.54             -                  -         10.54
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND (H)

Class A
     06/30/2009              8.79         (0.01)          0.67           0.66             -                  -          9.45
     12/31/2008             13.20          0.17          (3.80)         (3.63)        (0.27)             (0.51)         8.79
     12/31/2007             13.08          0.19           0.92           1.11         (0.28)             (0.71)        13.20
     12/31/2006             12.13          0.12           1.36           1.48         (0.12)             (0.41)        13.08
     12/31/2005             11.67          0.34           0.41           0.75         (0.20)             (0.09)        12.13
     12/31/2004             10.91          0.12           0.92           1.04         (0.11)             (0.17)        11.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND (H)

Class A
     06/30/2009              7.94         (0.01)          0.65           0.64             -                  -          8.58
     12/31/2008             13.84          0.10          (5.00)         (4.90)        (0.07)             (0.93)         7.94
     12/31/2007             13.62          0.12           1.05           1.17         (0.24)             (0.71)        13.84
     12/31/2006             12.56          0.07           1.71           1.78         (0.07)             (0.65)        13.62
     12/31/2005             12.23          0.30           0.61           0.91         (0.13)             (0.45)        12.56
     12/31/2004             11.07          0.07           1.19           1.26         (0.06)             (0.04)        12.23
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND (H)

Class A
     06/30/2009              8.39         (0.01)          0.73           0.72             -                  -          9.11
     12/31/2008             14.89          0.06          (5.90)         (5.84)        (0.05)             (0.61)         8.39
     12/31/2007             13.91          0.08           1.19           1.27         (0.24)             (0.05)        14.89
     12/31/2006             12.80          0.04           1.95           1.99         (0.04)             (0.84)        13.91
     12/31/2005             11.89          0.25           0.76           1.01         (0.10)                 -         12.80
     12/31/2004             10.57          0.02           1.31           1.33         (0.01)                 -         11.89
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND (H)

Class A
     06/30/2009             5.24 %        $ 489,209          9%          0.19 %       (0.17)%           n/a            n/a
     12/31/2008             (13.75)         407,426          30          0.19          2.95             n/a            n/a
     12/31/2007               6.30          264,755          54          0.18          2.92             n/a            n/a
     12/31/2006               7.85          137,126          39          0.19          1.82             n/a            n/a
     12/31/2005               3.73           80,642          16          0.19          3.54             n/a            n/a
 10/04(A)-12/31/2004          3.50           13,909          13          0.18         12.94             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND (H)

Class A
     06/30/2009               6.58          672,028           7          0.18         (0.17)            n/a            n/a
     12/31/2008             (21.24)         557,615          28          0.18          2.36             n/a            n/a
     12/31/2007               7.74          521,470          30          0.19          2.26             n/a            n/a
     12/31/2006              10.39          314,249          35          0.19          1.44             n/a            n/a
     12/31/2005               4.99          157,719          11          0.18          3.13             n/a            n/a
 10/04(A)-12/31/2004          5.40           19,873           0          0.18         11.25             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND (H)

Class A
     06/30/2009               7.51        1,207,967           6          0.16         (0.15)            n/a            n/a
     12/31/2008             (27.50)         997,961          28          0.16          1.45             n/a            n/a
     12/31/2007               8.65        1,403,279          34          0.16          1.34             n/a            n/a
     12/31/2006              12.17        1,123,984          29          0.16          0.97             n/a            n/a
     12/31/2005               6.41          861,543          21          0.17          1.39             n/a            n/a
     12/31/2004               9.58          619,106          38          0.18          1.20             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND (H)

Class A
     06/30/2009               8.06          975,675           7          0.17         (0.15)            n/a            n/a
     12/31/2008             (35.36)         808,800          32          0.16          0.80             n/a            n/a
     12/31/2007               8.70        1,388,072          34          0.15          0.86             n/a            n/a
     12/31/2006              14.15        1,246,802          34          0.16          0.53             n/a            n/a
     12/31/2005               7.44        1,059,806          32          0.16          0.62             n/a            n/a
     12/31/2004              11.41        1,001,562          47          0.17          0.67             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND (H)

Class A
     06/30/2009               8.58          437,037           8          0.19         (0.17)            n/a            n/a
     12/31/2008             (39.16)         414,718          42          0.18          0.50             n/a            n/a
     12/31/2007               9.17          702,285          46          0.17          0.56             n/a            n/a
     12/31/2006              15.57          672,325          33          0.17          0.28             n/a            n/a
     12/31/2005               8.48          657,320          35          0.18          0.22             n/a            n/a
     12/31/2004              12.61          670,711          62          0.18          0.41             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE FUND (H)

Class A
     06/30/2009              7.72         (0.01)          0.28           0.27             -                  -          7.99
     12/31/2008             10.70          0.27          (3.12)         (2.85)        (0.09)             (0.04)         7.72
 01/16(A) - 12/31/2007      10.00          0.48           0.22           0.70             -                  -         10.70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL/S&P DISCIPLINED MODERATE GROWTH FUND (H)

Class A
     06/30/2009              6.81         (0.01)          0.20           0.19             -                  -          7.00
     12/31/2008             10.67          0.23          (3.94)         (3.71)        (0.09)             (0.06)         6.81
 01/16(A) - 12/31/2007      10.00          0.35           0.32           0.67             -                  -         10.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED GROWTH FUND (H)

Class A
     06/30/2009              6.31         (0.01)          0.20           0.19             -                  -          6.50
     12/31/2008             10.65          0.22          (4.40)         (4.18)        (0.10)             (0.06)         6.31
 01/16(A) - 12/31/2007      10.00          0.36           0.29           0.65             -                  -         10.65
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P COMPETITIVE ADVANTAGE FUND

Class A
     06/30/2009              6.90          0.05           1.13           1.18             -                  -          8.08
     12/31/2008              9.92          0.16          (3.08)         (2.92)        (0.10)                 -          6.90
 12/03(A) - 12/31/2007      10.00          0.01          (0.08)         (0.07)        (0.01)                 -          9.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DIVIDEND INCOME & GROWTH FUND

Class A
     06/30/2009              7.04          0.12          (0.64)         (0.52)            -                  -          6.52
     12/31/2008              9.77          0.35          (2.89)         (2.54)        (0.19)              0.00 (F)      7.04
 12/03(A) - 12/31/2007      10.00          0.02          (0.24)         (0.22)        (0.01)                 -          9.77
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P INTRINSIC VALUE FUND
Class A
     06/30/2009              6.21          0.06           0.56           0.62             -                  -          6.83
     12/31/2008              9.91          0.15          (3.70)         (3.55)        (0.09)             (0.06)         6.21
 12/03(A) - 12/31/2007      10.00          0.02          (0.10)         (0.08)        (0.01)                 -          9.91
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE FUND (H)

Class A
     06/30/2009               3.50           93,448          15          0.19         (0.17)            n/a            n/a
     12/31/2008             (26.60)          58,062          27          0.19          2.91             n/a            n/a
 01/16(A) - 12/31/2007        7.00           34,588          31          0.18          4.75             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE GROWTH FUND (H)

Class A
     06/30/2009               2.79          111,308          20          0.19         (0.17)            n/a            n/a
     12/31/2008             (34.76)          74,452          29          0.19          2.60             n/a            n/a
 01/16(A) - 12/31/2007        6.70           40,459          31          0.18          3.49             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED GROWTH FUND (H)

Class A
     06/30/2009               3.01           44,169          19          0.19         (0.18)            n/a            n/a
     12/31/2008             (39.21)          26,133          48          0.19          2.55             n/a            n/a
 01/16(A) - 12/31/2007        6.50           16,525          28          0.19          3.58             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P COMPETITIVE ADVANTAGE FUND

Class A
     06/30/2009              17.10          174,056           7          0.71          1.48             n/a            n/a
     12/31/2008             (29.40)          90,399          97          0.71          1.81             n/a            n/a
 12/03(A) - 12/31/2007       (0.74)          15,294           -          0.70          1.46             n/a            n/a
 -----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DIVIDEND INCOME & GROWTH FUND

Class A
     06/30/2009              (7.39)         128,502           5          0.71          4.07             n/a            n/a
     12/31/2008             (25.93)         101,329          64          0.71          4.47             n/a            n/a
 12/03(A) - 12/31/2007       (2.24)           7,203           -          0.70          2.03             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P INTRINSIC VALUE FUND
Class A
     06/30/2009               9.98          138,558           5          0.71          2.00             n/a            n/a
     12/31/2008             (35.84)          96,643          98          0.71          1.88             n/a            n/a
 12/03(A) - 12/31/2007       (0.81)          18,261           -          0.70          2.06             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P TOTAL YIELD FUND
Class A
     06/30/2009            $ 6.37        $ 0.06         $ 0.57         $ 0.63           $ -                $ -        $ 7.00
     12/31/2008             10.07          0.20          (3.79)         (3.59)        (0.11)              0.00 (F)      6.37
 12/03(A) - 12/31/2007      10.00          0.01           0.06           0.07          0.00 (F)              -         10.07
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P 4 FUND (H)
Class A
     06/30/2009              6.79             -           0.50           0.50             -                  -          7.29
     12/31/2008              9.93          0.21          (3.35)         (3.14)         0.00 (F)              -          6.79
 12/03(A) - 12/31/2007      10.00          0.02          (0.09)         (0.07)            -                  -          9.93
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
Class A
     06/30/2009             12.81          0.18           0.28           0.46             -                  -         13.27
     12/31/2008             17.56          0.48          (4.18)         (3.70)        (0.39)             (0.66)        12.81
     12/31/2007             17.35          0.48           0.81           1.29         (0.37)             (0.71)        17.56
     12/31/2006             15.75          0.42           1.73           2.15         (0.31)             (0.24)        17.35
     12/31/2005             17.12          0.34           0.58           0.92         (0.38)             (1.91)        15.75
     12/31/2004             15.55          0.36           1.33           1.69         (0.02)             (0.10)        17.12
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
Class A
     06/30/2009              1.00             -              -              -          0.00 (F)              -          1.00
     12/31/2008              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
     12/31/2007              1.00          0.05           0.00           0.05         (0.05)                 -          1.00
     12/31/2006              1.00          0.04           0.00           0.04         (0.04)                 -          1.00
     12/31/2005              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
     12/31/2004              1.00          0.01           0.00           0.01         (0.01)                 -          1.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P TOTAL YIELD FUND
Class A
     06/30/2009             9.89 %        $ 140,305         12%        0.71 %        2.11 %             n/a            n/a
     12/31/2008             (35.67)         103,601         115          0.71          2.38             n/a            n/a
 12/03(A) - 12/31/2007        0.74            9,806           -          0.70          1.26             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P 4 FUND (H)
Class A
     06/30/2009               7.36          388,453           6          0.06         (0.06)            n/a            n/a
     12/31/2008             (31.62)         265,183          15          0.06          2.54             n/a            n/a
 12/03(A) - 12/31/2007       (0.70)          22,194           -          0.05          2.85             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
Class A
     06/30/2009               3.59          525,264          32 (Q)      0.79          2.94             n/a            n/a
     12/31/2008             (20.79)         455,105          60 (Q)      0.78          2.98             n/a            n/a
     12/31/2007               7.49          526,511          41 (Q)      0.78          2.62             n/a            n/a
     12/31/2006              13.65          439,868          46 (Q)      0.79          2.55             n/a            n/a
     12/31/2005               5.30          396,350          42 (Q)      0.79          2.22             n/a            n/a
     12/31/2004              10.88          381,316         121 (Q)      0.80          2.42             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
Class A
     06/30/2009               0.15        1,283,056         n/a          0.57          0.30            0.57           0.30
     12/31/2008               2.20 (R)    1,340,054         n/a          0.57          2.08             n/a            n/a
     12/31/2007               4.76          651,204         n/a          0.58          4.63             n/a            n/a
     12/31/2006               4.49          269,095         n/a          0.59          4.42             n/a            n/a
     12/31/2005               2.71          258,452         n/a          0.60          2.66             n/a            n/a
     12/31/2004               0.78          237,815         n/a          0.61          0.81             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
Class A
     06/30/2009            $12.60        $ 0.12         $ 0.23         $ 0.35           $ -                $ -       $ 12.95
     12/31/2008             19.33          0.32          (6.76)         (6.44)        (0.01)             (0.28)        12.60
     12/31/2007             19.42          0.29           1.22           1.51         (0.26)             (1.34)        19.33
     12/31/2006             16.90          0.25           3.28           3.53         (0.31)             (0.70)        19.42
     12/31/2005             16.71          0.17           1.20           1.37         (0.20)             (0.98)        16.90
     12/31/2004             14.70          0.12           2.05           2.17         (0.06)             (0.10)        16.71
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
Class A
     06/30/2009             12.70          0.02           1.95           1.97             -                  -         14.67
     12/31/2008             22.49          0.06          (9.69)         (9.63)        (0.02)             (0.14)        12.70
     12/31/2007             21.84          0.09           2.16           2.25         (0.08)             (1.52)        22.49
     12/31/2006             19.44          0.09           2.57           2.66         (0.09)             (0.17)        21.84
     12/31/2005             18.36          0.04           1.08           1.12         (0.04)                 -         19.44
     12/31/2004             16.77          0.08           1.58           1.66         (0.07)                 -         18.36
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
Class A
     06/30/2009             16.20         (0.01)          2.82           2.81             -                  -         19.01
     12/31/2008             30.37         (0.04)        (12.33)        (12.37)            -              (1.80)        16.20
     12/31/2007             29.05         (0.01)          4.97           4.96          0.00 (F)          (3.64)        30.37
     12/31/2006             29.64          0.05           1.96           2.01         (0.05)             (2.55)        29.05
     12/31/2005             27.87         (0.07)          4.01           3.94             -              (2.17)        29.64
     12/31/2004             24.89         (0.13)          4.61           4.48             -              (1.50)        27.87
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
Class A
     06/30/2009               2.78 %        $ 539,324         31%        0.84 %        2.08 %             n/a            n/a
     12/31/2008               (33.35)         484,751          54          0.83          1.97             n/a            n/a
     12/31/2007                 7.90          538,410          41          0.83          1.39             n/a            n/a
     12/31/2006                20.86          481,805          34          0.84          1.37             n/a            n/a
     12/31/2005                 8.15          277,461          29          0.86          1.41             n/a            n/a
     12/31/2004                14.77          154,283         136          0.86          1.50             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
Class A
     06/30/2009                15.51          623,919          38          0.91          0.29             n/a            n/a
     12/31/2008               (42.85)         581,447          54          0.90          0.30             n/a            n/a
     12/31/2007                10.12        1,043,708          56          0.88          0.40             n/a            n/a
     12/31/2006                13.70          750,771          46          0.90          0.46             n/a            n/a
     12/31/2005                 6.09          732,553          41          0.91          0.24             n/a            n/a
     12/31/2004                 9.89          606,885          37          0.92          0.51            0.93           0.50
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
Class A
     06/30/2009                17.35          546,493          20          1.02         (0.15)            n/a            n/a
     12/31/2008               (40.68)         425,184          37          1.02         (0.14)            n/a            n/a
     12/31/2007                17.26          697,484          45          1.02         (0.04)            n/a            n/a
     12/31/2006                 6.76          625,869          37          1.02          0.16             n/a            n/a
     12/31/2005                14.10          623,382          30          1.02         (0.32)            n/a            n/a
     12/31/2004                18.03          541,739          34          1.02         (0.55)           1.04          (0.57)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
Class A
     06/30/2009            $ 6.98        $ 0.10         $ 0.59         $ 0.69           $ -                $ -        $ 7.67
     12/31/2008             14.65          0.20          (6.20)         (6.00)        (0.24)             (1.43)         6.98
     12/31/2007             15.62          0.26          (0.14)          0.12         (0.20)             (0.89)        14.65
     12/31/2006             13.93          0.22           2.57           2.79         (0.13)             (0.97)        15.62
     12/31/2005             13.64          0.13           0.70           0.83         (0.11)             (0.43)        13.93
     12/31/2004             11.92          0.12           1.68           1.80         (0.08)                 -         13.64
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
Class A
     06/30/2009               9.89 %        $ 495,650         11%          0.98 %        2.87 %           n/a            n/a
     12/31/2008               (40.47)         412,536          29          0.96          1.65             n/a            n/a
     12/31/2007                 0.85          707,468          33          0.95          1.59             n/a            n/a
     12/31/2006                20.11          681,711          26          0.96          1.48             n/a            n/a
     12/31/2005                 6.07          544,901          29          0.97          1.08             n/a            n/a
     12/31/2004                15.12          485,126          42          0.99          1.01            1.01           0.99
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(A)  Commencement of operations.

(B) Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(C)  Annualized for periods less than one year.

(D)  Portfolio turnover excludes dollar roll transactions.

(E) Calculated using the average shares method for periods ended after December 31, 2005.

(F)  Distributions of $0.00 represent amounts less than $0.005.

(G) Includes dividend expense and borrowing fees on securities sold short for JNL/Credit Suisse Long/Short Fund of 0.42%, 0.40% and 1.06% for Class A and B shares for the periods ended June 30, 2009, December 31, 2008 and December 31, 2007, respectively.

(H) Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.

(I)  Portfolio  turnover  including  dollar roll  transactions  for JNL/Franklin
     Templeton Income Fund was 34% for 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(J) Includes dividend expense and borrowing fees on securities sold short for JNL/Franklin Templeton Mutual Shares Fund of 0.04%, 0.01% and 0.01% for Class A and B shares for the periods ended June 20, 2009, December 31, 2008 and December 31, 2007, respectively.

(K) Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 423%, 453%, 570%, and 332% in 2004, 2005, 2006, and
     2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(L) Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Short Duration Bond Fund was 118% and 78% for 2006 and 2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(M) Portfolio turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 643%, 487%, 524%, and 217% in 2004, 2005, 2006, and 2007, respectively. The Fund had no dollar roll transactions for the periods ending after December 31, 2007.

(N) Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 42% for the period ended June 30, 2009 and 79% , 52% and 52% in 2006, 2007and 2008, respectively.

(O) Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,340% in 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(P) Portfolio turnover including dollar roll transactions for JNL/PIMCO Total Return was 352%, 409%, 271%, and 402% in 2004, 2005, 2006, and 2007,
     respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(Q) Portfolio turnover including dollar roll transactions for JNL/Select Balanced Fund was 48% for the period ended June 30, 2009 and 142%, 64%, 76% and 76% in 2005, 2006, 2007 and 2008, respectively.

(R) The Adviser voluntarily contributed capital to the JNL/Select Money Market Fund. The return for Class A and Class B without the contribution was 2.00% and 2.18%, respectively.

(S) Distribution amount includes a return of capital distribution which was less than $.005 per share.

(T) Total return for the JNL/AIM International Growth Fund includes class action settlement proceeds. The return for Class A and Class B without the class action settlement proceeds was 11.63% and 13.92%, respectively.

(U) Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds. The return for Class A and Class B without the class action settlement proceeds was 11.74% and 11.88%, respectively.

EFFECTIVE OCTOBER 5, 2009, FOR THE JNL/CREDIT SUISSE COMMODITY SECURITIES FUND, PLEASE DELETE THE FIRST AND SECOND PARAGRAPHS OF THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" AND REPLACE IT WITH THE FOLLOWING:

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities. The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector. The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities. To meet its objective, the Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals. To gain portfolio exposure to commodities, the Fund may invest in securities or derivatives that provide exposure to commodities. These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options. The Fund may hold a portion of its portfolio in fixed-income securities. The Fund may not invest directly in commodities.

Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio. One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the "Natural Resources Portfolio." The other portfolio will focus on investments in commodity instruments; the "Commodities Portfolio."




This Supplement is dated September 28, 2009.

(To be used with: VC4224 04/09, VC5869 04/09, VC5890 04/09, VC3723 04/09, VC3656
04/09,  VC5526 04/09,  VC3657 04/09,  NV4224 04/09,  NV5869 04/09, NV5890 04/09,
NV3174CE 04/09, NV5526 04/09, and NV3784 04/09.)

                                                                   CMV4127 09/09

JMV4128 09/09

              SUPPLEMENT DATED SEPTEMBER 28, 2009 TO THE PROSPECTUS
                               DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST

Please note that the changes are effective September 28, 2009, except as otherwise noted.

Please note that the changes apply to your variable annuity product.


FOR THE JNL/SELECT MONEY MARKET FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE SUB-ADVISER" IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/SELECT MONEY MARKET FUND, IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS)", PLEASE ADD THE FOLLOWING PARAGRAPHS TO THE END OF THE SECTION:

DIVIDENDS:

The JNL/Select Money Market Fund intends to maintain, to the extent practicable, a constant per share NAV of $1.00. The Fund expects to declare and pay dividends on a daily basis on each class so long as the income attributable to that class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see "PURCHASES, REDEMPTIONS AND PRICING OF SHARES" in the SAI. For a description of the allocation of expenses among fund share classes, see "Classes of Shares and Distribution Plans" in the prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share NAV of $1.00. When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.


IN THE SECTION ENTITLED "INVESTMENT ADVISER", PLEASE DELETE THE LAST PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


IN THE SECTION ENTITLED "FINANCIAL HIGHLIGHTS", DELETE THE PARAGRAPHS AND THE FINANCIAL HIGHLIGHTS TABLE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The following table provides selected per share data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2009 (semi-annual report) has not been audited.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
Class A
     06/30/2009              1.00             -              -              -          0.00 (F)              -          1.00
     12/31/2008              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
     12/31/2007              1.00          0.05           0.00           0.05         (0.05)                 -          1.00
     12/31/2006              1.00          0.04           0.00           0.04         (0.04)                 -          1.00
     12/31/2005              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
     12/31/2004              1.00          0.01           0.00           0.01         (0.01)                 -          1.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
Class A
     06/30/2009               0.15        1,283,056         n/a          0.57          0.30            0.57           0.30
     12/31/2008               2.20 (G)    1,340,054         n/a          0.57          2.08             n/a            n/a
     12/31/2007               4.76          651,204         n/a          0.58          4.63             n/a            n/a
     12/31/2006               4.49          269,095         n/a          0.59          4.42             n/a            n/a
     12/31/2005               2.71          258,452         n/a          0.60          2.66             n/a            n/a
     12/31/2004               0.78          237,815         n/a          0.61          0.81             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(A)  Commencement of operations.

(B) Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(C)  Annualized for periods less than one year.

(D)  Portfolio turnover excludes dollar roll transactions.

(E) Calculated using the average shares method for periods ended after December 31, 2005.

(F)  Distributions of $0.00 represent amounts less than $0.005.

(G) The Adviser voluntarily contributed capital to the JNL/Select Money Market Fund. The return for Class A and Class B without the contribution was 2.00% and 2.18%, respectively.

This Supplement is dated September 28, 2009.

(To be used with: VC3652 04/09.)

                                                                   JMV4128 09/09

JMV4129 09/09

              SUPPLEMENT DATED SEPTEMBER 28, 2009 TO THE PROSPECTUS
                               DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST

Please note that the changes are effective September 28, 2009, except as otherwise noted.

Please note that the changes apply to your variable annuity product(s).


PLEASE DELETE ALL INFORMATION AND REFERENCES RELATED TO THE FOLLOWING FUNDS:

JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
JNL/PPM AMERICA CORE EQUITY FUND


THE FOLLOWING FUNDS SHOULD BE ADDED TO THE LIST OF FUNDS ON THE COVER PAGE:

JNL/Credit Suisse Commodity Securities Fund (FORMERLY, JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND)
JNL/Ivy Asset Strategy Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/T. Rowe Price Short-Term Bond Fund (FORMERLY, JNL/GOLDMAN SACHS SHORT DURATION BOND FUND)


PLEASE CHANGE ALL REFERENCES TO JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND TO JNL/CREDIT SUISSE COMMODITY SECURITIES FUND.


ON THE SECOND PAGE OF THE PROSPECTUS, PLEASE DELETE THE FIRST PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, AND THE JNL/S&P 4 FUND ARE ALSO REFERRED TO IN THIS PROSPECTUS AS THE JNL/S&P FUNDS.


ON THE SECOND PAGE OF THE PROSPECTUS, PLEASE ADD THE FOLLOWING DISCLOSURE:

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL
MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


FOR THE FOLLOWING FUNDS, JNL/AIM GLOBAL REAL ESTATE FUND, JNL/AIM INTERNATIONAL GROWTH FUND, JNL/AIM LARGE CAP GROWTH FUND, JNL/AIM SMALL CAP GROWTH FUND,
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND, JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND, JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND, JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND, JNL/CREDIT SUISSE COMMODITY SECURITIES FUND, JNL/CREDIT SUISSE LONG/SHORT FUND, JNL/EAGLE CORE EQUITY FUND, JNL/EAGLE SMALLCAP EQUITY FUND, JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND, JNL/FRANKLIN TEMPLETON INCOME FUND, JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND, JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND, JNL/GOLDMAN SACHS CORE PLUS BOND FUND, JNL/GOLDMAN SACHS EMERGING MARKETS FUND, JNL/GOLDMAN SACHS MID CAP VALUE FUND, JNL/JPMORGAN INTERNATIONAL VALUE FUND, JNL/JPMORGAN MIDCAP GROWTH FUND, JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND, JNL/LAZARD EMERGING MARKETS FUND, JNL/LAZARD MID CAP EQUITY FUND, JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND, JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND, JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, JNL/S&P S&P 400 MIDCAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT
INTERNATIONAL INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND, JNL/OPPENHEIMER GLOBAL GROWTH FUND, JNL/PIMCO REAL RETURN FUND, JNL/PIMCO TOTAL RETURN BOND FUND, JNL/PPM AMERICA HIGH YIELD BOND FUND, JNL/PPM AMERICA MID CAP VALUE FUND, JNL/PPM AMERICA SMALL CAP VALUE FUND, JNL/PPM AMERICA VALUE EQUITY FUND, JNL/PAM ASIA EX-JAPAN FUND, JNL/PAM CHINA-INDIA FUND, JNL/SELECT BALANCED FUND, JNL/SELECT VALUE FUND, JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, JNL/T. ROWE PRICE MID-CAP GROWTH FUND, JNL/T. ROWE PRICE VALUE FUND, JNL/S&P MANAGED CONSERVATIVE FUND, JNL/S&P MANAGED MODERATE FUND, JNL/S&P MANAGED MODERATE GROWTH FUND, JNL/S&P MANAGED GROWTH FUND, AND JNL/MANAGED AGGRESSIVE GROWTH FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE FOLLOWING FUNDS, JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND, JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND, JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND, AND JNL/S&P 4 FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE ADVISER AND PORTFOLIO MANAGEMENT" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/SELECT MONEY MARKET FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE SUB-ADVISER" IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL INSTITUTIONAL ALT 20 FUND, JNL INSTITUTIONAL ALT 35 FUND, JNL INSTITUTIONAL ALT 50 FUND, AND JNL INSTITUTIONAL ALT 65 FUND, PLEASE DELETE THE SECOND TABLE ENTITLED "NON-TRADITIONAL ASSET CLASSES" IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" AND REPLACE IT WITH THE FOLLOWING:

------------------------------------------------- ----------------------------------------------
                 INTERNATIONAL                                     ALTERNATIVE
------------------------------------------------- ----------------------------------------------
------------------------------------------------- ----------------------------------------------
            Emerging Markets Equity                           Listed Private Equity
                                                                   Long/Short
                                                                 Absolute Return
                                                    Global Tactical Asset Allocation ("GTAA")
------------------------------------------------- ----------------------------------------------


FOR THE JNL INSTITUTIONAL ALT 20 FUND, JNL INSTITUTIONAL ALT 35 FUND, JNL INSTITUTIONAL ALT 50 FUND, AND JNL INSTITUTIONAL ALT 65 FUND, PLEASE DELETE THE TABLE ENTITLED "NON-TRADITIONAL ASSET CLASSES" LOCATED RIGHT BEFORE THE SECTION "PRINCIPAL RISKS OF INVESTING IN EACH FUND" AND REPLACE IT WITH THE FOLLOWING:

NON-TRADITIONAL ASSET CLASSES

JNL SERIES TRUST
--------------------------------------------------------------------------------- --------------------------------------------------
UNDERLYING FUND                                                                                       ASSET CLASS
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/AIM Global Real Estate Fund                                                                    Global Real Estate
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Credit Suisse Commodity Securities Fund                                                        Natural Resources
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Credit Suisse Long/Short Fund                                                                      Long/Short
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Goldman Sachs Emerging Markets Debt Fund                                                      Emerging Market Debt
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Ivy Asset Strategy Fund                                                                               GTAA
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Lazard Emerging Markets Fund                                                                Emerging Markets Equity
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Mellon Capital Management Global Alpha Fund                                                     Absolute Return
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/PIMCO Real Return Fund                                                                     Inflation-Index Securities
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/PPM America High Yield Bond Fund                                                                U.S. High Yield
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Red Rocks Listed Private Equity Fund                                                         Listed Private Equity
--------------------------------------------------------------------------------- --------------------------------------------------


FOR THE JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND, PLEASE REPLACE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD GROWTH INDEX WITH MSCI WORLD GROWTH INDEX.


FOR THE JNL/CREDIT SUISSE LONG/SHORT FUND, PLEASE ADD "PORTFOLIO TURNOVER" TO THE LIST OF RISKS IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND".


FOR THE JNL/FRANKLIN TEMPLETON INCOME FUND, PLEASE DELETE THE FOURTH PARAGRAPH OF THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" AND REPLACE IT WITH THE FOLLOWING:

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's ("S&P(R)") and Moody's Investors Service ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Fund's manager to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest in debt securities regardless of their rating or in securities that are unrated, including up to 5% of its assets in securities that are in default at the time of purchase.


FOR THE JNL/GOLDMAN SACHS CORE PLUS BOND FUND, PLEASE ADD "PORTFOLIO TURNOVER" TO THE LIST OF RISKS IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND".


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/IVY ASSET STRATEGY FUND

INVESTMENT OBJECTIVES. The investment objective of the JNL/Ivy Asset Strategy Fund is to seek high total return over the long term.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

     o "Stocks" include equity securities of all types, although the Sub-Adviser, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that the Sub-Adviser believes are currently selling below their true worth, while growth stocks are those whose earnings the Sub-Adviser believes are likely to grow faster than the economy. The Fund may invest in the securities of any size company, including those within the small to mid-capitalization range.

     o "Bonds" include all varieties of fixed-income instruments, such as corporate debt securities, mortgage backed securities, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year. This investment type may include a significant amount, up to 35% of the Fund's total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor's, a wholly-owned subsidiary of The McGraw Hill Companies, Inc. ("S&P") or Ba and below by Moody's Investors Service, Inc. ("Moody's") or unrated bonds deemed by the Sub-Adviser to be of comparable quality.

     o "Commodities" include all varieties of resources and commodities, however, the Fund will primarily invest in commodities through the purchase and sale of precious metals.

     o    "Short-term  instruments"  include all types of short-term  securities
          with   remaining   maturities   of  one   year  or   less,   including
          higher-quality money market instruments.

Within each of these investment types, the Fund may invest in domestic and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities.

The Sub-Adviser may allocate the Fund's investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively. The Sub-Adviser may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks, commodities, and bonds in any fixed proportion, nor is it limited by investment style or by the issuer's location, size, market capitalization, or industry sector. The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions.

The Fund may invest in any market that the Sub-Adviser believes can offer a high probability of return or, alternatively, that can provide a high degree of safety in uncertain times. Dependent on the outlook for the U.S. and global economies, the Sub-Adviser makes top-down allocations among stocks, bonds, cash, precious metals and currency markets around the globe. After determining allocations, the Sub-Adviser seeks attractive opportunities within each market.

The Sub-Adviser may, when consistent with the Fund's investment objective, buy or sell options or futures contracts on a security, on an index of securities or on a foreign currency, or enter into swaps, including credit default swaps and interest rate swaps (collectively, commonly known as derivatives). The
Sub-Adviser may use derivatives to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Fund.

PRINCIPAL RISKS OF INVESTING IN EACH FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        ALLOCATION RISK
o        COMMODITY RISK
o        COMPANY RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        GROWTH INVESTING RISK
o        HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
o        INTEREST RATE RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK
o        MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
o        PREPAYMENT RISK
o        SMALL CAP INVESTING RISK
o        TAX RISK
o        U.S. GOVERNMENT SECURITIES RISK
o        VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Funds will commence investment operations on or about the date of this prospectus. Therefore, performance information has not been presented for the Funds.

PRIOR PERFORMANCE OF A RELATED FUND. The JNL/Ivy Asset Strategy Fund ("Fund") has substantially similar investment objectives, policies and investment strategies as Ivy Asset Strategy Fund ("Related Fund"). The Related Fund is managed by Ivy Investment Management Company, the same Sub-Adviser which manages the Fund.

The historical performance of the Related Fund is shown below and shows how this performance compares with those of a broad measure of market performance. This performance data should not be considered as an indication of future performance of the Fund. The Related Fund performance figures shown below:

     o reflect the deduction of the historical fees and expenses paid by the Related Fund and not those paid by the Fund.

     o do not reflect Contract fees or charges imposed by Jackson National Life Insurance Company/Jackson National Life Insurance Company of New York. Investors should refer to the separate account prospectus for information describing the Contract fees and charges. These fees and charges will lower the Fund's performance.

The Fund and the Related Fund are expected to hold similar securities. However, their investment results are expected to differ for the following reasons:

     o differences in asset size and cash flow resulting from purchases and redemptions of the Fund shares may result in different security selections

     o    differences in the relative weightings of securities

     o    differences in the price paid for particular portfolio holdings

     o    differences relating to certain tax matters.

However, the differences cited do not alter the conclusion that the Fund has substantially similar investment objectives, policies and strategies.

The chart below shows performance information derived from historical performance of the Related Fund. It compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund's A Share returns include the maximum sales charge for Class A shares (5.75%) and treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

RELATED FUND PERFORMANCE FOR PERIODS ENDED DECEMBER 31, 2008

-------------------- ---------------------------------------------------------------------------------------------
                                            AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2008
-------------------- ------------------------------- ----------------------------- -------------------------------
                         RELATED FUND (CLASS C)      RELATED FUND (CLASS A)                S&P 500 INDEX
-------------------- ------------------------------- ----------------------------- -------------------------------
-------------------- ------------------------------- ----------------------------- -------------------------------
1 year                          -26.44%                        -30.16%                        -37.00%
-------------------- ------------------------------- ----------------------------- -------------------------------
-------------------- ------------------------------- ----------------------------- -------------------------------
3 years                          7.05%                          5.73%                          -8.36%
-------------------- ------------------------------- ----------------------------- -------------------------------
-------------------- ------------------------------- ----------------------------- -------------------------------
5 years                          10.78%                         10.30%                         -2.19%
-------------------- ------------------------------- ----------------------------- -------------------------------
-------------------- ------------------------------- ----------------------------- -------------------------------
10 years                         9.31%*                        6.79%**                         -1.39%
-------------------- ------------------------------- ----------------------------- -------------------------------

* The returns shown for Class C shares are based on the performance of the Related Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

** Since inception: 07.10.2000

Note that the performance shown would be lower upon taking into account charges assessed in connection with a variable annuity or variable life contract.

The  Adviser  or  its  affiliates  have  independently   verified  none  of  the
performance or expense information for the Related Fund performance.

Related Fund performance is presented net of all fees and reflects reinvestment of dividends and capital gains. The fees deducted are higher than the expenses incurred by the Fund. If expenses of the Fund had been deducted instead, the performance results of the Related Fund would have been higher. Actual performance will vary depending on the size of the portfolio and applicable fee schedule. Past performance does not guarantee future results.

The S&P 500 is an unmanaged index of common stock prices and includes reinvestment of dividends and capital gains. They have been taken from public sources and have not been audited.

The Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
                                                                                                     CLASS A
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         1.05%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.26%
---------------------------------------------------------------------------------------------- ---------------------

* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of each Fund. The example also assumes that each Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                               CLASS A
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $128
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $400
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF EACH FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of this risk.

The SAI has more information about each Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Ivy Asset Strategy Fund is Ivy Investment Management Company ("IICO"). IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O.Box 29217, Shawnee Mission, Kansas 66201-9217. IICO is a registered investment adviser with approximately $55.6 billion in assets as of June 30, 2009.

Michael L. Avery and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Fund. Mr. Avery has been a portfolio manager for the Fund since its inception. In June 2005, he was named Chief Investment Officer and Executive Vice President of IICO and Waddell & Reed Investment Management Company ("WRIMCO"), an affiliate of IICO. Mr. Avery is Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager, and has served as portfolio manager for investment companies managed by WRIMCO since February 1994. From August 1987 until June 2005, Mr. Avery had served as the Director of Research for IICO and for WRIMCO and its predecessor. He holds a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Mr. Caldwell has been a portfolio manager for the Fund since its inception. His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors. Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst. In January 2003, he was appointed an investment analyst, and in June 2005, was named assistant portfolio manager funds managed by WRIMCO or IICO. Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas. He is currently pursuing the Chartered Financial Analyst designation.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in each Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/LAZARD EMERGING MARKETS FUND, PLEASE REPLACE MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") EMERGING MARKETS INDEX WITH MSCI EMERGING MARKETS INDEX.


FOR THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, PLEASE DELETE FOOTNOTE 1 IN ITS ENTIRETY.


FOR THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, PLEASE CHANGE ALL REFERENCES TO MORGAN STANLEY CAPITAL INTERNATIONAL, INC. TO MSCI, INC. IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS)."


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/MELLON CAPITAL MANAGEMENT GLOBAL ALPHA FUND

INVESTMENT OBJECTIVES. The investment objective of the JNL/Mellon Capital Management Global Alpha Fund is to seek total return.

PRINCIPAL INVESTMENT STRATEGIES. To achieve this objective, the Fund uses a variety of investment strategies, sometimes referred to as absolute return strategies, to produce returns with low correlation with, and less volatility than, major markets over a complete market cycle; typically a period of several years. The Fund is not managed to a benchmark index. Rather than managing to track a benchmark index, the Fund seeks to provide returns that are largely independent of market moves.

The Fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities. The Fund's investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe. The Fund ordinarily invests in at least three countries. The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the Fund's portfolio managers to implement investment decisions quickly and cost-effectively. The Fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income.

The Fund's Sub-Adviser seeks to deliver value added excess returns ("alpha") by applying a systematic, quantitative investment approach designed to identify and exploit relative misvaluations across and within global capital markets. Active investment decisions to take long or short positions in individual country, equity, bond, and currency markets are driven by this quantitative investment process and seek to capitalize on alpha generating opportunities within and among the major developed capital markets of the world. To construct a portfolio of long and short positions, the portfolio managers calculate the expected returns for the asset classes in such countries and then evaluate the relative value of stock and bond markets across equity markets, across bond markets, and among currencies. The portfolio managers have considerable latitude in allocating the Fund's assets and in selecting derivative instruments and securities to implement the Fund's investment approach, and there is no limitation as to the amount of Fund assets required to be invested in any one asset class. The Fund's portfolio will not have the same characteristics as its performance baseline benchmark - the Citibank 30-Day Treasury Bill Index - because the Fund seeks excess return above the benchmark. The portfolio managers also assess and manage the overall risk profile of the Fund's portfolio.

For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive expected returns for stocks, bonds, and currencies in each country. The models then incorporate the risk and correlation of those assets with robust risk controls in order to come up with a portfolio that is expected to produce positive returns that have a low correlation with major markets. The portfolio managers tend to favor markets in developed countries that have attractive valuations on a risk adjusted basis.

For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among long-term government bond markets. The most relevant long-term bond yield within each country serves as the expected return for each bond market. The portfolio managers tend to favor developed countries whose bonds have been identified as offering greater return for bearing inflation and interest rate risks.

The portfolio managers determine the relative value of equities versus bonds within a specific country market by comparing the expected returns for the country's equities and bonds. When assessing the relative valuation of equity versus bond markets, the portfolio managers are measuring the "risk premium" within a country, that is, whether there is, and, if so, how much of, an increased return for having investment exposure to asset classes that are perceived to be riskier. The portfolio managers then determine the allocation of the Fund's assets between the country's equity and bond markets.

The portfolio managers evaluate currencies on a relative valuation basis and overweight exposure to currencies that are undervalued and underweight exposure to currencies that are overvalued based on real interest rates, purchasing power parity, and other proprietary measures.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy. The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund. Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. The Fund also may purchase or sell securities on a forward commitment (including "TBA" (to be announced) basis). These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund may "sell short" securities and other instruments that it does not own, with the intention of purchasing them back later at a lower price, enabling the fund to profit if prices fall.. The portfolio managers, however, intend to employ financial instruments, such as futures, options, forward contracts, swaps and other derivative instruments, as an alternative to selling a security short. Short-selling is considered "leverage" and involves unlimited risk. The Fund also may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

PRINCIPAL RISKS OF INVESTING IN EACH FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        ALLOCATION RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        FOREIGN SECURITIES RISK
o        INDUSTRY CONCENTRATION RISK
o        INTEREST RATE RISK
o        ISSUER RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        NON-DIVERSIFICATION RISK
o        SHORT SALES RISK
o        TAX RISK
o        U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Funds will commence investment operations on or about the date of this prospectus. Therefore, performance information has not been presented for the Funds.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
                                                                                                     CLASS A
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         1.15%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.36%
---------------------------------------------------------------------------------------------- ---------------------

* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of each Fund. The example also assumes that each Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                               CLASS A
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $138
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $431
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF EACH FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of this risk.

The SAI has more information about each Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Mellon Capital Management Global Alpha Fund is Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund's portfolio are:

Helen Potter, CFA is a Managing Director, Asset Allocation for Mellon Capital where she has managed investment portfolios since 1996. Prior to joining Mellon Capital, Ms. Potter held research and portfolio management positions at Quantilogic Asset Management gaining extensive experience in the global asset allocation field. Ms. Potter manages all global and domestic asset allocation products and staff. She is responsible for articulating asset allocation strategies to clients and prospects, as well as participating in the refinement of current strategies and the development of new strategies.

Vassilis Dagioglu is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 11 years of investment experience and has been with Mellon Capital for 10 years. In 2006, Mr. Dagioglu was promoted to Director and in 2007 he was promoted to his current position as Managing Director. Mr. Dagioglu co-manages a team of portfolio managers implementing the firm's global asset allocation strategies. He is responsible for the design and implementation of global portfolio management analytical systems. Mr. Dagioglu holds an M.B.A. from University of California at Berkeley and prior to joining Mellon Capital, he designed and implemented financial information systems for IBM Global Services and Sybase.

James Stavena is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 17 years of investment experience and has been with Mellon Capital for 11 years. In 2006, Mr. Stavena was promoted to Director and in 2007 he was promoted to his current position as Managing Director. Mr. Stavena oversees a team of portfolio managers responsible for global asset allocation, currency overlay and enhanced tactical asset allocation strategies. Mr. Stavena holds an M.B.A. from Rice University and prior to joining Mellon Capital, he was a derivatives portfolio manager with CS First Boston and HSBC Midland Bank.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in each Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, IN THE SECTION ENTITLED "PERFORMANCE", PLEASE ADD THE FOLLOWING PARAGRAPH TO THE END OF THE
SECTION:

Effective September 28, 2009, the JNL/PPM America Core Equity Fund ("Acquired Fund") was combined with JNL/Mellon Capital Management S&P 500 Index Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.


FOR THE JNL/OPPENHEIMER GLOBAL GROWTH FUND, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING PARAGRAPH AFTER THE THIRD PARAGRAPH:

For information on regulatory and litigation matters, please see the section entitled "More About the Funds".


FOR THE JNL/SELECT MONEY MARKET FUND, IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS)", PLEASE ADD THE FOLLOWING PARAGRAPHS TO THE END OF THE SECTION:

DIVIDENDS:

The JNL/Select Money Market Fund intends to maintain, to the extent practicable, a constant per share NAV of $1.00. The Fund expects to declare and pay dividends on a daily basis on each class so long as the income attributable to that class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see "PURCHASES, REDEMPTIONS AND PRICING OF SHARES" in the SAI. For a description of the allocation of expenses among fund share classes, see "Classes of Shares and Distribution Plans" in the prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share NAV of $1.00. When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/T. ROWE PRICE SHORT-TERM BOND FUND (FORMERLY, JNL/GOLDMAN SACHS SHORT DURATION BOND FUND)

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/T.  Rowe  Price
Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

PRINCIPAL INVESTMENT STRATEGIES. The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds. The Fund's average effective maturity will not exceed three years. The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser. The Fund may continue to hold a security that has been downgraded or loses its investment grade rating after purchase. Junk bond debt is not a principal investment risk for the Fund.

Within this broad structure, investment decisions reflect the Sub-Adviser's outlook for interest rates and the economy as well as the prices and yields of the various securities. For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund's program) that would provide higher yields and appreciation potential.

In keeping with the Fund's objective, it may also invest in securities, including futures, options, swaps, and other derivative-type instruments. Call or put options may be purchased or sold on securities, futures, financial indices, and foreign currencies. Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps (swaptions). Futures, options, and swaps may be used for a variety of purposes including but not limited to, manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit exposure.

The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Fund's securities may change after they are purchased, and this may cause the amount of the Fund's assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        DERIVATIVES RISK
o        EXTENSION RISK
o        FOREIGN SECURITIES RISK
o        INTEREST RATE RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
o        PREPAYMENT RISK
o        U.S. GOVERNMENT SECURITIES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

T. Rowe Price Associates, Inc. has been serving as the Sub-Adviser to this Fund since September 28, 2009. Returns shown for the period prior to that date reflect the results achieved by a prior Sub-Adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

4.82%     -5.97%
----------------
2007       2008


In the periods shown in the chart, the Fund's highest quarterly return was 1.80% (3rd quarter of 2006) and its lowest quarterly return was 0.67% (2nd quarter of 2007).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
------------------------------------------------------------------------------------------ ----------------------- -----------------
                                                                                                   1 year            Life of Fund*
------------------------------------------------------------------------------------------ ----------------------- -----------------
JNL/T. Rowe Price Short-Term Bond Fund (Class A)                                                   -5.97%                 0.60%
Merrill Lynch 1-3 Year Treasury Index                                                               6.61%                 6.43%
Barclays Capital 1-3 Yr Government/Credit Index                                                     4.97%                 5.75%
------------------------------------------------------------------------------------------ ----------------------- -----------------

* The Fund began operations on May 1, 2006. Prior to September 28, 2009, the Fund was managed by Goldman Sachs Asset Management, L.P. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index consisting of all public U.S. Treasury obligations having maturities from 1 to 2.99 years and reflects total return. Barclays Capital 1-3 Yr Government/Credit Index measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with maturities of one to three years.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           0.54%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                        0.02%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    0.76%
------------------------------------------------------------------------------------------------ --------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $78
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                          $243
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                          $422
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                         $942
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/T. Rowe Price Short-Term Bond Fund is T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company, the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Edward A. Wiese. Mr. Wiese has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund's investment program. Mr.Wiese has been chairman of the committee since 1995. Since joining T. Rowe Price in 1984, Mr. Wiese's responsibilities have included managing multi-currency portfolios in London, managing the firm's taxable money market funds and overseeing the development and management of synthetic Guaranteed Investment Contract products.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, AND THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, PLEASE MAKE THE FOLLOWING CHANGES TO THE LIST OF UNDERLYING FUNDS FOR THE JNL SERIES TRUST:

--------------------------------------------------------------------- --------------------------------------------------------------
REMOVE THE FOLLOWING FUNDS:                                           ADD THE FOLLOWING FUNDS:
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
JNL/Credit Suisse Global Natural Resources Fund                       JNL/Credit Suisse Commodity Securities Fund
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
JNL/Goldman Sachs Short Duration Bond Fund                            JNL/Ivy Asset Strategy Fund
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
JNL/PPM America Core Equity Fund                                      JNL/Mellon Capital Management Global Alpha Fund
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
                                                                      JNL/T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------- --------------------------------------------------------------


FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, AND THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, IN THE SECTION ENTITLED "PERFORMANCE", PLEASE ADD THE FOLLOWING PARAGRAPHS TO THE END OF THE SECTION:

Effective September 28, 2009, the JNL/S&P Retirement Income Fund ("Acquired Fund") was combined with JNL/S&P Managed Moderate Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/S&P Retirement 2015 Fund ("Acquired Fund") was combined with JNL/S&P Managed Moderate Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/S&P Retirement 2020 Fund ("Acquired Fund") was combined with JNL/S&P Managed Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/S&P Retirement 2025 Fund ("Acquired Fund") was combined with JNL/S&P Managed Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.


IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE
JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, AND THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

Massimo Santicchia, John W. Krey and Safia B. Mehta share the primary responsibility for the development of the investment allocations of each Fund.


IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE
JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, AND THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, PLEASE ADD THE FOLLOWING IMMEDIATELY FOLLOWING THE FOURTH PARAGRAPH:

Ms. Mehta has been a Senior Portfolio Officer at SPIAS since June 2009. Prior to joining SPIAS, Ms. Mehta was a Director, Global & Regional Services at Alliance Berstein from 2007 to 2008. From 2004 to 2007, Ms. Mehta was Vice President, Head of Retirement Investments at Prudential Financial. Ms. Mehta is a graduate of the University of Toronto and holds the Chartered Financial Analyst (CFA) designation and a Chartered Accountant License (CA). She is a member of the New York Society of Security Analysts, Stamford Society of Security Analysts, CFA Institute and the Canadian Institute of Chartered Accountants.


PLEASE ADD THE FOLLOWING RISK DISCLOSURES TO THE SECTION ENTITLED "GLOSSARY OF PRINCIPAL RISKS":

COMMODITY RISK - The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund's net asset value), and there can be no assurance that the Fund's use of leverage will be successful.

MODEL RISK - The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

TAX RISK - In order to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income and capital gains. The Internal Revenue Service ("IRS") has issued a ruling that causes certain income from commodity-linked swaps, in which the Fund invests to gain exposure to the DJ-UBS Index, to not be considered qualifying income. Any income the Fund derives from direct investments in such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of the Fund's gross income. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income at regular corporate rates (without regard to the dividends paid deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.


PLEASE DELETE THE FOLLOWING RISK DISCLOSURE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING TO THE SECTION ENTITLED "GLOSSARY OF PRINCIPAL RISKS":

DERIVATIVES RISK - Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund's/Underlying Fund's Sub-Adviser must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment. For index funds the derivatives purchased are priced on the index that the Sub-Adviser is tracking. The Fund's/Underlying Fund's Sub-Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund/Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund/Underlying Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund/Underlying Fund, depending on the nature and extent of the derivatives in the Fund's/Underlying Fund's portfolio. If the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio. Instability in the market can threaten the ability of the Fund to fulfill its obligation to deliver the underlying debt security to the underlying credit default swaps' seller. The Funds may also be exposed to "Counterparty Risk" (as set forth herein) when entering into agreements related to derivatives instruments or purchasing derivatives instruments.


IN THE SECTION ENTITLED "INVESTMENT ADVISER", PLEASE DELETE THE LAST PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


IN THE SECTION ENTITLED "MANAGEMENT FEE", PLEASE DELETE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Credit Suisse Commodity Securities Fund           $0 to $300 million                                       .70%
                                                      Over $300 million                                        .60%
----------------------------------------------------- ---------------------------------- ---------------------------


IN THE SECTION ENTITLED "MANAGEMENT FEE", PLEASE DELETE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/T. Rowe Price Short-Term Bond Fund                $0 to $250 million                                       .45%
                                                      Over $250 million                                        .40%
----------------------------------------------------- ---------------------------------- ---------------------------


IN THE SECTION ENTITLED  "MANAGEMENT FEE", PLEASE ADD THE FOLLOWING FUNDS TO THE
CHART:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Ivy Asset Strategy Fund                           $0 to $500 million                                       .90%
                                                      Over $500 million                                        .85%
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Mellon Capital Management Global Alpha Fund       $0 to $500 million                                      1.00%
                                                      Over $500 million                                        .90%
----------------------------------------------------- ---------------------------------- ---------------------------


IN THE SECTION ENTITLED "ADMINISTRATIVE FEE", PLEASE DELETE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------------------------------- ---------------- ---------------------
                                                                                                      ADMINISTRATIVE
      FUNDS                                                                            ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Credit Suisse Commodity Securities Fund                                    All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------


IN THE SECTION ENTITLED "ADMINISTRATIVE FEE", PLEASE DELETE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/T. Rowe Price Short-Term Bond Fund                                         All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------


IN THE SECTION ENTITLED "ADMINISTRATIVE FEE" PLEASE ADD THE FOLLOWING FUNDS TO THE CHART:

----------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Ivy Asset Strategy Fund                                                    All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Mellon Capital Management Global Alpha Fund                                All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------


IN THE SECTION ENTITLED "FINANCIAL HIGHLIGHTS", DELETE THE PARAGRAPHS AND THE FINANCIAL HIGHLIGHTS TABLE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The following table provides selected per share data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2009 (semi-annual report) has not been audited.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 20 FUND (H)

Class A
 04/06(A)-06/30/2009       $10.00       $ (0.01)        $ 1.03         $ 1.02           $ -                $ -       $ 11.02
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 35 FUND (H)

Class A
 04/06(A)-06/30/2009        10.00         (0.01)          1.26           1.25             -                  -         11.25
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 50 FUND (H)

Class A
 04/06(A)-06/30/2009        10.00         (0.01)          1.44           1.43             -                  -         11.43
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 65 FUND (H)

Class A
 04/06(A)-06/30/2009        10.00         (0.01)          1.63           1.62             -                  -         11.62
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM INTERNATIONAL GROWTH FUND

Class A
     06/30/2009              6.88          0.10           0.72           0.82             -                  -          7.70
     12/31/2008             15.74          0.27          (6.68)         (6.41)        (0.06)             (2.39)         6.88
     12/31/2007             14.55          0.30           1.10           1.40         (0.21)                 -          15.74
     12/31/2006             12.03          0.18           2.55           2.73         (0.21)                 -          14.55
     12/31/2005             11.04          0.14           1.04           1.18         (0.19)                 -          12.03
     12/31/2004              9.61          0.10           1.47           1.57         (0.14)                 -          11.04
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
     06/30/2009              8.67          0.02           0.34           0.36             -                  -          9.03
     12/31/2008             14.93          0.04          (5.69)         (5.65)        (0.02)             (0.59)         8.67
     12/31/2007             13.49          0.02           2.09           2.11         (0.01)             (0.66)        14.93
     12/31/2006             12.51          0.02           0.96           0.98          0.00 (F)              -         13.49
     12/31/2005             11.67          0.00           0.84           0.84             -                  -         12.51
     12/31/2004             10.61          0.01           1.05           1.06             -                  -         11.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM GLOBAL REAL ESTATE FUND

Class A
     06/30/2009              5.79          0.11           0.12           0.23             -                  -          6.02
     12/31/2008             12.44          0.31          (4.96)         (4.65)        (0.23)             (1.77)         5.79
     12/31/2007             15.80          0.20          (2.58)         (2.38)        (0.17)             (0.81)        12.44
     12/31/2006             11.70          0.42           3.84           4.26         (0.05)             (0.11)        15.80
 05/02(A)-12/31/2005        10.00          0.21           1.49           1.70             -                  -         11.70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 20 FUND (H)

Class A
 04/06(A)-06/30/2009        10.20 %         $ 28,789          3%        0.21 %         (0.21)%           n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 35 FUND (H)

Class A
 04/06(A)-06/30/2009          12.50           49,869           0          0.20         (0.20)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 50 FUND (H)

Class A
 04/06(A)-06/30/2009          14.30           50,270           0          0.20         (0.20)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 65 FUND (H)

Class A
 04/06(A)-06/30/2009          16.20           29,013           0          0.21         (0.21)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM INTERNATIONAL GROWTH FUND

Class A
     06/30/2009               11.92 (T)      279,782          23          1.05          2.92             n/a            n/a
     12/31/2008              (40.94)         249,897          53          1.03          2.10             n/a            n/a
     12/31/2007                9.70          475,302         105          1.03          1.90             n/a            n/a
     12/31/2006               22.67          259,811          12          1.06          1.35             n/a            n/a
     12/31/2005               10.69          201,554          71          1.08          1.25             n/a            n/a
     12/31/2004               16.34           94,998          75          1.17          0.96            1.19           0.94
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
     06/30/2009                4.15          439,432          32          0.98          0.53             n/a            n/a
     12/31/2008              (37.66)         350,826          56          0.97          0.29             n/a            n/a
     12/31/2007               15.75          525,103          71          0.99          0.17             n/a            n/a
     12/31/2006                7.86          396,703          90          1.00          0.12             n/a            n/a
     12/31/2005                7.23          361,417         101          1.01          0.03             n/a            n/a
     12/31/2004                9.99          191,003          96          1.07          0.09            1.10           0.06
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM GLOBAL REAL ESTATE FUND

Class A
     06/30/2009                3.97          188,069          37          1.07          4.41             n/a            n/a
     12/31/2008              (35.71)         145,218         117          1.03          2.78             n/a            n/a
     12/31/2007              (15.01)         184,451          76          1.02          1.29             n/a            n/a
     12/31/2006               36.38          254,557          37          1.02          2.98             n/a            n/a
 05/02(A)-12/31/2005          17.00           79,209          36          1.05          3.37             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
     06/30/2009            $ 7.50       $ (0.01)        $ 0.96         $ 0.95           $ -                $ -        $ 8.45
     12/31/2008             14.82         (0.04)         (5.95)         (5.99)            -              (1.33)         7.50
     12/31/2007             14.27         (0.10)          1.71           1.61             -              (1.06)        14.82
     12/31/2006             13.52         (0.11)          2.07           1.96             -              (1.21)        14.27
     12/31/2005             12.47         (0.08)          1.13           1.05             -                  -         13.52
     12/31/2004             11.67         (0.12)          0.92           0.80             -                  -         12.47
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND

Class A
     06/30/2009              7.35          0.09           0.31           0.40             -                  -          7.75
     12/31/2008             11.95          0.25          (3.67)         (3.42)        (0.12)             (1.06)         7.35
     12/31/2007             11.92          0.20           0.72           0.92         (0.14)             (0.75)        11.95
     12/31/2006             11.03          0.18           1.01           1.19         (0.10)             (0.20)        11.92
     12/31/2005             10.02          0.12           0.89           1.01             -                  -         11.03
     12/31/2004              9.27          0.12           0.75           0.87         (0.12)                 -         10.02
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND

Class A
     06/30/2009             15.33          0.16           1.98           2.14             -                  -         17.47
     12/31/2008             26.67          0.44         (11.78)        (11.34)            -                  -         15.33
     12/31/2007             22.23         (0.03)          4.62           4.59         (0.15)                 -         26.67
     12/31/2006             19.68          0.07           2.55           2.62         (0.07)                 -         22.23
     12/31/2005             19.41          0.08           0.29           0.37         (0.10)                 -         19.68
     12/31/2004             17.43          0.10           1.88           1.98             -                  -         19.41
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND

Class A
     06/30/2009              4.53          0.04           1.10           1.14             -                  -          5.67
     12/31/2008              9.87          0.14          (5.47)         (5.33)        (0.01)                 -          4.53
12/03(A) - 12/31/2007       10.00          0.00          (0.13)         (0.13)            -                  -          9.87
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
     06/30/2009               12.67 %         $ 59,167         12%        1.16 %         (0.27)%           n/a            n/a
     12/31/2008                (39.73)          40,314          42          1.16         (0.32)            n/a            n/a
     12/31/2007                 11.37           73,951          37          1.15         (0.64)            n/a            n/a
     12/31/2006                 14.49           53,265          54          1.16         (0.79)            n/a            n/a
     12/31/2005                  8.42           49,776          65          1.16         (0.67)            n/a            n/a
     12/31/2004                  6.86           44,358          93          1.16         (0.92)           1.18          (0.94)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND

Class A
     06/30/2009                  5.44          202,120          44          1.01          2.50             n/a            n/a
     12/31/2008                (28.29)         183,572          70          1.01          2.37             n/a            n/a
     12/31/2007                  7.96          197,825         155          0.98          1.60             n/a            n/a
     12/31/2006                 10.79          162,743          62          1.02          1.55             n/a            n/a
     12/31/2005                 10.09          127,908          83          1.01          1.22             n/a            n/a
     12/31/2004                  9.42          104,564         164          1.03          1.25            1.04           1.24
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND

Class A
     06/30/2009                 13.96 (U)      211,354          52          1.10          2.18             n/a            n/a
     12/31/2008                (42.52)         163,107          96          1.09          2.04             n/a            n/a
     12/31/2007                 20.65          232,460         195          1.10         (0.11)            n/a            n/a
     12/31/2006                 13.31          160,207         116          1.10          0.35             n/a            n/a
     12/31/2005                  1.91          188,593         264          1.10          0.30             n/a            n/a
     12/31/2004                 11.36          217,952         296          1.11          0.58            1.21           0.48
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND

Class A
     06/30/2009                 25.17           74,253          20          1.31          1.79             n/a            n/a
     12/31/2008                (54.00)          44,755          53          1.31          1.88             n/a            n/a
12/03(A) - 12/31/2007           (1.30)          73,063           2          1.30          0.22             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND

Class A
     06/30/2009            $13.99        $ 0.09         $ 1.58         $ 1.67           $ -                $ -       $ 15.66
     12/31/2008             23.68          0.06          (9.75)         (9.69)         0.00 (F)              -         13.99
     12/31/2007             21.58          0.00           2.10           2.10             -                  -         23.68
     12/31/2006             20.63         (0.01)          0.96           0.95             -                  -         21.58
     12/31/2005             19.71         (0.05)          0.97           0.92             -                  -         20.63
     12/31/2004             17.65         (0.02)          2.08           2.06             -                  -         19.71
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND

Class A
     06/30/2009              6.31          0.07           1.16           1.23             -                  -          7.54
     12/31/2008             13.90          0.20          (7.35)         (7.15)        (0.01)             (0.43)         6.31
 01/16(A) - 12/31/2007      10.00          0.07           3.83           3.90             -                  -         13.90
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND

Class A
     06/30/2009              6.11          0.03           0.15           0.18             -                  -          6.29
     12/31/2008             10.85          0.09          (4.22)         (4.13)            -              (0.61)         6.11
 01/16(A) - 12/31/2007      10.00         (0.02)          0.87           0.85             -                  -         10.85
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
     06/30/2009              4.96          0.03           0.63           0.66             -                  -          5.62
     12/31/2008             14.53          0.16          (5.92)         (5.76)        (0.34)             (3.47)         4.96
     12/31/2007             17.22          0.20          (0.12)          0.08         (0.35)             (2.42)        14.53
     12/31/2006             15.33          0.15           1.74           1.89          0.00 (F)              -         17.22
     12/31/2005             14.96          0.14           0.36           0.50         (0.13)                 -         15.33
     12/31/2004             14.17          0.11           0.79           0.90         (0.11)                 -         14.96
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND

Class A
     06/30/2009               11.94 %        $ 330,085         26%         0.99 %        1.33 %           n/a            n/a
     12/31/2008               (40.92)         195,824          47          0.99          0.29             n/a            n/a
     12/31/2007                 9.73          226,712         190          1.00         (0.01)            n/a            n/a
     12/31/2006                 4.60          186,424          89          0.99         (0.07)            n/a            n/a
     12/31/2005                 4.67          216,007          77          0.99         (0.18)            n/a            n/a
     12/31/2004                11.67          295,491         154          1.00         (0.09)           1.02          (0.11)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND

Class A
     06/30/2009                19.49          364,894          77          1.05          2.10             n/a            n/a
     12/31/2008               (51.30)         214,651          71          1.04          1.67             n/a            n/a
 01/16(A) - 12/31/2007         39.00          388,379          51          1.05          0.57             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND

Class A
     06/30/2009                 2.95           70,697         315          1.59 (G)      1.06             n/a            n/a
     12/31/2008               (37.68)          41,879         455          1.59 (G)      0.98             n/a            n/a
 01/16(A) - 12/31/2007          8.50           68,632         240          2.26 (G)     (0.19)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
     06/30/2009                13.31           57,630          20          0.96          1.18             n/a            n/a
     12/31/2008               (39.04)          42,644          57          0.96          1.35             n/a            n/a
     12/31/2007                 0.59           81,088          43          0.94          1.13             n/a            n/a
     12/31/2006                12.35          177,972         109          0.96          0.92             n/a            n/a
     12/31/2005                 3.37          244,280         106          0.96          0.77             n/a            n/a
     12/31/2004                 6.32          357,978         101          0.96          0.85            1.00           0.81
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
     06/30/2009            $11.91       $ (0.01)        $ 1.05         $ 1.04           $ -               $ -       $ 12.95
     12/31/2008             20.73         (0.04)         (7.93)         (7.97)            -              (0.85)        11.91
     12/31/2007             22.19         (0.11)          2.65           2.54             -              (4.00)        20.73
     12/31/2006             20.13         (0.15)          4.17           4.02             -              (1.96)        22.19
     12/31/2005             19.97         (0.15)          0.66           0.51             -              (0.35)        20.13
     12/31/2004             16.81         (0.12)          3.28           3.16             -                  -         19.97
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND (H)

Class A
     06/30/2009              6.32             -           0.51           0.51             -                  -          6.83
     12/31/2008             10.09          0.00          (3.66)         (3.66)        (0.11)              0.00 (F)      6.32
 01/16(A) - 12/31/2007      10.00          0.24          (0.15)          0.09             -                  -         10.09
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND

Class A
     06/30/2009              5.92          0.08           0.32           0.40             -                  -          6.32
     12/31/2008              9.99          0.17          (4.24)         (4.07)         0.00 (F)           0.00 (F)      5.92
 01/16(A) - 12/31/2007      10.00          0.11          (0.05)          0.06         (0.06)             (0.01)         9.99
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
     06/30/2009              7.39          0.29           0.65           0.94             -                  -          8.33
     12/31/2008             10.53          0.66          (3.79)         (3.13)        (0.01)                 -          7.39
     12/31/2007             10.70          0.60          (0.40)          0.20         (0.35)             (0.02)        10.53
 05/01(A)-12/31/2006        10.00          0.34           0.64           0.98         (0.26)             (0.02)        10.70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND

Class A
     06/30/2009              6.20          0.07           0.21           0.28             -                  -          6.48
     12/31/2008             10.02          0.14          (3.94)         (3.80)            -              (0.02)         6.20
 01/16(A) - 12/31/2007      10.00          0.16          (0.14)          0.02             -                  -         10.02
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
     06/30/2009            $  8.73 %        $ 189,622         51%        1.04 %         (0.12)%           n/a            n/a
     12/31/2008               (38.34)         164,108          69          1.03         (0.25)            n/a            n/a
     12/31/2007                12.14          231,713          81          1.03         (0.45)            n/a            n/a
     12/31/2006                20.03          199,096          68          1.05         (0.67)            n/a            n/a
     12/31/2005                 2.52          159,471          57          1.06         (0.72)            n/a            n/a
     12/31/2004                18.80          169,746          53          1.06         (0.76)           1.07          (0.77)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND (H)

Class A
     06/30/2009                 8.07          636,791           4          0.06         (0.06)            n/a            n/a
     12/31/2008               (36.13)         580,801          14          0.06         (0.02)            n/a            n/a
 01/16(A) - 12/31/2007          0.90          800,395           9          0.05          2.42             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND

Class A
     06/30/2009                 6.76          264,499           3          1.11          2.91             n/a            n/a
     12/31/2008               (40.72)         236,023          11          1.11          2.18             n/a            n/a
 01/16(A) - 12/31/2007          0.63          318,542           3          1.10          1.15             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
     06/30/2009                12.72          522,918          26          1.02          7.65             n/a            n/a
     12/31/2008               (29.74)         432,233          56          1.00          7.05             n/a            n/a
     12/31/2007                 1.85          549,659          21 (I)      1.02          5.45             n/a            n/a
 05/01(A)-12/31/2006            9.78           64,653          43          1.10          4.85             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND

Class A
     06/30/2009                 4.52          291,530          27          1.16 (J)      2.25             n/a            n/a
     12/31/2008               (37.90)         255,941          49          1.08 (J)      1.67             n/a            n/a
 01/16(A) - 12/31/2007          0.20          344,535          33          1.07 (J)      1.60             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
     06/30/2009            $ 6.56        $ 0.04         $ 0.35         $ 0.39           $ -                $ -        $ 6.95
     12/31/2008             11.38          0.11          (3.97)         (3.86)        (0.10)             (0.86)         6.56
     12/31/2007             12.86          0.11          (0.90)         (0.79)        (0.09)             (0.60)        11.38
     12/31/2006             11.03          0.08           1.88           1.96         (0.02)             (0.11)        12.86
 05/02(A)-12/31/2005        10.00          0.02           1.01           1.03             -                  -         11.03
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND

Class A
     06/30/2009             10.71          0.25           0.43           0.68             -                  -         11.39
     12/31/2008             12.01          0.55          (1.18)         (0.63)        (0.48)             (0.19)        10.71
     12/31/2007             11.60          0.57           0.23           0.80         (0.39)                 -         12.01
     12/31/2006             11.08          0.54          (0.01)          0.53         (0.01)                 -         11.60
     12/31/2005             11.47          0.44          (0.14)          0.30         (0.48)             (0.21)        11.08
     12/31/2004             11.40          0.56           0.23           0.79         (0.53)             (0.19)        11.47
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Class A
     06/30/2009              9.67          0.24           1.01           1.25             -                  -         10.92
 10/06(A)-12/31/2008        10.00          0.09          (0.42)         (0.33)            -                  -          9.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
     06/30/2009              6.51          0.04           0.30           0.34             -                  -          6.85
     12/31/2008             12.82          0.09          (4.82)         (4.73)        (0.11)             (1.47)         6.51
     12/31/2007             12.96          0.14           0.22           0.36         (0.08)             (0.42)        12.82
     12/31/2006             11.39          0.11           1.68           1.79         (0.04)             (0.18)        12.96
 05/02(A)-12/31/2005        10.00          0.06           1.33           1.39             -                  -         11.39
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
     06/30/2009              5.95 %        $ 113,632          1%        1.16 %        1.31 %             n/a            n/a
     12/31/2008              (33.23)          86,399          14          1.16          1.10             n/a            n/a
     12/31/2007               (6.14)         100,289          26          1.16          0.80             n/a            n/a
     12/31/2006               17.71          130,608           6          1.16          0.67             n/a            n/a
 05/02(A)-12/31/2005          10.30           72,399           5          1.14          0.39             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND

Class A
     06/30/2009                6.35          616,388         548          0.90          4.55             n/a            n/a
     12/31/2008               (5.17)         564,785         462          0.90          4.76             n/a            n/a
     12/31/2007                6.91          614,033         186 (K)      0.91          4.79             n/a            n/a
     12/31/2006                4.77          460,890         113 (K)      0.92          4.81             n/a            n/a
     12/31/2005                2.62          338,943          97 (K)      0.93          4.44             n/a            n/a
     12/31/2004                6.91          236,706          74 (K)      0.94          4.63             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Class A
     06/30/2009               12.93           76,578          75          1.11          4.72             n/a            n/a
 10/06(A)-12/31/2008          (3.30)          28,973          44          1.11          3.92             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
     06/30/2009                5.22          170,207          57          1.04          1.34             n/a            n/a
     12/31/2008              (36.09)         134,460          98          1.04          0.83             n/a            n/a
     12/31/2007                2.80          169,388         117          1.03          1.01             n/a            n/a
     12/31/2006               15.73          144,432          47          1.05          0.90             n/a            n/a
 05/02(A)-12/31/2005          13.90           85,789          34          1.06          1.02             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
     06/30/2009            $ 9.36        $ 0.15         $ 0.24         $ 0.39           $ -                $ -        $ 9.75
     12/31/2008             10.49          0.40          (1.04)         (0.64)        (0.45)             (0.04)         9.36
     12/31/2007             10.31          0.49           0.01           0.50         (0.32)                 -         10.49
 05/01(A)-12/31/2006        10.00          0.31           0.00           0.31             -                  -         10.31
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
     06/30/2009              5.72          0.12           0.21           0.33             -                  -          6.05
     12/31/2008             14.35          0.38          (6.85)         (6.47)        (0.25)             (1.91)         5.72
     12/31/2007             14.02          0.27           1.36           1.63         (0.17)             (1.13)        14.35
     12/31/2006             10.94          0.26           3.23           3.49         (0.08)             (0.33)        14.02
     12/31/2005              9.29          0.13           1.59           1.72         (0.01)             (0.06)        10.94
     12/31/2004              7.65          0.07           1.65           1.72         (0.08)                 -          9.29
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND

Class A
     06/30/2009             11.15         (0.01)          1.54           1.53             -                  -         12.68
     12/31/2008             20.07         (0.05)         (8.87)         (8.92)            -                  -         11.15
     12/31/2007             18.59         (0.03)          1.51           1.48             -                  -         20.07
     12/31/2006             16.59         (0.01)          2.01           2.00             -                  -         18.59
     12/31/2005             15.67         (0.02)          0.99           0.97         (0.05)                 -         16.59
     12/31/2004             13.28          0.05           2.34           2.39             -                  -         15.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
     06/30/2009             12.25          0.17          (0.01)          0.16             -                  -         12.41
     12/31/2008             11.74          0.49           0.27           0.76         (0.25)                 -         12.25
     12/31/2007             11.43          0.53           0.20           0.73         (0.42)                 -         11.74
     12/31/2006             11.07          0.46          (0.10)          0.36             -                  -         11.43
     12/31/2005             11.31          0.41          (0.14)          0.27         (0.41)             (0.10)        11.07
     12/31/2004             11.47          0.54          (0.10)          0.44         (0.53)             (0.07)        11.31
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
     06/30/2009             4.17 %        $ 375,818         89%          0.75 %        3.09 %           n/a            n/a
     12/31/2008              (5.97)         295,409         134          0.74          3.86             n/a            n/a
     12/31/2007               4.82          311,237          73 (L)      0.75          4.62             n/a            n/a
 05/01(A)-12/31/2006          3.10          327,071         109 (L)      0.74          4.52             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
     06/30/2009               5.77          389,384          44          1.04          4.58             n/a            n/a
     12/31/2008             (44.49)         346,379          90          1.01          3.40             n/a            n/a
     12/31/2007              11.97          727,077          98          1.01          1.81             n/a            n/a
     12/31/2006              31.98          485,663          83          1.04          2.09             n/a            n/a
     12/31/2005              18.57          234,118          72          1.08          1.63             n/a            n/a
     12/31/2004              22.54           82,081          90          1.13          1.14             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND

Class A
     06/30/2009              13.72          118,195          52          1.01         (0.19)            n/a            n/a
     12/31/2008             (44.44)          91,958         105          1.02         (0.30)            n/a            n/a
     12/31/2007               7.96          184,228         184          1.01         (0.16)            n/a            n/a
     12/31/2006              12.06          221,504         151          1.01         (0.07)            n/a            n/a
     12/31/2005               6.16          217,173         149          1.01         (0.11)            n/a            n/a
     12/31/2004              18.00          210,402         232          1.02          0.39            1.04           0.37
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
     06/30/2009               1.31          636,580          10          0.73          2.70             n/a            n/a
     12/31/2008               6.53          680,849          14          0.76          4.06             n/a            n/a
     12/31/2007               6.38          265,662          57 (M)      0.78          4.51             n/a            n/a
     12/31/2006               3.25          235,088         114 (M)      0.79          4.16             n/a            n/a
     12/31/2005               2.35          214,590          39 (M)      0.79          3.76             n/a            n/a
     12/31/2004               3.85          197,863          65 (M)      0.79          3.92             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

Class A
     06/30/2009            $ 5.88        $ 0.11         $ 1.80         $ 1.91           $ -                $ -        $ 7.79
     12/31/2008             14.47          0.38          (7.64)         (7.26)        (0.08)             (1.25)         5.88
     12/31/2007             10.99          0.18           3.32           3.50         (0.02)                 -         14.47
 05/01(A)-12/31/2006        10.00          0.10           0.89           0.99             -                  -         10.99
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP EQUITY FUND

Class A
     06/30/2009              6.82          0.03           0.70           0.73             -                  -          7.55
     12/31/2008             11.47          0.15          (4.62)         (4.47)        (0.13)             (0.05)         6.82
     12/31/2007             14.08          0.11          (0.50)         (0.39)        (0.08)             (2.14)        11.47
     12/31/2006             13.54          0.07           1.89           1.96         (0.07)             (1.35)        14.08
     12/31/2005             14.66          0.07           1.24           1.31         (0.06)             (2.37)        13.54
     12/31/2004             13.16          0.02           3.21           3.23         (0.02)             (1.71)        14.66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND

Class A
     06/30/2009              8.42          0.07           1.06           1.13             -                  -          9.55
 10/06(A)-12/31/2008        10.00             -          (1.58)         (1.58)            -                  -          8.42
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND

Class A
     06/30/2009              8.35          0.09           0.85           0.94             -                  -          9.29
 10/06(A)-12/31/2008        10.00          0.02          (1.66)         (1.64)        (0.01)                 -          8.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND (H)

Class A
     06/30/2009              6.19             -           0.13           0.13             -                  -          6.32
     12/31/2008              9.92          0.25          (3.85)         (3.60)        (0.07)             (0.06)         6.19
 04/30(A) - 12/31/2007      10.00          0.21          (0.29)         (0.08)            -                  -          9.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND (H)

Class A
     06/30/2009              6.83             -           0.30           0.30             -                  -          7.13
     12/31/2008             10.00          0.30          (3.30)         (3.00)        (0.07)             (0.10)         6.83
 04/30(A) - 12/31/2007      10.00          0.36          (0.36)             -             -                  -         10.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL/LAZARD EMERGING MARKETS FUND

Class A
     06/30/2009             32.48 %      $ 373,242          28%         1.30 %        3.37 %           n/a            n/a
     12/31/2008            (50.05)         211,608          64          1.28          3.21             n/a            n/a
     12/31/2007             31.81          411,866          53          1.29          1.37             n/a            n/a
 05/01(A)-12/31/2006         9.90           88,626          28          1.35          1.52             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP EQUITY FUND

Class A
     06/30/2009             10.70          125,532          34          1.03          1.03             n/a            n/a
     12/31/2008            (38.96)         125,184          81          1.02          1.50             n/a            n/a
     12/31/2007             (2.61)         243,429          84          1.02          0.71             n/a            n/a
     12/31/2006             14.56          217,646          70          1.03          0.50             n/a            n/a
     12/31/2005              8.81          228,735          85          1.03          0.49             n/a            n/a
     12/31/2004             24.72          222,542         101          1.08          0.20            1.13           0.15
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND

Class A
     06/30/2009             13.42            9,234          36          1.21          1.64             n/a            n/a
 10/06(A)-12/31/2008       (15.80)           4,703          10          1.24         (0.03)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND

Class A
     06/30/2009             11.26            7,648          19          1.21          2.08             n/a            n/a
 10/06(A)-12/31/2008       (16.43)           4,501          34          1.23          0.82             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND (H)

Class A
     06/30/2009              2.10          138,812           5          0.06         (0.06)            n/a            n/a
     12/31/2008            (36.25)         100,370          20          0.06          3.11             n/a            n/a
 04/30(A) - 12/31/2007      (0.80)          57,683          60          0.06          3.14             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND (H)

Class A
     06/30/2009              4.39          112,814           7          0.06         (0.06)            n/a            n/a
     12/31/2008            (29.87)          60,409          23          0.06          3.49             n/a            n/a
 04/30(A) - 12/31/2007       0.00           29,922          32          0.06          5.34             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND

Class A
     06/30/2009            $ 8.59        $ 0.26         $ 0.34         $ 0.60           $ -                $ -        $ 9.19
 10/06(A)-12/31/2008        10.00          0.04          (1.41)         (1.37)        (0.04)                 -          8.59
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND

Class A
     06/30/2009              9.60          0.14           0.74           0.88             -                  -         10.48
 10/06(A)-12/31/2008        10.00          0.02          (0.42)         (0.40)            -                  -          9.60
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
     06/30/2009              7.54          0.08           0.14           0.22             -                  -          7.76
     12/31/2008             12.36          0.19          (4.84)         (4.65)        (0.17)                 -          7.54
     12/31/2007             12.06          0.18           0.40           0.58         (0.16)             (0.12)        12.36
     12/31/2006             10.68          0.16           1.45           1.61         (0.15)             (0.08)        12.06
     12/31/2005             10.66          0.13           0.34           0.47         (0.12)             (0.33)        10.68
     12/31/2004              9.84          0.12           0.87           0.99         (0.12)             (0.05)        10.66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
     06/30/2009              8.17          0.06           0.67           0.73             -                  -          8.90
     12/31/2008             14.78          0.17          (5.75)         (5.58)        (0.13)             (0.90)         8.17
     12/31/2007             14.96          0.17           0.93           1.10         (0.05)             (1.23)        14.78
     12/31/2006             14.21          0.14           1.24           1.38         (0.13)             (0.50)        14.96
     12/31/2005             13.28          0.09           1.51           1.60         (0.10)             (0.57)        14.21
     12/31/2004             11.47          0.06           1.75           1.81             -                  -         13.28
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
     06/30/2009              7.97          0.05           0.16           0.21             -                  -          8.18
     12/31/2008             13.53          0.11          (4.87)         (4.76)        (0.15)             (0.65)         7.97
     12/31/2007             14.79          0.18          (0.51)         (0.33)        (0.04)             (0.89)        13.53
     12/31/2006             13.44          0.15           2.19           2.34         (0.12)             (0.87)        14.79
     12/31/2005             13.43          0.08           0.49           0.57         (0.09)             (0.47)        13.44
     12/31/2004             11.46          0.07           1.93           2.00             -              (0.03)        13.43
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND

Class A
     06/30/2009            6.98 %          $ 4,375         11%          0.78 %        6.53 %           n/a            n/a
 10/06(A)-12/31/2008       (13.74)           2,055           -          0.84          2.26             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND

Class A
     06/30/2009              9.17           10,039          10          0.78          3.05             n/a            n/a
 10/06(A)-12/31/2008        (4.00)           3,299           -          0.82          0.78             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
     06/30/2009              2.92          613,523           2          0.61          2.11             n/a            n/a
     12/31/2008            (37.64)         457,126           7          0.60          1.80             n/a            n/a
     12/31/2007              4.90          656,286           3          0.59          1.45             n/a            n/a
     12/31/2006             15.08          559,179           1          0.60          1.42             n/a            n/a
     12/31/2005              4.37          427,375          14          0.61          1.30             n/a            n/a
     12/31/2004             10.06          361,845           7          0.60          1.49             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
     06/30/2009              8.94          326,522           8          0.62          1.57             n/a            n/a
     12/31/2008            (37.58)         284,426          30          0.61          1.35             n/a            n/a
     12/31/2007              7.45          464,641          25          0.60          1.06             n/a            n/a
     12/31/2006              9.69          381,163          10          0.61          0.97             n/a            n/a
     12/31/2005             11.98          288,486          15          0.61          0.82             n/a            n/a
     12/31/2004             15.79          198,751          14          0.60          0.62             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
     06/30/2009              2.63          349,702          16          0.61          1.36             n/a            n/a
     12/31/2008            (35.01)         241,444          29          0.61          0.96             n/a            n/a
     12/31/2007             (2.11)         361,126          21          0.60          1.21             n/a            n/a
     12/31/2006             17.49          339,124          17          0.60          1.02             n/a            n/a
     12/31/2005              4.22          237,460          16          0.60          0.84             n/a            n/a
     12/31/2004             17.42          173,822          18          0.60          0.81             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
     06/30/2009            $ 9.41        $ 0.19         $ 0.38         $ 0.57           $ -                $ -        $ 9.98
     12/31/2008             17.55          0.47          (8.00)         (7.53)        (0.30)             (0.31)         9.41
     12/31/2007             16.54          0.40           1.29           1.69         (0.45)             (0.23)        17.55
     12/31/2006             13.59          0.32           3.15           3.47         (0.37)             (0.15)        16.54
     12/31/2005             13.67          0.29           1.53           1.82         (0.27)             (1.63)        13.59
     12/31/2004             11.45          0.16           2.07           2.23         (0.01)                 -         13.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
     06/30/2009             11.07          0.23          (0.02)          0.21             -                  -         11.28
     12/31/2008             11.16          0.52          (0.10)          0.42         (0.51)                 -         11.07
     12/31/2007             10.92          0.52           0.18           0.70         (0.46)                 -         11.16
     12/31/2006             10.75          0.48          (0.09)          0.39         (0.22)                 -         10.92
     12/31/2005             10.83          0.18           0.02           0.20         (0.22)             (0.06)        10.75
     12/31/2004             10.47          0.35           0.04           0.39         (0.03)                 -         10.83
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
     06/30/2009              7.00          0.08           0.77           0.85             -                  -          7.85
     12/31/2008             14.97          0.21          (6.42)         (6.21)        (0.17)             (1.59)         7.00
     12/31/2007             15.25          0.13           0.81           0.94         (0.12)             (1.10)        14.97
     12/31/2006             13.53          0.08           2.21           2.29         (0.07)             (0.50)        15.25
     12/31/2005             11.92          0.08           1.56           1.64         (0.03)                 -         13.53
     12/31/2004             10.12          0.03           1.78           1.81         (0.01)                 -         11.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
     06/30/2009             6.06 %        $ 468,804          2%          0.66 %        4.33 %           n/a            n/a
     12/31/2008             (42.92)         369,368          15          0.65          3.31             n/a            n/a
     12/31/2007              10.39          645,505           5          0.65          2.23             n/a            n/a
     12/31/2006              25.58          497,487           2          0.66          2.11             n/a            n/a
     12/31/2005              13.31          294,677          43          0.66          2.08             n/a            n/a
     12/31/2004              19.49          298,098           3          0.66          1.83             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
     06/30/2009               1.90          498,508          37 (N)      0.61          4.21             n/a            n/a
     12/31/2008               3.79          379,239          51 (N)      0.61          4.60             n/a            n/a
     12/31/2007               6.43          349,683          45 (N)      0.60          4.68             n/a            n/a
     12/31/2006               3.64          247,489          65 (N)      0.61          4.42             n/a            n/a
     12/31/2005               1.85          180,542         361          0.61          3.46             n/a            n/a
     12/31/2004               3.74          116,440         215          0.61          3.31             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
     06/30/2009              12.14          201,787          13          1.06          2.35             n/a            n/a
     12/31/2008             (40.86)         176,084          22          1.06          1.71             n/a            n/a
     12/31/2007               6.33          372,934          31          1.05          0.79             n/a            n/a
     12/31/2006              16.96          349,246          30          1.06          0.58             n/a            n/a
     12/31/2005              13.74          289,390          27          1.06          0.74             n/a            n/a
     12/31/2004              17.93          235,047          18          1.06          0.56             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND

Class A
     06/30/2009            $ 4.80        $ 0.06         $ 1.84         $ 1.90           $ -                $ -        $ 6.70
     12/31/2008              9.80          0.12          (5.03)         (4.91)        (0.09)                 -          4.80
 12/03(A) - 12/31/2007      10.00         (0.01)         (0.19)         (0.20)            -                  -          9.80
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM CHINA-INDIA FUND

Class A
     06/30/2009              4.23          0.06           1.95           2.01             -                  -          6.24
     12/31/2008              9.98          0.03          (5.78)         (5.75)            -                  -          4.23
 12/03(A) - 12/31/2007      10.00         (0.01)         (0.01)         (0.02)            -                  -          9.98
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND

Class A
     06/30/2009             10.10          0.14           0.72           0.86             -                  -         10.96
     12/31/2008             11.09          0.39          (0.82)         (0.43)        (0.16)             (0.40)        10.10
 01/16(A) - 12/31/2007      10.00          0.43           0.66           1.09             -                  -         11.09
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
     06/30/2009             11.07          0.27           0.59           0.86             -                  -         11.93
     12/31/2008             12.04          0.51          (0.48)          0.03         (0.53)             (0.47)        11.07
     12/31/2007             11.66          0.54           0.42           0.96         (0.56)             (0.02)        12.04
     12/31/2006             11.70          0.50          (0.10)          0.40         (0.44)              0.00 (F)     11.66
     12/31/2005             11.96          0.27           0.02           0.29         (0.33)             (0.22)        11.70
     12/31/2004             11.76          0.17           0.36           0.53         (0.20)             (0.13)        11.96
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND

Class A
     06/30/2009              39.58 %         $ 55,539         24%          1.27 %        2.01 %           n/a            n/a
     12/31/2008               (50.09)           7,727         132          1.29          1.66             n/a            n/a
 12/03(A) - 12/31/2007         (2.00)          11,747           -          1.30         (0.67)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM CHINA-INDIA FUND

Class A
     06/30/2009                47.52          101,792          39          1.32          2.47             n/a            n/a
     12/31/2008               (57.62)          25,987         188          1.41          0.51             n/a            n/a
 12/03(A) - 12/31/2007         (0.20)           4,888           -          1.40         (0.93)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND

Class A
     06/30/2009                 8.51          835,064         613          0.81          2.77             n/a            n/a
     12/31/2008                (3.73)         663,938        2289          0.81          3.44             n/a            n/a
 01/16(A) - 12/31/2007         10.90          397,393        1215 (O)      0.80          4.27             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
     06/30/2009                 7.77        1,654,451         427          0.81          4.75             n/a            n/a
     12/31/2008                 0.40        1,325,740         660          0.81          4.22             n/a            n/a
     12/31/2007                 8.25        1,037,811         119 (P)      0.80          4.54             n/a            n/a
     12/31/2006                 3.38          760,176          63 (P)      0.81          4.20             n/a            n/a
     12/31/2005                 2.40          571,892         183 (P)      0.81          3.15             n/a            n/a
     12/31/2004                 4.45          390,124         163 (P)      0.81          1.72             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND

Class A
     06/30/2009            $ 4.46        $ 0.24         $ 0.73         $ 0.97           $ -                $ -        $ 5.43
     12/31/2008              7.43          0.59          (2.93)         (2.34)        (0.63)                 -          4.46
     12/31/2007              8.22          0.66          (0.75)         (0.09)        (0.70)                 -          7.43
     12/31/2006              7.95          0.62           0.21           0.83         (0.56)                 -          8.22
     12/31/2005              8.51          0.62          (0.48)          0.14         (0.62)             (0.08)         7.95
     12/31/2004              8.03          0.17           0.49           0.66         (0.18)                 -          8.51
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MID CAP VALUE FUND

Class A
     06/30/2009              5.62          0.03           0.47           0.50             -                  -          6.12
 03/31(a)-12/31/2008        10.00          0.07          (4.37)         (4.30)        (0.08)                 -          5.62
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND

Class A
     06/30/2009              6.27          0.03           0.19           0.22             -                  -          6.49
 03/31(a)-12/31/2008        10.00          0.06          (3.75)         (3.69)        (0.04)                 -          6.27
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND

Class A
     06/30/2009              7.57          0.08           0.58           0.66             -                  -          8.23
     12/31/2008             19.15          0.35          (9.54)         (9.19)        (0.39)             (2.00)         7.57
     12/31/2007             20.44          0.33          (1.48)         (1.15)        (0.14)                 -         19.15
     12/31/2006             18.09          0.17           2.19           2.36         (0.01)                 -         20.44
     12/31/2005             17.42          0.24           0.61           0.85         (0.18)                 -         18.09
     12/31/2004             16.09          0.24           1.33           1.57         (0.24)                 -         17.42
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND

Class A
     06/30/2009              5.91          0.09           0.65           0.74             -                  -          6.65
 10/06(A)-12/31/2008        10.00          0.04          (4.10)         (4.06)        (0.03)(S)              -          5.91
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND

Class A
     06/30/2009              21.75 %        $ 361,585         20%          0.79 %        9.98 %           n/a            n/a
     12/31/2008               (30.75)         188,010          78          0.79          8.82             n/a            n/a
     12/31/2007                (1.10)         303,282          95          0.78          7.92             n/a            n/a
     12/31/2006                10.51          365,753          62          0.80          7.49             n/a            n/a
     12/31/2005                 1.69          276,421          33          0.81          7.39             n/a            n/a
     12/31/2004                 8.22          284,949         149          0.83          6.97             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MID CAP VALUE FUND

Class A
     06/30/2009                 8.90            8,366          66          1.06          1.23             n/a            n/a
 03/31(a)-12/31/2008          (43.00)           5,011         154          1.06          1.05             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND

Class A
     06/30/2009                 3.51            7,321          88          1.06          0.90             n/a            n/a
 03/31(a)-12/31/2008          (36.85)           8,356          66          1.06          1.02             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND

Class A
     06/30/2009                 8.72           66,857          36          0.87          2.17             n/a            n/a
     12/31/2008               (47.21)          87,770          96          0.86          2.28             n/a            n/a
     12/31/2007                (5.63)         219,654          86          0.86          1.55             n/a            n/a
     12/31/2006                13.03          165,734         145          0.97          0.92             n/a            n/a
     12/31/2005                 4.91          181,363          79          0.97          0.97             n/a            n/a
     12/31/2004                 9.76          215,615          46          0.97          1.24            1.01           1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND

Class A
     06/30/2009                12.52           72,616          23          1.20          3.15             n/a            n/a
 10/06(A)-12/31/2008          (40.56)          15,265           6          1.22          2.55             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND (H)

Class A
     06/30/2009            $ 9.35       $ (0.01)        $ 0.50         $ 0.49           $ -                $ -        $ 9.84
     12/31/2008             11.47          0.32          (1.90)         (1.58)        (0.39)             (0.15)         9.35
     12/31/2007             11.29          0.34           0.37           0.71         (0.27)             (0.26)        11.47
     12/31/2006             10.70          0.20           0.64           0.84         (0.18)             (0.07)        11.29
     12/31/2005             10.35          0.26           0.13           0.39         (0.03)             (0.01)        10.70
 10/04(A)-12/31/2004        10.00          0.14           0.21           0.35             -                  -         10.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND (H)

Class A
     06/30/2009              8.97         (0.01)          0.60           0.59             -                  -          9.56
     12/31/2008             12.21          0.26          (2.85)         (2.59)        (0.41)             (0.24)         8.97
     12/31/2007             11.90          0.28           0.64           0.92         (0.29)             (0.32)        12.21
     12/31/2006             11.04          0.17           0.97           1.14         (0.13)             (0.15)        11.90
     12/31/2005             10.54          0.24           0.29           0.53         (0.02)             (0.01)        11.04
 10/04(A)-12/31/2004        10.00          0.11           0.43           0.54             -                  -         10.54
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND (H)

Class A
     06/30/2009              8.79         (0.01)          0.67           0.66             -                  -          9.45
     12/31/2008             13.20          0.17          (3.80)         (3.63)        (0.27)             (0.51)         8.79
     12/31/2007             13.08          0.19           0.92           1.11         (0.28)             (0.71)        13.20
     12/31/2006             12.13          0.12           1.36           1.48         (0.12)             (0.41)        13.08
     12/31/2005             11.67          0.34           0.41           0.75         (0.20)             (0.09)        12.13
     12/31/2004             10.91          0.12           0.92           1.04         (0.11)             (0.17)        11.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND (H)

Class A
     06/30/2009              7.94         (0.01)          0.65           0.64             -                  -          8.58
     12/31/2008             13.84          0.10          (5.00)         (4.90)        (0.07)             (0.93)         7.94
     12/31/2007             13.62          0.12           1.05           1.17         (0.24)             (0.71)        13.84
     12/31/2006             12.56          0.07           1.71           1.78         (0.07)             (0.65)        13.62
     12/31/2005             12.23          0.30           0.61           0.91         (0.13)             (0.45)        12.56
     12/31/2004             11.07          0.07           1.19           1.26         (0.06)             (0.04)        12.23
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND (H)

Class A
     06/30/2009              8.39         (0.01)          0.73           0.72             -                  -          9.11
     12/31/2008             14.89          0.06          (5.90)         (5.84)        (0.05)             (0.61)         8.39
     12/31/2007             13.91          0.08           1.19           1.27         (0.24)             (0.05)        14.89
     12/31/2006             12.80          0.04           1.95           1.99         (0.04)             (0.84)        13.91
     12/31/2005             11.89          0.25           0.76           1.01         (0.10)                 -         12.80
     12/31/2004             10.57          0.02           1.31           1.33         (0.01)                 -         11.89
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND (H)

Class A
     06/30/2009             5.24 %        $ 489,209          9%          0.19 %       (0.17)%           n/a            n/a
     12/31/2008             (13.75)         407,426          30          0.19          2.95             n/a            n/a
     12/31/2007               6.30          264,755          54          0.18          2.92             n/a            n/a
     12/31/2006               7.85          137,126          39          0.19          1.82             n/a            n/a
     12/31/2005               3.73           80,642          16          0.19          3.54             n/a            n/a
 10/04(A)-12/31/2004          3.50           13,909          13          0.18         12.94             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND (H)

Class A
     06/30/2009               6.58          672,028           7          0.18         (0.17)            n/a            n/a
     12/31/2008             (21.24)         557,615          28          0.18          2.36             n/a            n/a
     12/31/2007               7.74          521,470          30          0.19          2.26             n/a            n/a
     12/31/2006              10.39          314,249          35          0.19          1.44             n/a            n/a
     12/31/2005               4.99          157,719          11          0.18          3.13             n/a            n/a
 10/04(A)-12/31/2004          5.40           19,873           0          0.18         11.25             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND (H)

Class A
     06/30/2009               7.51        1,207,967           6          0.16         (0.15)            n/a            n/a
     12/31/2008             (27.50)         997,961          28          0.16          1.45             n/a            n/a
     12/31/2007               8.65        1,403,279          34          0.16          1.34             n/a            n/a
     12/31/2006              12.17        1,123,984          29          0.16          0.97             n/a            n/a
     12/31/2005               6.41          861,543          21          0.17          1.39             n/a            n/a
     12/31/2004               9.58          619,106          38          0.18          1.20             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND (H)

Class A
     06/30/2009               8.06          975,675           7          0.17         (0.15)            n/a            n/a
     12/31/2008             (35.36)         808,800          32          0.16          0.80             n/a            n/a
     12/31/2007               8.70        1,388,072          34          0.15          0.86             n/a            n/a
     12/31/2006              14.15        1,246,802          34          0.16          0.53             n/a            n/a
     12/31/2005               7.44        1,059,806          32          0.16          0.62             n/a            n/a
     12/31/2004              11.41        1,001,562          47          0.17          0.67             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND (H)

Class A
     06/30/2009               8.58          437,037           8          0.19         (0.17)            n/a            n/a
     12/31/2008             (39.16)         414,718          42          0.18          0.50             n/a            n/a
     12/31/2007               9.17          702,285          46          0.17          0.56             n/a            n/a
     12/31/2006              15.57          672,325          33          0.17          0.28             n/a            n/a
     12/31/2005               8.48          657,320          35          0.18          0.22             n/a            n/a
     12/31/2004              12.61          670,711          62          0.18          0.41             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P COMPETITIVE ADVANTAGE FUND

Class A
     06/30/2009              6.90          0.05           1.13           1.18             -                  -          8.08
     12/31/2008              9.92          0.16          (3.08)         (2.92)        (0.10)                 -          6.90
 12/03(A) - 12/31/2007      10.00          0.01          (0.08)         (0.07)        (0.01)                 -          9.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DIVIDEND INCOME & GROWTH FUND

Class A
     06/30/2009              7.04          0.12          (0.64)         (0.52)            -                  -          6.52
     12/31/2008              9.77          0.35          (2.89)         (2.54)        (0.19)              0.00 (F)      7.04
 12/03(A) - 12/31/2007      10.00          0.02          (0.24)         (0.22)        (0.01)                 -          9.77
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P INTRINSIC VALUE FUND
Class A
     06/30/2009              6.21          0.06           0.56           0.62             -                  -          6.83
     12/31/2008              9.91          0.15          (3.70)         (3.55)        (0.09)             (0.06)         6.21
 12/03(A) - 12/31/2007      10.00          0.02          (0.10)         (0.08)        (0.01)                 -          9.91
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P COMPETITIVE ADVANTAGE FUND

Class A
     06/30/2009              17.10          174,056           7          0.71          1.48             n/a            n/a
     12/31/2008             (29.40)          90,399          97          0.71          1.81             n/a            n/a
 12/03(A) - 12/31/2007       (0.74)          15,294           -          0.70          1.46             n/a            n/a
 -----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DIVIDEND INCOME & GROWTH FUND

Class A
     06/30/2009              (7.39)         128,502           5          0.71          4.07             n/a            n/a
     12/31/2008             (25.93)         101,329          64          0.71          4.47             n/a            n/a
 12/03(A) - 12/31/2007       (2.24)           7,203           -          0.70          2.03             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P INTRINSIC VALUE FUND
Class A
     06/30/2009               9.98          138,558           5          0.71          2.00             n/a            n/a
     12/31/2008             (35.84)          96,643          98          0.71          1.88             n/a            n/a
 12/03(A) - 12/31/2007       (0.81)          18,261           -          0.70          2.06             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P TOTAL YIELD FUND
Class A
     06/30/2009            $ 6.37        $ 0.06         $ 0.57         $ 0.63           $ -                $ -        $ 7.00
     12/31/2008             10.07          0.20          (3.79)         (3.59)        (0.11)              0.00 (F)      6.37
 12/03(A) - 12/31/2007      10.00          0.01           0.06           0.07          0.00 (F)              -         10.07
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P 4 FUND (H)
Class A
     06/30/2009              6.79             -           0.50           0.50             -                  -          7.29
     12/31/2008              9.93          0.21          (3.35)         (3.14)         0.00 (F)              -          6.79
 12/03(A) - 12/31/2007      10.00          0.02          (0.09)         (0.07)            -                  -          9.93
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
Class A
     06/30/2009             12.81          0.18           0.28           0.46             -                  -         13.27
     12/31/2008             17.56          0.48          (4.18)         (3.70)        (0.39)             (0.66)        12.81
     12/31/2007             17.35          0.48           0.81           1.29         (0.37)             (0.71)        17.56
     12/31/2006             15.75          0.42           1.73           2.15         (0.31)             (0.24)        17.35
     12/31/2005             17.12          0.34           0.58           0.92         (0.38)             (1.91)        15.75
     12/31/2004             15.55          0.36           1.33           1.69         (0.02)             (0.10)        17.12
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
Class A
     06/30/2009              1.00             -              -              -          0.00 (F)              -          1.00
     12/31/2008              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
     12/31/2007              1.00          0.05           0.00           0.05         (0.05)                 -          1.00
     12/31/2006              1.00          0.04           0.00           0.04         (0.04)                 -          1.00
     12/31/2005              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
     12/31/2004              1.00          0.01           0.00           0.01         (0.01)                 -          1.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P TOTAL YIELD FUND
Class A
     06/30/2009             9.89 %        $ 140,305         12%        0.71 %        2.11 %             n/a            n/a
     12/31/2008             (35.67)         103,601         115          0.71          2.38             n/a            n/a
 12/03(A) - 12/31/2007        0.74            9,806           -          0.70          1.26             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P 4 FUND (H)
Class A
     06/30/2009               7.36          388,453           6          0.06         (0.06)            n/a            n/a
     12/31/2008             (31.62)         265,183          15          0.06          2.54             n/a            n/a
 12/03(A) - 12/31/2007       (0.70)          22,194           -          0.05          2.85             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
Class A
     06/30/2009               3.59          525,264          32 (Q)      0.79          2.94             n/a            n/a
     12/31/2008             (20.79)         455,105          60 (Q)      0.78          2.98             n/a            n/a
     12/31/2007               7.49          526,511          41 (Q)      0.78          2.62             n/a            n/a
     12/31/2006              13.65          439,868          46 (Q)      0.79          2.55             n/a            n/a
     12/31/2005               5.30          396,350          42 (Q)      0.79          2.22             n/a            n/a
     12/31/2004              10.88          381,316         121 (Q)      0.80          2.42             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
Class A
     06/30/2009               0.15        1,283,056         n/a          0.57          0.30            0.57           0.30
     12/31/2008               2.20 (R)    1,340,054         n/a          0.57          2.08             n/a            n/a
     12/31/2007               4.76          651,204         n/a          0.58          4.63             n/a            n/a
     12/31/2006               4.49          269,095         n/a          0.59          4.42             n/a            n/a
     12/31/2005               2.71          258,452         n/a          0.60          2.66             n/a            n/a
     12/31/2004               0.78          237,815         n/a          0.61          0.81             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
Class A
     06/30/2009            $12.60        $ 0.12         $ 0.23         $ 0.35           $ -                $ -       $ 12.95
     12/31/2008             19.33          0.32          (6.76)         (6.44)        (0.01)             (0.28)        12.60
     12/31/2007             19.42          0.29           1.22           1.51         (0.26)             (1.34)        19.33
     12/31/2006             16.90          0.25           3.28           3.53         (0.31)             (0.70)        19.42
     12/31/2005             16.71          0.17           1.20           1.37         (0.20)             (0.98)        16.90
     12/31/2004             14.70          0.12           2.05           2.17         (0.06)             (0.10)        16.71
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
Class A
     06/30/2009             12.70          0.02           1.95           1.97             -                  -         14.67
     12/31/2008             22.49          0.06          (9.69)         (9.63)        (0.02)             (0.14)        12.70
     12/31/2007             21.84          0.09           2.16           2.25         (0.08)             (1.52)        22.49
     12/31/2006             19.44          0.09           2.57           2.66         (0.09)             (0.17)        21.84
     12/31/2005             18.36          0.04           1.08           1.12         (0.04)                 -         19.44
     12/31/2004             16.77          0.08           1.58           1.66         (0.07)                 -         18.36
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
Class A
     06/30/2009             16.20         (0.01)          2.82           2.81             -                  -         19.01
     12/31/2008             30.37         (0.04)        (12.33)        (12.37)            -              (1.80)        16.20
     12/31/2007             29.05         (0.01)          4.97           4.96          0.00 (F)          (3.64)        30.37
     12/31/2006             29.64          0.05           1.96           2.01         (0.05)             (2.55)        29.05
     12/31/2005             27.87         (0.07)          4.01           3.94             -              (2.17)        29.64
     12/31/2004             24.89         (0.13)          4.61           4.48             -              (1.50)        27.87
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
Class A
     06/30/2009               2.78 %        $ 539,324         31%        0.84 %        2.08 %             n/a            n/a
     12/31/2008               (33.35)         484,751          54          0.83          1.97             n/a            n/a
     12/31/2007                 7.90          538,410          41          0.83          1.39             n/a            n/a
     12/31/2006                20.86          481,805          34          0.84          1.37             n/a            n/a
     12/31/2005                 8.15          277,461          29          0.86          1.41             n/a            n/a
     12/31/2004                14.77          154,283         136          0.86          1.50             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
Class A
     06/30/2009                15.51          623,919          38          0.91          0.29             n/a            n/a
     12/31/2008               (42.85)         581,447          54          0.90          0.30             n/a            n/a
     12/31/2007                10.12        1,043,708          56          0.88          0.40             n/a            n/a
     12/31/2006                13.70          750,771          46          0.90          0.46             n/a            n/a
     12/31/2005                 6.09          732,553          41          0.91          0.24             n/a            n/a
     12/31/2004                 9.89          606,885          37          0.92          0.51            0.93           0.50
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
Class A
     06/30/2009                17.35          546,493          20          1.02         (0.15)            n/a            n/a
     12/31/2008               (40.68)         425,184          37          1.02         (0.14)            n/a            n/a
     12/31/2007                17.26          697,484          45          1.02         (0.04)            n/a            n/a
     12/31/2006                 6.76          625,869          37          1.02          0.16             n/a            n/a
     12/31/2005                14.10          623,382          30          1.02         (0.32)            n/a            n/a
     12/31/2004                18.03          541,739          34          1.02         (0.55)           1.04          (0.57)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
Class A
     06/30/2009            $ 6.98        $ 0.10         $ 0.59         $ 0.69           $ -                $ -        $ 7.67
     12/31/2008             14.65          0.20          (6.20)         (6.00)        (0.24)             (1.43)         6.98
     12/31/2007             15.62          0.26          (0.14)          0.12         (0.20)             (0.89)        14.65
     12/31/2006             13.93          0.22           2.57           2.79         (0.13)             (0.97)        15.62
     12/31/2005             13.64          0.13           0.70           0.83         (0.11)             (0.43)        13.93
     12/31/2004             11.92          0.12           1.68           1.80         (0.08)                 -         13.64
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
Class A
     06/30/2009               9.89 %        $ 495,650         11%          0.98 %        2.87 %           n/a            n/a
     12/31/2008               (40.47)         412,536          29          0.96          1.65             n/a            n/a
     12/31/2007                 0.85          707,468          33          0.95          1.59             n/a            n/a
     12/31/2006                20.11          681,711          26          0.96          1.48             n/a            n/a
     12/31/2005                 6.07          544,901          29          0.97          1.08             n/a            n/a
     12/31/2004                15.12          485,126          42          0.99          1.01            1.01           0.99
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(A)  Commencement of operations.

(B) Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(C)  Annualized for periods less than one year.

(D)  Portfolio turnover excludes dollar roll transactions.

(E) Calculated using the average shares method for periods ended after December 31, 2005.

(F)  Distributions of $0.00 represent amounts less than $0.005.

(G) Includes dividend expense and borrowing fees on securities sold short for JNL/Credit Suisse Long/Short Fund of 0.42%, 0.40% and 1.06% for Class A and B shares for the periods ended June 30, 2009, December 31, 2008 and December 31, 2007, respectively.

(H) Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.

(I)  Portfolio  turnover  including  dollar roll  transactions  for JNL/Franklin
     Templeton Income Fund was 34% for 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(J) Includes dividend expense and borrowing fees on securities sold short for JNL/Franklin Templeton Mutual Shares Fund of 0.04%, 0.01% and 0.01% for Class A and B shares for the periods ended June 20, 2009, December 31, 2008 and December 31, 2007, respectively.

(K) Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 423%, 453%, 570%, and 332% in 2004, 2005, 2006, and
     2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(L) Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Short Duration Bond Fund was 118% and 78% for 2006 and 2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(M) Portfolio turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 643%, 487%, 524%, and 217% in 2004, 2005, 2006, and 2007, respectively. The Fund had no dollar roll transactions for the periods ending after December 31, 2007.

(N) Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 42% for the period ended June 30, 2009 and 79% , 52% and 52% in 2006, 2007and 2008, respectively.

(O) Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,340% in 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(P) Portfolio turnover including dollar roll transactions for JNL/PIMCO Total Return was 352%, 409%, 271%, and 402% in 2004, 2005, 2006, and 2007,
     respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(Q) Portfolio turnover including dollar roll transactions for JNL/Select Balanced Fund was 48% for the period ended June 30, 2009 and 142%, 64%, 76% and 76% in 2005, 2006, 2007 and 2008, respectively.

(R) The Adviser voluntarily contributed capital to the JNL/Select Money Market Fund. The return for Class A and Class B without the contribution was 2.00% and 2.18%, respectively.

(S) Distribution amount includes a return of capital distribution which was less than $.005 per share.

(T) Total return for the JNL/AIM International Growth Fund includes class action settlement proceeds. The return for Class A and Class B without the class action settlement proceeds was 11.63% and 13.92%, respectively.

(U) Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds. The return for Class A and Class B without the class action settlement proceeds was 11.74% and 11.88%, respectively.

EFFECTIVE OCTOBER 5, 2009, FOR THE JNL/CREDIT SUISSE COMMODITY SECURITIES FUND, PLEASE DELETE THE FIRST AND SECOND PARAGRAPHS OF THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" AND REPLACE IT WITH THE FOLLOWING:

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities. The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector. The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities. To meet its objective, the Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals. To gain portfolio exposure to commodities, the Fund may invest in securities or derivatives that provide exposure to commodities. These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options. The Fund may hold a portion of its portfolio in fixed-income securities. The Fund may not invest directly in commodities.

Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio. One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the "Natural Resources Portfolio." The other portfolio will focus on investments in commodity instruments; the "Commodities Portfolio."




This Supplement is dated September 28, 2009.

(To be used with: FVC4224FT 04/09.)

                                                                   JMV4129 09/09

JMU4130 09/09

              SUPPLEMENT DATED SEPTEMBER 28, 2009 TO THE PROSPECTUS
                               DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST

Please note that the changes are effective September 28, 2009, except as otherwise noted.

Please note that the changes apply to your variable life product(s).


PLEASE DELETE ALL INFORMATION AND REFERENCES RELATED TO THE FOLLOWING FUNDS:

JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
JNL/PPM AMERICA CORE EQUITY FUND


THE FOLLOWING FUNDS SHOULD BE ADDED TO THE LIST OF FUNDS ON THE COVER PAGE:

JNL/Credit Suisse Commodity Securities Fund (FORMERLY, JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND)

JNL/Ivy Asset Strategy Fund

JNL/Mellon Capital Management Global Alpha Fund

JNL/T. Rowe Price Short-Term Bond Fund (FORMERLY, JNL/GOLDMAN SACHS SHORT DURATION BOND FUND)


PLEASE CHANGE ALL REFERENCES TO JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND TO JNL/CREDIT SUISSE COMMODITY SECURITIES FUND.


ON THE SECOND PAGE OF THE PROSPECTUS, PLEASE ADD THE FOLLOWING DISCLOSURE:

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL
MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


FOR THE FOLLOWING FUNDS, JNL/AIM GLOBAL REAL ESTATE FUND, JNL/AIM INTERNATIONAL GROWTH FUND, JNL/AIM LARGE CAP GROWTH FUND, JNL/AIM SMALL CAP GROWTH FUND,
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND, JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND, JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND, JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND, JNL/CREDIT SUISSE COMMODITY SECURITIES FUND, JNL/CREDIT SUISSE LONG/SHORT FUND, JNL/EAGLE CORE EQUITY FUND, JNL/EAGLE SMALLCAP EQUITY FUND, JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND, JNL/FRANKLIN TEMPLETON INCOME FUND, JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND, JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND, JNL/GOLDMAN SACHS CORE PLUS BOND FUND, JNL/GOLDMAN SACHS EMERGING MARKETS FUND, JNL/GOLDMAN SACHS MID CAP VALUE FUND, JNL/JPMORGAN INTERNATIONAL VALUE FUND, JNL/JPMORGAN MIDCAP GROWTH FUND, JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND, JNL/LAZARD EMERGING MARKETS FUND, JNL/LAZARD MID CAP EQUITY FUND, JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND, JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND, JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, JNL/S&P S&P 400 MIDCAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT
INTERNATIONAL INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND, JNL/OPPENHEIMER GLOBAL GROWTH FUND, JNL/PIMCO REAL RETURN FUND, JNL/PIMCO TOTAL RETURN BOND FUND, JNL/PPM AMERICA HIGH YIELD BOND FUND, JNL/PPM AMERICA MID CAP VALUE FUND, JNL/PPM AMERICA SMALL CAP VALUE FUND, JNL/PPM AMERICA VALUE EQUITY FUND, JNL/PAM ASIA EX-JAPAN FUND, JNL/PAM CHINA-INDIA FUND, JNL/SELECT BALANCED FUND, JNL/SELECT VALUE FUND, JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, JNL/T. ROWE PRICE MID-CAP GROWTH FUND, AND JNL/T. ROWE PRICE VALUE FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/SELECT MONEY MARKET FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE SUB-ADVISER" IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND, PLEASE REPLACE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD GROWTH INDEX WITH MSCI WORLD GROWTH INDEX.


FOR THE JNL/CREDIT SUISSE LONG/SHORT FUND, PLEASE ADD "PORTFOLIO TURNOVER" TO THE LIST OF RISKS IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND".


FOR THE JNL/FRANKLIN TEMPLETON INCOME FUND, PLEASE DELETE THE FOURTH PARAGRAPH OF THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" AND REPLACE IT WITH THE FOLLOWING:

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's ("S&P(R)") and Moody's Investors Service ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Fund's manager to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest in debt securities regardless of their rating or in securities that are unrated, including up to 5% of its assets in securities that are in default at the time of purchase.


FOR THE JNL/GOLDMAN SACHS CORE PLUS BOND FUND, PLEASE ADD "PORTFOLIO TURNOVER" TO THE LIST OF RISKS IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND".


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/IVY ASSET STRATEGY FUND

INVESTMENT OBJECTIVES. The investment objective of the JNL/Ivy Asset Strategy Fund is to seek high total return over the long term.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

     o "Stocks" include equity securities of all types, although the Sub-Adviser, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that the Sub-Adviser believes are currently selling below their true worth, while growth stocks are those whose earnings the Sub-Adviser believes are likely to grow faster than the economy. The Fund may invest in the securities of any size company, including those within the small to mid-capitalization range.

     o "Bonds" include all varieties of fixed-income instruments, such as corporate debt securities, mortgage backed securities, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year. This investment type may include a significant amount, up to 35% of the Fund's total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor's, a wholly-owned subsidiary of The McGraw Hill Companies, Inc. ("S&P") or Ba and below by Moody's Investors Service, Inc. ("Moody's") or unrated bonds deemed by the Sub-Adviser to be of comparable quality.

     o "Commodities" include all varieties of resources and commodities, however, the Fund will primarily invest in commodities through the purchase and sale of precious metals.

     o    "Short-term  instruments"  include all types of short-term  securities
          with   remaining   maturities   of  one   year  or   less,   including
          higher-quality money market instruments.

Within each of these investment types, the Fund may invest in domestic and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities.

The Sub-Adviser may allocate the Fund's investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively. The Sub-Adviser may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks, commodities, and bonds in any fixed proportion, nor is it limited by investment style or by the issuer's location, size, market capitalization, or industry sector. The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions.

The Fund may invest in any market that the Sub-Adviser believes can offer a high probability of return or, alternatively, that can provide a high degree of safety in uncertain times. Dependent on the outlook for the U.S. and global economies, the Sub-Adviser makes top-down allocations among stocks, bonds, cash, precious metals and currency markets around the globe. After determining allocations, the Sub-Adviser seeks attractive opportunities within each market.

The Sub-Adviser may, when consistent with the Fund's investment objective, buy or sell options or futures contracts on a security, on an index of securities or on a foreign currency, or enter into swaps, including credit default swaps and interest rate swaps (collectively, commonly known as derivatives). The
Sub-Adviser may use derivatives to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Fund.

PRINCIPAL RISKS OF INVESTING IN EACH FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        ALLOCATION RISK
o        COMMODITY RISK
o        COMPANY RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        GROWTH INVESTING RISK
o        HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
o        INTEREST RATE RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK
o        MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
o        PREPAYMENT RISK
o        SMALL CAP INVESTING RISK
o        TAX RISK
o        U.S. GOVERNMENT SECURITIES RISK
o        VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Funds will commence investment operations on or about the date of this prospectus. Therefore, performance information has not been presented for the Funds.

PRIOR PERFORMANCE OF A RELATED FUND. The JNL/Ivy Asset Strategy Fund ("Fund") has substantially similar investment objectives, policies and investment strategies as Ivy Asset Strategy Fund ("Related Fund"). The Related Fund is managed by Ivy Investment Management Company, the same Sub-Adviser which manages the Fund.

The historical performance of the Related Fund is shown below and shows how this performance compares with those of a broad measure of market performance. This performance data should not be considered as an indication of future performance of the Fund. The Related Fund performance figures shown below:

     o reflect the deduction of the historical fees and expenses paid by the Related Fund and not those paid by the Fund.

     o do not reflect Contract fees or charges imposed by Jackson National Life Insurance Company/Jackson National Life Insurance Company of New York. Investors should refer to the separate account prospectus for information describing the Contract fees and charges. These fees and charges will lower the Fund's performance.

The Fund and the Related Fund are expected to hold similar securities. However, their investment results are expected to differ for the following reasons:

     o differences in asset size and cash flow resulting from purchases and redemptions of the Fund shares may result in different security selections

     o    differences in the relative weightings of securities

     o    differences in the price paid for particular portfolio holdings

     o    differences relating to certain tax matters.

However, the differences cited do not alter the conclusion that the Fund has substantially similar investment objectives, policies and strategies.

The chart below shows performance information derived from historical performance of the Related Fund. It compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund's A Share returns include the maximum sales charge for Class A shares (5.75%) and treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

RELATED FUND PERFORMANCE FOR PERIODS ENDED DECEMBER 31, 2008

-------------------- ---------------------------------------------------------------------------------------------
                                            AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2008
-------------------- ------------------------------- ----------------------------- -------------------------------
                         RELATED FUND (CLASS C)      RELATED FUND (CLASS A)                S&P 500 INDEX
-------------------- ------------------------------- ----------------------------- -------------------------------
-------------------- ------------------------------- ----------------------------- -------------------------------

1 year                          -26.44%                        -30.16%                        -37.00%
-------------------- ------------------------------- ----------------------------- -------------------------------
-------------------- ------------------------------- ----------------------------- -------------------------------
3 years                          7.05%                          5.73%                          -8.36%
-------------------- ------------------------------- ----------------------------- -------------------------------
-------------------- ------------------------------- ----------------------------- -------------------------------
5 years                          10.78%                         10.30%                         -2.19%
-------------------- ------------------------------- ----------------------------- -------------------------------
-------------------- ------------------------------- ----------------------------- -------------------------------
10 years                         9.31%*                        6.79%**                         -1.39%
-------------------- ------------------------------- ----------------------------- -------------------------------

* The returns shown for Class C shares are based on the performance of the Related Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

** Since inception: 07.10.2000

Note that the performance shown would be lower upon taking into account charges assessed in connection with a variable annuity or variable life contract.

The  Adviser  or  its  affiliates  have  independently   verified  none  of  the
performance or expense information for the Related Fund performance.

Related Fund performance is presented net of all fees and reflects reinvestment of dividends and capital gains. The fees deducted are higher than the expenses incurred by the Fund. If expenses of the Fund had been deducted instead, the performance results of the Related Fund would have been higher. Actual performance will vary depending on the size of the portfolio and applicable fee schedule. Past performance does not guarantee future results.

The S&P 500 is an unmanaged index of common stock prices and includes reinvestment of dividends and capital gains. They have been taken from public sources and have not been audited.

The Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
                                                                                                     CLASS B
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         1.05%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.00%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.06%
---------------------------------------------------------------------------------------------- ---------------------

* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of each Fund. The example also assumes that each Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                               CLASS B
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $108
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $337
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF EACH FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of this risk.

The SAI has more information about each Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Ivy Asset Strategy Fund is Ivy Investment Management Company ("IICO"). IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O.Box 29217, Shawnee Mission, Kansas 66201-9217. IICO is a registered investment adviser with approximately $55.6 billion in assets as of June 30, 2009.

Michael L. Avery and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Fund. Mr. Avery has been a portfolio manager for the Fund since its inception. In June 2005, he was named Chief Investment Officer and Executive Vice President of IICO and Waddell & Reed Investment Management Company ("WRIMCO"), an affiliate of IICO. Mr. Avery is Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager, and has served as portfolio manager for investment companies managed by WRIMCO since February 1994. From August 1987 until June 2005, Mr. Avery had served as the Director of Research for IICO and for WRIMCO and its predecessor. He holds a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Mr. Caldwell has been a portfolio manager for the Fund since its inception. His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors. Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst. In January 2003, he was appointed an investment analyst, and in June 2005, was named assistant portfolio manager funds managed by WRIMCO or IICO. Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas. He is currently pursuing the Chartered Financial Analyst designation.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in each Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/LAZARD EMERGING MARKETS FUND, PLEASE REPLACE MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") EMERGING MARKETS INDEX WITH MSCI EMERGING MARKETS INDEX.


FOR THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, PLEASE DELETE FOOTNOTE 1 IN ITS ENTIRETY.


FOR THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, PLEASE CHANGE ALL REFERENCES TO MORGAN STANLEY CAPITAL INTERNATIONAL, INC. TO MSCI, INC. IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS)."


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/MELLON CAPITAL MANAGEMENT GLOBAL ALPHA FUND

INVESTMENT OBJECTIVES. The investment objective of the JNL/Mellon Capital Management Global Alpha Fund is to seek total return.

PRINCIPAL INVESTMENT STRATEGIES. To achieve this objective, the Fund uses a variety of investment strategies, sometimes referred to as absolute return strategies, to produce returns with low correlation with, and less volatility than, major markets over a complete market cycle; typically a period of several years. The Fund is not managed to a benchmark index. Rather than managing to track a benchmark index, the Fund seeks to provide returns that are largely independent of market moves.

The Fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities. The Fund's investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe. The Fund ordinarily invests in at least three countries. The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the Fund's portfolio managers to implement investment decisions quickly and cost-effectively. The Fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income.

The Fund's Sub-Adviser seeks to deliver value added excess returns ("alpha") by applying a systematic, quantitative investment approach designed to identify and exploit relative misvaluations across and within global capital markets. Active investment decisions to take long or short positions in individual country, equity, bond, and currency markets are driven by this quantitative investment process and seek to capitalize on alpha generating opportunities within and among the major developed capital markets of the world. To construct a portfolio of long and short positions, the portfolio managers calculate the expected returns for the asset classes in such countries and then evaluate the relative value of stock and bond markets across equity markets, across bond markets, and among currencies. The portfolio managers have considerable latitude in allocating the Fund's assets and in selecting derivative instruments and securities to implement the Fund's investment approach, and there is no limitation as to the amount of Fund assets required to be invested in any one asset class. The Fund's portfolio will not have the same characteristics as its performance baseline benchmark - the Citibank 30-Day Treasury Bill Index - because the Fund seeks excess return above the benchmark. The portfolio managers also assess and manage the overall risk profile of the Fund's portfolio.

For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive expected returns for stocks, bonds, and currencies in each country. The models then incorporate the risk and correlation of those assets with robust risk controls in order to come up with a portfolio that is expected to produce positive returns that have a low correlation with major markets. The portfolio managers tend to favor markets in developed countries that have attractive valuations on a risk adjusted basis.

For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among long-term government bond markets. The most relevant long-term bond yield within each country serves as the expected return for each bond market. The portfolio managers tend to favor developed countries whose bonds have been identified as offering greater return for bearing inflation and interest rate risks.

The portfolio managers determine the relative value of equities versus bonds within a specific country market by comparing the expected returns for the country's equities and bonds. When assessing the relative valuation of equity versus bond markets, the portfolio managers are measuring the "risk premium" within a country, that is, whether there is, and, if so, how much of, an increased return for having investment exposure to asset classes that are perceived to be riskier. The portfolio managers then determine the allocation of the Fund's assets between the country's equity and bond markets.

The portfolio managers evaluate currencies on a relative valuation basis and overweight exposure to currencies that are undervalued and underweight exposure to currencies that are overvalued based on real interest rates, purchasing power parity, and other proprietary measures.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy. The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund. Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. The Fund also may purchase or sell securities on a forward commitment (including "TBA" (to be announced) basis). These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund may "sell short" securities and other instruments that it does not own, with the intention of purchasing them back later at a lower price, enabling the fund to profit if prices fall.. The portfolio managers, however, intend to employ financial instruments, such as futures, options, forward contracts, swaps and other derivative instruments, as an alternative to selling a security short. Short-selling is considered "leverage" and involves unlimited risk. The Fund also may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

PRINCIPAL RISKS OF INVESTING IN EACH FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        ALLOCATION RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        FOREIGN SECURITIES RISK
o        INDUSTRY CONCENTRATION RISK
o        INTEREST RATE RISK
o        ISSUER RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        NON-DIVERSIFICATION RISK
o        SHORT SALES RISK
o        TAX RISK
o        U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Funds will commence investment operations on or about the date of this prospectus. Therefore, performance information has not been presented for the Funds.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
                                                                                                     CLASS B
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         1.15%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.00%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.16%
---------------------------------------------------------------------------------------------- ---------------------

* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of each Fund. The example also assumes that each Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                               CLASS B
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $118
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $368
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF EACH FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of this risk.

The SAI has more information about each Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Mellon Capital Management Global Alpha Fund is Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund's portfolio are:

Helen Potter, CFA is a Managing Director, Asset Allocation for Mellon Capital where she has managed investment portfolios since 1996. Prior to joining Mellon Capital, Ms. Potter held research and portfolio management positions at Quantilogic Asset Management gaining extensive experience in the global asset allocation field. Ms. Potter manages all global and domestic asset allocation products and staff. She is responsible for articulating asset allocation strategies to clients and prospects, as well as participating in the refinement of current strategies and the development of new strategies.

Vassilis Dagioglu is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 11 years of investment experience and has been with Mellon Capital for 10 years. In 2006, Mr. Dagioglu was promoted to Director and in 2007 he was promoted to his current position as Managing Director. Mr. Dagioglu co-manages a team of portfolio managers implementing the firm's global asset allocation strategies. He is responsible for the design and implementation of global portfolio management analytical systems. Mr. Dagioglu holds an M.B.A. from University of California at Berkeley and prior to joining Mellon Capital, he designed and implemented financial information systems for IBM Global Services and Sybase.

James Stavena is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 17 years of investment experience and has been with Mellon Capital for 11 years. In 2006, Mr. Stavena was promoted to Director and in 2007 he was promoted to his current position as Managing Director. Mr. Stavena oversees a team of portfolio managers responsible for global asset allocation, currency overlay and enhanced tactical asset allocation strategies. Mr. Stavena holds an M.B.A. from Rice University and prior to joining Mellon Capital, he was a derivatives portfolio manager with CS First Boston and HSBC Midland Bank.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in each Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, IN THE SECTION ENTITLED "PERFORMANCE", PLEASE ADD THE FOLLOWING PARAGRAPH TO THE END OF THE
SECTION:

Effective September 28, 2009, the JNL/PPM America Core Equity Fund ("Acquired Fund") was combined with JNL/Mellon Capital Management S&P 500 Index Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.


FOR THE JNL/OPPENHEIMER GLOBAL GROWTH FUND, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING PARAGRAPH AFTER THE THIRD PARAGRAPH:

For information on regulatory and litigation matters, please see the section entitled "More About the Funds".


FOR THE JNL/SELECT MONEY MARKET FUND, IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS)", PLEASE ADD THE FOLLOWING PARAGRAPHS TO THE END OF THE SECTION:

DIVIDENDS:

The JNL/Select Money Market Fund intends to maintain, to the extent practicable, a constant per share NAV of $1.00. The Fund expects to declare and pay dividends on a daily basis on each class so long as the income attributable to that class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see "PURCHASES, REDEMPTIONS AND PRICING OF SHARES" in the SAI. For a description of the allocation of expenses among fund share classes, see "Classes of Shares and Distribution Plans" in the prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share NAV of $1.00. When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/T. ROWE PRICE SHORT-TERM BOND FUND (FORMERLY, JNL/GOLDMAN SACHS SHORT DURATION BOND FUND)

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/T.  Rowe  Price
Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

PRINCIPAL INVESTMENT STRATEGIES. The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds. The Fund's average effective maturity will not exceed three years. The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser. The Fund may continue to hold a security that has been downgraded or loses its investment grade rating after purchase. Junk bond debt is not a principal investment risk for the Fund.

Within this broad structure, investment decisions reflect the Sub-Adviser's outlook for interest rates and the economy as well as the prices and yields of the various securities. For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund's program) that would provide higher yields and appreciation potential.

In keeping with the Fund's objective, it may also invest in securities, including futures, options, swaps, and other derivative-type instruments. Call or put options may be purchased or sold on securities, futures, financial indices, and foreign currencies. Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps (swaptions). Futures, options, and swaps may be used for a variety of purposes including but not limited to, manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit exposure.

The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Fund's securities may change after they are purchased, and this may cause the amount of the Fund's assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        DERIVATIVES RISK
o        EXTENSION RISK
o        FOREIGN SECURITIES RISK
o        INTEREST RATE RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
o        PREPAYMENT RISK
o        U.S. GOVERNMENT SECURITIES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

T. Rowe Price Associates, Inc. has been serving as the Sub-Adviser to this Fund since September 28, 2009. Returns shown for the period prior to that date reflect the results achieved by a prior Sub-Adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

[GRAPHIC OMITTED]

4.95%      -5.66%
-----------------
2007        2008


In the periods shown in the chart, the Fund's highest quarterly return was 1.90% (3rd quarter of 2006) and its lowest quarterly return was 0.76% (2nd quarter of 2007).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
---------------------------------------------------------------------------------------------- ------------------ ------------------
                                                                                                    1 year         Life of Class*
---------------------------------------------------------------------------------------------- ------------------ ------------------
JNL/T. Rowe Price Short-Term Bond Fund (Class B)                                                     -5.66%              0.85%
Merrill Lynch 1-3 Year Treasury Index                                                                 6.61%              6.43%
Barclays Capital 1-3 Yr Government/Credit Index                                                       4.97%              5.75%
---------------------------------------------------------------------------------------------- ------------------ ------------------

* The Class B shares of the Fund began operations on May 1, 2006. Prior to September 28, 2009, the Fund was managed by Goldman Sachs Asset Management, L.P.

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index consisting of all public U.S. Treasury obligations having maturities from 1 to 2.99 years and reflects total return.

Barclays Capital 1-3 Yr Government/Credit Index measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with maturities of one to three years.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           0.54%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                        0.02%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    0.56%
------------------------------------------------------------------------------------------------ --------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS B
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $57
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                          $179
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                          $313
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                         $701
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/T. Rowe Price Short-Term Bond Fund is T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company, the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Edward A. Wiese. Mr. Wiese has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund's investment program. Mr.Wiese has been chairman of the committee since 1995. Since joining T. Rowe Price in 1984, Mr. Wiese's responsibilities have included managing multi-currency portfolios in London, managing the firm's taxable money market funds and overseeing the development and management of synthetic Guaranteed Investment Contract products.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


PLEASE ADD THE FOLLOWING RISK DISCLOSURES TO THE SECTION ENTITLED "GLOSSARY OF PRINCIPAL RISKS":

COMMODITY RISK - The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund's net asset value), and there can be no assurance that the Fund's use of leverage will be successful.

MODEL RISK - The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

TAX RISK - In order to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income and capital gains. The Internal Revenue Service ("IRS") has issued a ruling that causes certain income from commodity-linked swaps, in which the Fund invests to gain exposure to the DJ-UBS Index, to not be considered qualifying income. Any income the Fund derives from direct investments in such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of the Fund's gross income. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income at regular corporate rates (without regard to the dividends paid deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.


PLEASE DELETE THE FOLLOWING RISK DISCLOSURE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING TO THE SECTION ENTITLED "GLOSSARY OF PRINCIPAL RISKS":

DERIVATIVES RISK - Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund's/Underlying Fund's Sub-Adviser must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment. For index funds the derivatives purchased are priced on the index that the Sub-Adviser is tracking. The Fund's/Underlying Fund's Sub-Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund/Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund/Underlying Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund/Underlying Fund, depending on the nature and extent of the derivatives in the Fund's/Underlying Fund's portfolio. If the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio. Instability in the market can threaten the ability of the Fund to fulfill its obligation to deliver the underlying debt security to the underlying credit default swaps' seller. The Funds may also be exposed to "Counterparty Risk" (as set forth herein) when entering into agreements related to derivatives instruments or purchasing derivatives instruments.


IN THE SECTION ENTITLED "INVESTMENT ADVISER", PLEASE DELETE THE LAST PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


IN THE SECTION ENTITLED "MANAGEMENT FEE", PLEASE DELETE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Credit Suisse Commodity Securities Fund           $0 to $300 million                                       .70%
                                                      Over $300 million                                        .60%
----------------------------------------------------- ---------------------------------- ---------------------------

IN THE SECTION ENTITLED "MANAGEMENT FEE", PLEASE DELETE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/T. Rowe Price Short-Term Bond Fund                $0 to $250 million                                       .45%
                                                      Over $250 million                                        .40%
----------------------------------------------------- ---------------------------------- ---------------------------


IN THE SECTION ENTITLED  "MANAGEMENT FEE", PLEASE ADD THE FOLLOWING FUNDS TO THE
CHART:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Ivy Asset Strategy Fund                           $0 to $500 million                                       .90%
                                                      Over $500 million                                        .85%
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Mellon Capital Management Global Alpha Fund       $0 to $500 million                                      1.00%
                                                      Over $500 million                                        .90%
----------------------------------------------------- ---------------------------------- ---------------------------


IN THE SECTION ENTITLED "ADMINISTRATIVE FEE", PLEASE DELETE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Credit Suisse Commodity Securities Fund                                    All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------

IN THE SECTION ENTITLED "ADMINISTRATIVE FEE", PLEASE DELETE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/T. Rowe Price Short-Term Bond Fund                                         All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------


IN THE SECTION ENTITLED "ADMINISTRATIVE FEE" PLEASE ADD THE FOLLOWING FUNDS TO THE CHART:

----------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Ivy Asset Strategy Fund                                                    All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Mellon Capital Management Global Alpha Fund                                All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------


IN THE SECTION ENTITLED "FINANCIAL HIGHLIGHTS", DELETE THE PARAGRAPHS AND THE FINANCIAL HIGHLIGHTS TABLE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The following table provides selected per share data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2009 (semi-annual report) has not been audited.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM INTERNATIONAL GROWTH FUND

Class B
     06/30/2009              7.04             -           1.00           1.00             -                  -           8.04
     12/31/2008             15.99          0.29          (6.79)         (6.50)        (0.06)             (2.39)          7.04
     12/31/2007             14.82          0.33           1.14           1.47         (0.30)                 -          15.99
     12/31/2006             12.08          0.13           2.64           2.77         (0.03)                 -          14.82
     12/31/2005             11.06          0.16           1.05           1.21         (0.19)                 -          12.08
 03/05(A)-12/31/2004        10.11          0.09           0.99           1.08         (0.13)                 -          11.06
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class B
     06/30/2009              8.72          0.03           0.35           0.38             -                  -          9.10
     12/31/2008             15.02          0.06          (5.73)         (5.67)        (0.04)             (0.59)         8.72
     12/31/2007             13.55          0.05           2.11           2.16         (0.03)             (0.66)        15.02
     12/31/2006             12.55          0.04           0.97           1.01         (0.01)                 -         13.55
     12/31/2005             11.69          0.02           0.84           0.86             -                  -         12.55
 03/05(A)-12/31/2004        10.99          0.02           0.68           0.70             -                  -         11.69
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM GLOBAL REAL ESTATE FUND

Class B
     06/30/2009              5.82          0.12           0.11           0.23             -                  -          6.05
     12/31/2008             12.52          0.33          (5.00)         (4.67)        (0.26)             (1.77)         5.82
     12/31/2007             15.83          0.24          (2.60)         (2.36)        (0.14)             (0.81)        12.52
     12/31/2006             11.72          0.44           3.85           4.29         (0.07)             (0.11)        15.83
 05/02(A)-12/31/2005        10.00          0.23           1.49           1.72             -                  -         11.72
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM INTERNATIONAL GROWTH FUND

Class B
     06/30/2009               14.20 (S)          241          23          0.85         (0.11)            n/a            n/a
     12/31/2008              (40.85)           9,418          53          0.83          2.27             n/a            n/a
     12/31/2007                9.96           15,987         105          0.83          2.08             n/a            n/a
     12/31/2006               22.97           14,618          12          0.85          0.88             n/a            n/a
     12/31/2005               10.94              134          71          0.87          1.46             n/a            n/a
 03/05(A)-12/31/2004          10.72                1          75          0.92          1.30            0.94           1.28
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class B
     06/30/2009                4.36              455          32          0.78          0.72             n/a            n/a
     12/31/2008              (37.55)             404          56          0.77          0.52             n/a            n/a
     12/31/2007               16.05              436          71          0.80          0.36             n/a            n/a
     12/31/2006                8.07              344          90          0.80          0.32             n/a            n/a
     12/31/2005                7.39              236         101          0.81          0.23             n/a            n/a
 03/05(A)-12/31/2004           6.37               24          96          0.86          0.55            0.90           0.52
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM GLOBAL REAL ESTATE FUND

Class B
     06/30/2009                3.95              337          37          0.87          4.62             n/a            n/a
     12/31/2008              (35.61)             294         117          0.83          2.93             n/a            n/a
     12/31/2007              (14.82)             368          76          0.82          1.55             n/a            n/a
     12/31/2006               36.59              378          37          0.82          3.13             n/a            n/a
 05/02(A)-12/31/2005          17.20              146          36          0.85          3.57             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class B
     06/30/2009              7.60             -           0.97           0.97             -                  -          8.57
     12/31/2008             14.95         (0.01)         (6.01)         (6.02)            -              (1.33)         7.60
     12/31/2007             14.36         (0.07)          1.72           1.65             -              (1.06)        14.95
     12/31/2006             13.57         (0.08)          2.08           2.00             -              (1.21)        14.36
     12/31/2005             12.48         (0.04)          1.13           1.09             -                  -         13.57
 03/05(A)-12/31/2004        12.21         (0.02)          0.29           0.27             -                  -         12.48
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND

Class B
     06/30/2009              7.50          0.10           0.33           0.43             -                  -          7.93
     12/31/2008             12.17          0.30          (3.78)         (3.48)        (0.13)             (1.06)         7.50
     12/31/2007             12.07          0.23           0.74           0.97         (0.12)             (0.75)        12.17
     12/31/2006             11.14          0.20           1.03           1.23         (0.10)             (0.20)        12.07
     12/31/2005             10.10          0.14           0.90           1.04             -                  -         11.14
 03/05(A)-12/31/2004         9.52          0.06           0.58           0.64         (0.06)                 -         10.10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND

Class B
     06/30/2009             15.41          0.18           1.99           2.17             -                  -         17.58
     12/31/2008             26.75          0.44         (11.78)        (11.34)            -                  -         15.41
     12/31/2007             22.39          0.01           4.65           4.66         (0.30)                 -         26.75
     12/31/2006             19.76          0.10           2.58           2.68         (0.05)                 -         22.39
     12/31/2005             19.45          0.12           0.29           0.41         (0.10)                 -         19.76
 03/05(A)-12/31/2004        18.37          0.11           0.97           1.08             -                  -         19.45
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND

Class B
     06/30/2009              4.55          0.05           1.09           1.14             -                  -          5.69
     12/31/2008              9.88          0.14          (5.46)         (5.32)        (0.01)                 -          4.55
12/03(A) - 12/31/2007       10.00          0.00          (0.12)         (0.12)            -                  -          9.88
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class B
     06/30/2009                 12.76              128          12          0.96         (0.07)            n/a            n/a
     12/31/2008                (39.58)             103          42          0.96         (0.10)            n/a            n/a
     12/31/2007                 11.58              111          37          0.95         (0.47)            n/a            n/a
     12/31/2006                 14.74              215          54          0.96         (0.58)            n/a            n/a
     12/31/2005                  8.73              158          65          0.95         (0.46)            n/a            n/a
 03/05(A)-12/31/2004             2.21                7          93          0.96         (0.68)           0.98          (0.70)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND

    Class B
     06/30/2009                  5.73              224          44          0.81          2.72             n/a            n/a
     12/31/2008                (28.22)             189          70          0.81          2.74             n/a            n/a
     12/31/2007                  8.24              290         155          0.78          1.78             n/a            n/a
     12/31/2006                 10.98              166          62          0.82          1.75             n/a            n/a
     12/31/2005                 10.31              131          83          0.81          1.42             n/a            n/a
 03/05(A)-12/31/2004             6.78                2         164          0.77          1.38            0.78           1.37
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND

Class B
     06/30/2009                 14.08 (T)          232          52          0.90          2.41             n/a            n/a
     12/31/2008                (42.39)             161          96          0.89          2.05             n/a            n/a
     12/31/2007                 20.87              133         195          0.90          0.05             n/a            n/a
     12/31/2006                 13.57              204         116          0.90          0.49             n/a            n/a
     12/31/2005                  2.12              122         264          0.89          0.51             n/a            n/a
 03/05(A)-12/31/2004             5.88                1         296          0.84          1.02            0.94           0.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND

Class B
     06/30/2009                 25.05              113          20          1.11          1.98             n/a            n/a
     12/31/2008                (53.84)              80          53          1.11          2.01             n/a            n/a
12/03(A) - 12/31/2007           (1.20)             108           2          1.11          0.43             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND

Class B
     06/30/2009             14.11          0.11           1.59           1.70             -                  -         15.81
     12/31/2008             23.88          0.09          (9.84)         (9.75)        (0.02)                 -         14.11
     12/31/2007             21.72          0.04           2.12           2.16             -                  -         23.88
     12/31/2006             20.71          0.02           0.99           1.01             -                  -         21.72
     12/31/2005             19.75         (0.01)          0.97           0.96             -                  -         20.71
 03/05(A)-12/31/2004        18.67          0.04           1.04           1.08             -                  -         19.75
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND

Class B
     06/30/2009              6.33          0.08           1.15           1.23             -                  -          7.56
     12/31/2008             13.93          0.21          (7.36)         (7.15)        (0.02)             (0.43)         6.33
 01/16(A) - 12/31/2007      10.00          0.12           3.81           3.93             -                  -         13.93
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND

Class B
     06/30/2009              6.14          0.04           0.15           0.19             -                  -          6.33
     12/31/2008             10.87          0.11          (4.23)         (4.12)            -              (0.61)         6.14
 01/16(A) - 12/31/2007      10.00          0.00           0.87           0.87             -                  -         10.87
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class B
     06/30/2009              5.16          0.04           0.66           0.70             -                  -          5.86
     12/31/2008             14.93          0.19          (6.09)         (5.90)        (0.40)             (3.47)         5.16
     12/31/2007             17.35          0.25          (0.12)          0.13         (0.13)             (2.42)        14.93
     12/31/2006             15.42          0.19           1.74           1.93          0.00 (F)              -         17.35
     12/31/2005             15.02          0.17           0.36           0.53         (0.13)                 -         15.42
 03/05(A)-12/31/2004        14.68          0.07           0.34           0.41         (0.07)                 -         15.02
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND

Class B
     06/30/2009                12.05              209          26          0.79          1.49             n/a            n/a
     12/31/2008               (40.81)             157          47          0.79          0.47             n/a            n/a
     12/31/2007                 9.94              210         190          0.80          0.19             n/a            n/a
     12/31/2006                 4.88              173          89          0.80          0.12             n/a            n/a
     12/31/2005                 4.86              140          77          0.79          0.02             n/a            n/a
 03/05(A)-12/31/2004            5.78                2         154          0.76          0.40            0.77           0.39
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND

Class B
     06/30/2009                19.43              290          77          0.85          2.45             n/a            n/a
     12/31/2008               (51.18)             270          71          0.84          1.94             n/a            n/a
 01/16(A) - 12/31/2007         39.30              302          51          0.85          0.96             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND

Class B
     06/30/2009                 3.09              104         315          1.39 (G)      1.27             n/a            n/a
     12/31/2008               (37.51)              93         455          1.39 (G)      1.22             n/a            n/a
 01/16(A) - 12/31/2007          8.70              117         240          2.07 (G)     (0.01)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class B
     06/30/2009                13.57              163          20          0.76          1.38             n/a            n/a
     12/31/2008               (38.93)             138          57          0.76          1.55             n/a            n/a
     12/31/2007                 0.84              220          43          0.74          1.41             n/a            n/a
     12/31/2006                12.53              175         109          0.76          1.16             n/a            n/a
     12/31/2005                 3.56              140         106          0.76          0.97             n/a            n/a
 03/05(A)-12/31/2004            2.81               20         101          0.76          1.33            0.80           1.29
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class B
     06/30/2009             12.08             -           1.06           1.06             -                  -         13.14
     12/31/2008             20.96         (0.01)         (8.02)         (8.03)            -              (0.85)        12.08
     12/31/2007             22.36         (0.06)          2.66           2.60             -              (4.00)        20.96
     12/31/2006             20.22         (0.10)          4.20           4.10             -              (1.96)        22.36
     12/31/2005             20.02         (0.11)          0.66           0.55             -              (0.35)        20.22
 03/05(A)-12/31/2004        18.33         (0.04)          1.73           1.69             -                  -         20.02
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND

Class B
     06/30/2009              5.93          0.09           0.31           0.40             -                  -          6.33
     12/31/2008              9.97          0.20          (4.24)         (4.04)         0.00 (F)           0.00 (F)      5.93
 01/16(A) - 12/31/2007      10.00          0.16          (0.08)          0.08         (0.10)             (0.01)         9.97
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class B
     06/30/2009              7.16          0.29           0.62           0.91             -                  -          8.07
     12/31/2008             10.17          0.66          (3.66)         (3.00)        (0.01)                 -          7.16
     12/31/2007             10.63          0.59          (0.38)          0.21         (0.65)             (0.02)        10.17
 05/01(A)-12/31/2006        10.00          0.35           0.65           1.00         (0.35)             (0.02)        10.63
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND

Class B
     06/30/2009              6.22          0.07           0.22           0.29             -                  -          6.51
     12/31/2008             10.03          0.17          (3.96)         (3.79)            -              (0.02)         6.22
 01/16(A) - 12/31/2007      10.00          0.13          (0.10)          0.03             -                  -         10.03
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class B
     06/30/2009                 8.77              211          51          0.84          0.07             n/a            n/a
     12/31/2008               (38.20)             183          69          0.83         (0.03)            n/a            n/a
     12/31/2007                12.32              217          81          0.83         (0.24)            n/a            n/a
     12/31/2006                20.34              245          68          0.85         (0.46)            n/a            n/a
     12/31/2005                 2.71              145          57          0.85         (0.51)            n/a            n/a
 03/05(A)-12/31/2004            9.22                7          53          0.84         (0.53)           0.86          (0.55)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND

Class B
     06/30/2009                 6.75              169           3          0.91          3.15             n/a            n/a
     12/31/2008               (40.50)             153          11          0.91          2.48             n/a            n/a
 01/16(A) - 12/31/2007          0.82              211           3          0.90          1.58             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class B
     06/30/2009                12.71              244          26          0.82          7.92             n/a            n/a
     12/31/2008               (29.51)             228          56          0.80          7.39             n/a            n/a
     12/31/2007                 1.96              170          21 (H)      0.83          5.37             n/a            n/a
 05/01(A)-12/31/2006           10.01              114          43          0.90          5.06             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND

Class B
     06/30/2009                 4.66              156          27          0.96 (I)      2.33             n/a            n/a
     12/31/2008               (37.76)             170          49          0.88 (I)      2.13             n/a            n/a
 01/16(A) - 12/31/2007          0.30              210          33          0.86 (I)      1.29             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class B
     06/30/2009              6.53          0.05           0.34           0.39             -                  -          6.92
     12/31/2008             11.35          0.13          (3.97)         (3.84)        (0.12)             (0.86)         6.53
     12/31/2007             12.89          0.13          (0.89)         (0.76)        (0.18)             (0.60)        11.35
     12/31/2006             11.04          0.11           1.87           1.98         (0.02)             (0.11)        12.89
 05/02(A)-12/31/2005        10.00          0.03           1.01           1.04             -                  -         11.04
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND

Class B
     06/30/2009             10.83          0.26           0.44           0.70             -                  -         11.53
     12/31/2008             12.13          0.58          (1.19)         (0.61)        (0.50)             (0.19)        10.83
     12/31/2007             12.05          0.61           0.25           0.86         (0.78)                 -         12.13
     12/31/2006             11.49          0.58          (0.01)          0.57         (0.01)                 -         12.05
     12/31/2005             11.84          0.48          (0.14)          0.34         (0.48)             (0.21)        11.49
 03/05(A)-12/31/2004        11.60          0.20           0.41           0.61         (0.18)             (0.19)        11.84
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Class B
     06/30/2009              9.67          0.25           1.02           1.27             -                  -         10.94
 10/06(A)-12/31/2008        10.00          0.09          (0.42)         (0.33)            -                  -          9.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class B
     06/30/2009              6.50          0.06           0.29           0.35             -                  -          6.85
     12/31/2008             12.83          0.12          (4.85)         (4.73)        (0.13)             (1.47)         6.50
     12/31/2007             12.99          0.16           0.22           0.38         (0.12)             (0.42)        12.83
     12/31/2006             11.40          0.13           1.70           1.83         (0.06)             (0.18)        12.99
 05/02(A)-12/31/2005        10.00          0.07           1.33           1.40             -                  -         11.40
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class B
     06/30/2009                5.97              170           1          0.96          1.51             n/a            n/a
     12/31/2008              (33.06)             139          14          0.96          1.33             n/a            n/a
     12/31/2007               (5.89)             123          26          0.96          0.96             n/a            n/a
     12/31/2006               17.93              239           6          0.95          0.88             n/a            n/a
 05/02(A)-12/31/2005          10.40              139           5          0.96          0.57             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND

Class B
     06/30/2009                6.46              211         548          0.70          4.77             n/a            n/a
     12/31/2008               (4.94)             197         462          0.70          4.95             n/a            n/a
     12/31/2007                7.18              171         186 (I)      0.71          4.99             n/a            n/a
     12/31/2006                4.94              259         113 (I)      0.72          5.01             n/a            n/a
     12/31/2005                2.87              171          97 (I)      0.73          4.64             n/a            n/a
 03/05(A)-12/31/2004           5.20                8          74 (I)      0.72          4.87             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Class B
     06/30/2009               13.13              142          75          0.91          5.03             n/a            n/a
 10/06(A)-12/31/2008          (3.30)              97          44          0.91          4.06             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class B
     06/30/2009                5.38            5,144          57          0.84          1.79             n/a            n/a
     12/31/2008              (36.03)             244          98          0.84          1.11             n/a            n/a
     12/31/2007                2.97              210         117          0.83          1.16             n/a            n/a
     12/31/2006               16.06              206          47          0.85          1.09             n/a            n/a
 05/02(A)-12/31/2005          14.00              151          34          0.86          1.22             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class B
     06/30/2009              9.41          0.16           0.24           0.40             -                  -          9.81
     12/31/2008             10.53          0.42          (1.03)         (0.61)        (0.47)             (0.04)         9.41
     12/31/2007             10.33          0.50           0.01           0.51         (0.31)                 -         10.53
 05/01(A)-12/31/2006        10.00          0.32           0.01           0.33             -                  -         10.33
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class B
     06/30/2009              5.82          0.13           0.21           0.34             -                  -          6.16
     12/31/2008             14.57          0.39          (6.95)         (6.56)        (0.28)             (1.91)         5.82
     12/31/2007             14.23          0.31           1.38           1.69         (0.22)             (1.13)        14.57
     12/31/2006             11.07          0.28           3.29           3.57         (0.08)             (0.33)        14.23
     12/31/2005              9.37          0.15           1.62           1.77         (0.01)             (0.06)        11.07
 03/05(A)-12/31/2004         8.17          0.03           1.18           1.21         (0.01)                 -          9.37
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND

Class B
     06/30/2009             11.26             -           1.56           1.56             -                  -         12.82
     12/31/2008             20.22         (0.01)         (8.95)         (8.96)            -                  -         11.26
     12/31/2007             18.70          0.01           1.51           1.52             -                  -         20.22
     12/31/2006             16.65          0.02           2.03           2.05             -                  -         18.70
     12/31/2005             15.70          0.01           0.99           1.00         (0.05)                 -         16.65
 03/05(A)-12/31/2004        13.97          0.05           1.68           1.73             -                  -         15.70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND

Class B
     06/30/2009             12.71          0.18              -           0.18             -                  -         12.89
     12/31/2008             12.16          0.51           0.30           0.81         (0.26)                 -         12.71
     12/31/2007             11.89          0.57           0.22           0.79         (0.52)                 -         12.16
     12/31/2006             11.50          0.50          (0.11)          0.39             -                  -         11.89
     12/31/2005             11.71          0.44          (0.14)          0.30         (0.41)             (0.10)        11.50
 03/05(A)-12/31/2004        11.75          0.16           0.02           0.18         (0.15)             (0.07)        11.71
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class B
     06/30/2009               4.25               84          89          0.55          3.30             n/a            n/a
     12/31/2008              (5.66)              50         134          0.54          4.05             n/a            n/a
     12/31/2007               4.95              118          73 (K)      0.55          4.74             n/a            n/a
 05/01(A)-12/31/2006          3.30              103         109 (K)      0.54          4.72             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class B
     06/30/2009               5.84              466          44          0.84          4.66             n/a            n/a
     12/31/2008             (44.44)             458          90          0.81          3.55             n/a            n/a
     12/31/2007              12.23              467          98          0.81          2.01             n/a            n/a
     12/31/2006              32.27              390          83          0.84          2.14             n/a            n/a
     12/31/2005              18.90              165          72          0.87          1.84             n/a            n/a
 03/05(A)-12/31/2004         14.85                5          90          0.93          1.36             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND

Class B
     06/30/2009              13.85              183          52          0.81          0.01             n/a            n/a
     12/31/2008             (44.31)             158         105          0.82         (0.08)            n/a            n/a
     12/31/2007               8.13              234         184          0.81          0.03             n/a            n/a
     12/31/2006              12.31              163         151          0.81          0.14             n/a            n/a
     12/31/2005               6.34              128         149          0.80          0.10             n/a            n/a
 03/05(A)-12/31/2004         12.38                3         232          0.78          0.97            0.80           0.95
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND

Class B
     06/30/2009               1.42              417          10          0.53          2.91             n/a            n/a
     12/31/2008               6.73              897          14          0.56          4.11             n/a            n/a
     12/31/2007               6.64              138          57 (L)      0.58          4.71             n/a            n/a
     12/31/2006               3.39              140         114 (L)      0.59          4.36             n/a            n/a
     12/31/2005               2.53              121          39 (L)      0.59          3.96             n/a            n/a
 03/05(A)-12/31/2004          1.54               13          65 (L)      0.61          4.22             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

Class B
     06/30/2009              5.89          0.11           1.81           1.92             -                  -          7.81
     12/31/2008             14.49          0.37          (7.63)         (7.26)        (0.09)             (1.25)         5.89
     12/31/2007             11.00          0.21           3.32           3.53         (0.04)                 -         14.49
 05/01(A)-12/31/2006        10.00          0.11           0.89           1.00             -                  -         11.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP EQUITY FUND

Class B
     06/30/2009              6.90          0.02           0.68           0.70             -                  -          7.60
     12/31/2008             11.62          0.17          (4.69)         (4.52)        (0.15)             (0.05)         6.90
     12/31/2007             14.23          0.14          (0.51)         (0.37)        (0.10)             (2.14)        11.62
     12/31/2006             13.61          0.10           1.90           2.00         (0.03)             (1.35)        14.23
     12/31/2005             14.70          0.10           1.24           1.34         (0.06)             (2.37)        13.61
 03/05(A)-12/31/2004        14.28          0.02           2.13           2.15         (0.02)             (1.71)        14.70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND

Class B
     06/30/2009              8.43          0.07           1.07           1.14             -                  -          9.57
 10/06(A)-12/31/2008        10.00             -          (1.57)         (1.57)            -                  -          8.43
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND

Class B
     06/30/2009              8.35          0.09           0.85           0.94             -                  -          9.29
 10/06(A)-12/31/2008        10.00          0.02          (1.66)         (1.64)        (0.01)                 -          8.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL/LAZARD EMERGING MARKETS FUND

Class B
     06/30/2009             32.60              386          28          1.10          3.55             n/a            n/a
     12/31/2008            (49.94)             236          64          1.08          3.28             n/a            n/a
     12/31/2007             32.12              347          53          1.09          1.63             n/a            n/a
 05/01(A)-12/31/2006        10.00              150          28          1.16          1.69             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP EQUITY FUND

Class B
     06/30/2009             10.14              162          34          0.83          0.47             n/a            n/a
     12/31/2008            (38.88)           2,108          81          0.82          1.70             n/a            n/a
     12/31/2007             (2.44)           3,683          84          0.82          0.92             n/a            n/a
     12/31/2006             14.77            3,093          70          0.83          0.68             n/a            n/a
     12/31/2005              8.99              253          85          0.83          0.69             n/a            n/a
 03/05(A)-12/31/2004        15.20               29         101          0.88          0.45            0.93           0.40
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND

Class B
     06/30/2009             13.52               96          36          1.01          1.77             n/a            n/a
 10/06(A)-12/31/2008       (15.70)              84          10          1.04          0.17             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND

Class B
     06/30/2009             11.26               93          19          1.01          2.23             n/a            n/a
 10/06(A)-12/31/2008       (16.40)              84          34          1.03          1.03             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND

Class B
     06/30/2009              8.59          0.25           0.36           0.61             -                  -          9.20
 10/06(A)-12/31/2008        10.00          0.05          (1.42)         (1.37)        (0.04)                 -          8.59
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND

Class B
     06/30/2009              9.60          0.15           0.74           0.89             -                  -         10.49
 10/06(A)-12/31/2008        10.00          0.02          (0.42)         (0.40)            -                  -          9.60
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class B
     06/30/2009              7.66          0.08           0.16           0.24             -                  -          7.90
     12/31/2008             12.57          0.21          (4.93)         (4.72)        (0.19)                 -          7.66
     12/31/2007             12.27          0.21           0.41           0.62         (0.20)             (0.12)        12.57
     12/31/2006             10.76          0.21           1.44           1.65         (0.06)             (0.08)        12.27
     12/31/2005             10.72          0.15           0.34           0.49         (0.12)             (0.33)        10.76
 03/05(A)-12/31/2004        10.25          0.09           0.52           0.61         (0.09)             (0.05)        10.72
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class B
     06/30/2009              8.26          0.07           0.68           0.75             -                  -          9.01
     12/31/2008             14.95          0.20          (5.83)         (5.63)        (0.16)             (0.90)         8.26
     12/31/2007             15.07          0.21           0.94           1.15         (0.04)             (1.23)        14.95
     12/31/2006             14.22          0.19           1.22           1.41         (0.06)             (0.50)        15.07
     12/31/2005             13.27          0.11           1.51           1.62         (0.10)             (0.57)        14.22
 03/05(A)-12/31/2004        12.28          0.05           0.98           1.03         (0.04)                 -         13.27
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class B
     06/30/2009              8.05          0.06           0.16           0.22             -                  -          8.27
     12/31/2008             13.66          0.14          (4.92)         (4.78)        (0.18)             (0.65)         8.05
     12/31/2007             14.86          0.21          (0.50)         (0.29)        (0.02)             (0.89)        13.66
     12/31/2006             13.42          0.20           2.16           2.36         (0.05)             (0.87)        14.86
     12/31/2005             13.39          0.10           0.49           0.59         (0.09)             (0.47)        13.42
 03/05(A)-12/31/2004        12.33          0.06           1.08           1.14         (0.05)             (0.03)        13.39
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND

Class B
     06/30/2009              7.10               93          11          0.58          6.30             n/a            n/a
 10/06(A)-12/31/2008        13.71               86           -          0.64          2.45             n/a            n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND

Class B
     06/30/2009              9.27              109          10          0.58          3.46             n/a            n/a
 10/06(A)-12/31/2008        (4.00)              98           -          0.62          0.99             n/a            n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class B
     06/30/2009              3.13            9,383           2          0.41          2.35             n/a            n/a
     12/31/2008            (37.57)           8,916           7          0.40          2.01             n/a            n/a
     12/31/2007              5.14           10,797           3          0.39          1.65             n/a            n/a
     12/31/2006             15.29            9,547           1          0.40          1.74             n/a            n/a
     12/31/2005              4.54              537          14          0.41          1.50             n/a            n/a
 03/05(A)-12/31/2004         5.91              239           7          0.40          2.07             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class B
     06/30/2009              9.08            3,719           8          0.42          1.79             n/a            n/a
     12/31/2008            (37.51)           2,613          30          0.41          1.55             n/a            n/a
     12/31/2007              7.69            3,470          25          0.40          1.27             n/a            n/a
     12/31/2006              9.91            2,804          10          0.41          1.26             n/a            n/a
     12/31/2005             12.14              245          15          0.41          1.02             n/a            n/a
 03/05(A)-12/31/2004         8.42               90          14          0.40          0.84             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class B
     06/30/2009              2.73            3,214          16          0.41          1.59             n/a            n/a
     12/31/2008            (34.83)           2,299          29          0.41          1.17             n/a            n/a
     12/31/2007             (1.84)           2,771          21          0.40          1.41             n/a            n/a
     12/31/2006             17.66            2,714          17          0.40          1.33             n/a            n/a
     12/31/2005              4.38              248          16          0.40          1.04             n/a            n/a
 03/05(A)-12/31/2004         9.24               85          18          0.40          1.25             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class B
     06/30/2009              9.68          0.21           0.39           0.60             -                  -         10.28
     12/31/2008             18.04          0.52          (8.24)         (7.72)        (0.33)             (0.31)         9.68
     12/31/2007             16.88          0.44           1.32           1.76         (0.37)             (0.23)        18.04
     12/31/2006             13.60          0.22           3.30           3.52         (0.09)             (0.15)        16.88
     12/31/2005             13.66          0.31           1.53           1.84         (0.27)             (1.63)        13.60
 03/05(A)-12/31/2004        12.05          0.05           1.62           1.67         (0.06)                 -         13.66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class B
     06/30/2009             11.36          0.25          (0.02)          0.23             -                  -         11.59
     12/31/2008             11.44          0.56          (0.11)          0.45         (0.53)                 -         11.36
     12/31/2007             11.05          0.55           0.19           0.74         (0.35)                 -         11.44
     12/31/2006             10.70          0.50          (0.09)          0.41         (0.06)                 -         11.05
     12/31/2005             10.76          0.20           0.02           0.22         (0.22)             (0.06)        10.70
 03/05(A)-12/31/2004        10.73          0.12           0.02           0.14         (0.11)                 -         10.76
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class B
     06/30/2009              7.07          0.09           0.77           0.86             -                  -          7.93
     12/31/2008             15.11          0.22          (6.46)         (6.24)        (0.21)             (1.59)         7.07
     12/31/2007             15.35          0.17           0.81           0.98         (0.12)             (1.10)        15.11
     12/31/2006             13.57          0.11           2.22           2.33         (0.05)             (0.50)        15.35
     12/31/2005             11.93          0.11           1.56           1.67         (0.03)                 -         13.57
 03/05(A)-12/31/2004        10.71          0.03           1.21           1.24         (0.02)                 -         11.93
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class B
     06/30/2009               6.20           13,754           2          0.46          4.75             n/a            n/a
     12/31/2008             (42.82)           6,256          15          0.45          3.55             n/a            n/a
     12/31/2007              10.56           10,527           5          0.45          2.43             n/a            n/a
     12/31/2006              25.93            5,982           2          0.47          1.40             n/a            n/a
     12/31/2005              13.46              374          43          0.46          2.28             n/a            n/a
 03/05(A)-12/31/2004         13.85               50           3          0.46          1.19             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class B
     06/30/2009               2.02            2,128          37 (M)      0.41          4.43             n/a            n/a
     12/31/2008               3.98            1,596          51 (M)      0.41          4.81             n/a            n/a
     12/31/2007               6.68              906          45 (M)      0.41          4.88             n/a            n/a
     12/31/2006               3.85              692          65 (M)      0.41          4.65             n/a            n/a
     12/31/2005               2.04              147         361          0.41          3.66             n/a            n/a
 03/05(A)-12/31/2004          1.35               17         215          0.41          3.38             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class B
     06/30/2009              12.16              392          13          0.86          2.54             n/a            n/a
     12/31/2008             (40.69)             340          22          0.86          1.82             n/a            n/a
     12/31/2007               6.56              397          31          0.85          1.02             n/a            n/a
     12/31/2006              17.21              386          30          0.86          0.72             n/a            n/a
     12/31/2005              13.98              204          27          0.86          0.94             n/a            n/a
 03/05(A)-12/31/2004         11.60               24          18          0.86          0.59             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND

Class B
     06/30/2009              4.80          0.05           1.85           1.90             -                  -          6.70
     12/31/2008              9.80          0.13          (5.02)         (4.89)        (0.11)                 -          4.80
 12/03(A) - 12/31/2007      10.00          0.00          (0.20)         (0.20)            -                  -          9.80
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM CHINA-INDIA FUND

Class B
     06/30/2009              4.24          0.06           1.96           2.02             -                  -          6.26
     12/31/2008              9.98          0.03          (5.77)         (5.74)            -                  -          4.24
 12/03(A) - 12/31/2007      10.00         (0.01)         (0.01)         (0.02)            -                  -          9.98
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND

Class B
     06/30/2009             10.13          0.15           0.74           0.89             -                  -         11.02
     12/31/2008             11.11          0.41          (0.82)         (0.41)        (0.17)             (0.40)        10.13
 01/16(A) - 12/31/2007      10.00          0.32           0.79           1.11             -                  -         11.11
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class B
     06/30/2009             11.67          0.30           0.62           0.92             -                  -         12.59
     12/31/2008             12.64          0.56          (0.51)          0.05         (0.55)             (0.47)        11.67
     12/31/2007             12.22          0.59           0.45           1.04         (0.60)             (0.02)        12.64
     12/31/2006             11.91          0.55          (0.13)          0.42         (0.11)              0.00 (F)     12.22
     12/31/2005             12.15          0.29           0.02           0.31         (0.33)             (0.22)        11.91
 03/05(A)-12/31/2004        12.02          0.08           0.22           0.30         (0.04)             (0.13)        12.15
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND

Class B
     06/30/2009                39.58              104          24          1.07          1.90             n/a            n/a
     12/31/2008               (49.92)              57         132          1.09          1.73             n/a            n/a
 12/03(A) - 12/31/2007         (2.00)              98           -          1.10         (0.47)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM CHINA-INDIA FUND

Class B
     06/30/2009                47.64              168          39          1.12          2.32             n/a            n/a
     12/31/2008               (57.52)              68         188          1.21          0.52             n/a            n/a
 12/03(A) - 12/31/2007         (0.20)             100           -          1.20         (0.74)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND

Class B
     06/30/2009                 8.79              375         613          0.61          2.98             n/a            n/a
     12/31/2008                (3.57)             350        2289          0.61          3.63             n/a            n/a
 01/16(A) - 12/31/2007         11.10              126        1215 (N)      0.60          3.20             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class B
     06/30/2009                 7.88           12,168         427          0.61          4.99             n/a            n/a
     12/31/2008                 0.57            9,891         660          0.61          4.40             n/a            n/a
     12/31/2007                 8.53            8,145         119 (O)      0.61          4.74             n/a            n/a
     12/31/2006                 3.57            6,953          63 (O)      0.60          4.51             n/a            n/a
     12/31/2005                 2.52              174         183 (O)      0.60          3.36             n/a            n/a
 03/05(A)-12/31/2004            2.46               30         163 (O)      0.61          3.09             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND

Class B
     06/30/2009              4.86          0.27           0.79           1.06             -                  -          5.92
     12/31/2008              8.02          0.65          (3.17)         (2.52)        (0.64)                 -          4.86
     12/31/2007              8.81          0.72          (0.79)         (0.07)        (0.72)                 -          8.02
     12/31/2006              8.12          0.66           0.21           0.87         (0.18)                 -          8.81
     12/31/2005              8.66          0.64          (0.48)          0.16         (0.62)             (0.08)         8.12
 03/05(A)-12/31/2004         8.15          0.14           0.41           0.55         (0.04)                 -          8.66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MID CAP VALUE FUND

Class B
     06/30/2009              5.61          0.04           0.47           0.51             -                  -          6.12
 03/31(a)-12/31/2008        10.00          0.08          (4.38)         (4.30)        (0.09)                 -          5.61
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND

Class B
     06/30/2009              6.27          0.03           0.20           0.23             -                  -          6.50
 03/31(a)-12/31/2008        10.00          0.07          (3.75)         (3.68)        (0.05)                 -          6.27
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND

Class B
     06/30/2009              7.62          0.09           0.58           0.67             -                  -          8.29
     12/31/2008             19.30          0.37          (9.61)         (9.24)        (0.44)             (2.00)         7.62
     12/31/2007             20.60          0.37          (1.48)         (1.11)        (0.19)                 -         19.30
     12/31/2006             18.20          0.22           2.18           2.40          0.00 (F)              -         20.60
     12/31/2005             17.48          0.28           0.62           0.90         (0.18)                 -         18.20
 03/05(A)-12/31/2004        16.82          0.21           0.66           0.87         (0.21)                 -         17.48
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND

Class B
     06/30/2009              5.91          0.08           0.67           0.75             -                  -          6.66
 10/06(A)-12/31/2008        10.00          0.03          (4.08)         (4.05)        (0.04)(R)              -          5.91
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND

Class B
     06/30/2009                21.81            5,005          20          0.59         10.28             n/a            n/a
     12/31/2008               (30.65)           3,280          78          0.59          9.09             n/a            n/a
     12/31/2007                (0.79)           3,999          95          0.58          8.12             n/a            n/a
     12/31/2006                10.72            4,443          62          0.59          7.60             n/a            n/a
     12/31/2005                 1.89              214          33          0.60          7.60             n/a            n/a
 03/05(A)-12/31/2004            6.84               13         149          0.63          7.20             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MID CAP VALUE FUND

Class B
     06/30/2009                 9.09               64         66%          0.86          1.41             n/a            n/a
 03/31(a)-12/31/2008          (42.94)              58         154          0.86          1.28             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND

Class B
     06/30/2009                 3.67            2,441          88          0.86          0.94             n/a            n/a
 03/31(a)-12/31/2008          (36.75)              87          66          0.86          1.15             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND

Class B
     06/30/2009                 8.79              472          36          0.67          2.33             n/a            n/a
     12/31/2008               (47.07)              76          96          0.66          2.53             n/a            n/a
     12/31/2007                (5.36)             132          86          0.66          1.75             n/a            n/a
     12/31/2006                13.21              129         145          0.77          1.14             n/a            n/a
     12/31/2005                 5.18              107          79          0.76          1.18             n/a            n/a
 03/05(A)-12/31/2004            5.17                1          46          0.75          1.58            0.79           1.54
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND

Class B
     06/30/2009                12.69               88          23          1.00          2.83             n/a            n/a
 10/06(A)-12/31/2008          (40.54)              66           6          1.02          1.82             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P COMPETITIVE ADVANTAGE FUND

Class B
     06/30/2009              6.87          0.06           1.12           1.18             -                  -          8.05
     12/31/2008              9.92          0.15          (3.08)         (2.93)        (0.12)                 -          6.87
 12/03(A) - 12/31/2007      10.00          0.01          (0.08)         (0.07)        (0.01)                 -          9.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DIVIDEND INCOME & GROWTH FUND

Class B
     06/30/2009              7.03          0.13          (0.64)         (0.51)            -                  -          6.52
     12/31/2008              9.75          0.36          (2.88)         (2.52)        (0.20)              0.00 (F)      7.03
 12/03(A) - 12/31/2007      10.00          0.03          (0.26)         (0.23)        (0.02)                 -          9.75
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P INTRINSIC VALUE FUND

Class B
     06/30/2009              6.21          0.07           0.56           0.63             -                  -          6.84
     12/31/2008              9.91          0.14          (3.68)         (3.54)        (0.10)             (0.06)         6.21
 12/03(A) - 12/31/2007      10.00          0.02          (0.09)         (0.07)        (0.02)                 -          9.91
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P COMPETITIVE ADVANTAGE FUND

Class B
     06/30/2009              17.18               29           7          0.51          1.55             n/a            n/a
     12/31/2008             (29.59)              14          97          0.51          1.61             n/a            n/a
 12/03(A) - 12/31/2007       (0.67)              99           -          0.47          1.93             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DIVIDEND INCOME & GROWTH FUND

Class B
     06/30/2009              (7.25)             105           5          0.51          4.30             n/a            n/a
     12/31/2008             (25.79)             120          64          0.51          4.41             n/a            n/a
 12/03(A) - 12/31/2007       (2.28)              98           -          0.47          3.29             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P INTRINSIC VALUE FUND

Class B
     06/30/2009              10.14               29           5          0.51          2.21             n/a            n/a
     12/31/2008             (35.73)              35          98          0.51          1.55             n/a            n/a
 12/03(A) - 12/31/2007       (0.71)              99           -          0.48          2.37             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P TOTAL YIELD FUND

Class B
     06/30/2009              6.37          0.07           0.57           0.64             -                  -          7.01
     12/31/2008             10.07          0.20          (3.78)         (3.58)        (0.12)              0.00 (F)      6.37
 12/03(A) - 12/31/2007      10.00          0.01           0.07           0.08         (0.01)                 -         10.07
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class B
     06/30/2009             13.03          0.20           0.28           0.48             -                  -         13.51
     12/31/2008             17.84          0.52          (4.25)         (3.73)        (0.42)             (0.66)        13.03
     12/31/2007             17.39          0.52           0.81           1.33         (0.17)             (0.71)        17.84
     12/31/2006             15.64          0.45           1.72           2.17         (0.18)             (0.24)        17.39
     12/31/2005             16.98          0.37           0.58           0.95         (0.38)             (1.91)        15.64
 03/05(A)-12/31/2004        16.19          0.17           0.89           1.06         (0.17)             (0.10)        16.98
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class B
     06/30/2009              1.00             -              -              -             -                  -          1.00
     12/31/2008              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
     12/31/2007              1.00          0.05           0.00           0.05         (0.05)                 -          1.00
     12/31/2006              1.00          0.05           0.00           0.05         (0.05)                 -          1.00
     12/31/2005              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
 03/05(A)-12/31/2004         1.00          0.01           0.00           0.01         (0.01)                 -          1.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P TOTAL YIELD FUND

Class B
     06/30/2009              10.05              101          12          0.51          2.37             n/a            n/a
     12/31/2008             (35.58)              88         115          0.51          2.35             n/a            n/a
 12/03(A) - 12/31/2007        0.81              101           -          0.48          1.64             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class B                                                         (Q)
     06/30/2009               3.68              708          32 (Q)      0.59          3.14             n/a            n/a
     12/31/2008             (20.62)             662          60 (Q)      0.58          3.21             n/a            n/a
     12/31/2007               7.73              665          41 (Q)      0.58          2.83             n/a            n/a
     12/31/2006              13.89              276          46 (Q)      0.59          2.75             n/a            n/a
     12/31/2005               5.52              198          42 (Q)      0.59          2.42             n/a            n/a
 03/05(A)-12/31/2004          6.54               22         121          0.60          2.68             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class B
     06/30/2009               0.20            7,904         n/a          0.37          0.48            0.37           0.48
     12/31/2008               2.40 (Q)        7,220         n/a          0.37          2.32             n/a            n/a
     12/31/2007               4.97            4,617         n/a          0.38          4.84             n/a            n/a
     12/31/2006               4.70            2,955         n/a          0.39          4.80             n/a            n/a
     12/31/2005               2.91              469         n/a          0.40          2.88             n/a            n/a
 03/05(A)-12/31/2004          0.91               38         n/a          0.40          1.57             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class B
     06/30/2009             12.79          0.14           0.22           0.36             -                  -         13.15
     12/31/2008             19.57          0.36          (6.85)         (6.49)        (0.01)             (0.28)        12.79
     12/31/2007             19.66          0.33           1.25           1.58         (0.33)             (1.34)        19.57
     12/31/2006             16.91          0.34           3.22           3.56         (0.11)             (0.70)        19.66
     12/31/2005             16.68          0.21           1.20           1.41         (0.20)             (0.98)        16.91
 03/05(A)-12/31/2004        15.47          0.11           1.31           1.42         (0.11)             (0.10)        16.68
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND

Class B
     06/30/2009             12.83          0.03           1.98           2.01             -                  -         14.84
     12/31/2008             22.69          0.09          (9.79)         (9.70)        (0.02)             (0.14)        12.83
     12/31/2007             22.02          0.15           2.09           2.24         (0.12)             (1.45)        22.69
     12/31/2006             19.50          0.14           2.58           2.72         (0.03)             (0.17)        22.02
     12/31/2005             18.38          0.06           1.10           1.16         (0.04)                 -         19.50
 03/05(A)-12/31/2004        17.44          0.08           0.93           1.01         (0.07)                 -         18.38
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND

Class B
     06/30/2009             16.44          0.01           2.86           2.87             -                  -         19.31
     12/31/2008             30.71          0.01         (12.48)        (12.47)            -              (1.80)        16.44
     12/31/2007             29.28          0.06           5.01           5.07          0.00 (F)          (3.64)        30.71
     12/31/2006             29.76          0.03           2.05           2.08         (0.01)             (2.55)        29.28
     12/31/2005             27.92          0.01           4.00           4.01             -              (2.17)        29.76
 03/05(A)-12/31/2004        26.20         (0.03)          3.25           3.22             -              (1.50)        27.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class B
     06/30/2009                 2.81           12,007          31          0.64          2.29             n/a            n/a
     12/31/2008               (33.19)          10,950          54          0.63          2.13             n/a            n/a
     12/31/2007                 8.13           15,294          41          0.63          1.59             n/a            n/a
     12/31/2006                21.05           12,976          34          0.64          1.76             n/a            n/a
     12/31/2005                 8.41              158          29          0.65          1.62             n/a            n/a
 03/05(A)-12/31/2004            9.22               27         136          0.66          1.73             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND

Class B
     06/30/2009                15.67           24,847          38          0.71          0.52             n/a            n/a
     12/31/2008               (42.75)          19,925          54          0.70          0.50             n/a            n/a
     12/31/2007                10.31           34,482          56          0.68          0.62             n/a            n/a
     12/31/2006                13.95           32,185          46          0.70          0.64             n/a            n/a
     12/31/2005                 6.30              193          41          0.70          0.45             n/a            n/a
 03/05(A)-12/31/2004            5.81               24          37          0.73          1.21            0.74           1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND

Class B
     06/30/2009                17.46           22,830          20          0.82          0.06             n/a            n/a
     12/31/2008               (40.56)          17,811          37          0.82          0.05             n/a            n/a
     12/31/2007                17.50           29,638          45          0.82          0.18             n/a            n/a
     12/31/2006                 6.97           24,998          37          0.81          0.08             n/a            n/a
     12/31/2005                14.32              276          30          0.82         (0.12)            n/a            n/a
 03/05(A)-12/31/2004           12.32               33          34          0.81         (0.24)           0.82          (0.25)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND

Class B
     06/30/2009              7.14          0.11           0.61           0.72             -                  -          7.86
     12/31/2008             14.95          0.23          (6.34)         (6.11)        (0.27)             (1.43)         7.14
     12/31/2007             15.83          0.29          (0.14)          0.15         (0.14)             (0.89)        14.95
     12/31/2006             14.03          0.26           2.58           2.84         (0.07)             (0.97)        15.83
     12/31/2005             13.69          0.17           0.71           0.88         (0.11)             (0.43)        14.03
 03/05(A)-12/31/2004        12.50          0.05           1.18           1.23         (0.04)                 -         13.69
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND

Class B
     06/30/2009                10.08              460          11          0.78          3.13             n/a            n/a
     12/31/2008               (40.39)             385          29          0.76          1.85             n/a            n/a
     12/31/2007                 1.03              641          33          0.75          1.73             n/a            n/a
     12/31/2006                20.30              391          26          0.76          1.71             n/a            n/a
     12/31/2005                 6.42              281          29          0.77          1.28             n/a            n/a
 03/05(A)-12/31/2004            9.87               34          42          0.79          1.51            0.80           1.50
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(A)  Commencement of operations.

(B) Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(C)  Annualized for periods less than one year.

(D)  Portfolio turnover excludes dollar roll transactions.

(E) Calculated using the average shares method for periods ended after December 31, 2005.

(F)  Distributions of $0.00 represent amounts less than $0.005.

(G) Includes dividend expense and borrowing fees on securities sold short for JNL/Credit Suisse Long/Short Fund of 0.42%, 0.40% and 1.06% for Class A and B shares for the periods ended June 30, 2009, December 31, 2008 and December 31, 2007, respectively.

(H)  Portfolio  turnover  including  dollar roll  transactions  for JNL/Franklin
     Templeton Income Fund was 34% for 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(I) Includes dividend expense and borrowing fees on securities sold short for JNL/Franklin Templeton Mutual Shares Fund of 0.04%, 0.01% and 0.01% for Class A and B shares for the periods ended June 20, 2009, December 31, 2008 and December 31, 2007, respectively.

(J) Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 423%, 453%, 570%, and 332% in 2004, 2005, 2006, and
     2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(K) Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Short Duration Bond Fund was 118% and 78% for 2006 and 2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(L) Portfolio turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 643%, 487%, 524%, and 217% in 2004, 2005, 2006, and 2007, respectively. The Fund had no dollar roll transactions for the periods ending after December 31, 2007.

(M) Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 42% for the period ended June 30, 2009 and 79% , 52% and 52% in 2006, 2007and 2008, respectively.

(N) Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,340% in 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(O) Portfolio turnover including dollar roll transactions for JNL/PIMCO Total Return was 352%, 409%, 271%, and 402% in 2004, 2005, 2006, and 2007,
     respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(P) Portfolio turnover including dollar roll transactions for JNL/Select Balanced Fund was 48% for the period ended June 30, 2009 and 142%, 64%, 76% and 76% in 2005, 2006, 2007 and 2008, respectively.

(Q) The Adviser voluntarily contributed capital to the JNL/Select Money Market Fund. The return for Class A and Class B without the contribution was 2.00% and 2.18%, respectively.

(R) Distribution amount includes a return of capital distribution which was less than $.005 per share.

(S) Total return for the JNL/AIM International Growth Fund includes class action settlement proceeds. The return for Class A and Class B without the class action settlement proceeds was 11.63% and 13.92%, respectively.

(T) Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds. The return for Class A and Class B without the class action settlement proceeds was 11.74% and 11.88%, respectively.

EFFECTIVE OCTOBER 5, 2009, FOR THE JNL/CREDIT SUISSE COMMODITY SECURITIES FUND, PLEASE DELETE THE FIRST AND SECOND PARAGRAPHS OF THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" AND REPLACE IT WITH THE FOLLOWING:

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities. The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector. The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities. To meet its objective, the Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals. To gain portfolio exposure to commodities, the Fund may invest in securities or derivatives that provide exposure to commodities. These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options. The Fund may hold a portion of its portfolio in fixed-income securities. The Fund may not invest directly in commodities.

Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio. One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the "Natural Resources Portfolio." The other portfolio will focus on investments in commodity instruments; the "Commodities Portfolio."


This Supplement is dated September 28, 2009.

(To be used with: VC5825 04/09, VC5884 04/09, and VC5885 04/09.)

                                                                   JMU4130 09/09

NMU4131 09/09

              SUPPLEMENT DATED SEPTEMBER 28, 2009 TO THE PROSPECTUS
                               DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST

Please note that the changes are effective September 28, 2009, except as otherwise noted.

Please note that the changes apply to your variable life product.


PLEASE DELETE ALL INFORMATION AND REFERENCES RELATED TO THE FOLLOWING FUNDS:

JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
JNL/PPM AMERICA CORE EQUITY FUND


THE FOLLOWING FUND SHOULD BE ADDED TO THE LIST OF FUNDS ON THE COVER PAGE:

JNL/T. Rowe Price Short-Term Bond Fund (FORMERLY, JNL/GOLDMAN SACHS SHORT DURATION BOND FUND)


ON THE SECOND PAGE OF THE PROSPECTUS, PLEASE ADD THE FOLLOWING DISCLOSURE:

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL
MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


FOR THE FOLLOWING FUNDS, JNL/AIM GLOBAL REAL ESTATE FUND, JNL/AIM INTERNATIONAL GROWTH FUND, JNL/AIM LARGE CAP GROWTH FUND, JNL/AIM SMALL CAP GROWTH FUND,
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND, JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND, JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND,
JNL/EAGLE CORE EQUITY FUND, JNL/EAGLE SMALLCAP EQUITY FUND, JNL/FRANKLIN TEMPLETON INCOME FUND, JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND, JNL/GOLDMAN SACHS CORE PLUS BOND FUND, JNL/GOLDMAN SACHS MID CAP VALUE FUND, JNL/JPMORGAN INTERNATIONAL VALUE FUND, JNL/JPMORGAN MIDCAP GROWTH FUND, JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND, JNL/LAZARD EMERGING MARKETS FUND, JNL/LAZARD MID CAP EQUITY FUND, JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, JNL/S&P S&P 400 MIDCAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND, JNL/OPPENHEIMER GLOBAL GROWTH FUND, JNL/PIMCO TOTAL RETURN BOND FUND, JNL/PPM AMERICA HIGH YIELD BOND FUND, JNL/PPM AMERICA VALUE EQUITY FUND, JNL/SELECT BALANCED FUND, JNL/SELECT VALUE FUND, JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, JNL/T. ROWE PRICE MID-CAP GROWTH FUND, AND JNL/T. ROWE PRICE VALUE FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/SELECT MONEY MARKET FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE SUB-ADVISER" IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND, PLEASE REPLACE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD GROWTH INDEX WITH MSCI WORLD GROWTH INDEX.


FOR THE JNL/FRANKLIN TEMPLETON INCOME FUND, PLEASE DELETE THE FOURTH PARAGRAPH OF THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" AND REPLACE IT WITH THE FOLLOWING:

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's ("S&P(R)") and Moody's Investors Service ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Fund's manager to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest in debt securities regardless of their rating or in securities that are unrated, including up to 5% of its assets in securities that are in default at the time of purchase.


FOR THE JNL/GOLDMAN SACHS CORE PLUS BOND FUND, PLEASE ADD "PORTFOLIO TURNOVER" TO THE LIST OF RISKS IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND".


FOR THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, IN THE SECTION ENTITLED "PERFORMANCE", PLEASE ADD THE FOLLOWING PARAGRAPH TO THE END OF THE
SECTION:

Effective September 28, 2009, the JNL/PPM America Core Equity Fund ("Acquired Fund") was combined with JNL/Mellon Capital Management S&P 500 Index Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.


FOR THE JNL/LAZARD EMERGING MARKETS FUND, PLEASE REPLACE MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") EMERGING MARKETS INDEX WITH MSCI EMERGING MARKETS INDEX.


FOR THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, PLEASE DELETE FOOTNOTE 1 IN ITS ENTIRETY.


FOR THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, PLEASE CHANGE ALL REFERENCES TO MORGAN STANLEY CAPITAL INTERNATIONAL, INC. TO MSCI, INC. IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS)."


FOR THE JNL/OPPENHEIMER GLOBAL GROWTH FUND, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING PARAGRAPH AFTER THE THIRD PARAGRAPH:

For information on regulatory and litigation matters, please see the section entitled "More About the Funds".


FOR THE JNL/SELECT MONEY MARKET FUND, IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS)", PLEASE ADD THE FOLLOWING PARAGRAPHS TO THE END OF THE SECTION:

DIVIDENDS:

The JNL/Select Money Market Fund intends to maintain, to the extent practicable, a constant per share NAV of $1.00. The Fund expects to declare and pay dividends on a daily basis on each class so long as the income attributable to that class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see "PURCHASES, REDEMPTIONS AND PRICING OF SHARES" in the SAI. For a description of the allocation of expenses among fund share classes, see "Classes of Shares and Distribution Plans" in the prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share NAV of $1.00. When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/T. ROWE PRICE SHORT-TERM BOND FUND (FORMERLY, JNL/GOLDMAN SACHS SHORT DURATION BOND FUND)

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/T.  Rowe  Price
Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

PRINCIPAL INVESTMENT STRATEGIES. The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds. The Fund's average effective maturity will not exceed three years. The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser. The Fund may continue to hold a security that has been downgraded or loses its investment grade rating after purchase. Junk bond debt is not a principal investment risk for the Fund.

Within this broad structure, investment decisions reflect the Sub-Adviser's outlook for interest rates and the economy as well as the prices and yields of the various securities. For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund's program) that would provide higher yields and appreciation potential.

In keeping with the Fund's objective, it may also invest in securities, including futures, options, swaps, and other derivative-type instruments. Call or put options may be purchased or sold on securities, futures, financial indices, and foreign currencies. Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps (swaptions). Futures, options, and swaps may be used for a variety of purposes including but not limited to, manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit exposure.

The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Fund's securities may change after they are purchased, and this may cause the amount of the Fund's assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        DERIVATIVES RISK
o        EXTENSION RISK
o        FOREIGN SECURITIES RISK
o        INTEREST RATE RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
o        PREPAYMENT RISK
o        U.S. GOVERNMENT SECURITIES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

T. Rowe Price Associates, Inc. has been serving as the Sub-Adviser to this Fund since September 28, 2009. Returns shown for the period prior to that date reflect the results achieved by a prior Sub-Adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS B

[GRAPHIC OMITTED]

4.95%     -5.66%
----------------
2007       2008


In the periods shown in the chart, the Fund's highest quarterly return was 1.90% (3rd quarter of 2006) and its lowest quarterly return was 0.76% (2nd quarter of 2007).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
---------------------------------------------------------------------------------------------- ------------------ ------------------
                                                                                                    1 year         Life of Class*
---------------------------------------------------------------------------------------------- ------------------ ------------------
JNL/T. Rowe Price Short-Term Bond Fund (Class B)                                                     -5.66%              0.85%
Merrill Lynch 1-3 Year Treasury Index                                                                 6.61%              6.43%
Barclays Capital 1-3 Yr Government/Credit Index                                                       4.97%              5.75%
---------------------------------------------------------------------------------------------- ------------------ ------------------

* The Class B shares of the Fund began operations on May 1, 2006. Prior to September 28, 2009, the Fund was managed by Goldman Sachs Asset Management, L.P.

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index consisting of all public U.S. Treasury obligations having maturities from 1 to 2.99 years and reflects total return.

Barclays Capital 1-3 Yr Government/Credit Index measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with maturities of one to three years.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           0.54%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                        0.02%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    0.56%
------------------------------------------------------------------------------------------------ --------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS B
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $57
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                          $179
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                          $313
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                         $701
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/T. Rowe Price Short-Term Bond Fund is T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company, the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Edward A. Wiese. Mr. Wiese has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund's investment program. Mr.Wiese has been chairman of the committee since 1995. Since joining T. Rowe Price in 1984, Mr. Wiese's responsibilities have included managing multi-currency portfolios in London, managing the firm's taxable money market funds and overseeing the development and management of synthetic Guaranteed Investment Contract products.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


PLEASE DELETE THE FOLLOWING RISK DISCLOSURE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING TO THE SECTION ENTITLED "GLOSSARY OF PRINCIPAL RISKS":

DERIVATIVES RISK - Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund's/Underlying Fund's Sub-Adviser must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment. For index funds the derivatives purchased are priced on the index that the Sub-Adviser is tracking. The Fund's/Underlying Fund's Sub-Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund/Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund/Underlying Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund/Underlying Fund, depending on the nature and extent of the derivatives in the Fund's/Underlying Fund's portfolio. If the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio. Instability in the market can threaten the ability of the Fund to fulfill its obligation to deliver the underlying debt security to the underlying credit default swaps' seller. The Funds may also be exposed to "Counterparty Risk" (as set forth herein) when entering into agreements related to derivatives instruments or purchasing derivatives instruments.


IN THE SECTION ENTITLED "INVESTMENT ADVISER", PLEASE DELETE THE LAST PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


IN THE SECTION ENTITLED "MANAGEMENT FEE", PLEASE DELETE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/T. Rowe Price Short-Term Bond Fund                $0 to $250 million                                       .45%
                                                      Over $250 million                                        .40%
----------------------------------------------------- ---------------------------------- ---------------------------


IN THE SECTION ENTITLED "ADMINISTRATIVE FEE", PLEASE DELETE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/T. Rowe Price Short-Term Bond Fund                                         All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------


IN THE SECTION ENTITLED "FINANCIAL HIGHLIGHTS", DELETE THE PARAGRAPHS AND THE FINANCIAL HIGHLIGHTS TABLE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The following table provides selected per share data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2009 (semi-annual report) has not been audited.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM INTERNATIONAL GROWTH FUND

Class B
     06/30/2009              7.04             -           1.00           1.00             -                  -           8.04
     12/31/2008             15.99          0.29          (6.79)         (6.50)        (0.06)             (2.39)          7.04
     12/31/2007             14.82          0.33           1.14           1.47         (0.30)                 -          15.99
     12/31/2006             12.08          0.13           2.64           2.77         (0.03)                 -          14.82
     12/31/2005             11.06          0.16           1.05           1.21         (0.19)                 -          12.08
 03/05(A)-12/31/2004        10.11          0.09           0.99           1.08         (0.13)                 -          11.06
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class B
     06/30/2009              8.72          0.03           0.35           0.38             -                  -          9.10
     12/31/2008             15.02          0.06          (5.73)         (5.67)        (0.04)             (0.59)         8.72
     12/31/2007             13.55          0.05           2.11           2.16         (0.03)             (0.66)        15.02
     12/31/2006             12.55          0.04           0.97           1.01         (0.01)                 -         13.55
     12/31/2005             11.69          0.02           0.84           0.86             -                  -         12.55
 03/05(A)-12/31/2004        10.99          0.02           0.68           0.70             -                  -         11.69
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM GLOBAL REAL ESTATE FUND

Class B
     06/30/2009              5.82          0.12           0.11           0.23             -                  -          6.05
     12/31/2008             12.52          0.33          (5.00)         (4.67)        (0.26)             (1.77)         5.82
     12/31/2007             15.83          0.24          (2.60)         (2.36)        (0.14)             (0.81)        12.52
     12/31/2006             11.72          0.44           3.85           4.29         (0.07)             (0.11)        15.83
 05/02(A)-12/31/2005        10.00          0.23           1.49           1.72             -                  -         11.72
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class B
     06/30/2009              7.60             -           0.97           0.97             -                  -          8.57
     12/31/2008             14.95         (0.01)         (6.01)         (6.02)            -              (1.33)         7.60
     12/31/2007             14.36         (0.07)          1.72           1.65             -              (1.06)        14.95
     12/31/2006             13.57         (0.08)          2.08           2.00             -              (1.21)        14.36
     12/31/2005             12.48         (0.04)          1.13           1.09             -                  -         13.57
 03/05(A)-12/31/2004        12.21         (0.02)          0.29           0.27             -                  -         12.48
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND

Class B
     06/30/2009              7.50          0.10           0.33           0.43             -                  -          7.93
     12/31/2008             12.17          0.30          (3.78)         (3.48)        (0.13)             (1.06)         7.50
     12/31/2007             12.07          0.23           0.74           0.97         (0.12)             (0.75)        12.17
     12/31/2006             11.14          0.20           1.03           1.23         (0.10)             (0.20)        12.07
     12/31/2005             10.10          0.14           0.90           1.04             -                  -         11.14
 03/05(A)-12/31/2004         9.52          0.06           0.58           0.64         (0.06)                 -         10.10
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND

Class B
     06/30/2009             15.41          0.18           1.99           2.17             -                  -         17.58
     12/31/2008             26.75          0.44         (11.78)        (11.34)            -                  -         15.41
     12/31/2007             22.39          0.01           4.65           4.66         (0.30)                 -         26.75
     12/31/2006             19.76          0.10           2.58           2.68         (0.05)                 -         22.39
     12/31/2005             19.45          0.12           0.29           0.41         (0.10)                 -         19.76
 03/05(A)-12/31/2004        18.37          0.11           0.97           1.08             -                  -         19.45
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND

Class B
     06/30/2009             14.11          0.11           1.59           1.70             -                  -         15.81
     12/31/2008             23.88          0.09          (9.84)         (9.75)        (0.02)                 -         14.11
     12/31/2007             21.72          0.04           2.12           2.16             -                  -         23.88
     12/31/2006             20.71          0.02           0.99           1.01             -                  -         21.72
     12/31/2005             19.75         (0.01)          0.97           0.96             -                  -         20.71
 03/05(A)-12/31/2004        18.67          0.04           1.04           1.08             -                  -         19.75
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM INTERNATIONAL GROWTH FUND

Class B
     06/30/2009               14.20 (S)          241          23          0.85         (0.11)            n/a            n/a
     12/31/2008              (40.85)           9,418          53          0.83          2.27             n/a            n/a
     12/31/2007                9.96           15,987         105          0.83          2.08             n/a            n/a
     12/31/2006               22.97           14,618          12          0.85          0.88             n/a            n/a
     12/31/2005               10.94              134          71          0.87          1.46             n/a            n/a
 03/05(A)-12/31/2004          10.72                1          75          0.92          1.30            0.94           1.28
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class B
     06/30/2009                4.36              455          32          0.78          0.72             n/a            n/a
     12/31/2008              (37.55)             404          56          0.77          0.52             n/a            n/a
     12/31/2007               16.05              436          71          0.80          0.36             n/a            n/a
     12/31/2006                8.07              344          90          0.80          0.32             n/a            n/a
     12/31/2005                7.39              236         101          0.81          0.23             n/a            n/a
 03/05(A)-12/31/2004           6.37               24          96          0.86          0.55            0.90           0.52
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM GLOBAL REAL ESTATE FUND

Class B
     06/30/2009                3.95              337          37          0.87          4.62             n/a            n/a
     12/31/2008              (35.61)             294         117          0.83          2.93             n/a            n/a
     12/31/2007              (14.82)             368          76          0.82          1.55             n/a            n/a
     12/31/2006               36.59              378          37          0.82          3.13             n/a            n/a
 05/02(A)-12/31/2005          17.20              146          36          0.85          3.57             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class B
     06/30/2009                 12.76              128          12          0.96         (0.07)            n/a            n/a
     12/31/2008                (39.58)             103          42          0.96         (0.10)            n/a            n/a
     12/31/2007                 11.58              111          37          0.95         (0.47)            n/a            n/a
     12/31/2006                 14.74              215          54          0.96         (0.58)            n/a            n/a
     12/31/2005                  8.73              158          65          0.95         (0.46)            n/a            n/a
 03/05(A)-12/31/2004             2.21                7          93          0.96         (0.68)           0.98          (0.70)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND

    Class B
     06/30/2009                  5.73              224          44          0.81          2.72             n/a            n/a
     12/31/2008                (28.22)             189          70          0.81          2.74             n/a            n/a
     12/31/2007                  8.24              290         155          0.78          1.78             n/a            n/a
     12/31/2006                 10.98              166          62          0.82          1.75             n/a            n/a
     12/31/2005                 10.31              131          83          0.81          1.42             n/a            n/a
 03/05(A)-12/31/2004             6.78                2         164          0.77          1.38            0.78           1.37
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND

Class B
     06/30/2009                 14.08 (T)          232          52          0.90          2.41             n/a            n/a
     12/31/2008                (42.39)             161          96          0.89          2.05             n/a            n/a
     12/31/2007                 20.87              133         195          0.90          0.05             n/a            n/a
     12/31/2006                 13.57              204         116          0.90          0.49             n/a            n/a
     12/31/2005                  2.12              122         264          0.89          0.51             n/a            n/a
 03/05(A)-12/31/2004             5.88                1         296          0.84          1.02            0.94           0.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND

Class B
     06/30/2009                12.05              209          26          0.79          1.49             n/a            n/a
     12/31/2008               (40.81)             157          47          0.79          0.47             n/a            n/a
     12/31/2007                 9.94              210         190          0.80          0.19             n/a            n/a
     12/31/2006                 4.88              173          89          0.80          0.12             n/a            n/a
     12/31/2005                 4.86              140          77          0.79          0.02             n/a            n/a
 03/05(A)-12/31/2004            5.78                2         154          0.76          0.40            0.77           0.39
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS
JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class B
     06/30/2009              5.16          0.04           0.66           0.70             -                  -          5.86
     12/31/2008             14.93          0.19          (6.09)         (5.90)        (0.40)             (3.47)         5.16
     12/31/2007             17.35          0.25          (0.12)          0.13         (0.13)             (2.42)        14.93
     12/31/2006             15.42          0.19           1.74           1.93          0.00 (F)              -         17.35
     12/31/2005             15.02          0.17           0.36           0.53         (0.13)                 -         15.42
 03/05(A)-12/31/2004        14.68          0.07           0.34           0.41         (0.07)                 -         15.02
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class B
     06/30/2009             12.08             -           1.06           1.06             -                  -         13.14
     12/31/2008             20.96         (0.01)         (8.02)         (8.03)            -              (0.85)        12.08
     12/31/2007             22.36         (0.06)          2.66           2.60             -              (4.00)        20.96
     12/31/2006             20.22         (0.10)          4.20           4.10             -              (1.96)        22.36
     12/31/2005             20.02         (0.11)          0.66           0.55             -              (0.35)        20.22
 03/05(A)-12/31/2004        18.33         (0.04)          1.73           1.69             -                  -         20.02
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class B
     06/30/2009              7.16          0.29           0.62           0.91             -                  -          8.07
     12/31/2008             10.17          0.66          (3.66)         (3.00)        (0.01)                 -          7.16
     12/31/2007             10.63          0.59          (0.38)          0.21         (0.65)             (0.02)        10.17
 05/01(A)-12/31/2006        10.00          0.35           0.65           1.00         (0.35)             (0.02)        10.63
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class B
     06/30/2009              6.53          0.05           0.34           0.39             -                  -          6.92
     12/31/2008             11.35          0.13          (3.97)         (3.84)        (0.12)             (0.86)         6.53
     12/31/2007             12.89          0.13          (0.89)         (0.76)        (0.18)             (0.60)        11.35
     12/31/2006             11.04          0.11           1.87           1.98         (0.02)             (0.11)        12.89
 05/02(A)-12/31/2005        10.00          0.03           1.01           1.04             -                  -         11.04
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND

Class B
     06/30/2009             10.83          0.26           0.44           0.70             -                  -         11.53
     12/31/2008             12.13          0.58          (1.19)         (0.61)        (0.50)             (0.19)        10.83
     12/31/2007             12.05          0.61           0.25           0.86         (0.78)                 -         12.13
     12/31/2006             11.49          0.58          (0.01)          0.57         (0.01)                 -         12.05
     12/31/2005             11.84          0.48          (0.14)          0.34         (0.48)             (0.21)        11.49
 03/05(A)-12/31/2004        11.60          0.20           0.41           0.61         (0.18)             (0.19)        11.84
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class B
     06/30/2009              6.50          0.06           0.29           0.35             -                  -          6.85
     12/31/2008             12.83          0.12          (4.85)         (4.73)        (0.13)             (1.47)         6.50
     12/31/2007             12.99          0.16           0.22           0.38         (0.12)             (0.42)        12.83
     12/31/2006             11.40          0.13           1.70           1.83         (0.06)             (0.18)        12.99
 05/02(A)-12/31/2005        10.00          0.07           1.33           1.40             -                  -         11.40
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class B
     06/30/2009              9.41          0.16           0.24           0.40             -                  -          9.81
     12/31/2008             10.53          0.42          (1.03)         (0.61)        (0.47)             (0.04)         9.41
     12/31/2007             10.33          0.50           0.01           0.51         (0.31)                 -         10.53
 05/01(A)-12/31/2006        10.00          0.32           0.01           0.33             -                  -         10.33
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class B
     06/30/2009              5.82          0.13           0.21           0.34             -                  -          6.16
     12/31/2008             14.57          0.39          (6.95)         (6.56)        (0.28)             (1.91)         5.82
     12/31/2007             14.23          0.31           1.38           1.69         (0.22)             (1.13)        14.57
     12/31/2006             11.07          0.28           3.29           3.57         (0.08)             (0.33)        14.23
     12/31/2005              9.37          0.15           1.62           1.77         (0.01)             (0.06)        11.07
 03/05(A)-12/31/2004         8.17          0.03           1.18           1.21         (0.01)                 -          9.37
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class B
     06/30/2009                13.57              163          20          0.76          1.38             n/a            n/a
     12/31/2008               (38.93)             138          57          0.76          1.55             n/a            n/a
     12/31/2007                 0.84              220          43          0.74          1.41             n/a            n/a
     12/31/2006                12.53              175         109          0.76          1.16             n/a            n/a
     12/31/2005                 3.56              140         106          0.76          0.97             n/a            n/a
 03/05(A)-12/31/2004            2.81               20         101          0.76          1.33            0.80           1.29
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class B
     06/30/2009                 8.77              211          51          0.84          0.07             n/a            n/a
     12/31/2008               (38.20)             183          69          0.83         (0.03)            n/a            n/a
     12/31/2007                12.32              217          81          0.83         (0.24)            n/a            n/a
     12/31/2006                20.34              245          68          0.85         (0.46)            n/a            n/a
     12/31/2005                 2.71              145          57          0.85         (0.51)            n/a            n/a
 03/05(A)-12/31/2004            9.22                7          53          0.84         (0.53)           0.86          (0.55)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class B
     06/30/2009                12.71              244          26          0.82          7.92             n/a            n/a
     12/31/2008               (29.51)             228          56          0.80          7.39             n/a            n/a
     12/31/2007                 1.96              170          21 (H)      0.83          5.37             n/a            n/a
 05/01(A)-12/31/2006           10.01              114          43          0.90          5.06             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class B
     06/30/2009                5.97              170           1          0.96          1.51             n/a            n/a
     12/31/2008              (33.06)             139          14          0.96          1.33             n/a            n/a
     12/31/2007               (5.89)             123          26          0.96          0.96             n/a            n/a
     12/31/2006               17.93              239           6          0.95          0.88             n/a            n/a
 05/02(A)-12/31/2005          10.40              139           5          0.96          0.57             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND

Class B
     06/30/2009                6.46              211         548          0.70          4.77             n/a            n/a
     12/31/2008               (4.94)             197         462          0.70          4.95             n/a            n/a
     12/31/2007                7.18              171         186 (I)      0.71          4.99             n/a            n/a
     12/31/2006                4.94              259         113 (I)      0.72          5.01             n/a            n/a
     12/31/2005                2.87              171          97 (I)      0.73          4.64             n/a            n/a
 03/05(A)-12/31/2004           5.20                8          74 (I)      0.72          4.87             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class B
     06/30/2009                5.38            5,144          57          0.84          1.79             n/a            n/a
     12/31/2008              (36.03)             244          98          0.84          1.11             n/a            n/a
     12/31/2007                2.97              210         117          0.83          1.16             n/a            n/a
     12/31/2006               16.06              206          47          0.85          1.09             n/a            n/a
 05/02(A)-12/31/2005          14.00              151          34          0.86          1.22             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class B
     06/30/2009               4.25               84          89          0.55          3.30             n/a            n/a
     12/31/2008              (5.66)              50         134          0.54          4.05             n/a            n/a
     12/31/2007               4.95              118          73 (K)      0.55          4.74             n/a            n/a
 05/01(A)-12/31/2006          3.30              103         109 (K)      0.54          4.72             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class B
     06/30/2009               5.84              466          44          0.84          4.66             n/a            n/a
     12/31/2008             (44.44)             458          90          0.81          3.55             n/a            n/a
     12/31/2007              12.23              467          98          0.81          2.01             n/a            n/a
     12/31/2006              32.27              390          83          0.84          2.14             n/a            n/a
     12/31/2005              18.90              165          72          0.87          1.84             n/a            n/a
 03/05(A)-12/31/2004         14.85                5          90          0.93          1.36             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND

Class B
     06/30/2009             11.26             -           1.56           1.56             -                  -         12.82
     12/31/2008             20.22         (0.01)         (8.95)         (8.96)            -                  -         11.26
     12/31/2007             18.70          0.01           1.51           1.52             -                  -         20.22
     12/31/2006             16.65          0.02           2.03           2.05             -                  -         18.70
     12/31/2005             15.70          0.01           0.99           1.00         (0.05)                 -         16.65
 03/05(A)-12/31/2004        13.97          0.05           1.68           1.73             -                  -         15.70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND

Class B
     06/30/2009             12.71          0.18              -           0.18             -                  -         12.89
     12/31/2008             12.16          0.51           0.30           0.81         (0.26)                 -         12.71
     12/31/2007             11.89          0.57           0.22           0.79         (0.52)                 -         12.16
     12/31/2006             11.50          0.50          (0.11)          0.39             -                  -         11.89
     12/31/2005             11.71          0.44          (0.14)          0.30         (0.41)             (0.10)        11.50
 03/05(A)-12/31/2004        11.75          0.16           0.02           0.18         (0.15)             (0.07)        11.71
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

Class B
     06/30/2009              5.89          0.11           1.81           1.92             -                  -          7.81
     12/31/2008             14.49          0.37          (7.63)         (7.26)        (0.09)             (1.25)         5.89
     12/31/2007             11.00          0.21           3.32           3.53         (0.04)                 -         14.49
 05/01(A)-12/31/2006        10.00          0.11           0.89           1.00             -                  -         11.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP EQUITY FUND

Class B
     06/30/2009              6.90          0.02           0.68           0.70             -                  -          7.60
     12/31/2008             11.62          0.17          (4.69)         (4.52)        (0.15)             (0.05)         6.90
     12/31/2007             14.23          0.14          (0.51)         (0.37)        (0.10)             (2.14)        11.62
     12/31/2006             13.61          0.10           1.90           2.00         (0.03)             (1.35)        14.23
     12/31/2005             14.70          0.10           1.24           1.34         (0.06)             (2.37)        13.61
 03/05(A)-12/31/2004        14.28          0.02           2.13           2.15         (0.02)             (1.71)        14.70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class B
     06/30/2009              7.66          0.08           0.16           0.24             -                  -          7.90
     12/31/2008             12.57          0.21          (4.93)         (4.72)        (0.19)                 -          7.66
     12/31/2007             12.27          0.21           0.41           0.62         (0.20)             (0.12)        12.57
     12/31/2006             10.76          0.21           1.44           1.65         (0.06)             (0.08)        12.27
     12/31/2005             10.72          0.15           0.34           0.49         (0.12)             (0.33)        10.76
 03/05(A)-12/31/2004        10.25          0.09           0.52           0.61         (0.09)             (0.05)        10.72
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class B
     06/30/2009              8.26          0.07           0.68           0.75             -                  -          9.01
     12/31/2008             14.95          0.20          (5.83)         (5.63)        (0.16)             (0.90)         8.26
     12/31/2007             15.07          0.21           0.94           1.15         (0.04)             (1.23)        14.95
     12/31/2006             14.22          0.19           1.22           1.41         (0.06)             (0.50)        15.07
     12/31/2005             13.27          0.11           1.51           1.62         (0.10)             (0.57)        14.22
 03/05(A)-12/31/2004        12.28          0.05           0.98           1.03         (0.04)                 -         13.27
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class B
     06/30/2009              8.05          0.06           0.16           0.22             -                  -          8.27
     12/31/2008             13.66          0.14          (4.92)         (4.78)        (0.18)             (0.65)         8.05
     12/31/2007             14.86          0.21          (0.50)         (0.29)        (0.02)             (0.89)        13.66
     12/31/2006             13.42          0.20           2.16           2.36         (0.05)             (0.87)        14.86
     12/31/2005             13.39          0.10           0.49           0.59         (0.09)             (0.47)        13.42
 03/05(A)-12/31/2004        12.33          0.06           1.08           1.14         (0.05)             (0.03)        13.39
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class B
     06/30/2009              9.68          0.21           0.39           0.60             -                  -         10.28
     12/31/2008             18.04          0.52          (8.24)         (7.72)        (0.33)             (0.31)         9.68
     12/31/2007             16.88          0.44           1.32           1.76         (0.37)             (0.23)        18.04
     12/31/2006             13.60          0.22           3.30           3.52         (0.09)             (0.15)        16.88
     12/31/2005             13.66          0.31           1.53           1.84         (0.27)             (1.63)        13.60
 03/05(A)-12/31/2004        12.05          0.05           1.62           1.67         (0.06)                 -         13.66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND

Class B
     06/30/2009              13.85              183          52          0.81          0.01             n/a            n/a
     12/31/2008             (44.31)             158         105          0.82         (0.08)            n/a            n/a
     12/31/2007               8.13              234         184          0.81          0.03             n/a            n/a
     12/31/2006              12.31              163         151          0.81          0.14             n/a            n/a
     12/31/2005               6.34              128         149          0.80          0.10             n/a            n/a
 03/05(A)-12/31/2004         12.38                3         232          0.78          0.97            0.80           0.95
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND

Class B
     06/30/2009               1.42              417          10          0.53          2.91             n/a            n/a
     12/31/2008               6.73              897          14          0.56          4.11             n/a            n/a
     12/31/2007               6.64              138          57 (L)      0.58          4.71             n/a            n/a
     12/31/2006               3.39              140         114 (L)      0.59          4.36             n/a            n/a
     12/31/2005               2.53              121          39 (L)      0.59          3.96             n/a            n/a
 03/05(A)-12/31/2004          1.54               13          65 (L)      0.61          4.22             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

Class B
     06/30/2009             32.60              386          28          1.10          3.55             n/a            n/a
     12/31/2008            (49.94)             236          64          1.08          3.28             n/a            n/a
     12/31/2007             32.12              347          53          1.09          1.63             n/a            n/a
 05/01(A)-12/31/2006        10.00              150          28          1.16          1.69             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP EQUITY FUND

Class B
     06/30/2009             10.14              162          34          0.83          0.47             n/a            n/a
     12/31/2008            (38.88)           2,108          81          0.82          1.70             n/a            n/a
     12/31/2007             (2.44)           3,683          84          0.82          0.92             n/a            n/a
     12/31/2006             14.77            3,093          70          0.83          0.68             n/a            n/a
     12/31/2005              8.99              253          85          0.83          0.69             n/a            n/a
 03/05(A)-12/31/2004        15.20               29         101          0.88          0.45            0.93           0.40
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class B
     06/30/2009              3.13            9,383           2          0.41          2.35             n/a            n/a
     12/31/2008            (37.57)           8,916           7          0.40          2.01             n/a            n/a
     12/31/2007              5.14           10,797           3          0.39          1.65             n/a            n/a
     12/31/2006             15.29            9,547           1          0.40          1.74             n/a            n/a
     12/31/2005              4.54              537          14          0.41          1.50             n/a            n/a
 03/05(A)-12/31/2004         5.91              239           7          0.40          2.07             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class B
     06/30/2009              9.08            3,719           8          0.42          1.79             n/a            n/a
     12/31/2008            (37.51)           2,613          30          0.41          1.55             n/a            n/a
     12/31/2007              7.69            3,470          25          0.40          1.27             n/a            n/a
     12/31/2006              9.91            2,804          10          0.41          1.26             n/a            n/a
     12/31/2005             12.14              245          15          0.41          1.02             n/a            n/a
 03/05(A)-12/31/2004         8.42               90          14          0.40          0.84             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class B
     06/30/2009              2.73            3,214          16          0.41          1.59             n/a            n/a
     12/31/2008            (34.83)           2,299          29          0.41          1.17             n/a            n/a
     12/31/2007             (1.84)           2,771          21          0.40          1.41             n/a            n/a
     12/31/2006             17.66            2,714          17          0.40          1.33             n/a            n/a
     12/31/2005              4.38              248          16          0.40          1.04             n/a            n/a
 03/05(A)-12/31/2004         9.24               85          18          0.40          1.25             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class B
     06/30/2009               6.20           13,754           2          0.46          4.75             n/a            n/a
     12/31/2008             (42.82)           6,256          15          0.45          3.55             n/a            n/a
     12/31/2007              10.56           10,527           5          0.45          2.43             n/a            n/a
     12/31/2006              25.93            5,982           2          0.47          1.40             n/a            n/a
     12/31/2005              13.46              374          43          0.46          2.28             n/a            n/a
 03/05(A)-12/31/2004         13.85               50           3          0.46          1.19             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class B
     06/30/2009             11.36          0.25          (0.02)          0.23             -                  -         11.59
     12/31/2008             11.44          0.56          (0.11)          0.45         (0.53)                 -         11.36
     12/31/2007             11.05          0.55           0.19           0.74         (0.35)                 -         11.44
     12/31/2006             10.70          0.50          (0.09)          0.41         (0.06)                 -         11.05
     12/31/2005             10.76          0.20           0.02           0.22         (0.22)             (0.06)        10.70
 03/05(A)-12/31/2004        10.73          0.12           0.02           0.14         (0.11)                 -         10.76
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class B
     06/30/2009              7.07          0.09           0.77           0.86             -                  -          7.93
     12/31/2008             15.11          0.22          (6.46)         (6.24)        (0.21)             (1.59)         7.07
     12/31/2007             15.35          0.17           0.81           0.98         (0.12)             (1.10)        15.11
     12/31/2006             13.57          0.11           2.22           2.33         (0.05)             (0.50)        15.35
     12/31/2005             11.93          0.11           1.56           1.67         (0.03)                 -         13.57
 03/05(A)-12/31/2004        10.71          0.03           1.21           1.24         (0.02)                 -         11.93
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class B
     06/30/2009             11.67          0.30           0.62           0.92             -                  -         12.59
     12/31/2008             12.64          0.56          (0.51)          0.05         (0.55)             (0.47)        11.67
     12/31/2007             12.22          0.59           0.45           1.04         (0.60)             (0.02)        12.64
     12/31/2006             11.91          0.55          (0.13)          0.42         (0.11)              0.00 (F)     12.22
     12/31/2005             12.15          0.29           0.02           0.31         (0.33)             (0.22)        11.91
 03/05(A)-12/31/2004        12.02          0.08           0.22           0.30         (0.04)             (0.13)        12.15
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND

Class B
     06/30/2009              4.86          0.27           0.79           1.06             -                  -          5.92
     12/31/2008              8.02          0.65          (3.17)         (2.52)        (0.64)                 -          4.86
     12/31/2007              8.81          0.72          (0.79)         (0.07)        (0.72)                 -          8.02
     12/31/2006              8.12          0.66           0.21           0.87         (0.18)                 -          8.81
     12/31/2005              8.66          0.64          (0.48)          0.16         (0.62)             (0.08)         8.12
 03/05(A)-12/31/2004         8.15          0.14           0.41           0.55         (0.04)                 -          8.66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND

Class B
     06/30/2009              7.62          0.09           0.58           0.67             -                  -          8.29
     12/31/2008             19.30          0.37          (9.61)         (9.24)        (0.44)             (2.00)         7.62
     12/31/2007             20.60          0.37          (1.48)         (1.11)        (0.19)                 -         19.30
     12/31/2006             18.20          0.22           2.18           2.40          0.00 (F)              -         20.60
     12/31/2005             17.48          0.28           0.62           0.90         (0.18)                 -         18.20
 03/05(A)-12/31/2004        16.82          0.21           0.66           0.87         (0.21)                 -         17.48
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class B
     06/30/2009             13.03          0.20           0.28           0.48             -                  -         13.51
     12/31/2008             17.84          0.52          (4.25)         (3.73)        (0.42)             (0.66)        13.03
     12/31/2007             17.39          0.52           0.81           1.33         (0.17)             (0.71)        17.84
     12/31/2006             15.64          0.45           1.72           2.17         (0.18)             (0.24)        17.39
     12/31/2005             16.98          0.37           0.58           0.95         (0.38)             (1.91)        15.64
 03/05(A)-12/31/2004        16.19          0.17           0.89           1.06         (0.17)             (0.10)        16.98
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class B
     06/30/2009              1.00             -              -              -             -                  -          1.00
     12/31/2008              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
     12/31/2007              1.00          0.05           0.00           0.05         (0.05)                 -          1.00
     12/31/2006              1.00          0.05           0.00           0.05         (0.05)                 -          1.00
     12/31/2005              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
 03/05(A)-12/31/2004         1.00          0.01           0.00           0.01         (0.01)                 -          1.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class B
     06/30/2009               2.02            2,128          37 (M)      0.41          4.43             n/a            n/a
     12/31/2008               3.98            1,596          51 (M)      0.41          4.81             n/a            n/a
     12/31/2007               6.68              906          45 (M)      0.41          4.88             n/a            n/a
     12/31/2006               3.85              692          65 (M)      0.41          4.65             n/a            n/a
     12/31/2005               2.04              147         361          0.41          3.66             n/a            n/a
 03/05(A)-12/31/2004          1.35               17         215          0.41          3.38             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class B
     06/30/2009              12.16              392          13          0.86          2.54             n/a            n/a
     12/31/2008             (40.69)             340          22          0.86          1.82             n/a            n/a
     12/31/2007               6.56              397          31          0.85          1.02             n/a            n/a
     12/31/2006              17.21              386          30          0.86          0.72             n/a            n/a
     12/31/2005              13.98              204          27          0.86          0.94             n/a            n/a
 03/05(A)-12/31/2004         11.60               24          18          0.86          0.59             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class B
     06/30/2009                 7.88           12,168         427          0.61          4.99             n/a            n/a
     12/31/2008                 0.57            9,891         660          0.61          4.40             n/a            n/a
     12/31/2007                 8.53            8,145         119 (O)      0.61          4.74             n/a            n/a
     12/31/2006                 3.57            6,953          63 (O)      0.60          4.51             n/a            n/a
     12/31/2005                 2.52              174         183 (O)      0.60          3.36             n/a            n/a
 03/05(A)-12/31/2004            2.46               30         163 (O)      0.61          3.09             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND

Class B
     06/30/2009                21.81            5,005          20          0.59         10.28             n/a            n/a
     12/31/2008               (30.65)           3,280          78          0.59          9.09             n/a            n/a
     12/31/2007                (0.79)           3,999          95          0.58          8.12             n/a            n/a
     12/31/2006                10.72            4,443          62          0.59          7.60             n/a            n/a
     12/31/2005                 1.89              214          33          0.60          7.60             n/a            n/a
 03/05(A)-12/31/2004            6.84               13         149          0.63          7.20             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND

Class B
     06/30/2009                 8.79              472          36          0.67          2.33             n/a            n/a
     12/31/2008               (47.07)              76          96          0.66          2.53             n/a            n/a
     12/31/2007                (5.36)             132          86          0.66          1.75             n/a            n/a
     12/31/2006                13.21              129         145          0.77          1.14             n/a            n/a
     12/31/2005                 5.18              107          79          0.76          1.18             n/a            n/a
 03/05(A)-12/31/2004            5.17                1          46          0.75          1.58            0.79           1.54
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class B                                                         (Q)
     06/30/2009               3.68              708          32 (Q)      0.59          3.14             n/a            n/a
     12/31/2008             (20.62)             662          60 (Q)      0.58          3.21             n/a            n/a
     12/31/2007               7.73              665          41 (Q)      0.58          2.83             n/a            n/a
     12/31/2006              13.89              276          46 (Q)      0.59          2.75             n/a            n/a
     12/31/2005               5.52              198          42 (Q)      0.59          2.42             n/a            n/a
 03/05(A)-12/31/2004          6.54               22         121          0.60          2.68             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class B
     06/30/2009               0.20            7,904         n/a          0.37          0.48            0.37           0.48
     12/31/2008               2.40 (Q)        7,220         n/a          0.37          2.32             n/a            n/a
     12/31/2007               4.97            4,617         n/a          0.38          4.84             n/a            n/a
     12/31/2006               4.70            2,955         n/a          0.39          4.80             n/a            n/a
     12/31/2005               2.91              469         n/a          0.40          2.88             n/a            n/a
 03/05(A)-12/31/2004          0.91               38         n/a          0.40          1.57             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class B
     06/30/2009             12.79          0.14           0.22           0.36             -                  -         13.15
     12/31/2008             19.57          0.36          (6.85)         (6.49)        (0.01)             (0.28)        12.79
     12/31/2007             19.66          0.33           1.25           1.58         (0.33)             (1.34)        19.57
     12/31/2006             16.91          0.34           3.22           3.56         (0.11)             (0.70)        19.66
     12/31/2005             16.68          0.21           1.20           1.41         (0.20)             (0.98)        16.91
 03/05(A)-12/31/2004        15.47          0.11           1.31           1.42         (0.11)             (0.10)        16.68
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND

Class B
     06/30/2009             12.83          0.03           1.98           2.01             -                  -         14.84
     12/31/2008             22.69          0.09          (9.79)         (9.70)        (0.02)             (0.14)        12.83
     12/31/2007             22.02          0.15           2.09           2.24         (0.12)             (1.45)        22.69
     12/31/2006             19.50          0.14           2.58           2.72         (0.03)             (0.17)        22.02
     12/31/2005             18.38          0.06           1.10           1.16         (0.04)                 -         19.50
 03/05(A)-12/31/2004        17.44          0.08           0.93           1.01         (0.07)                 -         18.38
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND

Class B
     06/30/2009             16.44          0.01           2.86           2.87             -                  -         19.31
     12/31/2008             30.71          0.01         (12.48)        (12.47)            -              (1.80)        16.44
     12/31/2007             29.28          0.06           5.01           5.07          0.00 (F)          (3.64)        30.71
     12/31/2006             29.76          0.03           2.05           2.08         (0.01)             (2.55)        29.28
     12/31/2005             27.92          0.01           4.00           4.01             -              (2.17)        29.76
 03/05(A)-12/31/2004        26.20         (0.03)          3.25           3.22             -              (1.50)        27.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND

Class B
     06/30/2009              7.14          0.11           0.61           0.72             -                  -          7.86
     12/31/2008             14.95          0.23          (6.34)         (6.11)        (0.27)             (1.43)         7.14
     12/31/2007             15.83          0.29          (0.14)          0.15         (0.14)             (0.89)        14.95
     12/31/2006             14.03          0.26           2.58           2.84         (0.07)             (0.97)        15.83
     12/31/2005             13.69          0.17           0.71           0.88         (0.11)             (0.43)        14.03
 03/05(A)-12/31/2004        12.50          0.05           1.18           1.23         (0.04)                 -         13.69
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class B
     06/30/2009                 2.81           12,007          31          0.64          2.29             n/a            n/a
     12/31/2008               (33.19)          10,950          54          0.63          2.13             n/a            n/a
     12/31/2007                 8.13           15,294          41          0.63          1.59             n/a            n/a
     12/31/2006                21.05           12,976          34          0.64          1.76             n/a            n/a
     12/31/2005                 8.41              158          29          0.65          1.62             n/a            n/a
 03/05(A)-12/31/2004            9.22               27         136          0.66          1.73             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND

Class B
     06/30/2009                15.67           24,847          38          0.71          0.52             n/a            n/a
     12/31/2008               (42.75)          19,925          54          0.70          0.50             n/a            n/a
     12/31/2007                10.31           34,482          56          0.68          0.62             n/a            n/a
     12/31/2006                13.95           32,185          46          0.70          0.64             n/a            n/a
     12/31/2005                 6.30              193          41          0.70          0.45             n/a            n/a
 03/05(A)-12/31/2004            5.81               24          37          0.73          1.21            0.74           1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND

Class B
     06/30/2009                17.46           22,830          20          0.82          0.06             n/a            n/a
     12/31/2008               (40.56)          17,811          37          0.82          0.05             n/a            n/a
     12/31/2007                17.50           29,638          45          0.82          0.18             n/a            n/a
     12/31/2006                 6.97           24,998          37          0.81          0.08             n/a            n/a
     12/31/2005                14.32              276          30          0.82         (0.12)            n/a            n/a
 03/05(A)-12/31/2004           12.32               33          34          0.81         (0.24)           0.82          (0.25)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND

Class B
     06/30/2009                10.08              460          11          0.78          3.13             n/a            n/a
     12/31/2008               (40.39)             385          29          0.76          1.85             n/a            n/a
     12/31/2007                 1.03              641          33          0.75          1.73             n/a            n/a
     12/31/2006                20.30              391          26          0.76          1.71             n/a            n/a
     12/31/2005                 6.42              281          29          0.77          1.28             n/a            n/a
 03/05(A)-12/31/2004            9.87               34          42          0.79          1.51            0.80           1.50
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(A)  Commencement of operations.

(B) Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(C)  Annualized for periods less than one year.

(D)  Portfolio turnover excludes dollar roll transactions.

(E) Calculated using the average shares method for periods ended after December 31, 2005.

(F)  Distributions of $0.00 represent amounts less than $0.005.

(G)  Portfolio  turnover  including  dollar roll  transactions  for JNL/Franklin
     Templeton Income Fund was 34% for 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(H) Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 423%, 453%, 570%, and 332% in 2004, 2005, 2006, and
     2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(I) Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Short Duration Bond Fund was 118% and 78% for 2006 and 2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(J) Portfolio turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 643%, 487%, 524%, and 217% in 2004, 2005, 2006, and 2007, respectively. The Fund had no dollar roll transactions for the periods ending after December 31, 2007.

(K) Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 42% for the period ended June 30, 2009 and 79% , 52% and 52% in 2006, 2007and 2008, respectively.

(L) Portfolio turnover including dollar roll transactions for JNL/PIMCO Total Return was 352%, 409%, 271%, and 402% in 2004, 2005, 2006, and 2007,
     respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(M) Portfolio turnover including dollar roll transactions for JNL/Select Balanced Fund was 48% for the period ended June 30, 2009 and 142%, 64%, 76% and 76% in 2005, 2006, 2007 and 2008, respectively.

(N) The Adviser voluntarily contributed capital to the JNL/Select Money Market Fund. The return for Class A and Class B without the contribution was 2.00% and 2.18%, respectively.

(O) Total return for the JNL/AIM International Growth Fund includes class action settlement proceeds. The return for Class A and Class B without the class action settlement proceeds was 11.63% and 13.92%, respectively.

(P) Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds. The return for Class A and Class B without the class action settlement proceeds was 11.74% and 11.88%, respectively.

This Supplement is dated September 28, 2009.

(To be used with: NV5825 04/09.)

                                                                   NMU4131 09/09

CMV4132 09/09

              SUPPLEMENT DATED SEPTEMBER 28, 2009 TO THE PROSPECTUS
                               DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST

Please note that the changes are effective September 28, 2009, except as otherwise noted.

Please note that the changes apply to your variable annuity product(s).


PLEASE DELETE ALL INFORMATION AND REFERENCES RELATED TO THE FOLLOWING FUND:

JNL/GOLDMAN SACHS SHORT DURATION BOND FUND


THE FOLLOWING FUND SHOULD BE ADDED TO THE LIST OF FUNDS ON THE COVER PAGE:

JNL/T. Rowe Price Short-Term Bond Fund (FORMERLY, JNL/GOLDMAN SACHS SHORT DURATION BOND FUND)


ON THE SECOND PAGE OF THE PROSPECTUS, PLEASE DELETE THE FIRST PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

THE JNL/S&P DISCIPLINED MODERATE FUND, THE JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND THE JNL/S&P DISCIPLINED GROWTH FUND ARE ALSO REFERRED TO IN THIS PROSPECTUS AS THE JNL/S&P FUNDS.


FOR THE FOLLOWING FUNDS, JNL/GOLDMAN SACHS EMERGING MARKETS FUND, JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND, JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND, JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, JNL/S&P S&P 400 MIDCAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND, JNL/PIMCO REAL RETURN FUND, JNL/S&P DISCIPLINED MODERATE FUND, JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND JNL/S&P DISCIPLINED GROWTH FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/SELECT MONEY MARKET FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE SUB-ADVISER" IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, IN THE SECTION ENTITLED "PERFORMANCE", PLEASE ADD THE FOLLOWING PARAGRAPH TO THE END OF THE
SECTION:

Effective September 28, 2009, the JNL/PPM America Core Equity Fund ("Acquired Fund") was combined with JNL/Mellon Capital Management S&P 500 Index Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.


FOR THE JNL/SELECT MONEY MARKET FUND, IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS)", PLEASE ADD THE FOLLOWING PARAGRAPHS TO THE END OF THE SECTION:

DIVIDENDS:

The JNL/Select Money Market Fund intends to maintain, to the extent practicable, a constant per share NAV of $1.00. The Fund expects to declare and pay dividends on a daily basis on each class so long as the income attributable to that class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see "PURCHASES, REDEMPTIONS AND PRICING OF SHARES" in the SAI. For a description of the allocation of expenses among fund share classes, see "Classes of Shares and Distribution Plans" in the prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share NAV of $1.00. When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/T. ROWE PRICE SHORT-TERM BOND FUND (FORMERLY, JNL/GOLDMAN SACHS SHORT DURATION BOND FUND)

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/T.  Rowe  Price
Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

PRINCIPAL INVESTMENT STRATEGIES. The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds. The Fund's average effective maturity will not exceed three years. The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser. The Fund may continue to hold a security that has been downgraded or loses its investment grade rating after purchase. Junk bond debt is not a principal investment risk for the Fund.

Within this broad structure, investment decisions reflect the Sub-Adviser's outlook for interest rates and the economy as well as the prices and yields of the various securities. For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund's program) that would provide higher yields and appreciation potential.

In keeping with the Fund's objective, it may also invest in securities, including futures, options, swaps, and other derivative-type instruments. Call or put options may be purchased or sold on securities, futures, financial indices, and foreign currencies. Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps (swaptions). Futures, options, and swaps may be used for a variety of purposes including but not limited to, manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit exposure.

The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Fund's securities may change after they are purchased, and this may cause the amount of the Fund's assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        DERIVATIVES RISK
o        EXTENSION RISK
o        FOREIGN SECURITIES RISK
o        INTEREST RATE RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
o        PREPAYMENT RISK
o        U.S. GOVERNMENT SECURITIES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

T. Rowe Price Associates, Inc. has been serving as the Sub-Adviser to this Fund since September 28, 2009. Returns shown for the period prior to that date reflect the results achieved by a prior Sub-Adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

4.82%    -5.97%
---------------
2007      2008


In the periods shown in the chart, the Fund's highest quarterly return was 1.80% (3rd quarter of 2006) and its lowest quarterly return was 0.67% (2nd quarter of 2007).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
------------------------------------------------------------------------------------------ ----------------------- -----------------
                                                                                                   1 year            Life of Fund*
------------------------------------------------------------------------------------------ ----------------------- -----------------
JNL/T. Rowe Price Short-Term Bond Fund (Class A)                                                   -5.97%                 0.60%
Merrill Lynch 1-3 Year Treasury Index                                                               6.61%                 6.43%
Barclays Capital 1-3 Yr Government/Credit Index                                                     4.97%                 5.75%
------------------------------------------------------------------------------------------ ----------------------- -----------------

* The Fund began operations on May 1, 2006. Prior to September 28, 2009, the Fund was managed by Goldman Sachs Asset Management, L.P.

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index consisting of all public U.S. Treasury obligations having maturities from 1 to 2.99 years and reflects total return.

Barclays Capital 1-3 Yr Government/Credit Index measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with maturities of one to three years.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           0.54%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                        0.02%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    0.76%
------------------------------------------------------------------------------------------------ --------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $78
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                          $243
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                          $422
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                         $942
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/T. Rowe Price Short-Term Bond Fund is T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company, the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Edward A. Wiese. Mr. Wiese has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund's investment program. Mr.Wiese has been chairman of the committee since 1995. Since joining T. Rowe Price in 1984, Mr. Wiese's responsibilities have included managing multi-currency portfolios in London, managing the firm's taxable money market funds and overseeing the development and management of synthetic Guaranteed Investment Contract products.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", FOR THE JNL/S&P DISCIPLINED MODERATE FUND, JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND JNL/S&P DISCIPLINED GROWTH FUND, PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

Massimo Santicchia, John W. Krey and Safia B. Mehta share the primary responsibility for the development of the investment allocations of each Fund.


IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", FOR THE JNL/S&P DISCIPLINED MODERATE FUND, JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND JNL/S&P DISCIPLINED GROWTH FUND, PLEASE ADD THE FOLLOWING IMMEDIATELY FOLLOWING THE FOURTH PARAGRAPH:

Ms. Mehta has been a Senior Portfolio Officer at SPIAS since June 2009. Prior to joining SPIAS, Ms. Mehta was a Director, Global & Regional Services at Alliance Berstein from 2007 to 2008. From 2004 to 2007, Ms. Mehta was Vice President, Head of Retirement Investments at Prudential Financial. Ms. Mehta is a graduate of the University of Toronto and holds the Chartered Financial Analyst (CFA) designation and a Chartered Accountant License (CA). She is a member of the New York Society of Security Analysts, Stamford Society of Security Analysts, CFA Institute and the Canadian Institute of Chartered Accountants.


IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES", FOR THE JNL/S&P DISCIPLINED MODERATE FUND, JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND JNL/S&P DISCIPLINED GROWTH FUND, PLEASE REMOVE THE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND AND REPLACE IT WITH THE JNL/T. R.OWE PRICE SHORT-TERM BOND FUND.


PLEASE DELETE THE FOLLOWING RISK DISCLOSURE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING TO THE SECTION ENTITLED "GLOSSARY OF PRINCIPAL RISKS":

DERIVATIVES RISK - Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund's/Underlying Fund's Sub-Adviser must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment. For index funds the derivatives purchased are priced on the index that the Sub-Adviser is tracking. The Fund's/Underlying Fund's Sub-Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund/Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund/Underlying Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund/Underlying Fund, depending on the nature and extent of the derivatives in the Fund's/Underlying Fund's portfolio. If the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio. Instability in the market can threaten the ability of the Fund to fulfill its obligation to deliver the underlying debt security to the underlying credit default swaps' seller. The Funds may also be exposed to "Counterparty Risk" (as set forth herein) when entering into agreements related to derivatives instruments or purchasing derivatives instruments.


IN THE SECTION ENTITLED "INVESTMENT ADVISER", PLEASE DELETE THE LAST PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


IN THE SECTION ENTITLED "MANAGEMENT FEE", PLEASE DELETE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/T. Rowe Price Short-Term Bond Fund                $0 to $250 million                                       .45%
                                                      Over $250 million                                        .40%
----------------------------------------------------- ---------------------------------- ---------------------------


IN THE SECTION ENTITLED "ADMINISTRATIVE FEE", PLEASE DELETE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/T. Rowe Price Short-Term Bond Fund                                         All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------


IN THE SECTION ENTITLED "FINANCIAL HIGHLIGHTS", DELETE THE PARAGRAPHS AND THE FINANCIAL HIGHLIGHTS TABLE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The following table provides selected per share data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2009 (semi-annual report) has not been audited.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Class A
     06/30/2009              9.67          0.24           1.01           1.25             -                  -         10.92
 10/06(A)-12/31/2008        10.00          0.09          (0.42)         (0.33)            -                  -          9.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
     06/30/2009            $ 9.36        $ 0.15         $ 0.24         $ 0.39           $ -                $ -        $ 9.75
     12/31/2008             10.49          0.40          (1.04)         (0.64)        (0.45)             (0.04)         9.36
     12/31/2007             10.31          0.49           0.01           0.50         (0.32)                 -         10.49
 05/01(A)-12/31/2006        10.00          0.31           0.00           0.31             -                  -         10.31
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND

Class A
     06/30/2009            $ 8.59        $ 0.26         $ 0.34         $ 0.60           $ -                $ -        $ 9.19
 10/06(A)-12/31/2008        10.00          0.04          (1.41)         (1.37)        (0.04)                 -          8.59
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND

Class A
     06/30/2009              9.60          0.14           0.74           0.88             -                  -         10.48
 10/06(A)-12/31/2008        10.00          0.02          (0.42)         (0.40)            -                  -          9.60
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
     06/30/2009              7.54          0.08           0.14           0.22             -                  -          7.76
     12/31/2008             12.36          0.19          (4.84)         (4.65)        (0.17)                 -          7.54
     12/31/2007             12.06          0.18           0.40           0.58         (0.16)             (0.12)        12.36
     12/31/2006             10.68          0.16           1.45           1.61         (0.15)             (0.08)        12.06
     12/31/2005             10.66          0.13           0.34           0.47         (0.12)             (0.33)        10.68
     12/31/2004              9.84          0.12           0.87           0.99         (0.12)             (0.05)        10.66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
     06/30/2009              8.17          0.06           0.67           0.73             -                  -          8.90
     12/31/2008             14.78          0.17          (5.75)         (5.58)        (0.13)             (0.90)         8.17
     12/31/2007             14.96          0.17           0.93           1.10         (0.05)             (1.23)        14.78
     12/31/2006             14.21          0.14           1.24           1.38         (0.13)             (0.50)        14.96
     12/31/2005             13.28          0.09           1.51           1.60         (0.10)             (0.57)        14.21
     12/31/2004             11.47          0.06           1.75           1.81             -                  -         13.28
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
     06/30/2009              7.97          0.05           0.16           0.21             -                  -          8.18
     12/31/2008             13.53          0.11          (4.87)         (4.76)        (0.15)             (0.65)         7.97
     12/31/2007             14.79          0.18          (0.51)         (0.33)        (0.04)             (0.89)        13.53
     12/31/2006             13.44          0.15           2.19           2.34         (0.12)             (0.87)        14.79
     12/31/2005             13.43          0.08           0.49           0.57         (0.09)             (0.47)        13.44
     12/31/2004             11.46          0.07           1.93           2.00             -              (0.03)        13.43
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
     06/30/2009            $ 9.41        $ 0.19         $ 0.38         $ 0.57           $ -                $ -        $ 9.98
     12/31/2008             17.55          0.47          (8.00)         (7.53)        (0.30)             (0.31)         9.41
     12/31/2007             16.54          0.40           1.29           1.69         (0.45)             (0.23)        17.55
     12/31/2006             13.59          0.32           3.15           3.47         (0.37)             (0.15)        16.54
     12/31/2005             13.67          0.29           1.53           1.82         (0.27)             (1.63)        13.59
     12/31/2004             11.45          0.16           2.07           2.23         (0.01)                 -         13.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
     06/30/2009             11.07          0.23          (0.02)          0.21             -                  -         11.28
     12/31/2008             11.16          0.52          (0.10)          0.42         (0.51)                 -         11.07
     12/31/2007             10.92          0.52           0.18           0.70         (0.46)                 -         11.16
     12/31/2006             10.75          0.48          (0.09)          0.39         (0.22)                 -         10.92
     12/31/2005             10.83          0.18           0.02           0.20         (0.22)             (0.06)        10.75
     12/31/2004             10.47          0.35           0.04           0.39         (0.03)                 -         10.83
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Class A
     06/30/2009               12.93           76,578          75          1.11          4.72             n/a            n/a
 10/06(A)-12/31/2008          (3.30)          28,973          44          1.11          3.92             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
     06/30/2009             4.17 %        $ 375,818         89%          0.75 %        3.09 %           n/a            n/a
     12/31/2008              (5.97)         295,409         134          0.74          3.86             n/a            n/a
     12/31/2007               4.82          311,237          73 (G)      0.75          4.62             n/a            n/a
 05/01(A)-12/31/2006          3.10          327,071         109 (G)      0.74          4.52             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND

Class A
     06/30/2009            6.98 %          $ 4,375         11%          0.78 %        6.53 %           n/a            n/a
 10/06(A)-12/31/2008       (13.74)           2,055           -          0.84          2.26             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND

Class A
     06/30/2009              9.17           10,039          10          0.78          3.05             n/a            n/a
 10/06(A)-12/31/2008        (4.00)           3,299           -          0.82          0.78             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
     06/30/2009              2.92          613,523           2          0.61          2.11             n/a            n/a
     12/31/2008            (37.64)         457,126           7          0.60          1.80             n/a            n/a
     12/31/2007              4.90          656,286           3          0.59          1.45             n/a            n/a
     12/31/2006             15.08          559,179           1          0.60          1.42             n/a            n/a
     12/31/2005              4.37          427,375          14          0.61          1.30             n/a            n/a
     12/31/2004             10.06          361,845           7          0.60          1.49             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
     06/30/2009              8.94          326,522           8          0.62          1.57             n/a            n/a
     12/31/2008            (37.58)         284,426          30          0.61          1.35             n/a            n/a
     12/31/2007              7.45          464,641          25          0.60          1.06             n/a            n/a
     12/31/2006              9.69          381,163          10          0.61          0.97             n/a            n/a
     12/31/2005             11.98          288,486          15          0.61          0.82             n/a            n/a
     12/31/2004             15.79          198,751          14          0.60          0.62             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
     06/30/2009              2.63          349,702          16          0.61          1.36             n/a            n/a
     12/31/2008            (35.01)         241,444          29          0.61          0.96             n/a            n/a
     12/31/2007             (2.11)         361,126          21          0.60          1.21             n/a            n/a
     12/31/2006             17.49          339,124          17          0.60          1.02             n/a            n/a
     12/31/2005              4.22          237,460          16          0.60          0.84             n/a            n/a
     12/31/2004             17.42          173,822          18          0.60          0.81             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
     06/30/2009             6.06 %        $ 468,804          2%          0.66 %        4.33 %           n/a            n/a
     12/31/2008             (42.92)         369,368          15          0.65          3.31             n/a            n/a
     12/31/2007              10.39          645,505           5          0.65          2.23             n/a            n/a
     12/31/2006              25.58          497,487           2          0.66          2.11             n/a            n/a
     12/31/2005              13.31          294,677          43          0.66          2.08             n/a            n/a
     12/31/2004              19.49          298,098           3          0.66          1.83             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
     06/30/2009               1.90          498,508          37 (I)      0.61          4.21             n/a            n/a
     12/31/2008               3.79          379,239          51 (I)      0.61          4.60             n/a            n/a
     12/31/2007               6.43          349,683          45 (I)      0.60          4.68             n/a            n/a
     12/31/2006               3.64          247,489          65 (I)      0.61          4.42             n/a            n/a
     12/31/2005               1.85          180,542         361          0.61          3.46             n/a            n/a
     12/31/2004               3.74          116,440         215          0.61          3.31             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND

Class A
     06/30/2009             10.10          0.14           0.72           0.86             -                  -         10.96
     12/31/2008             11.09          0.39          (0.82)         (0.43)        (0.16)             (0.40)        10.10
 01/16(A) - 12/31/2007      10.00          0.43           0.66           1.09             -                  -         11.09
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE FUND (G)

Class A
     06/30/2009              7.72         (0.01)          0.28           0.27             -                  -          7.99
     12/31/2008             10.70          0.27          (3.12)         (2.85)        (0.09)             (0.04)         7.72
 01/16(A) - 12/31/2007      10.00          0.48           0.22           0.70             -                  -         10.70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL/S&P DISCIPLINED MODERATE GROWTH FUND (G)

Class A
     06/30/2009              6.81         (0.01)          0.20           0.19             -                  -          7.00
     12/31/2008             10.67          0.23          (3.94)         (3.71)        (0.09)             (0.06)         6.81
 01/16(A) - 12/31/2007      10.00          0.35           0.32           0.67             -                  -         10.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED GROWTH FUND (G)

Class A
     06/30/2009              6.31         (0.01)          0.20           0.19             -                  -          6.50
     12/31/2008             10.65          0.22          (4.40)         (4.18)        (0.10)             (0.06)         6.31
 01/16(A) - 12/31/2007      10.00          0.36           0.29           0.65             -                  -         10.65
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
Class A
     06/30/2009              1.00             -              -              -          0.00 (F)              -          1.00
     12/31/2008              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
     12/31/2007              1.00          0.05           0.00           0.05         (0.05)                 -          1.00
     12/31/2006              1.00          0.04           0.00           0.04         (0.04)                 -          1.00
     12/31/2005              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
     12/31/2004              1.00          0.01           0.00           0.01         (0.01)                 -          1.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND

Class A
     06/30/2009                 8.51          835,064         613          0.81          2.77             n/a            n/a
     12/31/2008                (3.73)         663,938        2289          0.81          3.44             n/a            n/a
 01/16(A) - 12/31/2007         10.90          397,393        1215 (J)      0.80          4.27             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE FUND (G)

Class A
     06/30/2009               3.50           93,448          15          0.19         (0.17)            n/a            n/a
     12/31/2008             (26.60)          58,062          27          0.19          2.91             n/a            n/a
 01/16(A) - 12/31/2007        7.00           34,588          31          0.18          4.75             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE GROWTH FUND (G)

Class A
     06/30/2009               2.79          111,308          20          0.19         (0.17)            n/a            n/a
     12/31/2008             (34.76)          74,452          29          0.19          2.60             n/a            n/a
 01/16(A) - 12/31/2007        6.70           40,459          31          0.18          3.49             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED GROWTH FUND (G)

Class A
     06/30/2009               3.01           44,169          19          0.19         (0.18)            n/a            n/a
     12/31/2008             (39.21)          26,133          48          0.19          2.55             n/a            n/a
 01/16(A) - 12/31/2007        6.50           16,525          28          0.19          3.58             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
Class A
     06/30/2009               0.15        1,283,056         n/a          0.57          0.30            0.57           0.30
     12/31/2008               2.20 (K)    1,340,054         n/a          0.57          2.08             n/a            n/a
     12/31/2007               4.76          651,204         n/a          0.58          4.63             n/a            n/a
     12/31/2006               4.49          269,095         n/a          0.59          4.42             n/a            n/a
     12/31/2005               2.71          258,452         n/a          0.60          2.66             n/a            n/a
     12/31/2004               0.78          237,815         n/a          0.61          0.81             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(A)  Commencement of operations.

(B) Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(C)  Annualized for periods less than one year.

(D)  Portfolio turnover excludes dollar roll transactions.

(E) Calculated using the average shares method for periods ended after December 31, 2005.

(F)  Distributions of $0.00 represent amounts less than $0.005.

(G) Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.

(H) Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Short Duration Bond Fund was 118% and 78% for 2006 and 2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(I) Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 42% for the period ended June 30, 2009 and 79% , 52% and 52% in 2006, 2007and 2008, respectively.

(J) Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,340% in 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(K) The Adviser voluntarily contributed capital to the JNL/Select Money Market Fund. The return for Class A and Class B without the contribution was 2.00% and 2.18%, respectively.

This Supplement is dated September 28, 2009.

(To be used with: VC6016 04/09 and NV6016 04/09.)

                                                                   CMV4132 09/09

JMV4133 09/09

              SUPPLEMENT DATED SEPTEMBER 28, 2009 TO THE PROSPECTUS
                               DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST

Please note that the changes are effective September 28, 2009, except as otherwise noted.

Please note that the changes apply to your variable annuity product(s).


PLEASE DELETE ALL INFORMATION AND REFERENCES RELATED TO THE FOLLOWING FUNDS:

JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
JNL/PPM AMERICA CORE EQUITY FUND


THE FOLLOWING FUNDS SHOULD BE ADDED TO THE LIST OF FUNDS ON THE COVER PAGE:

JNL/Credit Suisse Commodity Securities Fund (FORMERLY, JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND)

JNL/T. Rowe Price Short-Term Bond Fund (FORMERLY, JNL/GOLDMAN SACHS SHORT DURATION BOND FUND)


PLEASE CHANGE ALL REFERENCES TO JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND TO JNL/CREDIT SUISSE COMMODITY SECURITIES FUND.


ON THE SECOND PAGE OF THE PROSPECTUS, PLEASE DELETE THE FIRST PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P DISCIPLINED MODERATE FUND, THE JNL/S&P DISCIPLINED MODERATE GROWTH FUND, THE JNL/S&P DISCIPLINED GROWTH FUND, AND THE JNL/S&P 4 FUND ARE ALSO REFERRED TO IN THIS PROSPECTUS AS THE JNL/S&P FUNDS.


ON THE SECOND PAGE OF THE PROSPECTUS, PLEASE ADD THE FOLLOWING DISCLOSURE:

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL
MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


FOR THE FOLLOWING FUNDS, JNL/AIM GLOBAL REAL ESTATE FUND, JNL/AIM INTERNATIONAL GROWTH FUND, JNL/AIM LARGE CAP GROWTH FUND, JNL/AIM SMALL CAP GROWTH FUND,
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND, JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND, JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND, JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND, JNL/CREDIT SUISSE COMMODITY SECURITIES FUND, JNL/CREDIT SUISSE LONG/SHORT FUND, JNL/EAGLE CORE EQUITY FUND, JNL/EAGLE SMALLCAP EQUITY FUND, JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND, JNL/FRANKLIN TEMPLETON INCOME FUND, JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND, JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND, JNL/GOLDMAN SACHS CORE PLUS BOND FUND, JNL/GOLDMAN SACHS EMERGING MARKETS FUND, JNL/GOLDMAN SACHS MID CAP VALUE FUND, JNL/JPMORGAN INTERNATIONAL VALUE FUND, JNL/JPMORGAN MIDCAP GROWTH FUND, JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND, JNL/LAZARD EMERGING MARKETS FUND, JNL/LAZARD MID CAP EQUITY FUND, JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND, JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND, JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, JNL/S&P S&P 400 MIDCAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT
INTERNATIONAL INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND, JNL/OPPENHEIMER GLOBAL GROWTH FUND, JNL/PIMCO REAL RETURN FUND, JNL/PIMCO TOTAL RETURN BOND FUND, JNL/PPM AMERICA HIGH YIELD BOND FUND, JNL/PPM AMERICA MID CAP VALUE FUND, JNL/PPM AMERICA SMALL CAP VALUE FUND, JNL/PPM AMERICA VALUE EQUITY FUND, JNL/PAM ASIA EX-JAPAN FUND, JNL/PAM CHINA-INDIA FUND, JNL/SELECT BALANCED FUND, JNL/SELECT VALUE FUND, JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, JNL/T. ROWE PRICE MID-CAP GROWTH FUND, JNL/T. ROWE PRICE VALUE FUND, JNL/S&P MANAGED CONSERVATIVE FUND, JNL/S&P MANAGED MODERATE FUND, JNL/S&P MANAGED MODERATE GROWTH FUND, JNL/S&P MANAGED GROWTH FUND, JNL/MANAGED AGGRESSIVE GROWTH FUND, JNL/S&P DISCIPLINED MODERATE FUND, JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND JNL/S&P DISCIPLINED GROWTH FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE FOLLOWING FUNDS, JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND AND JNL/S&P 4 FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE ADVISER AND PORTFOLIO MANAGEMENT" IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/SELECT MONEY MARKET FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE SUB-ADVISER" IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND, PLEASE REPLACE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD GROWTH INDEX WITH MSCI WORLD GROWTH INDEX.


FOR THE JNL/CREDIT SUISSE LONG/SHORT FUND, PLEASE ADD "PORTFOLIO TURNOVER" TO THE LIST OF RISKS IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND".


FOR THE JNL/FRANKLIN TEMPLETON INCOME FUND, PLEASE DELETE THE FOURTH PARAGRAPH OF THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" AND REPLACE IT WITH THE FOLLOWING:

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's ("S&P(R)") and Moody's Investors Service ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Fund's manager to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest in debt securities regardless of their rating or in securities that are unrated, including up to 5% of its assets in securities that are in default at the time of purchase.


FOR THE JNL/GOLDMAN SACHS CORE PLUS BOND FUND, PLEASE ADD "PORTFOLIO TURNOVER" TO THE LIST OF RISKS IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND".


FOR THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, IN THE SECTION ENTITLED "PERFORMANCE", PLEASE ADD THE FOLLOWING PARAGRAPH TO THE END OF THE
SECTION:

Effective September 28, 2009, the JNL/PPM America Core Equity Fund ("Acquired Fund") was combined with JNL/Mellon Capital Management S&P 500 Index Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.


FOR THE JNL/LAZARD EMERGING MARKETS FUND, PLEASE REPLACE MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") EMERGING MARKETS INDEX WITH MSCI EMERGING MARKETS INDEX.


FOR THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, PLEASE DELETE FOOTNOTE 1 IN ITS ENTIRETY.


FOR THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, PLEASE CHANGE ALL REFERENCES TO MORGAN STANLEY CAPITAL INTERNATIONAL, INC. TO MSCI, INC. IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS)."


FOR THE JNL/OPPENHEIMER GLOBAL GROWTH FUND, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING PARAGRAPH AFTER THE THIRD PARAGRAPH:

For information on regulatory and litigation matters, please see the section entitled "More About the Funds".


FOR THE JNL/SELECT MONEY MARKET FUND, IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS)", PLEASE ADD THE FOLLOWING PARAGRAPHS TO THE END OF THE SECTION:

DIVIDENDS:

The JNL/Select Money Market Fund intends to maintain, to the extent practicable, a constant per share NAV of $1.00. The Fund expects to declare and pay dividends on a daily basis on each class so long as the income attributable to that class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see "PURCHASES, REDEMPTIONS AND PRICING OF SHARES" in the SAI. For a description of the allocation of expenses among fund share classes, see "Classes of Shares and Distribution Plans" in the prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share NAV of $1.00. When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/T. ROWE PRICE SHORT-TERM BOND FUND (FORMERLY, JNL/GOLDMAN SACHS SHORT DURATION BOND FUND)

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/T.  Rowe  Price
Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

PRINCIPAL INVESTMENT STRATEGIES. The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds. The Fund's average effective maturity will not exceed three years. The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser. The Fund may continue to hold a security that has been downgraded or loses its investment grade rating after purchase. Junk bond debt is not a principal investment risk for the Fund.

Within this broad structure, investment decisions reflect the Sub-Adviser's outlook for interest rates and the economy as well as the prices and yields of the various securities. For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund's program) that would provide higher yields and appreciation potential.

In keeping with the Fund's objective, it may also invest in securities, including futures, options, swaps, and other derivative-type instruments. Call or put options may be purchased or sold on securities, futures, financial indices, and foreign currencies. Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps (swaptions). Futures, options, and swaps may be used for a variety of purposes including but not limited to, manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit exposure.

The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Fund's securities may change after they are purchased, and this may cause the amount of the Fund's assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        DERIVATIVES RISK
o        EXTENSION RISK
o        FOREIGN SECURITIES RISK
o        INTEREST RATE RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
o        PREPAYMENT RISK
o        U.S. GOVERNMENT SECURITIES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

T. Rowe Price Associates, Inc. has been serving as the Sub-Adviser to this Fund since September 28, 2009. Returns shown for the period prior to that date reflect the results achieved by a prior Sub-Adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

4.82%     -5.97%
----------------
2007       2008


In the periods shown in the chart, the Fund's highest quarterly return was 1.80% (3rd quarter of 2006) and its lowest quarterly return was 0.67% (2nd quarter of 2007).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
------------------------------------------------------------------------------------------ ----------------------- -----------------
                                                                                                   1 year            Life of Fund*
------------------------------------------------------------------------------------------ ----------------------- -----------------
JNL/T. Rowe Price Short-Term Bond Fund (Class A)                                                   -5.97%                 0.60%
Merrill Lynch 1-3 Year Treasury Index                                                               6.61%                 6.43%
Barclays Capital 1-3 Yr Government/Credit Index                                                     4.97%                 5.75%
------------------------------------------------------------------------------------------ ----------------------- -----------------

* The Fund began operations on May 1, 2006. Prior to September 28, 2009, the Fund was managed by Goldman Sachs Asset Management, L.P.

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index consisting of all public U.S. Treasury obligations having maturities from 1 to 2.99 years and reflects total return.

Barclays Capital 1-3 Yr Government/Credit Index measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with maturities of one to three years.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           0.54%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                        0.02%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    0.76%
------------------------------------------------------------------------------------------------ --------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $78
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                          $243
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                          $422
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                         $942
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/T. Rowe Price Short-Term Bond Fund is T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company, the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Edward A. Wiese. Mr. Wiese has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund's investment program. Mr.Wiese has been chairman of the committee since 1995. Since joining T. Rowe Price in 1984, Mr. Wiese's responsibilities have included managing multi-currency portfolios in London, managing the firm's taxable money market funds and overseeing the development and management of synthetic Guaranteed Investment Contract products.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, AND THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, PLEASE MAKE THE FOLLOWING CHANGES TO THE LIST OF UNDERLYING FUNDS FOR THE JNL SERIES TRUST:

--------------------------------------------------------------------- --------------------------------------------------------------
REMOVE THE FOLLOWING FUNDS:                                           ADD THE FOLLOWING FUNDS:
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
JNL/Credit Suisse Global Natural Resources Fund                       JNL/Credit Suisse Commodity Securities Fund
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
JNL/Goldman Sachs Short Duration Bond Fund                            JNL/Ivy Asset Strategy Fund
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
JNL/PPM America Core Equity Fund                                      JNL/Mellon Capital Management Global Alpha Fund
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
                                                                      JNL/T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------- --------------------------------------------------------------


FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, AND THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, IN THE SECTION ENTITLED "PERFORMANCE", PLEASE ADD THE FOLLOWING PARAGRAPHS TO THE END OF THE SECTION:

Effective September 28, 2009, the JNL/S&P Retirement Income Fund ("Acquired Fund") was combined with JNL/S&P Managed Moderate Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/S&P Retirement 2015 Fund ("Acquired Fund") was combined with JNL/S&P Managed Moderate Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/S&P Retirement 2020 Fund ("Acquired Fund") was combined with JNL/S&P Managed Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/S&P Retirement 2025 Fund ("Acquired Fund") was combined with JNL/S&P Managed Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.


IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE
JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P DISCIPLINED MODERATE FUND, JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND JNL/S&P DISCIPLINED GROWTH FUND, PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

Massimo Santicchia, John W. Krey and Safia B. Mehta share the primary responsibility for the development of the investment allocations of each Fund.


IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE
JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P DISCIPLINED MODERATE FUND, JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND JNL/S&P DISCIPLINED GROWTH FUND, PLEASE ADD THE FOLLOWING IMMEDIATELY FOLLOWING THE FOURTH PARAGRAPH:

Ms. Mehta has been a Senior Portfolio Officer at SPIAS since June 2009. Prior to joining SPIAS, Ms. Mehta was a Director, Global & Regional Services at Alliance Berstein from 2007 to 2008. From 2004 to 2007, Ms. Mehta was Vice President, Head of Retirement Investments at Prudential Financial. Ms. Mehta is a graduate of the University of Toronto and holds the Chartered Financial Analyst (CFA) designation and a Chartered Accountant License (CA). She is a member of the New York Society of Security Analysts, Stamford Society of Security Analysts, CFA Institute and the Canadian Institute of Chartered Accountants.


IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES", FOR THE JNL/S&P DISCIPLINED MODERATE FUND, JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND JNL/S&P DISCIPLINED GROWTH FUND, PLEASE REMOVE THE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND AND REPLACE IT WITH THE JNL/T. R.OWE PRICE SHORT-TERM BOND FUND.


PLEASE ADD THE FOLLOWING RISK DISCLOSURES TO THE SECTION ENTITLED "GLOSSARY OF PRINCIPAL RISKS":

COMMODITY RISK - The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund's net asset value), and there can be no assurance that the Fund's use of leverage will be successful.

MODEL RISK - The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

TAX RISK - In order to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income and capital gains. The Internal Revenue Service ("IRS") has issued a ruling that causes certain income from commodity-linked swaps, in which the Fund invests to gain exposure to the DJ-UBS Index, to not be considered qualifying income. Any income the Fund derives from direct investments in such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of the Fund's gross income. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income at regular corporate rates (without regard to the dividends paid deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.


PLEASE DELETE THE FOLLOWING RISK DISCLOSURE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING TO THE SECTION ENTITLED "GLOSSARY OF PRINCIPAL RISKS":

DERIVATIVES RISK - Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund's/Underlying Fund's Sub-Adviser must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment. For index funds the derivatives purchased are priced on the index that the Sub-Adviser is tracking. The Fund's/Underlying Fund's Sub-Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund/Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund/Underlying Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund/Underlying Fund, depending on the nature and extent of the derivatives in the Fund's/Underlying Fund's portfolio. If the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio. Instability in the market can threaten the ability of the Fund to fulfill its obligation to deliver the underlying debt security to the underlying credit default swaps' seller. The Funds may also be exposed to "Counterparty Risk" (as set forth herein) when entering into agreements related to derivatives instruments or purchasing derivatives instruments.


IN THE SECTION ENTITLED "INVESTMENT ADVISER", PLEASE DELETE THE LAST PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


IN THE SECTION ENTITLED "MANAGEMENT FEE", PLEASE DELETE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Credit Suisse Commodity Securities Fund           $0 to $300 million                                       .70%
                                                      Over $300 million                                        .60%
----------------------------------------------------- ---------------------------------- ---------------------------


IN THE SECTION ENTITLED "MANAGEMENT FEE", PLEASE DELETE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/T. Rowe Price Short-Term Bond Fund                $0 to $250 million                                       .45%
                                                      Over $250 million                                        .40%
----------------------------------------------------- ---------------------------------- ---------------------------


IN THE SECTION ENTITLED "ADMINISTRATIVE FEE", PLEASE DELETE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Credit Suisse Commodity Securities Fund                                    All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------


IN THE SECTION ENTITLED "ADMINISTRATIVE FEE", PLEASE DELETE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/T. Rowe Price Short-Term Bond Fund                                         All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------


IN THE SECTION ENTITLED "FINANCIAL HIGHLIGHTS", DELETE THE PARAGRAPHS AND THE FINANCIAL HIGHLIGHTS TABLE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The following table provides selected per share data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2009 (semi-annual report) has not been audited.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM INTERNATIONAL GROWTH FUND

Class A
     06/30/2009              6.88          0.10           0.72           0.82             -                  -          7.70
     12/31/2008             15.74          0.27          (6.68)         (6.41)        (0.06)             (2.39)         6.88
     12/31/2007             14.55          0.30           1.10           1.40         (0.21)                 -          15.74
     12/31/2006             12.03          0.18           2.55           2.73         (0.21)                 -          14.55
     12/31/2005             11.04          0.14           1.04           1.18         (0.19)                 -          12.03
     12/31/2004              9.61          0.10           1.47           1.57         (0.14)                 -          11.04
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
     06/30/2009              8.67          0.02           0.34           0.36             -                  -          9.03
     12/31/2008             14.93          0.04          (5.69)         (5.65)        (0.02)             (0.59)         8.67
     12/31/2007             13.49          0.02           2.09           2.11         (0.01)             (0.66)        14.93
     12/31/2006             12.51          0.02           0.96           0.98          0.00 (F)              -         13.49
     12/31/2005             11.67          0.00           0.84           0.84             -                  -         12.51
     12/31/2004             10.61          0.01           1.05           1.06             -                  -         11.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM GLOBAL REAL ESTATE FUND

Class A
     06/30/2009              5.79          0.11           0.12           0.23             -                  -          6.02
     12/31/2008             12.44          0.31          (4.96)         (4.65)        (0.23)             (1.77)         5.79
     12/31/2007             15.80          0.20          (2.58)         (2.38)        (0.17)             (0.81)        12.44
     12/31/2006             11.70          0.42           3.84           4.26         (0.05)             (0.11)        15.80
 05/02(A)-12/31/2005        10.00          0.21           1.49           1.70             -                  -         11.70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
     06/30/2009            $ 7.50       $ (0.01)        $ 0.96         $ 0.95           $ -                $ -        $ 8.45
     12/31/2008             14.82         (0.04)         (5.95)         (5.99)            -              (1.33)         7.50
     12/31/2007             14.27         (0.10)          1.71           1.61             -              (1.06)        14.82
     12/31/2006             13.52         (0.11)          2.07           1.96             -              (1.21)        14.27
     12/31/2005             12.47         (0.08)          1.13           1.05             -                  -         13.52
     12/31/2004             11.67         (0.12)          0.92           0.80             -                  -         12.47
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND

Class A
     06/30/2009              7.35          0.09           0.31           0.40             -                  -          7.75
     12/31/2008             11.95          0.25          (3.67)         (3.42)        (0.12)             (1.06)         7.35
     12/31/2007             11.92          0.20           0.72           0.92         (0.14)             (0.75)        11.95
     12/31/2006             11.03          0.18           1.01           1.19         (0.10)             (0.20)        11.92
     12/31/2005             10.02          0.12           0.89           1.01             -                  -         11.03
     12/31/2004              9.27          0.12           0.75           0.87         (0.12)                 -         10.02
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND

Class A
     06/30/2009             15.33          0.16           1.98           2.14             -                  -         17.47
     12/31/2008             26.67          0.44         (11.78)        (11.34)            -                  -         15.33
     12/31/2007             22.23         (0.03)          4.62           4.59         (0.15)                 -         26.67
     12/31/2006             19.68          0.07           2.55           2.62         (0.07)                 -         22.23
     12/31/2005             19.41          0.08           0.29           0.37         (0.10)                 -         19.68
     12/31/2004             17.43          0.10           1.88           1.98             -                  -         19.41
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND

Class A
     06/30/2009              4.53          0.04           1.10           1.14             -                  -          5.67
     12/31/2008              9.87          0.14          (5.47)         (5.33)        (0.01)                 -          4.53
12/03(A) - 12/31/2007       10.00          0.00          (0.13)         (0.13)            -                  -          9.87
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND

Class A
     06/30/2009            $13.99        $ 0.09         $ 1.58         $ 1.67           $ -                $ -       $ 15.66
     12/31/2008             23.68          0.06          (9.75)         (9.69)         0.00 (F)              -         13.99
     12/31/2007             21.58          0.00           2.10           2.10             -                  -         23.68
     12/31/2006             20.63         (0.01)          0.96           0.95             -                  -         21.58
     12/31/2005             19.71         (0.05)          0.97           0.92             -                  -         20.63
     12/31/2004             17.65         (0.02)          2.08           2.06             -                  -         19.71
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM INTERNATIONAL GROWTH FUND

Class A
     06/30/2009               11.92 (T)      279,782          23          1.05          2.92             n/a            n/a
     12/31/2008              (40.94)         249,897          53          1.03          2.10             n/a            n/a
     12/31/2007                9.70          475,302         105          1.03          1.90             n/a            n/a
     12/31/2006               22.67          259,811          12          1.06          1.35             n/a            n/a
     12/31/2005               10.69          201,554          71          1.08          1.25             n/a            n/a
     12/31/2004               16.34           94,998          75          1.17          0.96            1.19           0.94
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
     06/30/2009                4.15          439,432          32          0.98          0.53             n/a            n/a
     12/31/2008              (37.66)         350,826          56          0.97          0.29             n/a            n/a
     12/31/2007               15.75          525,103          71          0.99          0.17             n/a            n/a
     12/31/2006                7.86          396,703          90          1.00          0.12             n/a            n/a
     12/31/2005                7.23          361,417         101          1.01          0.03             n/a            n/a
     12/31/2004                9.99          191,003          96          1.07          0.09            1.10           0.06
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM GLOBAL REAL ESTATE FUND

Class A
     06/30/2009                3.97          188,069          37          1.07          4.41             n/a            n/a
     12/31/2008              (35.71)         145,218         117          1.03          2.78             n/a            n/a
     12/31/2007              (15.01)         184,451          76          1.02          1.29             n/a            n/a
     12/31/2006               36.38          254,557          37          1.02          2.98             n/a            n/a
 05/02(A)-12/31/2005          17.00           79,209          36          1.05          3.37             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
     06/30/2009               12.67 %         $ 59,167         12%        1.16 %         (0.27)%           n/a            n/a
     12/31/2008                (39.73)          40,314          42          1.16         (0.32)            n/a            n/a
     12/31/2007                 11.37           73,951          37          1.15         (0.64)            n/a            n/a
     12/31/2006                 14.49           53,265          54          1.16         (0.79)            n/a            n/a
     12/31/2005                  8.42           49,776          65          1.16         (0.67)            n/a            n/a
     12/31/2004                  6.86           44,358          93          1.16         (0.92)           1.18          (0.94)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND

Class A
     06/30/2009                  5.44          202,120          44          1.01          2.50             n/a            n/a
     12/31/2008                (28.29)         183,572          70          1.01          2.37             n/a            n/a
     12/31/2007                  7.96          197,825         155          0.98          1.60             n/a            n/a
     12/31/2006                 10.79          162,743          62          1.02          1.55             n/a            n/a
     12/31/2005                 10.09          127,908          83          1.01          1.22             n/a            n/a
     12/31/2004                  9.42          104,564         164          1.03          1.25            1.04           1.24
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND

Class A
     06/30/2009                 13.96 (U)      211,354          52          1.10          2.18             n/a            n/a
     12/31/2008                (42.52)         163,107          96          1.09          2.04             n/a            n/a
     12/31/2007                 20.65          232,460         195          1.10         (0.11)            n/a            n/a
     12/31/2006                 13.31          160,207         116          1.10          0.35             n/a            n/a
     12/31/2005                  1.91          188,593         264          1.10          0.30             n/a            n/a
     12/31/2004                 11.36          217,952         296          1.11          0.58            1.21           0.48
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND

Class A
     06/30/2009                 25.17           74,253          20          1.31          1.79             n/a            n/a
     12/31/2008                (54.00)          44,755          53          1.31          1.88             n/a            n/a
12/03(A) - 12/31/2007           (1.30)          73,063           2          1.30          0.22             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND

Class A
     06/30/2009               11.94 %        $ 330,085         26%         0.99 %        1.33 %           n/a            n/a
     12/31/2008               (40.92)         195,824          47          0.99          0.29             n/a            n/a
     12/31/2007                 9.73          226,712         190          1.00         (0.01)            n/a            n/a
     12/31/2006                 4.60          186,424          89          0.99         (0.07)            n/a            n/a
     12/31/2005                 4.67          216,007          77          0.99         (0.18)            n/a            n/a
     12/31/2004                11.67          295,491         154          1.00         (0.09)           1.02          (0.11)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND

Class A
     06/30/2009              6.31          0.07           1.16           1.23             -                  -          7.54
     12/31/2008             13.90          0.20          (7.35)         (7.15)        (0.01)             (0.43)         6.31
 01/16(A) - 12/31/2007      10.00          0.07           3.83           3.90             -                  -         13.90
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND

Class A
     06/30/2009              6.11          0.03           0.15           0.18             -                  -          6.29
     12/31/2008             10.85          0.09          (4.22)         (4.13)            -              (0.61)         6.11
 01/16(A) - 12/31/2007      10.00         (0.02)          0.87           0.85             -                  -         10.85
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
     06/30/2009              4.96          0.03           0.63           0.66             -                  -          5.62
     12/31/2008             14.53          0.16          (5.92)         (5.76)        (0.34)             (3.47)         4.96
     12/31/2007             17.22          0.20          (0.12)          0.08         (0.35)             (2.42)        14.53
     12/31/2006             15.33          0.15           1.74           1.89          0.00 (F)              -         17.22
     12/31/2005             14.96          0.14           0.36           0.50         (0.13)                 -         15.33
     12/31/2004             14.17          0.11           0.79           0.90         (0.11)                 -         14.96
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
     06/30/2009            $11.91       $ (0.01)        $ 1.05         $ 1.04           $ -               $ -       $ 12.95
     12/31/2008             20.73         (0.04)         (7.93)         (7.97)            -              (0.85)        11.91
     12/31/2007             22.19         (0.11)          2.65           2.54             -              (4.00)        20.73
     12/31/2006             20.13         (0.15)          4.17           4.02             -              (1.96)        22.19
     12/31/2005             19.97         (0.15)          0.66           0.51             -              (0.35)        20.13
     12/31/2004             16.81         (0.12)          3.28           3.16             -                  -         19.97
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND (H)

Class A
     06/30/2009              6.32             -           0.51           0.51             -                  -          6.83
     12/31/2008             10.09          0.00          (3.66)         (3.66)        (0.11)              0.00 (F)      6.32
 01/16(A) - 12/31/2007      10.00          0.24          (0.15)          0.09             -                  -         10.09
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND

Class A
     06/30/2009              5.92          0.08           0.32           0.40             -                  -          6.32
     12/31/2008              9.99          0.17          (4.24)         (4.07)         0.00 (F)           0.00 (F)      5.92
 01/16(A) - 12/31/2007      10.00          0.11          (0.05)          0.06         (0.06)             (0.01)         9.99
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
     06/30/2009              7.39          0.29           0.65           0.94             -                  -          8.33
     12/31/2008             10.53          0.66          (3.79)         (3.13)        (0.01)                 -          7.39
     12/31/2007             10.70          0.60          (0.40)          0.20         (0.35)             (0.02)        10.53
 05/01(A)-12/31/2006        10.00          0.34           0.64           0.98         (0.26)             (0.02)        10.70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND

Class A
     06/30/2009              6.20          0.07           0.21           0.28             -                  -          6.48
     12/31/2008             10.02          0.14          (3.94)         (3.80)            -              (0.02)         6.20
 01/16(A) - 12/31/2007      10.00          0.16          (0.14)          0.02             -                  -         10.02
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
     06/30/2009            $ 6.56        $ 0.04         $ 0.35         $ 0.39           $ -                $ -        $ 6.95
     12/31/2008             11.38          0.11          (3.97)         (3.86)        (0.10)             (0.86)         6.56
     12/31/2007             12.86          0.11          (0.90)         (0.79)        (0.09)             (0.60)        11.38
     12/31/2006             11.03          0.08           1.88           1.96         (0.02)             (0.11)        12.86
 05/02(A)-12/31/2005        10.00          0.02           1.01           1.03             -                  -         11.03
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND

Class A
     06/30/2009                19.49          364,894          77          1.05          2.10             n/a            n/a
     12/31/2008               (51.30)         214,651          71          1.04          1.67             n/a            n/a
 01/16(A) - 12/31/2007         39.00          388,379          51          1.05          0.57             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND

Class A
     06/30/2009                 2.95           70,697         315          1.59 (G)      1.06             n/a            n/a
     12/31/2008               (37.68)          41,879         455          1.59 (G)      0.98             n/a            n/a
 01/16(A) - 12/31/2007          8.50           68,632         240          2.26 (G)     (0.19)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
     06/30/2009                13.31           57,630          20          0.96          1.18             n/a            n/a
     12/31/2008               (39.04)          42,644          57          0.96          1.35             n/a            n/a
     12/31/2007                 0.59           81,088          43          0.94          1.13             n/a            n/a
     12/31/2006                12.35          177,972         109          0.96          0.92             n/a            n/a
     12/31/2005                 3.37          244,280         106          0.96          0.77             n/a            n/a
     12/31/2004                 6.32          357,978         101          0.96          0.85            1.00           0.81
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
     06/30/2009            $  8.73 %        $ 189,622         51%        1.04 %         (0.12)%           n/a            n/a
     12/31/2008               (38.34)         164,108          69          1.03         (0.25)            n/a            n/a
     12/31/2007                12.14          231,713          81          1.03         (0.45)            n/a            n/a
     12/31/2006                20.03          199,096          68          1.05         (0.67)            n/a            n/a
     12/31/2005                 2.52          159,471          57          1.06         (0.72)            n/a            n/a
     12/31/2004                18.80          169,746          53          1.06         (0.76)           1.07          (0.77)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND (H)

Class A
     06/30/2009                 8.07          636,791           4          0.06         (0.06)            n/a            n/a
     12/31/2008               (36.13)         580,801          14          0.06         (0.02)            n/a            n/a
 01/16(A) - 12/31/2007          0.90          800,395           9          0.05          2.42             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND

Class A
     06/30/2009                 6.76          264,499           3          1.11          2.91             n/a            n/a
     12/31/2008               (40.72)         236,023          11          1.11          2.18             n/a            n/a
 01/16(A) - 12/31/2007          0.63          318,542           3          1.10          1.15             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
     06/30/2009                12.72          522,918          26          1.02          7.65             n/a            n/a
     12/31/2008               (29.74)         432,233          56          1.00          7.05             n/a            n/a
     12/31/2007                 1.85          549,659          21 (I)      1.02          5.45             n/a            n/a
 05/01(A)-12/31/2006            9.78           64,653          43          1.10          4.85             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND

Class A
     06/30/2009                 4.52          291,530          27          1.16 (J)      2.25             n/a            n/a
     12/31/2008               (37.90)         255,941          49          1.08 (J)      1.67             n/a            n/a
 01/16(A) - 12/31/2007          0.20          344,535          33          1.07 (J)      1.60             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
     06/30/2009              5.95 %        $ 113,632          1%        1.16 %        1.31 %             n/a            n/a
     12/31/2008              (33.23)          86,399          14          1.16          1.10             n/a            n/a
     12/31/2007               (6.14)         100,289          26          1.16          0.80             n/a            n/a
     12/31/2006               17.71          130,608           6          1.16          0.67             n/a            n/a
 05/02(A)-12/31/2005          10.30           72,399           5          1.14          0.39             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND

Class A
     06/30/2009             10.71          0.25           0.43           0.68             -                  -         11.39
     12/31/2008             12.01          0.55          (1.18)         (0.63)        (0.48)             (0.19)        10.71
     12/31/2007             11.60          0.57           0.23           0.80         (0.39)                 -         12.01
     12/31/2006             11.08          0.54          (0.01)          0.53         (0.01)                 -         11.60
     12/31/2005             11.47          0.44          (0.14)          0.30         (0.48)             (0.21)        11.08
     12/31/2004             11.40          0.56           0.23           0.79         (0.53)             (0.19)        11.47
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Class A
     06/30/2009              9.67          0.24           1.01           1.25             -                  -         10.92
 10/06(A)-12/31/2008        10.00          0.09          (0.42)         (0.33)            -                  -          9.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
     06/30/2009              6.51          0.04           0.30           0.34             -                  -          6.85
     12/31/2008             12.82          0.09          (4.82)         (4.73)        (0.11)             (1.47)         6.51
     12/31/2007             12.96          0.14           0.22           0.36         (0.08)             (0.42)        12.82
     12/31/2006             11.39          0.11           1.68           1.79         (0.04)             (0.18)        12.96
 05/02(A)-12/31/2005        10.00          0.06           1.33           1.39             -                  -         11.39
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
     06/30/2009            $ 9.36        $ 0.15         $ 0.24         $ 0.39           $ -                $ -        $ 9.75
     12/31/2008             10.49          0.40          (1.04)         (0.64)        (0.45)             (0.04)         9.36
     12/31/2007             10.31          0.49           0.01           0.50         (0.32)                 -         10.49
 05/01(A)-12/31/2006        10.00          0.31           0.00           0.31             -                  -         10.31
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
     06/30/2009              5.72          0.12           0.21           0.33             -                  -          6.05
     12/31/2008             14.35          0.38          (6.85)         (6.47)        (0.25)             (1.91)         5.72
     12/31/2007             14.02          0.27           1.36           1.63         (0.17)             (1.13)        14.35
     12/31/2006             10.94          0.26           3.23           3.49         (0.08)             (0.33)        14.02
     12/31/2005              9.29          0.13           1.59           1.72         (0.01)             (0.06)        10.94
     12/31/2004              7.65          0.07           1.65           1.72         (0.08)                 -          9.29
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND

Class A
     06/30/2009             11.15         (0.01)          1.54           1.53             -                  -         12.68
     12/31/2008             20.07         (0.05)         (8.87)         (8.92)            -                  -         11.15
     12/31/2007             18.59         (0.03)          1.51           1.48             -                  -         20.07
     12/31/2006             16.59         (0.01)          2.01           2.00             -                  -         18.59
     12/31/2005             15.67         (0.02)          0.99           0.97         (0.05)                 -         16.59
     12/31/2004             13.28          0.05           2.34           2.39             -                  -         15.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
     06/30/2009             12.25          0.17          (0.01)          0.16             -                  -         12.41
     12/31/2008             11.74          0.49           0.27           0.76         (0.25)                 -         12.25
     12/31/2007             11.43          0.53           0.20           0.73         (0.42)                 -         11.74
     12/31/2006             11.07          0.46          (0.10)          0.36             -                  -         11.43
     12/31/2005             11.31          0.41          (0.14)          0.27         (0.41)             (0.10)        11.07
     12/31/2004             11.47          0.54          (0.10)          0.44         (0.53)             (0.07)        11.31
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

Class A
     06/30/2009            $ 5.88        $ 0.11         $ 1.80         $ 1.91           $ -                $ -        $ 7.79
     12/31/2008             14.47          0.38          (7.64)         (7.26)        (0.08)             (1.25)         5.88
     12/31/2007             10.99          0.18           3.32           3.50         (0.02)                 -         14.47
 05/01(A)-12/31/2006        10.00          0.10           0.89           0.99             -                  -         10.99
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL/GOLDMAN SACHS CORE PLUS BOND FUND

Class A
     06/30/2009                6.35          616,388         548          0.90          4.55             n/a            n/a
     12/31/2008               (5.17)         564,785         462          0.90          4.76             n/a            n/a
     12/31/2007                6.91          614,033         186 (K)      0.91          4.79             n/a            n/a
     12/31/2006                4.77          460,890         113 (K)      0.92          4.81             n/a            n/a
     12/31/2005                2.62          338,943          97 (K)      0.93          4.44             n/a            n/a
     12/31/2004                6.91          236,706          74 (K)      0.94          4.63             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Class A
     06/30/2009               12.93           76,578          75          1.11          4.72             n/a            n/a
 10/06(A)-12/31/2008          (3.30)          28,973          44          1.11          3.92             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
     06/30/2009                5.22          170,207          57          1.04          1.34             n/a            n/a
     12/31/2008              (36.09)         134,460          98          1.04          0.83             n/a            n/a
     12/31/2007                2.80          169,388         117          1.03          1.01             n/a            n/a
     12/31/2006               15.73          144,432          47          1.05          0.90             n/a            n/a
 05/02(A)-12/31/2005          13.90           85,789          34          1.06          1.02             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
     06/30/2009             4.17 %        $ 375,818         89%          0.75 %        3.09 %           n/a            n/a
     12/31/2008              (5.97)         295,409         134          0.74          3.86             n/a            n/a
     12/31/2007               4.82          311,237          73 (L)      0.75          4.62             n/a            n/a
 05/01(A)-12/31/2006          3.10          327,071         109 (L)      0.74          4.52             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
     06/30/2009               5.77          389,384          44          1.04          4.58             n/a            n/a
     12/31/2008             (44.49)         346,379          90          1.01          3.40             n/a            n/a
     12/31/2007              11.97          727,077          98          1.01          1.81             n/a            n/a
     12/31/2006              31.98          485,663          83          1.04          2.09             n/a            n/a
     12/31/2005              18.57          234,118          72          1.08          1.63             n/a            n/a
     12/31/2004              22.54           82,081          90          1.13          1.14             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND

Class A
     06/30/2009              13.72          118,195          52          1.01         (0.19)            n/a            n/a
     12/31/2008             (44.44)          91,958         105          1.02         (0.30)            n/a            n/a
     12/31/2007               7.96          184,228         184          1.01         (0.16)            n/a            n/a
     12/31/2006              12.06          221,504         151          1.01         (0.07)            n/a            n/a
     12/31/2005               6.16          217,173         149          1.01         (0.11)            n/a            n/a
     12/31/2004              18.00          210,402         232          1.02          0.39            1.04           0.37
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
     06/30/2009               1.31          636,580          10          0.73          2.70             n/a            n/a
     12/31/2008               6.53          680,849          14          0.76          4.06             n/a            n/a
     12/31/2007               6.38          265,662          57 (M)      0.78          4.51             n/a            n/a
     12/31/2006               3.25          235,088         114 (M)      0.79          4.16             n/a            n/a
     12/31/2005               2.35          214,590          39 (M)      0.79          3.76             n/a            n/a
     12/31/2004               3.85          197,863          65 (M)      0.79          3.92             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

Class A
     06/30/2009             32.48 %      $ 373,242          28%         1.30 %        3.37 %           n/a            n/a
     12/31/2008            (50.05)         211,608          64          1.28          3.21             n/a            n/a
     12/31/2007             31.81          411,866          53          1.29          1.37             n/a            n/a
 05/01(A)-12/31/2006         9.90           88,626          28          1.35          1.52             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP EQUITY FUND

Class A
     06/30/2009              6.82          0.03           0.70           0.73             -                  -          7.55
     12/31/2008             11.47          0.15          (4.62)         (4.47)        (0.13)             (0.05)         6.82
     12/31/2007             14.08          0.11          (0.50)         (0.39)        (0.08)             (2.14)        11.47
     12/31/2006             13.54          0.07           1.89           1.96         (0.07)             (1.35)        14.08
     12/31/2005             14.66          0.07           1.24           1.31         (0.06)             (2.37)        13.54
     12/31/2004             13.16          0.02           3.21           3.23         (0.02)             (1.71)        14.66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND

Class A
     06/30/2009              8.42          0.07           1.06           1.13             -                  -          9.55
 10/06(A)-12/31/2008        10.00             -          (1.58)         (1.58)            -                  -          8.42
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND

Class A
     06/30/2009              8.35          0.09           0.85           0.94             -                  -          9.29
 10/06(A)-12/31/2008        10.00          0.02          (1.66)         (1.64)        (0.01)                 -          8.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND

Class A
     06/30/2009            $ 8.59        $ 0.26         $ 0.34         $ 0.60           $ -                $ -        $ 9.19
 10/06(A)-12/31/2008        10.00          0.04          (1.41)         (1.37)        (0.04)                 -          8.59
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND

Class A
     06/30/2009              9.60          0.14           0.74           0.88             -                  -         10.48
 10/06(A)-12/31/2008        10.00          0.02          (0.42)         (0.40)            -                  -          9.60
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
     06/30/2009              7.54          0.08           0.14           0.22             -                  -          7.76
     12/31/2008             12.36          0.19          (4.84)         (4.65)        (0.17)                 -          7.54
     12/31/2007             12.06          0.18           0.40           0.58         (0.16)             (0.12)        12.36
     12/31/2006             10.68          0.16           1.45           1.61         (0.15)             (0.08)        12.06
     12/31/2005             10.66          0.13           0.34           0.47         (0.12)             (0.33)        10.68
     12/31/2004              9.84          0.12           0.87           0.99         (0.12)             (0.05)        10.66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
     06/30/2009              8.17          0.06           0.67           0.73             -                  -          8.90
     12/31/2008             14.78          0.17          (5.75)         (5.58)        (0.13)             (0.90)         8.17
     12/31/2007             14.96          0.17           0.93           1.10         (0.05)             (1.23)        14.78
     12/31/2006             14.21          0.14           1.24           1.38         (0.13)             (0.50)        14.96
     12/31/2005             13.28          0.09           1.51           1.60         (0.10)             (0.57)        14.21
     12/31/2004             11.47          0.06           1.75           1.81             -                  -         13.28
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
     06/30/2009              7.97          0.05           0.16           0.21             -                  -          8.18
     12/31/2008             13.53          0.11          (4.87)         (4.76)        (0.15)             (0.65)         7.97
     12/31/2007             14.79          0.18          (0.51)         (0.33)        (0.04)             (0.89)        13.53
     12/31/2006             13.44          0.15           2.19           2.34         (0.12)             (0.87)        14.79
     12/31/2005             13.43          0.08           0.49           0.57         (0.09)             (0.47)        13.44
     12/31/2004             11.46          0.07           1.93           2.00             -              (0.03)        13.43
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
     06/30/2009            $ 9.41        $ 0.19         $ 0.38         $ 0.57           $ -                $ -        $ 9.98
     12/31/2008             17.55          0.47          (8.00)         (7.53)        (0.30)             (0.31)         9.41
     12/31/2007             16.54          0.40           1.29           1.69         (0.45)             (0.23)        17.55
     12/31/2006             13.59          0.32           3.15           3.47         (0.37)             (0.15)        16.54
     12/31/2005             13.67          0.29           1.53           1.82         (0.27)             (1.63)        13.59
     12/31/2004             11.45          0.16           2.07           2.23         (0.01)                 -         13.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP EQUITY FUND

Class A
     06/30/2009             10.70          125,532          34          1.03          1.03             n/a            n/a
     12/31/2008            (38.96)         125,184          81          1.02          1.50             n/a            n/a
     12/31/2007             (2.61)         243,429          84          1.02          0.71             n/a            n/a
     12/31/2006             14.56          217,646          70          1.03          0.50             n/a            n/a
     12/31/2005              8.81          228,735          85          1.03          0.49             n/a            n/a
     12/31/2004             24.72          222,542         101          1.08          0.20            1.13           0.15
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND

Class A
     06/30/2009             13.42            9,234          36          1.21          1.64             n/a            n/a
 10/06(A)-12/31/2008       (15.80)           4,703          10          1.24         (0.03)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND

Class A
     06/30/2009             11.26            7,648          19          1.21          2.08             n/a            n/a
 10/06(A)-12/31/2008       (16.43)           4,501          34          1.23          0.82             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND

Class A
     06/30/2009            6.98 %          $ 4,375         11%          0.78 %        6.53 %           n/a            n/a
 10/06(A)-12/31/2008       (13.74)           2,055           -          0.84          2.26             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND

Class A
     06/30/2009              9.17           10,039          10          0.78          3.05             n/a            n/a
 10/06(A)-12/31/2008        (4.00)           3,299           -          0.82          0.78             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
     06/30/2009              2.92          613,523           2          0.61          2.11             n/a            n/a
     12/31/2008            (37.64)         457,126           7          0.60          1.80             n/a            n/a
     12/31/2007              4.90          656,286           3          0.59          1.45             n/a            n/a
     12/31/2006             15.08          559,179           1          0.60          1.42             n/a            n/a
     12/31/2005              4.37          427,375          14          0.61          1.30             n/a            n/a
     12/31/2004             10.06          361,845           7          0.60          1.49             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
     06/30/2009              8.94          326,522           8          0.62          1.57             n/a            n/a
     12/31/2008            (37.58)         284,426          30          0.61          1.35             n/a            n/a
     12/31/2007              7.45          464,641          25          0.60          1.06             n/a            n/a
     12/31/2006              9.69          381,163          10          0.61          0.97             n/a            n/a
     12/31/2005             11.98          288,486          15          0.61          0.82             n/a            n/a
     12/31/2004             15.79          198,751          14          0.60          0.62             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
     06/30/2009              2.63          349,702          16          0.61          1.36             n/a            n/a
     12/31/2008            (35.01)         241,444          29          0.61          0.96             n/a            n/a
     12/31/2007             (2.11)         361,126          21          0.60          1.21             n/a            n/a
     12/31/2006             17.49          339,124          17          0.60          1.02             n/a            n/a
     12/31/2005              4.22          237,460          16          0.60          0.84             n/a            n/a
     12/31/2004             17.42          173,822          18          0.60          0.81             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
     06/30/2009             6.06 %        $ 468,804          2%          0.66 %        4.33 %           n/a            n/a
     12/31/2008             (42.92)         369,368          15          0.65          3.31             n/a            n/a
     12/31/2007              10.39          645,505           5          0.65          2.23             n/a            n/a
     12/31/2006              25.58          497,487           2          0.66          2.11             n/a            n/a
     12/31/2005              13.31          294,677          43          0.66          2.08             n/a            n/a
     12/31/2004              19.49          298,098           3          0.66          1.83             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
     06/30/2009             11.07          0.23          (0.02)          0.21             -                  -         11.28
     12/31/2008             11.16          0.52          (0.10)          0.42         (0.51)                 -         11.07
     12/31/2007             10.92          0.52           0.18           0.70         (0.46)                 -         11.16
     12/31/2006             10.75          0.48          (0.09)          0.39         (0.22)                 -         10.92
     12/31/2005             10.83          0.18           0.02           0.20         (0.22)             (0.06)        10.75
     12/31/2004             10.47          0.35           0.04           0.39         (0.03)                 -         10.83
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
     06/30/2009              7.00          0.08           0.77           0.85             -                  -          7.85
     12/31/2008             14.97          0.21          (6.42)         (6.21)        (0.17)             (1.59)         7.00
     12/31/2007             15.25          0.13           0.81           0.94         (0.12)             (1.10)        14.97
     12/31/2006             13.53          0.08           2.21           2.29         (0.07)             (0.50)        15.25
     12/31/2005             11.92          0.08           1.56           1.64         (0.03)                 -         13.53
     12/31/2004             10.12          0.03           1.78           1.81         (0.01)                 -         11.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND

Class A
     06/30/2009            $ 4.80        $ 0.06         $ 1.84         $ 1.90           $ -                $ -        $ 6.70
     12/31/2008              9.80          0.12          (5.03)         (4.91)        (0.09)                 -          4.80
 12/03(A) - 12/31/2007      10.00         (0.01)         (0.19)         (0.20)            -                  -          9.80
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM CHINA-INDIA FUND

Class A
     06/30/2009              4.23          0.06           1.95           2.01             -                  -          6.24
     12/31/2008              9.98          0.03          (5.78)         (5.75)            -                  -          4.23
 12/03(A) - 12/31/2007      10.00         (0.01)         (0.01)         (0.02)            -                  -          9.98
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND

Class A
     06/30/2009             10.10          0.14           0.72           0.86             -                  -         10.96
     12/31/2008             11.09          0.39          (0.82)         (0.43)        (0.16)             (0.40)        10.10
 01/16(A) - 12/31/2007      10.00          0.43           0.66           1.09             -                  -         11.09
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
     06/30/2009             11.07          0.27           0.59           0.86             -                  -         11.93
     12/31/2008             12.04          0.51          (0.48)          0.03         (0.53)             (0.47)        11.07
     12/31/2007             11.66          0.54           0.42           0.96         (0.56)             (0.02)        12.04
     12/31/2006             11.70          0.50          (0.10)          0.40         (0.44)              0.00 (F)     11.66
     12/31/2005             11.96          0.27           0.02           0.29         (0.33)             (0.22)        11.70
     12/31/2004             11.76          0.17           0.36           0.53         (0.20)             (0.13)        11.96
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND

Class A
     06/30/2009            $ 4.46        $ 0.24         $ 0.73         $ 0.97           $ -                $ -        $ 5.43
     12/31/2008              7.43          0.59          (2.93)         (2.34)        (0.63)                 -          4.46
     12/31/2007              8.22          0.66          (0.75)         (0.09)        (0.70)                 -          7.43
     12/31/2006              7.95          0.62           0.21           0.83         (0.56)                 -          8.22
     12/31/2005              8.51          0.62          (0.48)          0.14         (0.62)             (0.08)         7.95
     12/31/2004              8.03          0.17           0.49           0.66         (0.18)                 -          8.51
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MID CAP VALUE FUND

Class A
     06/30/2009              5.62          0.03           0.47           0.50             -                  -          6.12
 03/31(a)-12/31/2008        10.00          0.07          (4.37)         (4.30)        (0.08)                 -          5.62
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND

Class A
     06/30/2009              6.27          0.03           0.19           0.22             -                  -          6.49
 03/31(a)-12/31/2008        10.00          0.06          (3.75)         (3.69)        (0.04)                 -          6.27
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
     06/30/2009               1.90          498,508          37 (N)      0.61          4.21             n/a            n/a
     12/31/2008               3.79          379,239          51 (N)      0.61          4.60             n/a            n/a
     12/31/2007               6.43          349,683          45 (N)      0.60          4.68             n/a            n/a
     12/31/2006               3.64          247,489          65 (N)      0.61          4.42             n/a            n/a
     12/31/2005               1.85          180,542         361          0.61          3.46             n/a            n/a
     12/31/2004               3.74          116,440         215          0.61          3.31             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
     06/30/2009              12.14          201,787          13          1.06          2.35             n/a            n/a
     12/31/2008             (40.86)         176,084          22          1.06          1.71             n/a            n/a
     12/31/2007               6.33          372,934          31          1.05          0.79             n/a            n/a
     12/31/2006              16.96          349,246          30          1.06          0.58             n/a            n/a
     12/31/2005              13.74          289,390          27          1.06          0.74             n/a            n/a
     12/31/2004              17.93          235,047          18          1.06          0.56             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND

Class A
     06/30/2009              39.58 %         $ 55,539         24%          1.27 %        2.01 %           n/a            n/a
     12/31/2008               (50.09)           7,727         132          1.29          1.66             n/a            n/a
 12/03(A) - 12/31/2007         (2.00)          11,747           -          1.30         (0.67)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM CHINA-INDIA FUND

Class A
     06/30/2009                47.52          101,792          39          1.32          2.47             n/a            n/a
     12/31/2008               (57.62)          25,987         188          1.41          0.51             n/a            n/a
 12/03(A) - 12/31/2007         (0.20)           4,888           -          1.40         (0.93)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND

Class A
     06/30/2009                 8.51          835,064         613          0.81          2.77             n/a            n/a
     12/31/2008                (3.73)         663,938        2289          0.81          3.44             n/a            n/a
 01/16(A) - 12/31/2007         10.90          397,393        1215 (O)      0.80          4.27             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
     06/30/2009                 7.77        1,654,451         427          0.81          4.75             n/a            n/a
     12/31/2008                 0.40        1,325,740         660          0.81          4.22             n/a            n/a
     12/31/2007                 8.25        1,037,811         119 (P)      0.80          4.54             n/a            n/a
     12/31/2006                 3.38          760,176          63 (P)      0.81          4.20             n/a            n/a
     12/31/2005                 2.40          571,892         183 (P)      0.81          3.15             n/a            n/a
     12/31/2004                 4.45          390,124         163 (P)      0.81          1.72             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND

Class A
     06/30/2009              21.75 %        $ 361,585         20%          0.79 %        9.98 %           n/a            n/a
     12/31/2008               (30.75)         188,010          78          0.79          8.82             n/a            n/a
     12/31/2007                (1.10)         303,282          95          0.78          7.92             n/a            n/a
     12/31/2006                10.51          365,753          62          0.80          7.49             n/a            n/a
     12/31/2005                 1.69          276,421          33          0.81          7.39             n/a            n/a
     12/31/2004                 8.22          284,949         149          0.83          6.97             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MID CAP VALUE FUND

Class A
     06/30/2009                 8.90            8,366          66          1.06          1.23             n/a            n/a
 03/31(a)-12/31/2008          (43.00)           5,011         154          1.06          1.05             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND

Class A
     06/30/2009                 3.51            7,321          88          1.06          0.90             n/a            n/a
 03/31(a)-12/31/2008          (36.85)           8,356          66          1.06          1.02             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND

Class A
     06/30/2009              7.57          0.08           0.58           0.66             -                  -          8.23
     12/31/2008             19.15          0.35          (9.54)         (9.19)        (0.39)             (2.00)         7.57
     12/31/2007             20.44          0.33          (1.48)         (1.15)        (0.14)                 -         19.15
     12/31/2006             18.09          0.17           2.19           2.36         (0.01)                 -         20.44
     12/31/2005             17.42          0.24           0.61           0.85         (0.18)                 -         18.09
     12/31/2004             16.09          0.24           1.33           1.57         (0.24)                 -         17.42
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND

Class A
     06/30/2009              5.91          0.09           0.65           0.74             -                  -          6.65
 10/06(A)-12/31/2008        10.00          0.04          (4.10)         (4.06)        (0.03)(S)              -          5.91
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND (H)

Class A
     06/30/2009            $ 9.35       $ (0.01)        $ 0.50         $ 0.49           $ -                $ -        $ 9.84
     12/31/2008             11.47          0.32          (1.90)         (1.58)        (0.39)             (0.15)         9.35
     12/31/2007             11.29          0.34           0.37           0.71         (0.27)             (0.26)        11.47
     12/31/2006             10.70          0.20           0.64           0.84         (0.18)             (0.07)        11.29
     12/31/2005             10.35          0.26           0.13           0.39         (0.03)             (0.01)        10.70
 10/04(A)-12/31/2004        10.00          0.14           0.21           0.35             -                  -         10.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND (H)

Class A
     06/30/2009              8.97         (0.01)          0.60           0.59             -                  -          9.56
     12/31/2008             12.21          0.26          (2.85)         (2.59)        (0.41)             (0.24)         8.97
     12/31/2007             11.90          0.28           0.64           0.92         (0.29)             (0.32)        12.21
     12/31/2006             11.04          0.17           0.97           1.14         (0.13)             (0.15)        11.90
     12/31/2005             10.54          0.24           0.29           0.53         (0.02)             (0.01)        11.04
 10/04(A)-12/31/2004        10.00          0.11           0.43           0.54             -                  -         10.54
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND (H)

Class A
     06/30/2009              8.79         (0.01)          0.67           0.66             -                  -          9.45
     12/31/2008             13.20          0.17          (3.80)         (3.63)        (0.27)             (0.51)         8.79
     12/31/2007             13.08          0.19           0.92           1.11         (0.28)             (0.71)        13.20
     12/31/2006             12.13          0.12           1.36           1.48         (0.12)             (0.41)        13.08
     12/31/2005             11.67          0.34           0.41           0.75         (0.20)             (0.09)        12.13
     12/31/2004             10.91          0.12           0.92           1.04         (0.11)             (0.17)        11.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND (H)

Class A
     06/30/2009              7.94         (0.01)          0.65           0.64             -                  -          8.58
     12/31/2008             13.84          0.10          (5.00)         (4.90)        (0.07)             (0.93)         7.94
     12/31/2007             13.62          0.12           1.05           1.17         (0.24)             (0.71)        13.84
     12/31/2006             12.56          0.07           1.71           1.78         (0.07)             (0.65)        13.62
     12/31/2005             12.23          0.30           0.61           0.91         (0.13)             (0.45)        12.56
     12/31/2004             11.07          0.07           1.19           1.26         (0.06)             (0.04)        12.23
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND (H)

Class A
     06/30/2009              8.39         (0.01)          0.73           0.72             -                  -          9.11
     12/31/2008             14.89          0.06          (5.90)         (5.84)        (0.05)             (0.61)         8.39
     12/31/2007             13.91          0.08           1.19           1.27         (0.24)             (0.05)        14.89
     12/31/2006             12.80          0.04           1.95           1.99         (0.04)             (0.84)        13.91
     12/31/2005             11.89          0.25           0.76           1.01         (0.10)                 -         12.80
     12/31/2004             10.57          0.02           1.31           1.33         (0.01)                 -         11.89
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE FUND (H)

Class A
     06/30/2009              7.72         (0.01)          0.28           0.27             -                  -          7.99
     12/31/2008             10.70          0.27          (3.12)         (2.85)        (0.09)             (0.04)         7.72
 01/16(A) - 12/31/2007      10.00          0.48           0.22           0.70             -                  -         10.70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND

Class A
     06/30/2009                 8.72           66,857          36          0.87          2.17             n/a            n/a
     12/31/2008               (47.21)          87,770          96          0.86          2.28             n/a            n/a
     12/31/2007                (5.63)         219,654          86          0.86          1.55             n/a            n/a
     12/31/2006                13.03          165,734         145          0.97          0.92             n/a            n/a
     12/31/2005                 4.91          181,363          79          0.97          0.97             n/a            n/a
     12/31/2004                 9.76          215,615          46          0.97          1.24            1.01           1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND

Class A
     06/30/2009                12.52           72,616          23          1.20          3.15             n/a            n/a
 10/06(A)-12/31/2008          (40.56)          15,265           6          1.22          2.55             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND (H)

Class A
     06/30/2009             5.24 %        $ 489,209          9%          0.19 %       (0.17)%           n/a            n/a
     12/31/2008             (13.75)         407,426          30          0.19          2.95             n/a            n/a
     12/31/2007               6.30          264,755          54          0.18          2.92             n/a            n/a
     12/31/2006               7.85          137,126          39          0.19          1.82             n/a            n/a
     12/31/2005               3.73           80,642          16          0.19          3.54             n/a            n/a
 10/04(A)-12/31/2004          3.50           13,909          13          0.18         12.94             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND (H)

Class A
     06/30/2009               6.58          672,028           7          0.18         (0.17)            n/a            n/a
     12/31/2008             (21.24)         557,615          28          0.18          2.36             n/a            n/a
     12/31/2007               7.74          521,470          30          0.19          2.26             n/a            n/a
     12/31/2006              10.39          314,249          35          0.19          1.44             n/a            n/a
     12/31/2005               4.99          157,719          11          0.18          3.13             n/a            n/a
 10/04(A)-12/31/2004          5.40           19,873           0          0.18         11.25             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND (H)

Class A
     06/30/2009               7.51        1,207,967           6          0.16         (0.15)            n/a            n/a
     12/31/2008             (27.50)         997,961          28          0.16          1.45             n/a            n/a
     12/31/2007               8.65        1,403,279          34          0.16          1.34             n/a            n/a
     12/31/2006              12.17        1,123,984          29          0.16          0.97             n/a            n/a
     12/31/2005               6.41          861,543          21          0.17          1.39             n/a            n/a
     12/31/2004               9.58          619,106          38          0.18          1.20             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND (H)

Class A
     06/30/2009               8.06          975,675           7          0.17         (0.15)            n/a            n/a
     12/31/2008             (35.36)         808,800          32          0.16          0.80             n/a            n/a
     12/31/2007               8.70        1,388,072          34          0.15          0.86             n/a            n/a
     12/31/2006              14.15        1,246,802          34          0.16          0.53             n/a            n/a
     12/31/2005               7.44        1,059,806          32          0.16          0.62             n/a            n/a
     12/31/2004              11.41        1,001,562          47          0.17          0.67             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND (H)

Class A
     06/30/2009               8.58          437,037           8          0.19         (0.17)            n/a            n/a
     12/31/2008             (39.16)         414,718          42          0.18          0.50             n/a            n/a
     12/31/2007               9.17          702,285          46          0.17          0.56             n/a            n/a
     12/31/2006              15.57          672,325          33          0.17          0.28             n/a            n/a
     12/31/2005               8.48          657,320          35          0.18          0.22             n/a            n/a
     12/31/2004              12.61          670,711          62          0.18          0.41             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE FUND (H)

Class A
     06/30/2009               3.50           93,448          15          0.19         (0.17)            n/a            n/a
     12/31/2008             (26.60)          58,062          27          0.19          2.91             n/a            n/a
 01/16(A) - 12/31/2007        7.00           34,588          31          0.18          4.75             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE GROWTH FUND (H)

Class A
     06/30/2009              6.81         (0.01)          0.20           0.19             -                  -          7.00
     12/31/2008             10.67          0.23          (3.94)         (3.71)        (0.09)             (0.06)         6.81
 01/16(A) - 12/31/2007      10.00          0.35           0.32           0.67             -                  -         10.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED GROWTH FUND (H)

Class A
     06/30/2009              6.31         (0.01)          0.20           0.19             -                  -          6.50
     12/31/2008             10.65          0.22          (4.40)         (4.18)        (0.10)             (0.06)         6.31
 01/16(A) - 12/31/2007      10.00          0.36           0.29           0.65             -                  -         10.65
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
Class A
     06/30/2009             12.81          0.18           0.28           0.46             -                  -         13.27
     12/31/2008             17.56          0.48          (4.18)         (3.70)        (0.39)             (0.66)        12.81
     12/31/2007             17.35          0.48           0.81           1.29         (0.37)             (0.71)        17.56
     12/31/2006             15.75          0.42           1.73           2.15         (0.31)             (0.24)        17.35
     12/31/2005             17.12          0.34           0.58           0.92         (0.38)             (1.91)        15.75
     12/31/2004             15.55          0.36           1.33           1.69         (0.02)             (0.10)        17.12
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
Class A
     06/30/2009              1.00             -              -              -          0.00 (F)              -          1.00
     12/31/2008              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
     12/31/2007              1.00          0.05           0.00           0.05         (0.05)                 -          1.00
     12/31/2006              1.00          0.04           0.00           0.04         (0.04)                 -          1.00
     12/31/2005              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
     12/31/2004              1.00          0.01           0.00           0.01         (0.01)                 -          1.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
Class A
     06/30/2009            $12.60        $ 0.12         $ 0.23         $ 0.35           $ -                $ -       $ 12.95
     12/31/2008             19.33          0.32          (6.76)         (6.44)        (0.01)             (0.28)        12.60
     12/31/2007             19.42          0.29           1.22           1.51         (0.26)             (1.34)        19.33
     12/31/2006             16.90          0.25           3.28           3.53         (0.31)             (0.70)        19.42
     12/31/2005             16.71          0.17           1.20           1.37         (0.20)             (0.98)        16.90
     12/31/2004             14.70          0.12           2.05           2.17         (0.06)             (0.10)        16.71
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
Class A
     06/30/2009             12.70          0.02           1.95           1.97             -                  -         14.67
     12/31/2008             22.49          0.06          (9.69)         (9.63)        (0.02)             (0.14)        12.70
     12/31/2007             21.84          0.09           2.16           2.25         (0.08)             (1.52)        22.49
     12/31/2006             19.44          0.09           2.57           2.66         (0.09)             (0.17)        21.84
     12/31/2005             18.36          0.04           1.08           1.12         (0.04)                 -         19.44
     12/31/2004             16.77          0.08           1.58           1.66         (0.07)                 -         18.36
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
Class A
     06/30/2009             16.20         (0.01)          2.82           2.81             -                  -         19.01
     12/31/2008             30.37         (0.04)        (12.33)        (12.37)            -              (1.80)        16.20
     12/31/2007             29.05         (0.01)          4.97           4.96          0.00 (F)          (3.64)        30.37
     12/31/2006             29.64          0.05           1.96           2.01         (0.05)             (2.55)        29.05
     12/31/2005             27.87         (0.07)          4.01           3.94             -              (2.17)        29.64
     12/31/2004             24.89         (0.13)          4.61           4.48             -              (1.50)        27.87
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE GROWTH FUND (H)

Class A
     06/30/2009               2.79          111,308          20          0.19         (0.17)            n/a            n/a
     12/31/2008             (34.76)          74,452          29          0.19          2.60             n/a            n/a
 01/16(A) - 12/31/2007        6.70           40,459          31          0.18          3.49             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED GROWTH FUND (H)

Class A
     06/30/2009               3.01           44,169          19          0.19         (0.18)            n/a            n/a
     12/31/2008             (39.21)          26,133          48          0.19          2.55             n/a            n/a
 01/16(A) - 12/31/2007        6.50           16,525          28          0.19          3.58             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
Class A
     06/30/2009               3.59          525,264          32 (Q)      0.79          2.94             n/a            n/a
     12/31/2008             (20.79)         455,105          60 (Q)      0.78          2.98             n/a            n/a
     12/31/2007               7.49          526,511          41 (Q)      0.78          2.62             n/a            n/a
     12/31/2006              13.65          439,868          46 (Q)      0.79          2.55             n/a            n/a
     12/31/2005               5.30          396,350          42 (Q)      0.79          2.22             n/a            n/a
     12/31/2004              10.88          381,316         121 (Q)      0.80          2.42             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
Class A
     06/30/2009               0.15        1,283,056         n/a          0.57          0.30            0.57           0.30
     12/31/2008               2.20 (R)    1,340,054         n/a          0.57          2.08             n/a            n/a
     12/31/2007               4.76          651,204         n/a          0.58          4.63             n/a            n/a
     12/31/2006               4.49          269,095         n/a          0.59          4.42             n/a            n/a
     12/31/2005               2.71          258,452         n/a          0.60          2.66             n/a            n/a
     12/31/2004               0.78          237,815         n/a          0.61          0.81             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
Class A
     06/30/2009               2.78 %        $ 539,324         31%        0.84 %        2.08 %             n/a            n/a
     12/31/2008               (33.35)         484,751          54          0.83          1.97             n/a            n/a
     12/31/2007                 7.90          538,410          41          0.83          1.39             n/a            n/a
     12/31/2006                20.86          481,805          34          0.84          1.37             n/a            n/a
     12/31/2005                 8.15          277,461          29          0.86          1.41             n/a            n/a
     12/31/2004                14.77          154,283         136          0.86          1.50             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
Class A
     06/30/2009                15.51          623,919          38          0.91          0.29             n/a            n/a
     12/31/2008               (42.85)         581,447          54          0.90          0.30             n/a            n/a
     12/31/2007                10.12        1,043,708          56          0.88          0.40             n/a            n/a
     12/31/2006                13.70          750,771          46          0.90          0.46             n/a            n/a
     12/31/2005                 6.09          732,553          41          0.91          0.24             n/a            n/a
     12/31/2004                 9.89          606,885          37          0.92          0.51            0.93           0.50
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
Class A
     06/30/2009                17.35          546,493          20          1.02         (0.15)            n/a            n/a
     12/31/2008               (40.68)         425,184          37          1.02         (0.14)            n/a            n/a
     12/31/2007                17.26          697,484          45          1.02         (0.04)            n/a            n/a
     12/31/2006                 6.76          625,869          37          1.02          0.16             n/a            n/a
     12/31/2005                14.10          623,382          30          1.02         (0.32)            n/a            n/a
     12/31/2004                18.03          541,739          34          1.02         (0.55)           1.04          (0.57)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
Class A
     06/30/2009            $ 6.98        $ 0.10         $ 0.59         $ 0.69           $ -                $ -        $ 7.67
     12/31/2008             14.65          0.20          (6.20)         (6.00)        (0.24)             (1.43)         6.98
     12/31/2007             15.62          0.26          (0.14)          0.12         (0.20)             (0.89)        14.65
     12/31/2006             13.93          0.22           2.57           2.79         (0.13)             (0.97)        15.62
     12/31/2005             13.64          0.13           0.70           0.83         (0.11)             (0.43)        13.93
     12/31/2004             11.92          0.12           1.68           1.80         (0.08)                 -         13.64
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
Class A
     06/30/2009               9.89 %        $ 495,650         11%          0.98 %        2.87 %           n/a            n/a
     12/31/2008               (40.47)         412,536          29          0.96          1.65             n/a            n/a
     12/31/2007                 0.85          707,468          33          0.95          1.59             n/a            n/a
     12/31/2006                20.11          681,711          26          0.96          1.48             n/a            n/a
     12/31/2005                 6.07          544,901          29          0.97          1.08             n/a            n/a
     12/31/2004                15.12          485,126          42          0.99          1.01            1.01           0.99
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(A)  Commencement of operations.

(B) Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(C)  Annualized for periods less than one year.

(D)  Portfolio turnover excludes dollar roll transactions.

(E) Calculated using the average shares method for periods ended after December 31, 2005.

(F)  Distributions of $0.00 represent amounts less than $0.005.

(G) Includes dividend expense and borrowing fees on securities sold short for JNL/Credit Suisse Long/Short Fund of 0.42%, 0.40% and 1.06% for Class A and B shares for the periods ended June 30, 2009, December 31, 2008 and December 31, 2007, respectively.

(H) Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.

(I)  Portfolio  turnover  including  dollar roll  transactions  for JNL/Franklin
     Templeton Income Fund was 34% for 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(J) Includes dividend expense and borrowing fees on securities sold short for JNL/Franklin Templeton Mutual Shares Fund of 0.04%, 0.01% and 0.01% for Class A and B shares for the periods ended June 20, 2009, December 31, 2008 and December 31, 2007, respectively.

(K) Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 423%, 453%, 570%, and 332% in 2004, 2005, 2006, and
     2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(L) Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Short Duration Bond Fund was 118% and 78% for 2006 and 2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(M) Portfolio turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 643%, 487%, 524%, and 217% in 2004, 2005, 2006, and 2007, respectively. The Fund had no dollar roll transactions for the periods ending after December 31, 2007.

(N) Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 42% for the period ended June 30, 2009 and 79% , 52% and 52% in 2006, 2007and 2008, respectively.

(O) Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,340% in 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(P) Portfolio turnover including dollar roll transactions for JNL/PIMCO Total Return was 352%, 409%, 271%, and 402% in 2004, 2005, 2006, and 2007,
     respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(Q) Portfolio turnover including dollar roll transactions for JNL/Select Balanced Fund was 48% for the period ended June 30, 2009 and 142%, 64%, 76% and 76% in 2005, 2006, 2007 and 2008, respectively.

(R) The Adviser voluntarily contributed capital to the JNL/Select Money Market Fund. The return for Class A and Class B without the contribution was 2.00% and 2.18%, respectively.

(S) Distribution amount includes a return of capital distribution which was less than $.005 per share.

(T) Total return for the JNL/AIM International Growth Fund includes class action settlement proceeds. The return for Class A and Class B without the class action settlement proceeds was 11.63% and 13.92%, respectively.

(U) Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds. The return for Class A and Class B without the class action settlement proceeds was 11.74% and 11.88%, respectively.

EFFECTIVE OCTOBER 5, 2009, FOR THE JNL/CREDIT SUISSE COMMODITY SECURITIES FUND, PLEASE DELETE THE FIRST AND SECOND PARAGRAPHS OF THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" AND REPLACE IT WITH THE FOLLOWING:

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities. The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector. The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities. To meet its objective, the Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals. To gain portfolio exposure to commodities, the Fund may invest in securities or derivatives that provide exposure to commodities. These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options. The Fund may hold a portion of its portfolio in fixed-income securities. The Fund may not invest directly in commodities.

Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio. One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the "Natural Resources Portfolio." The other portfolio will focus on investments in commodity instruments; the "Commodities Portfolio."


This Supplement is dated September 28, 2009.

(To be used with: VC5995 04/09.)
                                                                   JMV4133 09/09

CMV4134 09/09

              SUPPLEMENT DATED SEPTEMBER 28, 2009 TO THE PROSPECTUS
                               DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST

Please note that the changes are effective September 28, 2009, except as otherwise noted.


PLEASE DELETE ALL INFORMATION AND REFERENCES RELATED TO THE FOLLOWING FUNDS:

JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
JNL/PPM AMERICA CORE EQUITY FUND


PLEASE CHANGE ALL REFERENCES TO JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND TO JNL/CREDIT SUISSE COMMODITY SECURITIES FUND.


ON THE SECOND PAGE OF THE PROSPECTUS, PLEASE DELETE THE FIRST PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, AND THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND ARE ALSO REFERRED TO IN THIS PROSPECTUS AS THE JNL/S&P FUNDS.


ON THE SECOND PAGE OF THE PROSPECTUS, PLEASE ADD THE FOLLOWING DISCLOSURE:

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL
MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


FOR THE FOLLOWING FUNDS, JNL/AIM GLOBAL REAL ESTATE FUND, JNL/AIM INTERNATIONAL GROWTH FUND, JNL/AIM LARGE CAP GROWTH FUND, JNL/AIM SMALL CAP GROWTH FUND,
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND, JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND, JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND, JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND, JNL/CREDIT SUISSE COMMODITY SECURITIES FUND, JNL/CREDIT SUISSE LONG/SHORT FUND, JNL/EAGLE CORE EQUITY FUND, JNL/EAGLE SMALLCAP EQUITY FUND, JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND, JNL/FRANKLIN TEMPLETON INCOME FUND, JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND, JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND, JNL/GOLDMAN SACHS CORE PLUS BOND FUND, JNL/GOLDMAN SACHS EMERGING MARKETS FUND, JNL/GOLDMAN SACHS MID CAP VALUE FUND, JNL/JPMORGAN INTERNATIONAL VALUE FUND, JNL/JPMORGAN MIDCAP GROWTH FUND, JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND, JNL/LAZARD EMERGING MARKETS FUND, JNL/LAZARD MID CAP EQUITY FUND, JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND, JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND, JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, JNL/S&P S&P 400 MIDCAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT
INTERNATIONAL INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND, JNL/OPPENHEIMER GLOBAL GROWTH FUND, JNL/PIMCO REAL RETURN FUND, JNL/PIMCO TOTAL RETURN BOND FUND, JNL/PPM AMERICA HIGH YIELD BOND FUND, JNL/PPM AMERICA MID CAP VALUE FUND, JNL/PPM AMERICA SMALL CAP VALUE FUND, JNL/PPM AMERICA VALUE EQUITY FUND, JNL/PAM ASIA EX-JAPAN FUND, JNL/PAM CHINA-INDIA FUND, JNL/SELECT BALANCED FUND, JNL/SELECT VALUE FUND, JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, JNL/T. ROWE PRICE MID-CAP GROWTH FUND, JNL/T. ROWE PRICE VALUE FUND, JNL/S&P MANAGED CONSERVATIVE FUND, JNL/S&P MANAGED MODERATE FUND, JNL/S&P MANAGED MODERATE GROWTH FUND, JNL/S&P MANAGED GROWTH FUND, AND JNL/MANAGED AGGRESSIVE GROWTH FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/SELECT MONEY MARKET FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE SUB-ADVISER" IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND, PLEASE REPLACE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD GROWTH INDEX WITH MSCI WORLD GROWTH INDEX.


FOR THE JNL/CREDIT SUISSE LONG/SHORT FUND, PLEASE ADD "PORTFOLIO TURNOVER" TO THE LIST OF RISKS IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND".


FOR THE JNL/FRANKLIN TEMPLETON INCOME FUND, PLEASE DELETE THE FOURTH PARAGRAPH OF THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" AND REPLACE IT WITH THE FOLLOWING:

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's ("S&P(R)") and Moody's Investors Service ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Fund's manager to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest in debt securities regardless of their rating or in securities that are unrated, including up to 5% of its assets in securities that are in default at the time of purchase.


FOR THE JNL/GOLDMAN SACHS CORE PLUS BOND FUND, PLEASE ADD "PORTFOLIO TURNOVER" TO THE LIST OF RISKS IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND".


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/IVY ASSET STRATEGY FUND*

INVESTMENT OBJECTIVES. The investment objective of the JNL/Ivy Asset Strategy Fund is to seek high total return over the long term.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

     o "Stocks" include equity securities of all types, although the Sub-Adviser, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that the Sub-Adviser believes are currently selling below their true worth, while growth stocks are those whose earnings the Sub-Adviser believes are likely to grow faster than the economy. The Fund may invest in the securities of any size company, including those within the small to mid-capitalization range.

     o "Bonds" include all varieties of fixed-income instruments, such as corporate debt securities, mortgage backed securities, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year. This investment type may include a significant amount, up to 35% of the Fund's total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor's, a wholly-owned subsidiary of The McGraw Hill Companies, Inc. ("S&P") or Ba and below by Moody's Investors Service, Inc. ("Moody's") or unrated bonds deemed by the Sub-Adviser to be of comparable quality.

     o "Commodities" include all varieties of resources and commodities, however, the Fund will primarily invest in commodities through the purchase and sale of precious metals.

     o    "Short-term  instruments"  include all types of short-term  securities
          with   remaining   maturities   of  one   year  or   less,   including
          higher-quality money market instruments.

Within each of these investment types, the Fund may invest in domestic and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities.

The Sub-Adviser may allocate the Fund's investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively. The Sub-Adviser may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks, commodities, and bonds in any fixed proportion, nor is it limited by investment style or by the issuer's location, size, market capitalization, or industry sector. The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions.

The Fund may invest in any market that the Sub-Adviser believes can offer a high probability of return or, alternatively, that can provide a high degree of safety in uncertain times. Dependent on the outlook for the U.S. and global economies, the Sub-Adviser makes top-down allocations among stocks, bonds, cash, precious metals and currency markets around the globe. After determining allocations, the Sub-Adviser seeks attractive opportunities within each market.

The Sub-Adviser may, when consistent with the Fund's investment objective, buy or sell options or futures contracts on a security, on an index of securities or on a foreign currency, or enter into swaps, including credit default swaps and interest rate swaps (collectively, commonly known as derivatives). The
Sub-Adviser may use derivatives to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Fund.

PRINCIPAL RISKS OF INVESTING IN EACH FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        ALLOCATION RISK
o        COMMODITY RISK
o        COMPANY RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        GROWTH INVESTING RISK
o        HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
o        INTEREST RATE RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK
o        MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
o        PREPAYMENT RISK
o        SMALL CAP INVESTING RISK
o        TAX RISK
o        U.S. GOVERNMENT SECURITIES RISK
o        VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Funds will commence investment operations on or about the date of this prospectus. Therefore, performance information has not been presented for the Funds.

PRIOR PERFORMANCE OF A RELATED FUND. The JNL/Ivy Asset Strategy Fund ("Fund") has substantially similar investment objectives, policies and investment strategies as Ivy Asset Strategy Fund ("Related Fund"). The Related Fund is managed by Ivy Investment Management Company, the same Sub-Adviser which manages the Fund.

The historical performance of the Related Fund is shown below and shows how this performance compares with those of a broad measure of market performance. This performance data should not be considered as an indication of future performance of the Fund. The Related Fund performance figures shown below:

     o reflect the deduction of the historical fees and expenses paid by the Related Fund and not those paid by the Fund.

     o do not reflect Contract fees or charges imposed by Jackson National Life Insurance Company/Jackson National Life Insurance Company of New York. Investors should refer to the separate account prospectus for information describing the Contract fees and charges. These fees and charges will lower the Fund's performance.

The Fund and the Related Fund are expected to hold similar securities. However, their investment results are expected to differ for the following reasons:

     o differences in asset size and cash flow resulting from purchases and redemptions of the Fund shares may result in different security selections

     o    differences in the relative weightings of securities

     o    differences in the price paid for particular portfolio holdings

     o    differences relating to certain tax matters.

However, the differences cited do not alter the conclusion that the Fund has substantially similar investment objectives, policies and strategies.

The chart below shows performance information derived from historical performance of the Related Fund. It compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund's A Share returns include the maximum sales charge for Class A shares (5.75%) and treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

RELATED FUND PERFORMANCE FOR PERIODS ENDED DECEMBER 31, 2008

-------------------- ---------------------------------------------------------------------------------------------
                                            AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2008
-------------------- ------------------------------- ----------------------------- -------------------------------
                         RELATED FUND (CLASS C)      RELATED FUND (CLASS A)                S&P 500 INDEX
-------------------- ------------------------------- ----------------------------- -------------------------------
-------------------- ------------------------------- ----------------------------- -------------------------------
1 year                          -26.44%                        -30.16%                        -37.00%
-------------------- ------------------------------- ----------------------------- -------------------------------
-------------------- ------------------------------- ----------------------------- -------------------------------
3 years                          7.05%                          5.73%                          -8.36%
-------------------- ------------------------------- ----------------------------- -------------------------------
-------------------- ------------------------------- ----------------------------- -------------------------------
5 years                          10.78%                         10.30%                         -2.19%
-------------------- ------------------------------- ----------------------------- -------------------------------
-------------------- ------------------------------- ----------------------------- -------------------------------
10 years                         9.31%*                        6.79%**                         -1.39%
-------------------- ------------------------------- ----------------------------- -------------------------------

* The returns shown for Class C shares are based on the performance of the Related Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

** Since inception: 07.10.2000

Note that the performance shown would be lower upon taking into account charges assessed in connection with a variable annuity or variable life contract.

The  Adviser  or  its  affiliates  have  independently   verified  none  of  the
performance or expense information for the Related Fund performance.

Related Fund performance is presented net of all fees and reflects reinvestment of dividends and capital gains. The fees deducted are higher than the expenses incurred by the Fund. If expenses of the Fund had been deducted instead, the performance results of the Related Fund would have been higher. Actual performance will vary depending on the size of the portfolio and applicable fee schedule. Past performance does not guarantee future results.

The S&P 500 is an unmanaged index of common stock prices and includes reinvestment of dividends and capital gains. They have been taken from public sources and have not been audited.

The Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
                                                                                                     CLASS A
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         1.05%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.26%
---------------------------------------------------------------------------------------------- ---------------------

* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of each Fund. The example also assumes that each Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                               CLASS A
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $128
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $400
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF EACH FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of this risk.

The SAI has more information about each Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Ivy Asset Strategy Fund is Ivy Investment Management Company ("IICO"). IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O.Box 29217, Shawnee Mission, Kansas 66201-9217. IICO is a registered investment adviser with approximately $55.6 billion in assets as of June 30, 2009.

Michael L. Avery and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Fund. Mr. Avery has been a portfolio manager for the Fund since its inception. In June 2005, he was named Chief Investment Officer and Executive Vice President of IICO and Waddell & Reed Investment Management Company ("WRIMCO"), an affiliate of IICO. Mr. Avery is Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager, and has served as portfolio manager for investment companies managed by WRIMCO since February 1994. From August 1987 until June 2005, Mr. Avery had served as the Director of Research for IICO and for WRIMCO and its predecessor. He holds a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Mr. Caldwell has been a portfolio manager for the Fund since its inception. His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors. Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst. In January 2003, he was appointed an investment analyst, and in June 2005, was named assistant portfolio manager funds managed by WRIMCO or IICO. Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas. He is currently pursuing the Chartered Financial Analyst designation.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in each Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/LAZARD EMERGING MARKETS FUND, PLEASE REPLACE MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") EMERGING MARKETS INDEX WITH MSCI EMERGING MARKETS INDEX.


FOR THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, PLEASE DELETE FOOTNOTE 1 IN ITS ENTIRETY.


FOR THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, PLEASE CHANGE ALL REFERENCES TO MORGAN STANLEY CAPITAL INTERNATIONAL, INC. TO MSCI, INC. IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS)."


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/MELLON CAPITAL MANAGEMENT GLOBAL ALPHA FUND*

INVESTMENT OBJECTIVES. The investment objective of the JNL/Mellon Capital Management Global Alpha Fund is to seek total return.

PRINCIPAL INVESTMENT STRATEGIES. To achieve this objective, the Fund uses a variety of investment strategies, sometimes referred to as absolute return strategies, to produce returns with low correlation with, and less volatility than, major markets over a complete market cycle; typically a period of several years. The Fund is not managed to a benchmark index. Rather than managing to track a benchmark index, the Fund seeks to provide returns that are largely independent of market moves.

The Fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities. The Fund's investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe. The Fund ordinarily invests in at least three countries. The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the Fund's portfolio managers to implement investment decisions quickly and cost-effectively. The Fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income.

The Fund's Sub-Adviser seeks to deliver value added excess returns ("alpha") by applying a systematic, quantitative investment approach designed to identify and exploit relative misvaluations across and within global capital markets. Active investment decisions to take long or short positions in individual country, equity, bond, and currency markets are driven by this quantitative investment process and seek to capitalize on alpha generating opportunities within and among the major developed capital markets of the world. To construct a portfolio of long and short positions, the portfolio managers calculate the expected returns for the asset classes in such countries and then evaluate the relative value of stock and bond markets across equity markets, across bond markets, and among currencies. The portfolio managers have considerable latitude in allocating the Fund's assets and in selecting derivative instruments and securities to implement the Fund's investment approach, and there is no limitation as to the amount of Fund assets required to be invested in any one asset class. The Fund's portfolio will not have the same characteristics as its performance baseline benchmark - the Citibank 30-Day Treasury Bill Index - because the Fund seeks excess return above the benchmark. The portfolio managers also assess and manage the overall risk profile of the Fund's portfolio.

For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive expected returns for stocks, bonds, and currencies in each country. The models then incorporate the risk and correlation of those assets with robust risk controls in order to come up with a portfolio that is expected to produce positive returns that have a low correlation with major markets. The portfolio managers tend to favor markets in developed countries that have attractive valuations on a risk adjusted basis.

For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among long-term government bond markets. The most relevant long-term bond yield within each country serves as the expected return for each bond market. The portfolio managers tend to favor developed countries whose bonds have been identified as offering greater return for bearing inflation and interest rate risks.

The portfolio managers determine the relative value of equities versus bonds within a specific country market by comparing the expected returns for the country's equities and bonds. When assessing the relative valuation of equity versus bond markets, the portfolio managers are measuring the "risk premium" within a country, that is, whether there is, and, if so, how much of, an increased return for having investment exposure to asset classes that are perceived to be riskier. The portfolio managers then determine the allocation of the Fund's assets between the country's equity and bond markets.

The portfolio managers evaluate currencies on a relative valuation basis and overweight exposure to currencies that are undervalued and underweight exposure to currencies that are overvalued based on real interest rates, purchasing power parity, and other proprietary measures.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy. The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund. Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. The Fund also may purchase or sell securities on a forward commitment (including "TBA" (to be announced) basis). These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund may "sell short" securities and other instruments that it does not own, with the intention of purchasing them back later at a lower price, enabling the fund to profit if prices fall.. The portfolio managers, however, intend to employ financial instruments, such as futures, options, forward contracts, swaps and other derivative instruments, as an alternative to selling a security short. Short-selling is considered "leverage" and involves unlimited risk. The Fund also may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

PRINCIPAL RISKS OF INVESTING IN EACH FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        ALLOCATION RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        FOREIGN SECURITIES RISK
o        INDUSTRY CONCENTRATION RISK
o        INTEREST RATE RISK
o        ISSUER RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        NON-DIVERSIFICATION RISK
o        SHORT SALES RISK
o        TAX RISK
o        U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Funds will commence investment operations on or about the date of this prospectus. Therefore, performance information has not been presented for the Funds.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.


SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
                                                                                                     CLASS A
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         1.15%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.36%
---------------------------------------------------------------------------------------------- ---------------------

* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of each Fund. The example also assumes that each Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                               CLASS A
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $138
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $431
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF EACH FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of this risk.

The SAI has more information about each Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Mellon Capital Management Global Alpha Fund is Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund's portfolio are:

Helen Potter, CFA is a Managing Director, Asset Allocation for Mellon Capital where she has managed investment portfolios since 1996. Prior to joining Mellon Capital, Ms. Potter held research and portfolio management positions at Quantilogic Asset Management gaining extensive experience in the global asset allocation field. Ms. Potter manages all global and domestic asset allocation products and staff. She is responsible for articulating asset allocation strategies to clients and prospects, as well as participating in the refinement of current strategies and the development of new strategies.

Vassilis Dagioglu is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 11 years of investment experience and has been with Mellon Capital for 10 years. In 2006, Mr. Dagioglu was promoted to Director and in 2007 he was promoted to his current position as Managing Director. Mr. Dagioglu co-manages a team of portfolio managers implementing the firm's global asset allocation strategies. He is responsible for the design and implementation of global portfolio management analytical systems. Mr. Dagioglu holds an M.B.A. from University of California at Berkeley and prior to joining Mellon Capital, he designed and implemented financial information systems for IBM Global Services and Sybase.

James Stavena is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 17 years of investment experience and has been with Mellon Capital for 11 years. In 2006, Mr. Stavena was promoted to Director and in 2007 he was promoted to his current position as Managing Director. Mr. Stavena oversees a team of portfolio managers responsible for global asset allocation, currency overlay and enhanced tactical asset allocation strategies. Mr. Stavena holds an M.B.A. from Rice University and prior to joining Mellon Capital, he was a derivatives portfolio manager with CS First Boston and HSBC Midland Bank.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in each Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, IN THE SECTION ENTITLED "PERFORMANCE", PLEASE ADD THE FOLLOWING PARAGRAPH TO THE END OF THE
SECTION:

Effective September 28, 2009, the JNL/PPM America Core Equity Fund ("Acquired Fund") was combined with JNL/Mellon Capital Management S&P 500 Index Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.


FOR THE JNL/OPPENHEIMER GLOBAL GROWTH FUND, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING PARAGRAPH AFTER THE THIRD PARAGRAPH:

For information on regulatory and litigation matters, please see the section entitled "More About the Funds".


FOR THE JNL/SELECT MONEY MARKET FUND, IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS)", PLEASE ADD THE FOLLOWING PARAGRAPHS TO THE END OF THE SECTION:

DIVIDENDS:

The JNL/Select Money Market Fund intends to maintain, to the extent practicable, a constant per share NAV of $1.00. The Fund expects to declare and pay dividends on a daily basis on each class so long as the income attributable to that class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see "PURCHASES, REDEMPTIONS AND PRICING OF SHARES" in the SAI. For a description of the allocation of expenses among fund share classes, see "Classes of Shares and Distribution Plans" in the prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share NAV of $1.00. When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/T. ROWE PRICE SHORT-TERM BOND FUND (FORMERLY, JNL/GOLDMAN SACHS SHORT DURATION BOND FUND)*

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/T.  Rowe  Price
Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

PRINCIPAL INVESTMENT STRATEGIES. The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds. The Fund's average effective maturity will not exceed three years. The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser. The Fund may continue to hold a security that has been downgraded or loses its investment grade rating after purchase. Junk bond debt is not a principal investment risk for the Fund.

Within this broad structure, investment decisions reflect the Sub-Adviser's outlook for interest rates and the economy as well as the prices and yields of the various securities. For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund's program) that would provide higher yields and appreciation potential.

In keeping with the Fund's objective, it may also invest in securities, including futures, options, swaps, and other derivative-type instruments. Call or put options may be purchased or sold on securities, futures, financial indices, and foreign currencies. Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps (swaptions). Futures, options, and swaps may be used for a variety of purposes including but not limited to, manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit exposure.

The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Fund's securities may change after they are purchased, and this may cause the amount of the Fund's assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        DERIVATIVES RISK
o        EXTENSION RISK
o        FOREIGN SECURITIES RISK
o        INTEREST RATE RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
o        PREPAYMENT RISK
o        U.S. GOVERNMENT SECURITIES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

T. Rowe Price Associates, Inc. has been serving as the Sub-Adviser to this Fund since September 28, 2009. Returns shown for the period prior to that date reflect the results achieved by a prior Sub-Adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

4.82%     -5.97%
----------------
2007       2008

In the periods shown in the chart, the Fund's highest quarterly return was 1.80% (3rd quarter of 2006) and its lowest quarterly return was 0.67% (2nd quarter of 2007).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
------------------------------------------------------------------------------------------ ----------------------- -----------------
                                                                                                   1 year            Life of Fund*
------------------------------------------------------------------------------------------ ----------------------- -----------------
JNL/T. Rowe Price Short-Term Bond Fund (Class A)                                                   -5.97%                 0.60%
Merrill Lynch 1-3 Year Treasury Index                                                               6.61%                 6.43%
Barclays Capital 1-3 Yr Government/Credit Index                                                     4.97%                 5.75%
------------------------------------------------------------------------------------------ ----------------------- -----------------

* The Fund began operations on May 1, 2006. Prior to September 28, 2009, the Fund was managed by Goldman Sachs Asset Management, L.P.

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index consisting of all public U.S. Treasury obligations having maturities from 1 to 2.99 years and reflects total return.

Barclays Capital 1-3 Yr Government/Credit Index measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with maturities of one to three years.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           0.54%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                        0.02%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    0.76%
------------------------------------------------------------------------------------------------ --------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $78
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                          $243
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                          $422
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                         $942
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/T. Rowe Price Short-Term Bond Fund is T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company, the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Edward A. Wiese. Mr. Wiese has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund's investment program. Mr.Wiese has been chairman of the committee since 1995. Since joining T. Rowe Price in 1984, Mr. Wiese's responsibilities have included managing multi-currency portfolios in London, managing the firm's taxable money market funds and overseeing the development and management of synthetic Guaranteed Investment Contract products.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, AND THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, PLEASE MAKE THE FOLLOWING CHANGES TO THE LIST OF UNDERLYING FUNDS FOR THE JNL SERIES TRUST:

--------------------------------------------------------------------- --------------------------------------------------------------
REMOVE THE FOLLOWING FUNDS:                                           ADD THE FOLLOWING FUNDS:
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
JNL/Credit Suisse Global Natural Resources Fund                       JNL/Credit Suisse Commodity Securities Fund
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
JNL/Goldman Sachs Short Duration Bond Fund                            JNL/Ivy Asset Strategy Fund
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
JNL/PPM America Core Equity Fund                                      JNL/Mellon Capital Management Global Alpha Fund
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
                                                                      JNL/T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------- --------------------------------------------------------------


FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, AND THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, IN THE SECTION ENTITLED "PERFORMANCE", PLEASE ADD THE FOLLOWING PARAGRAPHS TO THE END OF THE SECTION:

Effective September 28, 2009, the JNL/S&P Retirement Income Fund ("Acquired Fund") was combined with JNL/S&P Managed Moderate Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/S&P Retirement 2015 Fund ("Acquired Fund") was combined with JNL/S&P Managed Moderate Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/S&P Retirement 2020 Fund ("Acquired Fund") was combined with JNL/S&P Managed Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/S&P Retirement 2025 Fund ("Acquired Fund") was combined with JNL/S&P Managed Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.


IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE
JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, AND THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

Massimo Santicchia, John W. Krey and Safia B. Mehta share the primary responsibility for the development of the investment allocations of each Fund.


IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE
JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, AND THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, PLEASE ADD THE FOLLOWING IMMEDIATELY FOLLOWING THE FOURTH PARAGRAPH:

Ms. Mehta has been a Senior Portfolio Officer at SPIAS since June 2009. Prior to joining SPIAS, Ms. Mehta was a Director, Global & Regional Services at Alliance Berstein from 2007 to 2008. From 2004 to 2007, Ms. Mehta was Vice President, Head of Retirement Investments at Prudential Financial. Ms. Mehta is a graduate of the University of Toronto and holds the Chartered Financial Analyst (CFA) designation and a Chartered Accountant License (CA). She is a member of the New York Society of Security Analysts, Stamford Society of Security Analysts, CFA Institute and the Canadian Institute of Chartered Accountants.


PLEASE ADD THE FOLLOWING RISK DISCLOSURES TO THE SECTION ENTITLED "GLOSSARY OF PRINCIPAL RISKS":

COMMODITY RISK - The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund's net asset value), and there can be no assurance that the Fund's use of leverage will be successful.

MODEL RISK - The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

TAX RISK - In order to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income and capital gains. The Internal Revenue Service ("IRS") has issued a ruling that causes certain income from commodity-linked swaps, in which the Fund invests to gain exposure to the DJ-UBS Index, to not be considered qualifying income. Any income the Fund derives from direct investments in such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of the Fund's gross income. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income at regular corporate rates (without regard to the dividends paid deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.


PLEASE DELETE THE FOLLOWING RISK DISCLOSURE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING TO THE SECTION ENTITLED "GLOSSARY OF PRINCIPAL RISKS":

DERIVATIVES RISK - Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund's/Underlying Fund's Sub-Adviser must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment. For index funds the derivatives purchased are priced on the index that the Sub-Adviser is tracking. The Fund's/Underlying Fund's Sub-Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund/Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund/Underlying Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund/Underlying Fund, depending on the nature and extent of the derivatives in the Fund's/Underlying Fund's portfolio. If the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio. Instability in the market can threaten the ability of the Fund to fulfill its obligation to deliver the underlying debt security to the underlying credit default swaps' seller. The Funds may also be exposed to "Counterparty Risk" (as set forth herein) when entering into agreements related to derivatives instruments or purchasing derivatives instruments.


IN THE SECTION ENTITLED "INVESTMENT ADVISER", PLEASE DELETE THE LAST PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


IN THE SECTION ENTITLED "MANAGEMENT FEE", PLEASE DELETE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Credit Suisse Commodity Securities Fund           $0 to $300 million                                       .70%
                                                      Over $300 million                                        .60%
----------------------------------------------------- ---------------------------------- ---------------------------


IN THE SECTION ENTITLED  "MANAGEMENT FEE", PLEASE ADD THE FOLLOWING FUNDS TO THE
CHART:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Ivy Asset Strategy Fund                           $0 to $500 million                                       .90%
                                                      Over $500 million                                        .85%
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Mellon Capital Management Global Alpha Fund       $0 to $500 million                                      1.00%
                                                      Over $500 million                                        .90%
----------------------------------------------------- ---------------------------------- ---------------------------


IN THE SECTION ENTITLED "MANAGEMENT FEE", PLEASE DELETE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/T. Rowe Price Short-Term Bond Fund                $0 to $250 million                                       .45%
                                                      Over $250 million                                        .40%
----------------------------------------------------- ---------------------------------- ---------------------------


IN THE SECTION ENTITLED "ADMINISTRATIVE FEE", PLEASE DELETE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Credit Suisse Commodity Securities Fund                                    All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------


IN THE SECTION ENTITLED "ADMINISTRATIVE FEE", PLEASE DELETE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/T. Rowe Price Short-Term Bond Fund                                         All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------


IN THE SECTION ENTITLED "ADMINISTRATIVE FEE" PLEASE ADD THE FOLLOWING FUNDS TO THE CHART:

----------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Ivy Asset Strategy Fund                                                    All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Mellon Capital Management Global Alpha Fund                                All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------


IN THE SECTION ENTITLED "FINANCIAL HIGHLIGHTS", DELETE THE PARAGRAPHS AND THE FINANCIAL HIGHLIGHTS TABLE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The following table provides selected per share data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2009 (semi-annual report) has not been audited.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM INTERNATIONAL GROWTH FUND

Class A
     06/30/2009              6.88          0.10           0.72           0.82             -                  -          7.70
     12/31/2008             15.74          0.27          (6.68)         (6.41)        (0.06)             (2.39)         6.88
     12/31/2007             14.55          0.30           1.10           1.40         (0.21)                 -          15.74
     12/31/2006             12.03          0.18           2.55           2.73         (0.21)                 -          14.55
     12/31/2005             11.04          0.14           1.04           1.18         (0.19)                 -          12.03
     12/31/2004              9.61          0.10           1.47           1.57         (0.14)                 -          11.04
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
     06/30/2009              8.67          0.02           0.34           0.36             -                  -          9.03
     12/31/2008             14.93          0.04          (5.69)         (5.65)        (0.02)             (0.59)         8.67
     12/31/2007             13.49          0.02           2.09           2.11         (0.01)             (0.66)        14.93
     12/31/2006             12.51          0.02           0.96           0.98          0.00 (F)              -         13.49
     12/31/2005             11.67          0.00           0.84           0.84             -                  -         12.51
     12/31/2004             10.61          0.01           1.05           1.06             -                  -         11.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM GLOBAL REAL ESTATE FUND

Class A
     06/30/2009              5.79          0.11           0.12           0.23             -                  -          6.02
     12/31/2008             12.44          0.31          (4.96)         (4.65)        (0.23)             (1.77)         5.79
     12/31/2007             15.80          0.20          (2.58)         (2.38)        (0.17)             (0.81)        12.44
     12/31/2006             11.70          0.42           3.84           4.26         (0.05)             (0.11)        15.80
 05/02(A)-12/31/2005        10.00          0.21           1.49           1.70             -                  -         11.70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM INTERNATIONAL GROWTH FUND

Class A
     06/30/2009               11.92 (T)      279,782          23          1.05          2.92             n/a            n/a
     12/31/2008              (40.94)         249,897          53          1.03          2.10             n/a            n/a
     12/31/2007                9.70          475,302         105          1.03          1.90             n/a            n/a
     12/31/2006               22.67          259,811          12          1.06          1.35             n/a            n/a
     12/31/2005               10.69          201,554          71          1.08          1.25             n/a            n/a
     12/31/2004               16.34           94,998          75          1.17          0.96            1.19           0.94
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
     06/30/2009                4.15          439,432          32          0.98          0.53             n/a            n/a
     12/31/2008              (37.66)         350,826          56          0.97          0.29             n/a            n/a
     12/31/2007               15.75          525,103          71          0.99          0.17             n/a            n/a
     12/31/2006                7.86          396,703          90          1.00          0.12             n/a            n/a
     12/31/2005                7.23          361,417         101          1.01          0.03             n/a            n/a
     12/31/2004                9.99          191,003          96          1.07          0.09            1.10           0.06
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM GLOBAL REAL ESTATE FUND

Class A
     06/30/2009                3.97          188,069          37          1.07          4.41             n/a            n/a
     12/31/2008              (35.71)         145,218         117          1.03          2.78             n/a            n/a
     12/31/2007              (15.01)         184,451          76          1.02          1.29             n/a            n/a
     12/31/2006               36.38          254,557          37          1.02          2.98             n/a            n/a
 05/02(A)-12/31/2005          17.00           79,209          36          1.05          3.37             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
     06/30/2009            $ 7.50       $ (0.01)        $ 0.96         $ 0.95           $ -                $ -        $ 8.45
     12/31/2008             14.82         (0.04)         (5.95)         (5.99)            -              (1.33)         7.50
     12/31/2007             14.27         (0.10)          1.71           1.61             -              (1.06)        14.82
     12/31/2006             13.52         (0.11)          2.07           1.96             -              (1.21)        14.27
     12/31/2005             12.47         (0.08)          1.13           1.05             -                  -         13.52
     12/31/2004             11.67         (0.12)          0.92           0.80             -                  -         12.47
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND

Class A
     06/30/2009              7.35          0.09           0.31           0.40             -                  -          7.75
     12/31/2008             11.95          0.25          (3.67)         (3.42)        (0.12)             (1.06)         7.35
     12/31/2007             11.92          0.20           0.72           0.92         (0.14)             (0.75)        11.95
     12/31/2006             11.03          0.18           1.01           1.19         (0.10)             (0.20)        11.92
     12/31/2005             10.02          0.12           0.89           1.01             -                  -         11.03
     12/31/2004              9.27          0.12           0.75           0.87         (0.12)                 -         10.02
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND

Class A
     06/30/2009             15.33          0.16           1.98           2.14             -                  -         17.47
     12/31/2008             26.67          0.44         (11.78)        (11.34)            -                  -         15.33
     12/31/2007             22.23         (0.03)          4.62           4.59         (0.15)                 -         26.67
     12/31/2006             19.68          0.07           2.55           2.62         (0.07)                 -         22.23
     12/31/2005             19.41          0.08           0.29           0.37         (0.10)                 -         19.68
     12/31/2004             17.43          0.10           1.88           1.98             -                  -         19.41
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND

Class A
     06/30/2009              4.53          0.04           1.10           1.14             -                  -          5.67
     12/31/2008              9.87          0.14          (5.47)         (5.33)        (0.01)                 -          4.53
12/03(A) - 12/31/2007       10.00          0.00          (0.13)         (0.13)            -                  -          9.87
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
     06/30/2009               12.67 %         $ 59,167         12%        1.16 %         (0.27)%           n/a            n/a
     12/31/2008                (39.73)          40,314          42          1.16         (0.32)            n/a            n/a
     12/31/2007                 11.37           73,951          37          1.15         (0.64)            n/a            n/a
     12/31/2006                 14.49           53,265          54          1.16         (0.79)            n/a            n/a
     12/31/2005                  8.42           49,776          65          1.16         (0.67)            n/a            n/a
     12/31/2004                  6.86           44,358          93          1.16         (0.92)           1.18          (0.94)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND

Class A
     06/30/2009                  5.44          202,120          44          1.01          2.50             n/a            n/a
     12/31/2008                (28.29)         183,572          70          1.01          2.37             n/a            n/a
     12/31/2007                  7.96          197,825         155          0.98          1.60             n/a            n/a
     12/31/2006                 10.79          162,743          62          1.02          1.55             n/a            n/a
     12/31/2005                 10.09          127,908          83          1.01          1.22             n/a            n/a
     12/31/2004                  9.42          104,564         164          1.03          1.25            1.04           1.24
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND

Class A
     06/30/2009                 13.96 (U)      211,354          52          1.10          2.18             n/a            n/a
     12/31/2008                (42.52)         163,107          96          1.09          2.04             n/a            n/a
     12/31/2007                 20.65          232,460         195          1.10         (0.11)            n/a            n/a
     12/31/2006                 13.31          160,207         116          1.10          0.35             n/a            n/a
     12/31/2005                  1.91          188,593         264          1.10          0.30             n/a            n/a
     12/31/2004                 11.36          217,952         296          1.11          0.58            1.21           0.48
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND

Class A
     06/30/2009                 25.17           74,253          20          1.31          1.79             n/a            n/a
     12/31/2008                (54.00)          44,755          53          1.31          1.88             n/a            n/a
12/03(A) - 12/31/2007           (1.30)          73,063           2          1.30          0.22             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND

Class A
     06/30/2009            $13.99        $ 0.09         $ 1.58         $ 1.67           $ -                $ -       $ 15.66
     12/31/2008             23.68          0.06          (9.75)         (9.69)         0.00 (F)              -         13.99
     12/31/2007             21.58          0.00           2.10           2.10             -                  -         23.68
     12/31/2006             20.63         (0.01)          0.96           0.95             -                  -         21.58
     12/31/2005             19.71         (0.05)          0.97           0.92             -                  -         20.63
     12/31/2004             17.65         (0.02)          2.08           2.06             -                  -         19.71
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND

Class A
     06/30/2009              6.31          0.07           1.16           1.23             -                  -          7.54
     12/31/2008             13.90          0.20          (7.35)         (7.15)        (0.01)             (0.43)         6.31
 01/16(A) - 12/31/2007      10.00          0.07           3.83           3.90             -                  -         13.90
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND

Class A
     06/30/2009              6.11          0.03           0.15           0.18             -                  -          6.29
     12/31/2008             10.85          0.09          (4.22)         (4.13)            -              (0.61)         6.11
 01/16(A) - 12/31/2007      10.00         (0.02)          0.87           0.85             -                  -         10.85
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
     06/30/2009              4.96          0.03           0.63           0.66             -                  -          5.62
     12/31/2008             14.53          0.16          (5.92)         (5.76)        (0.34)             (3.47)         4.96
     12/31/2007             17.22          0.20          (0.12)          0.08         (0.35)             (2.42)        14.53
     12/31/2006             15.33          0.15           1.74           1.89          0.00 (F)              -         17.22
     12/31/2005             14.96          0.14           0.36           0.50         (0.13)                 -         15.33
     12/31/2004             14.17          0.11           0.79           0.90         (0.11)                 -         14.96
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND

Class A
     06/30/2009               11.94 %        $ 330,085         26%         0.99 %        1.33 %           n/a            n/a
     12/31/2008               (40.92)         195,824          47          0.99          0.29             n/a            n/a
     12/31/2007                 9.73          226,712         190          1.00         (0.01)            n/a            n/a
     12/31/2006                 4.60          186,424          89          0.99         (0.07)            n/a            n/a
     12/31/2005                 4.67          216,007          77          0.99         (0.18)            n/a            n/a
     12/31/2004                11.67          295,491         154          1.00         (0.09)           1.02          (0.11)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND

Class A
     06/30/2009                19.49          364,894          77          1.05          2.10             n/a            n/a
     12/31/2008               (51.30)         214,651          71          1.04          1.67             n/a            n/a
 01/16(A) - 12/31/2007         39.00          388,379          51          1.05          0.57             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND

Class A
     06/30/2009                 2.95           70,697         315          1.59 (G)      1.06             n/a            n/a
     12/31/2008               (37.68)          41,879         455          1.59 (G)      0.98             n/a            n/a
 01/16(A) - 12/31/2007          8.50           68,632         240          2.26 (G)     (0.19)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
     06/30/2009                13.31           57,630          20          0.96          1.18             n/a            n/a
     12/31/2008               (39.04)          42,644          57          0.96          1.35             n/a            n/a
     12/31/2007                 0.59           81,088          43          0.94          1.13             n/a            n/a
     12/31/2006                12.35          177,972         109          0.96          0.92             n/a            n/a
     12/31/2005                 3.37          244,280         106          0.96          0.77             n/a            n/a
     12/31/2004                 6.32          357,978         101          0.96          0.85            1.00           0.81
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
     06/30/2009            $11.91       $ (0.01)        $ 1.05         $ 1.04           $ -               $ -       $ 12.95
     12/31/2008             20.73         (0.04)         (7.93)         (7.97)            -              (0.85)        11.91
     12/31/2007             22.19         (0.11)          2.65           2.54             -              (4.00)        20.73
     12/31/2006             20.13         (0.15)          4.17           4.02             -              (1.96)        22.19
     12/31/2005             19.97         (0.15)          0.66           0.51             -              (0.35)        20.13
     12/31/2004             16.81         (0.12)          3.28           3.16             -                  -         19.97
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND

Class A
     06/30/2009              5.92          0.08           0.32           0.40             -                  -          6.32
     12/31/2008              9.99          0.17          (4.24)         (4.07)         0.00 (F)           0.00 (F)      5.92
 01/16(A) - 12/31/2007      10.00          0.11          (0.05)          0.06         (0.06)             (0.01)         9.99
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
     06/30/2009              7.39          0.29           0.65           0.94             -                  -          8.33
     12/31/2008             10.53          0.66          (3.79)         (3.13)        (0.01)                 -          7.39
     12/31/2007             10.70          0.60          (0.40)          0.20         (0.35)             (0.02)        10.53
 05/01(A)-12/31/2006        10.00          0.34           0.64           0.98         (0.26)             (0.02)        10.70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND

Class A
     06/30/2009              6.20          0.07           0.21           0.28             -                  -          6.48
     12/31/2008             10.02          0.14          (3.94)         (3.80)            -              (0.02)         6.20
 01/16(A) - 12/31/2007      10.00          0.16          (0.14)          0.02             -                  -         10.02
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
     06/30/2009            $  8.73 %        $ 189,622         51%        1.04 %         (0.12)%           n/a            n/a
     12/31/2008               (38.34)         164,108          69          1.03         (0.25)            n/a            n/a
     12/31/2007                12.14          231,713          81          1.03         (0.45)            n/a            n/a
     12/31/2006                20.03          199,096          68          1.05         (0.67)            n/a            n/a
     12/31/2005                 2.52          159,471          57          1.06         (0.72)            n/a            n/a
     12/31/2004                18.80          169,746          53          1.06         (0.76)           1.07          (0.77)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND

Class A
     06/30/2009                 6.76          264,499           3          1.11          2.91             n/a            n/a
     12/31/2008               (40.72)         236,023          11          1.11          2.18             n/a            n/a
 01/16(A) - 12/31/2007          0.63          318,542           3          1.10          1.15             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
     06/30/2009                12.72          522,918          26          1.02          7.65             n/a            n/a
     12/31/2008               (29.74)         432,233          56          1.00          7.05             n/a            n/a
     12/31/2007                 1.85          549,659          21 (I)      1.02          5.45             n/a            n/a
 05/01(A)-12/31/2006            9.78           64,653          43          1.10          4.85             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND

Class A
     06/30/2009                 4.52          291,530          27          1.16 (J)      2.25             n/a            n/a
     12/31/2008               (37.90)         255,941          49          1.08 (J)      1.67             n/a            n/a
 01/16(A) - 12/31/2007          0.20          344,535          33          1.07 (J)      1.60             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
     06/30/2009            $ 6.56        $ 0.04         $ 0.35         $ 0.39           $ -                $ -        $ 6.95
     12/31/2008             11.38          0.11          (3.97)         (3.86)        (0.10)             (0.86)         6.56
     12/31/2007             12.86          0.11          (0.90)         (0.79)        (0.09)             (0.60)        11.38
     12/31/2006             11.03          0.08           1.88           1.96         (0.02)             (0.11)        12.86
 05/02(A)-12/31/2005        10.00          0.02           1.01           1.03             -                  -         11.03
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND

Class A
     06/30/2009             10.71          0.25           0.43           0.68             -                  -         11.39
     12/31/2008             12.01          0.55          (1.18)         (0.63)        (0.48)             (0.19)        10.71
     12/31/2007             11.60          0.57           0.23           0.80         (0.39)                 -         12.01
     12/31/2006             11.08          0.54          (0.01)          0.53         (0.01)                 -         11.60
     12/31/2005             11.47          0.44          (0.14)          0.30         (0.48)             (0.21)        11.08
     12/31/2004             11.40          0.56           0.23           0.79         (0.53)             (0.19)        11.47
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Class A
     06/30/2009              9.67          0.24           1.01           1.25             -                  -         10.92
 10/06(A)-12/31/2008        10.00          0.09          (0.42)         (0.33)            -                  -          9.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
     06/30/2009              6.51          0.04           0.30           0.34             -                  -          6.85
     12/31/2008             12.82          0.09          (4.82)         (4.73)        (0.11)             (1.47)         6.51
     12/31/2007             12.96          0.14           0.22           0.36         (0.08)             (0.42)        12.82
     12/31/2006             11.39          0.11           1.68           1.79         (0.04)             (0.18)        12.96
 05/02(A)-12/31/2005        10.00          0.06           1.33           1.39             -                  -         11.39

Class B
     06/30/2009              6.50          0.06           0.29           0.35             -                  -          6.85
     12/31/2008             12.83          0.12          (4.85)         (4.73)        (0.13)             (1.47)         6.50
     12/31/2007             12.99          0.16           0.22           0.38         (0.12)             (0.42)        12.83
     12/31/2006             11.40          0.13           1.70           1.83         (0.06)             (0.18)        12.99
 05/02(A)-12/31/2005        10.00          0.07           1.33           1.40             -                  -         11.40
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
     06/30/2009              5.95 %        $ 113,632          1%        1.16 %        1.31 %             n/a            n/a
     12/31/2008              (33.23)          86,399          14          1.16          1.10             n/a            n/a
     12/31/2007               (6.14)         100,289          26          1.16          0.80             n/a            n/a
     12/31/2006               17.71          130,608           6          1.16          0.67             n/a            n/a
 05/02(A)-12/31/2005          10.30           72,399           5          1.14          0.39             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND

Class A
     06/30/2009                6.35          616,388         548          0.90          4.55             n/a            n/a
     12/31/2008               (5.17)         564,785         462          0.90          4.76             n/a            n/a
     12/31/2007                6.91          614,033         186 (K)      0.91          4.79             n/a            n/a
     12/31/2006                4.77          460,890         113 (K)      0.92          4.81             n/a            n/a
     12/31/2005                2.62          338,943          97 (K)      0.93          4.44             n/a            n/a
     12/31/2004                6.91          236,706          74 (K)      0.94          4.63             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Class A
     06/30/2009               12.93           76,578          75          1.11          4.72             n/a            n/a
 10/06(A)-12/31/2008          (3.30)          28,973          44          1.11          3.92             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
     06/30/2009                5.22          170,207          57          1.04          1.34             n/a            n/a
     12/31/2008              (36.09)         134,460          98          1.04          0.83             n/a            n/a
     12/31/2007                2.80          169,388         117          1.03          1.01             n/a            n/a
     12/31/2006               15.73          144,432          47          1.05          0.90             n/a            n/a
 05/02(A)-12/31/2005          13.90           85,789          34          1.06          1.02             n/a            n/a

Class B
     06/30/2009                5.38            5,144          57          0.84          1.79             n/a            n/a
     12/31/2008              (36.03)             244          98          0.84          1.11             n/a            n/a
     12/31/2007                2.97              210         117          0.83          1.16             n/a            n/a
     12/31/2006               16.06              206          47          0.85          1.09             n/a            n/a
 05/02(A)-12/31/2005          14.00              151          34          0.86          1.22             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
     06/30/2009            $ 9.36        $ 0.15         $ 0.24         $ 0.39           $ -                $ -        $ 9.75
     12/31/2008             10.49          0.40          (1.04)         (0.64)        (0.45)             (0.04)         9.36
     12/31/2007             10.31          0.49           0.01           0.50         (0.32)                 -         10.49
 05/01(A)-12/31/2006        10.00          0.31           0.00           0.31             -                  -         10.31
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
     06/30/2009              5.72          0.12           0.21           0.33             -                  -          6.05
     12/31/2008             14.35          0.38          (6.85)         (6.47)        (0.25)             (1.91)         5.72
     12/31/2007             14.02          0.27           1.36           1.63         (0.17)             (1.13)        14.35
     12/31/2006             10.94          0.26           3.23           3.49         (0.08)             (0.33)        14.02
     12/31/2005              9.29          0.13           1.59           1.72         (0.01)             (0.06)        10.94
     12/31/2004              7.65          0.07           1.65           1.72         (0.08)                 -          9.29
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND

Class A
     06/30/2009             11.15         (0.01)          1.54           1.53             -                  -         12.68
     12/31/2008             20.07         (0.05)         (8.87)         (8.92)            -                  -         11.15
     12/31/2007             18.59         (0.03)          1.51           1.48             -                  -         20.07
     12/31/2006             16.59         (0.01)          2.01           2.00             -                  -         18.59
     12/31/2005             15.67         (0.02)          0.99           0.97         (0.05)                 -         16.59
     12/31/2004             13.28          0.05           2.34           2.39             -                  -         15.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
     06/30/2009             12.25          0.17          (0.01)          0.16             -                  -         12.41
     12/31/2008             11.74          0.49           0.27           0.76         (0.25)                 -         12.25
     12/31/2007             11.43          0.53           0.20           0.73         (0.42)                 -         11.74
     12/31/2006             11.07          0.46          (0.10)          0.36             -                  -         11.43
     12/31/2005             11.31          0.41          (0.14)          0.27         (0.41)             (0.10)        11.07
     12/31/2004             11.47          0.54          (0.10)          0.44         (0.53)             (0.07)        11.31
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
     06/30/2009             4.17 %        $ 375,818         89%          0.75 %        3.09 %           n/a            n/a
     12/31/2008              (5.97)         295,409         134          0.74          3.86             n/a            n/a
     12/31/2007               4.82          311,237          73 (L)      0.75          4.62             n/a            n/a
 05/01(A)-12/31/2006          3.10          327,071         109 (L)      0.74          4.52             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
     06/30/2009               5.77          389,384          44          1.04          4.58             n/a            n/a
     12/31/2008             (44.49)         346,379          90          1.01          3.40             n/a            n/a
     12/31/2007              11.97          727,077          98          1.01          1.81             n/a            n/a
     12/31/2006              31.98          485,663          83          1.04          2.09             n/a            n/a
     12/31/2005              18.57          234,118          72          1.08          1.63             n/a            n/a
     12/31/2004              22.54           82,081          90          1.13          1.14             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND

Class A
     06/30/2009              13.72          118,195          52          1.01         (0.19)            n/a            n/a
     12/31/2008             (44.44)          91,958         105          1.02         (0.30)            n/a            n/a
     12/31/2007               7.96          184,228         184          1.01         (0.16)            n/a            n/a
     12/31/2006              12.06          221,504         151          1.01         (0.07)            n/a            n/a
     12/31/2005               6.16          217,173         149          1.01         (0.11)            n/a            n/a
     12/31/2004              18.00          210,402         232          1.02          0.39            1.04           0.37
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
     06/30/2009               1.31          636,580          10          0.73          2.70             n/a            n/a
     12/31/2008               6.53          680,849          14          0.76          4.06             n/a            n/a
     12/31/2007               6.38          265,662          57 (M)      0.78          4.51             n/a            n/a
     12/31/2006               3.25          235,088         114 (M)      0.79          4.16             n/a            n/a
     12/31/2005               2.35          214,590          39 (M)      0.79          3.76             n/a            n/a
     12/31/2004               3.85          197,863          65 (M)      0.79          3.92             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

Class A
     06/30/2009            $ 5.88        $ 0.11         $ 1.80         $ 1.91           $ -                $ -        $ 7.79
     12/31/2008             14.47          0.38          (7.64)         (7.26)        (0.08)             (1.25)         5.88
     12/31/2007             10.99          0.18           3.32           3.50         (0.02)                 -         14.47
 05/01(A)-12/31/2006        10.00          0.10           0.89           0.99             -                  -         10.99
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP EQUITY FUND

Class A
     06/30/2009              6.82          0.03           0.70           0.73             -                  -          7.55
     12/31/2008             11.47          0.15          (4.62)         (4.47)        (0.13)             (0.05)         6.82
     12/31/2007             14.08          0.11          (0.50)         (0.39)        (0.08)             (2.14)        11.47
     12/31/2006             13.54          0.07           1.89           1.96         (0.07)             (1.35)        14.08
     12/31/2005             14.66          0.07           1.24           1.31         (0.06)             (2.37)        13.54
     12/31/2004             13.16          0.02           3.21           3.23         (0.02)             (1.71)        14.66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND

Class A
     06/30/2009              8.42          0.07           1.06           1.13             -                  -          9.55
 10/06(A)-12/31/2008        10.00             -          (1.58)         (1.58)            -                  -          8.42
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND

Class A
     06/30/2009              8.35          0.09           0.85           0.94             -                  -          9.29
 10/06(A)-12/31/2008        10.00          0.02          (1.66)         (1.64)        (0.01)                 -          8.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL/LAZARD EMERGING MARKETS FUND

Class A
     06/30/2009             32.48 %      $ 373,242          28%         1.30 %        3.37 %           n/a            n/a
     12/31/2008            (50.05)         211,608          64          1.28          3.21             n/a            n/a
     12/31/2007             31.81          411,866          53          1.29          1.37             n/a            n/a
 05/01(A)-12/31/2006         9.90           88,626          28          1.35          1.52             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP EQUITY FUND

Class A
     06/30/2009             10.70          125,532          34          1.03          1.03             n/a            n/a
     12/31/2008            (38.96)         125,184          81          1.02          1.50             n/a            n/a
     12/31/2007             (2.61)         243,429          84          1.02          0.71             n/a            n/a
     12/31/2006             14.56          217,646          70          1.03          0.50             n/a            n/a
     12/31/2005              8.81          228,735          85          1.03          0.49             n/a            n/a
     12/31/2004             24.72          222,542         101          1.08          0.20            1.13           0.15
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND

Class A
     06/30/2009             13.42            9,234          36          1.21          1.64             n/a            n/a
 10/06(A)-12/31/2008       (15.80)           4,703          10          1.24         (0.03)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND

Class A
     06/30/2009             11.26            7,648          19          1.21          2.08             n/a            n/a
 10/06(A)-12/31/2008       (16.43)           4,501          34          1.23          0.82             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND

Class A
     06/30/2009            $ 8.59        $ 0.26         $ 0.34         $ 0.60           $ -                $ -        $ 9.19
 10/06(A)-12/31/2008        10.00          0.04          (1.41)         (1.37)        (0.04)                 -          8.59
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND

Class A
     06/30/2009              9.60          0.14           0.74           0.88             -                  -         10.48
 10/06(A)-12/31/2008        10.00          0.02          (0.42)         (0.40)            -                  -          9.60
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
     06/30/2009              7.54          0.08           0.14           0.22             -                  -          7.76
     12/31/2008             12.36          0.19          (4.84)         (4.65)        (0.17)                 -          7.54
     12/31/2007             12.06          0.18           0.40           0.58         (0.16)             (0.12)        12.36
     12/31/2006             10.68          0.16           1.45           1.61         (0.15)             (0.08)        12.06
     12/31/2005             10.66          0.13           0.34           0.47         (0.12)             (0.33)        10.68
     12/31/2004              9.84          0.12           0.87           0.99         (0.12)             (0.05)        10.66

Class B
     06/30/2009              7.66          0.08           0.16           0.24             -                  -          7.90
     12/31/2008             12.57          0.21          (4.93)         (4.72)        (0.19)                 -          7.66
     12/31/2007             12.27          0.21           0.41           0.62         (0.20)             (0.12)        12.57
     12/31/2006             10.76          0.21           1.44           1.65         (0.06)             (0.08)        12.27
     12/31/2005             10.72          0.15           0.34           0.49         (0.12)             (0.33)        10.76
 03/05(A)-12/31/2004        10.25          0.09           0.52           0.61         (0.09)             (0.05)        10.72
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
     06/30/2009              8.17          0.06           0.67           0.73             -                  -          8.90
     12/31/2008             14.78          0.17          (5.75)         (5.58)        (0.13)             (0.90)         8.17
     12/31/2007             14.96          0.17           0.93           1.10         (0.05)             (1.23)        14.78
     12/31/2006             14.21          0.14           1.24           1.38         (0.13)             (0.50)        14.96
     12/31/2005             13.28          0.09           1.51           1.60         (0.10)             (0.57)        14.21
     12/31/2004             11.47          0.06           1.75           1.81             -                  -         13.28

Class B
     06/30/2009              8.26          0.07           0.68           0.75             -                  -          9.01
     12/31/2008             14.95          0.20          (5.83)         (5.63)        (0.16)             (0.90)         8.26
     12/31/2007             15.07          0.21           0.94           1.15         (0.04)             (1.23)        14.95
     12/31/2006             14.22          0.19           1.22           1.41         (0.06)             (0.50)        15.07
     12/31/2005             13.27          0.11           1.51           1.62         (0.10)             (0.57)        14.22
 03/05(A)-12/31/2004        12.28          0.05           0.98           1.03         (0.04)                 -         13.27
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
     06/30/2009              7.97          0.05           0.16           0.21             -                  -          8.18
     12/31/2008             13.53          0.11          (4.87)         (4.76)        (0.15)             (0.65)         7.97
     12/31/2007             14.79          0.18          (0.51)         (0.33)        (0.04)             (0.89)        13.53
     12/31/2006             13.44          0.15           2.19           2.34         (0.12)             (0.87)        14.79
     12/31/2005             13.43          0.08           0.49           0.57         (0.09)             (0.47)        13.44
     12/31/2004             11.46          0.07           1.93           2.00             -              (0.03)        13.43

Class B
     06/30/2009              8.05          0.06           0.16           0.22             -                  -          8.27
     12/31/2008             13.66          0.14          (4.92)         (4.78)        (0.18)             (0.65)         8.05
     12/31/2007             14.86          0.21          (0.50)         (0.29)        (0.02)             (0.89)        13.66
     12/31/2006             13.42          0.20           2.16           2.36         (0.05)             (0.87)        14.86
     12/31/2005             13.39          0.10           0.49           0.59         (0.09)             (0.47)        13.42
 03/05(A)-12/31/2004        12.33          0.06           1.08           1.14         (0.05)             (0.03)        13.39
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND

Class A
     06/30/2009            6.98 %          $ 4,375         11%          0.78 %        6.53 %           n/a            n/a
 10/06(A)-12/31/2008       (13.74)           2,055           -          0.84          2.26             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND

Class A
     06/30/2009              9.17           10,039          10          0.78          3.05             n/a            n/a
 10/06(A)-12/31/2008        (4.00)           3,299           -          0.82          0.78             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
     06/30/2009              2.92          613,523           2          0.61          2.11             n/a            n/a
     12/31/2008            (37.64)         457,126           7          0.60          1.80             n/a            n/a
     12/31/2007              4.90          656,286           3          0.59          1.45             n/a            n/a
     12/31/2006             15.08          559,179           1          0.60          1.42             n/a            n/a
     12/31/2005              4.37          427,375          14          0.61          1.30             n/a            n/a
     12/31/2004             10.06          361,845           7          0.60          1.49             n/a            n/a

Class B
     06/30/2009              3.13            9,383           2          0.41          2.35             n/a            n/a
     12/31/2008            (37.57)           8,916           7          0.40          2.01             n/a            n/a
     12/31/2007              5.14           10,797           3          0.39          1.65             n/a            n/a
     12/31/2006             15.29            9,547           1          0.40          1.74             n/a            n/a
     12/31/2005              4.54              537          14          0.41          1.50             n/a            n/a
 03/05(A)-12/31/2004         5.91              239           7          0.40          2.07             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
     06/30/2009              8.94          326,522           8          0.62          1.57             n/a            n/a
     12/31/2008            (37.58)         284,426          30          0.61          1.35             n/a            n/a
     12/31/2007              7.45          464,641          25          0.60          1.06             n/a            n/a
     12/31/2006              9.69          381,163          10          0.61          0.97             n/a            n/a
     12/31/2005             11.98          288,486          15          0.61          0.82             n/a            n/a
     12/31/2004             15.79          198,751          14          0.60          0.62             n/a            n/a

Class B
     06/30/2009              9.08            3,719           8          0.42          1.79             n/a            n/a
     12/31/2008            (37.51)           2,613          30          0.41          1.55             n/a            n/a
     12/31/2007              7.69            3,470          25          0.40          1.27             n/a            n/a
     12/31/2006              9.91            2,804          10          0.41          1.26             n/a            n/a
     12/31/2005             12.14              245          15          0.41          1.02             n/a            n/a
 03/05(A)-12/31/2004         8.42               90          14          0.40          0.84             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
     06/30/2009              2.63          349,702          16          0.61          1.36             n/a            n/a
     12/31/2008            (35.01)         241,444          29          0.61          0.96             n/a            n/a
     12/31/2007             (2.11)         361,126          21          0.60          1.21             n/a            n/a
     12/31/2006             17.49          339,124          17          0.60          1.02             n/a            n/a
     12/31/2005              4.22          237,460          16          0.60          0.84             n/a            n/a
     12/31/2004             17.42          173,822          18          0.60          0.81             n/a            n/a

Class B
     06/30/2009              2.73            3,214          16          0.41          1.59             n/a            n/a
     12/31/2008            (34.83)           2,299          29          0.41          1.17             n/a            n/a
     12/31/2007             (1.84)           2,771          21          0.40          1.41             n/a            n/a
     12/31/2006             17.66            2,714          17          0.40          1.33             n/a            n/a
     12/31/2005              4.38              248          16          0.40          1.04             n/a            n/a
 03/05(A)-12/31/2004         9.24               85          18          0.40          1.25             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
     06/30/2009            $ 9.41        $ 0.19         $ 0.38         $ 0.57           $ -                $ -        $ 9.98
     12/31/2008             17.55          0.47          (8.00)         (7.53)        (0.30)             (0.31)         9.41
     12/31/2007             16.54          0.40           1.29           1.69         (0.45)             (0.23)        17.55
     12/31/2006             13.59          0.32           3.15           3.47         (0.37)             (0.15)        16.54
     12/31/2005             13.67          0.29           1.53           1.82         (0.27)             (1.63)        13.59
     12/31/2004             11.45          0.16           2.07           2.23         (0.01)                 -         13.67

Class B
     06/30/2009              9.68          0.21           0.39           0.60             -                  -         10.28
     12/31/2008             18.04          0.52          (8.24)         (7.72)        (0.33)             (0.31)         9.68
     12/31/2007             16.88          0.44           1.32           1.76         (0.37)             (0.23)        18.04
     12/31/2006             13.60          0.22           3.30           3.52         (0.09)             (0.15)        16.88
     12/31/2005             13.66          0.31           1.53           1.84         (0.27)             (1.63)        13.60
 03/05(A)-12/31/2004        12.05          0.05           1.62           1.67         (0.06)                 -         13.66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
     06/30/2009             11.07          0.23          (0.02)          0.21             -                  -         11.28
     12/31/2008             11.16          0.52          (0.10)          0.42         (0.51)                 -         11.07
     12/31/2007             10.92          0.52           0.18           0.70         (0.46)                 -         11.16
     12/31/2006             10.75          0.48          (0.09)          0.39         (0.22)                 -         10.92
     12/31/2005             10.83          0.18           0.02           0.20         (0.22)             (0.06)        10.75
     12/31/2004             10.47          0.35           0.04           0.39         (0.03)                 -         10.83

Class B
     06/30/2009             11.36          0.25          (0.02)          0.23             -                  -         11.59
     12/31/2008             11.44          0.56          (0.11)          0.45         (0.53)                 -         11.36
     12/31/2007             11.05          0.55           0.19           0.74         (0.35)                 -         11.44
     12/31/2006             10.70          0.50          (0.09)          0.41         (0.06)                 -         11.05
     12/31/2005             10.76          0.20           0.02           0.22         (0.22)             (0.06)        10.70
 03/05(A)-12/31/2004        10.73          0.12           0.02           0.14         (0.11)                 -         10.76
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
     06/30/2009              7.00          0.08           0.77           0.85             -                  -          7.85
     12/31/2008             14.97          0.21          (6.42)         (6.21)        (0.17)             (1.59)         7.00
     12/31/2007             15.25          0.13           0.81           0.94         (0.12)             (1.10)        14.97
     12/31/2006             13.53          0.08           2.21           2.29         (0.07)             (0.50)        15.25
     12/31/2005             11.92          0.08           1.56           1.64         (0.03)                 -         13.53
     12/31/2004             10.12          0.03           1.78           1.81         (0.01)                 -         11.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
     06/30/2009             6.06 %        $ 468,804          2%          0.66 %        4.33 %           n/a            n/a
     12/31/2008             (42.92)         369,368          15          0.65          3.31             n/a            n/a
     12/31/2007              10.39          645,505           5          0.65          2.23             n/a            n/a
     12/31/2006              25.58          497,487           2          0.66          2.11             n/a            n/a
     12/31/2005              13.31          294,677          43          0.66          2.08             n/a            n/a
     12/31/2004              19.49          298,098           3          0.66          1.83             n/a            n/a

Class B
     06/30/2009               6.20           13,754           2          0.46          4.75             n/a            n/a
     12/31/2008             (42.82)           6,256          15          0.45          3.55             n/a            n/a
     12/31/2007              10.56           10,527           5          0.45          2.43             n/a            n/a
     12/31/2006              25.93            5,982           2          0.47          1.40             n/a            n/a
     12/31/2005              13.46              374          43          0.46          2.28             n/a            n/a
 03/05(A)-12/31/2004         13.85               50           3          0.46          1.19             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
     06/30/2009               1.90          498,508          37 (N)      0.61          4.21             n/a            n/a
     12/31/2008               3.79          379,239          51 (N)      0.61          4.60             n/a            n/a
     12/31/2007               6.43          349,683          45 (N)      0.60          4.68             n/a            n/a
     12/31/2006               3.64          247,489          65 (N)      0.61          4.42             n/a            n/a
     12/31/2005               1.85          180,542         361          0.61          3.46             n/a            n/a
     12/31/2004               3.74          116,440         215          0.61          3.31             n/a            n/a

Class B
     06/30/2009               2.02            2,128          37 (N)      0.41          4.43             n/a            n/a
     12/31/2008               3.98            1,596          51 (N)      0.41          4.81             n/a            n/a
     12/31/2007               6.68              906          45 (N)      0.41          4.88             n/a            n/a
     12/31/2006               3.85              692          65 (N)      0.41          4.65             n/a            n/a
     12/31/2005               2.04              147         361          0.41          3.66             n/a            n/a
 03/05(A)-12/31/2004          1.35               17         215          0.41          3.38             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
     06/30/2009              12.14          201,787          13          1.06          2.35             n/a            n/a
     12/31/2008             (40.86)         176,084          22          1.06          1.71             n/a            n/a
     12/31/2007               6.33          372,934          31          1.05          0.79             n/a            n/a
     12/31/2006              16.96          349,246          30          1.06          0.58             n/a            n/a
     12/31/2005              13.74          289,390          27          1.06          0.74             n/a            n/a
     12/31/2004              17.93          235,047          18          1.06          0.56             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND

Class A
     06/30/2009            $ 4.80        $ 0.06         $ 1.84         $ 1.90           $ -                $ -        $ 6.70
     12/31/2008              9.80          0.12          (5.03)         (4.91)        (0.09)                 -          4.80
 12/03(A) - 12/31/2007      10.00         (0.01)         (0.19)         (0.20)            -                  -          9.80
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM CHINA-INDIA FUND

Class A
     06/30/2009              4.23          0.06           1.95           2.01             -                  -          6.24
     12/31/2008              9.98          0.03          (5.78)         (5.75)            -                  -          4.23
 12/03(A) - 12/31/2007      10.00         (0.01)         (0.01)         (0.02)            -                  -          9.98
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND

Class A
     06/30/2009             10.10          0.14           0.72           0.86             -                  -         10.96
     12/31/2008             11.09          0.39          (0.82)         (0.43)        (0.16)             (0.40)        10.10
 01/16(A) - 12/31/2007      10.00          0.43           0.66           1.09             -                  -         11.09
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
     06/30/2009             11.07          0.27           0.59           0.86             -                  -         11.93
     12/31/2008             12.04          0.51          (0.48)          0.03         (0.53)             (0.47)        11.07
     12/31/2007             11.66          0.54           0.42           0.96         (0.56)             (0.02)        12.04
     12/31/2006             11.70          0.50          (0.10)          0.40         (0.44)              0.00 (F)     11.66
     12/31/2005             11.96          0.27           0.02           0.29         (0.33)             (0.22)        11.70
     12/31/2004             11.76          0.17           0.36           0.53         (0.20)             (0.13)        11.96

Class B
     06/30/2009             11.67          0.30           0.62           0.92             -                  -         12.59
     12/31/2008             12.64          0.56          (0.51)          0.05         (0.55)             (0.47)        11.67
     12/31/2007             12.22          0.59           0.45           1.04         (0.60)             (0.02)        12.64
     12/31/2006             11.91          0.55          (0.13)          0.42         (0.11)              0.00 (F)     12.22
     12/31/2005             12.15          0.29           0.02           0.31         (0.33)             (0.22)        11.91
 03/05(A)-12/31/2004        12.02          0.08           0.22           0.30         (0.04)             (0.13)        12.15
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND

Class A
     06/30/2009              39.58 %         $ 55,539         24%          1.27 %        2.01 %           n/a            n/a
     12/31/2008               (50.09)           7,727         132          1.29          1.66             n/a            n/a
 12/03(A) - 12/31/2007         (2.00)          11,747           -          1.30         (0.67)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM CHINA-INDIA FUND

Class A
     06/30/2009                47.52          101,792          39          1.32          2.47             n/a            n/a
     12/31/2008               (57.62)          25,987         188          1.41          0.51             n/a            n/a
 12/03(A) - 12/31/2007         (0.20)           4,888           -          1.40         (0.93)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND

Class A
     06/30/2009                 8.51          835,064         613          0.81          2.77             n/a            n/a
     12/31/2008                (3.73)         663,938        2289          0.81          3.44             n/a            n/a
 01/16(A) - 12/31/2007         10.90          397,393        1215 (O)      0.80          4.27             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
     06/30/2009                 7.77        1,654,451         427          0.81          4.75             n/a            n/a
     12/31/2008                 0.40        1,325,740         660          0.81          4.22             n/a            n/a
     12/31/2007                 8.25        1,037,811         119 (P)      0.80          4.54             n/a            n/a
     12/31/2006                 3.38          760,176          63 (P)      0.81          4.20             n/a            n/a
     12/31/2005                 2.40          571,892         183 (P)      0.81          3.15             n/a            n/a
     12/31/2004                 4.45          390,124         163 (P)      0.81          1.72             n/a            n/a

Class B
     06/30/2009                 7.88           12,168         427          0.61          4.99             n/a            n/a
     12/31/2008                 0.57            9,891         660          0.61          4.40             n/a            n/a
     12/31/2007                 8.53            8,145         119 (P)      0.61          4.74             n/a            n/a
     12/31/2006                 3.57            6,953          63 (P)      0.60          4.51             n/a            n/a
     12/31/2005                 2.52              174         183 (P)      0.60          3.36             n/a            n/a
 03/05(A)-12/31/2004            2.46               30         163 (P)      0.61          3.09             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND

Class A
     06/30/2009            $ 4.46        $ 0.24         $ 0.73         $ 0.97           $ -                $ -        $ 5.43
     12/31/2008              7.43          0.59          (2.93)         (2.34)        (0.63)                 -          4.46
     12/31/2007              8.22          0.66          (0.75)         (0.09)        (0.70)                 -          7.43
     12/31/2006              7.95          0.62           0.21           0.83         (0.56)                 -          8.22
     12/31/2005              8.51          0.62          (0.48)          0.14         (0.62)             (0.08)         7.95
     12/31/2004              8.03          0.17           0.49           0.66         (0.18)                 -          8.51

Class B
     06/30/2009              4.86          0.27           0.79           1.06             -                  -          5.92
     12/31/2008              8.02          0.65          (3.17)         (2.52)        (0.64)                 -          4.86
     12/31/2007              8.81          0.72          (0.79)         (0.07)        (0.72)                 -          8.02
     12/31/2006              8.12          0.66           0.21           0.87         (0.18)                 -          8.81
     12/31/2005              8.66          0.64          (0.48)          0.16         (0.62)             (0.08)         8.12
 03/05(A)-12/31/2004         8.15          0.14           0.41           0.55         (0.04)                 -          8.66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MID CAP VALUE FUND

Class A
     06/30/2009              5.62          0.03           0.47           0.50             -                  -          6.12
 03/31(a)-12/31/2008        10.00          0.07          (4.37)         (4.30)        (0.08)                 -          5.62
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND

Class A
     06/30/2009              6.27          0.03           0.19           0.22             -                  -          6.49
 03/31(a)-12/31/2008        10.00          0.06          (3.75)         (3.69)        (0.04)                 -          6.27
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND

Class A
     06/30/2009              7.57          0.08           0.58           0.66             -                  -          8.23
     12/31/2008             19.15          0.35          (9.54)         (9.19)        (0.39)             (2.00)         7.57
     12/31/2007             20.44          0.33          (1.48)         (1.15)        (0.14)                 -         19.15
     12/31/2006             18.09          0.17           2.19           2.36         (0.01)                 -         20.44
     12/31/2005             17.42          0.24           0.61           0.85         (0.18)                 -         18.09
     12/31/2004             16.09          0.24           1.33           1.57         (0.24)                 -         17.42
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND

Class A
     06/30/2009              5.91          0.09           0.65           0.74             -                  -          6.65
 10/06(A)-12/31/2008        10.00          0.04          (4.10)         (4.06)        (0.03)(S)              -          5.91
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND

Class A
     06/30/2009              21.75 %        $ 361,585         20%          0.79 %        9.98 %           n/a            n/a
     12/31/2008               (30.75)         188,010          78          0.79          8.82             n/a            n/a
     12/31/2007                (1.10)         303,282          95          0.78          7.92             n/a            n/a
     12/31/2006                10.51          365,753          62          0.80          7.49             n/a            n/a
     12/31/2005                 1.69          276,421          33          0.81          7.39             n/a            n/a
     12/31/2004                 8.22          284,949         149          0.83          6.97             n/a            n/a

Class B
     06/30/2009                21.81            5,005          20          0.59         10.28             n/a            n/a
     12/31/2008               (30.65)           3,280          78          0.59          9.09             n/a            n/a
     12/31/2007                (0.79)           3,999          95          0.58          8.12             n/a            n/a
     12/31/2006                10.72            4,443          62          0.59          7.60             n/a            n/a
     12/31/2005                 1.89              214          33          0.60          7.60             n/a            n/a
 03/05(A)-12/31/2004            6.84               13         149          0.63          7.20             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MID CAP VALUE FUND

Class A
     06/30/2009                 8.90            8,366          66          1.06          1.23             n/a            n/a
 03/31(a)-12/31/2008          (43.00)           5,011         154          1.06          1.05             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND

Class A
     06/30/2009                 3.51            7,321          88          1.06          0.90             n/a            n/a
 03/31(a)-12/31/2008          (36.85)           8,356          66          1.06          1.02             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND

Class A
     06/30/2009                 8.72           66,857          36          0.87          2.17             n/a            n/a
     12/31/2008               (47.21)          87,770          96          0.86          2.28             n/a            n/a
     12/31/2007                (5.63)         219,654          86          0.86          1.55             n/a            n/a
     12/31/2006                13.03          165,734         145          0.97          0.92             n/a            n/a
     12/31/2005                 4.91          181,363          79          0.97          0.97             n/a            n/a
     12/31/2004                 9.76          215,615          46          0.97          1.24            1.01           1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND

Class A
     06/30/2009                12.52           72,616          23          1.20          3.15             n/a            n/a
 10/06(A)-12/31/2008          (40.56)          15,265           6          1.22          2.55             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND (H)

Class A
     06/30/2009            $ 9.35       $ (0.01)        $ 0.50         $ 0.49           $ -                $ -        $ 9.84
     12/31/2008             11.47          0.32          (1.90)         (1.58)        (0.39)             (0.15)         9.35
     12/31/2007             11.29          0.34           0.37           0.71         (0.27)             (0.26)        11.47
     12/31/2006             10.70          0.20           0.64           0.84         (0.18)             (0.07)        11.29
     12/31/2005             10.35          0.26           0.13           0.39         (0.03)             (0.01)        10.70
 10/04(A)-12/31/2004        10.00          0.14           0.21           0.35             -                  -         10.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND (H)

Class A
     06/30/2009              8.97         (0.01)          0.60           0.59             -                  -          9.56
     12/31/2008             12.21          0.26          (2.85)         (2.59)        (0.41)             (0.24)         8.97
     12/31/2007             11.90          0.28           0.64           0.92         (0.29)             (0.32)        12.21
     12/31/2006             11.04          0.17           0.97           1.14         (0.13)             (0.15)        11.90
     12/31/2005             10.54          0.24           0.29           0.53         (0.02)             (0.01)        11.04
 10/04(A)-12/31/2004        10.00          0.11           0.43           0.54             -                  -         10.54
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND (H)

Class A
     06/30/2009              8.79         (0.01)          0.67           0.66             -                  -          9.45
     12/31/2008             13.20          0.17          (3.80)         (3.63)        (0.27)             (0.51)         8.79
     12/31/2007             13.08          0.19           0.92           1.11         (0.28)             (0.71)        13.20
     12/31/2006             12.13          0.12           1.36           1.48         (0.12)             (0.41)        13.08
     12/31/2005             11.67          0.34           0.41           0.75         (0.20)             (0.09)        12.13
     12/31/2004             10.91          0.12           0.92           1.04         (0.11)             (0.17)        11.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND (H)

Class A
     06/30/2009              7.94         (0.01)          0.65           0.64             -                  -          8.58
     12/31/2008             13.84          0.10          (5.00)         (4.90)        (0.07)             (0.93)         7.94
     12/31/2007             13.62          0.12           1.05           1.17         (0.24)             (0.71)        13.84
     12/31/2006             12.56          0.07           1.71           1.78         (0.07)             (0.65)        13.62
     12/31/2005             12.23          0.30           0.61           0.91         (0.13)             (0.45)        12.56
     12/31/2004             11.07          0.07           1.19           1.26         (0.06)             (0.04)        12.23
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND (H)

Class A
     06/30/2009              8.39         (0.01)          0.73           0.72             -                  -          9.11
     12/31/2008             14.89          0.06          (5.90)         (5.84)        (0.05)             (0.61)         8.39
     12/31/2007             13.91          0.08           1.19           1.27         (0.24)             (0.05)        14.89
     12/31/2006             12.80          0.04           1.95           1.99         (0.04)             (0.84)        13.91
     12/31/2005             11.89          0.25           0.76           1.01         (0.10)                 -         12.80
     12/31/2004             10.57          0.02           1.31           1.33         (0.01)                 -         11.89
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND (H)

Class A
     06/30/2009             5.24 %        $ 489,209          9%          0.19 %       (0.17)%           n/a            n/a
     12/31/2008             (13.75)         407,426          30          0.19          2.95             n/a            n/a
     12/31/2007               6.30          264,755          54          0.18          2.92             n/a            n/a
     12/31/2006               7.85          137,126          39          0.19          1.82             n/a            n/a
     12/31/2005               3.73           80,642          16          0.19          3.54             n/a            n/a
 10/04(A)-12/31/2004          3.50           13,909          13          0.18         12.94             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND (H)

Class A
     06/30/2009               6.58          672,028           7          0.18         (0.17)            n/a            n/a
     12/31/2008             (21.24)         557,615          28          0.18          2.36             n/a            n/a
     12/31/2007               7.74          521,470          30          0.19          2.26             n/a            n/a
     12/31/2006              10.39          314,249          35          0.19          1.44             n/a            n/a
     12/31/2005               4.99          157,719          11          0.18          3.13             n/a            n/a
 10/04(A)-12/31/2004          5.40           19,873           0          0.18         11.25             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND (H)

Class A
     06/30/2009               7.51        1,207,967           6          0.16         (0.15)            n/a            n/a
     12/31/2008             (27.50)         997,961          28          0.16          1.45             n/a            n/a
     12/31/2007               8.65        1,403,279          34          0.16          1.34             n/a            n/a
     12/31/2006              12.17        1,123,984          29          0.16          0.97             n/a            n/a
     12/31/2005               6.41          861,543          21          0.17          1.39             n/a            n/a
     12/31/2004               9.58          619,106          38          0.18          1.20             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND (H)

Class A
     06/30/2009               8.06          975,675           7          0.17         (0.15)            n/a            n/a
     12/31/2008             (35.36)         808,800          32          0.16          0.80             n/a            n/a
     12/31/2007               8.70        1,388,072          34          0.15          0.86             n/a            n/a
     12/31/2006              14.15        1,246,802          34          0.16          0.53             n/a            n/a
     12/31/2005               7.44        1,059,806          32          0.16          0.62             n/a            n/a
     12/31/2004              11.41        1,001,562          47          0.17          0.67             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND (H)

Class A
     06/30/2009               8.58          437,037           8          0.19         (0.17)            n/a            n/a
     12/31/2008             (39.16)         414,718          42          0.18          0.50             n/a            n/a
     12/31/2007               9.17          702,285          46          0.17          0.56             n/a            n/a
     12/31/2006              15.57          672,325          33          0.17          0.28             n/a            n/a
     12/31/2005               8.48          657,320          35          0.18          0.22             n/a            n/a
     12/31/2004              12.61          670,711          62          0.18          0.41             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
Class A
     06/30/2009             12.81          0.18           0.28           0.46             -                  -         13.27
     12/31/2008             17.56          0.48          (4.18)         (3.70)        (0.39)             (0.66)        12.81
     12/31/2007             17.35          0.48           0.81           1.29         (0.37)             (0.71)        17.56
     12/31/2006             15.75          0.42           1.73           2.15         (0.31)             (0.24)        17.35
     12/31/2005             17.12          0.34           0.58           0.92         (0.38)             (1.91)        15.75
     12/31/2004             15.55          0.36           1.33           1.69         (0.02)             (0.10)        17.12
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
Class A
     06/30/2009              1.00             -              -              -          0.00 (F)              -          1.00
     12/31/2008              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
     12/31/2007              1.00          0.05           0.00           0.05         (0.05)                 -          1.00
     12/31/2006              1.00          0.04           0.00           0.04         (0.04)                 -          1.00
     12/31/2005              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
     12/31/2004              1.00          0.01           0.00           0.01         (0.01)                 -          1.00

Class B
     06/30/2009              1.00             -              -              -             -                  -          1.00
     12/31/2008              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
     12/31/2007              1.00          0.05           0.00           0.05         (0.05)                 -          1.00
     12/31/2006              1.00          0.05           0.00           0.05         (0.05)                 -          1.00
     12/31/2005              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
 03/05(A)-12/31/2004         1.00          0.01           0.00           0.01         (0.01)                 -          1.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
Class A
     06/30/2009               3.59          525,264          32 (Q)      0.79          2.94             n/a            n/a
     12/31/2008             (20.79)         455,105          60 (Q)      0.78          2.98             n/a            n/a
     12/31/2007               7.49          526,511          41 (Q)      0.78          2.62             n/a            n/a
     12/31/2006              13.65          439,868          46 (Q)      0.79          2.55             n/a            n/a
     12/31/2005               5.30          396,350          42 (Q)      0.79          2.22             n/a            n/a
     12/31/2004              10.88          381,316         121 (Q)      0.80          2.42             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
Class A
     06/30/2009               0.15        1,283,056         n/a          0.57          0.30            0.57           0.30
     12/31/2008               2.20 (R)    1,340,054         n/a          0.57          2.08             n/a            n/a
     12/31/2007               4.76          651,204         n/a          0.58          4.63             n/a            n/a
     12/31/2006               4.49          269,095         n/a          0.59          4.42             n/a            n/a
     12/31/2005               2.71          258,452         n/a          0.60          2.66             n/a            n/a
     12/31/2004               0.78          237,815         n/a          0.61          0.81             n/a            n/a

Class B
     06/30/2009               0.20            7,904         n/a          0.37          0.48            0.37           0.48
     12/31/2008               2.40 (R)        7,220         n/a          0.37          2.32             n/a            n/a
     12/31/2007               4.97            4,617         n/a          0.38          4.84             n/a            n/a
     12/31/2006               4.70            2,955         n/a          0.39          4.80             n/a            n/a
     12/31/2005               2.91              469         n/a          0.40          2.88             n/a            n/a
 03/05(A)-12/31/2004          0.91               38         n/a          0.40          1.57             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
Class A
     06/30/2009            $12.60        $ 0.12         $ 0.23         $ 0.35           $ -                $ -       $ 12.95
     12/31/2008             19.33          0.32          (6.76)         (6.44)        (0.01)             (0.28)        12.60
     12/31/2007             19.42          0.29           1.22           1.51         (0.26)             (1.34)        19.33
     12/31/2006             16.90          0.25           3.28           3.53         (0.31)             (0.70)        19.42
     12/31/2005             16.71          0.17           1.20           1.37         (0.20)             (0.98)        16.90
     12/31/2004             14.70          0.12           2.05           2.17         (0.06)             (0.10)        16.71

Class B
     06/30/2009             12.79          0.14           0.22           0.36             -                  -         13.15
     12/31/2008             19.57          0.36          (6.85)         (6.49)        (0.01)             (0.28)        12.79
     12/31/2007             19.66          0.33           1.25           1.58         (0.33)             (1.34)        19.57
     12/31/2006             16.91          0.34           3.22           3.56         (0.11)             (0.70)        19.66
     12/31/2005             16.68          0.21           1.20           1.41         (0.20)             (0.98)        16.91
 03/05(A)-12/31/2004        15.47          0.11           1.31           1.42         (0.11)             (0.10)        16.68
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
Class A
     06/30/2009             12.70          0.02           1.95           1.97             -                  -         14.67
     12/31/2008             22.49          0.06          (9.69)         (9.63)        (0.02)             (0.14)        12.70
     12/31/2007             21.84          0.09           2.16           2.25         (0.08)             (1.52)        22.49
     12/31/2006             19.44          0.09           2.57           2.66         (0.09)             (0.17)        21.84
     12/31/2005             18.36          0.04           1.08           1.12         (0.04)                 -         19.44
     12/31/2004             16.77          0.08           1.58           1.66         (0.07)                 -         18.36

Class B
     06/30/2009             12.83          0.03           1.98           2.01             -                  -         14.84
     12/31/2008             22.69          0.09          (9.79)         (9.70)        (0.02)             (0.14)        12.83
     12/31/2007             22.02          0.15           2.09           2.24         (0.12)             (1.45)        22.69
     12/31/2006             19.50          0.14           2.58           2.72         (0.03)             (0.17)        22.02
     12/31/2005             18.38          0.06           1.10           1.16         (0.04)                 -         19.50
 03/05(A)-12/31/2004        17.44          0.08           0.93           1.01         (0.07)                 -         18.38
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
Class A
     06/30/2009             16.20         (0.01)          2.82           2.81             -                  -         19.01
     12/31/2008             30.37         (0.04)        (12.33)        (12.37)            -              (1.80)        16.20
     12/31/2007             29.05         (0.01)          4.97           4.96          0.00 (F)          (3.64)        30.37
     12/31/2006             29.64          0.05           1.96           2.01         (0.05)             (2.55)        29.05
     12/31/2005             27.87         (0.07)          4.01           3.94             -              (2.17)        29.64
     12/31/2004             24.89         (0.13)          4.61           4.48             -              (1.50)        27.87

Class B
     06/30/2009             16.44          0.01           2.86           2.87             -                  -         19.31
     12/31/2008             30.71          0.01         (12.48)        (12.47)            -              (1.80)        16.44
     12/31/2007             29.28          0.06           5.01           5.07          0.00 (F)          (3.64)        30.71
     12/31/2006             29.76          0.03           2.05           2.08         (0.01)             (2.55)        29.28
     12/31/2005             27.92          0.01           4.00           4.01             -              (2.17)        29.76
 03/05(A)-12/31/2004        26.20         (0.03)          3.25           3.22             -              (1.50)        27.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
Class A
     06/30/2009               2.78 %        $ 539,324         31%        0.84 %        2.08 %             n/a            n/a
     12/31/2008               (33.35)         484,751          54          0.83          1.97             n/a            n/a
     12/31/2007                 7.90          538,410          41          0.83          1.39             n/a            n/a
     12/31/2006                20.86          481,805          34          0.84          1.37             n/a            n/a
     12/31/2005                 8.15          277,461          29          0.86          1.41             n/a            n/a
     12/31/2004                14.77          154,283         136          0.86          1.50             n/a            n/a

Class B
     06/30/2009                 2.81           12,007          31          0.64          2.29             n/a            n/a
     12/31/2008               (33.19)          10,950          54          0.63          2.13             n/a            n/a
     12/31/2007                 8.13           15,294          41          0.63          1.59             n/a            n/a
     12/31/2006                21.05           12,976          34          0.64          1.76             n/a            n/a
     12/31/2005                 8.41              158          29          0.65          1.62             n/a            n/a
 03/05(A)-12/31/2004            9.22               27         136          0.66          1.73             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
Class A
     06/30/2009                15.51          623,919          38          0.91          0.29             n/a            n/a
     12/31/2008               (42.85)         581,447          54          0.90          0.30             n/a            n/a
     12/31/2007                10.12        1,043,708          56          0.88          0.40             n/a            n/a
     12/31/2006                13.70          750,771          46          0.90          0.46             n/a            n/a
     12/31/2005                 6.09          732,553          41          0.91          0.24             n/a            n/a
     12/31/2004                 9.89          606,885          37          0.92          0.51            0.93           0.50

Class B
     06/30/2009                15.67           24,847          38          0.71          0.52             n/a            n/a
     12/31/2008               (42.75)          19,925          54          0.70          0.50             n/a            n/a
     12/31/2007                10.31           34,482          56          0.68          0.62             n/a            n/a
     12/31/2006                13.95           32,185          46          0.70          0.64             n/a            n/a
     12/31/2005                 6.30              193          41          0.70          0.45             n/a            n/a
 03/05(A)-12/31/2004            5.81               24          37          0.73          1.21            0.74           1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
Class A
     06/30/2009                17.35          546,493          20          1.02         (0.15)            n/a            n/a
     12/31/2008               (40.68)         425,184          37          1.02         (0.14)            n/a            n/a
     12/31/2007                17.26          697,484          45          1.02         (0.04)            n/a            n/a
     12/31/2006                 6.76          625,869          37          1.02          0.16             n/a            n/a
     12/31/2005                14.10          623,382          30          1.02         (0.32)            n/a            n/a
     12/31/2004                18.03          541,739          34          1.02         (0.55)           1.04          (0.57)

Class B
     06/30/2009                17.46           22,830          20          0.82          0.06             n/a            n/a
     12/31/2008               (40.56)          17,811          37          0.82          0.05             n/a            n/a
     12/31/2007                17.50           29,638          45          0.82          0.18             n/a            n/a
     12/31/2006                 6.97           24,998          37          0.81          0.08             n/a            n/a
     12/31/2005                14.32              276          30          0.82         (0.12)            n/a            n/a
 03/05(A)-12/31/2004           12.32               33          34          0.81         (0.24)           0.82          (0.25)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
Class A
     06/30/2009            $ 6.98        $ 0.10         $ 0.59         $ 0.69           $ -                $ -        $ 7.67
     12/31/2008             14.65          0.20          (6.20)         (6.00)        (0.24)             (1.43)         6.98
     12/31/2007             15.62          0.26          (0.14)          0.12         (0.20)             (0.89)        14.65
     12/31/2006             13.93          0.22           2.57           2.79         (0.13)             (0.97)        15.62
     12/31/2005             13.64          0.13           0.70           0.83         (0.11)             (0.43)        13.93
     12/31/2004             11.92          0.12           1.68           1.80         (0.08)                 -         13.64
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
Class A
     06/30/2009               9.89 %        $ 495,650         11%          0.98 %        2.87 %           n/a            n/a
     12/31/2008               (40.47)         412,536          29          0.96          1.65             n/a            n/a
     12/31/2007                 0.85          707,468          33          0.95          1.59             n/a            n/a
     12/31/2006                20.11          681,711          26          0.96          1.48             n/a            n/a
     12/31/2005                 6.07          544,901          29          0.97          1.08             n/a            n/a
     12/31/2004                15.12          485,126          42          0.99          1.01            1.01           0.99
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(A)  Commencement of operations.

(B) Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(C)  Annualized for periods less than one year.

(D)  Portfolio turnover excludes dollar roll transactions.

(E) Calculated using the average shares method for periods ended after December 31, 2005.

(F)  Distributions of $0.00 represent amounts less than $0.005.

(G) Includes dividend expense and borrowing fees on securities sold short for JNL/Credit Suisse Long/Short Fund of 0.42%, 0.40% and 1.06% for Class A and B shares for the periods ended June 30, 2009, December 31, 2008 and December 31, 2007, respectively.

(H) Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.

(I)  Portfolio  turnover  including  dollar roll  transactions  for JNL/Franklin
     Templeton Income Fund was 34% for 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(J) Includes dividend expense and borrowing fees on securities sold short for JNL/Franklin Templeton Mutual Shares Fund of 0.04%, 0.01% and 0.01% for Class A and B shares for the periods ended June 20, 2009, December 31, 2008 and December 31, 2007, respectively.

(K) Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 423%, 453%, 570%, and 332% in 2004, 2005, 2006, and
     2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(L) Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Short Duration Bond Fund was 118% and 78% for 2006 and 2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(M) Portfolio turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 643%, 487%, 524%, and 217% in 2004, 2005, 2006, and 2007, respectively. The Fund had no dollar roll transactions for the periods ending after December 31, 2007.

(N) Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 42% for the period ended June 30, 2009 and 79% , 52% and 52% in 2006, 2007and 2008, respectively.

(O) Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,340% in 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(P) Portfolio turnover including dollar roll transactions for JNL/PIMCO Total Return was 352%, 409%, 271%, and 402% in 2004, 2005, 2006, and 2007,
     respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(Q) Portfolio turnover including dollar roll transactions for JNL/Select Balanced Fund was 48% for the period ended June 30, 2009 and 142%, 64%, 76% and 76% in 2005, 2006, 2007 and 2008, respectively.

(R) The Adviser voluntarily contributed capital to the JNL/Select Money Market Fund. The return for Class A and Class B without the contribution was 2.00% and 2.18%, respectively.

(S) Distribution amount includes a return of capital distribution which was less than $.005 per share.

(T) Total return for the JNL/AIM International Growth Fund includes class action settlement proceeds. The return for Class A and Class B without the class action settlement proceeds was 11.63% and 13.92%, respectively.

(U) Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds. The return for Class A and Class B without the class action settlement proceeds was 11.74% and 11.88%, respectively.

EFFECTIVE OCTOBER 5, 2009, FOR THE JNL/CREDIT SUISSE COMMODITY SECURITIES FUND, PLEASE DELETE THE FIRST AND SECOND PARAGRAPHS OF THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" AND REPLACE IT WITH THE FOLLOWING:

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities. The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector. The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities. To meet its objective, the Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals. To gain portfolio exposure to commodities, the Fund may invest in securities or derivatives that provide exposure to commodities. These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options. The Fund may hold a portion of its portfolio in fixed-income securities. The Fund may not invest directly in commodities.

Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio. One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the "Natural Resources Portfolio." The other portfolio will focus on investments in commodity instruments; the "Commodities Portfolio."


This Supplement is dated September 28, 2009.

(To be used with: HR105 04/09.)

                                                                   CMV4134 09/09
--------

* The Fund is not available as an investment option. However, the Fund is an Underlying Fund in which the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund may invest.

* The Fund is not available as an investment option. However, the Fund is an Underlying Fund in which the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund may invest.

* The Fund is not available as an investment option. However, the Fund is an Underlying Fund in which the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund may invest.

CMV4135 09/09

              SUPPLEMENT DATED SEPTEMBER 28, 2009 TO THE PROSPECTUS
                               DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST

Please note that the changes are effective September 28, 2009, except as otherwise noted.


PLEASE DELETE ALL INFORMATION AND REFERENCES RELATED TO THE FOLLOWING FUNDS:

JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
JNL/PPM AMERICA CORE EQUITY FUND


PLEASE CHANGE ALL REFERENCES TO JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND TO JNL/CREDIT SUISSE COMMODITY SECURITIES FUND.


ON THE SECOND PAGE OF THE PROSPECTUS, PLEASE DELETE THE FIRST PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, AND THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND ARE ALSO REFERRED TO IN THIS PROSPECTUS AS THE JNL/S&P FUNDS.


ON THE SECOND PAGE OF THE PROSPECTUS, PLEASE ADD THE FOLLOWING DISCLOSURE:

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL
MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


FOR THE FOLLOWING FUNDS, JNL/AIM GLOBAL REAL ESTATE FUND, JNL/AIM INTERNATIONAL GROWTH FUND, JNL/AIM LARGE CAP GROWTH FUND, JNL/AIM SMALL CAP GROWTH FUND,
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND, JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND, JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND, JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND, JNL/CREDIT SUISSE COMMODITY SECURITIES FUND, JNL/CREDIT SUISSE LONG/SHORT FUND, JNL/EAGLE CORE EQUITY FUND, JNL/EAGLE SMALLCAP EQUITY FUND, JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND, JNL/FRANKLIN TEMPLETON INCOME FUND, JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND, JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND, JNL/GOLDMAN SACHS CORE PLUS BOND FUND, JNL/GOLDMAN SACHS EMERGING MARKETS FUND, JNL/GOLDMAN SACHS MID CAP VALUE FUND, JNL/JPMORGAN INTERNATIONAL VALUE FUND, JNL/JPMORGAN MIDCAP GROWTH FUND, JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND, JNL/LAZARD EMERGING MARKETS FUND, JNL/LAZARD MID CAP EQUITY FUND, JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND, JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND, JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, JNL/S&P S&P 400 MIDCAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT
INTERNATIONAL INDEX FUND, JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND, JNL/OPPENHEIMER GLOBAL GROWTH FUND, JNL/PIMCO REAL RETURN FUND, JNL/PIMCO TOTAL RETURN BOND FUND, JNL/PPM AMERICA HIGH YIELD BOND FUND, JNL/PPM AMERICA MID CAP VALUE FUND, JNL/PPM AMERICA SMALL CAP VALUE FUND, JNL/PPM AMERICA VALUE EQUITY FUND, JNL/PAM ASIA EX-JAPAN FUND, JNL/PAM CHINA-INDIA FUND, JNL/SELECT BALANCED FUND, JNL/SELECT VALUE FUND, JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, JNL/T. ROWE PRICE MID-CAP GROWTH FUND, JNL/T. ROWE PRICE VALUE FUND, JNL/S&P MANAGED CONSERVATIVE FUND, JNL/S&P MANAGED MODERATE FUND, JNL/S&P MANAGED MODERATE GROWTH FUND, JNL/S&P MANAGED GROWTH FUND, AND JNL/MANAGED AGGRESSIVE GROWTH FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/SELECT MONEY MARKET FUND, PLEASE DELETE THE LAST PARAGRAPH OF THE SECTION ENTITLED "THE SUB-ADVISER" IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND, PLEASE REPLACE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD GROWTH INDEX WITH MSCI WORLD GROWTH INDEX.


FOR THE JNL/CREDIT SUISSE LONG/SHORT FUND, PLEASE ADD "PORTFOLIO TURNOVER" TO THE LIST OF RISKS IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND".


FOR THE JNL/FRANKLIN TEMPLETON INCOME FUND, PLEASE DELETE THE FOURTH PARAGRAPH OF THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" AND REPLACE IT WITH THE FOLLOWING:

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's ("S&P(R)") and Moody's Investors Service ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Fund's manager to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest in debt securities regardless of their rating or in securities that are unrated, including up to 5% of its assets in securities that are in default at the time of purchase.


FOR THE JNL/GOLDMAN SACHS CORE PLUS BOND FUND, PLEASE ADD "PORTFOLIO TURNOVER" TO THE LIST OF RISKS IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND".


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/IVY ASSET STRATEGY FUND*

INVESTMENT OBJECTIVES. The investment objective of the JNL/Ivy Asset Strategy Fund is to seek high total return over the long term.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

     o "Stocks" include equity securities of all types, although the Sub-Adviser, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that the Sub-Adviser believes are currently selling below their true worth, while growth stocks are those whose earnings the Sub-Adviser believes are likely to grow faster than the economy. The Fund may invest in the securities of any size company, including those within the small to mid-capitalization range.

     o "Bonds" include all varieties of fixed-income instruments, such as corporate debt securities, mortgage backed securities, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year. This investment type may include a significant amount, up to 35% of the Fund's total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor's, a wholly-owned subsidiary of The McGraw Hill Companies, Inc. ("S&P") or Ba and below by Moody's Investors Service, Inc. ("Moody's") or unrated bonds deemed by the Sub-Adviser to be of comparable quality.

     o "Commodities" include all varieties of resources and commodities, however, the Fund will primarily invest in commodities through the purchase and sale of precious metals.

     o    "Short-term  instruments"  include all types of short-term  securities
          with   remaining   maturities   of  one   year  or   less,   including
          higher-quality money market instruments.

Within each of these investment types, the Fund may invest in domestic and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities.

The Sub-Adviser may allocate the Fund's investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively. The Sub-Adviser may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks, commodities, and bonds in any fixed proportion, nor is it limited by investment style or by the issuer's location, size, market capitalization, or industry sector. The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions.

The Fund may invest in any market that the Sub-Adviser believes can offer a high probability of return or, alternatively, that can provide a high degree of safety in uncertain times. Dependent on the outlook for the U.S. and global economies, the Sub-Adviser makes top-down allocations among stocks, bonds, cash, precious metals and currency markets around the globe. After determining allocations, the Sub-Adviser seeks attractive opportunities within each market.

The Sub-Adviser may, when consistent with the Fund's investment objective, buy or sell options or futures contracts on a security, on an index of securities or on a foreign currency, or enter into swaps, including credit default swaps and interest rate swaps (collectively, commonly known as derivatives). The
Sub-Adviser may use derivatives to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Fund.

PRINCIPAL RISKS OF INVESTING IN EACH FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        ALLOCATION RISK
o        COMMODITY RISK
o        COMPANY RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        GROWTH INVESTING RISK
o        HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
o        INTEREST RATE RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK
o        MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
o        PREPAYMENT RISK
o        SMALL CAP INVESTING RISK
o        TAX RISK
o        U.S. GOVERNMENT SECURITIES RISK
o        VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Funds will commence investment operations on or about the date of this prospectus. Therefore, performance information has not been presented for the Funds.

PRIOR PERFORMANCE OF A RELATED FUND. The JNL/Ivy Asset Strategy Fund ("Fund") has substantially similar investment objectives, policies and investment strategies as Ivy Asset Strategy Fund ("Related Fund"). The Related Fund is managed by Ivy Investment Management Company, the same Sub-Adviser which manages the Fund.

The historical performance of the Related Fund is shown below and shows how this performance compares with those of a broad measure of market performance. This performance data should not be considered as an indication of future performance of the Fund. The Related Fund performance figures shown below:

     o reflect the deduction of the historical fees and expenses paid by the Related Fund and not those paid by the Fund.

     o do not reflect Contract fees or charges imposed by Jackson National Life Insurance Company/Jackson National Life Insurance Company of New York. Investors should refer to the separate account prospectus for information describing the Contract fees and charges. These fees and charges will lower the Fund's performance.

The Fund and the Related Fund are expected to hold similar securities. However, their investment results are expected to differ for the following reasons:

     o differences in asset size and cash flow resulting from purchases and redemptions of the Fund shares may result in different security selections

     o    differences in the relative weightings of securities

     o    differences in the price paid for particular portfolio holdings

     o    differences relating to certain tax matters.

However, the differences cited do not alter the conclusion that the Fund has substantially similar investment objectives, policies and strategies.

The chart below shows performance information derived from historical performance of the Related Fund. It compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund's A Share returns include the maximum sales charge for Class A shares (5.75%) and treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

RELATED FUND PERFORMANCE FOR PERIODS ENDED DECEMBER 31, 2008

-------------------- ---------------------------------------------------------------------------------------------
                                            AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2008
-------------------- ------------------------------- ----------------------------- -------------------------------
                         RELATED FUND (CLASS C)      RELATED FUND (CLASS A)                S&P 500 INDEX
-------------------- ------------------------------- ----------------------------- -------------------------------
-------------------- ------------------------------- ----------------------------- -------------------------------
1 year                          -26.44%                        -30.16%                        -37.00%
-------------------- ------------------------------- ----------------------------- -------------------------------
-------------------- ------------------------------- ----------------------------- -------------------------------
3 years                          7.05%                          5.73%                          -8.36%
-------------------- ------------------------------- ----------------------------- -------------------------------
-------------------- ------------------------------- ----------------------------- -------------------------------
5 years                          10.78%                         10.30%                         -2.19%
-------------------- ------------------------------- ----------------------------- -------------------------------
-------------------- ------------------------------- ----------------------------- -------------------------------
10 years                         9.31%*                        6.79%**                         -1.39%
-------------------- ------------------------------- ----------------------------- -------------------------------

* The returns shown for Class C shares are based on the performance of the Related Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

** Since inception: 07.10.2000

Note that the performance shown would be lower upon taking into account charges assessed in connection with a variable annuity or variable life contract.

The  Adviser  or  its  affiliates  have  independently   verified  none  of  the
performance or expense information for the Related Fund performance.

Related Fund performance is presented net of all fees and reflects reinvestment of dividends and capital gains. The fees deducted are higher than the expenses incurred by the Fund. If expenses of the Fund had been deducted instead, the performance results of the Related Fund would have been higher. Actual performance will vary depending on the size of the portfolio and applicable fee schedule. Past performance does not guarantee future results.

The S&P 500 is an unmanaged index of common stock prices and includes reinvestment of dividends and capital gains. They have been taken from public sources and have not been audited.

The Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
                                                                                                     CLASS A
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         1.05%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.26%
---------------------------------------------------------------------------------------------- ---------------------

* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of each Fund. The example also assumes that each Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                               CLASS A
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $128
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $400
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF EACH FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of this risk.

The SAI has more information about each Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Ivy Asset Strategy Fund is Ivy Investment Management Company ("IICO"). IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O.Box 29217, Shawnee Mission, Kansas 66201-9217. IICO is a registered investment adviser with approximately $55.6 billion in assets as of June 30, 2009.

Michael L. Avery and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Fund. Mr. Avery has been a portfolio manager for the Fund since its inception. In June 2005, he was named Chief Investment Officer and Executive Vice President of IICO and Waddell & Reed Investment Management Company ("WRIMCO"), an affiliate of IICO. Mr. Avery is Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager, and has served as portfolio manager for investment companies managed by WRIMCO since February 1994. From August 1987 until June 2005, Mr. Avery had served as the Director of Research for IICO and for WRIMCO and its predecessor. He holds a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Mr. Caldwell has been a portfolio manager for the Fund since its inception. His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors. Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst. In January 2003, he was appointed an investment analyst, and in June 2005, was named assistant portfolio manager funds managed by WRIMCO or IICO. Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas. He is currently pursuing the Chartered Financial Analyst designation.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in each Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/LAZARD EMERGING MARKETS FUND, PLEASE REPLACE MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") EMERGING MARKETS INDEX WITH MSCI EMERGING MARKETS INDEX.


FOR THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, PLEASE DELETE FOOTNOTE 1 IN ITS ENTIRETY.


FOR THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, PLEASE CHANGE ALL REFERENCES TO MORGAN STANLEY CAPITAL INTERNATIONAL, INC. TO MSCI, INC. IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS)."


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/MELLON CAPITAL MANAGEMENT GLOBAL ALPHA FUND*

INVESTMENT OBJECTIVES. The investment objective of the JNL/Mellon Capital Management Global Alpha Fund is to seek total return.

PRINCIPAL INVESTMENT STRATEGIES. To achieve this objective, the Fund uses a variety of investment strategies, sometimes referred to as absolute return strategies, to produce returns with low correlation with, and less volatility than, major markets over a complete market cycle; typically a period of several years. The Fund is not managed to a benchmark index. Rather than managing to track a benchmark index, the Fund seeks to provide returns that are largely independent of market moves.

The Fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities. The Fund's investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe. The Fund ordinarily invests in at least three countries. The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the Fund's portfolio managers to implement investment decisions quickly and cost-effectively. The Fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income.

The Fund's Sub-Adviser seeks to deliver value added excess returns ("alpha") by applying a systematic, quantitative investment approach designed to identify and exploit relative misvaluations across and within global capital markets. Active investment decisions to take long or short positions in individual country, equity, bond, and currency markets are driven by this quantitative investment process and seek to capitalize on alpha generating opportunities within and among the major developed capital markets of the world. To construct a portfolio of long and short positions, the portfolio managers calculate the expected returns for the asset classes in such countries and then evaluate the relative value of stock and bond markets across equity markets, across bond markets, and among currencies. The portfolio managers have considerable latitude in allocating the Fund's assets and in selecting derivative instruments and securities to implement the Fund's investment approach, and there is no limitation as to the amount of Fund assets required to be invested in any one asset class. The Fund's portfolio will not have the same characteristics as its performance baseline benchmark - the Citibank 30-Day Treasury Bill Index - because the Fund seeks excess return above the benchmark. The portfolio managers also assess and manage the overall risk profile of the Fund's portfolio.

For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive expected returns for stocks, bonds, and currencies in each country. The models then incorporate the risk and correlation of those assets with robust risk controls in order to come up with a portfolio that is expected to produce positive returns that have a low correlation with major markets. The portfolio managers tend to favor markets in developed countries that have attractive valuations on a risk adjusted basis.

For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among long-term government bond markets. The most relevant long-term bond yield within each country serves as the expected return for each bond market. The portfolio managers tend to favor developed countries whose bonds have been identified as offering greater return for bearing inflation and interest rate risks.

The portfolio managers determine the relative value of equities versus bonds within a specific country market by comparing the expected returns for the country's equities and bonds. When assessing the relative valuation of equity versus bond markets, the portfolio managers are measuring the "risk premium" within a country, that is, whether there is, and, if so, how much of, an increased return for having investment exposure to asset classes that are perceived to be riskier. The portfolio managers then determine the allocation of the Fund's assets between the country's equity and bond markets.

The portfolio managers evaluate currencies on a relative valuation basis and overweight exposure to currencies that are undervalued and underweight exposure to currencies that are overvalued based on real interest rates, purchasing power parity, and other proprietary measures.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy. The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund. Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. The Fund also may purchase or sell securities on a forward commitment (including "TBA" (to be announced) basis). These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund may "sell short" securities and other instruments that it does not own, with the intention of purchasing them back later at a lower price, enabling the fund to profit if prices fall.. The portfolio managers, however, intend to employ financial instruments, such as futures, options, forward contracts, swaps and other derivative instruments, as an alternative to selling a security short. Short-selling is considered "leverage" and involves unlimited risk. The Fund also may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

PRINCIPAL RISKS OF INVESTING IN EACH FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        ALLOCATION RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        FOREIGN SECURITIES RISK
o        INDUSTRY CONCENTRATION RISK
o        INTEREST RATE RISK
o        ISSUER RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        NON-DIVERSIFICATION RISK
o        SHORT SALES RISK
o        TAX RISK
o        U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Funds will commence investment operations on or about the date of this prospectus. Therefore, performance information has not been presented for the Funds.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
                                                                                                     CLASS A
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         1.15%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.36%
---------------------------------------------------------------------------------------------- ---------------------

* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of each Fund. The example also assumes that each Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                               CLASS A
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $138
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $431
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF EACH FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of this risk.

The SAI has more information about each Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Mellon Capital Management Global Alpha Fund is Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund's portfolio are:

Helen Potter, CFA is a Managing Director, Asset Allocation for Mellon Capital where she has managed investment portfolios since 1996. Prior to joining Mellon Capital, Ms. Potter held research and portfolio management positions at Quantilogic Asset Management gaining extensive experience in the global asset allocation field. Ms. Potter manages all global and domestic asset allocation products and staff. She is responsible for articulating asset allocation strategies to clients and prospects, as well as participating in the refinement of current strategies and the development of new strategies.

Vassilis Dagioglu is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 11 years of investment experience and has been with Mellon Capital for 10 years. In 2006, Mr. Dagioglu was promoted to Director and in 2007 he was promoted to his current position as Managing Director. Mr. Dagioglu co-manages a team of portfolio managers implementing the firm's global asset allocation strategies. He is responsible for the design and implementation of global portfolio management analytical systems. Mr. Dagioglu holds an M.B.A. from University of California at Berkeley and prior to joining Mellon Capital, he designed and implemented financial information systems for IBM Global Services and Sybase.

James Stavena is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 17 years of investment experience and has been with Mellon Capital for 11 years. In 2006, Mr. Stavena was promoted to Director and in 2007 he was promoted to his current position as Managing Director. Mr. Stavena oversees a team of portfolio managers responsible for global asset allocation, currency overlay and enhanced tactical asset allocation strategies. Mr. Stavena holds an M.B.A. from Rice University and prior to joining Mellon Capital, he was a derivatives portfolio manager with CS First Boston and HSBC Midland Bank.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in each Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


FOR THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, IN THE SECTION ENTITLED "PERFORMANCE", PLEASE ADD THE FOLLOWING PARAGRAPH TO THE END OF THE
SECTION:

Effective September 28, 2009, the JNL/PPM America Core Equity Fund ("Acquired Fund") was combined with JNL/Mellon Capital Management S&P 500 Index Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.


FOR THE JNL/OPPENHEIMER GLOBAL GROWTH FUND, IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING PARAGRAPH AFTER THE THIRD PARAGRAPH:

For information on regulatory and litigation matters, please see the section entitled "More About the Funds".


FOR THE JNL/SELECT MONEY MARKET FUND, IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS)", PLEASE ADD THE FOLLOWING PARAGRAPHS TO THE END OF THE SECTION:

DIVIDENDS:

The JNL/Select Money Market Fund intends to maintain, to the extent practicable, a constant per share NAV of $1.00. The Fund expects to declare and pay dividends on a daily basis on each class so long as the income attributable to that class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see "PURCHASES, REDEMPTIONS AND PRICING OF SHARES" in the SAI. For a description of the allocation of expenses among fund share classes, see "Classes of Shares and Distribution Plans" in the prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share NAV of $1.00. When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.


THE FOLLOWING FUND SHOULD BE ADDED TO THE SECTION ENTITLED "ABOUT THE FUNDS OF THE TRUST":

JNL/T. ROWE PRICE SHORT-TERM BOND FUND (FORMERLY, JNL/GOLDMAN SACHS SHORT DURATION BOND FUND)*

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/T.  Rowe  Price
Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

PRINCIPAL INVESTMENT STRATEGIES. The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds. The Fund's average effective maturity will not exceed three years. The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser. The Fund may continue to hold a security that has been downgraded or loses its investment grade rating after purchase. Junk bond debt is not a principal investment risk for the Fund.

Within this broad structure, investment decisions reflect the Sub-Adviser's outlook for interest rates and the economy as well as the prices and yields of the various securities. For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund's program) that would provide higher yields and appreciation potential.

In keeping with the Fund's objective, it may also invest in securities, including futures, options, swaps, and other derivative-type instruments. Call or put options may be purchased or sold on securities, futures, financial indices, and foreign currencies. Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps (swaptions). Futures, options, and swaps may be used for a variety of purposes including but not limited to, manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit exposure.

The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Fund's securities may change after they are purchased, and this may cause the amount of the Fund's assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        DERIVATIVES RISK
o        EXTENSION RISK
o        FOREIGN SECURITIES RISK
o        INTEREST RATE RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
o        PREPAYMENT RISK
o        U.S. GOVERNMENT SECURITIES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

T. Rowe Price Associates, Inc. has been serving as the Sub-Adviser to this Fund since September 28, 2009. Returns shown for the period prior to that date reflect the results achieved by a prior Sub-Adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

4.82%     -5.97%
----------------
2007       2008


In the periods shown in the chart, the Fund's highest quarterly return was 1.80% (3rd quarter of 2006) and its lowest quarterly return was 0.67% (2nd quarter of 2007).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
------------------------------------------------------------------------------------------ ----------------------- -----------------
                                                                                                   1 year            Life of Fund*
------------------------------------------------------------------------------------------ ----------------------- -----------------
JNL/T. Rowe Price Short-Term Bond Fund (Class A)                                                   -5.97%                 0.60%
Merrill Lynch 1-3 Year Treasury Index                                                               6.61%                 6.43%
Barclays Capital 1-3 Yr Government/Credit Index                                                     4.97%                 5.75%
------------------------------------------------------------------------------------------ ----------------------- -----------------

* The Fund began operations on May 1, 2006. Prior to September 28, 2009, the Fund was managed by Goldman Sachs Asset Management, L.P. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index consisting of all public U.S. Treasury obligations having maturities from 1 to 2.99 years and reflects total return. Barclays Capital 1-3 Yr Government/Credit Index measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with maturities of one to three years.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           0.54%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                        0.02%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    0.76%
------------------------------------------------------------------------------------------------ --------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $78
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                          $243
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                          $422
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                         $942
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/T. Rowe Price Short-Term Bond Fund is T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company, the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Edward A. Wiese. Mr. Wiese has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund's investment program. Mr.Wiese has been chairman of the committee since 1995. Since joining T. Rowe Price in 1984, Mr. Wiese's responsibilities have included managing multi-currency portfolios in London, managing the firm's taxable money market funds and overseeing the development and management of synthetic Guaranteed Investment Contract products.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, AND THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, PLEASE MAKE THE FOLLOWING CHANGES TO THE LIST OF UNDERLYING FUNDS FOR THE JNL SERIES TRUST:

--------------------------------------------------------------------- --------------------------------------------------------------
REMOVE THE FOLLOWING FUNDS:                                           ADD THE FOLLOWING FUNDS:
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
JNL/Credit Suisse Global Natural Resources Fund                       JNL/Credit Suisse Commodity Securities Fund
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
JNL/Goldman Sachs Short Duration Bond Fund                            JNL/Ivy Asset Strategy Fund
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
JNL/PPM America Core Equity Fund                                      JNL/Mellon Capital Management Global Alpha Fund
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
                                                                      JNL/T. Rowe Price Short-Term Bond Fund
--------------------------------------------------------------------- --------------------------------------------------------------


FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, AND THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, IN THE SECTION ENTITLED "PERFORMANCE", PLEASE ADD THE FOLLOWING PARAGRAPHS TO THE END OF THE SECTION:

Effective September 28, 2009, the JNL/S&P Retirement Income Fund ("Acquired Fund") was combined with JNL/S&P Managed Moderate Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/S&P Retirement 2015 Fund ("Acquired Fund") was combined with JNL/S&P Managed Moderate Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/S&P Retirement 2020 Fund ("Acquired Fund") was combined with JNL/S&P Managed Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/S&P Retirement 2025 Fund ("Acquired Fund") was combined with JNL/S&P Managed Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.


IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE
JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, AND THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

Massimo Santicchia, John W. Krey and Safia B. Mehta share the primary responsibility for the development of the investment allocations of each Fund.


IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE
JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, AND THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, PLEASE ADD THE FOLLOWING IMMEDIATELY FOLLOWING THE FOURTH PARAGRAPH:

Ms. Mehta has been a Senior Portfolio Officer at SPIAS since June 2009. Prior to joining SPIAS, Ms. Mehta was a Director, Global & Regional Services at Alliance Berstein from 2007 to 2008. From 2004 to 2007, Ms. Mehta was Vice President, Head of Retirement Investments at Prudential Financial. Ms. Mehta is a graduate of the University of Toronto and holds the Chartered Financial Analyst (CFA) designation and a Chartered Accountant License (CA). She is a member of the New York Society of Security Analysts, Stamford Society of Security Analysts, CFA Institute and the Canadian Institute of Chartered Accountants.


PLEASE ADD THE FOLLOWING RISK DISCLOSURES TO THE SECTION ENTITLED "GLOSSARY OF PRINCIPAL RISKS":

COMMODITY RISK - The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund's net asset value), and there can be no assurance that the Fund's use of leverage will be successful.

MODEL RISK - The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

TAX RISK - In order to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income and capital gains. The Internal Revenue Service ("IRS") has issued a ruling that causes certain income from commodity-linked swaps, in which the Fund invests to gain exposure to the DJ-UBS Index, to not be considered qualifying income. Any income the Fund derives from direct investments in such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of the Fund's gross income. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income at regular corporate rates (without regard to the dividends paid deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.


PLEASE DELETE THE FOLLOWING RISK DISCLOSURE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING TO THE SECTION ENTITLED "GLOSSARY OF PRINCIPAL RISKS":

DERIVATIVES RISK - Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund's/Underlying Fund's Sub-Adviser must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment. For index funds the derivatives purchased are priced on the index that the Sub-Adviser is tracking. The Fund's/Underlying Fund's Sub-Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund/Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund/Underlying Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund/Underlying Fund, depending on the nature and extent of the derivatives in the Fund's/Underlying Fund's portfolio. If the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio. Instability in the market can threaten the ability of the Fund to fulfill its obligation to deliver the underlying debt security to the underlying credit default swaps' seller. The Funds may also be exposed to "Counterparty Risk" (as set forth herein) when entering into agreements related to derivatives instruments or purchasing derivatives instruments.


IN THE SECTION ENTITLED "INVESTMENT ADVISER", PLEASE DELETE THE LAST PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.


IN THE SECTION ENTITLED "MANAGEMENT FEE", PLEASE DELETE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Credit Suisse Commodity Securities Fund           $0 to $300 million                                       .70%
                                                      Over $300 million                                        .60%
----------------------------------------------------- ---------------------------------- ---------------------------


IN THE SECTION ENTITLED "MANAGEMENT FEE", PLEASE DELETE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                ADVISORY FEE
                                                                                           (ANNUAL RATE BASED ON
                                                                                           AVERAGE NET ASSETS OF
FUND                                                  ASSETS                                     EACH FUND)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/T. Rowe Price Short-Term Bond Fund                $0 to $250 million                                       .45%
                                                      Over $250 million                                        .40%
----------------------------------------------------- ---------------------------------- ---------------------------


IN THE SECTION ENTITLED "ADMINISTRATIVE FEE", PLEASE DELETE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Credit Suisse Commodity Securities Fund                                    All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------


IN THE SECTION ENTITLED "ADMINISTRATIVE FEE", PLEASE DELETE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND FROM THE CHART AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/T. Rowe Price Short-Term Bond Fund                                         All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------


IN THE SECTION ENTITLED "FINANCIAL HIGHLIGHTS", DELETE THE PARAGRAPHS AND THE FINANCIAL HIGHLIGHTS TABLE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The following table provides selected per share data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2009 (semi-annual report) has not been audited.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM INTERNATIONAL GROWTH FUND

Class A
     06/30/2009              6.88          0.10           0.72           0.82             -                  -          7.70
     12/31/2008             15.74          0.27          (6.68)         (6.41)        (0.06)             (2.39)         6.88
     12/31/2007             14.55          0.30           1.10           1.40         (0.21)                 -          15.74
     12/31/2006             12.03          0.18           2.55           2.73         (0.21)                 -          14.55
     12/31/2005             11.04          0.14           1.04           1.18         (0.19)                 -          12.03
     12/31/2004              9.61          0.10           1.47           1.57         (0.14)                 -          11.04
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
     06/30/2009              8.67          0.02           0.34           0.36             -                  -          9.03
     12/31/2008             14.93          0.04          (5.69)         (5.65)        (0.02)             (0.59)         8.67
     12/31/2007             13.49          0.02           2.09           2.11         (0.01)             (0.66)        14.93
     12/31/2006             12.51          0.02           0.96           0.98          0.00 (F)              -         13.49
     12/31/2005             11.67          0.00           0.84           0.84             -                  -         12.51
     12/31/2004             10.61          0.01           1.05           1.06             -                  -         11.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM GLOBAL REAL ESTATE FUND

Class A
     06/30/2009              5.79          0.11           0.12           0.23             -                  -          6.02
     12/31/2008             12.44          0.31          (4.96)         (4.65)        (0.23)             (1.77)         5.79
     12/31/2007             15.80          0.20          (2.58)         (2.38)        (0.17)             (0.81)        12.44
     12/31/2006             11.70          0.42           3.84           4.26         (0.05)             (0.11)        15.80
 05/02(A)-12/31/2005        10.00          0.21           1.49           1.70             -                  -         11.70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
     06/30/2009            $ 7.50       $ (0.01)        $ 0.96         $ 0.95           $ -                $ -        $ 8.45
     12/31/2008             14.82         (0.04)         (5.95)         (5.99)            -              (1.33)         7.50
     12/31/2007             14.27         (0.10)          1.71           1.61             -              (1.06)        14.82
     12/31/2006             13.52         (0.11)          2.07           1.96             -              (1.21)        14.27
     12/31/2005             12.47         (0.08)          1.13           1.05             -                  -         13.52
     12/31/2004             11.67         (0.12)          0.92           0.80             -                  -         12.47
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND

Class A
     06/30/2009              7.35          0.09           0.31           0.40             -                  -          7.75
     12/31/2008             11.95          0.25          (3.67)         (3.42)        (0.12)             (1.06)         7.35
     12/31/2007             11.92          0.20           0.72           0.92         (0.14)             (0.75)        11.95
     12/31/2006             11.03          0.18           1.01           1.19         (0.10)             (0.20)        11.92
     12/31/2005             10.02          0.12           0.89           1.01             -                  -         11.03
     12/31/2004              9.27          0.12           0.75           0.87         (0.12)                 -         10.02
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND

Class A
     06/30/2009             15.33          0.16           1.98           2.14             -                  -         17.47
     12/31/2008             26.67          0.44         (11.78)        (11.34)            -                  -         15.33
     12/31/2007             22.23         (0.03)          4.62           4.59         (0.15)                 -         26.67
     12/31/2006             19.68          0.07           2.55           2.62         (0.07)                 -         22.23
     12/31/2005             19.41          0.08           0.29           0.37         (0.10)                 -         19.68
     12/31/2004             17.43          0.10           1.88           1.98             -                  -         19.41
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND

Class A
     06/30/2009              4.53          0.04           1.10           1.14             -                  -          5.67
     12/31/2008              9.87          0.14          (5.47)         (5.33)        (0.01)                 -          4.53
12/03(A) - 12/31/2007       10.00          0.00          (0.13)         (0.13)            -                  -          9.87
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND

Class A
     06/30/2009            $13.99        $ 0.09         $ 1.58         $ 1.67           $ -                $ -       $ 15.66
     12/31/2008             23.68          0.06          (9.75)         (9.69)         0.00 (F)              -         13.99
     12/31/2007             21.58          0.00           2.10           2.10             -                  -         23.68
     12/31/2006             20.63         (0.01)          0.96           0.95             -                  -         21.58
     12/31/2005             19.71         (0.05)          0.97           0.92             -                  -         20.63
     12/31/2004             17.65         (0.02)          2.08           2.06             -                  -         19.71
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM INTERNATIONAL GROWTH FUND

Class A
     06/30/2009               11.92 (T)      279,782          23          1.05          2.92             n/a            n/a
     12/31/2008              (40.94)         249,897          53          1.03          2.10             n/a            n/a
     12/31/2007                9.70          475,302         105          1.03          1.90             n/a            n/a
     12/31/2006               22.67          259,811          12          1.06          1.35             n/a            n/a
     12/31/2005               10.69          201,554          71          1.08          1.25             n/a            n/a
     12/31/2004               16.34           94,998          75          1.17          0.96            1.19           0.94
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
     06/30/2009                4.15          439,432          32          0.98          0.53             n/a            n/a
     12/31/2008              (37.66)         350,826          56          0.97          0.29             n/a            n/a
     12/31/2007               15.75          525,103          71          0.99          0.17             n/a            n/a
     12/31/2006                7.86          396,703          90          1.00          0.12             n/a            n/a
     12/31/2005                7.23          361,417         101          1.01          0.03             n/a            n/a
     12/31/2004                9.99          191,003          96          1.07          0.09            1.10           0.06
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM GLOBAL REAL ESTATE FUND

Class A
     06/30/2009                3.97          188,069          37          1.07          4.41             n/a            n/a
     12/31/2008              (35.71)         145,218         117          1.03          2.78             n/a            n/a
     12/31/2007              (15.01)         184,451          76          1.02          1.29             n/a            n/a
     12/31/2006               36.38          254,557          37          1.02          2.98             n/a            n/a
 05/02(A)-12/31/2005          17.00           79,209          36          1.05          3.37             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
     06/30/2009               12.67 %         $ 59,167         12%        1.16 %         (0.27)%           n/a            n/a
     12/31/2008                (39.73)          40,314          42          1.16         (0.32)            n/a            n/a
     12/31/2007                 11.37           73,951          37          1.15         (0.64)            n/a            n/a
     12/31/2006                 14.49           53,265          54          1.16         (0.79)            n/a            n/a
     12/31/2005                  8.42           49,776          65          1.16         (0.67)            n/a            n/a
     12/31/2004                  6.86           44,358          93          1.16         (0.92)           1.18          (0.94)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND

Class A
     06/30/2009                  5.44          202,120          44          1.01          2.50             n/a            n/a
     12/31/2008                (28.29)         183,572          70          1.01          2.37             n/a            n/a
     12/31/2007                  7.96          197,825         155          0.98          1.60             n/a            n/a
     12/31/2006                 10.79          162,743          62          1.02          1.55             n/a            n/a
     12/31/2005                 10.09          127,908          83          1.01          1.22             n/a            n/a
     12/31/2004                  9.42          104,564         164          1.03          1.25            1.04           1.24
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND

Class A
     06/30/2009                 13.96 (U)      211,354          52          1.10          2.18             n/a            n/a
     12/31/2008                (42.52)         163,107          96          1.09          2.04             n/a            n/a
     12/31/2007                 20.65          232,460         195          1.10         (0.11)            n/a            n/a
     12/31/2006                 13.31          160,207         116          1.10          0.35             n/a            n/a
     12/31/2005                  1.91          188,593         264          1.10          0.30             n/a            n/a
     12/31/2004                 11.36          217,952         296          1.11          0.58            1.21           0.48
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND

Class A
     06/30/2009                 25.17           74,253          20          1.31          1.79             n/a            n/a
     12/31/2008                (54.00)          44,755          53          1.31          1.88             n/a            n/a
12/03(A) - 12/31/2007           (1.30)          73,063           2          1.30          0.22             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND

Class A
     06/30/2009               11.94 %        $ 330,085         26%         0.99 %        1.33 %           n/a            n/a
     12/31/2008               (40.92)         195,824          47          0.99          0.29             n/a            n/a
     12/31/2007                 9.73          226,712         190          1.00         (0.01)            n/a            n/a
     12/31/2006                 4.60          186,424          89          0.99         (0.07)            n/a            n/a
     12/31/2005                 4.67          216,007          77          0.99         (0.18)            n/a            n/a
     12/31/2004                11.67          295,491         154          1.00         (0.09)           1.02          (0.11)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND

Class A
     06/30/2009              6.31          0.07           1.16           1.23             -                  -          7.54
     12/31/2008             13.90          0.20          (7.35)         (7.15)        (0.01)             (0.43)         6.31
 01/16(A) - 12/31/2007      10.00          0.07           3.83           3.90             -                  -         13.90
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND

Class A
     06/30/2009              6.11          0.03           0.15           0.18             -                  -          6.29
     12/31/2008             10.85          0.09          (4.22)         (4.13)            -              (0.61)         6.11
 01/16(A) - 12/31/2007      10.00         (0.02)          0.87           0.85             -                  -         10.85
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
     06/30/2009              4.96          0.03           0.63           0.66             -                  -          5.62
     12/31/2008             14.53          0.16          (5.92)         (5.76)        (0.34)             (3.47)         4.96
     12/31/2007             17.22          0.20          (0.12)          0.08         (0.35)             (2.42)        14.53
     12/31/2006             15.33          0.15           1.74           1.89          0.00 (F)              -         17.22
     12/31/2005             14.96          0.14           0.36           0.50         (0.13)                 -         15.33
     12/31/2004             14.17          0.11           0.79           0.90         (0.11)                 -         14.96
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
     06/30/2009            $11.91       $ (0.01)        $ 1.05         $ 1.04           $ -               $ -       $ 12.95
     12/31/2008             20.73         (0.04)         (7.93)         (7.97)            -              (0.85)        11.91
     12/31/2007             22.19         (0.11)          2.65           2.54             -              (4.00)        20.73
     12/31/2006             20.13         (0.15)          4.17           4.02             -              (1.96)        22.19
     12/31/2005             19.97         (0.15)          0.66           0.51             -              (0.35)        20.13
     12/31/2004             16.81         (0.12)          3.28           3.16             -                  -         19.97
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND

Class A
     06/30/2009              5.92          0.08           0.32           0.40             -                  -          6.32
     12/31/2008              9.99          0.17          (4.24)         (4.07)         0.00 (F)           0.00 (F)      5.92
 01/16(A) - 12/31/2007      10.00          0.11          (0.05)          0.06         (0.06)             (0.01)         9.99
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
     06/30/2009              7.39          0.29           0.65           0.94             -                  -          8.33
     12/31/2008             10.53          0.66          (3.79)         (3.13)        (0.01)                 -          7.39
     12/31/2007             10.70          0.60          (0.40)          0.20         (0.35)             (0.02)        10.53
 05/01(A)-12/31/2006        10.00          0.34           0.64           0.98         (0.26)             (0.02)        10.70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND

Class A
     06/30/2009              6.20          0.07           0.21           0.28             -                  -          6.48
     12/31/2008             10.02          0.14          (3.94)         (3.80)            -              (0.02)         6.20
 01/16(A) - 12/31/2007      10.00          0.16          (0.14)          0.02             -                  -         10.02
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
     06/30/2009            $ 6.56        $ 0.04         $ 0.35         $ 0.39           $ -                $ -        $ 6.95
     12/31/2008             11.38          0.11          (3.97)         (3.86)        (0.10)             (0.86)         6.56
     12/31/2007             12.86          0.11          (0.90)         (0.79)        (0.09)             (0.60)        11.38
     12/31/2006             11.03          0.08           1.88           1.96         (0.02)             (0.11)        12.86
 05/02(A)-12/31/2005        10.00          0.02           1.01           1.03             -                  -         11.03
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND

Class A
     06/30/2009             10.71          0.25           0.43           0.68             -                  -         11.39
     12/31/2008             12.01          0.55          (1.18)         (0.63)        (0.48)             (0.19)        10.71
     12/31/2007             11.60          0.57           0.23           0.80         (0.39)                 -         12.01
     12/31/2006             11.08          0.54          (0.01)          0.53         (0.01)                 -         11.60
     12/31/2005             11.47          0.44          (0.14)          0.30         (0.48)             (0.21)        11.08
     12/31/2004             11.40          0.56           0.23           0.79         (0.53)             (0.19)        11.47
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND

Class A
     06/30/2009                19.49          364,894          77          1.05          2.10             n/a            n/a
     12/31/2008               (51.30)         214,651          71          1.04          1.67             n/a            n/a
 01/16(A) - 12/31/2007         39.00          388,379          51          1.05          0.57             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND

Class A
     06/30/2009                 2.95           70,697         315          1.59 (G)      1.06             n/a            n/a
     12/31/2008               (37.68)          41,879         455          1.59 (G)      0.98             n/a            n/a
 01/16(A) - 12/31/2007          8.50           68,632         240          2.26 (G)     (0.19)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
     06/30/2009                13.31           57,630          20          0.96          1.18             n/a            n/a
     12/31/2008               (39.04)          42,644          57          0.96          1.35             n/a            n/a
     12/31/2007                 0.59           81,088          43          0.94          1.13             n/a            n/a
     12/31/2006                12.35          177,972         109          0.96          0.92             n/a            n/a
     12/31/2005                 3.37          244,280         106          0.96          0.77             n/a            n/a
     12/31/2004                 6.32          357,978         101          0.96          0.85            1.00           0.81
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
     06/30/2009            $  8.73 %        $ 189,622         51%        1.04 %         (0.12)%           n/a            n/a
     12/31/2008               (38.34)         164,108          69          1.03         (0.25)            n/a            n/a
     12/31/2007                12.14          231,713          81          1.03         (0.45)            n/a            n/a
     12/31/2006                20.03          199,096          68          1.05         (0.67)            n/a            n/a
     12/31/2005                 2.52          159,471          57          1.06         (0.72)            n/a            n/a
     12/31/2004                18.80          169,746          53          1.06         (0.76)           1.07          (0.77)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND

Class A
     06/30/2009                 6.76          264,499           3          1.11          2.91             n/a            n/a
     12/31/2008               (40.72)         236,023          11          1.11          2.18             n/a            n/a
 01/16(A) - 12/31/2007          0.63          318,542           3          1.10          1.15             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
     06/30/2009                12.72          522,918          26          1.02          7.65             n/a            n/a
     12/31/2008               (29.74)         432,233          56          1.00          7.05             n/a            n/a
     12/31/2007                 1.85          549,659          21 (I)      1.02          5.45             n/a            n/a
 05/01(A)-12/31/2006            9.78           64,653          43          1.10          4.85             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND

Class A
     06/30/2009                 4.52          291,530          27          1.16 (J)      2.25             n/a            n/a
     12/31/2008               (37.90)         255,941          49          1.08 (J)      1.67             n/a            n/a
 01/16(A) - 12/31/2007          0.20          344,535          33          1.07 (J)      1.60             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
     06/30/2009              5.95 %        $ 113,632          1%        1.16 %        1.31 %             n/a            n/a
     12/31/2008              (33.23)          86,399          14          1.16          1.10             n/a            n/a
     12/31/2007               (6.14)         100,289          26          1.16          0.80             n/a            n/a
     12/31/2006               17.71          130,608           6          1.16          0.67             n/a            n/a
 05/02(A)-12/31/2005          10.30           72,399           5          1.14          0.39             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND

Class A
     06/30/2009                6.35          616,388         548          0.90          4.55             n/a            n/a
     12/31/2008               (5.17)         564,785         462          0.90          4.76             n/a            n/a
     12/31/2007                6.91          614,033         186 (K)      0.91          4.79             n/a            n/a
     12/31/2006                4.77          460,890         113 (K)      0.92          4.81             n/a            n/a
     12/31/2005                2.62          338,943          97 (K)      0.93          4.44             n/a            n/a
     12/31/2004                6.91          236,706          74 (K)      0.94          4.63             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Class A
     06/30/2009              9.67          0.24           1.01           1.25             -                  -         10.92
 10/06(A)-12/31/2008        10.00          0.09          (0.42)         (0.33)            -                  -          9.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
     06/30/2009              6.51          0.04           0.30           0.34             -                  -          6.85
     12/31/2008             12.82          0.09          (4.82)         (4.73)        (0.11)             (1.47)         6.51
     12/31/2007             12.96          0.14           0.22           0.36         (0.08)             (0.42)        12.82
     12/31/2006             11.39          0.11           1.68           1.79         (0.04)             (0.18)        12.96
 05/02(A)-12/31/2005        10.00          0.06           1.33           1.39             -                  -         11.39

Class B
     06/30/2009              6.50          0.06           0.29           0.35             -                  -          6.85
     12/31/2008             12.83          0.12          (4.85)         (4.73)        (0.13)             (1.47)         6.50
     12/31/2007             12.99          0.16           0.22           0.38         (0.12)             (0.42)        12.83
     12/31/2006             11.40          0.13           1.70           1.83         (0.06)             (0.18)        12.99
 05/02(A)-12/31/2005        10.00          0.07           1.33           1.40             -                  -         11.40
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
     06/30/2009            $ 9.36        $ 0.15         $ 0.24         $ 0.39           $ -                $ -        $ 9.75
     12/31/2008             10.49          0.40          (1.04)         (0.64)        (0.45)             (0.04)         9.36
     12/31/2007             10.31          0.49           0.01           0.50         (0.32)                 -         10.49
 05/01(A)-12/31/2006        10.00          0.31           0.00           0.31             -                  -         10.31
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
     06/30/2009              5.72          0.12           0.21           0.33             -                  -          6.05
     12/31/2008             14.35          0.38          (6.85)         (6.47)        (0.25)             (1.91)         5.72
     12/31/2007             14.02          0.27           1.36           1.63         (0.17)             (1.13)        14.35
     12/31/2006             10.94          0.26           3.23           3.49         (0.08)             (0.33)        14.02
     12/31/2005              9.29          0.13           1.59           1.72         (0.01)             (0.06)        10.94
     12/31/2004              7.65          0.07           1.65           1.72         (0.08)                 -          9.29
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND

Class A
     06/30/2009             11.15         (0.01)          1.54           1.53             -                  -         12.68
     12/31/2008             20.07         (0.05)         (8.87)         (8.92)            -                  -         11.15
     12/31/2007             18.59         (0.03)          1.51           1.48             -                  -         20.07
     12/31/2006             16.59         (0.01)          2.01           2.00             -                  -         18.59
     12/31/2005             15.67         (0.02)          0.99           0.97         (0.05)                 -         16.59
     12/31/2004             13.28          0.05           2.34           2.39             -                  -         15.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
     06/30/2009             12.25          0.17          (0.01)          0.16             -                  -         12.41
     12/31/2008             11.74          0.49           0.27           0.76         (0.25)                 -         12.25
     12/31/2007             11.43          0.53           0.20           0.73         (0.42)                 -         11.74
     12/31/2006             11.07          0.46          (0.10)          0.36             -                  -         11.43
     12/31/2005             11.31          0.41          (0.14)          0.27         (0.41)             (0.10)        11.07
     12/31/2004             11.47          0.54          (0.10)          0.44         (0.53)             (0.07)        11.31
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

Class A
     06/30/2009            $ 5.88        $ 0.11         $ 1.80         $ 1.91           $ -                $ -        $ 7.79
     12/31/2008             14.47          0.38          (7.64)         (7.26)        (0.08)             (1.25)         5.88
     12/31/2007             10.99          0.18           3.32           3.50         (0.02)                 -         14.47
 05/01(A)-12/31/2006        10.00          0.10           0.89           0.99             -                  -         10.99
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Class A
     06/30/2009               12.93           76,578          75          1.11          4.72             n/a            n/a
 10/06(A)-12/31/2008          (3.30)          28,973          44          1.11          3.92             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
     06/30/2009                5.22          170,207          57          1.04          1.34             n/a            n/a
     12/31/2008              (36.09)         134,460          98          1.04          0.83             n/a            n/a
     12/31/2007                2.80          169,388         117          1.03          1.01             n/a            n/a
     12/31/2006               15.73          144,432          47          1.05          0.90             n/a            n/a
 05/02(A)-12/31/2005          13.90           85,789          34          1.06          1.02             n/a            n/a

Class B
     06/30/2009                5.38            5,144          57          0.84          1.79             n/a            n/a
     12/31/2008              (36.03)             244          98          0.84          1.11             n/a            n/a
     12/31/2007                2.97              210         117          0.83          1.16             n/a            n/a
     12/31/2006               16.06              206          47          0.85          1.09             n/a            n/a
 05/02(A)-12/31/2005          14.00              151          34          0.86          1.22             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
     06/30/2009             4.17 %        $ 375,818         89%          0.75 %        3.09 %           n/a            n/a
     12/31/2008              (5.97)         295,409         134          0.74          3.86             n/a            n/a
     12/31/2007               4.82          311,237          73 (L)      0.75          4.62             n/a            n/a
 05/01(A)-12/31/2006          3.10          327,071         109 (L)      0.74          4.52             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
     06/30/2009               5.77          389,384          44          1.04          4.58             n/a            n/a
     12/31/2008             (44.49)         346,379          90          1.01          3.40             n/a            n/a
     12/31/2007              11.97          727,077          98          1.01          1.81             n/a            n/a
     12/31/2006              31.98          485,663          83          1.04          2.09             n/a            n/a
     12/31/2005              18.57          234,118          72          1.08          1.63             n/a            n/a
     12/31/2004              22.54           82,081          90          1.13          1.14             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND

Class A
     06/30/2009              13.72          118,195          52          1.01         (0.19)            n/a            n/a
     12/31/2008             (44.44)          91,958         105          1.02         (0.30)            n/a            n/a
     12/31/2007               7.96          184,228         184          1.01         (0.16)            n/a            n/a
     12/31/2006              12.06          221,504         151          1.01         (0.07)            n/a            n/a
     12/31/2005               6.16          217,173         149          1.01         (0.11)            n/a            n/a
     12/31/2004              18.00          210,402         232          1.02          0.39            1.04           0.37
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
     06/30/2009               1.31          636,580          10          0.73          2.70             n/a            n/a
     12/31/2008               6.53          680,849          14          0.76          4.06             n/a            n/a
     12/31/2007               6.38          265,662          57 (M)      0.78          4.51             n/a            n/a
     12/31/2006               3.25          235,088         114 (M)      0.79          4.16             n/a            n/a
     12/31/2005               2.35          214,590          39 (M)      0.79          3.76             n/a            n/a
     12/31/2004               3.85          197,863          65 (M)      0.79          3.92             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

Class A
     06/30/2009             32.48 %      $ 373,242          28%         1.30 %        3.37 %           n/a            n/a
     12/31/2008            (50.05)         211,608          64          1.28          3.21             n/a            n/a
     12/31/2007             31.81          411,866          53          1.29          1.37             n/a            n/a
 05/01(A)-12/31/2006         9.90           88,626          28          1.35          1.52             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP EQUITY FUND

Class A
     06/30/2009              6.82          0.03           0.70           0.73             -                  -          7.55
     12/31/2008             11.47          0.15          (4.62)         (4.47)        (0.13)             (0.05)         6.82
     12/31/2007             14.08          0.11          (0.50)         (0.39)        (0.08)             (2.14)        11.47
     12/31/2006             13.54          0.07           1.89           1.96         (0.07)             (1.35)        14.08
     12/31/2005             14.66          0.07           1.24           1.31         (0.06)             (2.37)        13.54
     12/31/2004             13.16          0.02           3.21           3.23         (0.02)             (1.71)        14.66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND

Class A
     06/30/2009              8.42          0.07           1.06           1.13             -                  -          9.55
 10/06(A)-12/31/2008        10.00             -          (1.58)         (1.58)            -                  -          8.42
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND

Class A
     06/30/2009              8.35          0.09           0.85           0.94             -                  -          9.29
 10/06(A)-12/31/2008        10.00          0.02          (1.66)         (1.64)        (0.01)                 -          8.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND

Class A
     06/30/2009            $ 8.59        $ 0.26         $ 0.34         $ 0.60           $ -                $ -        $ 9.19
 10/06(A)-12/31/2008        10.00          0.04          (1.41)         (1.37)        (0.04)                 -          8.59
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND

Class A
     06/30/2009              9.60          0.14           0.74           0.88             -                  -         10.48
 10/06(A)-12/31/2008        10.00          0.02          (0.42)         (0.40)            -                  -          9.60
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
     06/30/2009              7.54          0.08           0.14           0.22             -                  -          7.76
     12/31/2008             12.36          0.19          (4.84)         (4.65)        (0.17)                 -          7.54
     12/31/2007             12.06          0.18           0.40           0.58         (0.16)             (0.12)        12.36
     12/31/2006             10.68          0.16           1.45           1.61         (0.15)             (0.08)        12.06
     12/31/2005             10.66          0.13           0.34           0.47         (0.12)             (0.33)        10.68
     12/31/2004              9.84          0.12           0.87           0.99         (0.12)             (0.05)        10.66

Class B
     06/30/2009              7.66          0.08           0.16           0.24             -                  -          7.90
     12/31/2008             12.57          0.21          (4.93)         (4.72)        (0.19)                 -          7.66
     12/31/2007             12.27          0.21           0.41           0.62         (0.20)             (0.12)        12.57
     12/31/2006             10.76          0.21           1.44           1.65         (0.06)             (0.08)        12.27
     12/31/2005             10.72          0.15           0.34           0.49         (0.12)             (0.33)        10.76
 03/05(A)-12/31/2004        10.25          0.09           0.52           0.61         (0.09)             (0.05)        10.72
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
     06/30/2009              8.17          0.06           0.67           0.73             -                  -          8.90
     12/31/2008             14.78          0.17          (5.75)         (5.58)        (0.13)             (0.90)         8.17
     12/31/2007             14.96          0.17           0.93           1.10         (0.05)             (1.23)        14.78
     12/31/2006             14.21          0.14           1.24           1.38         (0.13)             (0.50)        14.96
     12/31/2005             13.28          0.09           1.51           1.60         (0.10)             (0.57)        14.21
     12/31/2004             11.47          0.06           1.75           1.81             -                  -         13.28

Class B
     06/30/2009              8.26          0.07           0.68           0.75             -                  -          9.01
     12/31/2008             14.95          0.20          (5.83)         (5.63)        (0.16)             (0.90)         8.26
     12/31/2007             15.07          0.21           0.94           1.15         (0.04)             (1.23)        14.95
     12/31/2006             14.22          0.19           1.22           1.41         (0.06)             (0.50)        15.07
     12/31/2005             13.27          0.11           1.51           1.62         (0.10)             (0.57)        14.22
 03/05(A)-12/31/2004        12.28          0.05           0.98           1.03         (0.04)                 -         13.27
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP EQUITY FUND

Class A
     06/30/2009             10.70          125,532          34          1.03          1.03             n/a            n/a
     12/31/2008            (38.96)         125,184          81          1.02          1.50             n/a            n/a
     12/31/2007             (2.61)         243,429          84          1.02          0.71             n/a            n/a
     12/31/2006             14.56          217,646          70          1.03          0.50             n/a            n/a
     12/31/2005              8.81          228,735          85          1.03          0.49             n/a            n/a
     12/31/2004             24.72          222,542         101          1.08          0.20            1.13           0.15
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND

Class A
     06/30/2009             13.42            9,234          36          1.21          1.64             n/a            n/a
 10/06(A)-12/31/2008       (15.80)           4,703          10          1.24         (0.03)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND

Class A
     06/30/2009             11.26            7,648          19          1.21          2.08             n/a            n/a
 10/06(A)-12/31/2008       (16.43)           4,501          34          1.23          0.82             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND

Class A
     06/30/2009            6.98 %          $ 4,375         11%          0.78 %        6.53 %           n/a            n/a
 10/06(A)-12/31/2008       (13.74)           2,055           -          0.84          2.26             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND

Class A
     06/30/2009              9.17           10,039          10          0.78          3.05             n/a            n/a
 10/06(A)-12/31/2008        (4.00)           3,299           -          0.82          0.78             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
     06/30/2009              2.92          613,523           2          0.61          2.11             n/a            n/a
     12/31/2008            (37.64)         457,126           7          0.60          1.80             n/a            n/a
     12/31/2007              4.90          656,286           3          0.59          1.45             n/a            n/a
     12/31/2006             15.08          559,179           1          0.60          1.42             n/a            n/a
     12/31/2005              4.37          427,375          14          0.61          1.30             n/a            n/a
     12/31/2004             10.06          361,845           7          0.60          1.49             n/a            n/a

Class B
     06/30/2009              3.13            9,383           2          0.41          2.35             n/a            n/a
     12/31/2008            (37.57)           8,916           7          0.40          2.01             n/a            n/a
     12/31/2007              5.14           10,797           3          0.39          1.65             n/a            n/a
     12/31/2006             15.29            9,547           1          0.40          1.74             n/a            n/a
     12/31/2005              4.54              537          14          0.41          1.50             n/a            n/a
 03/05(A)-12/31/2004         5.91              239           7          0.40          2.07             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
     06/30/2009              8.94          326,522           8          0.62          1.57             n/a            n/a
     12/31/2008            (37.58)         284,426          30          0.61          1.35             n/a            n/a
     12/31/2007              7.45          464,641          25          0.60          1.06             n/a            n/a
     12/31/2006              9.69          381,163          10          0.61          0.97             n/a            n/a
     12/31/2005             11.98          288,486          15          0.61          0.82             n/a            n/a
     12/31/2004             15.79          198,751          14          0.60          0.62             n/a            n/a

Class B
     06/30/2009              9.08            3,719           8          0.42          1.79             n/a            n/a
     12/31/2008            (37.51)           2,613          30          0.41          1.55             n/a            n/a
     12/31/2007              7.69            3,470          25          0.40          1.27             n/a            n/a
     12/31/2006              9.91            2,804          10          0.41          1.26             n/a            n/a
     12/31/2005             12.14              245          15          0.41          1.02             n/a            n/a
 03/05(A)-12/31/2004         8.42               90          14          0.40          0.84             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
     06/30/2009              7.97          0.05           0.16           0.21             -                  -          8.18
     12/31/2008             13.53          0.11          (4.87)         (4.76)        (0.15)             (0.65)         7.97
     12/31/2007             14.79          0.18          (0.51)         (0.33)        (0.04)             (0.89)        13.53
     12/31/2006             13.44          0.15           2.19           2.34         (0.12)             (0.87)        14.79
     12/31/2005             13.43          0.08           0.49           0.57         (0.09)             (0.47)        13.44
     12/31/2004             11.46          0.07           1.93           2.00             -              (0.03)        13.43

Class B
     06/30/2009              8.05          0.06           0.16           0.22             -                  -          8.27
     12/31/2008             13.66          0.14          (4.92)         (4.78)        (0.18)             (0.65)         8.05
     12/31/2007             14.86          0.21          (0.50)         (0.29)        (0.02)             (0.89)        13.66
     12/31/2006             13.42          0.20           2.16           2.36         (0.05)             (0.87)        14.86
     12/31/2005             13.39          0.10           0.49           0.59         (0.09)             (0.47)        13.42
 03/05(A)-12/31/2004        12.33          0.06           1.08           1.14         (0.05)             (0.03)        13.39
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
     06/30/2009            $ 9.41        $ 0.19         $ 0.38         $ 0.57           $ -                $ -        $ 9.98
     12/31/2008             17.55          0.47          (8.00)         (7.53)        (0.30)             (0.31)         9.41
     12/31/2007             16.54          0.40           1.29           1.69         (0.45)             (0.23)        17.55
     12/31/2006             13.59          0.32           3.15           3.47         (0.37)             (0.15)        16.54
     12/31/2005             13.67          0.29           1.53           1.82         (0.27)             (1.63)        13.59
     12/31/2004             11.45          0.16           2.07           2.23         (0.01)                 -         13.67

Class B
     06/30/2009              9.68          0.21           0.39           0.60             -                  -         10.28
     12/31/2008             18.04          0.52          (8.24)         (7.72)        (0.33)             (0.31)         9.68
     12/31/2007             16.88          0.44           1.32           1.76         (0.37)             (0.23)        18.04
     12/31/2006             13.60          0.22           3.30           3.52         (0.09)             (0.15)        16.88
     12/31/2005             13.66          0.31           1.53           1.84         (0.27)             (1.63)        13.60
 03/05(A)-12/31/2004        12.05          0.05           1.62           1.67         (0.06)                 -         13.66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
     06/30/2009             11.07          0.23          (0.02)          0.21             -                  -         11.28
     12/31/2008             11.16          0.52          (0.10)          0.42         (0.51)                 -         11.07
     12/31/2007             10.92          0.52           0.18           0.70         (0.46)                 -         11.16
     12/31/2006             10.75          0.48          (0.09)          0.39         (0.22)                 -         10.92
     12/31/2005             10.83          0.18           0.02           0.20         (0.22)             (0.06)        10.75
     12/31/2004             10.47          0.35           0.04           0.39         (0.03)                 -         10.83

Class B
     06/30/2009             11.36          0.25          (0.02)          0.23             -                  -         11.59
     12/31/2008             11.44          0.56          (0.11)          0.45         (0.53)                 -         11.36
     12/31/2007             11.05          0.55           0.19           0.74         (0.35)                 -         11.44
     12/31/2006             10.70          0.50          (0.09)          0.41         (0.06)                 -         11.05
     12/31/2005             10.76          0.20           0.02           0.22         (0.22)             (0.06)        10.70
 03/05(A)-12/31/2004        10.73          0.12           0.02           0.14         (0.11)                 -         10.76
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
     06/30/2009              7.00          0.08           0.77           0.85             -                  -          7.85
     12/31/2008             14.97          0.21          (6.42)         (6.21)        (0.17)             (1.59)         7.00
     12/31/2007             15.25          0.13           0.81           0.94         (0.12)             (1.10)        14.97
     12/31/2006             13.53          0.08           2.21           2.29         (0.07)             (0.50)        15.25
     12/31/2005             11.92          0.08           1.56           1.64         (0.03)                 -         13.53
     12/31/2004             10.12          0.03           1.78           1.81         (0.01)                 -         11.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
     06/30/2009              2.63          349,702          16          0.61          1.36             n/a            n/a
     12/31/2008            (35.01)         241,444          29          0.61          0.96             n/a            n/a
     12/31/2007             (2.11)         361,126          21          0.60          1.21             n/a            n/a
     12/31/2006             17.49          339,124          17          0.60          1.02             n/a            n/a
     12/31/2005              4.22          237,460          16          0.60          0.84             n/a            n/a
     12/31/2004             17.42          173,822          18          0.60          0.81             n/a            n/a

Class B
     06/30/2009              2.73            3,214          16          0.41          1.59             n/a            n/a
     12/31/2008            (34.83)           2,299          29          0.41          1.17             n/a            n/a
     12/31/2007             (1.84)           2,771          21          0.40          1.41             n/a            n/a
     12/31/2006             17.66            2,714          17          0.40          1.33             n/a            n/a
     12/31/2005              4.38              248          16          0.40          1.04             n/a            n/a
 03/05(A)-12/31/2004         9.24               85          18          0.40          1.25             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
     06/30/2009             6.06 %        $ 468,804          2%          0.66 %        4.33 %           n/a            n/a
     12/31/2008             (42.92)         369,368          15          0.65          3.31             n/a            n/a
     12/31/2007              10.39          645,505           5          0.65          2.23             n/a            n/a
     12/31/2006              25.58          497,487           2          0.66          2.11             n/a            n/a
     12/31/2005              13.31          294,677          43          0.66          2.08             n/a            n/a
     12/31/2004              19.49          298,098           3          0.66          1.83             n/a            n/a

Class B
     06/30/2009               6.20           13,754           2          0.46          4.75             n/a            n/a
     12/31/2008             (42.82)           6,256          15          0.45          3.55             n/a            n/a
     12/31/2007              10.56           10,527           5          0.45          2.43             n/a            n/a
     12/31/2006              25.93            5,982           2          0.47          1.40             n/a            n/a
     12/31/2005              13.46              374          43          0.46          2.28             n/a            n/a
 03/05(A)-12/31/2004         13.85               50           3          0.46          1.19             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
     06/30/2009               1.90          498,508          37 (N)      0.61          4.21             n/a            n/a
     12/31/2008               3.79          379,239          51 (N)      0.61          4.60             n/a            n/a
     12/31/2007               6.43          349,683          45 (N)      0.60          4.68             n/a            n/a
     12/31/2006               3.64          247,489          65 (N)      0.61          4.42             n/a            n/a
     12/31/2005               1.85          180,542         361          0.61          3.46             n/a            n/a
     12/31/2004               3.74          116,440         215          0.61          3.31             n/a            n/a

Class B
     06/30/2009               2.02            2,128          37 (N)      0.41          4.43             n/a            n/a
     12/31/2008               3.98            1,596          51 (N)      0.41          4.81             n/a            n/a
     12/31/2007               6.68              906          45 (N)      0.41          4.88             n/a            n/a
     12/31/2006               3.85              692          65 (N)      0.41          4.65             n/a            n/a
     12/31/2005               2.04              147         361          0.41          3.66             n/a            n/a
 03/05(A)-12/31/2004          1.35               17         215          0.41          3.38             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
     06/30/2009              12.14          201,787          13          1.06          2.35             n/a            n/a
     12/31/2008             (40.86)         176,084          22          1.06          1.71             n/a            n/a
     12/31/2007               6.33          372,934          31          1.05          0.79             n/a            n/a
     12/31/2006              16.96          349,246          30          1.06          0.58             n/a            n/a
     12/31/2005              13.74          289,390          27          1.06          0.74             n/a            n/a
     12/31/2004              17.93          235,047          18          1.06          0.56             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND

Class A
     06/30/2009            $ 4.80        $ 0.06         $ 1.84         $ 1.90           $ -                $ -        $ 6.70
     12/31/2008              9.80          0.12          (5.03)         (4.91)        (0.09)                 -          4.80
 12/03(A) - 12/31/2007      10.00         (0.01)         (0.19)         (0.20)            -                  -          9.80
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM CHINA-INDIA FUND

Class A
     06/30/2009              4.23          0.06           1.95           2.01             -                  -          6.24
     12/31/2008              9.98          0.03          (5.78)         (5.75)            -                  -          4.23
 12/03(A) - 12/31/2007      10.00         (0.01)         (0.01)         (0.02)            -                  -          9.98
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND

Class A
     06/30/2009             10.10          0.14           0.72           0.86             -                  -         10.96
     12/31/2008             11.09          0.39          (0.82)         (0.43)        (0.16)             (0.40)        10.10
 01/16(A) - 12/31/2007      10.00          0.43           0.66           1.09             -                  -         11.09
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
     06/30/2009             11.07          0.27           0.59           0.86             -                  -         11.93
     12/31/2008             12.04          0.51          (0.48)          0.03         (0.53)             (0.47)        11.07
     12/31/2007             11.66          0.54           0.42           0.96         (0.56)             (0.02)        12.04
     12/31/2006             11.70          0.50          (0.10)          0.40         (0.44)              0.00 (F)     11.66
     12/31/2005             11.96          0.27           0.02           0.29         (0.33)             (0.22)        11.70
     12/31/2004             11.76          0.17           0.36           0.53         (0.20)             (0.13)        11.96

Class B
     06/30/2009             11.67          0.30           0.62           0.92             -                  -         12.59
     12/31/2008             12.64          0.56          (0.51)          0.05         (0.55)             (0.47)        11.67
     12/31/2007             12.22          0.59           0.45           1.04         (0.60)             (0.02)        12.64
     12/31/2006             11.91          0.55          (0.13)          0.42         (0.11)              0.00 (F)     12.22
     12/31/2005             12.15          0.29           0.02           0.31         (0.33)             (0.22)        11.91
 03/05(A)-12/31/2004        12.02          0.08           0.22           0.30         (0.04)             (0.13)        12.15
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND

Class A
     06/30/2009              39.58 %         $ 55,539         24%          1.27 %        2.01 %           n/a            n/a
     12/31/2008               (50.09)           7,727         132          1.29          1.66             n/a            n/a
 12/03(A) - 12/31/2007         (2.00)          11,747           -          1.30         (0.67)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM CHINA-INDIA FUND

Class A
     06/30/2009                47.52          101,792          39          1.32          2.47             n/a            n/a
     12/31/2008               (57.62)          25,987         188          1.41          0.51             n/a            n/a
 12/03(A) - 12/31/2007         (0.20)           4,888           -          1.40         (0.93)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND

Class A
     06/30/2009                 8.51          835,064         613          0.81          2.77             n/a            n/a
     12/31/2008                (3.73)         663,938        2289          0.81          3.44             n/a            n/a
 01/16(A) - 12/31/2007         10.90          397,393        1215 (O)      0.80          4.27             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
     06/30/2009                 7.77        1,654,451         427          0.81          4.75             n/a            n/a
     12/31/2008                 0.40        1,325,740         660          0.81          4.22             n/a            n/a
     12/31/2007                 8.25        1,037,811         119 (P)      0.80          4.54             n/a            n/a
     12/31/2006                 3.38          760,176          63 (P)      0.81          4.20             n/a            n/a
     12/31/2005                 2.40          571,892         183 (P)      0.81          3.15             n/a            n/a
     12/31/2004                 4.45          390,124         163 (P)      0.81          1.72             n/a            n/a

Class B
     06/30/2009                 7.88           12,168         427          0.61          4.99             n/a            n/a
     12/31/2008                 0.57            9,891         660          0.61          4.40             n/a            n/a
     12/31/2007                 8.53            8,145         119 (P)      0.61          4.74             n/a            n/a
     12/31/2006                 3.57            6,953          63 (P)      0.60          4.51             n/a            n/a
     12/31/2005                 2.52              174         183 (P)      0.60          3.36             n/a            n/a
 03/05(A)-12/31/2004            2.46               30         163 (P)      0.61          3.09             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND

Class A
     06/30/2009            $ 4.46        $ 0.24         $ 0.73         $ 0.97           $ -                $ -        $ 5.43
     12/31/2008              7.43          0.59          (2.93)         (2.34)        (0.63)                 -          4.46
     12/31/2007              8.22          0.66          (0.75)         (0.09)        (0.70)                 -          7.43
     12/31/2006              7.95          0.62           0.21           0.83         (0.56)                 -          8.22
     12/31/2005              8.51          0.62          (0.48)          0.14         (0.62)             (0.08)         7.95
     12/31/2004              8.03          0.17           0.49           0.66         (0.18)                 -          8.51

Class B
     06/30/2009              4.86          0.27           0.79           1.06             -                  -          5.92
     12/31/2008              8.02          0.65          (3.17)         (2.52)        (0.64)                 -          4.86
     12/31/2007              8.81          0.72          (0.79)         (0.07)        (0.72)                 -          8.02
     12/31/2006              8.12          0.66           0.21           0.87         (0.18)                 -          8.81
     12/31/2005              8.66          0.64          (0.48)          0.16         (0.62)             (0.08)         8.12
 03/05(A)-12/31/2004         8.15          0.14           0.41           0.55         (0.04)                 -          8.66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MID CAP VALUE FUND

Class A
     06/30/2009              5.62          0.03           0.47           0.50             -                  -          6.12
 03/31(a)-12/31/2008        10.00          0.07          (4.37)         (4.30)        (0.08)                 -          5.62
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND

Class A
     06/30/2009              6.27          0.03           0.19           0.22             -                  -          6.49
 03/31(a)-12/31/2008        10.00          0.06          (3.75)         (3.69)        (0.04)                 -          6.27
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND

Class A
     06/30/2009              7.57          0.08           0.58           0.66             -                  -          8.23
     12/31/2008             19.15          0.35          (9.54)         (9.19)        (0.39)             (2.00)         7.57
     12/31/2007             20.44          0.33          (1.48)         (1.15)        (0.14)                 -         19.15
     12/31/2006             18.09          0.17           2.19           2.36         (0.01)                 -         20.44
     12/31/2005             17.42          0.24           0.61           0.85         (0.18)                 -         18.09
     12/31/2004             16.09          0.24           1.33           1.57         (0.24)                 -         17.42

Class B
     06/30/2009              7.62          0.09           0.58           0.67             -                  -          8.29
     12/31/2008             19.30          0.37          (9.61)         (9.24)        (0.44)             (2.00)         7.62
     12/31/2007             20.60          0.37          (1.48)         (1.11)        (0.19)                 -         19.30
     12/31/2006             18.20          0.22           2.18           2.40          0.00 (F)              -         20.60
     12/31/2005             17.48          0.28           0.62           0.90         (0.18)                 -         18.20
 03/05(A)-12/31/2004        16.82          0.21           0.66           0.87         (0.21)                 -         17.48
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND

Class A
     06/30/2009              5.91          0.09           0.65           0.74             -                  -          6.65
 10/06(A)-12/31/2008        10.00          0.04          (4.10)         (4.06)        (0.03)(S)              -          5.91
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND

Class A
     06/30/2009              21.75 %        $ 361,585         20%          0.79 %        9.98 %           n/a            n/a
     12/31/2008               (30.75)         188,010          78          0.79          8.82             n/a            n/a
     12/31/2007                (1.10)         303,282          95          0.78          7.92             n/a            n/a
     12/31/2006                10.51          365,753          62          0.80          7.49             n/a            n/a
     12/31/2005                 1.69          276,421          33          0.81          7.39             n/a            n/a
     12/31/2004                 8.22          284,949         149          0.83          6.97             n/a            n/a

Class B
     06/30/2009                21.81            5,005          20          0.59         10.28             n/a            n/a
     12/31/2008               (30.65)           3,280          78          0.59          9.09             n/a            n/a
     12/31/2007                (0.79)           3,999          95          0.58          8.12             n/a            n/a
     12/31/2006                10.72            4,443          62          0.59          7.60             n/a            n/a
     12/31/2005                 1.89              214          33          0.60          7.60             n/a            n/a
 03/05(A)-12/31/2004            6.84               13         149          0.63          7.20             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MID CAP VALUE FUND

Class A
     06/30/2009                 8.90            8,366          66          1.06          1.23             n/a            n/a
 03/31(a)-12/31/2008          (43.00)           5,011         154          1.06          1.05             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND

Class A
     06/30/2009                 3.51            7,321          88          1.06          0.90             n/a            n/a
 03/31(a)-12/31/2008          (36.85)           8,356          66          1.06          1.02             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND

Class A
     06/30/2009                 8.72           66,857          36          0.87          2.17             n/a            n/a
     12/31/2008               (47.21)          87,770          96          0.86          2.28             n/a            n/a
     12/31/2007                (5.63)         219,654          86          0.86          1.55             n/a            n/a
     12/31/2006                13.03          165,734         145          0.97          0.92             n/a            n/a
     12/31/2005                 4.91          181,363          79          0.97          0.97             n/a            n/a
     12/31/2004                 9.76          215,615          46          0.97          1.24            1.01           1.20

Class B
     06/30/2009                 8.79              472          36          0.67          2.33             n/a            n/a
     12/31/2008               (47.07)              76          96          0.66          2.53             n/a            n/a
     12/31/2007                (5.36)             132          86          0.66          1.75             n/a            n/a
     12/31/2006                13.21              129         145          0.77          1.14             n/a            n/a
     12/31/2005                 5.18              107          79          0.76          1.18             n/a            n/a
 03/05(A)-12/31/2004            5.17                1          46          0.75          1.58            0.79           1.54
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND

Class A
     06/30/2009                12.52           72,616          23          1.20          3.15             n/a            n/a
 10/06(A)-12/31/2008          (40.56)          15,265           6          1.22          2.55             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND (H)

Class A
     06/30/2009            $ 9.35       $ (0.01)        $ 0.50         $ 0.49           $ -                $ -        $ 9.84
     12/31/2008             11.47          0.32          (1.90)         (1.58)        (0.39)             (0.15)         9.35
     12/31/2007             11.29          0.34           0.37           0.71         (0.27)             (0.26)        11.47
     12/31/2006             10.70          0.20           0.64           0.84         (0.18)             (0.07)        11.29
     12/31/2005             10.35          0.26           0.13           0.39         (0.03)             (0.01)        10.70
 10/04(A)-12/31/2004        10.00          0.14           0.21           0.35             -                  -         10.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND (H)

Class A
     06/30/2009              8.97         (0.01)          0.60           0.59             -                  -          9.56
     12/31/2008             12.21          0.26          (2.85)         (2.59)        (0.41)             (0.24)         8.97
     12/31/2007             11.90          0.28           0.64           0.92         (0.29)             (0.32)        12.21
     12/31/2006             11.04          0.17           0.97           1.14         (0.13)             (0.15)        11.90
     12/31/2005             10.54          0.24           0.29           0.53         (0.02)             (0.01)        11.04
 10/04(A)-12/31/2004        10.00          0.11           0.43           0.54             -                  -         10.54
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND (H)

Class A
     06/30/2009              8.79         (0.01)          0.67           0.66             -                  -          9.45
     12/31/2008             13.20          0.17          (3.80)         (3.63)        (0.27)             (0.51)         8.79
     12/31/2007             13.08          0.19           0.92           1.11         (0.28)             (0.71)        13.20
     12/31/2006             12.13          0.12           1.36           1.48         (0.12)             (0.41)        13.08
     12/31/2005             11.67          0.34           0.41           0.75         (0.20)             (0.09)        12.13
     12/31/2004             10.91          0.12           0.92           1.04         (0.11)             (0.17)        11.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND (H)

Class A
     06/30/2009              7.94         (0.01)          0.65           0.64             -                  -          8.58
     12/31/2008             13.84          0.10          (5.00)         (4.90)        (0.07)             (0.93)         7.94
     12/31/2007             13.62          0.12           1.05           1.17         (0.24)             (0.71)        13.84
     12/31/2006             12.56          0.07           1.71           1.78         (0.07)             (0.65)        13.62
     12/31/2005             12.23          0.30           0.61           0.91         (0.13)             (0.45)        12.56
     12/31/2004             11.07          0.07           1.19           1.26         (0.06)             (0.04)        12.23
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND (H)

Class A
     06/30/2009              8.39         (0.01)          0.73           0.72             -                  -          9.11
     12/31/2008             14.89          0.06          (5.90)         (5.84)        (0.05)             (0.61)         8.39
     12/31/2007             13.91          0.08           1.19           1.27         (0.24)             (0.05)        14.89
     12/31/2006             12.80          0.04           1.95           1.99         (0.04)             (0.84)        13.91
     12/31/2005             11.89          0.25           0.76           1.01         (0.10)                 -         12.80
     12/31/2004             10.57          0.02           1.31           1.33         (0.01)                 -         11.89
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND (H)

Class A
     06/30/2009             5.24 %        $ 489,209          9%          0.19 %       (0.17)%           n/a            n/a
     12/31/2008             (13.75)         407,426          30          0.19          2.95             n/a            n/a
     12/31/2007               6.30          264,755          54          0.18          2.92             n/a            n/a
     12/31/2006               7.85          137,126          39          0.19          1.82             n/a            n/a
     12/31/2005               3.73           80,642          16          0.19          3.54             n/a            n/a
 10/04(A)-12/31/2004          3.50           13,909          13          0.18         12.94             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND (H)

Class A
     06/30/2009               6.58          672,028           7          0.18         (0.17)            n/a            n/a
     12/31/2008             (21.24)         557,615          28          0.18          2.36             n/a            n/a
     12/31/2007               7.74          521,470          30          0.19          2.26             n/a            n/a
     12/31/2006              10.39          314,249          35          0.19          1.44             n/a            n/a
     12/31/2005               4.99          157,719          11          0.18          3.13             n/a            n/a
 10/04(A)-12/31/2004          5.40           19,873           0          0.18         11.25             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND (H)

Class A
     06/30/2009               7.51        1,207,967           6          0.16         (0.15)            n/a            n/a
     12/31/2008             (27.50)         997,961          28          0.16          1.45             n/a            n/a
     12/31/2007               8.65        1,403,279          34          0.16          1.34             n/a            n/a
     12/31/2006              12.17        1,123,984          29          0.16          0.97             n/a            n/a
     12/31/2005               6.41          861,543          21          0.17          1.39             n/a            n/a
     12/31/2004               9.58          619,106          38          0.18          1.20             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND (H)

Class A
     06/30/2009               8.06          975,675           7          0.17         (0.15)            n/a            n/a
     12/31/2008             (35.36)         808,800          32          0.16          0.80             n/a            n/a
     12/31/2007               8.70        1,388,072          34          0.15          0.86             n/a            n/a
     12/31/2006              14.15        1,246,802          34          0.16          0.53             n/a            n/a
     12/31/2005               7.44        1,059,806          32          0.16          0.62             n/a            n/a
     12/31/2004              11.41        1,001,562          47          0.17          0.67             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND (H)

Class A
     06/30/2009               8.58          437,037           8          0.19         (0.17)            n/a            n/a
     12/31/2008             (39.16)         414,718          42          0.18          0.50             n/a            n/a
     12/31/2007               9.17          702,285          46          0.17          0.56             n/a            n/a
     12/31/2006              15.57          672,325          33          0.17          0.28             n/a            n/a
     12/31/2005               8.48          657,320          35          0.18          0.22             n/a            n/a
     12/31/2004              12.61          670,711          62          0.18          0.41             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
Class A
     06/30/2009             12.81          0.18           0.28           0.46             -                  -         13.27
     12/31/2008             17.56          0.48          (4.18)         (3.70)        (0.39)             (0.66)        12.81
     12/31/2007             17.35          0.48           0.81           1.29         (0.37)             (0.71)        17.56
     12/31/2006             15.75          0.42           1.73           2.15         (0.31)             (0.24)        17.35
     12/31/2005             17.12          0.34           0.58           0.92         (0.38)             (1.91)        15.75
     12/31/2004             15.55          0.36           1.33           1.69         (0.02)             (0.10)        17.12
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
Class A
     06/30/2009              1.00             -              -              -          0.00 (F)              -          1.00
     12/31/2008              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
     12/31/2007              1.00          0.05           0.00           0.05         (0.05)                 -          1.00
     12/31/2006              1.00          0.04           0.00           0.04         (0.04)                 -          1.00
     12/31/2005              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
     12/31/2004              1.00          0.01           0.00           0.01         (0.01)                 -          1.00

Class B
     06/30/2009              1.00             -              -              -             -                  -          1.00
     12/31/2008              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
     12/31/2007              1.00          0.05           0.00           0.05         (0.05)                 -          1.00
     12/31/2006              1.00          0.05           0.00           0.05         (0.05)                 -          1.00
     12/31/2005              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
 03/05(A)-12/31/2004         1.00          0.01           0.00           0.01         (0.01)                 -          1.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
Class A
     06/30/2009               3.59          525,264          32 (Q)      0.79          2.94             n/a            n/a
     12/31/2008             (20.79)         455,105          60 (Q)      0.78          2.98             n/a            n/a
     12/31/2007               7.49          526,511          41 (Q)      0.78          2.62             n/a            n/a
     12/31/2006              13.65          439,868          46 (Q)      0.79          2.55             n/a            n/a
     12/31/2005               5.30          396,350          42 (Q)      0.79          2.22             n/a            n/a
     12/31/2004              10.88          381,316         121 (Q)      0.80          2.42             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
Class A
     06/30/2009               0.15        1,283,056         n/a          0.57          0.30            0.57           0.30
     12/31/2008               2.20 (R)    1,340,054         n/a          0.57          2.08             n/a            n/a
     12/31/2007               4.76          651,204         n/a          0.58          4.63             n/a            n/a
     12/31/2006               4.49          269,095         n/a          0.59          4.42             n/a            n/a
     12/31/2005               2.71          258,452         n/a          0.60          2.66             n/a            n/a
     12/31/2004               0.78          237,815         n/a          0.61          0.81             n/a            n/a

Class B
     06/30/2009               0.20            7,904         n/a          0.37          0.48            0.37           0.48
     12/31/2008               2.40 (R)        7,220         n/a          0.37          2.32             n/a            n/a
     12/31/2007               4.97            4,617         n/a          0.38          4.84             n/a            n/a
     12/31/2006               4.70            2,955         n/a          0.39          4.80             n/a            n/a
     12/31/2005               2.91              469         n/a          0.40          2.88             n/a            n/a
 03/05(A)-12/31/2004          0.91               38         n/a          0.40          1.57             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
Class A
     06/30/2009            $12.60        $ 0.12         $ 0.23         $ 0.35           $ -                $ -       $ 12.95
     12/31/2008             19.33          0.32          (6.76)         (6.44)        (0.01)             (0.28)        12.60
     12/31/2007             19.42          0.29           1.22           1.51         (0.26)             (1.34)        19.33
     12/31/2006             16.90          0.25           3.28           3.53         (0.31)             (0.70)        19.42
     12/31/2005             16.71          0.17           1.20           1.37         (0.20)             (0.98)        16.90
     12/31/2004             14.70          0.12           2.05           2.17         (0.06)             (0.10)        16.71

Class B
     06/30/2009             12.79          0.14           0.22           0.36             -                  -         13.15
     12/31/2008             19.57          0.36          (6.85)         (6.49)        (0.01)             (0.28)        12.79
     12/31/2007             19.66          0.33           1.25           1.58         (0.33)             (1.34)        19.57
     12/31/2006             16.91          0.34           3.22           3.56         (0.11)             (0.70)        19.66
     12/31/2005             16.68          0.21           1.20           1.41         (0.20)             (0.98)        16.91
 03/05(A)-12/31/2004        15.47          0.11           1.31           1.42         (0.11)             (0.10)        16.68
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
Class A
     06/30/2009             12.70          0.02           1.95           1.97             -                  -         14.67
     12/31/2008             22.49          0.06          (9.69)         (9.63)        (0.02)             (0.14)        12.70
     12/31/2007             21.84          0.09           2.16           2.25         (0.08)             (1.52)        22.49
     12/31/2006             19.44          0.09           2.57           2.66         (0.09)             (0.17)        21.84
     12/31/2005             18.36          0.04           1.08           1.12         (0.04)                 -         19.44
     12/31/2004             16.77          0.08           1.58           1.66         (0.07)                 -         18.36

Class B
     06/30/2009             12.83          0.03           1.98           2.01             -                  -         14.84
     12/31/2008             22.69          0.09          (9.79)         (9.70)        (0.02)             (0.14)        12.83
     12/31/2007             22.02          0.15           2.09           2.24         (0.12)             (1.45)        22.69
     12/31/2006             19.50          0.14           2.58           2.72         (0.03)             (0.17)        22.02
     12/31/2005             18.38          0.06           1.10           1.16         (0.04)                 -         19.50
 03/05(A)-12/31/2004        17.44          0.08           0.93           1.01         (0.07)                 -         18.38
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
Class A
     06/30/2009             16.20         (0.01)          2.82           2.81             -                  -         19.01
     12/31/2008             30.37         (0.04)        (12.33)        (12.37)            -              (1.80)        16.20
     12/31/2007             29.05         (0.01)          4.97           4.96          0.00 (F)          (3.64)        30.37
     12/31/2006             29.64          0.05           1.96           2.01         (0.05)             (2.55)        29.05
     12/31/2005             27.87         (0.07)          4.01           3.94             -              (2.17)        29.64
     12/31/2004             24.89         (0.13)          4.61           4.48             -              (1.50)        27.87

Class B
     06/30/2009             16.44          0.01           2.86           2.87             -                  -         19.31
     12/31/2008             30.71          0.01         (12.48)        (12.47)            -              (1.80)        16.44
     12/31/2007             29.28          0.06           5.01           5.07          0.00 (F)          (3.64)        30.71
     12/31/2006             29.76          0.03           2.05           2.08         (0.01)             (2.55)        29.28
     12/31/2005             27.92          0.01           4.00           4.01             -              (2.17)        29.76
 03/05(A)-12/31/2004        26.20         (0.03)          3.25           3.22             -              (1.50)        27.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
Class A
     06/30/2009               2.78 %        $ 539,324         31%        0.84 %        2.08 %             n/a            n/a
     12/31/2008               (33.35)         484,751          54          0.83          1.97             n/a            n/a
     12/31/2007                 7.90          538,410          41          0.83          1.39             n/a            n/a
     12/31/2006                20.86          481,805          34          0.84          1.37             n/a            n/a
     12/31/2005                 8.15          277,461          29          0.86          1.41             n/a            n/a
     12/31/2004                14.77          154,283         136          0.86          1.50             n/a            n/a

Class B
     06/30/2009                 2.81           12,007          31          0.64          2.29             n/a            n/a
     12/31/2008               (33.19)          10,950          54          0.63          2.13             n/a            n/a
     12/31/2007                 8.13           15,294          41          0.63          1.59             n/a            n/a
     12/31/2006                21.05           12,976          34          0.64          1.76             n/a            n/a
     12/31/2005                 8.41              158          29          0.65          1.62             n/a            n/a
 03/05(A)-12/31/2004            9.22               27         136          0.66          1.73             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
Class A
     06/30/2009                15.51          623,919          38          0.91          0.29             n/a            n/a
     12/31/2008               (42.85)         581,447          54          0.90          0.30             n/a            n/a
     12/31/2007                10.12        1,043,708          56          0.88          0.40             n/a            n/a
     12/31/2006                13.70          750,771          46          0.90          0.46             n/a            n/a
     12/31/2005                 6.09          732,553          41          0.91          0.24             n/a            n/a
     12/31/2004                 9.89          606,885          37          0.92          0.51            0.93           0.50

Class B
     06/30/2009                15.67           24,847          38          0.71          0.52             n/a            n/a
     12/31/2008               (42.75)          19,925          54          0.70          0.50             n/a            n/a
     12/31/2007                10.31           34,482          56          0.68          0.62             n/a            n/a
     12/31/2006                13.95           32,185          46          0.70          0.64             n/a            n/a
     12/31/2005                 6.30              193          41          0.70          0.45             n/a            n/a
 03/05(A)-12/31/2004            5.81               24          37          0.73          1.21            0.74           1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
Class A
     06/30/2009                17.35          546,493          20          1.02         (0.15)            n/a            n/a
     12/31/2008               (40.68)         425,184          37          1.02         (0.14)            n/a            n/a
     12/31/2007                17.26          697,484          45          1.02         (0.04)            n/a            n/a
     12/31/2006                 6.76          625,869          37          1.02          0.16             n/a            n/a
     12/31/2005                14.10          623,382          30          1.02         (0.32)            n/a            n/a
     12/31/2004                18.03          541,739          34          1.02         (0.55)           1.04          (0.57)

Class B
     06/30/2009                17.46           22,830          20          0.82          0.06             n/a            n/a
     12/31/2008               (40.56)          17,811          37          0.82          0.05             n/a            n/a
     12/31/2007                17.50           29,638          45          0.82          0.18             n/a            n/a
     12/31/2006                 6.97           24,998          37          0.81          0.08             n/a            n/a
     12/31/2005                14.32              276          30          0.82         (0.12)            n/a            n/a
 03/05(A)-12/31/2004           12.32               33          34          0.81         (0.24)           0.82          (0.25)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
Class A
     06/30/2009            $ 6.98        $ 0.10         $ 0.59         $ 0.69           $ -                $ -        $ 7.67
     12/31/2008             14.65          0.20          (6.20)         (6.00)        (0.24)             (1.43)         6.98
     12/31/2007             15.62          0.26          (0.14)          0.12         (0.20)             (0.89)        14.65
     12/31/2006             13.93          0.22           2.57           2.79         (0.13)             (0.97)        15.62
     12/31/2005             13.64          0.13           0.70           0.83         (0.11)             (0.43)        13.93
     12/31/2004             11.92          0.12           1.68           1.80         (0.08)                 -         13.64
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
Class A
     06/30/2009               9.89 %        $ 495,650         11%          0.98 %        2.87 %           n/a            n/a
     12/31/2008               (40.47)         412,536          29          0.96          1.65             n/a            n/a
     12/31/2007                 0.85          707,468          33          0.95          1.59             n/a            n/a
     12/31/2006                20.11          681,711          26          0.96          1.48             n/a            n/a
     12/31/2005                 6.07          544,901          29          0.97          1.08             n/a            n/a
     12/31/2004                15.12          485,126          42          0.99          1.01            1.01           0.99
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(A)  Commencement of operations.

(B) Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(C)  Annualized for periods less than one year.

(D)  Portfolio turnover excludes dollar roll transactions.

(E) Calculated using the average shares method for periods ended after December 31, 2005.

(F)  Distributions of $0.00 represent amounts less than $0.005.

(G) Includes dividend expense and borrowing fees on securities sold short for JNL/Credit Suisse Long/Short Fund of 0.42%, 0.40% and 1.06% for Class A and B shares for the periods ended June 30, 2009, December 31, 2008 and December 31, 2007, respectively.

(H) Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.

(I)  Portfolio  turnover  including  dollar roll  transactions  for JNL/Franklin
     Templeton Income Fund was 34% for 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(J) Includes dividend expense and borrowing fees on securities sold short for JNL/Franklin Templeton Mutual Shares Fund of 0.04%, 0.01% and 0.01% for Class A and B shares for the periods ended June 20, 2009, December 31, 2008 and December 31, 2007, respectively.

(K) Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 423%, 453%, 570%, and 332% in 2004, 2005, 2006, and
     2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(L) Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Short Duration Bond Fund was 118% and 78% for 2006 and 2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(M) Portfolio turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 643%, 487%, 524%, and 217% in 2004, 2005, 2006, and 2007, respectively. The Fund had no dollar roll transactions for the periods ending after December 31, 2007.

(N) Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 42% for the period ended June 30, 2009 and 79% , 52% and 52% in 2006, 2007and 2008, respectively.

(O) Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,340% in 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(P) Portfolio turnover including dollar roll transactions for JNL/PIMCO Total Return was 352%, 409%, 271%, and 402% in 2004, 2005, 2006, and 2007,
     respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(Q) Portfolio turnover including dollar roll transactions for JNL/Select Balanced Fund was 48% for the period ended June 30, 2009 and 142%, 64%, 76% and 76% in 2005, 2006, 2007 and 2008, respectively.

(R) The Adviser voluntarily contributed capital to the JNL/Select Money Market Fund. The return for Class A and Class B without the contribution was 2.00% and 2.18%, respectively.

(S) Distribution amount includes a return of capital distribution which was less than $.005 per share.

(T) Total return for the JNL/AIM International Growth Fund includes class action settlement proceeds. The return for Class A and Class B without the class action settlement proceeds was 11.63% and 13.92%, respectively.

(U) Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds. The return for Class A and Class B without the class action settlement proceeds was 11.74% and 11.88%, respectively.

EFFECTIVE OCTOBER 5, 2009, FOR THE JNL/CREDIT SUISSE COMMODITY SECURITIES FUND, PLEASE DELETE THE FIRST AND SECOND PARAGRAPHS OF THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" AND REPLACE IT WITH THE FOLLOWING:

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities. The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector. The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities. To meet its objective, the Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals. To gain portfolio exposure to commodities, the Fund may invest in securities or derivatives that provide exposure to commodities. These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options. The Fund may hold a portion of its portfolio in fixed-income securities. The Fund may not invest directly in commodities.

Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio. One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the "Natural Resources Portfolio." The other portfolio will focus on investments in commodity instruments; the "Commodities Portfolio."


This Supplement is dated September 28, 2009.

(To be used with: VC2440 04/09.)

                                                                   CMV4135 09/09

--------

* The Fund is not available as an investment option. However, the Fund is an Underlying Fund in which the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund may invest.

* The Fund is not available as an investment option. However, the Fund is an Underlying Fund in which the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund may invest.

* The Fund is not available as an investment option. However, the Fund is an Underlying Fund in which the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund may invest.

                                   PROSPECTUS
                                 CLASS A SHARES
                  April 6, 2009, as amended, September 28, 2009
                               JNL(R) SERIES TRUST
                    1 Corporate Way o Lansing, Michigan 48951

This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust ("Trust").

The shares of the Trust are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares of the Trust may also be sold directly to qualified and non-qualified retirement plans. The Trust currently offers shares in the following separate Funds ("Fund" or "Funds"), each with its own investment objective.

JNL Institutional Alt 20 Fund
JNL Institutional Alt 35 Fund
JNL Institutional Alt 50 Fund
JNL Institutional Alt 65 Fund
JNL/AIM Global Real Estate Fund (FORMERLY, JNL/AIM REAL ESTATE FUND)
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian International Small Cap Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund (FORMERLY, JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND)
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund (FORMERLY, JNL/GOLDMAN SACHS SHORT DURATION BOND FUND)
JNL/T. Rowe Price Value Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P 4 Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund

THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P DISCIPLINED MODERATE FUND, THE JNL/S&P DISCIPLINED MODERATE GROWTH FUND, THE JNL/S&P DISCIPLINED GROWTH FUND, AND THE JNL/S&P 4 FUND ARE ALSO REFERRED TO IN THIS PROSPECTUS AS THE JNL/S&P FUNDS.

EACH FUND, EXCEPT THE JNL INSTITUTIONAL ALT 20 FUND, THE JNL INSTITUTIONAL ALT 35 FUND, THE JNL INSTITUTIONAL ALT 50 FUND, THE JNL INSTITUTIONAL ALT 65 FUND, THE JNL/S&P FUNDS (EXCLUDING THE JNL/S&P COMPETITIVE ADVANTAGE FUND, THE JNL/S&P DIVIDEND INCOME & GROWTH FUND, THE JNL/S&P INTRINSIC VALUE FUND, AND THE JNL/S&P TOTAL YIELD FUND), THE JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND, THE JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND OFFER TWO CLASSES OF SHARES, CLASS A AND CLASS B. CLASS A SHARES ARE DESCRIBED IN THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

Effective November 3, 2008, Barclays Capital rebranded its unified family of indices under the "Barclays Capital Indices" name. This combined the existing Lehman Brothers and Barclays Capital indices into a single platform. Barclays Capital reported that its intention was to maintain the existing Lehman Brothers indices, with the principle rebranding concern being to change the name of the index from "Lehman Brothers" to "Barclays Capital."

--------------------------------------------------------------------------------------------------------
                                   Lehman-Barclays Benchmark Changes
--------------------------------------------------------------------------------------------------------
----------------------------------------------------- --------------------------------------------------
                    FORMER NAME:                                          NEW NAME:
----------------------------------------------------- --------------------------------------------------
----------------------------------------------------- --------------------------------------------------
Lehman Brothers Aggregrate Bond Index                 Barclays Capital U.S. Aggregrate Bond
----------------------------------------------------- --------------------------------------------------
----------------------------------------------------- --------------------------------------------------
Lehman Brothers Global Aggregrate Bond Index          Barclays Capital Global Aggregrate Bond Index
----------------------------------------------------- --------------------------------------------------
----------------------------------------------------- --------------------------------------------------
Lehman Brothers Government Bond Index                 Barclays Capital U.S. Government Bond Index
----------------------------------------------------- --------------------------------------------------
----------------------------------------------------- --------------------------------------------------
Lehman Brothers U.S. TIPS Index                       Barclays Capital U.S. TIPS Index
----------------------------------------------------- --------------------------------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "S&P MidCap 400 Index," are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company ("Jackson"). The JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds or such other fund or vehicle. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P. For more detailed information about the Trust and the Funds, see the Trust's Statement of Additional Information ("SAI"), which is incorporated by reference into (which means it legally is a part of) this prospectus.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL
MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                 ---------------

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

                                TABLE OF CONTENTS

I.   ABOUT THE FUNDS OF THE TRUST...............................................................................................1

INCLUDES A DESCRIPTION  OF EACH FUND,  ITS  INVESTMENT  STRATEGIES AND PRINCIPAL
RISKS; HISTORIC PERFORMANCE;  PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK;
HIGHEST AND LOWEST PERFORMING QUARTERS; EXPENSES; AND MANAGEMENT OF THE FUND.

II.  GLOSSARY OF PRINCIPAL RISKS................................................................................................246

INCLUDES A DESCRIPTION OF THE PRINCIPAL RISKS FOR THE FUNDS.

III. MANAGEMENT OF THE TRUST....................................................................................................255

MANAGEMENT   OF   THE   FUNDS;   FUND   EXPENSES;   SUB-ADVISORY   ARRANGEMENTS;
ADMINISTRATIVE  FEE,  CLASSES OF SHARES;  DISTRIBUTION  PLAN;  THE  DISTRIBUTOR;
INVESTMENT  IN TRUST SHARES;  "MARKET  TIMING"  POLICY;  DISCLOSURE OF PORTFOLIO
SECURITIES; SHARE REDEMPTION; AND TAX STATUS.

IV.  FINANCIAL HIGHLIGHTS.......................................................................................................267

THE  FINANCIAL  HIGHLIGHTS  TABLES WILL HELP YOU  UNDERSTAND A FUND'S  FINANCIAL
PERFORMANCE FOR THE PAST FIVE YEARS, OR FOR THE SHORTER LIFE OF THE FUND.

                 (This page has been intentionally left blank.)

                          ABOUT THE FUNDS OF THE TRUST

JNL INSTITUTIONAL ALT 20 FUND
JNL INSTITUTIONAL ALT 35 FUND
JNL INSTITUTIONAL ALT 50 FUND
JNL INSTITUTIONAL ALT 65 FUND

INVESTMENT OBJECTIVES. The investment objective of the JNL INSTITUTIONAL ALT 20 FUND, JNL INSTITUTIONAL ALT 35 FUND, JNL INSTITUTIONAL ALT 50 FUND, and JNL INSTITUTIONAL ALT 65 FUND is long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES. Each Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation among the Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.

                            TRADITIONAL ASSET CLASSES

---------------------------------------- -------------------------------------- --------------------------------------
              U.S. EQUITY                            INTERNATIONAL                          FIXED INCOME
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
            Small Cap Index                  International Developed Index           U.S. Investment Grade Index
             Mid Cap Index                          Target Strategy
            Large Cap Index
            Target Strategy
---------------------------------------- -------------------------------------- --------------------------------------

                          NON-TRADITIONAL ASSET CLASSES

---------------------------------------- -------------------------------------- --------------------------------------
              REAL ESTATE                             REAL RETURN                           FIXED INCOME
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
          Global Real Estate                  Inflation-Index Securities                   U.S. High Yield
                                                   Natural Resources                    Emerging Markets Debt
---------------------------------------- -------------------------------------- --------------------------------------

-------------------------------------------------- -----------------------------------------------
                  INTERNATIONAL                                     ALTERNATIVE
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
             Emerging Markets Equity                           Listed Private Equity
                                                                     Long/Short
                                                                  Absolute Return
                                                     Global Tactical Asset Allocation ("GTAA")
-------------------------------------------------- -----------------------------------------------

In addition to the asset classes set forth herein, the Funds may allocate a percentage of their assets to certain target strategy portfolios. Target strategies are generally passive management investment styles that feature periodic rebalancing with an impartial selection process. Target strategies apply a core formula-based method over the long term, and typically allocate assets to securities across a broad-based investment universe to create a "core" portfolio.

JNL INSTITUTIONAL ALT 20 FUND

Under normal circumstances, the Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 25% to 35% in fixed income securities, 30% to 40% in U.S. equity securities, and 5% to 15% in international securities. In addition, the Fund allocates approximately 0% to 5% in a combination of the above listed non-traditional asset classes, but not to exceed 20% to Underlying Funds that invest primarily in non-traditional asset classes.

JNL INSTITUTIONAL ALT 35 FUND

Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 20% to 30% in fixed income securities, 25% to 35% in U.S. equity securities, and 5% to 15% in international securities. In addition, the Fund allocates approximately 0% to 10% in a combination of the above listed non-traditional asset classes, but not to exceed 35% to Underlying Funds that invest primarily in non-traditional asset classes.

JNL INSTITUTIONAL ALT 50 FUND

Under normal circumstances, the Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 15% to 25% in fixed income securities, 20% to 30% in U.S. equity securities, and 0% to 10% in international securities. In addition, the Fund allocates approximately 0% to 15% in a combination of the above listed non-traditional asset classes, but not to exceed 50% to Underlying Funds that invest primarily in non-traditional asset classes.

JNL INSTITUTIONAL ALT 65 FUND

Under normal circumstances, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 0% to 10% in fixed income securities, 15% to 25% in U.S. equity securities, and 0% to 10% in international securities. In addition, the Fund allocates approximately 0% to 20% in a combination of the above listed non-traditional asset classes, but not to exceed 65% to Underlying Funds that invest primarily in non-traditional asset classes.

For all Funds, among the considerations that Jackson National Asset Management, LLC ("JNAM") uses to determine specific strategic percentage allocations to any particular Underlying Fund are long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, expected long term performance of each Underlying Fund and its related asset class based on quantitative and qualitative investment analysis, as well as, diversification to control overall portfolio risk exposure. Allocations are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, JNAM may at times make larger allocation changes if it believes market conditions warrant a larger change. Allocations are based not only on past asset class performance but more importantly on future risk/return expectations. JNAM reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

TRADITIONAL ASSET CLASSES

JNL SERIES TRUST
--------------------------------------------------------------------------------- --------------------------------------------------
UNDERLYING FUND                                                                                       ASSET CLASS
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Mellon Capital Management S&P 500 Index Fund                                                    Large Cap Index
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Mellon Capital Management S&P 400 MidCap Index Fund                                              Mid Cap Index
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Mellon Capital Management Small Cap Index Fund                                                  Small Cap Index
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Mellon Capital Management International Index Fund                                       International Developed Index
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Mellon Capital Management Bond Index Fund                                                 U.S. Investment Grade Index
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Mellon Capital Management European 30 Fund                                              Target Strategy (International)
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Mellon Capital Management Pacific Rim 30 Fund                                           Target Strategy (International)
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/S&P Competitive Advantage Fund                                                           Target Strategy (U.S. Equity)
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/S&P Dividend Income & Growth Fund                                                        Target Strategy (U.S. Equity)
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/S&P Intrinsic Value Fund                                                                 Target Strategy (U.S. Equity)
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/S&P Total Yield Fund                                                                     Target Strategy (U.S. Equity)
--------------------------------------------------------------------------------- --------------------------------------------------

JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------- --------------------------------------------------
UNDERLYING FUND                                                                                       ASSET CLASS
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Mellon Capital Management JNL 5 Fund                                                    Target Strategy (International)
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Mellon Capital Management Select Small-Cap Fund                                           Target Strategy (U.S.Equity)
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Mellon Capital Management 25 Fund                                                        Target Strategy (U.S. Equity)
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Mellon Capital Management S&P(R) 24 Fund                                                   Target Strategy (U.S. Equity)
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Mellon Capital Management DowSM Dividend Fund                                            Target Strategy (U.S. Equity)
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Mellon Capital Management Nasdaq(R) 25 Fund                                                Target Strategy (U.S. Equity)
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Mellon Capital Management Value Line(R) 30 Fund                                            Target Strategy (U.S. Equity)
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Mellon Capital Management VIP Fund                                                      Target Strategy (International)
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Mellon Capital Management JNL Optimized 5 Fund                                          Target Strategy (International)
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Mellon Capital Management S&P(R) SMid 60 Fund                                              Target Strategy (U.S. Equity)
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Mellon Capital Management NYSE(R) International 25 Fund                                   Target Strategy (International)
--------------------------------------------------------------------------------- --------------------------------------------------

NON-TRADITIONAL ASSET CLASSES

JNL SERIES TRUST
--------------------------------------------------------------------------------- --------------------------------------------------
UNDERLYING FUND                                                                                       ASSET CLASS
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/AIM Global Real Estate Fund                                                                    Global Real Estate
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Credit Suisse Commodity Securities Fund                                                        Natural Resources
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Credit Suisse Long/Short Fund                                                                      Long/Short
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Goldman Sachs Emerging Markets Debt Fund                                                      Emerging Market Debt
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Ivy Asset Strategy Fund                                                                               GTAA
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Lazard Emerging Markets Fund                                                                Emerging Markets Equity
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Mellon Capital Management Global Alpha Fund                                                     Absolute Return
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/PIMCO Real Return Fund                                                                     Inflation-Index Securities
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/PPM America High Yield Bond Fund                                                                U.S. High Yield
--------------------------------------------------------------------------------- --------------------------------------------------
--------------------------------------------------------------------------------- --------------------------------------------------
JNL/Red Rocks Listed Private Equity Fund                                                         Listed Private Equity
--------------------------------------------------------------------------------- --------------------------------------------------

Each Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed income securities. These investments may include Funds that invest in both domestic and international stocks of large established companies as well as, those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed-income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars. Each Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."

PRINCIPAL RISKS OF INVESTING IN EACH FUND. An investment in each Fund is not guaranteed. As with any mutual fund, the value of each Fund's shares will change, and you could lose money by investing in each Fund. The Funds are subject to the following principal investment risks:

o        ALLOCATION RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
o        INDEX INVESTING RISK
o        INDUSTRY CONCENTRATION RISK
o        LEVERAGING RISK
o        MARKET RISK
o        NON-DIVERSIFICATION RISK
o        PREPAYMENT RISK
o        REAL ESTATE INVESTMENT RISK
o        SECTOR RISK
o        SHORT SALES RISK
o        UNDERLYING FUNDS RISK

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since each Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM's allocation among the Underlying Funds. Each Fund's exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed income or money market securities. To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk. Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes. Because the JNL Insitutional Alt 65 Fund and the JNL Insitutional Alt 50 Fund invest in a higher percentage of investments in non-traditional asset classes, these Funds may incur more risk than the JNL Insitutional Alt 20 Fund and the JNL Insitutional Alt 35 Fund.

Please see "Glossary of Principal Risks" following the "Management of the Trust" section for a description of these risks. There may be other risks (not including principal risks) that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Because each Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

PERFORMANCE. The Funds will commence investment operations on or about the date of this Prospectus. Therefore, performance information has not been presented for the Funds.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

JNL INSTITUTIONAL ALT 20 FUND

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses**                                                                     0.80%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.01%
---------------------------------------------------------------------------------------------- ---------------------

JNL INSTITUTIONAL ALT 35 FUND

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses**                                                                     0.94%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.15%
---------------------------------------------------------------------------------------------- ---------------------

JNL INSTITUTIONAL ALT 50 FUND

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses**                                                                     1.10%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.31%
---------------------------------------------------------------------------------------------- ---------------------

JNL INSTITUTIONAL ALT 65 FUND

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses**                                                                     1.28%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.49%
---------------------------------------------------------------------------------------------- ---------------------

* Other expenses are based on estimated amounts for the current fiscal year.

** Because the Fund invests in the Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the anticipated initial allocations to the Underlying Funds. Actual amounts may be higher or lower than these shown above.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of each Fund. The example also assumes that each Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL INSTITUTIONAL ALT 20 FUND

----------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                             $103
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                            $322
----------------------------------------------------------------------------------------- -----------------------

JNL INSTITUTIONAL ALT 35 FUND

---------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                             $117
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                            $365
---------------------------------------------------------------------------------------- ------------------------

JNL INSTITUTIONAL ALT 50 FUND

---------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                             $133
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                            $415
---------------------------------------------------------------------------------------- ------------------------

JNL INSTITUTIONAL ALT 65 FUND

---------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                             $152
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                            $471
---------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF EACH FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.

The SAI has more information about each Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE ADVISER AND PORTFOLIO MANAGEMENT. The allocations for the Funds are made by Jackson National Asset Management, LLC ("JNAM"). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial Inc.

Steven B. Young, CFA, Vice President and Portfolio Manager for JNAM, is responsible for portfolio construction and asset allocation of the Funds. Mr. Young draws on 24 years investment experience, including his current role as Chief Investment Officer with Curian Capital, LLC ("Curian"), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for the $3 billion in Curian's Custom Style Portfolios. Mr. Young has been the Chief Investment Officer of Curian since May 2003. Mr. Young's past experience includes head of Investment Strategy for Bank of America's Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm's view of the capital markets for two years. Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm's Manager Review Committee.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in each Fund's Annual Report dated December 31, 2008.

JNL/AIM GLOBAL REAL ESTATE FUND (FORMERLY, JNL/AIM REAL ESTATE FUND)

INVESTMENT OBJECTIVE. The investment objective of the JNL/AIM Global Real Estate Fund is high total return.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts ("REITs"). The Fund will normally invest in securities of companies located in at least three different countries, including the United States.

A REIT is a real estate company that pools funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. The principal type of securities purchased by the Fund is common stock, which is a type of equity security. The Fund may purchase debt securities including U.S. Treasury and agency bonds and notes. The Fund may also invest up to 10% in non-investment grade debt securities (commonly known as "junk-bonds").

The Fund considers a company to be a real estate or real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include (i) REITs or other real estate operating companies that (a) own property, (b) make or invest in short term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund may engage in short sales of securities. A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The Fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own. Generally, the Fund may sell a security short to (i) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (ii) to protect a profit in a security that it owns (short sale against the box). The Fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund's total assets.

The Fund may invest in equity and debt securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The Fund limits its investments in debt securities unrelated to the real estate industry to those that are investment-grade or deemed by the Fund's portolio managers to be of comparable quality.

The Fund's investments in the types of securities described in this Prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this Prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

When constructing the portfolio, the portfolio managers use a fundamental driven investment process, including an evaluation of factors such as real property market cycle analysis, real property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions, and (iii) attractive valuations relative to peer investment alternatives. The portfolio managers and investment team focus on equity REITs and real estate operating companies. Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and a gradual asset appreciation. Each potential investment is analyzed using fundamental research and pricing components to identify attractively priced securities that appear to have relatively favorable long-term prospects. Some of the fundamental factors that are evaluated in screening potential investments for the Fund include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes and cash flow generating capacity of a company's properties and calculating relative return potential, asset quality, management depth and skill, insider ownership, overall debt levels, percentage of variable financing and fixed charge coverage ratios. The market and company research available to the investment team helps the portfolio managers in their efforts to identify REITs and real estate companies operating in the most attractive markets that represent quality properties, solid management teams with the ability to effectively manage capital structure decisions. The companies that are believed to have the most attractive fundamental attributes are then screened according to pricing factors that allow the management team to assess stock valuations relative to one another and relative to the investment teams' assessment of underlying asset value. The fundamental research and pricing factors are combined to identify attractively priced securities of companies that appear to have relatively favorable long-term prospects. The portfolio managers also consider the relative liquidity of each security in the construction of the Fund. The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA/NAREIT Global Real Estate Index (the benchmark index). The Fund seeks to limit risk through various controls, such as diversifying the portfolio property types and/or geographic areas from time to time. Various factors may lead to overweighting or underweighting of particular property types and/or geographic areas as well as by limiting the size of any one holding. The Fund uses the benchmark index as a guide to structuring the portfolio, but the Fund is not an index fund.

The portfolio managers will consider selling a security if they conclude (i) its relative valuation falls below desired levels, (ii) its risk /return profile changes significantly, (iii) its fundamentals change, or (iv) a more attractive investment opportunity is identified.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        CONVERTIBLE SECURITIES RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        HIGH YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
o        INDUSTRY CONCENTRATION RISK
o        INTEREST RATE RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        REAL ESTATE INVESTMENT RISK
o        SHORT SALES RISK
o        SYNTHETIC INSTRUMENTS RISK
o        U.S. GOVERNMENT SECURITIES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

36.38%     -15.01%     -35.71%
------------------------------
2006        2007        2008

In the periods shown in the chart, the Fund's highest quarterly return was 14.27% (1st quarter of 2006) and its lowest quarterly return was -35.39% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
-------------------------------------------------------------------------------------------- ------------------- -------------------
                                                                                                   1 year           Life of Fund*
-------------------------------------------------------------------------------------------- ------------------- -------------------
JNL/AIM Global Real Estate Fund (Class A)                                                          -35.71%             -3.66%
FTSE EPRA/NAREIT Global Real Estate Index                                                          -47.73%             -5.47%
FTSE NAREIT Equity REIT Index                                                                      -37.74%             -5.51%
-------------------------------------------------------------------------------------------- ------------------- -------------------

* The Fund began operations on May 2, 2005. Effective October 6, 2008, the investment focus of the Fund changed from domestic real estate securities to global. The FTSE EPRA/NAREIT Global Real Estate Index and FTSE NAREIT Equity REIT Index are broad-based, unmanaged indices. The NAREIT universe includes as eligible securities all tax qualified REITS with common shares traded on NYSE, AMEX or NASDAQ National Market List. The companies in these companies must be valued at over $100 million, and meet minimum liquidity rules.

Effective October 6, 2008, the Fund replaced the FTSE NAREIT Equity REIT Index with the FTSE EPRA/NAREIT Global Real Estate Index as its benchmark in connection with a change in the Fund's investment focus. The FTSE EPRA/NAREIT Global Real Estate Index was developed by the European Public Real Estate Association ("EPRA"), a common interest group aiming to promote, develop and represent the European public real estate sector, and the North American
Association of Real Estate Investment Trusts ("NAREIT"), the representative voice of the U.S. REIT industry. The index is designed to reflect the stock performance of companies engaged in specific aspects of the North American, European and Asian Real Estate markets.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee*                                                                          0.86%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.01%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses**                                                                       0.01%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    1.08%
------------------------------------------------------------------------------------------------ --------------------

* The management/administrative fee has been restated to reflect that effective October 6, 2008, the administrative fee was increased to the level shown in the table above.

** Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                           $110
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                          $343
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                          $595
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                       $1,317
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/AIM Global Real Estate Fund is Invesco Aim Capital Management, Inc. (f/k/a A I M Capital Management, Inc.) ("Invesco Aim"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046. The sub-Sub-Advisers to the JNL/AIM Global Real Estate Fund are Invesco Institutional (N.A.), Inc. ("IINA"), with its principal office at 1555 Peachtree St., N.E., Atlanta, Georgia 30309, and Invesco Asset Management Ltd. ("IAML"), with its principal office at 30 Finsbury Square, London, EC2A 1AG, United Kingdom. Each of IINA and IAML is an affiliate of Invesco Aim. IINA and IAML are compensated by Invesco Aim at no additional expense to the Trust. Invesco Aim, IINA, and IAML are collectively referred to herein as "Invesco."

Day-to-day investment management decisions for the Fund will be made by the sub-Sub-Advisers. The sub-Sub-Advisers are responsible for choosing certain types of real estate securities for the Fund. Invesco and its affiliates are indirect, wholly-owned subsidiaries of Invesco, Ltd.. Invesco, Ltd. is a Bermuda company and has its principal offices at 1555 Peachtree Street NE, Atlanta, Georgia 30309. As of December 31, 2008, Invesco, Ltd. managed approximately $357 billion in total assets.

The Fund is managed on a team basis. The individual members of the team, who are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o Joe Rodriguez, Jr. (Lead Manager), Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.

     o Mark Blackburn, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1998.

     o James W. Trowbridge, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1989.

     o Ping-Ying Wang, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 1998.

     o Paul Curbo, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 1998.

     o James Cowen, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 2001.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled "More About the Funds".

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/AIM INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/AIM International Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong earnings growth. The Fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Fund will normally invest in the securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

At the present time, the Fund's portfolio managers intend to invest no more than 20% of the Fund's total assets in companies located in developing countries, i.e., those that are identified as in the initial stages of their industrial cycles.

Consistent with the Fund's objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner. Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

The Fund's investments in the types of securities described in the prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

The Sub-Adviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis and portfolio construction techniques. The strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but for whose prices do not fully reflect these attributes. Investments for the portfolio are selected "bottom-up" on a stock-by-stock basis. The focus is on the strengths of individual companies, rather than sector or country trends. The Sub-Adviser may consider selling a security for several reasons, including (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock prices appears to be overvalued, or
(3) a more attractive opportunity is identified.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CURRENCY RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        GROWTH INVESTING RISK
o        MARKET RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Invesco Aim Capital Management, Inc. has been serving as the Sub-Adviser to this Fund since December 3, 2007. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

32.11%     -13.99%     -20.29%     -20.58%     28.53%     16.34%     10.69%     22.67%     9.70%     -40.94%
------------------------------------------------------------------------------------------------------------
1999        2000        2001        2002       2003       2004       2005       2006       2007       2008

In the periods shown in the chart, the Fund's highest quarterly return was 23.24% (4th quarter of 1999) and its lowest quarterly return was -22.59% (3rd quarter of 2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
---------------------------------------------------------------------------------- ---------------- -------------- -----------------
                                                                                       1 year          5 year          10 year*
---------------------------------------------------------------------------------- ---------------- -------------- -----------------
JNL/AIM International Growth Fund (Class A)                                            -40.94%           0.46%          -0.55%
MSCI EAFE Growth Index                                                                 -42.70%           1.43%          -1.30%
---------------------------------------------------------------------------------- ---------------- -------------- -----------------

* The Fund began operations on May 15, 1995. Prior to May 1, 2000, the Fund was managed by Rowe-Price Fleming International, Inc. Prior to May 2, 2005, the Fund was managed by Putnam Investment Management, Inc. Prior to December 3, 2007, the Fund was managed by J.P. Morgan Investment Management, Inc. The MSCI EAFE Growth Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.82%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      0.04%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  1.07%
--------------------------------------------------------------------------------------------- -----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $109
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $340
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $590
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                          $1,306
---------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). In addition to common stocks, the Fund may also invest in other types of securities, such as preferred stocks, convertible securities, fixed-income securities. Fixed income securities, including preferred stocks and convertible securities, are subject to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer will not make payments of principal or interest when due. A deterioration in the credit quality of an issuer of fixed income securities will cause the price of those securities to fall. Interest rate risk is the risk that interest rates will rise, causing the prices of fixed income securities, including those owned by the Fund, to fall.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks include:

o        DERIVATIVES RISK
o        LEVERAGING RISK
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/AIM International Growth Fund is Invesco Aim Capital Management, Inc. ("Invesco Aim") (f/k/a A I M Capital Management, Inc.), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

Invesco Aim, an investment adviser since 1986, is an indirect, wholly owned subsidiary of Invesco Aim Management Group, Inc. (f/k/a "A I M Management Group, Inc.") ("Invesco Aim Management Group"), a holding company that has been engaged in financial services since 1976. Invesco Aim Management Group manages or advises over 225 investment portfolios which total approximately $134 billion in total net assets as of December 31, 2008. Invesco Aim Management Group is a wholly owned subsidiary of Invesco, Ltd.

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

o Clas Olsson (lead manager with respect to the Fund's investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with the sub-adviser and/or affiliates since 1994.

o Barrett Sides (lead manager with respect to the Fund's investments in Asia Pacific and Latin America), Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with the sub-adviser and/or its affiliates since 1990.

o Shuxin Cao, Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with the sub-adviser and/or affiliates since 1997.

o Matthew Dennis, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with the advisor and/or affiliates since 2000.

o Jason Holzer, Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with the sub-adviser and/or affiliates since 1996.

A lead manager generally has final authority over all aspects of a portion of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled "More About the Funds".

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/AIM LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/AIM Large Cap Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies. In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments and may include warrants, futures, options, exchange-traded funds and American Depositary
Receipts ("ADRs"). The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization. The Fund may also invest up to 25% of its total assets in foreign securities. The Fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

The Fund's portfolio managers may focus on securities of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000 Index at the time of purchase. The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        DERIVATIVES RISK
o        FOREIGN SECURITIES RISK
o        GROWTH INVESTING RISK
o        LEVERAGING RISK
o        MARKET RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Effective April 30, 2004, the Fund was combined with the JNL/AIM Premier Equity II Fund, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-25.47%     30.02%     9.99%     7.23%     7.86%     15.75%     -37.66%
-----------------------------------------------------------------------
2002        2003       2004      2005      2006      2007        2008

In the periods shown in the chart, the Fund's highest quarterly return was 12.39% (2nd quarter of 2003) and its lowest quarterly return was -19.35% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
----------------------------------------------------------------------- --------------------- ------------------- ------------------
                                                                               1 year               5 year          Life of Fund*
----------------------------------------------------------------------- --------------------- ------------------- ------------------
JNL/AIM Large Cap Growth Fund (Class A)                                       -37.66%              -1.69%              -0.34%
S&P 500 Index                                                                 -37.00%              -2.19%              -0.59%
Russell 1000 Index                                                            -38.44%              -3.42%              -2.71%
----------------------------------------------------------------------- --------------------- ------------------- ------------------

* The Fund began operations on October 29, 2001.

The Russell 1000 Index is a widely recognized, unmanaged index of common stock that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Effective December 31, 2008, for consistency with the Fund's strategy, the Fund replaced the S&P 500 Index with the Russell 1000 Growth Index as its benchmark.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                           0.77%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                               0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                          0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                        0.01%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                    0.98%
---------------------------------------------------------------------------------------------- ----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                     CLASS A
------------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                                $100
------------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                               $312
------------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                               $542
------------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                            $1,201
------------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/AIM Large Cap Growth Fund is Invesco Aim Capital Management, Inc. (f/k/a A I M Capital Management, Inc.) ("Invesco Aim"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

Invesco Aim, an investment adviser since 1986, is an indirect, wholly owned subsidiary of Invesco Aim Management Group, Inc. (f/k/a A I M Management Group Inc.) ("Invesco Aim Management Group"). Invesco Aim Management Group advises approximately 225 mutual funds and separate accounts which total approximately $134 billion in total net assets as of December 31, 2008. Invesco Aim Management Group is a wholly owned subsidiary of Invesco, Ltd.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

o Geoffrey Keeling, Senior Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco Aim and/or its affiliates since 1995.

o Robert Shoss, Senior Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco Aim and/or its affiliates since 1995.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled "More About the Funds".

A discussion regarding the Board of Trustees' basis for approving the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/AIM SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/AIM Small Cap Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies. In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic and derivative instruments. Synthetic and derivative instruments are investments that have economic characteristics similar to the Fund's direct investments. Synthetic and derivative instruments in which the Fund may invest may include warrants, futures, options, exchange-traded funds and American Depositary Receipts ("ADRs"). Synthetic and derivative instruments may have the effect of leveraging the Fund's portfolio. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000 Index is a widely recognized, unmanaged index of common stocks that measures performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to the assets of the Fund are applied at the time of purchase.

In selecting investments, the Sub-Adviser utilizes a disciplined portfolio construction process that aligns the Fund with the Russell 2000 Growth Index which the Sub-Adviser believes represents the small cap growth asset class. The security selection process is based on a three-step process that includes fundamental, valuation, and timeliness analysis. Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry. Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one-to-two year horizon. Timeliness analysis is used to help identify the "timeliness" of a purchase. In this step, relative price strength, trading volume, characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio. The Sub-Adviser considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        CONVERTIBLE SECURITIES RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        DERIVATIVES RISK
o        FOREIGN SECURITIES RISK
o        GROWTH INVESTING RISK
o        INTEREST RATE RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        SMALL CAP INVESTING RISK
o        U.S. GOVERNMENT SECURITIES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-27.32%     38.43%     6.86%     8.42%     14.49%     11.37%     -39.73%
------------------------------------------------------------------------
2002        2003       2004      2005      2006       2007        2008

In the periods shown in the chart, the Fund's highest quarterly return was 21.01% (2nd quarter of 2003) and its lowest quarterly return was -27.68% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
------------------------------------------------------------------------ --------------------- ------------------- -----------------
                                                                                1 year               5 year          Life of Fund*
------------------------------------------------------------------------ --------------------- ------------------- -----------------
JNL/AIM Small Cap Growth Fund (Class A)                                         -39.73%              -2.29%               0.54%
Russell 2000 Growth Index                                                       -38.54%              -2.35%               0.37%
------------------------------------------------------------------------ --------------------- ------------------- -----------------

* The Fund began operations on October 29, 2001.

The Russell 2000 Growth Index is a widely recognized, unmanaged index of common stocks that measures performance of the 2,000 smallest companies in the Russell 3000(R) Index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           0.95%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.01%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                        0.01%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    1.17%
------------------------------------------------------------------------------------------------ --------------------

* Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $119
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $372
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $644
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                          $1,420
---------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks include:

o        INTEREST RATE RISK
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS
o        U.S. GOVERNMENT SECURITIES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/AIM Small Cap Growth Fund is Invesco Aim Capital Management, Inc. ("Invesco Aim") (formerly A I M Capital Management, Inc.), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

Invesco Aim, an investment adviser since 1986, is an indirect, wholly owned subsidiary of Invesco Aim Management Group Inc. ("Invesco Aim Management Group") (f/k/a A I M Management Group Inc.). Invesco Aim Management Group advises approximately 225 mutual funds and separate accounts which total approximately $134 billion in total net assets as of December 31, 2008. Invesco Aim Management Group is a wholly owned subsidiary of Invesco Ltd.

The Fund is managed on a team basis. The individual members of the team are:

o    Juliet  S.  Ellis  (lead  manager),  Senior  Portfolio  Manager  and  Chief
     Investment Officer of Invesco Aim's Domestic Growth Investment Management Unit, has been responsible for the Fund since 2004 and has been associated with Invesco Aim and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.

o Juan R. Hartsfield, Portfolio Manager, has been responsible for the Fund since 2004 and has been associated Invesco Aim and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

o Clay Manley, Portfolio Manager, has been responsible for the Fund since February 2008 and has been associated with Invesco Aim and/or its affiliates since 2001. From 2002 to February 2008, he was a senior equity analyst on Invesco Aim's small-cap team. Mr. Manley has a Bachelor of Arts (cum laude) in history and geology from Vanderbilt University, and a Master of Business Administration degree with concentrations in finance and accounting from Goizueta Business School at Emory University. Mr. Manley is a CFA Charterholder.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled "More About the Funds".

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Capital Guardian Global Balanced Fund is to seek income and capital growth, consistent with reasonable risk.

PRINCIPAL INVESTMENT STRATEGIES. The Fund's investment objective is to seek the balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% of the Fund's assets to equities and 25% to 45% of the Fund's assets to fixed-income.

EQUITY PORTION OF THE FUND
The investment objective of the equity portion of the Fund is to seek long-term growth of capital and income by investing in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $750 million at the time of purchase.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest in equity securities of developing country (emerging market) issuers.

FIXED-INCOME PORTION OF THE FUND
The investment objective of the fixed-income portion of the Fund is to seek as high a total return, measured in U.S. dollars, as is consistent with conservation of capital, by investing principally in marketable fixed-income securities, denominated in currencies from around the world, as follows:

The bond portion of the Fund will be invested in one or a combination of the following:

     (a) Securities rated Baa3 or better by Moody's Investors Service, Inc. or Fitch, or BBB or better by Standard & Poor's Corporation, or securities unrated by any of the foregoing entities that are deemed by the Sub-Adviser to be of equivalent investment quality;

     (b)  Securities issued or guaranteed by a national government, its agencies
          and   instrumentalities   (excluding   developing   countries)   or  a
          supranational organization,

     (c)  Cash equivalents and cash; and/or

     (d)  Currency options or forward currency contracts.

The Fund may also invest in debt securities of developing country (emerging market) issuers. Up to 20% of the fixed-income portion of the Fund will be invested in securities rated lower than those in (a) above, or securities unrated by either of the foregoing that are deemed by the Sub-Adviser to be of equivalent investment quality.

Consistent with the Fund's objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner. Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        CONVERTIBLE SECURITIES RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        INTEREST RATE RISK
o        LEVERAGING RISK
o        MARKET RISK
o        MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
o        PREPAYMENT RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Capital Guardian Trust Company has been serving as the Sub-Adviser to this Fund since December 3, 2007. Returns shown for the periods prior reflect the results achieved by prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-4.49%     -6.57%     13.73%     9.42%     10.09%     10.79%     7.96%     -28.29%
----------------------------------------------------------------------------------
2001        2002      2003       2004      2005       2006       2007       2008

In the periods shown in the chart, the Fund's highest quarterly return was 7.79% (4th quarter of 2004) and its lowest quarterly return was -13.78% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
----------------------------------------------------------------------------- --------------- ------------------- ------------------
                                                                                  1 year            5 year          Life of Fund*
----------------------------------------------------------------------------- --------------- ------------------- ------------------
JNL/Capital Guardian Global Balanced Fund (Class A)                              -28.29%            0.65%               0.31%
MSCI All Country World Index                                                     -42.20%           -0.06%              -2.50%
Barclays Capital Global Aggregate Bond Index                                       4.79%            5.00%               6.99%
Global Balanced Hybrid Composite**                                               -28.13%            1.96%               1.05%
----------------------------------------------------------------------------- --------------- ------------------- ------------------

* The Fund began operations on May 1, 2000. Prior to May 1, 2004, the Fund was managed by Janus Capital Management, LLC. Prior to April 30, 2007, the Fund was managed by Fidelity Management & Research Company. Prior to December 3, 2007, the Fund was managed by Pyramis Global Advisors, LLC.

**The Global Balanced Hybrid Composite is a hypothetical representation of the performance of the Fund's general investment categories using a weighting of 65% equity and 35% bond. The following indexes are used to calculate the composite index: the MSCI All Country World Index, 65% and the Barclays Capital Global Aggregate Bond Index, 35%. The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI All Country World Index is composed of companies representative of the market structure of 23 developed market countries in North America, Europe, and the Asia/Pacific Region. The Barclays Capital Global Aggregate Bond Index is a broad-based, unmanaged index. To create a more representative return comparison, 65% of the Fund's return is benchmarked to the MSCI All Country World Index and the remaining 35% is benchmarked to the Barclays Capital Global Aggregate Bond Index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                          0.80%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                              0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         0.01%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                       0.01%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                   1.02%
---------------------------------------------------------------------------------------------- ----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

----------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                    CLASS A
----------------------------------------------------------------------------------------- ---------------------------
----------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                                $104
----------------------------------------------------------------------------------------- ---------------------------
----------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                               $325
----------------------------------------------------------------------------------------- ---------------------------
----------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                               $563
----------------------------------------------------------------------------------------- ---------------------------
----------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                            $1,248
----------------------------------------------------------------------------------------- ---------------------------

The Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings ("IPOs") or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). SPECIAL SITUATIONS. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks include:

o        HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
o        PORTFOLIO TURNOVER
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Capital Guardian Global Balanced Fund is Capital Guardian Trust Company ("Capital Guardian"), with principal offices at 333 South Hope Street, Los Angeles, California 90071. Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. (CGC). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. CGC is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held. CGC is owned by a broad group of over 400 key investment and administrative active associates and retirees.

David I. Fisher is chairman of the board of Capital Group International, Inc. and Capital Guardian Trust Company, as well as an officer and director of numerous affiliated companies. He is a portfolio manager for U.S., non-U.S., global, and emerging market assets and has been responsible for our organization's international investing activities since 1982. He joined the organization in 1969 as a financial analyst and was director of research for ten years. Previously, he was an officer of Smith Barney & Co. and a marketing executive with General Electric Company. A graduate of the University of California at Berkeley, he holds an MBA from the University of Missouri Graduate School of Business Administration. Mr. Fisher is a member of the Los Angeles Society of Financial Analysts, as well as the International Society of Security Analysts. In addition to serving as a trustee emeritus of the J. Paul Getty Trust, he serves on the board of trustees for Alternative Living for the Aging, Lowe Institute, Harvard-Westlake School, and the UCLA School of Public Policy and Social Research. He also serves as an advisory board member of the International Monetary Fund Retirement Plan and the Monetary Authority of Singapore. He is based in Los Angeles.

Nancy J. Kyle is vice chairman and director of Capital Guardian Trust Company and a member of its Executive and North American Management Committees. She is also a member of the CGII Management Committee and Chairman of Capital Guardian (Canada), Inc. Ms. Kyle is an international equity portfolio manager and coordinates the asset allocation process for our multi-product services as Chairman of the CGTC International Subcommittee. Prior to joining Capital in 1991, she was a managing director at JPMorgan Investment Management in New York. Ms. Kyle earned a BA from Connecticut College and did graduate work at the London School of Economics. She is based in New York.

Lionel M. Sauvage is a senior vice president and a director of Capital Guardian Trust Company as well as a senior vice president of Capital International, Inc., with portfolio management responsibilities for both Capital Guardian Trust Company and Capital International, Inc. He is also a vice president of Capital Guardian (Canada), Inc., a director of The Capital Group Companies, Inc., and a member of the Capital Group International, Inc. Management Committee. He joined the organization in 1987 as an investment analyst and has covered European food, beverage, and airline industries, as well as U.S. aerospace companies. Mr. Sauvage earned his MBA from INSEAD in Fontainebleau, France and his electronic engineering degree from ENSEM in Nancy, France. Prior to attending business school, he was a project manager at Sogelerg Engineering in France for five years. He is based in London.

Alan J. Wilson is president and U.S. research director for Capital International Research, Inc. a director of The Capital Group Companies, Inc. and a director of Capital Group Research, Inc., and senior vice president and a director of Capital Guardian Trust Company. He is also a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining the organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.

Mark H. Dalzell is a senior vice president for Capital Research Company. He joined the organization's Fixed-Income area as a global bond specialist in 1988 and is involved with Capital International and Capital Guardian's global and non-U.S. portfolios. Prior to joining our organization, he was a vice president and senior portfolio manager in the International Fixed-Income department at Citibank Investment Management, London for three years, spent two years in institutional sales at Bear, Stearns & Co., two years in the Foreign Exchange Consultancy group of Chase Manhattan Bank, and three years in the International Research department of the Federal Reserve Bank of New York. He received a Master's degree in public policy from the Kennedy School at Harvard University and a BA in international affairs from the Woodrow Wilson School, Princeton University (magna cum laude). Mr. Dalzell is based in Los Angeles.

Laurentius Harrer is a senior vice president of Capital Guardian Trust Company and a vice president of Capital International, S.A. He is chairman of the Fixed-Income Subcommittee of Capital Guardian Trust Company and the Fixed-Income Asset Allocation Committee. He has research responsibilities in emerging markets and portfolio management responsibilities for emerging markets debt and global fixed-income accounts. Prior to joining the organization in 1993, he was with Metzler Investment in Frankfurt, Germany where he was a senior portfolio manager responsible for global bond and currency markets. Before that, he spent two years in institutional sales with Bayerische Vereinsbank. Mr. Harrer graduated from the University of Landshut in Germany with a bachelor of business administration degree. He is based in Los Angeles.

Robert H. Neithart is an executive vice president and a director of Capital International Research, Inc. and a senior vice president and a director of Capital Guardian Trust Company. He is also a vice president and a director of Capital Strategy Research, Inc. His portfolio management and research responsibilities are focused on emerging markets fixed income, global bonds, and global macroeconomics. Mr. Neithart joined the organization in 1987 as a participant in "The Associates Program." He earned an AB degree (cum laude) in economics from Occidental College. He is a member of the National Association of Business Economists (NABE), is active in the Los Angeles chapter of NABE and holds the Chartered Financial Analyst(R) designation. He is based in Los Angeles.

Mark A. Brett is a director and senior vice president of Capital International Limited and Capital International SA and a vice president of Capital International Research, Inc. His responsibilities include global Fixed-Income portfolio management and currency research. Prior to joining Capital International in 1993, Mr. Brett spent 14 years as an economist/strategist with Barclays de Zoete Wedd (formerly De Zoete and Bevan) in London. In addition, he was a director of BZW Capital Markets Ltd. and a member of the London Stock Exchange. He is a member of the UKSIP and the Securities Institute. He is based in London.

Wesley K.-S. Phoa is a senior vice president of Capital International Research, Inc. and manages U.S. Fixed Income portfolios. He is also an investment analyst covering U.S. Government bonds, as well as having responsibilities for Fixed-Income quantitative research. Prior to joining Capital in 1999, he was with Capital Management Sciences in Los Angeles for three years, where he served as vice president and later as director of research. Before that he spent three years with Deutsche Bank in Australia as a quantitative analyst and three years as a mathematics lecturer and research fellow. Dr. Phoa received a PhD in pure mathematics from Trinity College at the University of Cambridge. He also holds a BSc (Honors) from the Australian National University and is based in Los Angeles.

Richard N. Havas is a vice chairman and director of Capital Guardian (Canada), Inc., a senior vice president of Capital International, Inc., and a vice president of Capital International Asset Management (Canada), Inc. He is a portfolio manager for global and international (non-U.S.) assets. Mr. Havas joined the organization in 1986 as a financial analyst specializing in Canadian non-resource companies, as well as Australian banks and industrial companies. Before joining Capital Guardian, he was a lending officer for the Bank of Nova Scotia for four years. He received a BA from the University of Toronto and an MBA (with distinction) from INSEAD in Fontainebleau, France. He is based in Singapore.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Capital Guardian Global Diversified Research Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The investment objective of the Fund is to seek long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest in equity securities of developing country (emerging market) issuers.

Consistent with the Fund's objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner. Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        CONVERTIBLE SECURITIES RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CURRENCY RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        GROWTH INVESTING RISK
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Capital Guardian Trust Company has been serving as the Sub-Adviser to this Fund since December 3, 2007. Returns shown for the period prior to that date reflect the results achieved by a prior Sub-Adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

64.58%     -18.28%     -23.50%     -27.12%     23.97%     11.36%    1.91%     13.31%     20.65%     -42.52%
-----------------------------------------------------------------------------------------------------------
1999        2000        2001        2002       2003       2004      2005      2006       2007        2008

In the periods shown in the chart, the Fund's highest quarterly return was 43.03% (4th quarter of 1999) and its lowest quarterly return was -24.89% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
---------------------------------------------------------------------------------- ---------------- ---------------- ---------------
                                                                                       1 year           5 year           10 year*
---------------------------------------------------------------------------------- ---------------- ---------------- ---------------
JNL/Capital Guardian Global Diversified Research Fund (Class A)                        -42.52%          -2.26%           -1.86%
MSCI All Country World Index                                                           -42.20%          -0.06%            N/A**
---------------------------------------------------------------------------------- ---------------- ---------------- ---------------

* The Fund began operations on May 15, 1995. The MSCI World Growth Index return begins on May 1, 1995. Prior to May 1, 2004, the Fund was managed by Janus Capital Management, LLC. Prior to December 3, 2007, the Fund was managed by Wellington Management Company LLP.

** The inception date for the MSCI All Country World Index was January 4, 1999. The MSCI All Country World Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS A
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           0.88%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                               0.20%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          0.01%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                        0.01%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    1.10%
----------------------------------------------------------------------------------------------- ---------------------

* Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------------ --------------------------
EXPENSE EXAMPLE                                                                                     CLASS A
------------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------------ --------------------------
1 Year                                                                                                $112
------------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------------ --------------------------
3 Years                                                                                               $350
------------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------------ --------------------------
5 Years                                                                                               $606
------------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------------ --------------------------
10 Years                                                                                            $1,340
------------------------------------------------------------------------------------------ --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). SPECIAL SITUATIONS. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks include:

o        DERIVATIVES RISK
o        LEVERAGING RISK
o        PORTFOLIO TURNOVER
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Capital Guardian Global Diversified Research Fund is Capital Guardian Trust Company ("Capital Guardian"), with principal offices at 333 South Hope Street, Los Angeles, California 90071. Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. (CGC). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. CGC is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held. CGC is owned by a broad group of over 400 key investment and administrative active associates and retirees.

Andrew F. Barth and David Polak serve as the research portfolio coordinators for the Fund.

Andrew F. Barth is vice chairman of Capital International Research, Inc. and president of Capital Guardian Trust Company. He is also a director and global research director for Capital International Research, Inc. with research responsibilities for U.S. financial services, specifically thrifts, mortgage lenders, and government-sponsored enterprises and is the U.S. research portfolio coordinator. He also serves as a director for Capital Guardian Trust Company and The Capital Group Companies, Inc. He is a member of the Capital Guardian Trust Company Executive Committee, The Capital Group International, Inc. Management Committee, the Global Institutional Group North American Management Committee, The Capital Group Companies Management Committee, and the Capital Research and Management Company Management Committee. He joined the organization in 1985 after completing his MBA at Columbia University Graduate School of Business. Mr. Barth graduated summa cum laude from Columbia University (Phi Beta Kappa). He is based in Los Angeles.

David Polak is a vice president of Capital Guardian Trust Company with investment specialist responsibilities. He is also a research portfolio coordinator responsible for global equity portfolios. Prior to joining Capital Guardian in 2005, Mr. Polak was a Managing Director at Deutsche Bank, where he managed a global equity hedge fund. He spent the previous 17 years with UBS in a variety of marketing and management positions within the equity division. Mr. Polak earned a BSc in economics from University College London, graduating with honors. He is based in New York.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Capital Guardian International Small Cap Fund is long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES. The investment objective of the Fund is to seek long term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of non-U.S. issuers (including American Depositary Receipts ("ADRs") and other U.S. registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase. In determining market capitalization, the Fund may consider the value of shares which are publicly traded. The Fund normally will invest in common stocks, preference shares and convertible securities.

Although the Fund intends to concentrate its investments in such issues, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest up to 10% at the time of purchase in the securities of developing country issuers. Although the Fund does not intend to seek short-term profits, securities in the Fund's portfolio will be sold whenever the Fund believes it is appropriate to do so without regard to the length of time a particular security may have been held.

Consistent with the Fund's objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and op tions, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner. Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        CONVERTIBLE SECURITIES RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        GROWTH INVESTING RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        SMALL CAP INVESTING RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-54.00%
-------
2008

In the periods shown in the chart, the Fund's highest quarterly return was -3.88% (2nd quarter of 2008) and its lowest quarterly return was -26.90% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------------------- ------------------ -------------------
                                                                                                   1 year           Life of Fund*
--------------------------------------------------------------------------------------------- ------------------ -------------------
JNL/Capital Guardian International Small Cap Fund (Class A)                                         -54.00%           -51.80%
S&P Developed ex-U.S. (under $2 billion) Index                                                      -47.10%           -45.83%
--------------------------------------------------------------------------------------------- ------------------ -------------------

* The Fund began operations on December 3, 2007.

The S&P Developed ex-U.S. (under $2 billion) Index (formerly known as S&P Citigroup World ex-U.S. Index) is an equity index based upon the world (ex-U.S.) composite market.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         1.10%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      0.03%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  1.34%
--------------------------------------------------------------------------------------------- -----------------------

* Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

----------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                    CLASS A
----------------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $136
----------------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                              $425
----------------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                              $734
----------------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                           $1,613
----------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risks include:

o        PORTFOLIO TURNOVER
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Capital Guardian International Small Cap Fund is Capital Guardian Trust Company ("Capital Guardian"), with principal offices at 333 South Hope Street, Los Angeles, California 90071. Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. (CGC). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. CGC is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held. CGC is owned by a broad group of over 400 key investment and administrative active associates and retirees.

Habib I. Annous is a vice president of Capital International Research, Inc. with portfolio manager and research responsibilities in U.K. small capitalization. Prior to joining Capital International in November 2002, he spent five and a half years at Merrill Lynch Investment Managers as a director and U.K. portfolio manager. Before that, he spent nearly five years at BZW Investment Management as a U.K. fund manager and prior to that he was at Lazard Investors as a U.K. Equities specialist on small companies. He has a BSc from the University of London and holds the Chartered Financial Analyst(R) designation. Mr. Annous is based in London.

Richard N. Havas is a vice chairman and director of Capital Guardian (Canada), Inc., a senior vice president of Capital International, Inc., and a vice president of Capital International Asset Management (Canada), Inc. He is a portfolio manager for global and international (non-U.S.) assets. Mr. Havas joined our organization in 1986 as a financial analyst specializing in Canadian non-resource companies, as well as Australian banks and industrial companies. Before joining Capital Guardian, he was a lending officer for the Bank of Nova Scotia for four years. He received a BA from the University of Toronto and an MBA (with distinction) from INSEAD in Fontainebleau, France. He is based in Singapore.

Akira Horiguchi is a vice president and director of Capital International Research, Inc. with responsibilities for Japanese small capitalization companies. Prior to joining Capital International in 2000, he spent three years as an investment manager in Japanese equities with Gartmore Investment Management Japan Ltd., and before that, two years with MeesPierson Capital
Management Japan Ltd. Mr. Horiguchi earned a BA in economics from Tokyo University. He is based in Tokyo.

Takeo Nakamura is a senior vice president and director of Capital International K.K. with portfolio management and research responsibilities. He joined Capital International in 1998 after 30 years with Nomura Securities, where he was managing director for Nomura Asset Management Co., Ltd. in Tokyo, president of Nomura Capital Management, Inc. in New York, and a security analyst and portfolio manager for Nomura Securities in Tokyo. Mr. Nakamura holds a BA in economics from Waseda University and completed a postgraduate program through the London School of Economics. He is based in Tokyo.

Philip Winston is a senior vice president, a director, and portfolio manager for Capital International Limited with responsibilities for U.K. and European large and small capitalization equity portfolios. Prior to joining Capital International in 1997, he spent eight years as a director and U.K. equity fund manager at BZW Investment Management in London. He was also formerly with Orion Royal Bank in London and New York. Before that, he was a lecturer at Durham University. Mr. Winston holds a PhD and MA in history from Cambridge University. He is based in London.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Capital Guardian U.S. Growth Equity Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The investment objective of the Fund is to seek long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts ("ADRs") and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase. The Fund intends to achieve its objective by investing primarily in attractively valued securities that at the time of purchase exhibit one or more "growth" characteristics relative to the U.S. stock market. The "growth" characteristics include securities exceeding the market (rate of growth) in at least one of the following categories: earnings, unit sales, revenue or cash flow.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. The Fund intends to remain fully invested, however, and the Fund may hold cash and cash equivalents for defensive purposes. Although the Fund does not intend to seek short-term profits, securities in the Fund's portfolio will be sold whenever the Fund believes it is appropriate to do so without regard to the length of time a particular security may have been held.

Consistent  with  the  Fund's  objectives,  it may  from  time to time  purchase derivative securities to, among other reasons, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner. Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        CONVERTIBLE SECURITIES RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CURRENCY RISK
o        FOREIGN SECURITIES RISK
o        GROWTH INVESTING RISK
o        MARKET RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Capital Guardian Trust Company has been serving as the Sub-Adviser to this Fund since December 3, 2007. Returns shown for the period prior to that date reflect the results achieved by a prior Sub-Adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

94.43%     -20.97%     -30.18%     -29.76%     35.46%     11.67%     4.67%     4.60%     9.73%     -40.92%
----------------------------------------------------------------------------------------------------------
1999        2000        2001        2002       2003       2004       2005      2006      2007       2008

In the periods shown in the chart, the Fund's highest quarterly return was 41.64% (4th quarter of 1999) and its lowest quarterly return was -27.62% (4th quarter 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
------------------------------------------------------------------------------ --------------- ----------------- -------------------
                                                                                   1 year           5 year            10 year*
------------------------------------------------------------------------------ --------------- ----------------- -------------------
JNL/Capital Guardian U.S. Growth Equity Fund (Class A)                            -40.92%           -4.53%            -2.10%
Russell 1000(R) Growth Index                                                      -38.44%           -3.42%            -4.27%
------------------------------------------------------------------------------ --------------- ----------------- -------------------

* The Fund began operations on May 15, 1995. Prior to May 1, 2004, the Fund was managed by Janus Capital Management, LLC. Prior to December 3, 2007, the Fund was managed by Wellington Management Company, LLP.

The Russell 1000 Growth Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------- -------------------------
                                                                                                 CLASS A
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                     0.78%
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                         0.20%
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
Other Expenses                                                                                    0.01%
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
Acquired Fund Fees and Expenses*                                                                  0.01%
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                              1.00%
---------------------------------------------------------------------------------------- -------------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                             $102
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                            $318
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                            $552
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                         $1,225
---------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). SPECIAL SITUATIONS. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks include:

o        DERIVATIVES RISK
o        LEVERAGING RISK
o        PORTFOLIO TURNOVER
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Capital Guardian U.S. Growth Equity Fund is Capital Guardian Trust Company ("Capital Guardian"), with principal offices at 333 South Hope Street, Los Angeles, California 90071. Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. (CGC). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. CGC is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held. CGC is owned by a broad group of over 400 key investment and administrative active associates and retirees.

David I. Fisher is chairman of the board of Capital Group International, Inc. and Capital Guardian Trust Company, as well as an officer and director of numerous affiliated companies. He is a portfolio manager for U.S., non-U.S., global, and emerging market assets and has been responsible for the organization's international investing activities since 1982. He joined the organization in 1969 as a financial analyst and was director of research for ten years. Previously, he was an officer of Smith Barney & Co. and a marketing executive with General Electric Company. A graduate of the University of California at Berkeley, he holds an MBA from the University of Missouri Graduate School of Business Administration. Mr. Fisher is a member of the Los Angeles Society of Financial Analysts, as well as the International Society of Security Analysts. In addition to serving as a trustee emeritus of the J. Paul Getty Trust, he serves on the board of trustees for Alternative Living for the Aging, Lowe Institute, Harvard-Westlake School, and the UCLA School of Public Policy and Social Research. He also serves as an advisory board member of the International Monetary Fund Retirement Plan and the Monetary Authority of Singapore. He is based in Los Angeles.

Todd S. James is a senior vice president of Capital Guardian Trust Company and a portfolio manager for Capital Guardian Trust Company and Capital International Research, Inc. with U.S. growth, U.S. value, and Absolute Income Grower responsibilities. Prior to assuming his portfolio management responsibilities in 2006, Mr. James was an investment analyst with research responsibilities in U.S. merchandising and e-commerce and a statistician for Capital Group Research, Inc. Before joining the organization in 1985, he studied architecture at Texas Tech University and earned a BS in international finance from California State University, Sacramento. Mr. James earned an MBA from the University of Southern California Graduate School of Business and is based in Los Angeles.

Eric H. Stern is a senior vice president of Capital International Research, Inc. and a director and senior vice president of Capital Guardian Trust Company. His investment responsibilities include portfolio management within the U.S. Growth Equity product and research of the U.S. medical technology industry. Prior to joining Capital International in 1991, he served two years as an analyst in the Mergers and Acquisitions department of Morgan Stanley & Company. Mr. Stern is a Phi Beta Kappa graduate of the University of California at Berkeley, where he earned a BS in business administration. He also holds an MBA from Stanford Graduate School of Business. He is based in West Los Angeles.

Alan J. Wilson is president and U.S. research director for Capital International Research, Inc., a director of The Capital Group Companies, Inc., and a director of Capital Group Research, Inc., and senior vice president and a director of Capital Guardian Trust Company. He is also a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining the organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/CREDIT SUISSE COMMODITY SECURITIES FUND (FORMERLY, JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND)

INVESTMENT  OBJECTIVE.   The  investment  objective  of  the  JNL/Credit  Suisse
Commodity Securities Fund is long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities. The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector. The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities. To meet its objective, the Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals. To gain portfolio exposure to commodities, the Fund may invest in securities or derivatives that provide exposure to commodities. These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options. The Fund may hold a portion of its portfolio in fixed-income securities. The Fund may not invest directly in commodities.

Under normal market conditions, the Fund will be comprised of two portfolios. One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the "Natural Resources Portfolio." The other portfolio will focus on investments in commodity instruments; the "Commodities Portfolio."

NATURAL RESOURCES PORTFOLIO. The Natural Resources Portfolio of the Fund follows quantitative portfolio management techniques rather than a traditional fundamental equity research approach. The Fund's portfolio managers select securities for the Fund using proprietary quantitative models, which are designed to:

o forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum;

o identify stocks likely to suffer price declines if market conditions deteriorate and limit the Fund's overall exposure to such low quality stocks; and

o help determine the Fund's relative exposure to different industry sectors by analyzing sector performance under different market scenarios.

The Natural Resources Portfolio will invest in U.S. and foreign securities. To effectively manage cash, including subscriptions and redemptions, and foreign currency, the Natural Resources Portfolio may also invest in Exchange Traded Funds, and options and futures. Due to volatility in the natural resources and commodities markets, there can be no guarantee that the Natural Resources Portfolio will outperform the customized MSCI benchmark in the future.

COMMODITIES PORTFOLIO. The Commodities Portfolio seeks total return and is designed to achieve positive total return relative to the performance of the Dow Jones UBS Commodity Index Total Return (DJ-UBS Index). To pursue this goal, it primarily invests in commodity-linked derivative instruments. To meet coverage and collateral requirements associated with these derivative investments, and invest excess cash, the Fund may hold a portion of its portfolio in fixed-income securities. To comply with the Internal Revenue Code of 1986, as amended, the commodity-linked derivatives purchased will primarily be commodity-linked structured notes, and the Fund will limit its direct investments in commodity-linked swap agreements and futures such that the income derived from commodity-linked swap agreements and futures is limited to a maximum of 10% of the Fund's annual gross income.

A commodity-linked structured note contains a return component based on a security, index, or other measure. Performance of the particular index will affect performance of the commodity-linked structured note. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. These notes are debt securities of the issuer and so, in addition to fluctuating in response to changes in the underlying commodity index, will be subject to credit and interest rate risks that typically affect debt securities. A portion of the commodity-linked structured notes may be tied to the DJ-UBS Index, which is an index comprised of commodity futures, including, but not limited to: aluminum; coffee; gold, natural gas, silver, unleaded gasoline, and wheat. The commodities in the DJ-UBS Index may change. The principal value of commodity-linked structured notes held by the Commodities Portfolio is expected to equal between 0% and 25% of the Commodities Portfolio's net assets at the time of investment, which percentage may be higher or lower as the value of the DJ-UBS Index changes.

Investments in other commodity-linked derivative instruments may have different exposures to other commodities. The Commodities Portfolio may purchase single commodity-related instruments, such as, futures contracts on oil. It should be noted that other commodity-linked derivative instruments may have different contract terms, such as different roll dates, reset dates, or contract months other than those specified by a particular commodity index. As a result, the commodity-linked derivatives component may deviate from the returns of the DJ-UBS Index. Due to volatility in the commodities and natural resources markets, there can be no guarantee that the Commodity Portfolio will outperform the DJ-UBS Index.

The Fund may invest, irrespective of currency and regardless of the issuer's country of origin, in convertible bonds and warrant, providing the associated rights confer entitlement to the subscription of shares in companies in which the Fund is permitted to invest under terms of its investment policy. Furthermore, the Fund may invest in listed and equity-linked notes, which is an instrument whose return is determined by the performance of a single equity security, a basket of equity securities, or an equity index, provided the underlying equities relate to companies permitted under the terms of the Fund's investment policy. Investments in equity-linked notes, together with convertible bonds and warrants may not exceed 15% of the net assets of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COMMODITY RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        INDUSTRY CONCENTRATION RISK
o        INTEREST RATE RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MODEL RISK
o        TAX RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Returns shown for the period prior to June 15, 2009 reflect the results achieved by the Fund's previous investment strategy.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-51.30%
-------
2008

In the periods shown in the chart, the Fund's highest quarterly return was 14.39% (2nd quarter of 2007) and its lowest quarterly return was -35.60% (3rd quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------------------- ------------------ -------------------
                                                                                                   1 year           Life of Fund*
--------------------------------------------------------------------------------------------- ------------------ -------------------
JNL/Credit Suisse Commodity Securities Fund (Class A)                                             -51.30%             -18.04%
S&P 500 Index                                                                                     -37.00%             -19.22%
Dow Jones-UBS Commodity Index                                                                     -35.57%             -11.63%
MSCI World Composite Index**                                                                      -47.49%             -15.32%
--------------------------------------------------------------------------------------------- ------------------ -------------------

* The Fund began operations on January 16, 2007.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Effective May 7, 2009, UBS AG acquired the Dow Jones-AIG Commodity (Total Return) Index and renamed it Dow Jones-UBS Commodity Index. The DJ-UBS Index is composed of futures contracts on physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange ("LME").

** The MSCI World Composite Index is an index of indices with similar objectives as the Natural Resources Portfolio's general investment categories. The following indexes are used to calculate the composite index: the MSCI Metals & Mining Index, 50%, MSCI Oil & Gas Index, 25%, MSCI Paper & Forest Index, 15%, and the MSCI Chemicals Index, 10%.

MSCI Metals & Mining Index is a global industry index for the metals and mining industry. MSCI Oil & Gas Index is a global industry index for the oil and gas industry. MSCI Paper & Forest Index is a global industry index for the paper and forest industry. MSCI Chemicals Index is a global industry index for the chemicals industry.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.83%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  1.05%
--------------------------------------------------------------------------------------------- -----------------------

* Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

----------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                    CLASS A
----------------------------------------------------------------------------------------- ---------------------------
----------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                                $107
----------------------------------------------------------------------------------------- ---------------------------
----------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                               $334
----------------------------------------------------------------------------------------- ---------------------------
----------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                               $579
----------------------------------------------------------------------------------------- ---------------------------
----------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                            $1,283
----------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Credit Suisse Commodity Securities Fund is Credit Suisse Asset Management, LLC ("Credit Suisse"), located at Eleven Madison Avenue, New York, New York 10010. Credit Suisse is a subsidiary of Credit Suisse Group AG ("CSG"). CSG's office is located at Giesshubelstrasse 30, PO Box 800, Zurich, Switzerland, CH-8070.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are Jordan Low, Andrew Karsh, and Christopher Burton.

Jordan Low, CFA, Director, is Head of the Quantitative Equities Group in Alternative Investments, and global head of research and portfolio management for quantitative equity products. Mr. Low joined Credit Suisse Group in 2005 and was the US Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to his current role, he ran live portfolios in the US, Canada, and Europe for the Credit Suisse proprietary trading accounts. He joined Credit Suisse Asset Management, LLC in February 2008. Previous to Credit Suisse, he worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 in their respective proprietary trading divisions. He managed portfolios focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds a B.S. in Computer Science, Management (Finance), Economics, and Mathematics, and a Master of Engineering in Computer Science, all from the Massachusetts Institute of Technology. Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

Christopher Burton, CFA, Director, is a Portfolio Manager and Trader for the Derivatives Team, and Co-Lead Portfolio Manager for the Total Commodity Return strategy. In this role, Mr. Burton is responsible for analyzing and implementing the team's hedging strategies, indexing strategies, and excess return strategies. Prior to joining Credit Suisse in 2005, Mr. Burton served as an Analyst and Derivatives Strategist with Putnam Investments, where from 2002 to 2005 he developed the team's analytical tools and managed their options-based yield enhancement strategies, as well as exposure management strategies. Mr. Burton earned a BS in Economics with concentrations in Finance and Accounting from the University of Pennsylvania's Wharton School of Business. Additionally, Mr. Burton holds the Chartered Financial Analyst designation and has achieved Financial Risk Manager(R) Certification through the Global Association of Risk Professionals (GARP).

Andrew B. Karsh, Director, is a Portfolio Manager and Trader for the Derivatives Team, and Co-Lead Portfolio Manager for the Total Commodity Return strategy. In this role, Mr. Karsh is responsible for analyzing and implementing the team's hedging strategies, indexing strategies, and excess return strategies. Prior to his current role, Mr. Karsh served as a Director in the Fixed Income Structuring Group within Credit Suisse's Investment Banking division where he had extensive experience structuring and executing complex transactions involving derivatives and cash securities. Prior to joining Credit Suisse in 1999, Mr. Karsh worked in Fixed Income and Derivatives trading at Santander Financial Products, and focused on U.S. Government & Mortgage Backed Securities at Bear Stearns and Co. Mr. Karsh earned a BS/BA in Finance from American University's Kogod College of Business and holds FINRA Series 3, 7 and Series 63 certifications.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/CREDIT SUISSE LONG/SHORT FUND

INVESTMENT  OBJECTIVE.   The  investment  objective  of  the  JNL/Credit  Suisse
Long/Short Fund is total return.

PRINCIPAL INVESTMENT STRATEGIES. The Fund's principal investment strategy is to employ a proprietary, quantitative multi-factor model to select an equity portfolio with long-run average total returns greater than the benchmark Standard & Poor's ("S&P") 500 Index and with investment risk similar to the S&P 500 Index. The investment strategy is quantitative in nature; the portfolio managers' discretion is used to determine the selection and importance of
factors  in  the   multi-factor   stock  selection   model.  The  Fund's  active
quantitative equity management strategy allows the portfolio simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks. The strategy employed by this Fund is a natural expansion of enhanced indexing and long/short strategies, referred to as the U.S. Equity - Short Extension Strategy. This strategy offers the portfolio management team increased flexibility to express their views on certain equities while maintaining--to a large degree--the S&P 500 Index's risk factors, such as sector and industry exposures.

The Sub-Adviser generally employs symmetric long and short stock positions around a full market exposure to the S&P 500 Index. Long positions are typically held at up to 140% of the underlying stock portfolio, and the short constraint is relaxed to a degree allowing short positions of up to 40% of the underlying stock portfolio. The portfolio, including the net short positions, therefore, maintains an expected beta of one (1.0) in relation to the S&P 500 Index while seeking to capture better performance, in the long-run, than the S&P 500 Index.

With this 140/40 approach, the Sub-Adviser pursues a performance target range of 2.0-3.5% excess return over the S&P 500 Index with a volatility range of 2.0-4.0% over or under the return of the S&P 500 Index.

The Sub-Adviser will predominantly invest in large-cap US equities. In addition, the Sub-Adviser in general will maintain characteristics - risk factor exposures, sector and industry weights, etc. - similar to those of the S&P 500 Index. The Fund may invest in securities outside of the S&P 500 Index.

INVESTMENT PROCESS

     The Sub-Adviser adheres to rigorous and disciplined portfolio construction and risk management. The strategy employs a transparent and innovative quantitative equity investment process, encompassing four steps: (1) formulation of investment views, (2) construction of expected returns, (3) portfolio optimization and implementation, and (4) performance monitoring and attribution analysis.

     The investment strategy is quantitative in nature; the portfolio managers' discretion is used to determine the selection and importance of factors in the Sub-Adviser's proprietary multi-factor stock selection model. The portfolio managers' also utilize their discretion in their selection of portfolio implementation parameters and implementation of short positions in the portfolio.

STEP 1: FORMULATING INVESTMENT VIEWS

     The Sub-Adviser utilizes five distinct factor groups - (Valuation, Profitability, Growth, Momentum, and Capital-Use & Balance Sheet Quality) to construct investment views and forecast stock returns. The selection of these factor groups was determined by the Sub-Adviser through rigorous quantitative research. Each one of the five factor groups is composed of a set of individual fundamental factors that broadly measure similar information. For example, the Valuation factor group includes measures such as price-to-earnings ratio and price-to-cash flow ratio, both of which relate information about the value (i.e. expensiveness or cheapness) of a company. The Profitability factor group includes ratios such as return on equity and return on invested capital, both of which describe a company's returns to capital, or profitability.

STEP 2: CONSTRUCTING THE EXPECTED RETURNS

     The second step of the investment process involves calculating the expected returns of individual stocks given the investment views. Expected returns are simultaneously calculated for each and every stock in the investment universe according to the following procedures: (a) scoring each stock on the basis of its attractiveness by each of the five factor groups; (b) applying a set of weights to the five scores based on each stock's unique characteristics; and (c) making a final adjustment to the expected return of each stock given the risks of each stock (i.e., integrating the risk and reward profiles of the companies by penalizing higher risk stocks and rewarding lower risk stocks). The set of expected returns constructed above reflects the portfolio managers' best estimate of the relative attractiveness of each stock in the investment universe.

STEP 3: PORTFOLIO CONSTRUCTION AND IMPLEMENTATION

     Portfolio construction and implementation is the third step of the investment process. The expected returns constructed above and the risk model are combined in an optimization software with client investment guidelines to derive the optimal portfolio. The portfolio optimization defines the Sub-Adviser's buys and sells. In general, the investment guideline or restrictions on the Short-Extension Strategy will be added as constraints in the portfolio optimization process to ensure the adherence to investment guideline. The portfolio optimization also ensures that risk characteristics of the portfolio, including sector, industry and risk index exposure, to be similar to those of benchmark and to be within that of the investment guideline.

     Portfolio implementation follows the portfolio construction. A defined trading strategy is selected and closely followed, with trade controls (post-trade analysis) and implementation based on the principles of best execution being paramount to the successful construction of the client portfolio.

STEP 4: PERFORMANCE MONITORING AND ATTRIBUTION ANALYSIS

     An extensive performance monitoring and attribution analysis process is the final step of the investment process. The performance of the five factor groups is monitored on a daily basis, as is the portfolio's exposure to those factor groups. Expected tracking error, market risk and company-specific risk components, client constraints, benchmark changes, corporate actions, and cash management are among the issues monitored and addressed on a daily basis by the portfolio management team. In addition, regular investment updates of the sources of risk of the Fund and refinements to the stock selection process are considered integral to the ongoing management of client assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        DERIVATIVES RISK
o        INDUSTRY CONCENTRATION RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK
o        PORTFOLIO TURNOVER
o        SHORT SALES RISKS
o        SMALL CAP INVESTING RISK
o        SPECULATIVE EXPOSURE RISK
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-37.68%
-------
2008

In the periods shown in the chart, the Fund's highest quarterly return was 7.56% (2nd quarter of 2007) and its lowest quarterly return was -21.56% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
---------------------------------------------------------------------------------------------- ----------------- -------------------
                                                                                                    1 year          Life of Fund*
---------------------------------------------------------------------------------------------- ----------------- -------------------
JNL/Credit Suisse Long/Short Fund (Class A)                                                        -37.68%            -18.09%
S&P 500 Index                                                                                      -37.00%            -19.22%
---------------------------------------------------------------------------------------------- ----------------- -------------------

* The Fund began operations on January 16, 2007.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee*                                                                        0.95%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses**                                                                                      0.41%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses***                                                                    0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  1.57%
--------------------------------------------------------------------------------------------- -----------------------

* The management/administrative fee has been restated to reflect that effective July 1, 2008, the fee was reduced to the level shown in the table above.

** Other expenses are based on amounts incurred during the period ended December 31, 2008. The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period were 0.26% and 0.14%, respectively. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

*** Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                               $160
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                              $496
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                              $855
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                           $1,867
---------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Credit Suisse Long/Short Fund is Credit Suisse Asset Management, LLC ("Credit Suisse"), located at Eleven Madison Avenue, New York, New York 10010. Credit Suisse is a subsidiary of Credit Suisse Group AG ("CSG"). CSG's registered office is located at Giesshubelstrasse 30, PO Box 800, Zurich, Switzerland, CH-8070.

The portfolio management group from the Credit Suisse Quantitative Equities Group manages the Fund. Mr. Jordan Low is responsible for the day-to-day management of the Fund. Mr. Low has been a portfolio manager for the Fund since February 2008.

Jordan Low, CFA, Director, is Head of the Quantitative Equities Group in Alternative Investments, and global head of research and portfolio management for quantitative equity products. Mr. Low joined Credit Suisse Group in 2005 and was the US Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to his current role, he ran live portfolios in the US, Canada, and Europe for the Credit Suisse proprietary trading accounts. He joined Credit Suisse Asset Management, LLC in February 2008. Previous to Credit Suisse, he worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 in their respective proprietary trading divisions. He managed portfolios focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds a B.S. in Computer Science, Management (Finance), Economics, and Mathematics, and a Master of Engineering in Computer Science, all from the Massachusetts Institute of Technology. Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/EAGLE CORE EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Eagle Core Equity Fund is long-term growth through capital appreciation, and secondarily, current income.

PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund seeks to invest in equity securities consisting primarily of common stocks of large U.S. companies (i.e., typically having a market capitalization over $5 billion at the time of investment) which the portfolio managers believe have the potential for growth over the intermediate and long-term. The Fund may also invest in preferred stocks and convertible securities that the portfolio managers believe may permit the Fund to achieve its investment objective. The Fund will invest in established companies that the portfolio managers determine are undervalued relative to their earnings growth prospects. The portfolio managers' strategy combines a "bottom up" research process with a relative-valuation discipline in purchasing stocks. In general, the Fund's portfolio managers seek to select securities that, at the time of purchase, typically have at least one of the following characteristics: (1) projected earnings growth rate at or above the S&P 500 Index, (2) above-average earnings quality and stability, or (3) a price-to-earnings ratio comparable to the S&P 500 Index. Although the Fund is diversified, it normally will hold a focused portfolio of stocks of fewer companies than many other diversified funds. As a temporary defensive measure because of market, economic or other conditions, the Fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. If the portfolio manager invokes this strategy, the Fund's ability to achieve its investment objective may be affected adversely.

The  Sub-Adviser  picks  stocks from the 500 largest  names in the Russell  1000
Index (by market capitalization). It focuses on securities of companies with solid fundamentals, predictable growth and reasonable valuations relative to their peers. Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses with no competitive advantage(s) are typically eliminated from consideration. This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.

The team develops an earnings model for each company in the resulting universe with each co-portfolio manager responsible for those stocks in his/her sector of expertise. The research process concentrates on determining sustainable long-term growth prospects. Finally, a team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        CONVERTIBLE SECURITIES RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        DERIVATIVES RISK
o        INDUSTRY CONCENTRATION RISK
o        LEVERAGING RISK
o        MARKET RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

23.55%     0.28%     -9.83%     -20.53%     24.54%     6.32%     3.37%     12.35%     0.59%     -39.04%
-------------------------------------------------------------------------------------------------------
1999       2000       2001       2002       2003       2004      2005      2006       2007       2008

In the periods shown in the chart, the Fund's highest quarterly return was 17.77% (4th quarter of 1999) and its lowest quarterly return was -24.10% (4th quarter of 2008)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
---------------------------------------------------------------------- --------------------- ------------------- -------------------
                                                                              1 year               5 year             10 year*
---------------------------------------------------------------------- --------------------- ------------------- -------------------
JNL/Eagle Core Equity Fund (Class A)                                         -39.04%               -5.40%              -1.76%
S&P 500 Index                                                                -37.00%               -2.19%              -1.38%
---------------------------------------------------------------------- --------------------- ------------------- -------------------

* The Fund began operations on September 16, 1996.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                          0.75%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                              0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                         0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                       0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                   0.97%
--------------------------------------------------------------------------------------------- -----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                                                    CLASS A
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
1 Year                                                                                                $99
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
3 Years                                                                                              $309
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
5 Years                                                                                              $536
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
10 Years                                                                                           $1,190
------------------------------------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Eagle Core Equity Fund is Eagle Asset Management, Inc. ("Eagle"), 880 Carillon Parkway, St. Petersburg, Florida 33716. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.

In its capacity as Sub-Adviser, Eagle supervises and manages the investment portfolio of the Fund. Eagle's Conservative Large Cap Equity team is responsible for the day-to-day management of the Large Cap Core Fund. The team is compromised of four Co-Portfolio Managers: (1) Mr. Richard Skeppstrom who is a Managing Director and joined Eagle in April 2001 after serving as Senior Portfolio Manager for Evergreen Investment Management's large cap core program for six years. Mr. Skeppstrom has primary responsibility for companies within the consumer staples, communications, financials and leisure sectors; (2) Mr. John Jordan III is a Vice President and portfolio co-manager since joining Eagle in April 2001. Prior to joining Eagle, Mr. Jordan served as Co-Portfolio Manager of Evergreen Investment Management's large cap core program for two years. Mr. Jordan covers companies within the capital goods/industrials, basic industry, consumer discretionary and communications/networking equipment sectors; (3) Mr. Craig Dauer is a Vice President and has co-portfolio management responsibilities since joining in April 2001. Prior to joining Eagle, Mr. Dauer served as Co-Portfolio Manager of Evergreen Investment Management's large cap core program for two years. Mr. Dauer is responsible for covering pharmaceuticals, medical devices, consumer staples and retailers; and (4) Mr. Robert Marshall is a Vice President since joining Eagle in September 2002. From 1995 to 2002, Mr. Marshall served as Director/Senior Vice President of equity research at Wachovia Securities for seven years. Mr. Marshall covers cyclical growth companies, technology (enterprise hardware, semiconductors, computer services and software) and brokerages.

Each portfolio manager is responsible for actively researching companies within their individual areas of expertise and uses intensive fundamental analysis to develop proprietary earnings and valuation models for each company he follows. The team applies this relative-valuation approach consistently across the portfolio every day. Initial recommendations on a course of action are made by the portfolio co-manager responsible for each sector. Buy-and-sell decisions are made in consultation with the team. As managing director, Mr. Skeppstrom ultimately authorizes all co-managers' buy-and-sell decisions.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/EAGLE SMALLCAP EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Eagle SmallCap Equity Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion. The Sub-Adviser employs a bottom-up approach to identify rapidly growing, under-researched small capitalization companies that appear to be undervalued in relation to their long-term earnings growth rate or asset value. The Sub-Adviser generally invests in companies which have accelerating earnings, reasonable valuations, strong management that participates in the ownership of the company, reasonable debt, and a high or expanding return on equity. The Fund's equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        CONVERTIBLE SECURITIES RISK
o        GROWTH INVESTING RISK
o        INVESTMENTS IN IPOS
o        LIQUIDITY RISK
o        MARKET RISK
o        SMALL CAP INVESTING RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

19.27%     -13.25%     11.00%     -22.77%     39.97%     18.80%     2.52%     20.03%     12.14%     -38.34%
-----------------------------------------------------------------------------------------------------------
1999        2000       2001        2002       2003       2004       2005      2006       2007        2008

In the periods shown in the chart, the Fund's highest quarterly return was 29.40% (2nd quarter of 1999) and its lowest quarterly return was -28.90% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
---------------------------------------------------------------------- ----------------------- ------------------ ------------------
                                                                               1 year               5 year             10 year*
---------------------------------------------------------------------- ----------------------- ------------------ ------------------
JNL/Eagle SmallCap Equity Fund (Class A)                                      -38.34%                 0.22%             2.29%
Russell 2000 Growth Index                                                     -38.54%                -2.35%            -0.76%
---------------------------------------------------------------------- ----------------------- ------------------ ------------------

* The Fund began operations on September 16, 1996. The Russell 2000 Growth Index is a style specific index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                            0.82%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                                0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                           0.01%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                         0.01%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                     1.04%
------------------------------------------------------------------------------------------------ --------------------

*Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                                      CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                                  $106
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                                 $331
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                                 $574
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                              $1,271
--------------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

OTHER INVESTMENTS. The Fund may also invest in American Depositary Receipts of foreign issuers, U.S. government securities, repurchase agreements and other short-term money market instruments which may diminish returns.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Eagle SmallCap Equity Fund is Eagle Asset Management, Inc. ("Eagle"), 880 Carillon Parkway, St. Petersburg, Florida 33716. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc.

Bert L. Boksen, a Senior Vice President, Managing Director and Portfolio Manager of Eagle, and Eric Mintz, CFA, an Assistant Portfolio Manager of Eagle, are responsible for the day-to-day management of the Fund. Mr. Boksen joined Eagle in April 1995 as a Senior Vice President and has portfolio management responsibilities for its small cap equity accounts. He was appointed a Managing Director in June 1999. Prior to joining Eagle, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee. Mr. Boksen has had responsibility for the day-to-day management of the Fund since the inception of the Fund. As portfolio manager, Mr. Boksen dedicates the majority of his time to investment research and portfolio management and acts as a generalist, covering a variety of different issues. The research analysts and portfolio manager are responsible for performing in-depth fundamental research for the portfolio. Mr. Boksen relies upon a team of research analysts for in-depth company information. The research analysts are specialists, assigned to specific industries. Team members meet on a daily basis to discuss investment candidates, as well as securities in the portfolio. Mr. Boksen retains final authority for all buy-and-sell decisions.

Mr. Mintz has been Assistant Portfolio Manager since 2008 and Senior Research Analyst at Eagle since 2005. Mr. Mintz joined Eagle in 2005 as a Senior Research Analyst and brings 12 years of investment experience as an analyst and research associate. Mr. Mintz assists Mr. Boksen in the responsibilities of managing the Fund. Mr. Mintz does not have individual discretion over the assets of the Fund. Previously, Mr. Mintz served as Vice President of equity research for the Oakmont Corporation from 1999 to 2005.He holds a B.A. in economics from Washington and Lee University and earned his M.B.A. from the University of Southern California. Mr. Mintz received his Chartered Financial Analyst designation in 2000.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Franklin Templeton Founding Strategy Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund's assets are invested in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

The Fund seeks to achieve its objective by making allocations (approximately 33 1/3%) of its assets and cash flows among the following three Underlying Funds:

o        JNL/Franklin Templeton Income Fund*;
o        JNL/Franklin Templeton Global Growth Fund*; and
o        JNL/Franklin Templeton Mutual Shares Fund*.

* The investment policies of the Underlying Funds are described elsewhere in this prospectus.

The investment results of the Underlying Funds will vary. As a result, the pre-determined percentage allocations to the Underlying Funds will be monitored daily by the Fund's Adviser. The Fund's allocations to the Underlying Funds may be rebalanced when the actual allocations to the Underlying Funds approaches plus or minus 3% of the predetermined allocation percentages. The Fund seeks to maintain the pre-determined allocation percentages among the Underlying Funds and may invest new cash flows to, or process redemptions from, one or more of the Underlying Funds at the discretion of the Adviser. Further, the performance and income distributions of the Fund may differ from the performance and income distributions of the Underlying Funds, as a result of the variations in the Fund's allocations. Please see the disclosure for the Underlying Funds for their respective principal investment strategies and risks.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance (and the performance of the Underlying Funds), such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        GROWTH INVESTING RISK
o        INTEREST RATE RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK
o        RISK ARBITRAGE SECURITIES AND DISTRESSED COMPANIES
o        SMALL CAP INVESTING RISK
o        UNDERLYING FUNDS RISK
o        U.S. GOVERNMENT SECURITIES RISK
o        VALUE INVESTING RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-36.13%
-------
2008

In the periods shown in the chart, the Fund's highest quarterly return was 4.55% (2nd quarter of 2007) and its lowest quarterly return was -18.94% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------------------- ------------------ -------------------
                                                                                                   1 year           Life of Fund*
--------------------------------------------------------------------------------------------- ------------------ -------------------
JNL/Franklin Templeton Founding Strategy Fund (Class A)                                             -36.13%           -20.07%
S&P 500 Index                                                                                       -37.00%           -19.22%
MSCI World Index                                                                                    -40.71%           -20.13%
--------------------------------------------------------------------------------------------- ------------------ -------------------

* The Fund began operations on January 16, 2007.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The MSCI World Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES * (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.05%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      1.07%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  1.13%
--------------------------------------------------------------------------------------------- -----------------------

* Because the Fund invests in the JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Global Growth Fund, and the JNL/Franklin Templeton Mutual Shares Fund, the Fund indirectly bears its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the allocations to the Underlying Funds during the period ended December 31, 2008. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                               $115
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                              $359
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                              $622
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                           $1,375
---------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE ADVISER AND PORTFOLIO MANAGEMENT. The allocations for the JNL/Franklin Templeton Founding Strategy Fund are made by Jackson National Asset Management, LLC ("JNAM"). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM currently manages approximately $25 billion in assets. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Fund is managed on a team basis. Daniel W. Koors has primary responsibility for the day-to-day management of the Fund's portfolio, and is assisted by Lynn
M. Mouser.

Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust. Mr. Koors has been a manager of the Fund since its inception. Mr. Koors has been associated with JNAM and/or its affiliates since August 2006. Mr. Koors was elected Senior Vice President in January 2009 and Chief Financial Officer of JNAM in January 2007. In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006. Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.

Ms. Mouser has been the Director of Separate Account and Transfer Agent Operations at JNAM since July 2008, and was a Director from August 2005 through July 2008. Ms. Mouser has worked processing Fund transactions since the inception of the Fund. Ms. Mouser joined JNAM in July 2003 as a Supervisor, Separate Account Operations. Prior to July 2003, Ms. Mouser was a Senior Auditor at Ernst & Young from May 2002 through July 2003.

Both Mr. Koors and Ms. Mouser review the allocations made to the Fund and the application of the investment strategy. Mr. Koors and Ms. Mouser play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Franklin Templeton Global Growth Fund is long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.

An equity security or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company's business, any income paid to shareholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Fund also invests in depositary receipts. These are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

In addition to the Fund's main investments, depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally to pay interest to the holder. Bonds, notes and debentures are examples of debt securities. In order to increase income to the Fund, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

The Fund may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the Fund's total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment). With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for this Fund, the Sub-Adviser applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Sub-Adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        CONVERTIBLE SECURITIES RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        INTEREST RATE RISK
o        LEVERAGING RISK
o        MARKET RISK
o        U.S. GOVERNMENT SECURITIES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-40.72%
-------
2008

In the periods shown in the chart, the Fund's highest quarterly return was 6.42% (2nd quarter of 2007) and its lowest quarterly return was -21.36% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
---------------------------------------------------------------------------------------------- ------------------ ------------------
                                                                                                    1 year           Life of Fund*
---------------------------------------------------------------------------------------------- ------------------ ------------------
JNL/Franklin Templeton Global Growth Fund (Class A)                                                  -40.72%            -23.16%
MSCI World Index                                                                                     -40.71%            -20.13%
---------------------------------------------------------------------------------------------- ------------------ ------------------

* The Fund began operations on January 16, 2007. The MSCI World Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.90%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  1.12%
--------------------------------------------------------------------------------------------- -----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                               $114
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                              $356
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                              $617
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                           $1,363
---------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques. These securities and techniques may subject the Fund to additional risks.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Franklin Templeton Global Growth Fund is Templeton Global Advisors Limited ("Global Advisors"), Lyford Cay, Nassau, Bahamas. Together, Global Advisors and its affiliates manage over $416.2 billion in assets as of December 31, 2008.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o Cindy L. Sweeting, CFA (PRESIDENT OF GLOBAL ADVISORS) has been a manager of the Fund since December 2007. Ms. Sweeting is director of portfolio management for the Templeton Global Equity Group, and lead portfolio manager of Templeton Growth Fund, Inc. and the European based Templeton Growth Fund. She also has portfolio management responsibility for institutional separate account relationships with both global and international mandates. Ms. Sweeting has 25 years of experience in the investment industry. She joined Franklin Templeton Investments in Templeton's Nassau office in 1997, and most recently served as director of research for the Templeton Global Equity Group, before assuming her current responsibilities. Ms. Sweeting graduated summa cum laude from Georgetown University, where she earned her B.S. in business administration with a concentration in finance. She has served as vice president of the board of directors for the International Society of Financial Analysts ("ISFA"), which has now merged with the CFA Institute. She was a founding member and past president of the Bahamas Chapter of ISFA. Ms. Sweeting is a Chartered Financial Analyst ("CFA") Charterholder.

     o Tucker Scott, CFA (EXECUTIVE VICE PRESIDENT) has been a manager of the Fund since October 2007. Mr. Scott joined the Templeton organization in 1996 and currently has responsibility for institutional and retail accounts. Mr. Scott has global research responsibilities for paper and forest products, commercial services and supplies, Switzerland and Austria, as well as small cap capital goods. Mr. Scott earned his B.A. in history from the University of Virginia and a M.B.A. from the Amos Tuck School of Business at Dartmouth College. Mr. Scott is a Chartered Financial Analyst and member of the CFA Institute.

     o Lisa F. Myers, CFA (VICE PRESIDENT OF GLOBAL ADVISORS) has been a manager of the Fund since its inception. Ms. Myers is the lead equity portfolio manager of Templeton Growth Fund. Ms. Myers also manages institutional separate accounts with international and global mandates. She is the coordinator of the global consumer team and has direct research responsibility for the global retail and textile and apparel industries. She joined Franklin Templeton Investments in 1996. Ms. Myers earned her B.A. from the University of Pennsylvania and her J.D. from Georgetown University, where she also taught legal research and writing. Ms. Myers is a Chartered Financial Analyst (CFA) Charterholder and is a member of the CFA Institute.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled "More About the Funds".

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/FRANKLIN TEMPLETON INCOME FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Franklin Templeton Income Fund is to maximize income while maintaining prospects for capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.

Debt securities represent an obligation of the issuer to repay a loan of money to it and generally provide for the payment of interest. These include bonds, notes and debentures. An equity security, or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company's business and the value of its assets, as well as general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.

The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's ("S&P(R)") and Moody's Investors Service ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Fund's manager to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest in debt securities regardless of their rating or in securities that are unrated, including up to 5% of its assets in securities that are in default at the time of purchase.

The Fund may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company.

The Fund's manager searches for securities it deems to be undervalued or out-of-favor securities and believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the Fund's portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the manager considers a variety of factors, including the following:

     o    Management strength, experience and track record;

     o Responsiveness to changes in interest rates and business conditions; o Debt maturity schedules and borrowing requirements;

     o The company's changing financial condition and market recognition of the change; and

     o A security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects.

When the Sub-Adviser believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations repurchase agreements, money market fund shares and other money market instruments. The Sub-Adviser also may invest these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

While the Fund does not concentrate in any one industry, it may make significant investments in the utilities, healthcare, and financial services sectors.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        CONVERTIBLE SECURITIES RISK
o        CREDIT RISK
o        CURRENCY RISK
o        FOREIGN SECURITIES RISK
o        HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
o        INTEREST RATE RISK
o        LEVERAGING RISK
o        LOANS RISK
o        MARKET RISK
o        SECTOR RISK
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS
o        U.S. GOVERNMENT SECURITIES RISK
o        VALUE INVESTING RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

1.85%     -29.74%
-----------------
2007       2008

In the periods shown in the chart, the Fund's highest quarterly return was 4.86% (4th quarter of 2006) and its lowest quarterly return was -14.65% (3rd quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
------------------------------------------------------------------------------------------ ----------------------- -----------------
                                                                                                   1 year            Life of Fund*
------------------------------------------------------------------------------------------ ----------------------- -----------------
JNL/Franklin Templeton Income Fund (Class A)                                                      -29.74%                -8.63%
S&P 500 Index                                                                                     -37.00%               -11.16%
Barclays Capital U.S. Aggregate Bond Index                                                          5.24%                 6.53%
------------------------------------------------------------------------------------------ ----------------------- -----------------

* The Fund began operations on May 1, 2006.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Barclays Capital U.S. Aggregate Bond Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           0.79%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.01%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                        0.01%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    1.01%
------------------------------------------------------------------------------------------------ --------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $103
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $322
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $558
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                          $1,236
---------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Franklin Templeton Income Fund is Franklin Advisers, Inc. ("Franklin Advisers"), One Franklin Parkway, San Mateo, California 94403-1906. Together, Franklin Advisers and its affiliates manage over $416.2 billion in assets as of December 31, 2008.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o Edward D. Perks, CFA (VICE PRESIDENT OF FRANKLIN ADVISERS) has been a manager of the Fund since its inception and joined Franklin Templeton Investments in 1992.

     o Charles B. Johnson (CHAIRMAN OF THE BOARD OF FRANKLIN ADVISERS) has been a manager of the Fund since its inception and joined Franklin Templeton Investments in 1957.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled "More About the Funds".

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND

INVESTMENT  OBJECTIVE.  The investment  objective of the JNL/Franklin  Templeton
Mutual  Shares  Fund  is  capital   appreciation,   which  may  occasionally  be
short-term, and secondarily, income.

PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund invests mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). However as a general rule, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion in smaller companies.

The Fund intends to invest up to 35% of its assets in foreign securities, including securities of companies in emerging markets. In addition, from time to time, the Fund may use forward foreign currency exchange contracts to hedge against currency risks when the Sub-Adviser believes it would be advantageous to the Fund to do so. The Fund may invest in fixed-income securities, including, high-yield bonds and unrated securities. The Fund may also invest in illiquid securities and securities with a limited trading market.

The Fund invests primarily in securities of companies that the Sub-Adviser believes are trading at a discount to their intrinsic value. To a lesser extent, the Fund also invests in risk arbitrage securities (securities of companies involved in restructuring or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company) and securities of distressed companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy. While the Fund generally purchases securities for investment purposes, the Sub-Adviser also may seek to influence or control management, or invest in other companies that do so, when the Sub-Adviser believes the Fund may benefit.

When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security. The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event. The Fund's investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.

The Sub-Adviser employs a research driven, fundamental value strategy. In choosing equity investments, the Sub-Adviser focuses on the market price of a company's securities relative to the Sub-Adviser's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Sub-Adviser's own analysis of the security's intrinsic value rather than coupon rate or rating of the security.

The Sub-Adviser may keep a portion, which may be significant at times, of the Fund's assets in cash or invested in high-quality short-term, money market instruments, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund's investment criteria exist or that it may otherwise be necessary to maintain liquidity.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        DERIVATIVES RISK
o        FOREIGN SECURITIES RISK
o        HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
o        LIQUIDITY RISK
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK
o        RISK ARBITRAGE SECURITIES AND DISTRESSED COMPANIES RISK
o        SHORT SALES RISKS
o        SMALL CAP INVESTING RISK
o        U.S. GOVERNMENT SECURITIES RISK
o        VALUE INVESTING RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-37.90%
-------
2008

In the periods shown in the chart, the Fund's highest quarterly return was 5.45% (2nd quarter 2007) and its lowest quarterly return was -21.63% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
---------------------------------------------------------------------------------------------- ----------------- -------------------
                                                                                                    1 year          Life of Fund*
---------------------------------------------------------------------------------------------- ----------------- -------------------
JNL/Franklin Templeton Mutual Shares Fund (Class A)                                                  -37.90%            -21.48%
S&P 500 Index                                                                                        -37.00%            -19.22%
---------------------------------------------------------------------------------------------- ----------------- -------------------

* The Fund began operations on January 16, 2007.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.85%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.03%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  1.09%
--------------------------------------------------------------------------------------------- -----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                               $111
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                              $347
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                              $601
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                           $1,329
---------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Franklin Templeton Mutual Shares Fund is Franklin Mutual Advisers, LLC ("Franklin Mutual"), 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078. Together, Franklin Mutual and its affiliates manage over $416.2 billion in assets as of December 31, 2008.

The following individuals are jointly responsible for the day-to-day management of the Fund. The portfolio manager for the Fund has primary responsibility for the investments of the Fund and has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which a portfolio manager may perform these functions, and the nature of these functions, may change from time to time. The assistant portfolio managers provide research and advice on the purchases and sales of individual securities and portfolio risk assessment. Mr. Langerman and Mr. Segal are co-portfolio managers for the Fund and Ms. Turner is an assistant portfolio manager for the Fund.

     o Peter A. Langerman (PRESIDENT AND CHIEF EXECUTIVE OFFICER OF FRANKLIN MUTUAL) has been a manager of the Fund since its inception. He rejoined Franklin Templeton Investments, an affiliate of Franklin Mutual in 2005. He originally joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and portfolio manager, before leaving in 2002 and serving as director of New Jersey's Division of Investment, overseeing employee pension funds. Mr. Langerman graduated magna cum laude from Yale University, earning his B.A. in Russian studies. He holds a Master's degree in Accounting from New York University Graduate School of Business and received his Juris Doctor from Stanford University Law School.

     o Deborah A. Turner, CFA (PORTFOLIO MANAGER OF FRANKLIN MUTUAL) has been a manager of the Fund since its inception. Ms. Turner has been an assistant portfolio manager since 2001. Prior to that she was an Analyst from 1996 to 2001. She joined Franklin Templeton Investments in 1996. From 1993 to 1996, Ms. Turner was employed at Heine Securities Corporation as an Analyst. Ms. Turner has more than 13 years of experience in the investment management industry. Ms. Turner earned her B.A. in Economics from Vassar College. She is a Chartered Financial Analyst (CFA) Charterholder.

     o F. David Segal, CFA (PORTFOLIO MANAGER OF FRANKLIN MUTUAL) has been a manager of the Fund since its inception. He is an analyst for Franklin Mutual Advisers specializing in the autos and auto parts, paper and forest products and special situations. He joined Franklin Templeton Investments in 2002. Previously, Mr. Segal was an analyst in the Structured Finance Group of MetLife from 1999 to 2002. He has 13 years of experience in the financial services industry. Mr. Segal earned his B.A. from the University of Michigan, Ann Arbor and an M.B.A. from New York University's Stern School of Business. He is a Chartered Financial Analyst (CFA) Charterholder. Mr. Segal is a member of the New York Society of Security Analysts.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts that they manage and their ownership of Fund shares.

For information on regulatory and litigation matters, please see the section entitled "More About the Funds".

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Franklin Templeton Small Cap Value Fund is long-term total return.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small capitalization companies. Small capitalization companies are companies with market capitalizations (the market value of a company's outstanding stock) under $3.5 billion at the time of purchase.

The Fund invests in equity securities that the Fund's manager believes are currently undervalued and have the potential for capital appreciation. Common stocks, preferred stocks, and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities. In choosing investments that are undervalued, the Fund's manager focuses on companies that have one or more of the following characteristics:

     o Stock prices that are low relative to current, or historical or future earnings, book value, cash flow, or sales - all relative to the market, a company's industry or a company's earnings growth;

     o Recent sharp price declines (fallen angels) but still have growth potential in the manager's opinion; or

     o Valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

A stock price is undervalued, or a "value" when it is less than the price at which the manager believes it would trade if the market reflected all factors relating to the company's worth. The manager may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) or cyclical downturns.

In addition to price, the Fund, in choosing an investment may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products. Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.

The small capitalization companies in which the Fund invests have market capitalizations (share price times the number of shares of common stock outstanding) under $3.5 billion at the time of the Fund's investment (sometimes called "small cap"). The Fund currently intends to limit its investments in foreign securities to no more than 15% of its total assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        CONVERTIBLE SECURITIES RISK
o        CURRENCY RISK
o        CYCLICAL OPPORTUNITIES RISK
o        FOREIGN SECURITIES RISK
o        INDUSTRY CONCENTRATION RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK
o        SMALL CAP INVESTING RISK
o        VALUE INVESTING RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

17.71%     -6.14%     -33.23%
-----------------------------
2006        2007       2008


In the periods shown in the chart, the Fund's highest quarterly return was 12.69% (1st quarter of 2006) and its lowest quarterly return was -29.32% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
-------------------------------------------------------------------------------------------- -------------------- ------------------
                                                                                                   1 year            Life of Fund*
-------------------------------------------------------------------------------------------- -------------------- ------------------
JNL/Franklin Templeton Small Cap Value Fund (Class A)                                              -33.23%              -5.46%
Russell 2500TM Value Index                                                                         -31.99%              -3.82%
-------------------------------------------------------------------------------------------- -------------------- ------------------

* The Fund began operations on May 2, 2005.
The Russell 2500TM Value Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           0.95%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.01%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                        0.01%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    1.17%
------------------------------------------------------------------------------------------------ --------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $119
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $372
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $644
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                          $1,420
---------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks include:

o        INTEREST RATE RISK
o        SECTOR RISK
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Franklin Templeton Small Cap Value Fund is Franklin Advisory Services, LLC ("Advisory Services"), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024. Together Advisory Services and its affiliates manage over $416.2 billion in assets as of December 31, 2008.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o William J. Lippman (PRESIDENT OF ADVISORY SERVICES) has been President of the Fund since inception and has more than 30 years experience in the securities industry. He joined Franklin Templeton Investments in 1988.

     o Bruce C. Baughman, CPA (SENIOR VICE PRESIDENT OF ADVISORY SERVICES), has been a manager of the Fund since inception. He joined Franklin Templeton Investments in 1988.

     o Margaret McGee (VICE PRESIDENT OF ADVISORY SERVICES) has been a manager of the Fund since inception. She joined Franklin Templeton Investments in 1988.

     o Donald G. Taylor, CPA (SENIOR VICE PRESIDENT OF ADVISORY SERVICES), has been a manager of the Rising Dividends Fund and Small Cap Value Fund since 1996. He joined Franklin Templeton Investments in 1996.

     o Y. Dogan Sahin, CFA (PORTFOLIO MANAGER OF ADVISORY SERVICES), has been a portfolio manager of the Franklin Small Cap Value Fund since June 2007. Mr. Sahin is also a part of a research team for other funds managed by Franklin Advisory Services. He joined Franklin Templeton Investments in 2001. Prior to his current position, Mr. Sahin was a research analyst in Franklin's San Mateo, California office, where he provided industry-specific equity research of specialty retail companies. Mr. Sahin earned a B.A. in chemistry and biology from Carleton College and an M.A. in molecular and cell biology from U.C. Berkeley. He is a Chartered Financial Analyst (CFA) Charterholder.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled "More About the Funds".

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/GOLDMAN SACHS CORE PLUS BOND FUND

INVESTMENT OBJECTIVE. The primary investment objective of the JNL/Goldman Sachs Core Plus Bond Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments. The Sub-Adviser has broad discretion to invest the Fund's assets among certain segments of the fixed-income market, primarily U.S. investment-grade bonds, high-yield corporate debt securities (securities rated BB- or below by one nationally recognized statistical ratings organization or, if unrated, determined by the Sub-Adviser to be of comparable quality) (commonly referred to as "junk bonds"), emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar. These segments include U.S. government securities and mortgage- and other asset-backed securities (including interest-only or principal-only securities), as well as debt obligations issued or guaranteed by a foreign government or supranational organization. The Fund may also engage in forward foreign currency transactions for both speculative and hedging purposes. The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities. For purposes of this 75% constraint, the Fund will not deem a security to be non-investment grade if one NRSRO rates the security as investment grade.

The Sub-Adviser uses duration management as a fundamental part of the management for this Fund. Generally, the Sub-Adviser expects to track the duration of the Barclays Capital U.S. Aggregate Bond Index (plus or minus 1.5 years) although the securities held may have short, intermediate, and long terms to maturity. The Fund's average duration will not likely exceed 6 years. Duration is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity and call features. It's often used to measure the potential volatility of a bond's price, and is considered a more accurate measure than maturity of a bond's sensitivity to changes in market interest rates.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
o        INTEREST RATE RISK
o        LEVERAGING RISK
o        MARKET RISK
o        MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
o        PORTFOLIO TURNOVER
o        PREPAYMENT RISK
o        U.S. GOVERNMENT SECURITIES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

As of May 1, 2006, Western Asset Management Company replaced Salomon Brothers Asset Management Inc. as the Sub-Adviser for the Fund. Performance shown for the period prior to May 1, 2006 reflects the results achieved by the prior Sub-Adviser.

As of April 30, 2007, Goldman Sachs Asset Management, L.P. ("GSAM(R)") replaced Western Asset Management Company as the Sub-Adviser for the Fund. Performance shown for the period prior to April 30, 2007 reflects the results achieved by the prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

1.87%     7.28%     6.71%     8.38%     13.53%     6.91%     2.62%     4.77%     6.91%     -5.17%
-------------------------------------------------------------------------------------------------
1999      2000      2001      2002      2003       2004      2005      2006      2007       2008

In the periods shown in the chart, the Fund's highest quarterly return was 5.88% (2nd quarter of 2003) and its lowest quarterly return was -2.81% (3rd quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
---------------------------------------------------------------------------------- ---------------- ------------- ------------------
                                                                                       1 year          5 year          10 year*
---------------------------------------------------------------------------------- ---------------- ------------- ------------------
JNL/Goldman Sachs Core Plus Bond Fund (Class A)                                         -5.17%          3.10%          5.27%
Barclays Capital U.S. Aggregate Bond Index                                               5.24%          4.65%          5.63%
---------------------------------------------------------------------------------- ---------------- ------------- ------------------

* The Fund began operations on May 15, 1995.

The Barclays Capital U.S. Aggregate Bond Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS A
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           0.69%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                               0.20%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          0.01%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                        0.01%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    0.91%
----------------------------------------------------------------------------------------------- ---------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                     CLASS A
------------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                                $93
------------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                              $290
------------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                              $504
------------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                           $1,120
------------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Goldman Sachs Core Plus Bond Fund is GSAM, 32 Old Slip, New York, New York 10005. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"). As of December 31, 2008, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $690.7 billion (including seed capital and excluding assets under supervision).

In connection with GSAM's service as sub-adviser to the Fund, Goldman Sachs Asset Management International ("GSAMI") will implement and manage certain country and currency strategies of the Fund. The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies. GSAMI is not compensated by the Trust. GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs. GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

The Fund is managed on a team basis. The individual members of the team, who are assisted by the U.S. and Global Fixed Income-Investment Management Team ("U.S. Fixed Income Team"), and are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o James B. Clark (MANAGING DIRECTOR, CO-HEAD U.S. FIXED INCOME TEAM) joined GSAM as a portfolio manager for the U.S. Fixed Income Team in 1994 after working as an investment manager in the mortgage-backed securities group at the Travelers Insurance Co. Prior to becoming co-head of the US Fixed Income Team, Mr. Clark headed the portfolio management group specializing in mortgage-backed and asset-backed securities.

     o Jonathan A. Beinner (MANAGING DIRECTOR, CHIEF INVESTMENT OFFICER - CO-HEAD OF US AND GLOBAL FIXED) joined GSAM in 1990 and is responsible for overseeing over $270 billion in fixed income and money market assets - including multi-sector portfolios, single-sector portfolios, and fixed income hedge funds. Mr. Beinner assumed managerial oversight for U.S. Fixed Income, High Yield, and Global Fixed Income and Currency in 2001. Mr. Beinner joined Asset Management in 1990 as a mortgage-backed specialist on the US Fixed Income team. Mr. Beinner headed up the Mortgage team in 1994, and 3 years later became the Co-Head of US Fixed Income. Mr. Beinner became a Managing Director in 1997. Mr. Beinner received two B.S. degrees from the University of Pennsylvania in 1988.

     o Thomas Kenny (MANAGING DIRECTOR, CO-HEAD OF US AND GLOBAL FIXED INCOME) is Co-Head of Goldman Sachs Asset Management's Global Cash and Fixed Income Portfolio team. Prior to taking on this role, he was Head of the Municipal Bond Portfolio Management team. He joined the firm in 1999 as a senior portfolio manager. Previously, he spent 13 years at Franklin Templeton where he was a portfolio manager of high yield municipal funds, Director of Municipal Research and Director of the Municipal Bond Department. He received a B.A. in Business Economics from the University of California, Santa Barbara, and a M.S. in Finance from Golden Gate University in San Francisco. Mr. Kenny also received the Chartered Financial Analyst designation.

     o Michael Swell (MANAGING DIRECTOR, CO-HEAD OF US FIXED INCOME, US AND GLOBAL FIXED INCOME) joined GSAM in 2007 as a Managing Director and Head of Structured Products. Mr. Swell is directly responsible for creating structured product asset management vehicles across the spectrum of Fixed Income products and managing opportunistic/alternative portfolios. Prior to joining GSAM, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey's Fixed Income Sales & Trading division. Prior to joining Friedman, Billings & Ramsey, Mr. Swell was the Vice President in charge of Freddie Mac's Securities Sales and Trading Group, Freddie Mac's in-house MBS broker dealer. Mr. Swell has a BA in Politics and Economics from Brandeis University, a General Course Degree from the London School of Economics and a MA in International Economics and Finance from the Lemberg School at Brandeis University.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Goldman Sachs Emerging Markets Debt Fund is a high level of total return consisting of income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure. Sovereign debt in this Prospectus consists of fixed income securities issued by a national government within a given country denominated in the currency of that country, as well as, debt denominated in U.S. dollars (sometimes referred to as "Brady Bonds"), and may also include nominal and real inflation-linked securities. Currency investments, particularly longer-dated forward contracts, provide the Fund with currency and interest rate exposure similar to investments in sovereign and corporate debt.

The Sub-Adviser may consider, but is not bound by, classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, emerging countries include, among others, most African, Asian, Eastern European, Middle Eastern, South and Central American nations. The Sub-Adviser currently intends that the Fund's investment focus will be in the following emerging countries: Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Dominican Republic, Egypt, Estonia, Ghana, Hong Kong, Hungary, India, Indonesia, Kazakstan, Kenya, Latvia, Lithuania, Malawi, Malaysia, Mauritius, Mexico, Nigeria, Peru, the Philippines, Poland, Romania, Russia, Serbia, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Tanzania, Thailand, Turkey, Uganda, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia, as well as other emerging countries to the extent that foreign investors are permitted by applicable law to make such investments.

The Fund may invest in all types of emerging country fixed income securities, including the following:

     - Brady bonds (Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan) and other debt issued by governments, their agencies and instrumentalities, or by their central banks;

     - Interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers;

     - Fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper);

     -    Loan participations; and/or

     -    Repurchase agreements with respect to the foregoing.

Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated. Non-investment grade fixed income securities (commonly known as "junk bonds") tend to offer higher yields than higher-rated securities with similar maturities. Non-investment grade securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than more highly rated securities. The Fund may purchase the securities of issuers that are in default.

Moreover, to the extent the Fund invests in corporate or other privately issued debt obligations, many of the issuers of such obligations will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Although a majority of the Fund's assets will be denominated in non-U.S. Dollars, the Fund may invest in securities denominated in the U.S. Dollar.

Additionally, the Fund intends to use structured securities or derivatives, including but not limited to credit linked notes, financial future contracts, forward contracts and swap contracts, to gain exposure to certain countries or currencies.

Currently, the Sub-Adviser's emerging markets debt strategy invests significantly in emerging market sovereign issues. As such, country selection is believed to be the most important factor in the portfolio construction process. The Sub-Adviser evaluates macro developments and assesses the net flows within countries. The next most important factor is security selection.

Analysis of emerging market debt involves an understanding of the finances, political events, and macroeconomic condition of a country. The Sub-Adviser's research analysts analyze the "balance sheets" of the countries they follow. This may include evaluating factors such as balance of payments, tax revenues, and external and domestic debt. They also assess macroeconomic measures, which may include inflation, interest rates, growth prospects and monetary policy. For some emerging market debt countries, politics is the key driver of performance. As a result, the Sub-Adviser's research analysts may spend a significant portion of their time following the political developments of the countries they cover.

Fundamental analysis is combined with valuation techniques to determine relative values of securities. Although the Sub-Adviser may believe a security is attractive from a fundamental point of view, the Sub-Adviser may not believe the price is attractive relative to other credits. As a result, even if the Sub-Adviser likes a security's fundamentals, the Sub-Adviser may not invest in it due to its valuation. Likewise, the Sub-Adviser may believe that a certain security's fundamentals are less positive but may invest in the security because the Sub-Adviser believes the yield offers significant compensation for the additional risk.

The Fund is "non-diversified" under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than "diversified" mutual funds. Therefore, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        CONVERTIBLE SECURITIES RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKET RISK
o        FOREIGN SECURITIES RISK
o        HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
o        INTEREST RATE RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        NON-DIVERSIFICATION RISK
o        PREPAYMENT RISK
o        SMALL CAP INVESTING RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Performance of the Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for this Fund has not been included because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                          0.90%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                              0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         0.01%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                       0.07%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                   1.18%
---------------------------------------------------------------------------------------------- ----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                     CLASS A
------------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                                $120
------------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                               $375
------------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                               $649
------------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                            $1,432
------------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The Fund may invest in the aggregate up to 20% of its net assets in investments other than emerging country fixed income securities, currency investments and related derivatives, including (without limitation) emerging country equity securities and both equity securities and fixed income securities, such as government, corporate and bank debt obligations, of developed country issuers.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Goldman Sachs Emerging Markets Debt Fund is Goldman Sachs Asset Management, L.P. ("GSAM"), 32 Old Slip, New York, New York 10005. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"). As of December 31, 2008, GSAM, including its investment advisory affiliates, had assets under management of $690.7 billion (including seed capital and excluding assets under supervision).

In connection with GSAM's service as sub-adviser to the Fund, Goldman Sachs Asset Management International ("GSAMI") will implement and manage certain country and currency strategies of the Fund. The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies. GSAMI is not compensated by the Trust for these services. GSAM, together with GSAMI and its other affiliates, determine the compensation, if any, for intercompany servicing arrangements of this sort. GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs. GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o Samuel Finkelstein (MANAGING DIRECTOR, LEAD PORTFOLIO MANAGER, HEAD OF EMERGING MARKETS DEBT AND FUNDAMENTAL CURRENCY). Mr. Finkelstein joined the sub-adviser in 1997. Prior to joining the emerging market team in 2000, he worked in the fixed income risk and strategy group where he constructed portfolios and monitored risk exposure. Prior to that, he worked for one year as a foreign currency trader at the Union Bank of Switzerland.

     o Ricardo Penfold (VICE PRESIDENT, PORTFOLIO MANAGER). Mr. Penfold joined the sub-adviser in 2000. Prior to that he was Head of Research and Economics in Venezuela for Santander Investments and Banco Santander Central Hispano for four years.

     o Owi Ruivivar, Ph.D. (VICE PRESIDENT, PORTFOLIO MANAGER). Ms. Ruivivar joined the sub-adviser in 2002. Prior to joining, she worked for five years at BNP Paribas where for her two years there she headed global emerging markets debt strategy. Before joining the finance industry in 1997 she worked in economics research at the International Monetary Fund, and at various other international development institutions.

     o Jonathan A. Beinner (MANAGING DIRECTOR, CHIEF INVESTMENT OFFICER - CO-HEAD OF US AND GLOBAL FIXED) joined GSAM in 1990 and is responsible for overseeing over $270 billion in fixed income and money market assets - including multi-sector portfolios, single-sector portfolios, and fixed income hedge funds. Mr. Beinner assumed managerial oversight for U.S. Fixed Income, High Yield, and Global Fixed Income and Currency in 2001. Mr. Beinner joined Asset Management in 1990 as a mortgage-backed specialist on the US Fixed Income team. Mr. Beinner headed up the Mortgage team in 1994, and 3 years later became the Co-Head of US Fixed Income. Mr. Beinner became a Managing Director in 1997. Mr. Beinner received two B.S. degrees from the University of Pennsylvania in 1988.

     o Thomas Kenny (MANAGING DIRECTOR, CO-HEAD OF US AND GLOBAL FIXED INCOME) is Co-Head of Goldman Sachs Asset Management's Global Cash and Fixed Income Portfolio team. Prior to taking on this role, he was Head of the Municipal Bond Portfolio Management team. He joined the firm in 1999 as a senior portfolio manager. Previously, he spent 13 years at Franklin Templeton where he was a portfolio manager of high yield municipal funds, Director of Municipal Research and Director of the Municipal Bond Department. He received a B.A. in Business Economics from the University of California, Santa Barbara, and a M.S. in Finance from Golden Gate University in San Francisco. Mr. Kenny also received the Chartered Financial Analyst designation.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/GOLDMAN SACHS MID CAP VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Goldman Sachs Mid Cap Value Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of market capitalization of companies constituting the Russell MidCap(R) Value Index at the time of the investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell MidCap(R) Value Index is currently between $66 million and $13.8 billion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may also invest in derivatives.

The Fund may invest in the aggregate up to 20% of its net assets in companies with public stock market capitalizations outside the range of companies constituting the Russell MidCap(R) Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        INTEREST RATE RISK
o        LEVERAGING RISK
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK
o        VALUE INVESTING RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

15.73%     2.80%     -36.09%
----------------------------
2006       2007       2008

In the periods shown in the chart, the Fund's highest quarterly return was 8.40% (4th quarter of 2006) and its lowest quarterly return was -23.79% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
------------------------------------------------------------------------------------------ -------------------- --------------------
                                                                                                 1 year            Life of Fund*
------------------------------------------------------------------------------------------ -------------------- --------------------
JNL/Goldman Sachs Mid Cap Value Fund (Class A)                                                   -36.09%              -3.84%
Russell MidCap Value Index                                                                       -38.44%              -4.70%
------------------------------------------------------------------------------------------ -------------------- --------------------

* The Fund began operations on May 2, 2005.

The Russell MidCap Value Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           0.83%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.01%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                        0.01%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    1.05%
------------------------------------------------------------------------------------------------ --------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                           $107
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                          $334
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                          $579
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                       $1,283
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Goldman Sachs Mid Cap Value Fund is Goldman Sachs Asset Management, L.P. ("GSAM(R)"), 32 Old Slip, New York, New York 10005. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"). As of December 31, 2008, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $690.7 billion (including seed capital and excluding assets under supervision).

The Fund is managed on a team basis. The individual members of the team, who are assisted by the Value Investment Team ("Value Team"), and are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o Dolores Bamford (MANAGING DIRECTOR) joined GSAM as a portfolio manager for the Value Team in April 2002. Prior to that, she was a portfolio manager at Putnam Investments for various products since 1991.

     o David L. Berdon (VICE PRESIDENT) joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Soliloquy, Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology partners.

     o Andrew Braun (MANAGING DIRECTOR, CO-CHIEF INVESTMENT OFFICER) joined the GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value Team and he became a portfolio manager in May 2001.

     o Scott Carroll (VICE PRESIDENT) joined GSAM as a portfolio manager for the Value Team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds.

     o Sean Butkus (VICE PRESIDENT) joined GSAM as a research analyst on the Value Team in July 2004 and became a portfolio manager in 2006. Previously, he worked on the Business Planning Team of the Investment Management Division at Goldman Sachs. Before joining Goldman Sachs in December 1998, he worked at Arthur Andersen LLP.

     o Sean Gallagher (MANAGING DIRECTOR, CO-CHIEF INVESTMENT OFFICER) joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management. o J. Kelly Flynn (VICE PRESIDENT) joined GSAM as a portfolio manager in April 2002. From 1999 to 2002, Mr. Flynn was a portfolio manager for Small Cap/SMID Cap Value products at Lazard Asset Management.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

 JNL/IVY ASSET STRATEGY FUND

INVESTMENT OBJECTIVES. The investment objective of the JNL/Ivy Asset Strategy Fund is to seek high total return over the long term.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

     o "Stocks" include equity securities of all types, although the Sub-Adviser, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that the Sub-Adviser believes are currently selling below their true worth, while growth stocks are those whose earnings the Sub-Adviser believes are likely to grow faster than the economy. The Fund may invest in the securities of any size company, including those within the small to mid-capitalization range.

     o "Bonds" include all varieties of fixed-income instruments, such as corporate debt securities, mortgage backed securities, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year. This investment type may include a significant amount, up to 35% of the Fund's total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor's, a wholly-owned subsidiary of The McGraw Hill Companies, Inc. ("S&P") or Ba and below by Moody's Investors Service, Inc. ("Moody's") or unrated bonds deemed by the Sub-Adviser to be of comparable quality.

     o "Commodities" include all varieties of resources and commodities, however, the Fund will primarily invest in commodities through the purchase and sale of precious metals.

     o    "Short-term  instruments"  include all types of short-term  securities
          with   remaining   maturities   of  one   year  or   less,   including
          higher-quality money market instruments.

Within each of these investment types, the Fund may invest in domestic and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities.

The Sub-Adviser may allocate the Fund's investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively. The Sub-Adviser may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks, commodities, and bonds in any fixed proportion, nor is it limited by investment style or by the issuer's location, size, market capitalization, or industry sector. The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions.

The Fund may invest in any market that the Sub-Adviser believes can offer a high probability of return or, alternatively, that can provide a high degree of safety in uncertain times. Dependent on the outlook for the U.S. and global economies, the Sub-Adviser makes top-down allocations among stocks, bonds, cash, precious metals and currency markets around the globe. After determining allocations, the Sub-Adviser seeks attractive opportunities within each market.

The Sub-Adviser may, when consistent with the Fund's investment objective, buy or sell options or futures contracts on a security, on an index of securities or on a foreign currency, or enter into swaps, including credit default swaps and interest rate swaps (collectively, commonly known as derivatives). The
Sub-Adviser may use derivatives to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Fund.

PRINCIPAL RISKS OF INVESTING IN EACH FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        ALLOCATION RISK
o        COMMODITY RISK
o        COMPANY RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        GROWTH INVESTING RISK
o        HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
o        INTEREST RATE RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK
o        MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
o        PREPAYMENT RISK
o        SMALL CAP INVESTING RISK
o        TAX RISK
o        U.S. GOVERNMENT SECURITIES RISK
o        VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Funds will commence investment operations on or about the date of this prospectus. Therefore, performance information has not been presented for the Funds.

PRIOR PERFORMANCE OF A RELATED FUND. The JNL/Ivy Asset Strategy Fund ("Fund") has substantially similar investment objectives, policies and investment strategies as Ivy Asset Strategy Fund ("Related Fund"). The Related Fund is managed by Ivy Investment Management Company, the same Sub-Adviser which manages the Fund.

The historical performance of the Related Fund is shown below and shows how this performance compares with those of a broad measure of market performance. This performance data should not be considered as an indication of future performance of the Fund. The Related Fund performance figures shown below:

     o reflect the deduction of the historical fees and expenses paid by the Related Fund and not those paid by the Fund.

     o do not reflect Contract fees or charges imposed by Jackson National Life Insurance Company/Jackson National Life Insurance Company of New York. Investors should refer to the separate account prospectus for information describing the Contract fees and charges. These fees and charges will lower the Fund's performance.

The Fund and the Related Fund are expected to hold similar securities. However, their investment results are expected to differ for the following reasons:

     o differences in asset size and cash flow resulting from purchases and redemptions of the Fund shares may result in different security selections

     o    differences in the relative weightings of securities

     o    differences in the price paid for particular portfolio holdings

     o    differences relating to certain tax matters.

However, the differences cited do not alter the conclusion that the Fund has substantially similar investment objectives, policies and strategies.

The chart below shows performance information derived from historical performance of the Related Fund. It compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund's A Share returns include the maximum sales charge for Class A shares (5.75%) and treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

RELATED FUND PERFORMANCE FOR PERIODS ENDED DECEMBER 31, 2008


   -------------------- ---------------------------------------------------------------------------------------------

                                               AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2008

   -------------------- ------------------------------- ----------------------------- -------------------------------

                            RELATED FUND (CLASS C)      RELATED FUND (CLASS A)                S&P 500 INDEX

   -------------------- ------------------------------- ----------------------------- -------------------------------
   -------------------- ------------------------------- ----------------------------- -------------------------------
   1 year                          -26.44%                        -30.16%                        -37.00%
   -------------------- ------------------------------- ----------------------------- -------------------------------
   -------------------- ------------------------------- ----------------------------- -------------------------------
   3 years                          7.05%                          5.73%                          -8.36%
   -------------------- ------------------------------- ----------------------------- -------------------------------
   -------------------- ------------------------------- ----------------------------- -------------------------------
   5 years                          10.78%                         10.30%                         -2.19%
   -------------------- ------------------------------- ----------------------------- -------------------------------
   -------------------- ------------------------------- ----------------------------- -------------------------------
   10 years                         9.31%*                        6.79%**                         -1.39%
   -------------------- ------------------------------- ----------------------------- -------------------------------

* The returns shown for Class C shares are based on the performance of the Related Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

** Since inception: 07.10.2000

Note that the performance shown would be lower upon taking into account charges assessed in connection with a variable annuity or variable life contract.

The  Adviser  or  its  affiliates  have  independently   verified  none  of  the
performance or expense information for the Related Fund performance.

Related Fund performance is presented net of all fees and reflects reinvestment of dividends and capital gains. The fees deducted are higher than the expenses incurred by the Fund. If expenses of the Fund had been deducted instead, the performance results of the Related Fund would have been higher. Actual performance will vary depending on the size of the portfolio and applicable fee schedule. Past performance does not guarantee future results.

The S&P 500 is an unmanaged index of common stock prices and includes reinvestment of dividends and capital gains. They have been taken from public sources and have not been audited.

The Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
                                                                                                     CLASS A
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         1.05%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.26%
---------------------------------------------------------------------------------------------- ---------------------

* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of each Fund. The example also assumes that each Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                               CLASS A
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $128
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $400
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF EACH FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of this risk.

The SAI has more information about each Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Ivy Asset Strategy Fund is Ivy Investment Management Company ("IICO"). IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O.Box 29217, Shawnee Mission, Kansas 66201-9217. IICO is a registered investment adviser with approximately $55.6 billion in assets as of June 30, 2009.

Michael L. Avery and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Fund. Mr. Avery has been a portfolio manager for the Fund since its inception. In June 2005, he was named Chief Investment Officer and Executive Vice President of IICO and Waddell & Reed Investment Management Company ("WRIMCO"), an affiliate of IICO. Mr. Avery is Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager, and has served as portfolio manager for investment companies managed by WRIMCO since February 1994. From August 1987 until June 2005, Mr. Avery had served as the Director of Research for IICO and for WRIMCO and its predecessor. He holds a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Mr. Caldwell has been a portfolio manager for the Fund since its inception. His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors. Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst. In January 2003, he was appointed an investment analyst, and in June 2005, was named assistant portfolio manager funds managed by WRIMCO or IICO. Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas. He is currently pursuing the Chartered Financial Analyst designation.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in each Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/JPMORGAN INTERNATIONAL VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/JPMorgan International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index. The Fund's industry weightings generally approximate those of the MSCI EAFE Value Index, although it does not seek to mirror the index in its choice of individual securities. In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the Sub-Adviser's research, while underweighting or avoiding those that appear overvalued. The Fund may also invest in the equity securities of companies in developing countries or "emerging markets." The Sub-Adviser considers "emerging markets" to be any market not included in the MSCI EAFE Value Index. An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country and (ii) is organized under the laws of an emerging market.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CURRENCY RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        MARKET RISK
o        VALUE INVESTING RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

38.02%     -15.45%     -20.33%     -26.59%     39.43%     22.54%     18.57%     31.98%     11.97%     -44.49%
-------------------------------------------------------------------------------------------------------------
1999        2000        2001        2002       2003       2004       2005       2006       2007        2008

In the period shown in the chart, the Fund's highest quarterly return was 20.40% (2nd quarter of 2003) and its lowest quarterly return was -24.76% (3rd quarter of 2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------- ----------------- ------------------- ------------------
                                                                                 1 year             5 year             10 year*
--------------------------------------------------------------------------- ----------------- ------------------- ------------------
JNL/JPMorgan International Value Fund (Class A)                                 -44.49%             3.56%               1.26%
MSCI EAFE Value Index                                                           -44.09%             1.79%               3.05%
--------------------------------------------------------------------------- ----------------- ------------------- ------------------

* The Fund began operations on March 2, 1998. MSCI EAFE Value Index is broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS A
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           0.81%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                               0.20%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    1.01%
----------------------------------------------------------------------------------------------- ---------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                           $103
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                          $322
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                          $558
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                       $1,236
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). The JNL/JPMorgan International Value Fund seeks to achieve its investment objective primarily through its stock selection process. Using a variety of quantitative valuation techniques and based on in-house research, the Sub-Adviser ranks issuers within each industry group according to their relative value. The Sub-Adviser makes investment decisions using the research and valuation rankings, as well as its assessment of other factors, including: value characteristics such as price-to-book and price-earnings ratios, catalysts that could trigger a change in a stock's price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks include:

o        DERIVATIVES RISK
o        LEVERAGING RISK
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.

WHEN-ISSUED SECURITIES. The Fund may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, I.E., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO  MANAGEMENT.  The sub-adviser to the  JNL/JPMorgan
International Value Fund is J.P. Morgan Investment Management Inc. ("J.P. Morgan"), with principal offices at 245 Park Avenue, New York, New York 10167. J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2008, J.P. Morgan and its affiliates had approximately $1.1 trillion in assets under management.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund. The portfolio management team is led by Jeroen Huysinga, Managing Director of J.P. Morgan, and Gerd Woort-Menker, Managing Director of J.P. Morgan. Mr. Huysinga has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1997. Mr. Huysinga previously spent two years at Lombard Odier (UK) Ltd., where he was a Japanese equity portfolio manager. Prior to this, Mr. Huysinga held positions with the British Steel pension fund as a UK analyst and latterly a Japanese equity portfolio manager, after beginning his career at Lloyds Bank. Mr. Huysinga obtained a B.A. in economics and international studies from the University of Warwick. Mr. Huysinga is an Associate of the Institute of Investment Management and Research. Mr. Woort-Menker, who is a portfolio manager on the Global Equity team and the lead manager of the team's Value strategies, has been employed by J.P. Morgan since 1987. Gerd Woort-Menker, managing director, is a senior portfolio manager on the Global Investment Team. Mr. Woort-Menker currently manages international and global equity portfolios; he has also managed the International Value strategy since its inception. Mr. Woort-Menker began his career at VARTA in Hanover, where he was a financial comptroller. Mr. Woort-Menker obtained a business accounting degree from Muenster University and earned an M.A. in economics from Freiburg University. He is a CFA charterholder.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/JPMORGAN MIDCAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/JPMorgan MidCap Growth Fund is to seek capital growth over the long-term.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in common stocks of mid-cap companies which its Sub-Adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell MidCap Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

For cash management or temporary defensive purposes, the Fund may invest any portion of its assets in affiliated money market funds, high-quality money market instruments or repurchase agreements.

In managing the Fund, the Sub-Adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the Sub-Adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The Sub-Adviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the Sub-Adviser's research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

The Sub-Adviser may sell a security for several reasons. The Sub-Adviser may sell a security due to a change in the company's fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the Sub-Adviser may also sell a security that the Sub-Adviser no longer considers reasonably valued.

Investments in all types of foreign securities will not exceed 20% of the total assets of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        DERIVATIVES RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        GROWTH INVESTING RISK
o        LEVERAGING RISK
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

JPMorgan has been serving as the Sub-Adviser to this Fund since December 3, 2007. Returns shown for the periods prior reflect the results achieved by prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A


[GRAPHIC OMITTED]

124.19%     -34.74%     -40.19%     -29.21%     35.65%     18.00%     6.16%     12.06%     7.96%     -44.44%
------------------------------------------------------------------------------------------------------------
1999         2000        2001        2002       2003       2004       2005      2006       2007       2008

In the periods shown in the chart, the Fund's highest quarterly return was 59.05% (4th quarter of 1999) and its lowest quarterly return was -32.74% (1st quarter of 2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
----------------------------------------------------------------------- ------------------ -------------------- --------------------
                                                                             1 year              5 year               10 year*
----------------------------------------------------------------------- ------------------ -------------------- --------------------
JNL/JPMorgan MidCap Growth Fund (Class A)                                   -44.44%              -3.38%                -3.40%
Russell Midcap Growth Index                                                 -44.32%              -2.33%                -0.19%
----------------------------------------------------------------------- ------------------ -------------------- --------------------

* The Fund began operations on May 15, 1995. Prior to May 1, 2004, the Fund was managed by Janus Capital Management, LLC. Prior to April 30, 2007, the Fund was managed by Fidelity Management & Research Company. Prior to December 3, 2007, the Fund was managed by Pyramis Global Advisors, LLC.

The Russell Midcap Growth Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                          0.80%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                              0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         0.02%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                       0.01%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                   1.03%
---------------------------------------------------------------------------------------------- ----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------ ---------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
1 Year                                                                                           $105
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
3 Years                                                                                          $328
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
5 Years                                                                                          $569
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
10 Years                                                                                       $1,259
------------------------------------------------------------------------------------ ---------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/JPMorgan MidCap Growth Fund is JPMorgan, with principal offices at 245 Park Avenue, New York, New York 10167. JPMorgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. JPMorgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2008, JPMorgan and its affiliates had approximately $1.1 trillion in assets under management.

Christopher M.V. Jones, managing director, is the CIO of the Growth and Small Cap U.S. Equity Team. An employee since 1982, Chris has had fund management and analytical responsibilities on the small cap team since 1986. He has served as the team's chief investment officer since 1993 and has headed JPMorgan's Growth investments since 2006. He holds an M.A. in history from Cambridge University and is a member of both the New York Society of Security Analysts and The CFA Institute. He is a CFA charterholder.

Tim Parton, managing director, is a portfolio manager in the U.S. Equity Group. Tim has been managing the Mid Cap Growth strategy since 2001 and the Multi Cap Growth strategy since 2005. Tim's analytical focus is on technology, financial services, energy and industrials. An employee since 1986, Tim has managed a variety of small and mid cap portfolios. Tim obtained a BSc in economics and accounting from the University of Bristol. He is a member of the New York Society of Security Analysts and the Association for Investment Management and Research. He is also a CFA charterholder and NASD Series 66 licensed.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND

INVESTMENT  OBJECTIVE.   The  investment  objective  of  the  JNL/JPMorgan  U.S.
Government & Quality Bond Fund is to obtain a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in:

     (i)  U.S. treasury obligations;

     (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government;

     (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

     (iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government, such as the Federal Home Loan Mortgage Corporation and Fannie Mae (formerly, the Federal National Mortgage Association);

     (v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government;

     (vi) repurchase  agreements  collateralized  by any of the  foregoing;  and
          (vii) other investments (such as derivatives contracts) related to those listed above.

Any guarantee of the securities in which the Fund invests runs only to the principal and interest payments on the securities and not to the market value of such securities or to the principal and interest payments on the underlying mortgages. A security issued or guaranteed by a U.S. government agency may significantly fluctuate in value, and the Fund may not receive the originally anticipated yield on the security. Shares of the Fund are not insured or guaranteed by the U.S. government, its agencies or instrumentalities.

The Sub-Adviser seeks to add value by actively managing the portfolio's interest rate exposure, yield curve positioning, sector allocation and security selection. In selecting mortgage-backed securities for the Fund, the Sub-Adviser determines a security's average maturity and duration according to mathematical models that reflect certain payment assumptions and estimates of future economic factors. These estimates may vary from actual results, and the average maturity and duration of mortgage-backed derivative securities may not reflect the price volatility of those securities in certain market conditions.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        INTEREST RATE RISK
o        MARKET RISK
o        MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
o        PREPAYMENT RISK
o        U.S. GOVERNMENT SECURITIES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of May 1, 2006, Western Asset Management Company replaced Salomon Brothers Asset Management Inc. as the Sub-Adviser for the Fund. Performance shown for the period prior to May 1, 2006 reflects the results achieved by the prior Sub-Adviser.

As of April 30, 2007, J.P. Morgan Investment Management Inc. replaced Western Asset Management Company as the Sub-Adviser for the Fund. As of May 1, 2006, Western Asset Management Company replaced Salomon Brothers Asset Management Inc. as the Sub-Adviser for the Fund. Performance shown for prior periods reflects the results achieved by the prior Sub-Advisers.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-2.50%     11.50%     6.92%     11.47%     1.18%     3.85%     2.35%     3.25%     6.38%     6.53%
--------------------------------------------------------------------------------------------------
1999       2000       2001      2002       2003      2004      2005      2006      2007      2008

In the periods shown in the chart, the Fund's highest quarterly return was 6.54% (3rd quarter of 2002) and its lowest quarterly return was -2.47% (2nd quarter of 2004).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
-------------------------------------------------------------------------------- ----------------- --------------- -----------------
                                                                                      1 year           5 year          10 year*
-------------------------------------------------------------------------------- ----------------- --------------- -----------------
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)                             6.53%           4.45%            5.00%
Barclays Capital U.S. Government Bond Index                                           12.39%           6.06%            6.16%
-------------------------------------------------------------------------------- ----------------- --------------- -----------------

* The Fund began operations on May 15, 1995.

The Barclays Capital U.S. Government Bond Index is unmanaged and is composed of the Treasury and Agency Bond Indices, the 1-3 year Government Index and the 20+ year Treasury Index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                          0.55%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                              0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         0.01%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                       0.02%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                   0.78%
---------------------------------------------------------------------------------------------- ----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                CLASS A
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                            $80
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                          $249
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                          $433
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                         $966
-------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks include:

o        DERIVATIVES RISK
o        LEVERAGING RISK
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/JPMorgan U.S. Government & Quality Bond Fund is J.P. Morgan Investment Management Inc. ("J.P. Morgan"), with principal offices at 245 Park Avenue, New York, NY 10167. J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2008, J.P. Morgan and its affiliates had approximately $1.1 trillion in assets under management.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund. The portfolio management team is led by Michael Sais, Managing Director of J.P. Morgan. Mr. Sais is a Fixed Income Fund Manager for the Insurance Asset Management Team responsible for managing investments consistent with the unique requirements of insurance industry clients. Additionally, he is a member of the Columbus Taxable Bond Team where he has served as lead manager for the JPMorgan Ultra Short-Term Bond Fund since 1995 and Government Bond Products since 1996. Mr. Sais joined the firm in 1994 as a senior fixed income research analyst responsible for the valuation and analysis of the mortgage-backed securities market. Prior to this, he served as senior investment portfolio manager of Valley National Bank of Phoenix, where he was responsible for the management of the bank's $2.2 billion investment portfolio. Mr. Sais began his career with Citibank in San Juan, Puerto Rico, as an asset/liability manager and eurodollar trader. He obtained a B.S. and an M.B.A, both in finance, from Indiana University. Mr. Sais is also a CFA charterholder and member of The CFA Institute as well as the CFA Society of Columbus.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/LAZARD EMERGING MARKETS FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Lazard Emerging Markets Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the Sub-Adviser believes are undervalued based on their earnings, cash flow or asset values.

Emerging market countries include all countries represented by the MSCI Emerging Markets Index. The Index includes, but is not limited to, the following countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

The allocation of the Fund's assets among emerging market countries may shift from time to time based on the Sub-Adviser's judgment and its analysis of market conditions. However, the Fund is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and lending portfolio securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CURRENCY RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        MARKET RISK
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS
o        VALUE INVESTING RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

31.81%     -50.05%
------------------
2007        2008

In the periods shown in the chart, the Fund's highest quarterly return was 16.05% (4th quarter of 2006) and its lowest quarterly return was -32.32% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
------------------------------------------------------------------------------------------ ----------------------- -----------------
                                                                                                   1 year            Life of Fund*
------------------------------------------------------------------------------------------ ----------------------- -----------------
JNL/Lazard Emerging Markets Fund (Class A)                                                        -50.05%               -11.39%
MSCI Emerging Markets Index                                                                       -53.33%               -11.86%
------------------------------------------------------------------------------------------ ----------------------- -----------------

* The Fund began operations on May 1, 2006.

The MSCI Emerging Markets Index is a float-adjusted market capitalization index. As of January 2009, it consisted of indices in 23 emerging economies: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS A
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                          1.06%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                              0.20%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                         0.02%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                       0.01%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                   1.29%
----------------------------------------------------------------------------------------------- ---------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------------------------------------- ----------------------------
EXPENSE EXAMPLE                                                                              CLASS A
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
1 Year                                                                                          $131
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
3 Years                                                                                         $409
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
5 Years                                                                                         $708
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
10 Years                                                                                      $1,556
---------------------------------------------------------------------------------- ----------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). While the portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is a risk that these transactions may reduce returns or increase volatility.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    DERIVATIVES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Lazard Emerging Markets Fund is Lazard Asset Management LLC ("Lazard"), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Freres & Co. LLC ("Lazard Freres"), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

John R. Reinsberg is a Deputy Chairman with responsibility for international and global strategies. He is also a Portfolio Manager on the Global Equity and International Equity portfolio teams. He began working in the investment field in 1981. Prior to joining Lazard in 1992, John was Executive Vice President with General Electric Investment Corporation and Trustee of the General Electric Pension Trust. He was also previously with Jardine Matheson (Hong Kong) and Hill & Knowlton, Inc. John has an MBA from Columbia University and a BA from the University of Pennsylvania. He is a member of the University of Pennsylvania School of Arts and Sciences Board of Overseers, the University of Pennsylvania Huntsman Program Advisory Board, the Board of Directors of the Alliance for Cancer Gene Therapy, the Board of Directors of The Jewish Museum, as well as the Board of Directors of the U.S. Institute (Institutional Investor).

James Donald is a Portfolio Manager/Analyst on the Emerging Markets Equity team and Head of the Emerging Markets Group. He began working in the investment field in 1985. Prior to joining Lazard in 1996, James was a Portfolio Manager with Mercury Asset Management. He has a BA (Hons) in history from the University of Western Ontario.

Rohit Chopra is a Portfolio Manager/Analyst on the Emerging Markets Equity team, focusing on consumer and telecommunications research and analysis. He began working in the investment field in 1996. Prior to joining the Firm in 1999, Rohit was with Financial Resources Group, Deutsche Bank and Morgan Stanley, Dean Witter, Discover Company. He has a BS in Finance and Information Systems from New York University and also studied at the London School of Economics and Political Science.

Erik McKee is a Portfolio Manager/Analyst on the Emerging Markets Equity team, focusing on the materials and industrials sectors. He began working in the investment field in 1996. Prior to joining Lazard in 1999, he was with Bank of America and Unibanco in Sao Paulo, Brazil. Erik has a BA in International Finance from Brown University. He also studied history at the Sorbonne in Paris.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/LAZARD MID CAP EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Lazard Mid Cap Equity Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell MidCap Index and that the Sub-Adviser believes are undervalued. The Fund invests in 50-70 securities, with a market capitalization of between $24 million and $14.65 billion, or in the Russell MidCap(R) Index at the time of purchase. The Russell MidCap(R) Index is composed of selected common stocks of medium-size U.S. companies. The Fund's equity holdings consist primarily of common stocks, but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. To the extent its assets are not invested in such securities, the Fund may invest in the equity securities of larger capitalization companies or investment-grade fixed-income securities. In searching for undervalued medium capitalization stocks, the Sub-Adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The Sub-Adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell MidCap(R) Index. The Sub-Adviser may sell a security for any of the following reasons:

     o Its price rises to a level where it no longer reflects value (target valuation);
     o    The underlying investment assumptions are no longer valid;
     o    Portfolio management changes its direction; and/or
     o    External  events  occur  (e.g.,  changes  in  regulation,   taxes  and
          competitive position).

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        INVESTMENTS IN IPOS
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK
o        NON-DIVERSIFICATION RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

4.77%     25.37%     13.24%     -14.08%     28.89%     24.72%     8.81%     14.56%     -2.61%     -38.96%
---------------------------------------------------------------------------------------------------------
1999      2000       2001        2002       2003       2004       2005      2006        2007       2008

In the period shown in the chart, the Fund's highest quarterly return was 19.12% (4th quarter of 2001) and its lowest quarterly return was -27.15% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
-------------------------------------------------------------------------- -------------------- ------------------ -----------------
                                                                                 1 year              5 year            10 year*
-------------------------------------------------------------------------- -------------------- ------------------ -----------------
JNL/Lazard Mid Cap Equity Fund (Class A)                                        -38.96%               -1.56%            4.29%
Russell MidCap(R) Index                                                         -41.46%               -0.71%            3.18%
-------------------------------------------------------------------------- -------------------- ------------------ -----------------

* The Fund began operations on March 2, 1998. The Russell MidCap(R) Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
                                                                                                     CLASS A
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.82%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                        0.00%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                      0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                  1.03%
---------------------------------------------------------------------------------------------- ---------------------

*Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------------------------------------- ----------------------------
EXPENSE EXAMPLE                                                                              CLASS A
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
1 Year                                                                                          $105
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
3 Years                                                                                         $328
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
5 Years                                                                                         $569
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
10 Years                                                                                      $1,259
---------------------------------------------------------------------------------- ----------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks include:

o        DERIVATIVES RISK
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Lazard Mid Cap Equity Fund is Lazard Asset Management LLC ("Lazard"), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Freres & Co. LLC ("Lazard Freres"), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Fund is managed on a team basis by Christopher Blake, Andrew Lacey and Robert A. Failla. Mr. Lacey has been with Lazard since 1996. He is a portfolio manager and Deputy Chairman of Lazard. Mr. Blake has been with Lazard since 1995. Mr. Blake is a Managing Director of Lazard. Mr. Lacey and Mr. Blake have shared responsibility for the day-to-day management of the Fund since January 2001 and November 2001, respectively. Mr. Failla is Director and portfolio manager and has been with Lazard since 2003. Prior to joining the Firm, Robert was associated with AllianceBernstein.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/M&G GLOBAL BASICS FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/M&G Global Basics Fund is to maximize long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to invest in companies operating in basic industries ("primary" and "secondary" industries) as further described below and also in companies that service these industries. The Fund may also invest in other global equities.

The Fund focuses on the "building blocks of the global economy." The Fund invests in companies that produce raw materials or turn them into products for consumers. Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy). The Sub-Adviser seeks to identify companies that exhibit the following qualities: strong competitive edge and sustainable market share (e.g. leadership in a niche market, natural barriers to entry, technological advantage); a proven business model; financial strength (e.g. strong balance sheet, good revenue growth); and attractive valuations. Detailed, qualitative research is used, and importance is placed upon face-to-face company meetings and visits. The visits are used to identify industry themes and trends as well as to assess the quality of the company and its management.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        CURRENCY RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        MARKET RISK
o        NON-DIVERSIFICATION RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                           1.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                               0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                          0.04%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                        0.03%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                    1.27%
---------------------------------------------------------------------------------------------- ----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                            $129
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                           $403
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                           $697
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                        $1,534
--------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/M&G Global Basics Fund is M&G Investment Management Limited ("MAGIM") located at Laurence Pountney Hill, London EC4R 0HH. MAGIM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Graham French, Global Fund Equity Manager, joined MAGIM in 1989 as a graduate from Durham University where he studied geography. He manages two global equity funds, including M&G's proprietary fund, the M&G Global Basics Fund, and also an M&G fund of funds. Mr. French was instrumental in the design and development of the investment strategy of M&G's proprietary Global Basics Fund and has managed the fund since its launch in November 2000.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/M&G GLOBAL LEADERS FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/M&G Global Leaders Fund is to maximize long-term total return (the combination of income and growth of capital).

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to invest in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders). The Fund aims to achieve consistent returns in the global equity funds sector. The Fund has a clearly defined active investment approach, focused exclusively on individual stock selection decisions and driven by fundamental company analysis. The investment strategy of the Fund is to identify those companies and stocks that represent the best investments from the global universe of companies in all sectors, countries and size ranges. Companies are identified by the Sub-Adviser using a comprehensive research process and the full range of the Sub-Adviser's equity expertise. The Sub-Adviser selects the companies to include in the portfolio, supported by a risk management process designed to ensure the appropriate risks are being taken by the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        CURRENCY RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        MARKET RISK
o        NON-DIVERSIFICATION RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                           1.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                               0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                          0.03%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                        0.03%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                    1.26%
---------------------------------------------------------------------------------------------- ----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                            $128
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                           $400
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                           $692
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                        $1,523
--------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/M&G Global Leaders Fund is M&G Investment Management Limited ("MAGIM") located at Laurence Pountney Hill, London EC4R 0HH. MAGIM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Aled Smith joined MAGIM in December 2000 as a global equity fund manager. Before joining MAGIM, Mr. Smith worked at JP Morgan Asset Management for eight years, four of these as a specialist senior analyst for the media sector. Prior to joining JP Morgan, he was an actuarial consultant for Coopers & Lybrand from 1989 to 1992. Mr. Smith graduated from Lincoln College, Oxford University, in 1989 with a BA in mathematics. He is a CFA charterholder.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management 10 x 10 Fund is capital appreciation and income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by initially allocating in the following Funds:

     >> 50% in the Class A shares of the JNL/Mellon Capital Management JNL 5 Fund*;
     >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 500 Index Fund*;
     >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund*;
     >> 10% in the Class A shares of the JNL/Mellon Capital Management Small Cap Index Fund*;
     >> 10% in the Class A shares of the JNL/Mellon Capital Management International Index Fund*; and
     >> 10% in the Class A shares of the JNL/Mellon Capital Management Bond Index Fund*.

* The Funds are referred to as the "Underlying Funds" and are also described in this Prospectus and in the Prospectus of JNL Variable Fund LLC.

The Fund expects to rebalance its assets to the allocation weights specified above for each Underlying Fund every January. Between rebalance dates, when cash inflows and outflows require, the Fund purchases and sells shares of the six Underlying Funds according to the approximate current percentage relationship among the Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as the following:

o        ALLOCATION RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        FOREIGN SECURITIES RISK
o        INDEX INVESTING RISK
o        LEVERAGING RISK
o        LICENSE TERMINATION RISK
o        LIMITED MANAGEMENT RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK
o        PREPAYMENT RISK
o        SMALL CAP INVESTING RISK
o        TRADING COST AND REBALANCE RISK
o        UNDERLYING FUNDS RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-36.25%
-------
2008

In the periods shown in the chart, the Fund's highest quarterly return was 0.77% (3rd quarter of 2007) and its lowest quarterly return was -22.40% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
-------------------------------------------------------------------------------------------- ------------------ --------------------
                                                                                                  1 year           Life of Fund*
-------------------------------------------------------------------------------------------- ------------------ --------------------
JNL/Mellon Capital Management 10 x 10 Fund (Class A)                                               -36.25%             -23.91%
Russell 3000 Index                                                                                 -37.31%             -24.38%
-------------------------------------------------------------------------------------------- ------------------ --------------------

* The Fund began operations on April 30, 2007. The Russell 3000 Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES * (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.05%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      0.63%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  0.69%
--------------------------------------------------------------------------------------------- -----------------------

* Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the allocations to the Underlying Funds during the period ended December 31, 2008. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $70
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                          $221
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                          $384
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                         $859
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

THE ADVISER AND PORTFOLIO MANAGEMENT. The allocations for the JNL/Mellon Capital Management 10 x 10 Fund are made by Jackson National Asset Management, LLC ("JNAM"). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM currently manages approximately $25 billion in assets. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Fund is managed on a team basis. Daniel W. Koors has primary responsibility for the day-to-day management of the Fund's portfolio, and is assisted by Lynn
M. Mouser.

Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust. Mr. Koors has been a manager of the Fund since its inception. Mr. Koors has been associated with JNAM and/or its affiliates since August 2006. Mr. Koors was elected Senior Vice President in January 2009 and Chief Financial Officer of JNAM in January 2007. In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006. Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.

Ms. Mouser has been the Director of Separate Account and Transfer Agent Operations at JNAM since July 2008, and was a Director from August 2005 through July 2008. Ms. Mouser has worked processing Fund transactions since the inception of the Fund. Ms. Mouser joined JNAM in July 2003 as a Supervisor, Separate Account Operations. Prior to July 2003, Ms. Mouser was a Senior Auditor at Ernst & Young from May 2002 through July 2003.

Both Mr. Koors and Ms. Mouser review the allocations made to the Fund and the application of the investment strategy. Mr. Koors and Ms. Mouser play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Trust's Semi-Annual Report for the fiscal year ended June 30, 2009.

JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Index 5 Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by initially allocating in the following Funds:

     >>   20% in the JNL/Mellon Capital Management S&P 500 Index Fund*;
     >>   20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund*;
     >>   20% in the JNL/Mellon Capital Management Small Cap Index Fund*;
     >>   20% in the JNL/Mellon  Capital Management  International  Index Fund*;
          and
     >>   20% in the JNL/Mellon Capital Management Bond Index Fund*.

* The Funds are referred to as the "Underlying Funds" and are also described in this Prospectus.

The Fund expects to rebalance its assets to the allocation weights specified above for each Underlying Fund every January. Between rebalance dates, when cash inflows and outflows require, the Fund purchases and sells shares of the five Underlying Funds according to the approximate current percentage relationship among the Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        ALLOCATION RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        FOREIGN SECURITIES RISK
o        INDEX INVESTING RISK
o        INTEREST RATE RISK
o        LEVERAGING RISK
o        LICENSE TERMINATION RISK
o        LIMITED MANAGEMENT RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK
o        PREPAYMENT RISK
o        SMALL CAP INVESTING RISK
o        TRADING COST AND REBALANCE RISK
o        UNDERLYING FUNDS RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-29.87%
-------
2008

In the periods shown in the chart, the Fund's highest quarterly return was 0.59% (3rd quarter of 2007) and its lowest quarterly return was -17.98% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
-------------------------------------------------------------------------------------------- ------------------ --------------------
                                                                                                  1 year           Life of Fund*
-------------------------------------------------------------------------------------------- ------------------ --------------------
JNL/Mellon Capital Management Index 5 Fund (Class A)                                              -29.87%              -19.07%
Russell 3000 Index                                                                                -37.31%              -24.38%
-------------------------------------------------------------------------------------------- ------------------ --------------------

* The Fund began operations on April 30, 2007. The Russell 3000 Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                              NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES * (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.05%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      0.62%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  0.68%
--------------------------------------------------------------------------------------------- -----------------------

* Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the allocations to the Underlying Funds during the period ended December 31, 2008. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $69
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                          $218
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                          $379
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                         $847
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

THE ADVISER AND PORTFOLIO MANAGEMENT. The allocations for the JNL/Mellon Capital Management Index 5 Fund are made by Jackson National Asset Management, LLC ("JNAM"). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM currently manages approximately $25 billion in assets. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Fund is managed on a team basis. Daniel W. Koors has primary responsibility for the day-to-day management of the Fund's portfolio, and is assisted by Lynn
M. Mouser.

Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust. Mr. Koors has been a manager of the Fund since its inception. Mr. Koors has been associated with JNAM and/or its affiliates since August 2006. Mr. Koors was elected Senior Vice President in January 2009 and Chief Financial Officer of JNAM in January 2007. In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006. Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.

Ms. Mouser has been the Director of Separate Account and Transfer Agent Operations at JNAM since July 2008 and was a Director from August 2005 through July 2008. Ms. Mouser has worked processing Fund transactions since the inception of the Fund. Ms. Mouser joined JNAM in July 2003 as a Supervisor, Separate Account Operations. Prior to July 2003, Ms. Mouser was a Senior Auditor at Ernst & Young from May 2002 through July 2003.

Both Mr. Koors and Ms. Mouser review the allocations made to the Fund and the application of the investment strategy. Mr. Koors and Ms. Mouser play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Trust's Semi-Annual Report for the fiscal year ended June 30, 2009.

JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management European 30 Fund is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Europe Index.

The 30 stocks are selected once annually on the Stock Selection Date. The initial Stock Selection Date was on October 2, 2008. The next Stock Selection Date will be on or about January 1, 2010 and subsequently the next Stock Selection Date will be on or about January 1 of each year thereafter. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund. The
Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

As of October 31, 2008, the MSCI Europe Index consists of stocks from the following 16 developed markets: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. The population of stocks is divided into the following country groupings:

1.       United Kingdom;
2.       Austria, Germany, Netherlands, Switzerland;
3.       Denmark, Finland, Norway, Sweden; and
4.       Belgium, France, Greece, Ireland, Italy, Portugal, Spain

The stocks are selected by applying the following analysis to each group on each Stock Selection Date:

     o The first screen evaluates the volatility of stocks in the population. The Sub-Adviser calculates the coefficient of variation of each stock for the prior 90 days. The coefficient of variation is the standard deviation of a stock's price. Stocks with a lower coefficient of variation are considered less volatile. The 90 stocks with the least volatility as measured by this screen are selected from each country grouping.

     o The second screen evaluates the degree of efficiency of the company's asset management. The Sub-Adviser ranks the remaining stocks based on forward-looking return on equity ("FROE") calculated as the analysts' (independent analysts' covering the stock) consensus estimate of each company's earnings for the next year divided by the company's equity. The 60 stocks with the highest FROE are selected from each country grouping.

     o The last screen ranks companies based on a valuation model. The Sub-Adviser allocates approximately equal amounts of the Fund's investments to the 30 common stocks with the best valuation based on the Edward Bell Ohlson ("EBO") valuation to price ratio. The number of stocks selected from each country grouping is based on the aggregate market capitalization of each country grouping relative to the total market capitalization on the Stock Selection Date. The final selections from each grouping are made from the highest rated stocks based on the EBO valuation to price ratio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund (determined based on market value).

Companies, which as of the Stock Selection Date, MSCI has announced will be removed from the MSCI Europe Index, will be removed from the universe of securities from which the Fund's stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities. The 5% limit is applied at the time of purchase.

Certain provisions of the 1940 Act, limit the ability of the European 30 Fund to invest more than 25% of the European 30 Fund's total assets in a particular industry ("25% limitation"). If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the European 30 Fund's investment strategy only to the extent necessary to maintain compliance with the 25% limitation. Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        ACCOUNTING RISK
o        CURRENCY RISK
o        EUROPEAN INVESTING RISK
o        FOREIGN SECURITIES RISK
o        INDUSTRY CONCENTRATION RISK
o        LIMITED MANAGEMENT RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        NON-DIVERSIFICATION RISK
o        TRADING COST AND REBALANCE RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                          0.57%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                              0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         0.07%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                       0.02%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                   0.86%
---------------------------------------------------------------------------------------------- ----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                             $88
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                           $274
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                           $477
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                        $1,061
--------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Mellon Capital Management European 30 Fund is Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund's portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Ms. Wong holds a M.B.A. from San Francisco State University. Ms. Wong has 9 years of investment experience. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. Mr. Brown has 13 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment
Management and Research ("AIMR"), and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Both Ms. Wong and Mr. Brown review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

Karen Wong and Richard Brown play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Pacific Rim 30 Fund is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Pacific Index.

The 30 stocks are selected once annually on the Stock Selection Date. The initial Stock Selection Date was on October 2, 2008. The next Stock Selection Date will be on or about January 1, 2010 and subsequently the next Stock Selection Date will be on or about January 1 of each year thereafter. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund. The
Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

As of October 31, 2008, the MSCI Pacific Index consisted of the following 5 developed market countries: Australia, Hong Kong, Japan, New Zealand, and Singapore. The population of stocks is divided into the following country groupings:

1.       Japan; and
2.       Australia, Hong Kong, New Zealand, and Singapore

The stocks are selected by applying the following analysis to each group on each Stock Selection Date:

     o The first screen evaluates the volatility of stocks in the population. The Sub-Adviser calculates the coefficient of variation of each stock for the prior 90 days. The coefficient of variation is the standard deviation of a stock's price. Stocks with a lower coefficient of variation are considered less volatile. The 90 stocks with the least volatility as measured by this screen are selected from each country grouping.

     o The second screen evaluates the degree of efficiency of the company's asset management. The Sub-Adviser ranks the remaining stocks based on forward-looking return on equity ("FROE") calculated as the analysts' (independent analysts covering the stocks) consensus estimate of each company's earnings for the next year divided by the company's equity. The 60 stocks with the highest FROE are selected from each country grouping.

     o The last screen ranks companies based on a valuation model. The Sub-Adviser allocates approximately equal amounts of the Fund's investments to the 30 common stocks with the best valuation based on the Edward Bell Ohlson ("EBO") valuation to price ratio. Fifteen stocks are selected from each country grouping on the Stock Selection Date from the highest rated stocks based on the EBO valuation to price ratio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund (determined based on market value).

Companies, which as of the Stock Selection Date, MSCI has announced will be removed from the MSCI Pacific Index, will be removed from the universe of securities from which the Fund's stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Pacific Rim 30 Fund to invest more than 5% of the Pacific Rim 30 Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Pacific Rim 30 Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities. The 5% limit is applied at the time of purchase.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund's total assets in a particular industry ("25% limitation"). If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with the 25% limitation. Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        ACCOUNTING RISK
o        CURRENCY RISK
o        FOREIGN SECURITIES RISK
o        INDUSTRY CONCENTRATION RISK
o        LIMITED MANAGEMENT RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        NON-DIVERSIFICATION RISK
o        PACIFIC RIM INVESTING RISK
o        TRADING COST AND REBALANCE RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                           0.57%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                               0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                          0.05%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                        0.02%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                    0.84%
---------------------------------------------------------------------------------------------- ----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                             $86
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                           $268
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                           $466
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                        $1,037
--------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Mellon Capital Management Pacific Rim 30 Fund is Mellon Capital, located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund's portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Ms. Wong holds a M.B.A. from San Francisco State University. Ms. Wong has 9 years of investment experience. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. Mr. Brown has 13 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment
Management and Research ("AIMR"), and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Both Ms. Wong and Mr. Brown review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

Karen Wong and Richard Brown play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management S&P 500 Index Fund is to match the performance of the S&P 500(R) Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in large-capitalization company securities. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. This approach is called "replication." When replicating a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share price.

In the event that all the stocks comprising the S&P 500 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 500 Index in proportion to the weighting in the S&P 500 Index. To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund's performance and the performance of the S&P 500 Index may be anticipated in both rising and falling markets. The Fund's ability to achieve significant correlation between Fund and S&P 500 Index performance may be affected by changes in securities markets and changes in the composition of the S&P 500 Index.

The Fund may invest in derivative securities to manage cash flows and equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        DERIVATIVES RISK
o        INDEX INVESTING RISK
o        LEVERAGING RISK
o        LICENSE TERMINATION RISK
o        MARKET RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Effective April 6, 2009, the Fund was combined with JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund (the "Acquired Fund") with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/PPM America Core Equity Fund ("Acquired Fund") was combined with JNL/Mellon Capital Management S&P 500 Index Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

27.79%     10.06%     4.37%     15.08%     4.90%     -37.64%
------------------------------------------------------------
2003       2004       2005      2006       2007       2008

In the periods shown in the chart, the Fund's highest quarterly return was 15.14% (2nd quarter of 2003) and its lowest quarterly return was -22.46% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------- ----------------- ---------------- ---------------
                                                                                       1 year           5 year        Life of Fund*
--------------------------------------------------------------------------------- ----------------- ---------------- ---------------
JNL/Mellon Capital Management S&P 500 Index Fund (Class A)                            -37.64%           -2.86%             -2.13%
S&P 500 Index                                                                         -37.00%           -2.19%             -1.53%
--------------------------------------------------------------------------------- ----------------- ---------------- ---------------

* The Fund began operations on January 15, 2002.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.38%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.02%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  0.61%
--------------------------------------------------------------------------------------------- -----------------------

*Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

---------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                             CLASS A
---------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                          $62
---------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                        $195
---------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                        $340
---------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                       $762
---------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). THE S&P 500 INDEX. The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor's to capture the price performance of a large cross-section of the U.S. publicly traded stock market. Stocks included in the S&P 500 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 500 Index may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity also are considered in the selection process. While these stocks do not necessarily represent the 500 largest corporations in the Unites States, the S&P 500 Index is recognized for its emphasis toward large stocks. The 500 securities, most of which trade on the New York Stock Exchange, currently represent approximately 80% of the market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its float adjusted market capitalization. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's in any way affiliated with the Fund.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Mellon Capital Management S&P 500 Index Fund is Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund's portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Ms. Wong holds a M.B.A. from San Francisco State University. Ms. Wong has 9 years of investment experience. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. Mr. Brown has 13 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment
Management and Research ("AIMR"), and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Both Ms. Wong and Mr. Brown review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

Karen Wong and Richard Brown play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management S&P 400 MidCap Index Fund is to match the performance of the S&P MidCap 400 Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P MidCap 400 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index. The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P MidCap 400 Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index. This approach is called "replication." When replicating a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned.

In the event that all the stocks comprising the S&P MidCap 400 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P MidCap 400 Index in proportion to the weighting in the S&P MidCap 400 Index. To the extent that the Fund seeks to replicate the S&P MidCap 400 Index using such sampling techniques, a close correlation between the Fund's performance and the performance of the S&P MidCap 400 Index may be anticipated in both rising and falling markets. The Fund's ability to achieve significant correlation between the Fund and S&P MidCap 400 Index performance may be affected by changes in securities markets and changes in the composition of the S&P MidCap 400 Index.

The Fund may invest in derivatives to manage contract owner cash flows and equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        DERIVATIVES RISK
o        INDEX INVESTING RISK
o        LEVERAGING RISK
o        LICENSE TERMINATION RISK
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

34.55%     15.79%     11.98%     9.69%     7.45%     -37.58%
------------------------------------------------------------
2003       2004       2005       2006      2007       2008

In the periods shown in the chart, the Fund's highest quarterly return was 17.40% (2nd quarter of 2003) and its lowest quarterly return was -26.84% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
---------------------------------------------------------------------------------- ---------------- ---------------- ---------------
                                                                                       1 year           5 year        Life of Fund*
---------------------------------------------------------------------------------- ---------------- ---------------- ---------------
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class A)                     -37.58%           -0.94%            1.44%
S&P MidCap 400 Index                                                                  -36.23%           -0.08%            2.21%
---------------------------------------------------------------------------------- ---------------- ---------------- ---------------

* The Fund began operations on January 15, 2002. The S&P MidCap 400 Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.39%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.02%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  0.61%
--------------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                           $62
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                         $195
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                         $340
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                        $762
------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). THE S&P MIDCAP 400 INDEX. The S&P MidCap 400 Index consists of 400 domestic stocks that are selected by Standard & Poor's to capture the price performance of a large cross section of the U.S. publicly traded stock market. Stocks included in the S&P MidCap 400 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. Aggregate market value and trading activity are also considered in the selection process. Each stock in the S&P MidCap 400 Index is weighted by its float adjusted market capitalization (or the stock's price multiplied by the number of shares outstanding adjusted for float, as the S&P MidCap 400 Index is considered a capitalization-weighted index.) The inclusion of a stock in the S&P MidCap 400 Index in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's in any way affiliated with the Fund.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund's portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Ms. Wong holds a M.B.A. from San Francisco State University. Ms. Wong has 9 years of investment experience. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. Mr. Brown has 13 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment
Management and Research ("AIMR"), and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Both Ms. Wong and Mr. Brown review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

Karen Wong and Richard Brown play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management Small Cap Index Fund is to match the performance of the Russell 2000(R) Index(1). The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the Russell 2000 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 Index and sampling from the remaining securities. To the extent that the Fund seeks to replicate the Russell 2000 Index using sampling techniques, a close correlation between the Fund's performance and the performance of the Russell 2000 Index may be anticipated in both rising and falling markets.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        DERIVATIVES RISK
o        INDEX INVESTING RISK
o        LEVERAGING RISK
o        LICENSE TERMINATION RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK
o        SMALL CAP INVESTING RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Effective April 6, 2009, the Fund was combined with JNL/Lazard Small Cap Equity Fund (the "Acquired Fund") with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

45.88%     17.42%     4.22%     17.49%     -2.11%     -35.01%
-------------------------------------------------------------
2003       2004       2005      2006        2007       2008

In the periods shown in the chart, the Fund's highest quarterly return was 22.99% (2nd quarter of 2003) and its lowest quarterly return was -27.33% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
------------------------------------------------------------------------------- ------------------ ----------------- ---------------
                                                                                     1 year             5 year        Life of Fund*
------------------------------------------------------------------------------- ------------------ ----------------- ---------------
JNL/Mellon Capital Management Small Cap Index Fund (Class A)                         -35.01%           -1.76%              0.98%
Russell 2000 Index                                                                   -33.79%           -0.93%              1.77%
------------------------------------------------------------------------------- ------------------ ----------------- ---------------

* The Fund began operations on January 15, 2002. The Russell 2000 Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS A
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           0.39%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                               0.20%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          0.02%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    0.61%
----------------------------------------------------------------------------------------------- ---------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

------------------------------------------------------------------------------------ --------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
1 Year                                                                                           $62
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
3 Years                                                                                         $195
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
5 Years                                                                                         $340
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
10 Years                                                                                        $762
------------------------------------------------------------------------------------ --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). RUSSELL 2000 INDEX. The Russell 2000 Index is composed of approximately 2000 common stocks that are selected by the Russell Investments to capture the price performance of a large cross section of the U.S. publicly traded stock market. Stocks that are included in the Russell 2000 Index are chosen with the aim of achieving a broad representative portfolio from the various sectors of the U.S. economy. These stocks do not necessarily represent the entire U.S. economy, as they exclude approximately 1000 large company stocks. Stocks held in the Russell 1000 Index are excluded from the Russell 2000 Index. The Russell 2000 Index is recognized for its emphasis towards small- and mid-size stocks, essentially the remainder of the U.S. market. Each stock in the Russell 2000 Index is weighted by its float adjusted market capitalization (the total market value relative to the total market values of all the securities in the Russell 2000 Index).

The inclusion of a security in the Russell 2000 Index in no way implies that Russell Investments believes that security to be an attractive investment, nor is the Frank Russell Company in any way affiliated with the Fund.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Mellon Capital Management Small Cap Index Fund is Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund's portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Ms. Wong holds a M.B.A. from San Francisco State University. Ms. Wong has 9 years of investment experience. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. Mr. Brown has 13 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment
Management and Research ("AIMR"), and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Both Ms. Wong and Mr. Brown review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

Karen Wong and Richard Brown play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management International Index Fund is to match the performance of the Morgan Stanley Capital International ("MSCI") Europe Australasia Far East ("EAFE") Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the MSCI EAFE(R) Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.

To implement this strategy, the Fund may invest up to 50% of its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals, and to facilitate meeting the Fund's objectives. For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        FOREIGN SECURITIES RISK
o        INDEX INVESTING RISK
o        LEVERAGING RISK
o        LICENSE TERMINATION RISK
o        LIQUIDITY RISK
o        MARKET RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

37.31%     19.49%     13.31%     25.58%     10.39%     -42.92%
--------------------------------------------------------------
2003       2004       2005       2006       2007        2008

In the periods shown in the chart, the Fund's highest quarterly return was 18.84% (2nd quarter of 2003) and its lowest quarterly return was -20.69% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
------------------------------------------------------------------------------- ------------------ ---------------- ----------------
                                                                                     1 year            5 year        Life of Fund*
------------------------------------------------------------------------------- ------------------ ---------------- ----------------
JNL/Mellon Capital Management International Index Fund (Class A)                      -42.92%            1.38%             3.50%
MSCI EAFE Index                                                                       -43.38%            1.66%             3.84%
------------------------------------------------------------------------------- ------------------ ---------------- ----------------

* The Fund began operations on January 15, 2002. The MSCI EAFE Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.44%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  0.65%
--------------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

-------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                CLASS A
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                            $66
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                          $208
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                          $362
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                         $810
-------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). THE MSCI EAFE INDEX. The MSCI EAFE Index is comprised of common stocks including, but not limited to, the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Greece, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The companies within each country are selected by MSCI to capture the price performance of a large cross section of the international publicly traded stock markets. Stocks included in the MSCI EAFE Index are chosen with the aim of achieving a representative portfolio from the various countries and sectors of the developed international economy. Aggregate market value and trading activity are also considered in the selection process. The inclusion of a stock in the MSCI EAFE Index in no way implies that MSCI, Inc. believes the stock to be an attractive investment, nor is MSCI, Inc. in any way affiliated with the Fund.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Mellon Capital Management International Index Fund is Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund's portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Ms. Wong holds a M.B.A. from San Francisco State University. Ms. Wong has 9 years of investment experience. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. Mr. Brown has 13 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment
Management and Research ("AIMR"), and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Both Ms. Wong and Mr. Brown review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

Karen Wong and Richard Brown play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Bond Index Fund is to match the performance of the Barclays Capital U.S. Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by utilizing a passive investment approach called indexing, which seeks to track the investment performance of the Barclays Capital U.S. Aggregate Index through statistical procedures. Bonds are selected based on their characteristics to create a portfolio that profiles the Index. The Fund does not employ traditional methods of active investment management such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

The Fund  invests  under  normal  circumstances  at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed-income securities that seek to match the performance and summary characteristics of the Barclays Capital U.S. Aggregate Bond Index. Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices. This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market. Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts. Given these difficulties, the Sub-Adviser utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund's Sub-Adviser selects a basket of securities in order to match the important risk characteristics of the Barclays Capital U.S. Aggregate Bond Index. Buy and sell decisions are based primarily on portfolio characteristic overweightings and underweightings. The Fund's composition is continuously evaluated relative to the Index, and if necessary, the portfolio is rebalanced, typically using cash flows from accruals and contract owner contributions and withdrawals.

The Fund can invest in a number of different kinds of "derivative" instruments to hedge investment risks. It does not do so currently to a significant degree. In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures and forward contracts are examples of derivatives.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        DERIVATIVES RISK
o        INDEX INVESTING RISK
o        INTEREST RATE RISK
o        MARKET RISK
o        PREPAYMENT RISK
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS
o        U.S. GOVERNMENT SECURITIES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

2.87%     3.74%     1.85%     3.64%     6.43%     3.79%
-------------------------------------------------------
2003      2004      2005      2006      2007      2008

In the periods shown in the chart, the Fund's highest quarterly return was 4.79% (3rd quarter of 2002) and its lowest quarterly return was -2.61% (2nd quarter of 2004).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
---------------------------------------------------------------------------- --------------------- ---------------- ----------------
                                                                                    1 year             5 year        Life of Fund*
---------------------------------------------------------------------------- --------------------- ---------------- ----------------
JNL/Mellon Capital Management Bond Index Fund (Class A)                              3.79%               3.87%            4.41%
Barclays Capital U.S. Aggregate Bond Index                                           5.24%               4.65%            5.17%
---------------------------------------------------------------------------- --------------------- ---------------- ----------------

* The Fund began operations on January 15, 2002.

The Barclays Capital U.S. Aggregate Bond Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS A
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           0.40%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                               0.20%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          0.01%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    0.61%
----------------------------------------------------------------------------------------------- ---------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                           $62
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                         $195
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                         $340
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                        $762
------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    LEVERAGING RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Mellon Capital Management Bond Index Fund is Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

David C. Kwan has been a Managing Director of Mellon Capital Management Corporation since 2000. He has also been the Head of Fixed Income Management Group since 1994 and the Head of the Trading Group since 1996. Mr. Kwan has direct oversight responsibility for all U.S. and international fixed income portfolios, and the management of the Global Opportunity Strategy. Mr. Kwan has had various positions and responsibilities at Mellon Capital since he joined in 1990, one of which was management of the firm's Enhanced Asset Allocation Fund. He received his M.B.A. degree from University of California at Berkeley in 1990. Mr. Kwan has 18 years of investment experience.

Lowell Bennett has been a Director of Mellon Capital Management Corporation since 2000. Mr. Bennett joined Mellon Capital in 1997 as a Vice President and fixed income strategist. He is responsible for the development and implementation of fixed income strategies of the company. Prior to joining Mellon Capital, he was a fixed income strategist at Merrill Lynch. He received his M.B.A. degree from Stanford University in 1987. Mr. Bennett has 21 years of finance and investment experience.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/MELLON CAPITAL MANAGEMENT GLOBAL ALPHA FUND

INVESTMENT OBJECTIVES. The investment objective of the JNL/Mellon Capital Management Global Alpha Fund is to seek total return.

PRINCIPAL INVESTMENT STRATEGIES. To achieve this objective, the Fund uses a variety of investment strategies, sometimes referred to as absolute return strategies, to produce returns with low correlation with, and less volatility than, major markets over a complete market cycle; typically a period of several years. The Fund is not managed to a benchmark index. Rather than managing to track a benchmark index, the Fund seeks to provide returns that are largely independent of market moves.

The Fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities. The Fund's investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe. The Fund ordinarily invests in at least three countries. The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the Fund's portfolio managers to implement investment decisions quickly and cost-effectively. The Fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income.

The Fund's Sub-Adviser seeks to deliver value added excess returns ("alpha") by applying a systematic, quantitative investment approach designed to identify and exploit relative misvaluations across and within global capital markets. Active investment decisions to take long or short positions in individual country, equity, bond, and currency markets are driven by this quantitative investment process and seek to capitalize on alpha generating opportunities within and among the major developed capital markets of the world. To construct a portfolio of long and short positions, the portfolio managers calculate the expected returns for the asset classes in such countries and then evaluate the relative value of stock and bond markets across equity markets, across bond markets, and among currencies. The portfolio managers have considerable latitude in allocating the Fund's assets and in selecting derivative instruments and securities to implement the Fund's investment approach, and there is no limitation as to the amount of Fund assets required to be invested in any one asset class. The Fund's portfolio will not have the same characteristics as its performance baseline benchmark - the Citibank 30-Day Treasury Bill Index - because the Fund seeks excess return above the benchmark. The portfolio managers also assess and manage the overall risk profile of the Fund's portfolio.

For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive expected returns for stocks, bonds, and currencies in each country. The models then incorporate the risk and correlation of those assets with robust risk controls in order to come up with a portfolio that is expected to produce positive returns that have a low correlation with major markets. The portfolio managers tend to favor markets in developed countries that have attractive valuations on a risk adjusted basis.

For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among long-term government bond markets. The most relevant long-term bond yield within each country serves as the expected return for each bond market. The portfolio managers tend to favor developed countries whose bonds have been identified as offering greater return for bearing inflation and interest rate risks.

The portfolio managers determine the relative value of equities versus bonds within a specific country market by comparing the expected returns for the country's equities and bonds. When assessing the relative valuation of equity versus bond markets, the portfolio managers are measuring the "risk premium" within a country, that is, whether there is, and, if so, how much of, an increased return for having investment exposure to asset classes that are perceived to be riskier. The portfolio managers then determine the allocation of the Fund's assets between the country's equity and bond markets.

The portfolio managers evaluate currencies on a relative valuation basis and overweight exposure to currencies that are undervalued and underweight exposure to currencies that are overvalued based on real interest rates, purchasing power parity, and other proprietary measures.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy. The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund. Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. The Fund also may purchase or sell securities on a forward commitment (including "TBA" (to be announced) basis). These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund may "sell short" securities and other instruments that it does not own, with the intention of purchasing them back later at a lower price, enabling the fund to profit if prices fall.. The portfolio managers, however, intend to employ financial instruments, such as futures, options, forward contracts, swaps and other derivative instruments, as an alternative to selling a security short. Short-selling is considered "leverage" and involves unlimited risk. The Fund also may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

PRINCIPAL RISKS OF INVESTING IN EACH FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        ALLOCATION RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        FOREIGN SECURITIES RISK
o        INDUSTRY CONCENTRATION RISK
o        INTEREST RATE RISK
o        ISSUER RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        NON-DIVERSIFICATION RISK
o        SHORT SALES RISK
o        TAX RISK
o        U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Funds will commence investment operations on or about the date of this prospectus. Therefore, performance information has not been presented for the Funds.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
                                                                                                     CLASS A
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         1.15%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                             0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.36%
---------------------------------------------------------------------------------------------- ---------------------

* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of each Fund. The example also assumes that each Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                               CLASS A
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $138
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $431
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF EACH FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of this risk.

The SAI has more information about each Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Mellon Capital Management Global Alpha Fund is Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund's portfolio are:

Helen Potter, CFA is a Managing Director, Asset Allocation for Mellon Capital where she has managed investment portfolios since 1996. Prior to joining Mellon Capital, Ms. Potter held research and portfolio management positions at Quantilogic Asset Management gaining extensive experience in the global asset allocation field. Ms. Potter manages all global and domestic asset allocation products and staff. She is responsible for articulating asset allocation strategies to clients and prospects, as well as participating in the refinement of current strategies and the development of new strategies.

Vassilis Dagioglu is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 11 years of investment experience and has been with Mellon Capital for 10 years. In 2006, Mr. Dagioglu was promoted to Director and in 2007 he was promoted to his current position as Managing Director. Mr. Dagioglu co-manages a team of portfolio managers implementing the firm's global asset allocation strategies. He is responsible for the design and implementation of global portfolio management analytical systems. Mr. Dagioglu holds an M.B.A. from University of California at Berkeley and prior to joining Mellon Capital, he designed and implemented financial information systems for IBM Global Services and Sybase.

James Stavena is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 17 years of investment experience and has been with Mellon Capital for 11 years. In 2006, Mr. Stavena was promoted to Director and in 2007 he was promoted to his current position as Managing Director. Mr. Stavena oversees a team of portfolio managers responsible for global asset allocation, currency overlay and enhanced tactical asset allocation strategies. Mr. Stavena holds an M.B.A. from Rice University and prior to joining Mellon Capital, he was a derivatives portfolio manager with CS First Boston and HSBC Midland Bank.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in each Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/OPPENHEIMER GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Oppenheimer Global Growth Fund is to seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund attempts to achieve its objective by investing primarily in common stocks of companies in the U.S and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries.

The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

     o Stocks of small-, medium- and large-cap growth oriented companies worldwide.
     o Companies that stand to benefit from global growth trends at attractive valuations.
     o Businesses with strong competitive positions and high demand for their products or services.
     o Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

The Fund can invest in a number of different kinds of "derivative" instruments to seek increased returns or to try to hedge investment risks. It does not do so currently to a significant degree. In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures and forward contracts are examples of derivatives.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CURRENCY RISK
o        CYCLICAL OPPORTUNITIES RISK
o        DERIVATIVES RISK
o        EMERGING MARKET RISK
o        FOREIGN SECURITIES RISK
o        GROWTH INVESTING RISK
o        INDUSTRY CONCENTRATION RISK
o        LEVERAGING RISK
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK
o        SMALL CAP INVESTING RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-22.33%     40.56%     17.93%     13.74%     16.96%     6.33%     -40.86%
-------------------------------------------------------------------------
2002        2003       2004       2005       2006       2007       2008

In the period shown in the chart, the Fund's highest quarterly return was 20.48% (2nd quarter of 2003) and its lowest quarterly return was -22.28% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
----------------------------------------------------------------------------- ------------------- ----------------- ----------------
                                                                                    1 year             5 year        Life of Fund*
----------------------------------------------------------------------------- ------------------- ----------------- ----------------
JNL/Oppenheimer Global Growth Fund (Class A)                                       -40.86%             -0.27%            -0.02%
MSCI World Index                                                                   -40.71%             -0.51%            -1.02%
----------------------------------------------------------------------------- ------------------- ----------------- ----------------

* The Fund began operations on April 30, 2001. The MSCI World Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                          0.84%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                              0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         0.02%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                   1.06%
---------------------------------------------------------------------------------------------- ----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                           $108
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                          $337
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                          $585
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                       $1,294
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). SECURITY
SELECTION CRITERIA. In selecting securities for the Fund, the Fund's portfolio manager looks primarily for foreign and U.S. companies with high growth potential. The portfolio manager uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part. The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

o Stocks of small-, medium- and large-capitalization growth-oriented companies worldwide;
o    Companies that stand to benefit from global growth trends;
o Businesses with strong competitive positions and high demand for their products or services; and/or
o Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of various business sectors. The trends, or global "themes," currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

SPECIAL SITUATIONS. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Oppenheimer Global Growth Fund is OppenheimerFunds, Inc. ("Oppenheimer"), located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

The portfolio manager of the Fund is Rajeev Bhaman, Senior Vice President of Oppenheimer. He is the person principally responsible for the day-to-day management of the Fund's portfolio. Mr. Bhaman has been a manager of the Fund since August 2004 and a Portfolio Manager at Oppenheimer since January 1997. Prior to joining Oppenheimer in 1996, Mr. Bhaman was employed at Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales. Mr. Bhaman holds a B.A. and an M.B.A. from Cornell University as well as an M.B.A. in International Business from Katholieke Universiteit te Leuven in Belgium. He has earned the right to use the Chartered Financial Analyst designation.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled "More About the Funds".

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/PAM ASIA EX-JAPAN FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PAM Asia ex-Japan Fund is long-term total return.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective of long-term capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintains their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region. The Asia ex-Japan region includes, but is not limited to, the following countries:
Korea; Taiwan; Hong Kong; Philippines; Thailand; Malaysia; Singapore; Indonesia; People's Republic of China; India; Pakistan and Vietnam. The Fund may also invest in depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser's research, while underweighting or avoiding those that appear relatively overvalued.

The Fund can invest in a number of different kinds of "derivative" instruments to seek increased returns, or for efficient portfolio management or for hedging purposes. It does not currently invest in derivatives to a significant degree. In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures and forward contracts are examples of derivatives.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

o        ACCOUNTING RISK
o        ASIA EX-JAPAN CONCENTRATION RISK
o        CONVERTIBLE SECURITIES RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        CYCLICAL OPPORTUNTIES RISK
o        DERIVATIVES RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        INVESTMENTS IN IPOS
o        INVESTMENT STRATEGY RISK
o        INVESTMENT STYLE RISK
o        ISSUER RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        NON-DIVERSIFICATION RISK
o        PORTFOLIO TURNOVER
o        VALUE INVESTING RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-50.09%
-------
2008

In the periods shown in the chart, the Fund's highest quarterly return was -7.69% (2nd quarter of 2008) and its lowest quarterly return was -23.88% (3rd quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
---------------------------------------------------------------------------------------------- ----------------- -------------------
                                                                                                    1 year          Life of Fund*
---------------------------------------------------------------------------------------------- ----------------- -------------------
JNL/PAM Asia ex-Japan Fund (Class A)                                                                 -50.09%           -48.35%
MSCI Asia ex-Japan Index                                                                             -52.23%           -49.76%
---------------------------------------------------------------------------------------------- ----------------- -------------------

* The Fund began operations on December 3, 2007.

The MSCI Asia ex-Japan Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the Asia ex-Japan region.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee*                                                                        1.05%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses**                                                                     0.05%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  1.31%
--------------------------------------------------------------------------------------------- -----------------------

* The management/administrative fee has been restated to reflect that effective July 1, 2008, the administrative fee was reduced to the level shown in the table above. ** Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                           $133
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                          $415
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                          $718
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                       $1,579
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser for the JNL/PAM Asia ex-Japan Fund is Prudential Asset Management (Singapore) Limited ("PAM Singapore"), located at 30 Cecil Street, #20 - 01 Prudential Tower, Singapore 049712. PAM Singapore is an affiliate of the investment adviser to the Trust and is an indirect wholly owned subsidiary of Prudential plc (the "Group"), a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Kannan Venkataramani is a Regional Portfolio Manager at PAM Singapore and manages a wide range of regional products for retail and institutional clients. Kannan joined PAM Singapore in February 2007. Kannan joined the Hong Kong affiliate of PAM Singapore in 2002, where he covered India, Indonesia, the Philippines and Taiwan and also managed several country-focused and regional portfolios. Prior to joining the Hong Kong affiliate of PAM Singapore, Kannan was a Portfolio Manager at the Group's asset management joint venture in India, focusing on the Indian equities market. Kannan has over 13 years of investment experience. Kannan has a MBA (post graduate Diploma in Management) from the prestigious Indian Institute of Management, Ahmedabad, India and a degree in Electronic and Communication Engineering from Anna University India. He is also a Chartered Financial Analyst (CFA) Charterholder. Kannan has been the portfolio manager since the Fund's inception.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Trust's Semi-Annual Report dated June 30, 2009.

JNL/PAM CHINA-INDIA FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PAM China-India Fund is long-term total return.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purposes), in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People's Republic of China and India where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintain their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser's research, while underweighting or avoiding those that appear relatively overvalued.

The investments of the Fund include, but are not limited to, listed securities in the regulated market, which operates regularly and is recognized, depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings.

The Fund can invest in a number of different kinds of "derivative" instruments to seek increased returns, or for efficient portfolio management or for hedging purposes. It does not currently invest in derivatives to a significant degree. In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures and forward contracts are examples of derivatives.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as the following:

o        ACCOUNTING RISK
o        CHINA AND INDIA COUNTRY SPECIFIC RISKS
o        CONVERTIBLE SECURITIES RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        CYCLICAL OPPORTUNTIES RISK
o        DERIVATIVES RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        INVESTMENTS IN IPOS
o        INVESTMENT STRATEGY RISK
o        INVESTMENT STYLE RISK
o        ISSUER RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        NON-DIVERSIFICATION RISK
o        PORTFOLIO TURNOVER
o        VALUE INVESTING RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-57.62%
-------
2008

In the periods shown in the chart, the Fund's highest quarterly return was -13.25% (2nd quarter of 2008) and its lowest quarterly return was -24.06% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
---------------------------------------------------------------------------------------------- ----------------- -------------------
                                                                                                    1 year          Life of Fund*
---------------------------------------------------------------------------------------------- ----------------- -------------------
JNL/PAM China-India Fund (Class A)                                                                   -57.62%            -54.84%
MSCI China Index                                                                                     -50.83%            -50.29%
MSCI India Index                                                                                     -64.64%            -59.87%
MSCI Composite Index                                                                                 -57.91%            -54.90%
---------------------------------------------------------------------------------------------- ----------------- -------------------

* The Fund began operations on December 3, 2007.

The MSCI China Index and MSCI India Index are free float-adjusted market capitalization weighted indices that are designed to measure the equity market performance of China and India, respectively. The MSCI Composite Index is a hypothetical representation of the performance of the MSCI China Index and MSCI India Index. The index weightings of MSCI Composite Index are MSCI China India, 50% and MSCI India Index, 50%.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee*                                                                        1.10%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.08%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses**                                                                     0.08%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  1.46%
--------------------------------------------------------------------------------------------- -----------------------

* The management/administrative fee has been restated to reflect that effective July 1, 2008, the administrative fee was reduced to the level in the table above. ** Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                           $149
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                          $462
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                          $797
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                       $1,746
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser for the JNL/PAM China-India Fund is Prudential Asset Management (Singapore) Limited ("PAM Singapore"), located at 30 Cecil Street, #20 - 01 Prudential Tower, Singapore 049712. PAM Singapore is an affiliate of the investment adviser to the Trust and is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

DR Rao has been an Investment Director at PAM Singapore since February 2007 and specializes in Indian equities. In June 2005, Mr. Rao joined the Hong Kong affiliate of PAM Singapore as Portfolio Manager. From August 2002 until June 2005, he was at the Abu Dhabi Investment Authority as an Analyst from August 2002 through June 2003 and as a Senior Analyst from June 2003 through June 2005, managing an Indian equities portfolio. He has over 13 years of investment experience. Mr. Rao holds a Post Graduate Diploma in Management (MBA equivalent) from the Indian Institute of Management, Calcutta, India and graduated from Osmania University, Hyderabad, India with a Bachelor of Electrical Engineering degree. He is also a Chartered Financial Analyst (CFA) Charterholder. Mr. Rao has been the portfolio manager since the inception of the Fund.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Trust's Semi-Annual Report dated June 30, 2009.

JNL/PIMCO REAL RETURN FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PIMCO Real Return Fund is to seek maximum real return, consistent with preservation of real capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks its investment objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index. For these purposes, in calculating the Fund's average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund's total assets. The Fund is non-diversified, which means it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

The Fund may invest all of its assets in derivative instruments, such as futures, options, forward contracts or swap agreements, or in mortgage or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred stocks.

Consistent with the Fund's investment policies, the Fund may invest in "Fixed Income Instruments", which as used by this Fund include:

     o Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");
     o Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
     o    Mortgage-backed and other asset-backed securities;
     o    Inflation-indexed bonds issued both by governments and corporations;
     o Structured notes, including hybrid or "indexed" securities, and event-linked bonds:
     o    Loan participations and assignments;
     o    Delayed funding loans and revolving credit facilities;
     o Bank certificates of deposit, fixed time deposits and bankers' acceptances;
     o    Repurchase agreements and reverse repurchase agreements;
     o Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
     o Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
     o    Obligations of international agencies or supranational entities.

The Fund may invest in derivatives based on Fixed Income Instruments.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        CONVERTIBLE SECURITIES RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKET RISK
o        FOREIGN SECURITIES RISK
o        HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
o        INTEREST RATE RISK
o        INVESTMENT STRATEGY RISK
o        ISSUER RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
o        NON-DIVERSIFICATION RISK
o        PORTFOLIO TURNOVER
o        PREPAYMENT RISK
o        SHORT SALES RISK
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS
o        U.S. GOVERNMENT SECURITIES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-3.73%
------
2008

In the periods shown in the chart, the Fund's highest quarterly return was 5.77% (1st quarter of 2008) and its lowest quarterly return was -4.89% (3rd quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------------------- ----------------- --------------------
                                                                                                   1 year          Life of Fund*
--------------------------------------------------------------------------------------------- ----------------- --------------------
JNL/PIMCO Real Return Fund (Class A)                                                                -3.73%              3.39%
Barclays Capital U.S. TIPS Index                                                                    -2.35%              4.49%
--------------------------------------------------------------------------------------------- ----------------- --------------------

* The Fund began operations on January 16, 2007.

The Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $500 million par amount outstanding.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.60%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  0.81%
--------------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                             $83
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                           $259
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                           $450
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                        $1,002
-------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Fund to additional risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/PIMCO Real Return Fund is Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP"). Allianz SE is the indirect owner of AGI LP. Allianz SE is an European-based, multinational insurance and financial services holding company. As of December 31, 2008, PIMCO had assets under management of $747 billion.

Mihir Worah is an Executive Vice President, portfolio manager, and member of the government and derivatives desk. Since November 2007, Mr. Worah has been primarily responsible for the day-to-day management of the Fund. He joined PIMCO in 2001 as a member of the analytics team and worked on term structure modeling and options pricing. Previously Mr. Worah was a post-doctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. He has a Ph.D. in theoretical physics from the University of Chicago and is the author of numerous scientific papers.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled "More About the Funds".

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/PIMCO TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PIMCO Total Return Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities ("junk bonds") rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-Adviser to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund's total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Consistent with the Fund's investment policies, the Fund may invest in "Fixed Income Instruments", which as used in this Prospectus includes:

     o Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");

     o Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

     o    Mortgage-backed and other asset-backed securities;

     o    Inflation-indexed bonds issued both by governments and corporations;

     o    Structured   notes,   including   hybrid  or   "indexed"   securities,
          event-linked bonds;

     o    Loan participations and assignments;

     o    Delayed funding loans and revolving credit facilities;

     o Bank certificates of deposit, fixed time deposits and bankers' acceptances;

     o    Repurchase agreements and reverse repurchase agreements;

     o Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

     o Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

     o    Obligations of international agencies or supranational entities.

The Fund may invest in derivatives based on Fixed Income Instruments.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        CONVERTIBLE SECURITIES RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKET RISK
o        FOREIGN SECURITIES RISK
o        HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
o        INTEREST RATE RISK
o        INVESTMENT STRATEGY RISK
o        ISSUER RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
o        PORTFOLIO TURNOVER
o        PREPAYMENT RISK
o        SHORT SALES RISK
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS
o        U.S. GOVERNMENT SECURITIES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-0.26%     11.75%     9.52%     8.85%     4.78%     4.45%     2.40%     3.38%     8.25%     0.40%
-------------------------------------------------------------------------------------------------
1999       2000       2001      2002      2003      2004      2005      2006      2007      2008


In the period shown in the chart, the Fund's highest quarterly return was 6.14% (3rd quarter of 2001) and its lowest quarterly return was -3.54% (3rd quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
---------------------------------------------------------------------------- --------------------- ----------------- ---------------
                                                                                    1 year              5 year          10 year*
---------------------------------------------------------------------------- --------------------- ----------------- ---------------
JNL/PIMCO Total Return Bond Fund (Class A)                                           0.40%              3.73%             5.27%
Barclays Capital U.S. Aggregate Bond Index                                           5.24%              4.65%             5.63%
---------------------------------------------------------------------------- --------------------- ----------------- ---------------

* The Fund began operations on March 2, 1998.

The Barclays Capital U.S. Aggregate Bond Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.60%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  0.81%
--------------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                             $83
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                           $259
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                           $450
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                        $1,002
-------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). The Fund seeks to consistently add value relative to the Barclays Capital U.S. Aggregate Bond Index, while keeping risk equal to or less than that index. In managing the Fund, the Sub-Adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration that approximates that of the Barclays Capital U.S. Aggregate Bond Index.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/PIMCO Total Return Bond Fund is Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP"). Allianz SE is the indirect owner of AGI LP. Allianz SE is an European-based, multinational insurance and financial services holding company. As of December 31, 2008, PIMCO had assets under management of $747 billion.

William H. Gross, CFA, managing director, portfolio manager, and chief investment officer, was a founding partner of PIMCO in 1971. Mr. Gross has had responsibility for the day-to-day management of the Fund since the inception of the Fund. Mr. Gross has over thirty years of investment experience and is the author of BILL GROSS ON INVESTING. Mr. Gross has a bachelor's degree from Duke University and an MBA from the UCLA Graduate School of Business.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled "More About the Funds".

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/PPM AMERICA HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PPM America High Yield Bond Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities, commonly referred to as "junk bonds" and related investments. For purpose of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, including credit default swaps. The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum.

In light of the risks associated with such securities, the Sub-Adviser takes various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, these typically include the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer's management. With respect to derivative instruments, the Sub-Adviser also takes into consideration the credit-worthiness of the counterparty to the transaction. For sovereign debt instruments, these typically include the economic and political conditions within the issuer's country, the issuer's overall and external debt levels and debt service ratios, the issuer's access to capital markets and other sources of funding, and the issuer's debt service payment history. The Sub-Adviser also reviews the ratings, if any, assigned to the security by any recognized rating agencies, although the Sub-Adviser's judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Fund's ability to achieve its investment objectives may be more dependent on the Sub-Adviser's credit analysis than would be the case if it invested in higher quality debt securities.

In pursuing the Fund's secondary objective of capital appreciation, the Sub-Adviser looks for those companies that the Sub-Adviser believes have the highest potential for improving credit fundamentals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKET RISK
o        FOREIGN SECURITIES RISK
o        HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
o        INTEREST RATE RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        PREPAYMENT RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

As of April 30, 2007, PPM America, Inc. replaced Western Asset Management Company as the Sub-Adviser for the Fund. As of May 1, 2006, Western Asset Management Company replaced Salomon Brothers Asset Management Inc. as the Sub-Adviser for the Fund. Performance shown for the prior periods reflect the results achieved by the prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-1.76%     -4.67%     5.33%     5.76%     25.79%     8.22%     1.69%     10.51%     -1.10%     -30.75%
------------------------------------------------------------------------------------------------------
1999        2000      2001      2002      2003       2004      2005      2006        2007       2008

In the period shown in the chart, the Fund's highest quarterly return was 8.83% (2nd quarter of 2003) and its lowest quarterly return was -19.99% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------- --------------- ----------------- -------------------
                                                                                1 year           5 year            10 year*
--------------------------------------------------------------------------- --------------- ----------------- -------------------
JNL/PPM America High Yield Bond Fund (Class A)                                   -30.75%         -3.59%              0.89%
Merrill Lynch High Yield Master II Constrained Index                             -26.11%         -0.89%              2.13%
--------------------------------------------------------------------------- --------------- ----------------- -------------------

* The Fund began operations on March 2, 1998. The Citigroup High Yield Index is a broad-based, unmanaged index.

The Merrill Lynch High Yield Master II Constrained Index is a subset of the Merrill Lynch High Yield Master II Index, and bonds are capitalization weighted and total allocations per issuer are capped at 2%.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                          0.58%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                              0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         0.01%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                       0.03%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                   0.82%
---------------------------------------------------------------------------------------------- ----------------------

* Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------------ ----------------------
EXPENSE EXAMPLE                                                                                   CLASS A
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
1 Year                                                                                               $84
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
3 Years                                                                                             $262
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
5 Years                                                                                             $455
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
10 Years                                                                                          $1,014
------------------------------------------------------------------------------------------ ----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). FOREIGN SECURITIES. The Fund may invest in foreign securities, such as obligations issued or guaranteed by foreign governmental authorities, debt obligations of supranational organizations and fixed-income securities of foreign corporate issuers.

ZERO-COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES. The Fund may invest without limit in zero coupon securities, pay-in-kind bonds and deferred payment securities, which involve special risk considerations. In particular, zero coupon securities fluctuate more in value in response to a change in interest rates than do bonds that pay current interest.

LOANS, EQUIPMENT LEASES, TRUST CERTIFICATES AND LIMITED PARTNERSHIP INTERESTS. The Fund may invest in fixed- and floating-rate loans, including loan participations and assignments. The Fund may invest up to 10% of its total assets in either (i) equipment lease or trust certificates and conditional sales contracts or (ii) limited partnership interests.

EQUITY SECURITIES. The Fund may also invest up to 20% of its total assets in equity securities (other than preferred stock, in which the Fund may invest without limit), typically equity investments acquired as a result of purchases of fixed-income securities.

PORTFOLIO MATURITY. The Sub-Adviser has discretion to select the range of maturities of the fixed-income securities in which the Fund may invest. The Sub-Adviser anticipates that, under current market conditions, the Fund will have average portfolio life of 6 to 12 years. However, the average portfolio life may vary substantially from time to time depending on economic and market conditions.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/PPM America High Yield Bond Fund is PPM America, Inc. ("PPM"), located at 225 West Wacker Drive, Chicago, Illinois 60606. As of December 31, 2008, PPM, an affiliate of the investment adviser to the Trust, managed approximately $59.7 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Anthony Balestrieri, Senior Managing Director and Scott B. Richards, Senior Managing Director, manage the assets of the Fund. Mr. Balestrieri and Mr. Richards review portfolio holdings, discuss purchase and sale activity, and adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. As of September 30, 2008, PPM's Public Fixed Income Group managed approximately $38.4 billion in assets, including approximately $4.2 billion in high yield bond assets for various institutional clients based in the U.S. and abroad. Mr. Balestrieri and Mr. Richards share the ultimate decision making responsibility for the portfolio determinations.

Anthony Balestrieri is a Senior Managing Director and Portfolio Manager of PPM, and is responsible for managing or supervising over $17.3 billion in public investment grade, high yield, securitized and other fixed income investments. Mr. Balestrieri has over twenty years of investment industry experience. From May 1998 until to joining PPM in June 2003, Mr. Balestrieri was Director of Fixed Income at Merrill Lynch Investment Managers, where he was responsible for the oversight of $16 billion in institutional fixed income assets. Prior to May 1998, Mr. Balestrieri was a Senior Vice President at Mitchell Hutchins Asset Management responsible for the Short-Term Strategies Group. Mr. Balestrieri earned a B.A. in Economics and Business/Government and Law from Lafayette College. Mr. Balestrieri has been the portfolio manager since April 30, 2007.

Scott B. Richards is a Senior Managing Director and Portfolio Manager, and is responsible for managing over $2 billion in high yield assets for PPM clients. Mr. Richards has over twenty-five years of investment experience, and joined PPM in June 2008. Prior to joining PPM, Mr. Richards was Senior High Yield Portfolio Manager responsible for all global below investment grade securities for State Street Global Advisers. Prior to joining State Street Global Advisers in October 2006, Mr. Richards was a senior portfolio manager and co-head of high yield at MFS Investment Management and, prior to 2004, Mr. Richards was head of the high yield group at Liberty Funds, a portfolio manager at State Street Research, and an analyst and director of high yield research at Wellington Management Company. Mr. Richards earned a B.A. in Applied Economics from Cornell University and a M.B.A. from the Amos Tuck School at Dartmouth, and is a Chartered Financial Analyst.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/PPM AMERICA MID CAP VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PPM America Mid Cap Value Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell MidCap Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.
The capitalization range of the Russell MidCap Index is currently between $24 million and $14.5 billion. Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are under priced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The Sub-Adviser generally relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        CONVERTIBLE SECURITIES RISK
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK
o        VALUE INVESTING RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                           0.85%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                               0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                          0.01%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                        0.02%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                    1.08%
---------------------------------------------------------------------------------------------- ----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                            $110
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                           $343
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                           $595
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                        $1,317
--------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/PPM America Mid Cap Value Fund is PPM America, Inc. ("PPM"), located at 225 West Wacker Drive, Chicago, Illinois 60606. As of December 31, 2008, PPM, an affiliate of the investment adviser to the Trust, managed approximately $59.7 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. PPM's Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $3.9 billion in assets, including approximately $3.3 billionin large cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982. Mr. Brody has been the portfolio manager since the inception of the Fund.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM's Equity products. Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago's trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since the inception of the Fund.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group. Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting
(MAC) from the University of North Carolina at Chapel Hill. He earned his MBA from Cornell University in 1997. Mr. Moran is a Certified Public Accountant. He completed the Chartered Financial Analyst program in 2001. Mr. Moran has been the portfolio manager since the inception of the Fund.

Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team. Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management. Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst. Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management. He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton. Mr. McCloskey completed the Chartered Financial Analyst program in 1997.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/PPM AMERICA SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PPM America Small Cap Value Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations of between $15.8 million (or the bottom of the current S&P 600 range) and $2.5 billion under normal market conditions at the time of initial purchase. The range will vary with market conditions over time.. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are under priced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The Sub-Adviser generally relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        CONVERTIBLE SECURITIES RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        SMALL CAP INVESTING RISK
o        VALUE INVESTING RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                          0.85%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                              0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         0.01%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                       0.02%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                   1.08%
---------------------------------------------------------------------------------------------- ----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                            $110
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                           $343
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                           $595
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                        $1,317
--------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/PPM America Small Cap Value Fund is PPM America, Inc. ("PPM"), located at 225 West Wacker Drive, Chicago, Illinois 60606. As of December 31, 2008, PPM, an affiliate of the investment adviser to the Trust, managed approximately $59.7 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. PPM's Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $3.9 billion in assets, including approximately $3.3 million in small cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982. Mr. Brody has been the portfolio manager since the inception of the Fund.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM's Equity products. Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago's trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since the inception of the Fund.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group. Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting
(MAC) from the University of North Carolina at Chapel Hill. He earned his MBA from Cornell University in 1997. Mr. Moran is a Certified Public Accountant. He completed the Chartered Financial Analyst program in 2001. Mr. Moran has been the portfolio manager since the inception of the Fund.

Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team. Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management. Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst. Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management. He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton. Mr. McCloskey completed the Chartered Financial Analyst program in 1997.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/PPM AMERICA VALUE EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PPM America Value Equity Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index. The capitalization range of the S&P 500 Index is currently between $489 million and $406.1 billion. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities. For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

o        CONVERTIBLE SECURITIES RISK
o        MARKET RISK
o        VALUE INVESTING RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of January 16, 2007, PPM America, Inc. replaced Putnam Investment Management, LLC as the Sub-Adviser for the Fund. Performance shown for the period from May 1, 1997 to January 16, 2007 reflects the results achieved by the prior Sub-Adviser.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-1.04%     6.96%     -6.32%     -19.87%     24.55%     9.76%     4.91%     13.03%     -5.63%     -47.21%
--------------------------------------------------------------------------------------------------------
1999       2000       2001       2002       2003       2004      2005      2006        2007       2008

In the periods shown in the chart, the Fund's highest quarterly return was 17.37% (2nd quarter of 2003) and its lowest quarterly return was -24.11% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
----------------------------------------------------------------------- ------------------- -------------------- -------------------
                                                                              1 year              5 year              10 year*
----------------------------------------------------------------------- ------------------- -------------------- -------------------
JNL/PPM America Value Equity Fund (Class A)                                  -47.21%              -8.28%               -4.33%
S&P 500 Index                                                                -37.00%              -2.19%               -1.38%
S&P500/Citigroup Value Index                                                 -39.22%              -1.63%                0.14%
----------------------------------------------------------------------- ------------------- -------------------- -------------------

* The Fund began operations on May 15, 1995. As of January 16, 2007, PPM America, Inc., replaced Putnam Investment Management, LLC as Sub-Adviser for the Fund. Performance shown for the period from May 1, 1997 to January 16, 2007 reflects the results achieved by the prior Sub-Adviser.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The S&P500/Citigroup Value Index is an unmanaged, capitalization-weighted index composed of stocks of the S&P 500 with low price-to-book ratio relative to the S&P 500 as a whole. Effective December 2008, for consistency with the Fund's strategy, the Fund replaced the S&P 500 Index with the S&P 500/Citigroup Value Index as its benchmark.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS A
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           0.65%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                               0.20%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          0.01%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    0.86%
----------------------------------------------------------------------------------------------- ---------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                CLASS A
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                           $88
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                         $274
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                         $477
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                      $1,061
-------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/PPM America Value Equity Fund is PPM America, Inc. ("PPM"), located at 225 West Wacker Drive, Chicago, Illinois 60606. As of December 31, 2008, PPM, an affiliate of the investment adviser to the Trust, managed approximately $59.7 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. PPM's Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $3.9 billion in assets, including approximately $3.3 billion in large cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982. Mr. Brody has been the portfolio manager since January 16, 2007.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM's Equity products. Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago's trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since January 16, 2007.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group. Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting
(MAC) from the University of North Carolina at Chapel Hill. He earned his MBA from Cornell University in 1997. Mr. Moran is a Certified Public Accountant. He completed the Chartered Financial Analyst program in 2001. Mr. Moran has been the portfolio manager since January 16, 2007.

Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team. Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management. Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst. Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management. He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton. Mr. McCloskey completed the Chartered Financial Analyst program in 1997.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/RED ROCKS LISTED PRIVATE EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Red Rocks Listed Private Equity Fund is to seek to maximum total return.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies ("Listed Private Equity Companies"), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicles whose purpose is to invest in privately held companies.

The Sub-Adviser selects investments from the private equity company universe using quantitative and qualitative historical results and commonly used financial measurements such as: price-to-book, price-to-sales, price-to-earnings, return on equity and balance sheet analysis. In addition, the Sub-Adviser observes the depth and breadth of company management, including management turnover. The Sub-Adviser looks to allocate the portfolio amongst industry sectors, geographic locations, stage of investment, and capital structures.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        ACCOUNTING RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        FOREIGN SECURITIES RISK
o        INDUSTRY CONCENTRATION RISK
o        LIQUIDITY RISK
o        MANAGED PORTFOLIO RISK
o        MARKET RISK
o        NON-DIVERSIFICATION RISK
o        PRIVATE EQUITY RISK
o        SECTOR RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund has less than one calendar year of performance.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                           1.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                               0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                          0.02%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                        1.41%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                    2.63%
---------------------------------------------------------------------------------------------- ----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances. Amounts are estimated for the current fiscal year and may differ from those estimates.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                            $266
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                           $817
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                         $1,395
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                        $2,964
--------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks include:

     o    PORTFOLIO TURNOVER
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Red Rocks Listed Private Equity Fund is Red Rocks Capital LLC ("RRC") located at 603 Park Point Drive, Suite 200, Golden, Colorado 80401-7587. RRC is the creator, manager and owner of the Listed Private Equity Index, International Listed Private
Equity Index and Global Listed Private Equity Index. RRC also has extensive investment experience and has developed proprietary research on the universe of Listed Private Equity Companies.

Adam Goldman, Portfolio Manager of the Fund, is a Co-Founder and Managing Partner of Red Rocks Capital LLC, from 2003 to the present. Previously, he served as a General Partner and Managing director in four separate venture funds with Centennial Ventures, Denver, Colorado, investing and managing approximately $1 billion in committed capital from 1992 through 2002.

Mark Sunderhuse, Portfolio Manager of Fund, is a Co-Founder and Managing Partner of Red Rocks Capital LLC, from 2003 to the present. Previously, he was a Portfolio Manager and Partner with Berger Financial, in Denver, Colorado, from 1998 - 2001.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/SELECT BALANCED FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Select Balanced Fund is reasonable income and long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund's holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents. Changes between the two asset classes will generally be made gradually based on the managers' long-term perspective and assessment of business, economic, and market projections.

In choosing equity securities, the Sub-Adviser employs a "bottom-up" stock selection process that utilizes proprietary fundamental research to identify primarily large capitalization companies with a value orientation or out of favor growth stocks. The Fund typically focuses on dividend-paying companies.

With respect to fixed-income investments, the Fund emphasizes investment-grade, fixed-income securities, including obligations of the U.S. government and its agencies, corporate bonds, asset-backed securities, and mortgage-backed securities.

Generally the Fund will sell any fixed income securities downgraded below investment grade within a reasonable period of time.

The Fund may invest up to 15% of its assets in foreign equity and fixed income securities. Generally the foreign fixed income securities in which the Fund will invest will be dollar denominated bonds issued by foreign governments and corporations.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        FOREIGN SECURITIES RISK
o        INTEREST RATE RISK
o        MARKET RISK
o        PREPAYMENT RISK
o        U.S. GOVERNMENT SECURITIES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Wellington Management Company, LLP has been serving as the Sub-Adviser to this Fund since October 4, 2004. Returns shown for the period prior to that date reflect the results achieved by a prior Sub-Adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-0.11%     8.25%     10.57%     -1.93%     21.57%     10.88%     5.30%     13.65%     7.49%     -20.79%
-------------------------------------------------------------------------------------------------------
1999       2000      2001        2002      2003       2004       2005      2006       2007       2008

In the periods shown in the chart, the Fund's highest quarterly return was 12.67% (2nd quarter of 2003) and its lowest quarterly return was -11.46% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
------------------------------------------------------------------------ ----------------- -------------------- --------------------
                                                                              1 year             5 year              10 year*
------------------------------------------------------------------------ ----------------- -------------------- --------------------
JNL/Select Balanced Fund (Class A)                                            -20.79%             2.47%               4.87%
S&P 500 Index                                                                 -37.00%            -2.19%              -1.38%
Barclays Capital U.S. Aggregate Bond Index                                      5.24%             4.65%               5.63%
------------------------------------------------------------------------ ----------------- -------------------- --------------------

* The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by Phoenix Investment Counsel, Inc. Prior to October 4, 2004, the Fund was managed by PPM America, Inc. The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Barclays Capital U.S.Aggregate Bond Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- ------------------------
                                                                                                  CLASS A
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
Management/Administrative Fee                                                                     0.57%
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
12b-1 Fee                                                                                         0.20%
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
Other Expenses                                                                                    0.01%
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
Acquired Fund Fees and Expenses*                                                                  0.01%
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
Total Annual Fund Operating Expenses                                                              0.79%
----------------------------------------------------------------------------------------- ------------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                             $81
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                           $252
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                           $439
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                          $978
---------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). The JNL/Select Balanced Fund invests primarily in common stocks and fixed-income securities. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks include:

o        DERIVATIVES RISK
o        LEVERAGING RISK
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Select Balanced Fund is Wellington Management Company, LLP ("Wellington Management"). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2008, Wellington Management had investment management authority with respect to approximately $420 billion in assets.

Edward P. Bousa, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the equity component of the Fund since October 2004. Mr. Bousa joined Wellington Management as an investment professional in 2000. John C. Keogh, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager for the fixed income component of the Fund since October 2004. Mr. Keogh joined Wellington Management as an investment professional in 1983.

Christopher L. Gootkind, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the corporate portion of the fixed income component of the Fund since February 2006. Mr. Gootkind joined Wellington Management as investment professional in 2000.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/SELECT MONEY MARKET FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Select Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less. The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including:

     o Obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments;
     o Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. and foreign banks and other lending institutions;
     o Commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities);
     o Obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and
     o Repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The Sub-Adviser's investment approach combines top-down analysis with fundamental bottom-up security selection. The manager considers factors such as the anticipated level of interest rates and the maturity of individual securities to determine the Fund's overall weighted average maturity. The overall weighted average maturity of the Fund's investments is 90 days or fewer.

The Sub-Adviser manages the Fund to meet the requirements of Rule 2a-7 under the 1940 Act, including those as to quality, diversification and maturity. The Fund may invest more than 25% of its assets in the banking industry.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund. While the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself. A variety of factors may influence its investment performance, such as the following:

o        CREDIT RISK
o        FOREIGN SECURITIES RISK
o        MARKET RISK
o        RISK OF INVESTMENT IN BANKING INDUSTRY
o        U.S. GOVERNMENT SECURITIES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Wellington Management Company, LLP has been serving as the Sub-Adviser to this Fund since October 4, 2004. Returns shown for the period prior to that date reflect the results achieved by a prior Sub-Adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

4.67%     5.83%     3.45%     1.07%     0.46%     0.78%     2.71%     4.49%     4.76%     2.20%
-----------------------------------------------------------------------------------------------
1999      2000      2001      2002      2003      2004      2005      2006      2207      2008

In the periods shown in the chart, the Fund's highest quarterly return was 1.50% (4th quarter of 2000) and its lowest quarterly return was 0.09% (3rd and 4th quarter of 2003).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
------------------------------------------------------------------------------ ------------------ ---------------- -----------------
                                                                                    1 year            5 year           10 year*
------------------------------------------------------------------------------ ------------------ ---------------- -----------------
JNL/Select Money Market Fund (Class A)                                               2.20%              2.97%            3.02%
Merrill Lynch Treasury Bill Index (3 month)                                          1.51%              3.21%            3.37%
------------------------------------------------------------------------------ ------------------ ---------------- -----------------

* The Fund began operations on May 15, 1995. Prior to October 4, 2004, the Fund was managed by PPM America, Inc. The Fund attempts to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment. The 7-day yield of Class A on December 31, 2008, was 1.26%.

The Merrill Lynch Treasury Bill Index (3 month) is a broad-based unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ -------------------------
                                                                                                   CLASS A
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
Management/Administrative Fee                                                                       0.36%
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
12b-1 Fee                                                                                           0.20%
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
Other Expenses                                                                                      0.01%
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
Total Annual Fund Operating Expenses                                                                0.57%
------------------------------------------------------------------------------------------ -------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                          $58
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                         $183
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                         $318
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                        $714
------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

DIVIDENDS:

The JNL/Select Money Market Fund intends to maintain, to the extent practicable, a constant per share NAV of $1.00. The Fund expects to declare and pay dividends on a daily basis on each class so long as the income attributable to that class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see "PURCHASES, REDEMPTIONS AND PRICING OF SHARES" in the SAI. For a description of the allocation of expenses among fund share classes, see "Classes of Shares and Distribution Plans" in the prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share NAV of $1.00. When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.

THE SUB-ADVISER. The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP ("Wellington Management"). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2008, Wellington Management had investment management authority with respect to approximately 420 billion in assets.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/SELECT VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Select Value Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers. Foreign securities include (1) companies organized outside of the United States;
(2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks. The Fund's investment approach is based on the fundamental analysis of companies with large market capitalizations and estimated below-average valuation ratios. Fundamental analysis may include the assessment of company-specific factors such as its business environment, management quality, financial statements and outlook, dividends and other related measures of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions, but which the Sub-Adviser believes provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. Limited consideration is given to macroeconomic analysis in establishing sector and industry weightings.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        FOREIGN SECURITIES RISK
o        MARKET RISK
o        VALUE INVESTING RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Wellington Management Company, LLP has been serving as the Sub-Adviser to this Fund since October 4, 2004. Returns shown for the period prior to that date reflect the results achieved by a prior Sub-Adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

34.80%     14.77%     8.15%     20.86%     7.90%     -33.35%
------------------------------------------------------------
2003       2004       2005      2006       2007       2008

In the periods shown in the chart, the Fund's highest quarterly return was 19.83% (2nd quarter of 2003) and its lowest quarterly return was -19.22% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
------------------------------------------------------------------------------- --------------------- --------------- --------------
                                                                                       1 year             5 year       Life of Fund*
------------------------------------------------------------------------------- --------------------- --------------- --------------
JNL/Select Value Fund (Class A)                                                       -33.35%              1.53%             7.75%
Russell 1000 Value Index                                                               36.85%             -0.79%             5.09%
------------------------------------------------------------------------------- --------------------- --------------- --------------

* The Fund began operations on September 30, 2002. The Russell 1000 Value Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------- ----------------------
                                                                                                    CLASS A
-------------------------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                        0.63%
-------------------------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                            0.20%
-------------------------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                       0.00%
-------------------------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                     0.01%
-------------------------------------------------------------------------------------------- ----------------------
-------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                 0.84%
-------------------------------------------------------------------------------------------- ----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------- ----------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
1 Year                                                                                               $86
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
3 Years                                                                                             $268
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
5 Years                                                                                             $466
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
10 Years                                                                                          $1,037
-------------------------------------------------------------------------------------- ----------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Select Value Fund is Wellington Management Company, LLP ("Wellington Management"). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2008, Wellington Management had investment management authority with respect to approximately $420 billion in assets.

Karen H. Grimes, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the Fund since October 2004. Ms. Grimes joined Wellington Management as an investment professional in 1995.

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since January 2008. Mr. Link is an equity portfolio manager on the Value team and also focuses on the technology and media sectors for the team. Prior to joining Wellington Management in 2006, Mr. Link worked for Deutsche Asset Management in New York where he was the lead portfolio manager for various technology sector funds and manager of a team of globally-based technology analysts (2004 - 2006). Prior to that, Mr. Link worked at Franklin Templeton as an equity analyst and portfolio manager where he began his career as an equity analyst covering a variety of industries, including media, telecom services, pollution control, utilities, gaming, and lodging (1989 - 2003). Mr. Link received his MBA from the University of California, Berkeley and his BA in economics from the University of California, Davis. Mr. Link is also a CFA charterholder.

W. Michael Reckmeyer, III, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since January 2008. Mr. Reckmeyer is an equity portfolio manager on the Value team where his mandate is to focus his research effort on large capitalization, value-oriented stocks. While his research may include any industry, his primary areas of coverage are financial services and capital goods companies. Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/T. Rowe Price Established Growth Fund is long-term growth of capital and increasing dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in common stocks. The Fund concentrates its investments in well-established growth companies. The Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The Sub-Adviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. The Sub-Adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives. The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

In pursuing its investment objective, the Fund's Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        GROWTH INVESTING RISK
o        LEVERAGING RISK
o        MARKET RISK
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

21.77%     -0.34%     -10.23%     -23.33%     30.54%     9.89%     6.09%     13.70%     10.12%     -42.85%
----------------------------------------------------------------------------------------------------------
1999        2000       2001        2002       2003       2004      2005      2006       2007        2008

In the periods shown in the chart, the Fund's highest quarterly return was 19.20% (4th quarter of 1999) and its lowest quarterly return was -24.30% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
---------------------------------------------------------------------------- ---------------- ---------------- ---------------------
                                                                                 1 year           5 year             10 year*
---------------------------------------------------------------------------- ---------------- ---------------- ---------------------
JNL/T. Rowe Price Established Growth Fund (Class A)                              -42.85%          -3.55%             -0.94%
S&P 500 Index                                                                    -37.00%          -2.19%             -1.38%
Russell 1000 Growth Index                                                        -38.44%          -3.42%             -4.27%
---------------------------------------------------------------------------- ---------------- ---------------- ---------------------

* The Fund began operations on May 15, 1995.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000(R) Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market. Effective December 31, 2008, for consistency with the Fund's strategy, the Fund replaced the S&P 500 Index with the Russell 1000 Growth Index as its benchmark.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -----------------------
                                                                                                 CLASS A
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                     0.69%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                         0.20%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                    0.01%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                  0.01%
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                              0.91%
----------------------------------------------------------------------------------------- -----------------------

* Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                            $93
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                          $290
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                          $504
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                       $1,120
--------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). The JNL/T. Rowe Price Established Growth Fund invests most of its assets in common stocks of U.S. companies. However, the Fund may invest in other securities, including foreign securities, convertible securities, warrants, preferred stocks and corporate and government debt obligations, in keeping with Fund objectives.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings ("IPOs") or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/T. Rowe Price Established Growth Fund is T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. P. Robert Bartolo is chairman of the Committee, and has day-to-day portfolio management responsibilities over the Fund. Mr. Bartolo joined T. Rowe Price in 2002. He is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a portfolio manager and research analyst in the Equity Division. He is an executive vice president and chairman of the Investment Advisory Committee of the T. Rowe Price Growth Stock Fund. Prior to 2002, he was director of finance for MGM Mirage, Inc. Mr. Bartolo earned a B.S. in Accounting, cum laude, from the University of Southern California and an M.B.A. from the Wharton School of the University of Pennsylvania. He is a Certified Public Accountant and also has earned the Chartered Financial Analyst accreditation.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/T. ROWE PRICE MID-CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/T. Rowe Price Mid-Cap Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the Sub-Adviser expects to grow at a faster rate than the average company. The Sub-Adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the S&P MidCap 400 Index or the Russell MidCap(R) Growth Index - as of December 31, 2008, generally between $342 million and $41.7 billion. The market cap of companies in the Fund's portfolio and the S&P MidCap 400 and the Russell MidCap(R) Growth indices changes over time. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside this range. In addition, the Fund on occasion will purchase stock of some larger and smaller companies that have qualities consistent with the portfolio's core characteristics but whose market capitalization is outside the capitalization range of mid-cap companies.

Stock selection is based on a combination of fundamental bottom-up analysis in an effort to identify companies with superior long-term appreciation prospects. In addition, a portion of the portfolio will be invested using T. Rowe Price's fundamental research. The Portfolio will be broadly diversified, and this should help to mitigate the downside risk attributable to any single poorly-performing security on overall fund performance.

As Sub-Adviser to the Fund, T. Rowe Price generally selects stocks using a growth approach and looks for companies that have:

     o A demonstrated ability to consistently increase revenues, earnings and cash flow;
     o    Capable management;
     o Attractive business niches and operate in industries experiencing increasing demand;
     o    A sustainable competitive advantage;
     o    Proven products or services; or
     o    Stock prices that appear to undervalue their growth prospects.

In pursuing its investment objective, the Fund's Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        FOREIGN SECURITIES RISK
o        GROWTH INVESTING RISK
o        LEVERAGING RISK
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]
24.01%     7.16%     -1.49%     -21.93%     38.60%     18.03%     14.10%     6.76%     17.26%     -40.68%
---------------------------------------------------------------------------------------------------------
1999       2000       2001       2002       2003       2004       2005       2006      2007        2008

In the periods shown in the chart, the Fund's highest quarterly return was 21.17% (4th quarter of 2001) and its lowest quarterly return was -26.44% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
------------------------------------------------------------------------------- ------------------ --------------- -----------------
                                                                                     1 year            5 year          10 year*
------------------------------------------------------------------------------- ------------------ --------------- -----------------
JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)                                     -40.68%            0.00%            3.54%
S&P MidCap 400 Index                                                                -36.23%           -0.08%            4.46%
Russell MidCap(R) Growth Index                                                      -44.32%           -2.33%           -0.19%
------------------------------------------------------------------------------- ------------------ --------------- -----------------

* The Fund began operations on May 15, 1995.

The S&P MidCap 400 Index and the Russell MidCap(R) Growth Index are broad-based, unmanaged indices.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ ----------------------
                                                                                                  CLASS A
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
Management/Administrative Fee                                                                      0.81%
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
12b-1 Fee                                                                                          0.20%
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
Other Expenses                                                                                     0.01%
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
Acquired Fund Fees and Expenses*                                                                   0.02%
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
Total Annual Fund Operating Expenses                                                               1.04%
------------------------------------------------------------------------------------------ ----------------------

* Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------ ---------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
1 Year                                                                                           $106
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
3 Years                                                                                          $331
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
5 Years                                                                                          $574
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
10 Years                                                                                       $1,271
------------------------------------------------------------------------------------ ---------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). The Fund may also invest in securities other than U.S. common stocks, including foreign securities (up to 25% of its assets, excluding reserves), futures and options, convertible securities, and warrants, in keeping with Fund objectives.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    DERIVATIVES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings ("IPOs") or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/T. Rowe Price Mid-Cap Growth Fund is T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Brian W.H. Berghuis. Brian W.H. Berghuis, CFA, is Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Mid-Cap Growth Fund. He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager in the Equity Division. He is President of the T. Rowe Price Mid-Cap Growth Fund and Chairman of the fund's Investment Advisory Committee. He joined the firm in 1985. Brian earned an A.B. from Princeton University and an M.B.A. from Harvard Business School. He is a past President of the Baltimore Security Analysts Society. Brian has also earned the Chartered Financial Analyst accreditation.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/T. ROWE PRICE SHORT-TERM BOND FUND (FORMERLY, JNL/GOLDMAN SACHS SHORT DURATION BOND FUND)

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/T.  Rowe  Price
Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

PRINCIPAL INVESTMENT STRATEGIES. The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds. The Fund's average effective maturity will not exceed three years. The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser. The Fund may continue to hold a security that has been downgraded or loses its investment grade rating after purchase. Junk bond debt is not a principal investment risk for the Fund.

Within this broad structure, investment decisions reflect the Sub-Adviser's outlook for interest rates and the economy as well as the prices and yields of the various securities. For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund's program) that would provide higher yields and appreciation potential.

In keeping with the Fund's objective, it may also invest in securities, including futures, options, swaps, and other derivative-type instruments. Call or put options may be purchased or sold on securities, futures, financial indices, and foreign currencies. Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps (swaptions). Futures, options, and swaps may be used for a variety of purposes including but not limited to, manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit exposure.

The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Fund's securities may change after they are purchased, and this may cause the amount of the Fund's assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        DERIVATIVES RISK
o        EXTENSION RISK
o        FOREIGN SECURITIES RISK
o        INTEREST RATE RISK
o        LEVERAGING RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
o        PREPAYMENT RISK
o        U.S. GOVERNMENT SECURITIES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

T. Rowe Price Associates, Inc. has been serving as the Sub-Adviser to this Fund since September 28, 2009. Returns shown for the period prior to that date reflect the results achieved by a prior Sub-Adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

4.82%     -5.97%
----------------
2007       2008


In the periods shown in the chart, the Fund's highest quarterly return was 1.80% (3rd quarter of 2006) and its lowest quarterly return was 0.67% (2nd quarter of 2007).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
------------------------------------------------------------------------------------------ ----------------------- -----------------
                                                                                                   1 year            Life of Fund*
------------------------------------------------------------------------------------------ ----------------------- -----------------
JNL/T. Rowe Price Short-Term Bond Fund (Class A)                                                   -5.97%                 0.60%
Merrill Lynch 1-3 Year Treasury Index                                                               6.61%                 6.43%
Barclays Capital 1-3 Yr Government/Credit Index                                                     4.97%                 5.75%
------------------------------------------------------------------------------------------ ----------------------- -----------------

* The Fund began operations on May 1, 2006. Prior to September 28, 2009, the Fund was managed by Goldman Sachs Asset Management, L.P. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index consisting of all public U.S. Treasury obligations having maturities from 1 to 2.99 years and reflects total return. Barclays Capital 1-3 Yr Government/Credit Index measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with maturities of one to three years.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           0.54%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                        0.02%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    0.76%
------------------------------------------------------------------------------------------------ --------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $78
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                          $243
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                          $422
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                         $942
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/T. Rowe Price Short-Term Bond Fund is T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company, the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Edward A. Wiese. Mr. Wiese has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund's investment program. Mr.Wiese has been chairman of the committee since 1995. Since joining T. Rowe Price in 1984, Mr. Wiese's responsibilities have included managing multi-currency portfolios in London, managing the firm's taxable money market funds and overseeing the development and management of synthetic Guaranteed Investment Contract products.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/T. ROWE PRICE VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/T. Rowe Price Value Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund's Sub-Adviser regards as undervalued. Stock holdings are expected to consist primarily of large-company issues, but may also include mid-cap and small-cap companies. The Sub-Adviser's research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, the Sub-Adviser generally looks for the following:

     o Low price/earnings, price/book value, price/sales or price/cash flow ratios relative to the S&P 500 Index, the company's peers, or its own historic norm;

     o    Low stock price relative to a company's underlying asset values;

     o    Companies that may benefit from restructuring activities; and

     o    A sound balance sheet and other positive financial characteristics.

The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

In pursuing its investment objective, the Fund's Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        CONVERTIBLE SECURITIES RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        FOREIGN SECURITIES RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK
o        SMALL CAP INVESTING RISK
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS
o        VALUE INVESTING RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

0.78%     -16.84%     29.97%     15.12%     6.07%     20.11%     0.85%     -40.47%
----------------------------------------------------------------------------------
2001       2002       2003       2004       2005      2006       2007       2008

In the periods shown in the chart, the Fund's highest quarterly return was 17.89% (2nd quarter of 2003) and its lowest quarterly return was -27.56% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
-------------------------------------------------------------------------- ------------------ ------------------ -------------------
                                                                                1 year             5 year           Life of Fund*
-------------------------------------------------------------------------- ------------------ ------------------ -------------------
JNL/T. Rowe Price Value Fund (Class A)                                         -40.47%              -2.51%              0.88%
Russell 1000 Value Index                                                       -36.85%              -0.79%              0.82%
-------------------------------------------------------------------------- ------------------ ------------------ -------------------

* The Fund began operations on May 1, 2000. The Russell 1000 Value Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           0.75%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.01%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                        0.01%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    0.97%
------------------------------------------------------------------------------------------------ --------------------

* Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                CLASS A
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                            $99
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                          $309
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                          $536
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                       $1,190
-------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). OTHER INVESTMENTS. Although the Fund will invest primarily in common stocks, the Fund may invest in any type of security or instrument (including certain potentially high-risk derivatives) whose investment characteristics are consistent with the Fund's investment program. These may include:

     o    Futures and options;
     o    Preferred stocks;
     o    Convertible securities and warrants ;
     o    Fixed  income   securities,   including  lower  quality   (high-yield,
          high-risk bonds) commonly referred to as "junk bonds" (up to 10% of total assets), and bank debt
     o Hybrid instruments (up to 10% of total assets) which combine the characteristics of securities, futures and options ; and
     o    Private placements.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks include:

o        DERIVATIVES RISK
o        LEVERAGING RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings ("IPOs") or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/T. Rowe Price Value Fund is T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. John Linehan, CFA, is Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Value Fund. He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is also a Portfolio Manager in the Equity Division. John is President of the
T. Rowe Price Value Fund and Chairman of the fund's Investment Advisory Committee. John joined the firm in 1998 and has nine years of previous investment experience at Bankers Trust and E.T. Petroleum. He earned a B.A. from Amherst College and an M.B.A. from Stanford University where he was the Henry Ford II Scholar, an Arjay Miller Scholar, and the winner of the Alexander A. Robichek Award in Finance. He has also earned the Chartered Financial Analyst accreditation.

Effective December 31, 2009, Mark S. Finn will replace Mr. Linehan as Chairman of the Investment Advisory Committee. Mr. Finn joined T. Rowe in 1990 and his investment experience dates from 1998. Mr. Linehan will remain a member of the Fund's Investment Advisory Committee. Mark Finn is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is a research analyst in the U.S. Equity Division specializing in electric and power generation utilities and coal. Mark is a vice president and Investment Advisory Committee member of the Equity Income Fund, New Era Fund, Capital Appreciation Fund, Capital Opportunity Fund, and Mid-Cap Value Fund. In 2005, he transferred to Equity from T. Rowe Price's Fixed Income Division where he also covered utilities and power generation. From 1998 to 2001, Mark worked with the T. Rowe Price Recovery Fund team where he evaluated financially distressed companies. He began his career with the firm in 1990 in the Finance Division where he served as controller of T. Rowe Price Investment Services, Inc., and as the principal accounting officer for the T. Rowe Price Realty Income Funds. Prior to joining the firm, Mark had five years of auditing experience with Price Waterhouse LLP where he worked on engagements for both public and private companies. Mark earned a B.S. from the University of Delaware and has obtained the Chartered Financial Analyst and Certified Public Accountant accreditations.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/S&P COMPETITIVE ADVANTAGE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Competitive Advantage Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), profitable and predominantly higher-quality. In selecting the companies, SPIAS looks for the 30 companies ranked by return on invested capital and lowest market-to-book multiples, as determined by the criteria below.

The 30 companies are selected each Stock Selection Date on or about December 1 of each year. SPIAS generally uses a buy and hold strategy, identifying trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. SPIAS may also recommend trades for mergers if the original stock is not the surviving company.

The Fund invests in the common stock of 30 companies included in the S&P 500. The 30 common stocks are chosen on each Stock Selection Date, as follows:

     o First, from the companies included in the S&P 500 Index, SPIAS excludes stocks with a S&P Quality Rank of B- or lower; and then,

     o Of the remaining, SPIAS selects the top 50 stocks as ranked by return on invested capital; and then,

     o    SPIAS selects the 30 stocks with the lowest price to book multiple.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, SPIAS may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund's total assets in a particular industry ("25% limitation"). If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with the 25% limitation. Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        ACCOUNTING RISK
o        COMPANY RISK
o        LIMITED MANAGEMENT RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        NON-DIVERSIFICATION RISK
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS
o        TRADING COST AND REBALANCE RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-29.40%
-------
2008

In the periods shown in the chart, the Fund's highest quarterly return was -1.38% (2nd quarter of 2008) and its lowest quarterly return was -21.40% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------------------- ----------------- --------------------
                                                                                                   1 year          Life of Fund*
--------------------------------------------------------------------------------------------- ----------------- --------------------
JNL/S&P Competitive Advantage Fund (Class A)                                                      -29.40%             -28.01%
S&P 500 Index                                                                                     -37.00%             -34.81%
--------------------------------------------------------------------------------------------- ----------------- --------------------

* The Fund began operations on December 3, 2007.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.50%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  0.71%
--------------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------ --------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
1 Year                                                                                           $73
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
3 Years                                                                                         $227
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
5 Years                                                                                         $395
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
10 Years                                                                                        $883
------------------------------------------------------------------------------------ --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISERS AND PORTFOLIO MANAGEMENT. The Fund engages co-sub-advisers. Standard & Poor's Investment Advisory Services LLC ("SPIAS") serves as the Sub-Adviser responsible for the selection and allocation of investments. Mellon Capital Management Corporation ("Mellon Capital") serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's Financial Services LLC ("S&P"), a wholly-owned subsidiary of McGraw-Hill. S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia holds the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS' investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor's Equity Research staff, with the last position held of Senior Investment Officer.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS. Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS. The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Ms. Wong holds a M.B.A. from San Francisco State University. Ms. Wong has 9 years of investment experience. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. Mr. Brown has 13 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment
Management and Research ("AIMR"), and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Both Ms. Wong and Mr. Brown review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

Karen Wong and Richard Brown play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreements is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/S&P DIVIDEND INCOME & GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Dividend Income & Growth Fund is primarily capital appreciation with a secondary focus on current income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 30 companies, determined by the criteria below, that have the highest indicated annual dividend yields ("Dividend Yield") within their sector. The three stocks with the highest Dividend Yield, determined by the criteria below, are selected from each of 10 economic sectors in the S&P 500.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year. Standard & Poor's Investment Advisory Services LLC ("SPIAS") generally uses a buy and hold strategy, identifies trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. SPIAS may also recommend trades for mergers if the original stock is not the surviving company.

The Fund invests in the common stock of 30 companies included in the S&P 500. The 30 common stocks are chosen on each Stock Selection Date, as follows:

     o First, from the companies included in the S&P 500 Index, SPIAS selects stocks with an S&P Quality Rank of B+ or better and an S&P Credit Rating of BBB+ or better. If a total of three stocks do not pass the screens in a particular sector, the S&P Credit Rating hurdle will be lowered until a total of 3 stocks qualify; and then

     o SPIAS selects from each of ten economic sectors in the S&P 500 the three stocks with the highest Dividend Yield.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, SPIAS may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund's total assets in a particular industry ("25% limitation"). If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with the 25% limitation. Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        ACCOUNTING RISK
o        COMPANY RISK
o        LIMITED MANAGEMENT RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        NON-DIVERSIFICATION RISK
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS
o        TRADING COST AND REBALANCE RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-25.93%
-------
2008

In the periods shown in the chart, the Fund's highest quarterly return was -2.18% (3rd quarter of 2008) and its lowest quarterly return was -10.64% (1st quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
-------------------------------------------------------------------------------------------- ------------------ --------------------
                                                                                                  1 year           Life of Fund*
-------------------------------------------------------------------------------------------- ------------------ --------------------
JNL/S&P Dividend Income & Growth Fund (Class A)                                                   -25.93%             -25.79%
S&P 500 Index                                                                                     -37.00%             -34.81%
-------------------------------------------------------------------------------------------- ------------------ --------------------

* The Fund began operations on December 3, 2007.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.50%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  0.71%
--------------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------ --------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
1 Year                                                                                           $73
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
3 Years                                                                                         $227
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
5 Years                                                                                         $395
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
10 Years                                                                                        $883
------------------------------------------------------------------------------------ --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISERS AND PORTFOLIO MANAGEMENT. The Fund engages co-sub-advisers. Standard & Poor's Investment Advisory Services LLC ("SPIAS") serves as the Sub-Adviser responsible for the selection and allocation of investments. Mellon Capital Management Corporation ("Mellon Capital") serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's Financial Services LLC ("S&P"), a wholly-owned subsidiary of McGraw-Hill. S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia holds the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS' investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor's Equity Research staff, with the last position held of Senior Investment Officer.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS. Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS. The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Ms. Wong holds a M.B.A. from San Francisco State University. Ms. Wong has 9 years of investment experience. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. Mr. Brown has 13 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment
Management and Research ("AIMR"), and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Both Ms. Wong and Mr. Brown review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

Karen Wong and Richard Brown play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreements is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/S&P INTRINSIC VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Intrinsic Value Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), companies with positive free cash flows and low external financing needs.

The 30 companies are selected each Stock Selection Date on or about December 1 of each year. SPIAS generally uses a buy and hold strategy, identifies trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. SPIAS may also recommend trades for mergers if the original stock is not the surviving company.

The Fund invests in the common stock of 30 companies included in the S&P 500. The 30 common stocks are chosen on each Stock Selection Date, as follows:

     o First, from the companies included in the S&P 500 Index, excluding financial companies, SPIAS selects stocks with a S&P Quality Rank of B or better and a S&P Credit Rating of BB- or better; and then

     o SPIAS selects only those stocks with a positive value of free cash flow; and then

     o SPIAS selects only those stocks with a decreasing amount of shares outstanding; and then

     o SPIAS selects the top 30 stocks as measured by highest free cash flow yield.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, SPIAS may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund's total assets in a particular industry ("25% limitation"). If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with the 25% limitation. Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        ACCOUNTING RISK
o        COMPANY RISK
o        LIMITED MANAGEMENT RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        NON-DIVERSIFICATION RISK
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS
o        TRADING COST AND REBALANCE RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-35.84%
-------
2008

In the periods shown in the chart, the Fund's highest quarterly return was -0.44% (2nd quarter of 2008) and its lowest quarterly return was -24.12% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------------------- ----------------- --------------------
                                                                                                   1 year          Life of Fund*
--------------------------------------------------------------------------------------------- ----------------- --------------------
JNL/S&P Intrinsic Value Fund (Class A)                                                            -35.84%             -34.14%
S&P 500 Index                                                                                     -37.00%             -34.81%
--------------------------------------------------------------------------------------------- ----------------- --------------------

* The Fund began operations on December 3, 2007.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.50%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  0.71%
--------------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------ --------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
1 Year                                                                                           $73
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
3 Years                                                                                         $227
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
5 Years                                                                                         $395
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
10 Years                                                                                        $883
------------------------------------------------------------------------------------ --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISERS AND PORTFOLIO MANAGEMENT. The Fund engages co-sub-advisers. FStandard & Poor's Investment Advisory Services LLC ("SPIAS") serves as the Sub-Adviser responsible for the selection and allocation of investments. Mellon Capital Management Corporation ("Mellon Capital") serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's Financial Services LLC ("S&P"), a wholly-owned subsidiary of McGraw-Hill. S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia holds the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS' investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor's Equity Research staff, with the last position held of Senior Investment Officer.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105 Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS. Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS. The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Ms. Wong holds a M.B.A. from San Francisco State University. Ms. Wong has 9 years of investment experience. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. Mr. Brown has 13 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment
Management and Research ("AIMR"), and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Both Ms. Wong and Mr. Brown review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

Karen Wong and Richard Brown play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreements is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/S&P TOTAL YIELD FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Total Yield Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 30 companies determined by the criteria below, that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders). Standard & Poor's Investment Advisory Services LLC ("SPIAS") seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions. It is expected that the strategy will tend to select mid- and small-capitalization stocks of the S&P 500.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year. SPIAS generally uses a buy and hold strategy, identifies trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. SPIAS may also recommend trades for mergers if the original stock is not the surviving company.

The Fund invests in the common stock of 30 companies included in the S&P 500. The 30 common stocks are chosen on each Stock Selection Date, as follows:

     o First, from the companies included in the S&P 500 Index, SPIAS selects stocks with a S&P Quality Rank of B or better; and then

     o    SPIAS  selects the 30 stocks with the  highest  S&P Total  Yield.  S&P
          Total Yield is defined by taking the sum of the cash dividend, net cash used for stock repurchases and net cash used to retire debt divided by the company's market capitalization.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, SPIAS may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund's total assets in a particular industry ("25% limitation"). If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with the 25% limitation. Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        ACCOUNTING RISK
o        COMPANY RISK
o        LIMITED MANAGEMENT RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        NON-DIVERSIFICATION RISK
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS
o        TRADING COST AND REBALANCE RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-35.67%
-------
2008

In the periods shown in the chart, the Fund's highest quarterly return was 2.71% (3rd quarter of 2008) and its lowest quarterly return was -28.89% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------------------- ------------------ -------------------
                                                                                                   1 year           Life of Fund*
--------------------------------------------------------------------------------------------- ------------------ -------------------
JNL/S&P Total Yield Fund (Class A)                                                                -35.67%               -33.02%
S&P 500 Index                                                                                     -37.00%               -34.81%
--------------------------------------------------------------------------------------------- ------------------ -------------------

* The Fund began operations on December 3, 2007.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.50%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  0.72%
--------------------------------------------------------------------------------------------- -----------------------

* Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------ --------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
1 Year                                                                                           $74
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
3 Years                                                                                         $230
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
5 Years                                                                                         $401
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
10 Years                                                                                        $894
------------------------------------------------------------------------------------ --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISERS AND PORTFOLIO MANAGEMENT. The Fund engages co-sub-advisers. Standard & Poor's Investment Advisory Services LLC ("SPIAS") serves as the Sub-Adviser responsible for the selection and allocation of investments. Mellon Capital Management Corporation ("Mellon Capital") serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's Financial Services LLC ("S&P"), a wholly-owned subsidiary of McGraw-Hill. S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia holds the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS' investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor's Equity Research staff, with the last position held of Senior Investment Officer.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS. Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS. The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Ms. Wong holds a M.B.A. from San Francisco State University. Ms. Wong has 9 years of investment experience. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. Mr. Brown has 13 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment
Management and Research ("AIMR"), and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.

Both Ms. Wong and Mr. Brown review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

Karen Wong and Richard Brown play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreements is available in the Fund's Semi-Annual Report dated June 30, 2009.

SUMMARY OF MAIN RISK CHARACTERISTICS OF JNL/S&P FUNDS BASED ON TYPICAL INVESTMENT HOLDINGS OF UNDERLYING FUNDS

The main risk characteristics of the JNL/S&P Funds are summarized below. The extent of the risk exposure to each category of risk for each Fund depends on its allocation to Underlying Funds that invest in those categories of portfolio investments. It should be noted that the investment objectives and investment strategies of the JNL/S&P Funds remain constant regardless of which Underlying Funds are invested in. Thus, the inherent risk characteristics of the JNL/S&P Funds remain constant, although there may be variations in the degrees of exposure to each category of risk. Moreover, each Fund is subject to the risk of the Sub-Adviser's ability to identify or anticipate changes in market and economic conditions in connection with determining and revising the percentages of allocations among and the selection of appropriate Underlying Funds. Other risks and more detailed descriptions may be found in the descriptions of each of the JNL/S&P Funds.

JNL/S&P MANAGED CONSERVATIVE FUND; As between the five JNL/S&P  Managed  Funds,  the  difference in risk  exposure  results from the
JNL/S&P MANAGED MODERATE FUND;     differing  ranges of  investments  in equity  securities  versus  fixed  income and money  market
JNL/S&P MANAGED MODERATE GROWTH    securities of the Funds in which they invest.  The JNL/S&P Managed  Conservative Fund is expected
FUND; JNL/S&P MANAGED GROWTH FUND; to invest the lowest  percentage in equity  securities  (approximately  10% to 30%);  the JNL/S&P
AND JNL/S&P MANAGED AGGRESSIVE     Managed  Moderate  Fund a slightly  higher  percentage  (approximately  30% to 50%);  the JNL/S&P
GROWTH FUND (THE "JNL/S&P MANAGED  Managed  Moderate  Growth  Fund a slightly  higher  percentage  (approximately  50% to 70%);  the
FUNDS")                            JNL/S&P  Managed Growth Fund a slightly  higher  percentage  (approximately  70% to 90%); and the
                                   JNL/S&P Managed Aggressive Growth Fund the greatest  percentage  (approximately 80% to 100%). The anticipated  investments  in  fixed  income,  money  market  securities,  and  other  investments generally vary in inverse relationship to the equity investments.

JNL/S&P DISCIPLINED MODERATE FUND; As between the three JNL/S&P  Disciplined Funds, the difference in risk exposure results from the
JNL/S&P DISCIPLINED MODERATE       differing  ranges of  investments  in equity  securities  versus  fixed  income and money  market
GROWTH FUND; JNL/S&P DISCIPLINED   securities of the Funds in which they invest. The JNL/S&P  Disciplined  Moderate Fund is expected
GROWTH FUND (THE "JNL/S&P          to invest the lowest  percentage in equity  securities  (approximately  50% to 70%);  the JNL/S&P
DISCIPLINED FUNDS")                Disciplined  Moderate Growth Fund a slightly higher  percentage  (approximately  70% to 90%); and
                                   the JNL/S&P  Disciplined  Growth Fund the greatest  percentage  (approximately  80% to 100%). The anticipated  investments  in  fixed  income,  money  market  securities,  and  other  investments generally vary in inverse relationship to the equity investments.

UNDERLYING FUND PORTFOLIO          Stocks.  All  JNL/S&P  Funds.  Because the Fund will  invest in  Underlying  Funds that invest in
SECURITIES MAJOR CATEGORIES        stocks,  its returns will  fluctuate  with  changes in stock  markets.  In the U.S.,  stocks have historically  outperformed  other types of investments over the long term. Stocks,  however,  may fluctuate in value more dramatically than many other types of investments over the short term.

                                   SMALLER AND MID-SIZE COMPANIES.  ALL JNL/S&P FUNDS. While smaller and midsize companies may offer substantial  opportunities for capital growth,  they also involve  substantial risk and should be considered  speculative.  Historically,  smaller and midsize  company  securities  have been more volatile in price than larger company securities, especially over the short term.

                                   FIXED INCOME:  INTEREST RATE RISK. ALL JNL/S&P FUNDS  (EXCLUDING  JNL/S&P 4 FUND).  Interest rate risk is the risk that when  interest  rates  increase,  fixed income  securities  will decline in value.  Interest  rate changes can be sudden and  unpredictable.  A fund's  distributions  to its shareholders  may decline when  interest  rates fall,  since a fund can only  distribute  what it earns.  Debt  securities  that pay  interest  at a fixed  rate  tend to lose  market  value  when interest  rates rise and increase in value when interest rates  decline.  Long-term  fixed-income securities  will  normally  have more  price  volatility  because  of this  risk than  short-term fixed-income  securities.  A nominal interest rate can be described as the sum of a real interest
                                   rate  and  an  expected  inflation  rate.   Inflation-indexed   securities,   including  treasury
                                   inflation-protected  securities  ("TIPS"),  decline in value when real  interest  rates rise.  In certain  interest  rate  environments,  such as when real  interest  rates are rising faster than nominal  interest rates,  inflation-indexed  securities may experience  greater losses than other fixed income securities with similar durations.

                                   FIXED INCOME:  CREDIT.  ALL JNL/S&P FUNDS (EXCLUDING JNL/S&P 4 FUND).  Income  securities,  which may include  indebtedness  and  participations,  entail  credit risk.  An issuer may be unable to make interest  payments or repay  principal when due.  Adverse  changes in an issuer's  financial strength  or in a  security's  credit  rating may reduce a  security's  value and,  thus,  impact performance.  Subordinated debt securities are riskier than senior debt securities  because their holders will be paid only after the holders of senior debt  securities are paid.  Debt securities that are rated below  investment  grade and  comparable  unrated  securities  generally have more risk,  fluctuate  more in price  and are less  liquid  than  higher-rated  securities  and can be considered speculative.

                                   HIGH-YIELD  BONDS,  LOWER-RATED  BONDS,  AND UNRATED  SECURITIES.  ALL JNL/S&P  FUNDS  (EXCLUDING
                                   JNL/S&P 4 FUND).  High-yield  bonds,  lower-rated  bonds,  and  unrated  securities  are  broadly referred to as "junk bonds," and are  considered  below  "investment-grade"  by national  ratings agencies.  Junk bonds  typically  have a higher yield to  compensate  for a greater risk that the issuer might not make its  interest  and  principal  payments.  In the event of an  unanticipated default,  the Fund would  experience a reduction in its income,  a decline in the market value of the  securities  so  affected  and a decline  in the  value of its  shares.  During  an  economic downturn or substantial period of rising interest rates,  highly leveraged issuers may experience financial  stress which could  adversely  affect their ability to service  principal and interest payment  obligations,  to meet projected business goals and to obtain additional  financing.  The market  prices  of junk  bonds are  generally  less  sensitive  to  interest  rate  changes  than higher-rated  investments,  but more  sensitive  to adverse  economic or  political  changes,  or individual  developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

                                   MORTGAGE-BACKED  AND  MORTGAGE-RELATED  SECURITIES RISK. ALL JNL/S&P FUNDS  (EXCLUDING  JNL/S&P 4
                                   FUND).  A Fund that  purchases  mortgage-related  securities  and  mortgage-backed  securities is subject to certain  additional  risks.  Rising  interest  rates  tend to extend the  duration  of mortgage-related  securities,  making  them more  sensitive  to changes in interest  rates.  As a result,  in a period of rising interest rates,  the Fund that holds  mortgage-related  securities
                                   may  exhibit   additional   volatility.   This  is  known  as   extension   risk.   In  addition,
                                   mortgage-related  securities  are  subject to  prepayment  risk.  When  interest  rates  decline, borrowers may pay off their  mortgages  sooner than expected.  This can reduce the returns of the
                                   Fund because the Fund will have to reinvest that money at the lower  prevailing  interest  rates.
                                   This is  known  as  contraction  risk.  Investments  in  mortgage-backed  securities  entail  the uncertainty of the timing of cash flows  resulting from the rate of prepayments on the underlying mortgages  serving as  collateral.  An  increase  or  decrease  in  prepayment  rates  (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield,  average life, and price. The prices of mortgage-backed  securities,  depending on their structure and the rate of prepayments,  can be volatile. Some mortgage-backed  securities may also not be as liquid as other  securities.  The value of these  securities  also may change  because of changes in the market's perception of the  creditworthiness of the issuer. In addition,  the mortgage securities market in  general  may be  adversely  affected  by  changes in  governmental  regulation  or tax policies.

                                   FOREIGN  SECURITIES.  ALL  JNL/S&P  FUNDS  (EXCLUDING  JNL/S&P  4  FUND).  Investing  in  foreign securities  typically  involves  more risks than  investing in U.S.  securities.  These risks can increase the potential for losses and may include, among others,  currency risks (fluctuations in currency exchange rates and devaluations by governments),  country risks (political,  diplomatic, regional conflicts,  terrorism,  war; social and economic instability,  currency devaluations and policies that have the effect of limiting or  restricting  foreign  investment or the movement of assets),  and company risks (unfavorable  trading practices,  less government  supervision,  less publicly available information,  limited trading markets and greater volatility).  With regard to currency risk many  investments  may be issued and traded in foreign  currencies.  Changes in the value of foreign currencies  relative to the U.S. dollar can dramatically  decrease (or increase)
                                   the value of foreign  portfolio  holdings.  To the extent the currency risk is not hedged, or not successfully hedged,  currency exchange rate changes can have a disproportionate  impact on, even accounting for most of the gain or loss in a particular period.

                                   DERIVATIVE  SECURITIES.  ALL JNL/S&P FUNDS (EXCLUDING JNL/S&P 4 FUND). Options,  futures,  swaps, structured  securities and other derivative  transactions  involve special risks. The performance of derivative  investments depends, in part, on the performance of an underlying asset, including the ability to correctly  predict price  movements.  Derivatives  involve costs, may be volatile, may involve a small investment  relative to the risk assumed,  and require correlation with other investments.  Risks  include  delivery  failure,  default by the other party or the  inability to close out a position because the trading market becomes illiquid.

                                    INDUSTRY  CONCENTRATION  RISK.  ALL  JNL/S&P  FUNDS  (EXCLUDING  JNL/S&P 4 FUND).  When there is concentration  in a certain  industry,  performance will be closely tied to, and affected by, the specific industry.  Companies within an industry are often faced with the same obstacles,  issues or  regulatory  burdens,  and their common stock may react  similarly and move in unison to these and other market  conditions.  As a result of these factors,  there may be more  volatility,  and carry  greater risk of adverse  developments  that can affect many of the  companies in which the
                                   Underlying Funds invest, than a mixture of stocks of companies from a wide variety of industries.

                                    SMALL CAP INVESTING RISK. JNL/S&P 4 FUND AND JNL/S&P  DISCIPLINED  FUNDS.  Investing in smaller, newer  companies  generally  involves  greater risks than investing in larger,  more  established ones.  The companies in which the  Underlying  Fund is likely to invest may have limited  product lines,  markets or financial  resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market  movements than securities of larger,  more  established companies or the market averages in general.  In addition,  many small  capitalization  companies may be in the early stages of development.  Also,  since equity  securities of smaller  companies may not be traded as often as equity securities of larger, more established companies,  it may be difficult or impossible  for the portfolio to sell  securities at a desirable  price.  Securities of such issuers may lack  sufficient  market  liquidity to enable the  Underlying  Fund to effect sales  at an  advantageous  time  or  without  a  substantial  drop  in  price.  Accordingly,  an investment in the Fund may not be appropriate for all investors.

JNL/S&P 4 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P 4 Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis. The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in companies included in the S&P 500.

The Fund seeks to achieve its objective by making initial allocations of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

     o    25% in JNL/S&P Competitive Advantage Fund*;
     o    25% in JNL/S&P Dividend Income & Growth Fund*;
     o    25% in JNL/S&P Intrinsic Value Fund*; and
     o    25% in JNL/S&P Total Yield Fund*.

* The investment policies of the Underlying Funds are described elsewhere in this Prospectus.

The securities for each Underlying Fund are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about December 1 of each year. For the Underlying Funds, Standard & Poor's Investment Advisory Services LLC ("SPIAS") generally uses a buy and hold strategy, recommending trades only around each Stock Selection Date, when cash flow activity occurs. Therefore, the Fund may hold securities of a smaller number of issuers. For the Underlying Funds, SPIAS may also recommend trades for mergers if the original stock is not the surviving company.

Between Stock Selection Dates, when cash inflows and outflows require, Jackson National Asset Management, LLC purchases and sells shares of the four Underlying Funds according to the approximate current percentage relationship among the Underlying Funds determined based on market value.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund's total assets in a particular industry ("25% limitation"). If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with the 25% limitation. Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as the following:

o        ACCOUNTING RISK
o        ALLOCATION RISK
o        COMPANY RISK
o        LIMITED MANAGEMENT RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        NON-DIVERSIFICATION RISK
o        TRADING COST AND REBALANCE RISK
o        UNDERLYING FUNDS RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Because the Fund invests in the Underlying Funds, you should look elsewhere in the Prospectus for the JNL Series Trust for Principal Risks associated with investments in the Underlying Funds.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

CLASS A

[GRAPHIC OMITTED]

-31.62%
-------
2008

In the periods shown in the chart, the Fund's highest quarterly return was -2.49% (3rd quarter of 2008) and its lowest quarterly return was -21.23% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
---------------------------------------------------------------------------------------------- ----------------- -------------------
                                                                                                    1 year          Life of Fund*
---------------------------------------------------------------------------------------------- ----------------- -------------------
JNL/S&P 4 Fund (Class A)                                                                            -31.62%            -30.07%
S&P 500 Index                                                                                       -37.00%            -34.81%
---------------------------------------------------------------------------------------------- ----------------- -------------------

* The Fund began operations on December 3, 2007.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.05%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      0.72%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  0.78%
--------------------------------------------------------------------------------------------- -----------------------

* Because the Fund invests in the Underlying Funds, the Fund indirectly bears its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the allocations to the Underlying Funds during the period ended December 31, 2008. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------ --------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
1 Year                                                                                           $80
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
3 Years                                                                                         $249
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
5 Years                                                                                         $433
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
10 Years                                                                                        $966
------------------------------------------------------------------------------------ --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

THE ADVISER AND PORTFOLIO MANAGEMENT. The allocations for the JNL/S&P 4 Fund are made by Jackson National Asset Management, LLC ("JNAM"). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM currently manages approximately $25 billion in assets. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial Inc.

The Fund is managed on a team basis. Daniel W. Koors has primary responsibility for the day-to-day management of the Fund's portfolio, and is assisted by Lynn
M. Mouser.

Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust. Mr. Koors has been a manager of the Fund since its inception. Mr. Koors has been associated with JNAM and/or its affiliates since August 2006. Mr. Koors was elected Senior Vice President in January 2009 and Chief Financial Officer of JNAM in January 2007. In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006. Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.

Ms. Mouser has been the Director of Separate Account and Transfer Agent Operations at JNAM since July 2008, and was a Director from August 2005 through July 2008. Ms. Mouser has worked processing Fund transactions since the inception of the Fund. Ms. Mouser joined JNAM in July 2003 as a Supervisor, Separate Account Operations. Prior to July 2003, Ms. Mouser was a Senior Auditor at Ernst & Young from May 2002 through July 2003.

Both Mr. Koors and Ms. Mouser review the allocations made to the Fund and the application of the investment strategy. Mr. Koors and Ms. Mouser play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

JNL/S&P MANAGED CONSERVATIVE FUND
JNL/S&P MANAGED MODERATE FUND
JNL/S&P MANAGED MODERATE GROWTH FUND
JNL/S&P MANAGED GROWTH FUND
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

INVESTMENT   OBJECTIVES.   The  investment  objective  of  the  JNL/S&P  MANAGED
CONSERVATIVE FUND and JNL/S&P MANAGED MODERATE GROWTH FUND is capital growth and current income.

The investment objective of the JNL/S&P MANAGED MODERATE FUND and JNL/S&P MANAGED GROWTH FUND is to seek capital growth. Current income is a secondary objective.

The investment objective of the JNL/S&P MANAGED AGGRESSIVE GROWTH FUND is capital growth.

PRINCIPAL INVESTMENT STRATEGIES. Each Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

JNL/S&P MANAGED CONSERVATIVE FUND

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.

JNL/S&P MANAGED MODERATE FUND

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

JNL/S&P MANAGED MODERATE GROWTH FUND

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

JNL/S&P MANAGED GROWTH FUND

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor's Investment Advisory Services LLC ("SPIAS") provides Jackson National Asset Management, LLC ("JNAM") advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS' investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 218 for the "Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds".

JNL SERIES TRUST

JNL/AIM International Growth Fund                                      JNL/M&G Global Basics Fund
JNL/AIM Large Cap Growth Fund                                          JNL/M&G Global Leaders Fund
JNL/AIM Global Real Estate Fund                                        JNL/Mellon Capital Management S&P 500 Index Fund
JNL/AIM Small Cap Growth Fund                                          JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Capital Guardian Global Balanced Fund                              JNL/Mellon Capital Management Small Cap Index Fund
JNL/Capital Guardian Global Diversified Research Fund                  JNL/Mellon Capital Management International Index Fund
JNL/Capital Guardian International Small Cap Fund                      JNL/Mellon Capital Management Bond Index Fund
JNL/Capital Guardian U.S. Growth Equity Fund                           JNL/Mellon Capital Management Global Alpha Fund
JNL/Credit Suisse Commodity Securities Fund                            JNL/Oppenheimer Global Growth Fund
JNL/Credit Suisse Long/Short Fund                                      JNL/PAM Asia ex-Japan Fund
JNL/Eagle Core Equity Fund                                             JNL/PAM China-India Fund
JNL/Eagle SmallCap Equity Fund                                         JNL/PIMCO Real Return Fund
JNL/Franklin Templeton Global Growth Fund                              JNL/PIMCO Total Return Bond Fund
JNL/Franklin Templeton Income Fund                                     JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Mutual Shares Fund                              JNL/PPM America Mid Cap Value Fund
JNL/Franklin Templeton Small Cap Value Fund                            JNL/PPM America Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund                                  JNL/PPM America Value Equity Fund
JNL/Goldman Sachs Emerging Markets Debt Fund                           JNL/Red Rocks Private Listed Equity Fund
JNL/Goldman Sachs Mid Cap Value Fund                                   JNL/Select Balanced Fund
JNL/Ivy Asset Strategy Fund                                            JNL/Select Money Market Fund
JNL/JPMorgan International Value Fund                                  JNL/Select Value Fund
JNL/JPMorgan MidCap Growth Fund                                        JNL/T. Rowe Price Established Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund                       JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Lazard Emerging Markets Fund                                       JNL/T. Rowe Price Short-Term Bond Fund
JNL/Lazard Mid Cap Equity Fund                                         JNL/T. Rowe Price Value Fund

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P(R) 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq(R) 25 Fund
JNL/Mellon Capital Management Value Line(R) 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P(R) SMid 60 Fund
JNL/Mellon Capital Management NYSE(R) International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

JNL/S&P MANAGED CONSERVATIVE FUND, JNL/S&P MANAGED MODERATE FUND, JNL/S&P MANAGED MODERATE GROWTH FUND, AND JNL/S&P MANAGED GROWTH FUND

Each Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Each Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. Each Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."

JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

PRINCIPAL RISKS OF INVESTING IN EACH FUND. An investment in each Fund is not guaranteed. As with any mutual fund, the value of each Fund's shares will change, and you could lose money by investing in each Fund. Since each Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Sub-Adviser's allocation among the Underlying Funds. Each Fund's exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed income or money market securities. Accordingly, a variety of factors may influence the performance of each Fund, such as the following:

o        ALLOCATION RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        GROWTH INVESTING RISK
o        HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
o        LEVERAGING RISK
o        MARKET RISK
o        NON-DIVERSIFICATION RISK
o        PREPAYMENT RISK
o        UNDERLYING FUNDS RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Because each Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information about those Underlying Funds.

PERFORMANCE. The bar chart and table below show the past performance of each Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows each Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. Each Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, each Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of each Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of each Fund.

Effective September 28, 2009, the JNL/S&P Retirement Income Fund ("Acquired Fund") was combined with JNL/S&P Managed Moderate Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/S&P Retirement 2015 Fund ("Acquired Fund") was combined with JNL/S&P Managed Moderate Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/S&P Retirement 2020 Fund ("Acquired Fund") was combined with JNL/S&P Managed Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective September 28, 2009, the JNL/S&P Retirement 2025 Fund ("Acquired Fund") was combined with JNL/S&P Managed Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

JNL/S&P MANAGED CONSERVATIVE FUND

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[GRAPHIC OMITTED]

3.73%     7.85%     6.30%     -13.75%
-------------------------------------
2005      2006      2007       2008

In the periods shown in the chart, the Fund's highest quarterly return was 3.59% (3rd quarter of 2006) and its lowest quarterly return was -5.59% (3rd quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------------------- ------------------- ------------------
                                                                                                    1 year           Life of Fund*
--------------------------------------------------------------------------------------------- ------------------- ------------------
JNL/S&P Managed Conservative Fund  (Class A)                                                       -13.75%              1.42%
Barclays Capital U.S. Aggregate Bond Index                                                           5.24%              4.72%
S&P 500 Index                                                                                      -37.00%             -3.34%
--------------------------------------------------------------------------------------------- ------------------- ------------------

* The Fund began operations on October 4, 2004.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Barclays Capital U.S. Aggregate Bond Index is a broad-based, unmanaged index. To create a more representative return comparison, 20% of the Fund's return is benchmarked to the S&P 500 and the remaining 80% of the Fund is benchmarked to the Barclays Capital U.S. Aggregate Bond Index.

JNL/S&P MANAGED MODERATE FUND

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[GRAPHIC OMITTED]

4.90%     10.39%     7.74%     -21.24%
--------------------------------------
2005      2006       2007       2008

In the periods shown in the chart, the Fund's highest quarterly return was 4.16% (4th quarter of 2006) and its lowest quarterly return was -10.29% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
----------------------------------------------------------------------------------------------- ------------------- ----------------
                                                                                                      1 year          Life of Fund*
----------------------------------------------------------------------------------------------- ------------------- ----------------
JNL/S&P Managed Moderate Fund  (Class A)                                                            -21.24%              0.85%
Barclays Capital U.S. Aggregate Bond Index                                                            5.24%               4.72%
S&P 500 Index                                                                                       -37.00%              -3.34%
----------------------------------------------------------------------------------------------- ------------------- ----------------

* The Fund began operations on October 4, 2004.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Barclays Capital U.S. Aggregate Bond Index is a broad-based, unmanaged index. To create a more representative return comparison, 40% of the Fund's return is benchmarked to the S&P 500 and the remaining 60% of the Fund is benchmarked to the Barclays Capital U.S. Aggregate Bond Index.

JNL/S&P MANAGED MODERATE GROWTH FUND

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[GRAPHIC OMITTED]

19.52%     -1.63%     -4.70%     -8.48%     17.75%     9.58%     6.41%     12.17%     8.65%      -27.50%
--------------------------------------------------------------------------------------------------------
1999        2000       2001       2002      2003       2004      2005      2006       2007        2008

In the period shown in the chart, the Fund's highest quarterly return was 13.55% (4th quarter of 1999) and its lowest quarterly return was -14.25% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
------------------------------------------------------------------------------- ---------------- ------------------ ----------------
                                                                                    1 year            5 year             10 year*
------------------------------------------------------------------------------- ---------------- ------------------ ----------------
JNL/S&P Managed Moderate Growth Fund  (Class A)                                     -27.50%            0.60%              2.20%
 S&P 500 Index                                                                      -37.00%           -2.19%             -1.38%
Barclays Capital U.S. Aggregate Bond Index                                            5.24%            4.65%              5.63%
------------------------------------------------------------------------------- ---------------- ------------------ ----------------

* The Fund began operations on April 9, 1998.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Barclays Capital U.S. Aggregate Bond Index is a broad-based, unmanaged index.

To create a more representative return comparison, 60% of the Fund's return is benchmarked to the S&P 500 and the remaining 40% of the Fund is benchmarked to the Barclays Capital U.S. Aggregate Bond Index.

JNL/S&P MANAGED GROWTH FUND

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[GRAPHIC OMITTED]

26.74%     -4.35%     -7.34%     -12.40%     21.73%     11.41%     7.44%     14.15%     8.70%     -35.36%
---------------------------------------------------------------------------------------------------------
1999        2000       2001       2002       2003       2004       2005      2006       2007       2008

In the period shown in the chart, the Fund's highest quarterly return was 17.87% (4th quarter of 1999) and its lowest quarterly return was -19.98% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
-------------------------------------------------------------------------- ------------------ ---------------- ---------------------
                                                                                1 year            5 year             10 year*
-------------------------------------------------------------------------- ------------------ ---------------- ---------------------
JNL/S&P Managed Growth Fund  (Class A)                                          -35.36%            -0.81%             1.41%
S&P 500 Index                                                                   -37.00%            -2.19%            -1.38%
Barclays Capital U.S. Aggregate Bond Index                                        5.24%             4.65%             5.63%
-------------------------------------------------------------------------- ------------------ ---------------- ---------------------

* The Fund began operations on April 8, 1998.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Barclays Capital U.S. Aggregate Bond Index is a broad-based, unmanaged index.

To create a more representative return comparison, 80% of the Fund's return is benchmarked to the S&P 500 and the remaining 20% is benchmarked to the Barclays Capital U.S. Aggregate Bond Index.

JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[GRAPHIC OMITTED]

35.38%     -9.37%     -10.58%     -18.26%     26.80%     12.61%     8.48%     15.57%     9.17%     -39.16%
----------------------------------------------------------------------------------------------------------
1999        2000       2001        2002       2003       2004       2005      2006       2007       2008

In the period shown in the chart, the Fund's highest quarterly return was 22.84% (4th quarter of 1999) and its lowest quarterly return was -22.70 (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------- -------------------- ------------------ ----------------
                                                                                  1 year              5 year            10 year*
--------------------------------------------------------------------------- -------------------- ------------------ ----------------
JNL/S&P Managed Aggressive Growth Fund  (Class A)                                -39.16%              -1.28%              0.64%
S&P 500 Index                                                                    -37.00%              -2.19%             -1.38%
Barclays Capital U.S. Aggregate Bond Index                                         5.24%               4.65%              5.63%
--------------------------------------------------------------------------- -------------------- ------------------ ----------------

* The Fund began operations on April 8, 1998.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Barclays Capital U.S. Aggregate Bond Index is a broad-based, unmanaged index.

To create a more representative return comparison, 90% of the Fund's return is benchmarked to the S&P 500 and the remaining 10% is benchmarked to the Barclays Capital U.S. Aggregate Bond Index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

JNL/S&P MANAGED CONSERVATIVE FUND

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.18%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                        0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                      0.85%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.04%
---------------------------------------------------------------------------------------------- ---------------------

JNL/S&P MANAGED MODERATE FUND

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.17%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                        0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                      0.88%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.06%
---------------------------------------------------------------------------------------------- ---------------------

JNL/S&P MANAGED MODERATE GROWTH FUND

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.15%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                        0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                      0.93%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.09%
---------------------------------------------------------------------------------------------- ---------------------

JNL/S&P MANAGED GROWTH FUND

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.15%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                        0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                      0.97%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.13%
---------------------------------------------------------------------------------------------- ---------------------

JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.17%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                        0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                      0.98%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.16%
---------------------------------------------------------------------------------------------- ---------------------

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2008. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of each Fund. The example also assumes that each Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/S&P MANAGED CONSERVATIVE FUND

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $106
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $331
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                         $574
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                      $1,271
-------------------------------------------------------------------------------------- -----------------------

JNL/S&P MANAGED MODERATE FUND

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $108
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $337
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                         $585
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                      $1,294
-------------------------------------------------------------------------------------- -----------------------

JNL/S&P MANAGED MODERATE GROWTH FUND

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $111
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $347
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                         $601
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                      $1,329
-------------------------------------------------------------------------------------- -----------------------

JNL/S&P MANAGED GROWTH FUND

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $115
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $359
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                         $622
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                      $1,375
-------------------------------------------------------------------------------------- -----------------------

JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $118
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $368
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                         $638
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                      $1,409
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF EACH FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about each Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's Financial Services LLC
("S&P"), a wholly owned subsidiary of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia, John W. Krey and Safia B. Mehta share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS' investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor's Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003. Mr. Krey concentrates on global and international equity as well as international fixed income strategy. Mr. Krey holds masters degrees in economics and International relations from Long Island University.

Ms. Mehta has been a Senior Portfolio Officer at SPIAS since June 2009. Prior to joining SPIAS, Ms. Mehta was a Director, Global & Regional Services at Alliance Berstein from 2007 to 2008. From 2004 to 2007, Ms. Mehta was Vice President, Head of Retirement Investments at Prudential Financial. Ms. Mehta is a graduate of the University of Toronto and holds the Chartered Financial Analyst (CFA) designation and a Chartered Accountant License (CA). She is a member of the New York Society of Security Analysts, Stamford Society of Security Analysts, CFA Institute and the Canadian Institute of Chartered Accountants.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in each Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in each Fund's Semi-Annual Report dated June 30, 2009.

JNL/S&P DISCIPLINED MODERATE FUND
JNL/S&P DISCIPLINED MODERATE GROWTH FUND
JNL/S&P DISCIPLINED GROWTH FUND

INVESTMENT OBJECTIVES. The investment objective of the JNL/S&P DISCIPLINED MODERATE FUND is to seek capital growth. Current income is a secondary objective.

The investment objective of the JNL/S&P DISCIPLINED MODERATE GROWTH FUND is to seek capital growth and current income.

The investment objective of the JNL/S&P DISCIPLINED GROWTH FUND is capital growth.

PRINCIPAL INVESTMENT STRATEGIES. Each Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the JNL/S&P DISCIPLINED MODERATE FUND allocates approximately 50% to 70% of its assets to Underlying Funds that investment primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Under normal circumstances, the JNL/S&P DISCIPLINED MODERATE GROWTH FUND allocates approximately 70% to 90% of its assets to Underlying Funds that investment primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.

Under normal circumstances, the JNL/S&P DISCIPLINED GROWTH FUND allocates approximately 80% to 100% of its assets to Underlying Funds that investment primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, each Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Acting as Sub-Adviser, Standard & Poor's Investment Advisory Services LLC ("SPIAS") provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS' investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 218 for the "Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds".

JNL SERIES TRUST

JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/PIMCO Real Return Fund
JNL/Select Money Market Fund
JNL/T. Rowe Price Short-Term Bond Fund

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management Nasdaq(R) 25 Fund
JNL/Mellon Capital Management Value Line(R) 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P(R) 24 Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P(R) SMid 60 Fund
JNL/Mellon Capital Management NYSE(R) International 25 Fund

Each Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The JNL/S&P Disciplined Moderate Fund and the JNL/S&P Disciplined Moderate Growth Fund seek to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The JNL/S&P Disciplined Moderate Fund and the JNL/S&P Disciplined Moderate Growth Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."

PRINCIPAL RISKS OF INVESTING IN EACH FUND. An investment in each Fund is not guaranteed. As with any mutual fund, the value of each Fund's shares will change, and you could lose money by investing in each Fund. Since each Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Sub-Adviser's allocation among the Underlying Funds. Each Fund's exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed allocation or money market securities. Accordingly, a variety of factors may influence the performance of each Fund, such as the following:

o        ALLOCATION RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CREDIT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        FOREIGN SECURITIES RISK
o        HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
o        INDEX INVESTING RISK
o        INTEREST RATE RISK
o        ISSUER RISK
o        LEVERAGING RISK
o        LICENSE TERMINATION RISK
o        LIQUIDITY RISK
o        MARKET RISK
o        MID-CAPITALIZATION INVESTING RISK
o        MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
o        NON-DIVERSIFICATION RISK
o        PREPAYMENT RISK
o        SMALL CAP INVESTING RISK
o        UNDERLYING FUNDS RISK
o        U.S. GOVERNMENT SECURITIES RISK

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Because each Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information about those Underlying Funds.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance Prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Effective April 6, 2009, the JNL/S&P Growth Retirement Strategy Fund ("Acquired Fund") was combined with JNL/S&P Disciplined Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective April 6, 2009, the JNL/S&P Moderate Growth Retirement Strategy Fund ("Acquired Fund") was combined with JNL/S&P Disciplined Moderate Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective April 6, 2009, the JNL/S&P Moderate Retirement Strategy Fund ("Acquired Fund") was combined with JNL/S&P Disciplined Moderate Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

JNL/S&P DISCIPLINED MODERATE FUND

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[GRAPHIC OMITTED]

-26.60%
-------
2008

In the periods shown in the chart, the Fund's highest quarterly return was 3.66% (2nd quarter of 2007) and its lowest quarterly return was -14.44% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------------------- ------------------- ------------------
                                                                                                    1 year           Life of Fund*
--------------------------------------------------------------------------------------------- ------------------- ------------------
JNL/S&P Disciplined Moderate Fund                                                                   -26.60%             -11.59%
Barclays Capital U.S. Aggregate Bond Index                                                            5.24%               6.17%
S&P 500 Index                                                                                       -37.00%             -19.22%
--------------------------------------------------------------------------------------------- ------------------- ------------------

* The Fund began operations on January 16, 2007.
The Barclays Capital U.S. Aggregate Bond Index is a broad-based, unmanaged index.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

JNL/S&P DISCIPLINED MODERATE GROWTH FUND

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[GRAPHIC OMITTED]

-34.76%
-------
2008

In the periods shown in the chart, the Fund's highest quarterly return was 5.23% (2nd quarter of 2007) and its lowest quarterly return was -20.45% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------------------- ------------------ -------------------
                                                                                                   1 year           Life of Fund*
--------------------------------------------------------------------------------------------- ------------------ -------------------
JNL/S&P Disciplined Moderate Growth Fund                                                            -34.76%           -16.86%
Barclays Capital U.S. Aggregate Bond Index                                                            5.24%             6.17%
S&P 500 Index                                                                                       -37.00%           -19.22%
--------------------------------------------------------------------------------------------- ------------------ -------------------

* The Fund began operations on January 16, 2007.
The Barclays Capital U.S. Aggregate Bond Index is a broad-based, unmanaged index.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

JNL/S&P DISCIPLINED GROWTH FUND

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

[GRAPHIC OMITTED]

-39.21%
-------
2008

In the periods shown in the chart, the Fund's highest quarterly return was 6.12% (2nd quarter of 2007) and its lowest quarterly return was -23.11% (4th quarter of 2008).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008
--------------------------------------------------------------------------------------------- ----------------- --------------------
                                                                                                   1 year          Life of Fund*
--------------------------------------------------------------------------------------------- ----------------- --------------------
JNL/S&P Disciplined Growth Fund                                                                     -39.21%           -19.88%
Barclays Capital U.S. Aggregate Bond Index                                                            5.24%             6.17%
S&P 500 Index                                                                                       -37.00%           -19.22%
--------------------------------------------------------------------------------------------- ----------------- --------------------

* The Fund began operations on January 16, 2007.
The Barclays Capital U.S. Aggregate Bond Index is a broad-based, unmanaged index.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

JNL/S&P DISCIPLINED MODERATE FUND

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.18%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                        0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                      0.66%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                  0.85%
---------------------------------------------------------------------------------------------- ---------------------

JNL/S&P DISCIPLINED MODERATE GROWTH FUND

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.18%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                        0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                      0.66%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                  0.85%
---------------------------------------------------------------------------------------------- ---------------------

JNL/S&P DISCIPLINED GROWTH FUND

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.18%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                        0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                      0.65%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                  0.84%
---------------------------------------------------------------------------------------------- ---------------------

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the period ended December 31, 2008. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of each Fund. The example also assumes that each Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/S&P DISCIPLINED MODERATE FUND

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $87
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $271
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                         $471
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                      $1,049
-------------------------------------------------------------------------------------- -----------------------

JNL/S&P DISCIPLINED MODERATE GROWTH FUND

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $87
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $271
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                         $471
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                      $1,049
-------------------------------------------------------------------------------------- -----------------------

JNL/S&P DISCIPLINED GROWTH FUND

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                           $86
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $268
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                         $466
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                      $1,037
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF EACH FUND (OTHER THAN PRINCIPAL STRATEGIES/RISKS). There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Glossary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of this risk.

The SAI has more information about each Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's Financial Services LLC
("S&P"), a wholly-owned subsidiary of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia, John W. Krey and Safia B. Mehta share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS' investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor's Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003. Mr. Krey concentrates on global and international equity as well as international fixed income strategy. Mr. Krey holds masters degrees in economics and International relations from Long Island University.

Ms. Mehta has been a Senior Portfolio Officer at SPIAS since June 2009. Prior to joining SPIAS, Ms. Mehta was a Director, Global & Regional Services at Alliance Berstein from 2007 to 2008. From 2004 to 2007, Ms. Mehta was Vice President, Head of Retirement Investments at Prudential Financial. Ms. Mehta is a graduate of the University of Toronto and holds the Chartered Financial Analyst (CFA) designation and a Chartered Accountant License (CA). She is a member of the New York Society of Security Analysts, Stamford Society of Security Analysts, CFA Institute and the Canadian Institute of Chartered Accountants.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in each Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in each Fund's Semi-Annual Report dated June 30, 2009.

                              MORE ABOUT THE FUNDS

The investment objectives of the respective Funds are not fundamental and may be changed by the Trustees without shareholder approval.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days' written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Funds to invest in investment companies to the extent permitted under the 1940 Act, including unaffiliated money market funds. Under the relief, a Fund may invest cash balances in shares of investment companies, including affiliated investment companies, which are money market funds managed by the Trust's investment adviser or its affiliates. As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees. The Funds have received exemptive relief from the SEC permitting them to invest up to 25% in an affiliated money market fund.

Certain Funds state in the description of their investment strategies that they may invest in futures contracts in certain circumstances. The Fund's use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool. JNAM and the Sub-Advisers have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, they are not subject to registration or regulation as pool operators under that Act.

LENDING OF PORTFOLIO SECURITIES. Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit that meet certain guidelines. Cash collateral may be invested by a Fund in money market investments or short-term liquid investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers' collateral.

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent. There is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

RECENT MARKET EVENTS. Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. These market conditions add significantly to the risk of short-term volatility of the Funds.

In addition, the fixed-income markets are experiencing a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market. These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors. As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may have an adverse effect on a Fund's investments and hamper a Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

REGULATORY INQUIRIES AND PENDING LITIGATION

     JNL/AIM GLOBAL REAL ESTATE FUND, JNL/AIM INTERNATIONAL GROWTH FUND, JNL/AIM LARGE CAP GROWTH FUND, AND JNL/AIM SMALL CAP GROWTH FUND

     Civil lawsuits, including regulatory proceedings and purported class action and shareholder derivative suits against certain AIM Funds, INVESCO Funds Group, Inc (IFG) (the former investment advisor to certain AIM Funds), Invesco Aim Advisors, Inc. (Invesco Aim Advisors), Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM Funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.

     Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM Funds, IFG, Invesco Aim Advisors, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, at WWW.INVESCOAIM.COM.

     JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND, JNL/FRANKLIN TEMPLETON INCOME FUND, JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND, AND JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

     On August 2, 2004, Franklin Resources, Inc. announced that Franklin Advisers, Inc. ("Advisers") (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission ("SEC") that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. Such a distribution plan has been prepared and submitted to the SEC for approval. On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

     Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC's findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

     To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the "Judicial Panel") ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled "In re Mutual Funds Investment Litigation" (the "MDL"). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

     On December 13, 2004, Franklin Templeton Distributors, Inc. ("Distributors") (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC's order and the plan.

     Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of federal securities and state laws relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

     Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.'s website at FRANKLINTEMPLETON.COM under "Statement on Current Industry Issues."

     JNL/OPPENHEIMER GLOBAL GROWTH FUND

     During 2009, a number of complaints have been filed in federal courts against OppenheimerFunds, Inc. ("OFI"), OppenheimerFunds Distributor, Inc. ("OFDI"), and certain Oppenheimer mutual funds ("Defendant Funds") advised by OFI and distributed by OFDI. The complaints naming the Defendant Funds also name certain officers and trustees and former trustees of the respective Defendant Fund. The plaintiffs are seeking class action status on behalf of those who purchased shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws to the effect that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund's investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys' fees and litigation expenses.

     A complaint brought in state court against OFI, OFDI and another subsidiary of OFDI, on behalf of the Oregon College Savings Plan Trust alleges a variety of claims, including breach of contract, breach of fiduciary duty, negligence and violation of state securities laws. Plaintiffs seek compensatory damages, equitable relief and an award of attorneys' fees and litigation expenses.

     Other complaints have been filed in state and federal courts, by investors who made investments through an affiliate of OFI, against OFI and certain of its affiliates, regarding the alleged investment fraud perpetrated by Bernard Madoff and his firm ("Madoff"). Those lawsuits, in 2008 and 2009, allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys' fees and litigation expenses. None of the suits have named OFDI, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.

     OFI believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds' Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the individual independent Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or OFDI to perform their respective duties to the Fund, and that outcome of all the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.

     JNL/PIMCO REAL RETURN FUND AND JNL/PIMCO TOTAL RETURN BOND FUND

     Since February 2004, PIMCO, Allianz Global Investors of America L.P. ("AGI") (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO's parent company), and certain of their affiliates, trustees, and employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares during specified periods, or as derivative actions. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

     These actions generally allege that certain hedge funds were allowed to engage in "market timing" in certain funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees and employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions.

     Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

     In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.'s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders--including certain registered investment companies and other funds managed by PIMCO--were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court's decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a "cost-benefit" analysis of the Committee's claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

     It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on a fund or on PIMCO's or AGID's ability to perform their respective investment advisory or distribution services relating to the funds.

     The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

                           GLOSSARY OF PRINCIPAL RISKS

ACCOUNTING RISK - The investment selection criteria used by the Fund/Underlying Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund/Underlying Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others, including foreign and other jurisdictional requirements. As a result, there can be no assurance that the Fund/Underlying Fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

ALLOCATION RISK - The Fund is subject to the risk of the Sub-Adviser's ability to identify or anticipate changes in market and economic conditions in connection with determining and revising the percentages of allocations among and the selection of appropriate Underlying Funds.

ASIA EX-JAPAN CONCENTRATION RISK - Because the Fund's investments are concentrated in Asia ex-Japan countries, the Fund's performance is expected to be closely tied to social, political and economic conditions within these countries and to be more volatile than the performance of more geographically diversified funds. Many Asian economies are characterized by over-extension of credit, frequent currency fluctuations, devaluations and restrictions, rising unemployment, rapid fluctuations in inflation, reliance on exports, and less efficient markets. Currency devaluation in one Asian country can have a significant effect on the entire region. The legal systems in many Asian countries are still developing, making it more difficult to obtain and/or enforce judgments. Furthermore, increased political and social unrest in some Asian countries could cause economic and market uncertainty throughout the region. The auditing and reporting standards in some Asian countries may not provide the same degree of shareholder protection or information to investors as those in developed countries. In particular, valuation of assets, depreciation, exchange differences, deferred taxation, contingent liability and consolidation may be treated differently than under the auditing and reporting standards of developed countries.

CHINA AND INDIA COUNTRY SPECIFIC RISKS - Because the Fund will primarily invest in equity and equity-related securities in the People's Republic of China and India, the Fund will be exposed to market, currency, and other risks related to specifically to the economies of China and India. Both countries' markets are subject to volatility and structural risks. There can be no guarantee that government reforms and move to capitalism will positively impact the economies of either country. China and India are developing countries, and stable economic growth may be hampered by a number of factors, including, but not limited, to burdensome regulatory requirements, inflation, poor allocation of resources and the reinvestment of capital, government price controls and capital restrictions, and social instability. These risks will have a corresponding affect on securities in which the Fund invests, and the Fund may experience volatility related to its concentration in China and India.

COMMODITY RISK - The Fund's investment in commodities and/or commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund's net asset value), and there can be no assurance that the Fund's use of leverage will be successful.

COMPANY RISK - The Fund/Underlying Fund may invest in U.S. and/or foreign traded equity securities and is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

CONVERTIBLE SECURITIES RISK - The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high (because it is assumed it will be converted) and more like a debt security when the underlying stock price is low (because it is assumed it will not be converted). Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

COUNTERPARTY AND SETTLEMENT RISK - The Fund/Underlying Fund may be exposed to credit risk on the counterparties (the other party(ies) involved in the transaction with each Fund) with which it trades particularly in relation to options, futures contracts and other derivative financial instruments. Such instruments are not afforded the same protections as may apply to participants trading futures or options on organized exchanges, such as the performance guarantee of an exchange clearing house. The Fund will be subject to the possibility of the insolvency, bankruptcy or default of a counterparty with which each Fund trades, which could result in substantial losses to the Fund. The Fund will also be exposed to credit risk on parties with whom it trades securities, and may also bear the risk of settlement default, in particular in relation to debt securities such as bonds, notes and similar debt obligations or instruments. Investors should also note that settlement mechanisms in emerging markets are generally less developed and reliable than those in more developed countries and this therefore increases the risk of settlement default, which could result in substantial losses for each Fund in respect to investments in emerging markets. Investors should also note that the securities of small capitalization companies as well as the securities of companies domiciled in emerging markets are often less liquid and more volatile than securities of large capitalization companies or companies domiciled in more developed markets, which may result in fluctuations in the price of the Fund.

CREDIT RISK - The Fund/Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

CURRENCY RISK - The value of the Fund's/Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's/Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

CYCLICAL OPPORTUNITIES RISK - The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the portfolio manager believes they have growth potential. The Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Fund's share prices. Cyclical stocks in which the Fund may invest tend to increase in value more quickly during economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in economic downturns. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

DERIVATIVES RISK - Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund's/Underlying Fund's Sub-Adviser must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment. For index funds the derivatives purchased are priced on the index that the Sub-Adviser is tracking. The Fund's/Underlying Fund's Sub-Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund/Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund/Underlying Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund/Underlying Fund, depending on the nature and extent of the derivatives in the Fund's/Underlying Fund's portfolio. If the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio. Instability in the market can threaten the ability of the Fund to fulfill its obligation to deliver the underlying debt security to the underlying credit default swaps' seller. The Funds may also be exposed to "Counterparty Risk" (as set forth herein) when entering into agreements related to derivatives instruments or purchasing derivatives instruments.

EMERGING MARKETS RISK - The Fund/Underlying Fund may invest a portion of its assets (each of the JNL/PAM China-India Fund and the JNL/PAM Asia ex-Japan Fund will generally invest a significant portion of its assets) in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

EUROPEAN INVESTING RISK - Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European Union
(EU),  and many are also  members of the European  Economic  and Monetary  Union
(EMU). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members or requires of its candidates for EMU membership. Unemployment in Europe has historically been higher than in the United States. Eastern European countries generally continue to move toward market economies. Because Fund concentrates its investments in Europe, the Fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

FOREIGN SECURITIES RISK - Investments in foreign securities involve risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's/Underlying Fund's performance to fluctuate more than if it held only U.S. securities.

GROWTH INVESTING RISK - Growth stocks can perform differently from the market as a whole or other types of stocks. Growth stocks are generally priced on future earnings or anticipated earnings, and may be more expensive relative to their earnings or assets compared with other types of stocks. As a result of forward-looking growth and revenue expectations, growth stocks tend to be more sensitive to changes in their earnings, and can be more volatile than other types of stocks.

HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES - High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as "junk bonds," and are considered below "investment-grade" by national ratings agencies. Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments. In the event of an unanticipated default, the Fund/Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

INDEX INVESTING RISK - Market fluctuations can cause the performance of an Index to be significantly influenced by a handful of companies. Thus, the Fund's/Underlying Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's/Underlying Fund's performance may sometimes be lower than that of other types of funds that actively invest in stocks that comprise the index. The Fund/Underlying Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Fund/Underlying Fund and index performance may be affected by the Fund's/Underlying Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's/Underlying Fund's portfolio, the timing of purchases and redemptions of the Fund's/Underlying Fund's shares, and the costs and investment effects of reallocating a portion of the Fund's/Underlying Fund's portfolio to comply with the diversification requirements under the Internal Revenue Code, as described above. Because the Fund/Underlying Fund has expenses and other investment considerations that an index does not, the Fund's/Underlying Fund's performance may be lower than that of the index.

INDUSTRY CONCENTRATION RISK - The Fund will concentrate its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

INDUSTRY CONCENTRATION RISK (JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND AND JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND) - Because of the rebalance of the portfolio on the Stock Selection Date, the Fund may be concentrated in certain industry(s) after the Stock Selection Date. As a result, the Fund's performance may be closely tied to, and affected by, the specific industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Fund invests, than a mixture of stocks of companies from a wide variety of industries.

INDUSTRY CONCENTRATION RISK (JNL INSTITUTIONAL ALT 20 FUND, JNL INSTITUTIONAL ALT 35 FUND, JNL INSTITUTIONAL ALT 50 FUND, JNL INSTITUTIONAL ALT 65 FUND, AND JNL/RED ROCKS LISTED PRIVATE EQUITY FUND ONLY) - The risk that the Fund's investments may be concentrated within private equity related industries. Any factors detrimental to the performance of such industries will disproportionately impact the Fund. Investments focused in a particular industry are subject to greater risk and are more greatly impacted by market volatility than less concentrated investments.

INTEREST RATE RISK - The risk that when interest rates increase, fixed income securities held by a Fund/Underlying Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. The Fund/Underlying Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

INVESTMENTS IN IPOS - The Fund may participate in the initial public offering ("IPO") market. Any investment the Fund may make in IPOs may significantly increase the Fund's total returns. As the Fund's assets grow, the impact of IPO investments will decline, which may reduce the Fund's total return. The prices of IPO securities may go up and down more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable IPO investment opportunities.

INVESTMENT STRATEGY RISK - The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

INVESTMENT STYLE RISK - The Fund is subject to the risk that returns from a certain investment style may trail returns from the overall stock market. Certain Funds may use a "growth" investing style while other Funds may use a "value" investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other. These periods, in the past, sometimes have lasted for several years.

ISSUER RISK - The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer's goods or services.

LEVERAGING RISK - Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Fund/Underlying Fund will segregate or "earmark" liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund/Underlying Fund to be more volatile than if the Fund/Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's/Underlying Fund's portfolio securities.

LICENSE TERMINATION RISK - Certain Funds/Underlying Funds rely on licenses from third parties that permit the use of the intellectual property of such parties in connection with the name and/or investment strategies of the Funds/Underlying Funds. Such licenses may be terminated by the licensors, and as a result the Strategy/Fund may lose its ability to receive data from the third party as it relates to the licensed investment strategy, to use the licensed name or the licensed investment strategy. Accordingly, in the event a license is terminated it may have a significant effect on the operation of the Fund/Underlying Fund, including the possibility that a Fund/Underlying Fund may have to change investment strategy.

LIMITED MANAGEMENT RISK - The Fund's/Underlying Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents the Fund/Underlying Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Fund/Underlying Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Fund/Underlying Fund from taking advantage of opportunities available to other funds.

LIQUIDITY RISK - Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund's/Underlying Fund's investments in an illiquid or thinly-traded security may reduce the returns of the Fund/Underlying Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds/Underlying Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Due to corporation actions or regulatory requirements, some securities may be temporarily suspended from trading on the stock exchanges.

LOANS RISK - Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed and may pay only after a delay, which may be substantial. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested. If the Fund purchases a loan, it may only be able to enforce its rights through the lender, and may assume the credit risk of both the lender and the borrower. In the event that a borrower defaults, the Fund's access to the collateral securing the loan may be limited by bankruptcy and other insolvency laws. There is also the risk that the collateral may be inadequate or difficult to realize upon. As a result, the Fund might not receive payments to which it is entitled.

MANAGED PORTFOLIO RISK - As an actively managed portfolio, the value of the Fund's investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager's investment techniques could fail to achieve the Fund's investment objective.

MARKET RISK - Because the Fund/Underlying Fund invests in stocks (sometimes referred to as equities), it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. Consequently, a broad-based market drop may also cause a stock's price to fall.

     Securities may also decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Fund/Underlying Fund invests, and may not favor equity securities at all.

     For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund/Underlying Fund, will fall. A broad-based market drop may also cause a stock's price to fall.

MID-CAPITALIZATION INVESTING RISK - The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. The companies in which the Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to enable a Fund/Underlying Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the Fund may not be appropriate for all investors.

MODEL RISK - The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK - A Fund/Underlying Fund that purchases mortgage-related securities and mortgage-backed securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund/Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. Rising interest rates and falling property prices may increase the likelihood that individuals and entities may fall behind or fail to make payments on their mortgages. This is referred to as default risk. When there are a number of mortgage defaults, the interest paid by mortgage-backed and mortgage-related securities may decline, or may not be paid. In addition, a number of mortgage defaults could lead to a decline in the value of mortgage-backed and mortgage-related securities. Mortgage-related securities are also subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund/Underlying Fund because the Fund/Underlying Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk

     Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments or defaults on the underlying mortgages serving as collateral. An increase or decrease in payment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of payments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation, interest rates, and/or tax policies.

NON-DIVERSIFICATION RISK - The Fund is "non-diversified." Under a definition provided by the 1940 Act, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. If these issues were to decline in value, you may lose a substantial portion of your investment. In addition, because of the Fund's investment strategies, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price. Notwithstanding the foregoing, and in compliance with the 1940 Act, the Fund does not intend to invest more than 5% of the value of its total assets in the common stock of any issuer that derives more than 15% of its gross revenues from securities-related activities.

PACIFIC RIM INVESTING RISK - The Pacific Rim economies are in all stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. However, the Fund will invest in developed markets. Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time. Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The Australia and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. Because the Fund's investments are concentrated in the Pacific Rim, the Fund's performance is expected to be closely tied to social, political, and economic conditions within the Pacific Rim and to be more volatile than the performance of more geographically diversified funds.

PORTFOLIO TURNOVER - The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance. Active trading also may increase realized short-term capital gains and losses.

PREPAYMENT RISK - During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

PRIVATE EQUITY RISK - In addition to the risks associated with the Fund's direct investments, the Fund is also subject to the underlying risks which affect the Listed Private Equity Companies in which the Fund invests. Listed Private Equity Companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity risk, sector risk, non-U.S. security risk, currency risk, credit risk, managed portfolio risk and derivatives risk (derivatives risk is the risk that the value of the Listed Private Equity Companies' derivative investments will fall because of pricing difficulties or lack of correlation with the underlying investment).

     There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.

     Listed Private Equity Companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance of a small number of in-vestments, or even a single investment, particularly if a company experiences the need to write down the value of an investment.

REAL ESTATE INVESTMENT RISK - Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management. Many real estate companies, including real estate investment trusts ("REITs"), utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates. Financial covenants related to real estate company leveraging may affect the company's ability to operate effectively. Real estate risk may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination. Real estate companies tend to be small to medium-sized companies. Real estate companies, like other smaller company shares, can be more volatile than, and perform differently from, larger company shares. There may be less trading in smaller company's shares, which means that buy and sell transactions in those shares could have a larger impact on the share's price than is the case with larger company shares. The Fund could conceivably hold real estate directly if a company defaults on debt securities the Fund owns. In that event, an investment in the Fund may have additional risks relating to direct ownership in real estate, including difficulties in valuing and trading real estate (liquidity risks), declines in value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates. The value of a Fund's investment in REITs may be affected by the management skill of the persons managing the REIT. Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses.

     Due to the fact that the Fund focuses its investments in REITs and other companies related to the real estate industry, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.

RISK ARBITRAGE SECURITIES AND DISTRESSED COMPANIES - A Fund/Underlying Fund may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the Fund's/Underlying Fund's Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or about to be, involved in reorganizations, financial restructurings or bankruptcy.

     A merger or other restructuring or tender or exchange offer proposed at the time a Fund/Underlying Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, if at all, resulting in losses to the Fund/Underlying Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

RISK OF INVESTMENT IN BANKING INDUSTRY - Because the Fund may invest more than 25% of total assets in securities issued by U.S. banks, its performance could be affected by factors influencing the health of the banking industry. These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers. The bank securities in which the Fund may invest typically are not insured by the federal government. Securities that do not represent deposits have lower priority in the bank's capital structure than those that do. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

SECTOR RISK - The Fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By having significant investments in a particular sector from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.

     Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have significant impact on financial services companies.

SHORT SALES RISK - A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. In addition, short positions typically involve increased liquidity risk and transaction costs. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

SMALL CAP INVESTING RISK - Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Fund/Underlying Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund/Underlying Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the Fund/Underlying Fund may not be appropriate for all investors.

SPECULATIVE EXPOSURE RISK - To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

SYNTHETIC INSTRUMENTS RISK - Investing in synthetic instruments involves risks that the fluctuations in the values may not correlate perfectly with the overall securities market. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Also, synthetic instruments are subject to counter part risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

TAX RISK - In order to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income and capital gains. The Internal Revenue Service ("IRS") has issued a ruling that causes certain income from commodity-linked swaps, in which the Fund invests to gain exposure to the DJ-UBS Index, to not be considered qualifying income. Any income the Fund derives from direct investments in such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of the Fund's gross income. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income at regular corporate rates (without regard to the dividends paid deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS - In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund/Underlying Fund may temporarily hold all or a significant portion of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments. The Fund/Underlying Fund reserves the right to invest without limitation in such instruments. During periods in which a Fund/Underlying Fund employs such a temporary defensive strategy or holds large cash positions, the Fund/Underlying Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive or large cash position may reduce the potential for appreciation of the Fund's/Underlying Fund's portfolio and may affect the Fund's/Underlying Fund's performance.

TRADING COST AND REBALANCE RISK - Due to the investment strategy of the Fund/Underlying Fund, the Fund's/Underlying Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The
Fund's/Underlying Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund/Underlying Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund/Underlying Fund may incur significant trading costs and commissions, which could negatively affect performance.

UNDERLYING FUNDS RISK - Because the Fund is a "Fund of Funds" and invests substantially all of its assets in "Underlying Funds," the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved. As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees and 12b-1 fees.

U.S. GOVERNMENT SECURITIES RISK - The Fund/Underlying Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the former Student Loan Marketing Association; or
(iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund/Underlying Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

     On September 2008, the FHLMC and FNMA were placed under the conservatorship of the Federal Housing Finance Agency. Also in September 2008, the U.S. Department of the Treasury announced (i) a commitment of indefinite duration to maintain the positive net worth of FHLMC and FNMA in exchange for senior preferred stock and warrants for common stock of the entities, and (ii) took additional steps to provide liquidity to FHLMC and FNMA. It is unclear what effect the conservatorship and actions by the Treasury Department will have on FHLMC and FNMA. FHLMC and FNMA also recently have been the subject of increased scrutiny by Congress, and investigation by federal regulators over accounting and corporate governance matters. The results of any legislation or investigation could adversely affect FHLMC and/or FNMA and, as a result, the payment of principal or interest on mortgage-backed and mortgage-related securities.

VALUE INVESTING RISK - The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price as anticipated by the Fund's/Underlying Fund's Sub-Adviser if other investors fail to recognize the company's value or the factors that the Fund's/Underlying Fund's Sub-Adviser believes will increase the price of the security do not occur.

VALUE INVESTING RISK (JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND) - The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

     The Fund's bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered "cheaply" priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (such as growth companies that have recently stumbled to levels considered "cheap" in the Sub-Adviser's opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market or losing more value.

                             MANAGEMENT OF THE TRUST

INVESTMENT ADVISER

Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Jackson National Asset Management, LLCSM ("JNAM(R)" or the "Adviser"), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson, which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2009.

MANAGEMENT FEE

As compensation for its services, the Adviser receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly. The fee the Adviser receives from each Fund is set forth below as an annual percentage of the net assets of the Fund. Each JNL/S&P Fund (except the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund), the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, and the JNL Institutional Alt 65 Fund will indirectly bear its pro rata share of fees of the Underlying Funds in addition to the fees shown for that Fund.

---------------------------------------------------------------------- ---------------------------------- --------------------------
                                                                                                                  ADVISORY FEE
                                                                                                             (ANNUAL RATE BASED ON
                                                                                                                  AVERAGE NET
FUND                                                                   ASSETS                                 ASSETS OF EACH FUND)
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL Institutional Alt 20 Fund                                          $0 to $500 million                                      .15%
                                                                       Over $500 million                                       .10%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL Institutional Alt 35 Fund                                          $0 to $500 million                                      .15%
                                                                       Over $500 million                                       .10%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL Institutional Alt 50 Fund                                          $0 to $500 million                                      .15%
                                                                       Over $500 million                                       .10%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL Institutional Alt 65 Fund                                          $0 to $500 million                                      .15%
                                                                       Over $500 million                                       .10%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/AIM International Growth Fund                                      $0 to $150 million                                      .70%
                                                                       $150 million to $500 million                            .65%
                                                                       Over $500 million                                       .60%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/AIM Large Cap Growth Fund                                          $0 to $150 million                                      .70%
                                                                       Over $150 million                                       .65%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/AIM Global Real Estate Fund                                        $0 to $50 million                                       .75%
                                                                       Over $50 million                                        .70%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/AIM Small Cap Growth Fund                                          $0 to $300 million                                      .85%
                                                                       Over $300 million                                       .80%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Capital Guardian Global Balanced Fund                              $0 to $500 million                                      .65%
                                                                       Over $500 million                                       .60%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Capital Guardian Global Diversified Research Fund                  $0 to $150 million                                      .75%
                                                                       $150 million to $500 million                            .70%
                                                                       $500 million to $750 million                            .65%
                                                                       Over $750 million                                       .60%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Capital Guardian International Small Cap Fund                      $0 to $500 million                                      .95%
                                                                       Over $500 million                                       .90%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Capital Guardian U.S. Growth Equity Fund                           $0 to $150 million                                      .70%
                                                                       $150 million to $500 million                            .65%
                                                                       $500 million to $750 million                            .60%
                                                                       Over $750 million                                       .55%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Credit Suisse Commodity Securities Fund                            $0 to $300 million                                      .70%
                                                                       Over $300 million                                       .60%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Credit Suisse Long/Short Fund                                      $0 to $300 million                                      .80%
                                                                       Over $300 million                                       .75%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Eagle Core Equity Fund                                             $0 to $100 million                                      .65%
                                                                       $100 million to $300 million                            .60%
                                                                       Over $300 million                                       .55%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Eagle SmallCap Equity Fund                                         $0 to $100 million                                      .75%
                                                                       $100 million to $500 million                            .70%
                                                                       Over $500 million                                       .65%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Franklin Templeton Founding Strategy Fund                          All Assets                                                0%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Franklin Templeton Global Growth Fund                              $0 to $300 million                                      .75%
                                                                       $300 to $500 million                                    .65%
                                                                       Over $500 million                                       .60%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Franklin Templeton Income Fund                                     $0 to $100 million                                      .80%
                                                                       $100 million to $200 million                            .75%
                                                                       $200 million to $500 million                            .65%
                                                                       Over $500 million                                       .60%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Franklin Templeton Mutual Shares Fund                              $0 to $500 million                                      .75%
                                                                       Over $500 million                                       .70%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Franklin Templeton Small Cap Value Fund                            $0 to $200 million                                      .85%
                                                                       $200 million to $500 million                            .77%
                                                                       Over $500 million                                       .75%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Goldman Sachs Core Plus Bond Fund                                  $0 to $500 million                                      .60%
                                                                       Over $500 million                                       .55%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Goldman Sachs Emerging Markets Debt Fund                           $0 to $200 million                                      .75%
                                                                       Over $200 million                                       .70%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Goldman Sachs Mid Cap Value Fund                                   $0 to $100 million                                      .75%
                                                                       Over $100 million                                       .70%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Ivy Asset Strategy Fund                                            $0 to $500 million                                      .90%
                                                                       Over $500 million                                       .85%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/JPMorgan International Value Fund                                  $0 to $150 million                                      .70%
                                                                       $150 million to $500 million                            .65%
                                                                       Over $500 million                                       .60%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/JPMorgan MidCap Growth Fund                                        $0 to $250 million                                      .70%
                                                                       $250 million to $750 million                            .65%
                                                                       $750 million to $1,500 million                          .60%
                                                                       Over $1,500 million                                     .55%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/JPMorgan U.S. Government & Quality Bond Fund                       $0 to $150 million                                      .50%
                                                                       $150 million to $300 million                            .45%
                                                                       $300 million to $500 million                            .40%
                                                                       Over $500 million                                       .35%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Lazard Emerging Markets Fund                                       $0 to $100 million                                     1.00%
                                                                       $100 million to $250 million                            .90%
                                                                       Over $250 million                                       .85%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Lazard Mid Cap Equity Fund                                         $0 to $50 million                                       .75%
                                                                       $50 million to $250 million                             .70%
                                                                       Over $250 million                                       .65%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/M&G Global Basics Fund                                             $0 to $500 million                                      .85%
                                                                       Over $500 million                                       .80%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/M&G Global Leaders Fund                                            $0 to $500 million                                      .85%
                                                                       Over $500 million                                       .80%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Mellon Capital Management 10 x 10 Fund                             All Assets                                                0%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Mellon Capital Management Index 5 Fund                             All Assets                                                0%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Mellon Capital Management European 30 Fund                         $0 to $50 million                                       .37%
                                                                       $50 million to $100 million                             .31%
                                                                       Over $100 million                                       .28%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Mellon Capital Management Pacific Rim 30 Fund                      $0 to $50 million                                       .37%
                                                                       $50 million to $100 million                             .31%
                                                                       Over $100 million                                       .28%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Mellon Capital Management S&P 500 Index Fund                       $0 to $500 million                                      .29%
                                                                       $500 million to $750 million                            .24%
                                                                       Over $750 million                                       .23%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Mellon Capital Management S&P 400 MidCap Index Fund                $0 to $500 million                                      .29%
                                                                       $500 million to $750 million                            .24%
                                                                       Over $750 million                                       .23%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Mellon Capital Management Small Cap Index Fund                     $0 to $500 million                                      .29%
                                                                       $500 million to $750 million                            .24%
                                                                       Over $750 million                                       .23%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Mellon Capital Management International Index Fund                 $0 to $500 million                                      .30%
                                                                       $500 million to $750 million                            .25%
                                                                       Over $750 million                                       .24%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Mellon Capital Management Bond Index Fund                          $0 to $500 million                                      .30%
                                                                       $500 million to $750 million                            .25%
                                                                       Over $750 million                                       .24%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Mellon Capital Management Global Alpha Fund                        $0 to $500 million                                     1.00%
                                                                       Over $500 million                                       .90%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Oppenheimer Global Growth Fund                                     $0 to $300 million                                      .70%
                                                                       Over $300 million                                       .60%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/PAM Asia ex-Japan Fund                                             $0 to $500 million                                      .90%
                                                                       Over $500 million                                       .85%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/PAM China-India Fund                                               $0 to $500 million                                      .90%
                                                                       Over $500 million                                       .85%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/PIMCO Real Return Fund                                             $0 to $1 billion                                        .50%
                                                                       Over $1 billion                                        .475%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/PIMCO Total Return Bond Fund                                       All assets                                              .50%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/PPM America High Yield Bond Fund                                   $0 to $150 million                                      .50%
                                                                       $150 million to $500 million                            .45%
                                                                       Over $500 million                                      .425%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/PPM America Mid Cap Value Fund                                     $0 to $500 million                                      .75%
                                                                       Over $500 million                                       .70%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/PPM America Small Cap Value Fund                                   $0 to $500 million                                      .75%
                                                                       Over $500 million                                       .70%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/PPM America Value Equity Fund                                      $0 to $300 million                                      .55%
                                                                       Over $300 million                                       .50%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Red Rocks Listed Private Equity Fund                               $0 to $200 million                                      .85%
                                                                       Over $200 million                                       .80%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Select Balanced Fund                                               $0 to $50 million                                       .55%
                                                                       $50 million to $150 million                             .50%
                                                                       $150 million to $300 million                           .475%
                                                                       $300 million to $500 million                            .45%
                                                                       Over $500 million                                      .425%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Select Money Market Fund                                           $0 to $500 million                                      .28%
                                                                       Over $500 million                                       .25%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/Select Value Fund                                                  $0 to $300 million                                      .55%
                                                                       $300 million to $500 million                            .50%
                                                                       Over $500 million                                       .45%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/T. Rowe Price Established Growth Fund                              $0 to $150 million                                      .65%
                                                                       $150 million to $500 million                            .60%
                                                                       Over $500 million                                       .55%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/T. Rowe Price Mid-Cap Growth Fund                                  $0 to $150 million                                      .75%
                                                                       Over $150 million                                       .70%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/T. Rowe Price Short-Term Bond Fund                                 $0 to $250 million                                      .45%
                                                                       Over $250 million                                       .40%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/T. Rowe Price Value Fund                                           $0 to $150 million                                      .70%
                                                                       $150 million to $500 million                            .65%
                                                                       Over $500 million                                       .60%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/S&P Competitive Advantage Fund                                     $0 to $500 million                                      .40%
                                                                       Over $500 million                                       .35%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/S&P Dividend Income & Growth Fund                                  $0 to $500 million                                      .40%
                                                                       Over $500 million                                       .35%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/S&P Intrinsic Value Fund                                           $0 to $500 million                                      .40%
                                                                       Over $500 million                                       .35%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/S&P Total Yield Fund                                               $0 to $500 million                                      .40%
                                                                       Over $500 million                                       .35%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/S&P 4 Fund                                                         All Assets                                                0%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/S&P Managed Conservative Fund                                      $0 to $500 million                                      .13%
                                                                       Over $500 million                                       .08%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/S&P Managed Moderate Fund                                          $0 to $500 million                                      .13%
                                                                       Over $500 million                                       .08%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/S&P Managed Moderate Growth Fund                                   $0 to $500 million                                      .13%
                                                                       Over $500 million                                       .08%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/S&P Managed Growth Fund                                            $0 to $500 million                                      .13%
                                                                       Over $500 million                                       .08%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/S&P Managed Aggressive Growth Fund                                 $0 to $500 million                                      .13%
                                                                       Over $500 million                                       .08%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/S&P Retirement Income Fund                                         $0 to $500 million                                      .13%
                                                                       Over $500 million                                       .08%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/S&P Retirement 2015 Fund                                           $0 to $500 million                                      .13%
                                                                       Over $500 million                                       .08%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/S&P Retirement 2020 Fund                                           $0 to $500 million                                      .13%
                                                                       Over $500 million                                       .08%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/S&P Retirement 2025 Fund                                           $0 to $500 million                                      .13%
                                                                       Over $500 million                                       .08%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/S&P Disciplined Moderate Fund                                      $0 to $500 million                                      .13%
                                                                       Over $500 million                                       .08%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/S&P Disciplined Moderate Growth Fund                               $0 to $500 million                                      .13%
                                                                       Over $500 million                                       .08%
---------------------------------------------------------------------- ---------------------------------- --------------------------
---------------------------------------------------------------------- ---------------------------------- --------------------------
JNL/S&P Disciplined Growth Fund                                        $0 to $500 million                                      .13%
                                                                       Over $500 million                                       .08%
---------------------------------------------------------------------- ---------------------------------- --------------------------

SUB-ADVISORY ARRANGEMENTS

The Adviser selects, contracts with and compensates Sub-Advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such Sub-Advisers with the investment objectives and related policies of each Fund and reviews the performance of such Sub-Advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements with the Adviser, the Sub-Adviser manages the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Trustees of the Trust. The Sub-Adviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in this Prospectus. Each Sub-Adviser (except SPIAS as Sub-Adviser to the following
Funds: JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund), implements such programs by purchases and sales of securities. Because the investments of the Funds listed above for which SPIAS is Sub-Adviser consist exclusively of shares of other Funds of the Trust, SPIAS relays its program recommendations to the Adviser for implementation. Each Sub-Adviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs. For the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund and the JNL/S&P Total Yield Fund, Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS. Mellon Capital directs portfolio transactions in the Funds, as required, to closely replicate the allocations developed by SPIAS.

As compensation for its services, each Sub-Adviser receives a fee from the Adviser computed separately for the applicable Fund, stated as an annual percentage of the net assets of such Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay the Sub-Advisers out of the advisory fee it receives from the Fund.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated Sub-Advisers with the approval of the Board of Trustees, but without the approval of shareholders. The order allows the Adviser to materially amend a sub-advisory agreement with unaffiliated sub-advisers with the approval of the Board of Trustees, but without shareholder approval. Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to the following services:

     o    Performing  initial due diligence on prospective  Sub-Advisers for the
          Funds;
     o    Monitoring the performance of Sub-Advisers;
     o    Communicating performance expectations to the Sub-Advisers; and
     o    Ultimately   recommending   to  the  Board  of   Trustees   whether  a
          Sub-Adviser's contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers. Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time. At a shareholder meeting of the Trust held on October 26, 2000, the shareholders of all Funds approved this multi-manager structure.

                               ADMINISTRATIVE FEE

In  addition  to  the   investment   advisory   fee,  each  Fund  pays  to  JNAM
("Administrator") an Administrative Fee as annual percentage of the average daily net assets of the Fund as set forth below.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal (except for litigation expenses and other expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees (categorized as "Other Expenses" in the fee tables).

--------------------------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                                           ADMINISTRATIVE
                                                                                                  ASSETS               FEE
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL Institutional Alt 20 Fund                                                                  All Assets              .05%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL Institutional Alt 35 Fund                                                                  All Assets              .05%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL Institutional Alt 50 Fund                                                                  All Assets              .05%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL Institutional Alt 65 Fund                                                                  All Assets              .05%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/AIM International Growth Fund                                                              All Assets              .15%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/AIM Large Cap Growth Fund                                                                  All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/AIM Global Real Estate Fund                                                                All Assets              .15%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/AIM Small Cap Growth Fund                                                                  All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Capital Guardian Global Balanced Fund                                                      All Assets              .15%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Capital Guardian Global Diversified Research Fund                                          All Assets              .15%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Capital Guardian International Small Cap Fund                                              All Assets              .15%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Capital Guardian U.S. Growth Equity Fund                                                   All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Credit Suisse Commodity Securities Fund                                                    All Assets              .15%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Credit Suisse Long/Short Fund                                                              All Assets              .15%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Eagle Core Equity Fund                                                                     All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Eagle SmallCap Equity Fund                                                                 All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Franklin Templeton Founding Strategy Fund                                                  All Assets              .05%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Franklin Templeton Global Growth Fund                                                      All Assets              .15%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Franklin Templeton Income Fund                                                             All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Franklin Templeton Mutual Shares Fund                                                      All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Franklin Templeton Small Cap Value Fund                                                    All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Goldman Sachs Core Plus Bond Fund                                                          All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Goldman Sachs Emerging Markets Debt Fund                                                   All Assets              .15%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Goldman Sachs Mid Cap Value Fund                                                           All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Ivy Asset Strategy Fund                                                                    All Assets              .15%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/JPMorgan International Value Fund                                                          All Assets              .15%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/JPMorgan MidCap Growth Fund                                                                All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/JPMorgan U.S. Government & Quality Bond Fund                                               All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Lazard Emerging Markets Fund                                                               All Assets              .15%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Lazard Mid Cap Equity Fund                                                                 All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/M&G Global Basics Fund                                                                     All Assets              .15%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/M&G Global Leaders Fund                                                                    All Assets              .15%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Mellon Capital Management 10 x 10 Fund                                                     All Assets              .05%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Mellon Capital Management Index 5 Fund                                                     All Assets              .05%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Mellon Capital Management European 30 Fund                                                 All Assets              .20%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Mellon Capital Management Pacific Rim 30 Fund                                              All Assets              .20%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Mellon Capital Management S&P 500 Index Fund                                               All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Mellon Capital Management S&P 400 MidCap Index Fund                                        All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Mellon Capital Management Small Cap Index Fund                                             All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Mellon Capital Management International Index Fund                                         All Assets              .15%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Mellon Capital Management Bond Index Fund                                                  All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Mellon Capital Management Global Alpha Fund                                                All Assets              .15%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Oppenheimer Global Growth Fund                                                             All Assets              .15%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/PAM Asia ex-Japan Fund                                                                     All Assets              .15%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/PAM China-India Fund                                                                       All Assets              .20%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/PIMCO Real Return Fund                                                                     All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/PIMCO Total Return Bond Fund                                                               All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/PPM America High Yield Bond Fund                                                           All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/PPM America Mid Cap Value Fund                                                             All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/PPM America Small Cap Value Fund                                                           All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/PPM America Value Equity Fund                                                              All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Red Rocks Listed Private Equity Fund                                                       All Assets              .15%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Select Balanced Fund                                                                       All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Select Money Market Fund                                                                   All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Select Value Fund                                                                          All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/T. Rowe Price Established Growth Fund                                                      All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/T. Rowe Price Mid-Cap Growth Fund                                                          All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/T. Rowe Price Short-Term Bond Fund                                                         All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/T. Rowe Price Value Fund                                                                   All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Competitive Advantage Fund                                                             All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Dividend Income & Growth Fund                                                          All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Intrinsic Value Fund                                                                   All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Total Yield Fund                                                                       All Assets              .10%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P S&P 4 Fund                                                                             All Assets              .05%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Managed Growth Fund                                                                    All Assets              .05%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Managed Conservative Fund                                                              All Assets              .05%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Managed Moderate Growth Fund                                                           All Assets              .05%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Managed Moderate Fund                                                                  All Assets              .05%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Managed Aggressive Growth Fund                                                         All Assets              .05%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Retirement Income Fund                                                                 All Assets              .05%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Retirement 2015 Fund                                                                   All Assets              .05%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Retirement 2020 Fund                                                                   All Assets              .05%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Retirement 2025 Fund                                                                   All Assets              .05%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Disciplined Moderate Fund                                                              All Assets              .05%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Disciplined Moderate Growth Fund                                                       All Assets              .05%
--------------------------------------------------------------------------------------------- ---------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Disciplined Growth Fund                                                                All Assets              .05%
--------------------------------------------------------------------------------------------- ---------------- ---------------------

                                CLASSES OF SHARES

Effective December 15, 2003, the Trust adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act. Under the multi-class plan, each Fund has two classes of shares (Class A and Class B), except the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed
Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, JNL/S&P Disciplined Growth Fund, JNL/S&P 4 Fund, the JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and the JNL/Franklin Templeton Founding Strategy Fund have one class of shares. The outstanding shares of all Funds (except JNL/S&P Funds) as of that date have been redesignated Class A shares.

This Prospectus offers two classes of shares. Under the multi-class structure, the Class A shares and Class B shares of each Fund represent interests in the same portfolio of securities, and will be substantially the same except for "class expenses." The expenses of each Fund will be borne by each Class of shares based on the net assets of the Fund attributable to each Class, except that class expenses will be allocated to each Class. "Class expenses" will include any distribution or administrative or service expense allocable to the appropriate Class, pursuant to the Brokerage Enhancement Plan described below, and any other expense that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

                                DISTRIBUTION PLAN

All Funds of the Trust except the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, JNL/S&P Disciplined Growth Fund, JNL/S&P 4 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and JNL/Franklin Templeton Founding Strategy Fund, have adopted, in accord with the provisions of Rule 12b-1 under the 1940 Act, a Distribution Plan ("Plan").

The Board of Trustees, including all of the Independent Trustees, approves, at least annually, the continuation of the Distribution Plan ("Plan") in connection with the Board's adoption of a multi-class plan authorizing Class A and Class B interests. Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund's average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests. Jackson National Life Distributors LLC ("JNLD"), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

                                 THE DISTRIBUTOR

The Distributor also has the following relationships with the Sub-Advisers and their affiliates. The Distributor receives payments from certain of the Sub-Advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the Sub-Adviser's participation. A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the Sub-Advisers and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. In addition, the Distributor acts as distributor of variable insurance contracts and variable life insurance policies (the "Contracts") issued by Jackson and its subsidiary Jackson National Life Insurance Company of New York ("Jackson NY"). Raymond James Financial Services, a brokerage affiliate of the Sub-Adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the Contracts.

                           INVESTMENT IN TRUST SHARES

Shares of the Trust are currently sold to separate accounts ("Accounts") of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable contracts ("Contracts"), to qualified and unqualified retirement plans and other regulated investment companies. The Accounts purchases the shares of the sub-accounts that investing the Funds at their net asset value. There is no sales charge.

Shares of the Funds are not available to the general public directly. Some of the Funds are managed by Sub-Advisers who manage publicly available mutual funds having similar names and investment objectives. While some of the Funds may be similar to, and may in fact be modeled after publicly available mutual funds, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The net asset value per share of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

The Board of Trustees has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the "fair value" of a security for which a current market price is not available. Under these procedures, in general the "fair value" of a security shall be the amount, determined by the Administrator in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board of Trustees has established a pricing committee to review fair value determinations. The pricing committee will also review restricted and illiquid security values, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g. disorderly market transactions) and determine/review fair values pursuant to the "Pricing Policies and Procedures" adopted by the Board of Trustees of the Trust.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares. As a result, a Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's shares.

Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund's net asset value ("time-zone arbitrage"). Accordingly, the Trust's procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Trustees, to determine the "fair value" of such securities for purposes of calculating a Fund's net asset value. The Administrator will "fair value" such securities if it determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices will be deemed under the Trust's pricing procedures to be a "significant event." A "significant event" affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund's portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the "fair value" of such securities for purposes of determining a Fund's net asset value. When fair-value pricing is employed, the securities prices used to calculate a Fund's NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for "time zone arbitrage" in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to "market timers" and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices. However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

                             "MARKET TIMING" POLICY

Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves, by a qualified retirement plan for Jackson and its affiliates, and other regulated investment companies.

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Funds are not intended as vehicles for market timing. The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, "service providers") with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. This does not apply to a money market Fund.

See the Separate Account Prospectus for the contract that describes Jackson's anti-market timing policies and procedures. The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds' Board of Trustees has adopted a policy of "fair value" pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds. The Funds' "fair value" pricing policy applies to all Funds where a significant event (as described above) has occurred. In addition, the S&P Funds net asset values are calculated based on the net asset values of the Underlying Funds and the "fair value" pricing policy will apply to the Underlying Funds as described above. The Funds' "fair value" pricing policy is described under "Investment in Trust Shares" above.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

                       DISCLOSURE OF PORTFOLIO SECURITIES

A description of the Fund's policies and procedures relating to disclosure of portfolio securities is available in the Fund's Statement of Additional Information and at WWW.JACKSON.COM.

                                SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the Trust and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

     o When the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

     o When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

     o During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

Each Fund intends to qualify as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). Each Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Because the shareholders of each Fund are separate accounts of variable insurance contracts, qualified and unqualified retirement plans, there are no tax consequences to those shareholders of buying, holding, exchanging and selling shares of the Funds. Distributions from the Funds are not taxable to those shareholders. However, owners of Contracts should consult the applicable Account Prospectus for more detailed information on tax issues related to the Contracts.

                              FINANCIAL HIGHLIGHTS

The following table provides selected per share data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2009 (semi-annual report) has not been audited.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 20 FUND (H)

Class A
 04/06(A)-06/30/2009       $10.00       $ (0.01)        $ 1.03         $ 1.02           $ -                $ -       $ 11.02
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 35 FUND (H)

Class A
 04/06(A)-06/30/2009        10.00         (0.01)          1.26           1.25             -                  -         11.25
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 50 FUND (H)

Class A
 04/06(A)-06/30/2009        10.00         (0.01)          1.44           1.43             -                  -         11.43
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 65 FUND (H)

Class A
 04/06(A)-06/30/2009        10.00         (0.01)          1.63           1.62             -                  -         11.62
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM INTERNATIONAL GROWTH FUND

Class A
     06/30/2009              6.88          0.10           0.72           0.82             -                  -          7.70
     12/31/2008             15.74          0.27          (6.68)         (6.41)        (0.06)             (2.39)         6.88
     12/31/2007             14.55          0.30           1.10           1.40         (0.21)                 -          15.74
     12/31/2006             12.03          0.18           2.55           2.73         (0.21)                 -          14.55
     12/31/2005             11.04          0.14           1.04           1.18         (0.19)                 -          12.03
     12/31/2004              9.61          0.10           1.47           1.57         (0.14)                 -          11.04
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
     06/30/2009              8.67          0.02           0.34           0.36             -                  -          9.03
     12/31/2008             14.93          0.04          (5.69)         (5.65)        (0.02)             (0.59)         8.67
     12/31/2007             13.49          0.02           2.09           2.11         (0.01)             (0.66)        14.93
     12/31/2006             12.51          0.02           0.96           0.98          0.00 (F)              -         13.49
     12/31/2005             11.67          0.00           0.84           0.84             -                  -         12.51
     12/31/2004             10.61          0.01           1.05           1.06             -                  -         11.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM GLOBAL REAL ESTATE FUND

Class A
     06/30/2009              5.79          0.11           0.12           0.23             -                  -          6.02
     12/31/2008             12.44          0.31          (4.96)         (4.65)        (0.23)             (1.77)         5.79
     12/31/2007             15.80          0.20          (2.58)         (2.38)        (0.17)             (0.81)        12.44
     12/31/2006             11.70          0.42           3.84           4.26         (0.05)             (0.11)        15.80
 05/02(A)-12/31/2005        10.00          0.21           1.49           1.70             -                  -         11.70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 20 FUND (H)

Class A
 04/06(A)-06/30/2009        10.20 %         $ 28,789          3%        0.21 %         (0.21)%           n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 35 FUND (H)

Class A
 04/06(A)-06/30/2009          12.50           49,869           0          0.20         (0.20)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 50 FUND (H)

Class A
 04/06(A)-06/30/2009          14.30           50,270           0          0.20         (0.20)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL ALT INSTITUTIONAL ALT 65 FUND (H)

Class A
 04/06(A)-06/30/2009          16.20           29,013           0          0.21         (0.21)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM INTERNATIONAL GROWTH FUND

Class A
     06/30/2009               11.92 (T)      279,782          23          1.05          2.92             n/a            n/a
     12/31/2008              (40.94)         249,897          53          1.03          2.10             n/a            n/a
     12/31/2007                9.70          475,302         105          1.03          1.90             n/a            n/a
     12/31/2006               22.67          259,811          12          1.06          1.35             n/a            n/a
     12/31/2005               10.69          201,554          71          1.08          1.25             n/a            n/a
     12/31/2004               16.34           94,998          75          1.17          0.96            1.19           0.94
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
     06/30/2009                4.15          439,432          32          0.98          0.53             n/a            n/a
     12/31/2008              (37.66)         350,826          56          0.97          0.29             n/a            n/a
     12/31/2007               15.75          525,103          71          0.99          0.17             n/a            n/a
     12/31/2006                7.86          396,703          90          1.00          0.12             n/a            n/a
     12/31/2005                7.23          361,417         101          1.01          0.03             n/a            n/a
     12/31/2004                9.99          191,003          96          1.07          0.09            1.10           0.06
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM GLOBAL REAL ESTATE FUND

Class A
     06/30/2009                3.97          188,069          37          1.07          4.41             n/a            n/a
     12/31/2008              (35.71)         145,218         117          1.03          2.78             n/a            n/a
     12/31/2007              (15.01)         184,451          76          1.02          1.29             n/a            n/a
     12/31/2006               36.38          254,557          37          1.02          2.98             n/a            n/a
 05/02(A)-12/31/2005          17.00           79,209          36          1.05          3.37             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
     06/30/2009            $ 7.50       $ (0.01)        $ 0.96         $ 0.95           $ -                $ -        $ 8.45
     12/31/2008             14.82         (0.04)         (5.95)         (5.99)            -              (1.33)         7.50
     12/31/2007             14.27         (0.10)          1.71           1.61             -              (1.06)        14.82
     12/31/2006             13.52         (0.11)          2.07           1.96             -              (1.21)        14.27
     12/31/2005             12.47         (0.08)          1.13           1.05             -                  -         13.52
     12/31/2004             11.67         (0.12)          0.92           0.80             -                  -         12.47
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND

Class A
     06/30/2009              7.35          0.09           0.31           0.40             -                  -          7.75
     12/31/2008             11.95          0.25          (3.67)         (3.42)        (0.12)             (1.06)         7.35
     12/31/2007             11.92          0.20           0.72           0.92         (0.14)             (0.75)        11.95
     12/31/2006             11.03          0.18           1.01           1.19         (0.10)             (0.20)        11.92
     12/31/2005             10.02          0.12           0.89           1.01             -                  -         11.03
     12/31/2004              9.27          0.12           0.75           0.87         (0.12)                 -         10.02
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND

Class A
     06/30/2009             15.33          0.16           1.98           2.14             -                  -         17.47
     12/31/2008             26.67          0.44         (11.78)        (11.34)            -                  -         15.33
     12/31/2007             22.23         (0.03)          4.62           4.59         (0.15)                 -         26.67
     12/31/2006             19.68          0.07           2.55           2.62         (0.07)                 -         22.23
     12/31/2005             19.41          0.08           0.29           0.37         (0.10)                 -         19.68
     12/31/2004             17.43          0.10           1.88           1.98             -                  -         19.41
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND

Class A
     06/30/2009              4.53          0.04           1.10           1.14             -                  -          5.67
     12/31/2008              9.87          0.14          (5.47)         (5.33)        (0.01)                 -          4.53
12/03(A) - 12/31/2007       10.00          0.00          (0.13)         (0.13)            -                  -          9.87
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
     06/30/2009               12.67 %         $ 59,167         12%        1.16 %         (0.27)%           n/a            n/a
     12/31/2008                (39.73)          40,314          42          1.16         (0.32)            n/a            n/a
     12/31/2007                 11.37           73,951          37          1.15         (0.64)            n/a            n/a
     12/31/2006                 14.49           53,265          54          1.16         (0.79)            n/a            n/a
     12/31/2005                  8.42           49,776          65          1.16         (0.67)            n/a            n/a
     12/31/2004                  6.86           44,358          93          1.16         (0.92)           1.18          (0.94)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND

Class A
     06/30/2009                  5.44          202,120          44          1.01          2.50             n/a            n/a
     12/31/2008                (28.29)         183,572          70          1.01          2.37             n/a            n/a
     12/31/2007                  7.96          197,825         155          0.98          1.60             n/a            n/a
     12/31/2006                 10.79          162,743          62          1.02          1.55             n/a            n/a
     12/31/2005                 10.09          127,908          83          1.01          1.22             n/a            n/a
     12/31/2004                  9.42          104,564         164          1.03          1.25            1.04           1.24
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND

Class A
     06/30/2009                 13.96 (U)      211,354          52          1.10          2.18             n/a            n/a
     12/31/2008                (42.52)         163,107          96          1.09          2.04             n/a            n/a
     12/31/2007                 20.65          232,460         195          1.10         (0.11)            n/a            n/a
     12/31/2006                 13.31          160,207         116          1.10          0.35             n/a            n/a
     12/31/2005                  1.91          188,593         264          1.10          0.30             n/a            n/a
     12/31/2004                 11.36          217,952         296          1.11          0.58            1.21           0.48
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND

Class A
     06/30/2009                 25.17           74,253          20          1.31          1.79             n/a            n/a
     12/31/2008                (54.00)          44,755          53          1.31          1.88             n/a            n/a
12/03(A) - 12/31/2007           (1.30)          73,063           2          1.30          0.22             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND

Class A
     06/30/2009            $13.99        $ 0.09         $ 1.58         $ 1.67           $ -                $ -       $ 15.66
     12/31/2008             23.68          0.06          (9.75)         (9.69)         0.00 (F)              -         13.99
     12/31/2007             21.58          0.00           2.10           2.10             -                  -         23.68
     12/31/2006             20.63         (0.01)          0.96           0.95             -                  -         21.58
     12/31/2005             19.71         (0.05)          0.97           0.92             -                  -         20.63
     12/31/2004             17.65         (0.02)          2.08           2.06             -                  -         19.71
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND

Class A
     06/30/2009              6.31          0.07           1.16           1.23             -                  -          7.54
     12/31/2008             13.90          0.20          (7.35)         (7.15)        (0.01)             (0.43)         6.31
 01/16(A) - 12/31/2007      10.00          0.07           3.83           3.90             -                  -         13.90
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND

Class A
     06/30/2009              6.11          0.03           0.15           0.18             -                  -          6.29
     12/31/2008             10.85          0.09          (4.22)         (4.13)            -              (0.61)         6.11
 01/16(A) - 12/31/2007      10.00         (0.02)          0.87           0.85             -                  -         10.85
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
     06/30/2009              4.96          0.03           0.63           0.66             -                  -          5.62
     12/31/2008             14.53          0.16          (5.92)         (5.76)        (0.34)             (3.47)         4.96
     12/31/2007             17.22          0.20          (0.12)          0.08         (0.35)             (2.42)        14.53
     12/31/2006             15.33          0.15           1.74           1.89          0.00 (F)              -         17.22
     12/31/2005             14.96          0.14           0.36           0.50         (0.13)                 -         15.33
     12/31/2004             14.17          0.11           0.79           0.90         (0.11)                 -         14.96
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND

Class A
     06/30/2009               11.94 %        $ 330,085         26%         0.99 %        1.33 %           n/a            n/a
     12/31/2008               (40.92)         195,824          47          0.99          0.29             n/a            n/a
     12/31/2007                 9.73          226,712         190          1.00         (0.01)            n/a            n/a
     12/31/2006                 4.60          186,424          89          0.99         (0.07)            n/a            n/a
     12/31/2005                 4.67          216,007          77          0.99         (0.18)            n/a            n/a
     12/31/2004                11.67          295,491         154          1.00         (0.09)           1.02          (0.11)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND

Class A
     06/30/2009                19.49          364,894          77          1.05          2.10             n/a            n/a
     12/31/2008               (51.30)         214,651          71          1.04          1.67             n/a            n/a
 01/16(A) - 12/31/2007         39.00          388,379          51          1.05          0.57             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND

Class A
     06/30/2009                 2.95           70,697         315          1.59 (G)      1.06             n/a            n/a
     12/31/2008               (37.68)          41,879         455          1.59 (G)      0.98             n/a            n/a
 01/16(A) - 12/31/2007          8.50           68,632         240          2.26 (G)     (0.19)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
     06/30/2009                13.31           57,630          20          0.96          1.18             n/a            n/a
     12/31/2008               (39.04)          42,644          57          0.96          1.35             n/a            n/a
     12/31/2007                 0.59           81,088          43          0.94          1.13             n/a            n/a
     12/31/2006                12.35          177,972         109          0.96          0.92             n/a            n/a
     12/31/2005                 3.37          244,280         106          0.96          0.77             n/a            n/a
     12/31/2004                 6.32          357,978         101          0.96          0.85            1.00           0.81
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
     06/30/2009            $11.91       $ (0.01)        $ 1.05         $ 1.04           $ -               $ -       $ 12.95
     12/31/2008             20.73         (0.04)         (7.93)         (7.97)            -              (0.85)        11.91
     12/31/2007             22.19         (0.11)          2.65           2.54             -              (4.00)        20.73
     12/31/2006             20.13         (0.15)          4.17           4.02             -              (1.96)        22.19
     12/31/2005             19.97         (0.15)          0.66           0.51             -              (0.35)        20.13
     12/31/2004             16.81         (0.12)          3.28           3.16             -                  -         19.97
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND (H)

Class A
     06/30/2009              6.32             -           0.51           0.51             -                  -          6.83
     12/31/2008             10.09          0.00          (3.66)         (3.66)        (0.11)              0.00 (F)      6.32
 01/16(A) - 12/31/2007      10.00          0.24          (0.15)          0.09             -                  -         10.09
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND

Class A
     06/30/2009              5.92          0.08           0.32           0.40             -                  -          6.32
     12/31/2008              9.99          0.17          (4.24)         (4.07)         0.00 (F)           0.00 (F)      5.92
 01/16(A) - 12/31/2007      10.00          0.11          (0.05)          0.06         (0.06)             (0.01)         9.99
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
     06/30/2009              7.39          0.29           0.65           0.94             -                  -          8.33
     12/31/2008             10.53          0.66          (3.79)         (3.13)        (0.01)                 -          7.39
     12/31/2007             10.70          0.60          (0.40)          0.20         (0.35)             (0.02)        10.53
 05/01(A)-12/31/2006        10.00          0.34           0.64           0.98         (0.26)             (0.02)        10.70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND

Class A
     06/30/2009              6.20          0.07           0.21           0.28             -                  -          6.48
     12/31/2008             10.02          0.14          (3.94)         (3.80)            -              (0.02)         6.20
 01/16(A) - 12/31/2007      10.00          0.16          (0.14)          0.02             -                  -         10.02
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
     06/30/2009            $  8.73 %        $ 189,622         51%        1.04 %         (0.12)%           n/a            n/a
     12/31/2008               (38.34)         164,108          69          1.03         (0.25)            n/a            n/a
     12/31/2007                12.14          231,713          81          1.03         (0.45)            n/a            n/a
     12/31/2006                20.03          199,096          68          1.05         (0.67)            n/a            n/a
     12/31/2005                 2.52          159,471          57          1.06         (0.72)            n/a            n/a
     12/31/2004                18.80          169,746          53          1.06         (0.76)           1.07          (0.77)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND (H)

Class A
     06/30/2009                 8.07          636,791           4          0.06         (0.06)            n/a            n/a
     12/31/2008               (36.13)         580,801          14          0.06         (0.02)            n/a            n/a
 01/16(A) - 12/31/2007          0.90          800,395           9          0.05          2.42             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND

Class A
     06/30/2009                 6.76          264,499           3          1.11          2.91             n/a            n/a
     12/31/2008               (40.72)         236,023          11          1.11          2.18             n/a            n/a
 01/16(A) - 12/31/2007          0.63          318,542           3          1.10          1.15             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
     06/30/2009                12.72          522,918          26          1.02          7.65             n/a            n/a
     12/31/2008               (29.74)         432,233          56          1.00          7.05             n/a            n/a
     12/31/2007                 1.85          549,659          21 (I)      1.02          5.45             n/a            n/a
 05/01(A)-12/31/2006            9.78           64,653          43          1.10          4.85             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND

Class A
     06/30/2009                 4.52          291,530          27          1.16 (J)      2.25             n/a            n/a
     12/31/2008               (37.90)         255,941          49          1.08 (J)      1.67             n/a            n/a
 01/16(A) - 12/31/2007          0.20          344,535          33          1.07 (J)      1.60             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
     06/30/2009            $ 6.56        $ 0.04         $ 0.35         $ 0.39           $ -                $ -        $ 6.95
     12/31/2008             11.38          0.11          (3.97)         (3.86)        (0.10)             (0.86)         6.56
     12/31/2007             12.86          0.11          (0.90)         (0.79)        (0.09)             (0.60)        11.38
     12/31/2006             11.03          0.08           1.88           1.96         (0.02)             (0.11)        12.86
 05/02(A)-12/31/2005        10.00          0.02           1.01           1.03             -                  -         11.03
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND

Class A
     06/30/2009             10.71          0.25           0.43           0.68             -                  -         11.39
     12/31/2008             12.01          0.55          (1.18)         (0.63)        (0.48)             (0.19)        10.71
     12/31/2007             11.60          0.57           0.23           0.80         (0.39)                 -         12.01
     12/31/2006             11.08          0.54          (0.01)          0.53         (0.01)                 -         11.60
     12/31/2005             11.47          0.44          (0.14)          0.30         (0.48)             (0.21)        11.08
     12/31/2004             11.40          0.56           0.23           0.79         (0.53)             (0.19)        11.47
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Class A
     06/30/2009              9.67          0.24           1.01           1.25             -                  -         10.92
 10/06(A)-12/31/2008        10.00          0.09          (0.42)         (0.33)            -                  -          9.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
     06/30/2009              6.51          0.04           0.30           0.34             -                  -          6.85
     12/31/2008             12.82          0.09          (4.82)         (4.73)        (0.11)             (1.47)         6.51
     12/31/2007             12.96          0.14           0.22           0.36         (0.08)             (0.42)        12.82
     12/31/2006             11.39          0.11           1.68           1.79         (0.04)             (0.18)        12.96
 05/02(A)-12/31/2005        10.00          0.06           1.33           1.39             -                  -         11.39
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
     06/30/2009              5.95 %        $ 113,632          1%        1.16 %        1.31 %             n/a            n/a
     12/31/2008              (33.23)          86,399          14          1.16          1.10             n/a            n/a
     12/31/2007               (6.14)         100,289          26          1.16          0.80             n/a            n/a
     12/31/2006               17.71          130,608           6          1.16          0.67             n/a            n/a
 05/02(A)-12/31/2005          10.30           72,399           5          1.14          0.39             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND

Class A
     06/30/2009                6.35          616,388         548          0.90          4.55             n/a            n/a
     12/31/2008               (5.17)         564,785         462          0.90          4.76             n/a            n/a
     12/31/2007                6.91          614,033         186 (K)      0.91          4.79             n/a            n/a
     12/31/2006                4.77          460,890         113 (K)      0.92          4.81             n/a            n/a
     12/31/2005                2.62          338,943          97 (K)      0.93          4.44             n/a            n/a
     12/31/2004                6.91          236,706          74 (K)      0.94          4.63             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Class A
     06/30/2009               12.93           76,578          75          1.11          4.72             n/a            n/a
 10/06(A)-12/31/2008          (3.30)          28,973          44          1.11          3.92             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
     06/30/2009                5.22          170,207          57          1.04          1.34             n/a            n/a
     12/31/2008              (36.09)         134,460          98          1.04          0.83             n/a            n/a
     12/31/2007                2.80          169,388         117          1.03          1.01             n/a            n/a
     12/31/2006               15.73          144,432          47          1.05          0.90             n/a            n/a
 05/02(A)-12/31/2005          13.90           85,789          34          1.06          1.02             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
     06/30/2009            $ 9.36        $ 0.15         $ 0.24         $ 0.39           $ -                $ -        $ 9.75
     12/31/2008             10.49          0.40          (1.04)         (0.64)        (0.45)             (0.04)         9.36
     12/31/2007             10.31          0.49           0.01           0.50         (0.32)                 -         10.49
 05/01(A)-12/31/2006        10.00          0.31           0.00           0.31             -                  -         10.31
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
     06/30/2009              5.72          0.12           0.21           0.33             -                  -          6.05
     12/31/2008             14.35          0.38          (6.85)         (6.47)        (0.25)             (1.91)         5.72
     12/31/2007             14.02          0.27           1.36           1.63         (0.17)             (1.13)        14.35
     12/31/2006             10.94          0.26           3.23           3.49         (0.08)             (0.33)        14.02
     12/31/2005              9.29          0.13           1.59           1.72         (0.01)             (0.06)        10.94
     12/31/2004              7.65          0.07           1.65           1.72         (0.08)                 -          9.29
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND

Class A
     06/30/2009             11.15         (0.01)          1.54           1.53             -                  -         12.68
     12/31/2008             20.07         (0.05)         (8.87)         (8.92)            -                  -         11.15
     12/31/2007             18.59         (0.03)          1.51           1.48             -                  -         20.07
     12/31/2006             16.59         (0.01)          2.01           2.00             -                  -         18.59
     12/31/2005             15.67         (0.02)          0.99           0.97         (0.05)                 -         16.59
     12/31/2004             13.28          0.05           2.34           2.39             -                  -         15.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
     06/30/2009             12.25          0.17          (0.01)          0.16             -                  -         12.41
     12/31/2008             11.74          0.49           0.27           0.76         (0.25)                 -         12.25
     12/31/2007             11.43          0.53           0.20           0.73         (0.42)                 -         11.74
     12/31/2006             11.07          0.46          (0.10)          0.36             -                  -         11.43
     12/31/2005             11.31          0.41          (0.14)          0.27         (0.41)             (0.10)        11.07
     12/31/2004             11.47          0.54          (0.10)          0.44         (0.53)             (0.07)        11.31
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
     06/30/2009             4.17 %        $ 375,818         89%          0.75 %        3.09 %           n/a            n/a
     12/31/2008              (5.97)         295,409         134          0.74          3.86             n/a            n/a
     12/31/2007               4.82          311,237          73 (L)      0.75          4.62             n/a            n/a
 05/01(A)-12/31/2006          3.10          327,071         109 (L)      0.74          4.52             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
     06/30/2009               5.77          389,384          44          1.04          4.58             n/a            n/a
     12/31/2008             (44.49)         346,379          90          1.01          3.40             n/a            n/a
     12/31/2007              11.97          727,077          98          1.01          1.81             n/a            n/a
     12/31/2006              31.98          485,663          83          1.04          2.09             n/a            n/a
     12/31/2005              18.57          234,118          72          1.08          1.63             n/a            n/a
     12/31/2004              22.54           82,081          90          1.13          1.14             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND

Class A
     06/30/2009              13.72          118,195          52          1.01         (0.19)            n/a            n/a
     12/31/2008             (44.44)          91,958         105          1.02         (0.30)            n/a            n/a
     12/31/2007               7.96          184,228         184          1.01         (0.16)            n/a            n/a
     12/31/2006              12.06          221,504         151          1.01         (0.07)            n/a            n/a
     12/31/2005               6.16          217,173         149          1.01         (0.11)            n/a            n/a
     12/31/2004              18.00          210,402         232          1.02          0.39            1.04           0.37
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
     06/30/2009               1.31          636,580          10          0.73          2.70             n/a            n/a
     12/31/2008               6.53          680,849          14          0.76          4.06             n/a            n/a
     12/31/2007               6.38          265,662          57 (M)      0.78          4.51             n/a            n/a
     12/31/2006               3.25          235,088         114 (M)      0.79          4.16             n/a            n/a
     12/31/2005               2.35          214,590          39 (M)      0.79          3.76             n/a            n/a
     12/31/2004               3.85          197,863          65 (M)      0.79          3.92             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

Class A
     06/30/2009            $ 5.88        $ 0.11         $ 1.80         $ 1.91           $ -                $ -        $ 7.79
     12/31/2008             14.47          0.38          (7.64)         (7.26)        (0.08)             (1.25)         5.88
     12/31/2007             10.99          0.18           3.32           3.50         (0.02)                 -         14.47
 05/01(A)-12/31/2006        10.00          0.10           0.89           0.99             -                  -         10.99
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP EQUITY FUND

Class A
     06/30/2009              6.82          0.03           0.70           0.73             -                  -          7.55
     12/31/2008             11.47          0.15          (4.62)         (4.47)        (0.13)             (0.05)         6.82
     12/31/2007             14.08          0.11          (0.50)         (0.39)        (0.08)             (2.14)        11.47
     12/31/2006             13.54          0.07           1.89           1.96         (0.07)             (1.35)        14.08
     12/31/2005             14.66          0.07           1.24           1.31         (0.06)             (2.37)        13.54
     12/31/2004             13.16          0.02           3.21           3.23         (0.02)             (1.71)        14.66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND

Class A
     06/30/2009              8.42          0.07           1.06           1.13             -                  -          9.55
 10/06(A)-12/31/2008        10.00             -          (1.58)         (1.58)            -                  -          8.42
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND

Class A
     06/30/2009              8.35          0.09           0.85           0.94             -                  -          9.29
 10/06(A)-12/31/2008        10.00          0.02          (1.66)         (1.64)        (0.01)                 -          8.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND (H)

Class A
     06/30/2009              6.19             -           0.13           0.13             -                  -          6.32
     12/31/2008              9.92          0.25          (3.85)         (3.60)        (0.07)             (0.06)         6.19
 04/30(A) - 12/31/2007      10.00          0.21          (0.29)         (0.08)            -                  -          9.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND (H)

Class A
     06/30/2009              6.83             -           0.30           0.30             -                  -          7.13
     12/31/2008             10.00          0.30          (3.30)         (3.00)        (0.07)             (0.10)         6.83
 04/30(A) - 12/31/2007      10.00          0.36          (0.36)             -             -                  -         10.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL/LAZARD EMERGING MARKETS FUND

Class A
     06/30/2009             32.48 %      $ 373,242          28%         1.30 %        3.37 %           n/a            n/a
     12/31/2008            (50.05)         211,608          64          1.28          3.21             n/a            n/a
     12/31/2007             31.81          411,866          53          1.29          1.37             n/a            n/a
 05/01(A)-12/31/2006         9.90           88,626          28          1.35          1.52             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP EQUITY FUND

Class A
     06/30/2009             10.70          125,532          34          1.03          1.03             n/a            n/a
     12/31/2008            (38.96)         125,184          81          1.02          1.50             n/a            n/a
     12/31/2007             (2.61)         243,429          84          1.02          0.71             n/a            n/a
     12/31/2006             14.56          217,646          70          1.03          0.50             n/a            n/a
     12/31/2005              8.81          228,735          85          1.03          0.49             n/a            n/a
     12/31/2004             24.72          222,542         101          1.08          0.20            1.13           0.15
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND

Class A
     06/30/2009             13.42            9,234          36          1.21          1.64             n/a            n/a
 10/06(A)-12/31/2008       (15.80)           4,703          10          1.24         (0.03)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND

Class A
     06/30/2009             11.26            7,648          19          1.21          2.08             n/a            n/a
 10/06(A)-12/31/2008       (16.43)           4,501          34          1.23          0.82             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND (H)

Class A
     06/30/2009              2.10          138,812           5          0.06         (0.06)            n/a            n/a
     12/31/2008            (36.25)         100,370          20          0.06          3.11             n/a            n/a
 04/30(A) - 12/31/2007      (0.80)          57,683          60          0.06          3.14             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND (H)

Class A
     06/30/2009              4.39          112,814           7          0.06         (0.06)            n/a            n/a
     12/31/2008            (29.87)          60,409          23          0.06          3.49             n/a            n/a
 04/30(A) - 12/31/2007       0.00           29,922          32          0.06          5.34             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND

Class A
     06/30/2009            $ 8.59        $ 0.26         $ 0.34         $ 0.60           $ -                $ -        $ 9.19
 10/06(A)-12/31/2008        10.00          0.04          (1.41)         (1.37)        (0.04)                 -          8.59
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND

Class A
     06/30/2009              9.60          0.14           0.74           0.88             -                  -         10.48
 10/06(A)-12/31/2008        10.00          0.02          (0.42)         (0.40)            -                  -          9.60
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
     06/30/2009              7.54          0.08           0.14           0.22             -                  -          7.76
     12/31/2008             12.36          0.19          (4.84)         (4.65)        (0.17)                 -          7.54
     12/31/2007             12.06          0.18           0.40           0.58         (0.16)             (0.12)        12.36
     12/31/2006             10.68          0.16           1.45           1.61         (0.15)             (0.08)        12.06
     12/31/2005             10.66          0.13           0.34           0.47         (0.12)             (0.33)        10.68
     12/31/2004              9.84          0.12           0.87           0.99         (0.12)             (0.05)        10.66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
     06/30/2009              8.17          0.06           0.67           0.73             -                  -          8.90
     12/31/2008             14.78          0.17          (5.75)         (5.58)        (0.13)             (0.90)         8.17
     12/31/2007             14.96          0.17           0.93           1.10         (0.05)             (1.23)        14.78
     12/31/2006             14.21          0.14           1.24           1.38         (0.13)             (0.50)        14.96
     12/31/2005             13.28          0.09           1.51           1.60         (0.10)             (0.57)        14.21
     12/31/2004             11.47          0.06           1.75           1.81             -                  -         13.28
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
     06/30/2009              7.97          0.05           0.16           0.21             -                  -          8.18
     12/31/2008             13.53          0.11          (4.87)         (4.76)        (0.15)             (0.65)         7.97
     12/31/2007             14.79          0.18          (0.51)         (0.33)        (0.04)             (0.89)        13.53
     12/31/2006             13.44          0.15           2.19           2.34         (0.12)             (0.87)        14.79
     12/31/2005             13.43          0.08           0.49           0.57         (0.09)             (0.47)        13.44
     12/31/2004             11.46          0.07           1.93           2.00             -              (0.03)        13.43
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND

Class A
     06/30/2009            6.98 %          $ 4,375         11%          0.78 %        6.53 %           n/a            n/a
 10/06(A)-12/31/2008       (13.74)           2,055           -          0.84          2.26             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND

Class A
     06/30/2009              9.17           10,039          10          0.78          3.05             n/a            n/a
 10/06(A)-12/31/2008        (4.00)           3,299           -          0.82          0.78             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
     06/30/2009              2.92          613,523           2          0.61          2.11             n/a            n/a
     12/31/2008            (37.64)         457,126           7          0.60          1.80             n/a            n/a
     12/31/2007              4.90          656,286           3          0.59          1.45             n/a            n/a
     12/31/2006             15.08          559,179           1          0.60          1.42             n/a            n/a
     12/31/2005              4.37          427,375          14          0.61          1.30             n/a            n/a
     12/31/2004             10.06          361,845           7          0.60          1.49             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
     06/30/2009              8.94          326,522           8          0.62          1.57             n/a            n/a
     12/31/2008            (37.58)         284,426          30          0.61          1.35             n/a            n/a
     12/31/2007              7.45          464,641          25          0.60          1.06             n/a            n/a
     12/31/2006              9.69          381,163          10          0.61          0.97             n/a            n/a
     12/31/2005             11.98          288,486          15          0.61          0.82             n/a            n/a
     12/31/2004             15.79          198,751          14          0.60          0.62             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
     06/30/2009              2.63          349,702          16          0.61          1.36             n/a            n/a
     12/31/2008            (35.01)         241,444          29          0.61          0.96             n/a            n/a
     12/31/2007             (2.11)         361,126          21          0.60          1.21             n/a            n/a
     12/31/2006             17.49          339,124          17          0.60          1.02             n/a            n/a
     12/31/2005              4.22          237,460          16          0.60          0.84             n/a            n/a
     12/31/2004             17.42          173,822          18          0.60          0.81             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
     06/30/2009            $ 9.41        $ 0.19         $ 0.38         $ 0.57           $ -                $ -        $ 9.98
     12/31/2008             17.55          0.47          (8.00)         (7.53)        (0.30)             (0.31)         9.41
     12/31/2007             16.54          0.40           1.29           1.69         (0.45)             (0.23)        17.55
     12/31/2006             13.59          0.32           3.15           3.47         (0.37)             (0.15)        16.54
     12/31/2005             13.67          0.29           1.53           1.82         (0.27)             (1.63)        13.59
     12/31/2004             11.45          0.16           2.07           2.23         (0.01)                 -         13.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
     06/30/2009             11.07          0.23          (0.02)          0.21             -                  -         11.28
     12/31/2008             11.16          0.52          (0.10)          0.42         (0.51)                 -         11.07
     12/31/2007             10.92          0.52           0.18           0.70         (0.46)                 -         11.16
     12/31/2006             10.75          0.48          (0.09)          0.39         (0.22)                 -         10.92
     12/31/2005             10.83          0.18           0.02           0.20         (0.22)             (0.06)        10.75
     12/31/2004             10.47          0.35           0.04           0.39         (0.03)                 -         10.83
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
     06/30/2009              7.00          0.08           0.77           0.85             -                  -          7.85
     12/31/2008             14.97          0.21          (6.42)         (6.21)        (0.17)             (1.59)         7.00
     12/31/2007             15.25          0.13           0.81           0.94         (0.12)             (1.10)        14.97
     12/31/2006             13.53          0.08           2.21           2.29         (0.07)             (0.50)        15.25
     12/31/2005             11.92          0.08           1.56           1.64         (0.03)                 -         13.53
     12/31/2004             10.12          0.03           1.78           1.81         (0.01)                 -         11.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
     06/30/2009             6.06 %        $ 468,804          2%          0.66 %        4.33 %           n/a            n/a
     12/31/2008             (42.92)         369,368          15          0.65          3.31             n/a            n/a
     12/31/2007              10.39          645,505           5          0.65          2.23             n/a            n/a
     12/31/2006              25.58          497,487           2          0.66          2.11             n/a            n/a
     12/31/2005              13.31          294,677          43          0.66          2.08             n/a            n/a
     12/31/2004              19.49          298,098           3          0.66          1.83             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
     06/30/2009               1.90          498,508          37 (N)      0.61          4.21             n/a            n/a
     12/31/2008               3.79          379,239          51 (N)      0.61          4.60             n/a            n/a
     12/31/2007               6.43          349,683          45 (N)      0.60          4.68             n/a            n/a
     12/31/2006               3.64          247,489          65 (N)      0.61          4.42             n/a            n/a
     12/31/2005               1.85          180,542         361          0.61          3.46             n/a            n/a
     12/31/2004               3.74          116,440         215          0.61          3.31             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
     06/30/2009              12.14          201,787          13          1.06          2.35             n/a            n/a
     12/31/2008             (40.86)         176,084          22          1.06          1.71             n/a            n/a
     12/31/2007               6.33          372,934          31          1.05          0.79             n/a            n/a
     12/31/2006              16.96          349,246          30          1.06          0.58             n/a            n/a
     12/31/2005              13.74          289,390          27          1.06          0.74             n/a            n/a
     12/31/2004              17.93          235,047          18          1.06          0.56             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND

Class A
     06/30/2009            $ 4.80        $ 0.06         $ 1.84         $ 1.90           $ -                $ -        $ 6.70
     12/31/2008              9.80          0.12          (5.03)         (4.91)        (0.09)                 -          4.80
 12/03(A) - 12/31/2007      10.00         (0.01)         (0.19)         (0.20)            -                  -          9.80
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM CHINA-INDIA FUND

Class A
     06/30/2009              4.23          0.06           1.95           2.01             -                  -          6.24
     12/31/2008              9.98          0.03          (5.78)         (5.75)            -                  -          4.23
 12/03(A) - 12/31/2007      10.00         (0.01)         (0.01)         (0.02)            -                  -          9.98
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND

Class A
     06/30/2009             10.10          0.14           0.72           0.86             -                  -         10.96
     12/31/2008             11.09          0.39          (0.82)         (0.43)        (0.16)             (0.40)        10.10
 01/16(A) - 12/31/2007      10.00          0.43           0.66           1.09             -                  -         11.09
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
     06/30/2009             11.07          0.27           0.59           0.86             -                  -         11.93
     12/31/2008             12.04          0.51          (0.48)          0.03         (0.53)             (0.47)        11.07
     12/31/2007             11.66          0.54           0.42           0.96         (0.56)             (0.02)        12.04
     12/31/2006             11.70          0.50          (0.10)          0.40         (0.44)              0.00 (F)     11.66
     12/31/2005             11.96          0.27           0.02           0.29         (0.33)             (0.22)        11.70
     12/31/2004             11.76          0.17           0.36           0.53         (0.20)             (0.13)        11.96
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND

Class A
     06/30/2009              39.58 %         $ 55,539         24%          1.27 %        2.01 %           n/a            n/a
     12/31/2008               (50.09)           7,727         132          1.29          1.66             n/a            n/a
 12/03(A) - 12/31/2007         (2.00)          11,747           -          1.30         (0.67)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PAM CHINA-INDIA FUND

Class A
     06/30/2009                47.52          101,792          39          1.32          2.47             n/a            n/a
     12/31/2008               (57.62)          25,987         188          1.41          0.51             n/a            n/a
 12/03(A) - 12/31/2007         (0.20)           4,888           -          1.40         (0.93)            n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND

Class A
     06/30/2009                 8.51          835,064         613          0.81          2.77             n/a            n/a
     12/31/2008                (3.73)         663,938        2289          0.81          3.44             n/a            n/a
 01/16(A) - 12/31/2007         10.90          397,393        1215 (O)      0.80          4.27             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
     06/30/2009                 7.77        1,654,451         427          0.81          4.75             n/a            n/a
     12/31/2008                 0.40        1,325,740         660          0.81          4.22             n/a            n/a
     12/31/2007                 8.25        1,037,811         119 (P)      0.80          4.54             n/a            n/a
     12/31/2006                 3.38          760,176          63 (P)      0.81          4.20             n/a            n/a
     12/31/2005                 2.40          571,892         183 (P)      0.81          3.15             n/a            n/a
     12/31/2004                 4.45          390,124         163 (P)      0.81          1.72             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND

Class A
     06/30/2009            $ 4.46        $ 0.24         $ 0.73         $ 0.97           $ -                $ -        $ 5.43
     12/31/2008              7.43          0.59          (2.93)         (2.34)        (0.63)                 -          4.46
     12/31/2007              8.22          0.66          (0.75)         (0.09)        (0.70)                 -          7.43
     12/31/2006              7.95          0.62           0.21           0.83         (0.56)                 -          8.22
     12/31/2005              8.51          0.62          (0.48)          0.14         (0.62)             (0.08)         7.95
     12/31/2004              8.03          0.17           0.49           0.66         (0.18)                 -          8.51
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MID CAP VALUE FUND

Class A
     06/30/2009              5.62          0.03           0.47           0.50             -                  -          6.12
 03/31(a)-12/31/2008        10.00          0.07          (4.37)         (4.30)        (0.08)                 -          5.62
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND

Class A
     06/30/2009              6.27          0.03           0.19           0.22             -                  -          6.49
 03/31(a)-12/31/2008        10.00          0.06          (3.75)         (3.69)        (0.04)                 -          6.27
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND

Class A
     06/30/2009              7.57          0.08           0.58           0.66             -                  -          8.23
     12/31/2008             19.15          0.35          (9.54)         (9.19)        (0.39)             (2.00)         7.57
     12/31/2007             20.44          0.33          (1.48)         (1.15)        (0.14)                 -         19.15
     12/31/2006             18.09          0.17           2.19           2.36         (0.01)                 -         20.44
     12/31/2005             17.42          0.24           0.61           0.85         (0.18)                 -         18.09
     12/31/2004             16.09          0.24           1.33           1.57         (0.24)                 -         17.42
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND

Class A
     06/30/2009              5.91          0.09           0.65           0.74             -                  -          6.65
 10/06(A)-12/31/2008        10.00          0.04          (4.10)         (4.06)        (0.03)(S)              -          5.91
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND

Class A
     06/30/2009              21.75 %        $ 361,585         20%          0.79 %        9.98 %           n/a            n/a
     12/31/2008               (30.75)         188,010          78          0.79          8.82             n/a            n/a
     12/31/2007                (1.10)         303,282          95          0.78          7.92             n/a            n/a
     12/31/2006                10.51          365,753          62          0.80          7.49             n/a            n/a
     12/31/2005                 1.69          276,421          33          0.81          7.39             n/a            n/a
     12/31/2004                 8.22          284,949         149          0.83          6.97             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MID CAP VALUE FUND

Class A
     06/30/2009                 8.90            8,366          66          1.06          1.23             n/a            n/a
 03/31(a)-12/31/2008          (43.00)           5,011         154          1.06          1.05             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND

Class A
     06/30/2009                 3.51            7,321          88          1.06          0.90             n/a            n/a
 03/31(a)-12/31/2008          (36.85)           8,356          66          1.06          1.02             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND

Class A
     06/30/2009                 8.72           66,857          36          0.87          2.17             n/a            n/a
     12/31/2008               (47.21)          87,770          96          0.86          2.28             n/a            n/a
     12/31/2007                (5.63)         219,654          86          0.86          1.55             n/a            n/a
     12/31/2006                13.03          165,734         145          0.97          0.92             n/a            n/a
     12/31/2005                 4.91          181,363          79          0.97          0.97             n/a            n/a
     12/31/2004                 9.76          215,615          46          0.97          1.24            1.01           1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND

Class A
     06/30/2009                12.52           72,616          23          1.20          3.15             n/a            n/a
 10/06(A)-12/31/2008          (40.56)          15,265           6          1.22          2.55             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND (H)

Class A
     06/30/2009            $ 9.35       $ (0.01)        $ 0.50         $ 0.49           $ -                $ -        $ 9.84
     12/31/2008             11.47          0.32          (1.90)         (1.58)        (0.39)             (0.15)         9.35
     12/31/2007             11.29          0.34           0.37           0.71         (0.27)             (0.26)        11.47
     12/31/2006             10.70          0.20           0.64           0.84         (0.18)             (0.07)        11.29
     12/31/2005             10.35          0.26           0.13           0.39         (0.03)             (0.01)        10.70
 10/04(A)-12/31/2004        10.00          0.14           0.21           0.35             -                  -         10.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND (H)

Class A
     06/30/2009              8.97         (0.01)          0.60           0.59             -                  -          9.56
     12/31/2008             12.21          0.26          (2.85)         (2.59)        (0.41)             (0.24)         8.97
     12/31/2007             11.90          0.28           0.64           0.92         (0.29)             (0.32)        12.21
     12/31/2006             11.04          0.17           0.97           1.14         (0.13)             (0.15)        11.90
     12/31/2005             10.54          0.24           0.29           0.53         (0.02)             (0.01)        11.04
 10/04(A)-12/31/2004        10.00          0.11           0.43           0.54             -                  -         10.54
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND (H)

Class A
     06/30/2009              8.79         (0.01)          0.67           0.66             -                  -          9.45
     12/31/2008             13.20          0.17          (3.80)         (3.63)        (0.27)             (0.51)         8.79
     12/31/2007             13.08          0.19           0.92           1.11         (0.28)             (0.71)        13.20
     12/31/2006             12.13          0.12           1.36           1.48         (0.12)             (0.41)        13.08
     12/31/2005             11.67          0.34           0.41           0.75         (0.20)             (0.09)        12.13
     12/31/2004             10.91          0.12           0.92           1.04         (0.11)             (0.17)        11.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND (H)

Class A
     06/30/2009              7.94         (0.01)          0.65           0.64             -                  -          8.58
     12/31/2008             13.84          0.10          (5.00)         (4.90)        (0.07)             (0.93)         7.94
     12/31/2007             13.62          0.12           1.05           1.17         (0.24)             (0.71)        13.84
     12/31/2006             12.56          0.07           1.71           1.78         (0.07)             (0.65)        13.62
     12/31/2005             12.23          0.30           0.61           0.91         (0.13)             (0.45)        12.56
     12/31/2004             11.07          0.07           1.19           1.26         (0.06)             (0.04)        12.23
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND (H)

Class A
     06/30/2009              8.39         (0.01)          0.73           0.72             -                  -          9.11
     12/31/2008             14.89          0.06          (5.90)         (5.84)        (0.05)             (0.61)         8.39
     12/31/2007             13.91          0.08           1.19           1.27         (0.24)             (0.05)        14.89
     12/31/2006             12.80          0.04           1.95           1.99         (0.04)             (0.84)        13.91
     12/31/2005             11.89          0.25           0.76           1.01         (0.10)                 -         12.80
     12/31/2004             10.57          0.02           1.31           1.33         (0.01)                 -         11.89
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND (H)

Class A
     06/30/2009             5.24 %        $ 489,209          9%          0.19 %       (0.17)%           n/a            n/a
     12/31/2008             (13.75)         407,426          30          0.19          2.95             n/a            n/a
     12/31/2007               6.30          264,755          54          0.18          2.92             n/a            n/a
     12/31/2006               7.85          137,126          39          0.19          1.82             n/a            n/a
     12/31/2005               3.73           80,642          16          0.19          3.54             n/a            n/a
 10/04(A)-12/31/2004          3.50           13,909          13          0.18         12.94             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND (H)

Class A
     06/30/2009               6.58          672,028           7          0.18         (0.17)            n/a            n/a
     12/31/2008             (21.24)         557,615          28          0.18          2.36             n/a            n/a
     12/31/2007               7.74          521,470          30          0.19          2.26             n/a            n/a
     12/31/2006              10.39          314,249          35          0.19          1.44             n/a            n/a
     12/31/2005               4.99          157,719          11          0.18          3.13             n/a            n/a
 10/04(A)-12/31/2004          5.40           19,873           0          0.18         11.25             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND (H)

Class A
     06/30/2009               7.51        1,207,967           6          0.16         (0.15)            n/a            n/a
     12/31/2008             (27.50)         997,961          28          0.16          1.45             n/a            n/a
     12/31/2007               8.65        1,403,279          34          0.16          1.34             n/a            n/a
     12/31/2006              12.17        1,123,984          29          0.16          0.97             n/a            n/a
     12/31/2005               6.41          861,543          21          0.17          1.39             n/a            n/a
     12/31/2004               9.58          619,106          38          0.18          1.20             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND (H)

Class A
     06/30/2009               8.06          975,675           7          0.17         (0.15)            n/a            n/a
     12/31/2008             (35.36)         808,800          32          0.16          0.80             n/a            n/a
     12/31/2007               8.70        1,388,072          34          0.15          0.86             n/a            n/a
     12/31/2006              14.15        1,246,802          34          0.16          0.53             n/a            n/a
     12/31/2005               7.44        1,059,806          32          0.16          0.62             n/a            n/a
     12/31/2004              11.41        1,001,562          47          0.17          0.67             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND (H)

Class A
     06/30/2009               8.58          437,037           8          0.19         (0.17)            n/a            n/a
     12/31/2008             (39.16)         414,718          42          0.18          0.50             n/a            n/a
     12/31/2007               9.17          702,285          46          0.17          0.56             n/a            n/a
     12/31/2006              15.57          672,325          33          0.17          0.28             n/a            n/a
     12/31/2005               8.48          657,320          35          0.18          0.22             n/a            n/a
     12/31/2004              12.61          670,711          62          0.18          0.41             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE FUND (H)

Class A
     06/30/2009              7.72         (0.01)          0.28           0.27             -                  -          7.99
     12/31/2008             10.70          0.27          (3.12)         (2.85)        (0.09)             (0.04)         7.72
 01/16(A) - 12/31/2007      10.00          0.48           0.22           0.70             -                  -         10.70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL/S&P DISCIPLINED MODERATE GROWTH FUND (H)

Class A
     06/30/2009              6.81         (0.01)          0.20           0.19             -                  -          7.00
     12/31/2008             10.67          0.23          (3.94)         (3.71)        (0.09)             (0.06)         6.81
 01/16(A) - 12/31/2007      10.00          0.35           0.32           0.67             -                  -         10.67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED GROWTH FUND (H)

Class A
     06/30/2009              6.31         (0.01)          0.20           0.19             -                  -          6.50
     12/31/2008             10.65          0.22          (4.40)         (4.18)        (0.10)             (0.06)         6.31
 01/16(A) - 12/31/2007      10.00          0.36           0.29           0.65             -                  -         10.65
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P COMPETITIVE ADVANTAGE FUND

Class A
     06/30/2009              6.90          0.05           1.13           1.18             -                  -          8.08
     12/31/2008              9.92          0.16          (3.08)         (2.92)        (0.10)                 -          6.90
 12/03(A) - 12/31/2007      10.00          0.01          (0.08)         (0.07)        (0.01)                 -          9.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DIVIDEND INCOME & GROWTH FUND

Class A
     06/30/2009              7.04          0.12          (0.64)         (0.52)            -                  -          6.52
     12/31/2008              9.77          0.35          (2.89)         (2.54)        (0.19)              0.00 (F)      7.04
 12/03(A) - 12/31/2007      10.00          0.02          (0.24)         (0.22)        (0.01)                 -          9.77
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P INTRINSIC VALUE FUND
Class A
     06/30/2009              6.21          0.06           0.56           0.62             -                  -          6.83
     12/31/2008              9.91          0.15          (3.70)         (3.55)        (0.09)             (0.06)         6.21
 12/03(A) - 12/31/2007      10.00          0.02          (0.10)         (0.08)        (0.01)                 -          9.91
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE FUND (H)

Class A
     06/30/2009               3.50           93,448          15          0.19         (0.17)            n/a            n/a
     12/31/2008             (26.60)          58,062          27          0.19          2.91             n/a            n/a
 01/16(A) - 12/31/2007        7.00           34,588          31          0.18          4.75             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE GROWTH FUND (H)

Class A
     06/30/2009               2.79          111,308          20          0.19         (0.17)            n/a            n/a
     12/31/2008             (34.76)          74,452          29          0.19          2.60             n/a            n/a
 01/16(A) - 12/31/2007        6.70           40,459          31          0.18          3.49             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED GROWTH FUND (H)

Class A
     06/30/2009               3.01           44,169          19          0.19         (0.18)            n/a            n/a
     12/31/2008             (39.21)          26,133          48          0.19          2.55             n/a            n/a
 01/16(A) - 12/31/2007        6.50           16,525          28          0.19          3.58             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P COMPETITIVE ADVANTAGE FUND

Class A
     06/30/2009              17.10          174,056           7          0.71          1.48             n/a            n/a
     12/31/2008             (29.40)          90,399          97          0.71          1.81             n/a            n/a
 12/03(A) - 12/31/2007       (0.74)          15,294           -          0.70          1.46             n/a            n/a
 -----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P DIVIDEND INCOME & GROWTH FUND

Class A
     06/30/2009              (7.39)         128,502           5          0.71          4.07             n/a            n/a
     12/31/2008             (25.93)         101,329          64          0.71          4.47             n/a            n/a
 12/03(A) - 12/31/2007       (2.24)           7,203           -          0.70          2.03             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P INTRINSIC VALUE FUND
Class A
     06/30/2009               9.98          138,558           5          0.71          2.00             n/a            n/a
     12/31/2008             (35.84)          96,643          98          0.71          1.88             n/a            n/a
 12/03(A) - 12/31/2007       (0.81)          18,261           -          0.70          2.06             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P TOTAL YIELD FUND
Class A
     06/30/2009            $ 6.37        $ 0.06         $ 0.57         $ 0.63           $ -                $ -        $ 7.00
     12/31/2008             10.07          0.20          (3.79)         (3.59)        (0.11)              0.00 (F)      6.37
 12/03(A) - 12/31/2007      10.00          0.01           0.06           0.07          0.00 (F)              -         10.07
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P 4 FUND (H)
Class A
     06/30/2009              6.79             -           0.50           0.50             -                  -          7.29
     12/31/2008              9.93          0.21          (3.35)         (3.14)         0.00 (F)              -          6.79
 12/03(A) - 12/31/2007      10.00          0.02          (0.09)         (0.07)            -                  -          9.93
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
Class A
     06/30/2009             12.81          0.18           0.28           0.46             -                  -         13.27
     12/31/2008             17.56          0.48          (4.18)         (3.70)        (0.39)             (0.66)        12.81
     12/31/2007             17.35          0.48           0.81           1.29         (0.37)             (0.71)        17.56
     12/31/2006             15.75          0.42           1.73           2.15         (0.31)             (0.24)        17.35
     12/31/2005             17.12          0.34           0.58           0.92         (0.38)             (1.91)        15.75
     12/31/2004             15.55          0.36           1.33           1.69         (0.02)             (0.10)        17.12
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
Class A
     06/30/2009              1.00             -              -              -          0.00 (F)              -          1.00
     12/31/2008              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
     12/31/2007              1.00          0.05           0.00           0.05         (0.05)                 -          1.00
     12/31/2006              1.00          0.04           0.00           0.04         (0.04)                 -          1.00
     12/31/2005              1.00          0.02           0.00           0.02         (0.02)                 -          1.00
     12/31/2004              1.00          0.01           0.00           0.01         (0.01)                 -          1.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P TOTAL YIELD FUND
Class A
     06/30/2009             9.89 %        $ 140,305         12%        0.71 %        2.11 %             n/a            n/a
     12/31/2008             (35.67)         103,601         115          0.71          2.38             n/a            n/a
 12/03(A) - 12/31/2007        0.74            9,806           -          0.70          1.26             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P 4 FUND (H)
Class A
     06/30/2009               7.36          388,453           6          0.06         (0.06)            n/a            n/a
     12/31/2008             (31.62)         265,183          15          0.06          2.54             n/a            n/a
 12/03(A) - 12/31/2007       (0.70)          22,194           -          0.05          2.85             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
Class A
     06/30/2009               3.59          525,264          32 (Q)      0.79          2.94             n/a            n/a
     12/31/2008             (20.79)         455,105          60 (Q)      0.78          2.98             n/a            n/a
     12/31/2007               7.49          526,511          41 (Q)      0.78          2.62             n/a            n/a
     12/31/2006              13.65          439,868          46 (Q)      0.79          2.55             n/a            n/a
     12/31/2005               5.30          396,350          42 (Q)      0.79          2.22             n/a            n/a
     12/31/2004              10.88          381,316         121 (Q)      0.80          2.42             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
Class A
     06/30/2009               0.15        1,283,056         n/a          0.57          0.30            0.57           0.30
     12/31/2008               2.20 (R)    1,340,054         n/a          0.57          2.08             n/a            n/a
     12/31/2007               4.76          651,204         n/a          0.58          4.63             n/a            n/a
     12/31/2006               4.49          269,095         n/a          0.59          4.42             n/a            n/a
     12/31/2005               2.71          258,452         n/a          0.60          2.66             n/a            n/a
     12/31/2004               0.78          237,815         n/a          0.61          0.81             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
Class A
     06/30/2009            $12.60        $ 0.12         $ 0.23         $ 0.35           $ -                $ -       $ 12.95
     12/31/2008             19.33          0.32          (6.76)         (6.44)        (0.01)             (0.28)        12.60
     12/31/2007             19.42          0.29           1.22           1.51         (0.26)             (1.34)        19.33
     12/31/2006             16.90          0.25           3.28           3.53         (0.31)             (0.70)        19.42
     12/31/2005             16.71          0.17           1.20           1.37         (0.20)             (0.98)        16.90
     12/31/2004             14.70          0.12           2.05           2.17         (0.06)             (0.10)        16.71
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
Class A
     06/30/2009             12.70          0.02           1.95           1.97             -                  -         14.67
     12/31/2008             22.49          0.06          (9.69)         (9.63)        (0.02)             (0.14)        12.70
     12/31/2007             21.84          0.09           2.16           2.25         (0.08)             (1.52)        22.49
     12/31/2006             19.44          0.09           2.57           2.66         (0.09)             (0.17)        21.84
     12/31/2005             18.36          0.04           1.08           1.12         (0.04)                 -         19.44
     12/31/2004             16.77          0.08           1.58           1.66         (0.07)                 -         18.36
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
Class A
     06/30/2009             16.20         (0.01)          2.82           2.81             -                  -         19.01
     12/31/2008             30.37         (0.04)        (12.33)        (12.37)            -              (1.80)        16.20
     12/31/2007             29.05         (0.01)          4.97           4.96          0.00 (F)          (3.64)        30.37
     12/31/2006             29.64          0.05           1.96           2.01         (0.05)             (2.55)        29.05
     12/31/2005             27.87         (0.07)          4.01           3.94             -              (2.17)        29.64
     12/31/2004             24.89         (0.13)          4.61           4.48             -              (1.50)        27.87
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
Class A
     06/30/2009               2.78 %        $ 539,324         31%        0.84 %        2.08 %             n/a            n/a
     12/31/2008               (33.35)         484,751          54          0.83          1.97             n/a            n/a
     12/31/2007                 7.90          538,410          41          0.83          1.39             n/a            n/a
     12/31/2006                20.86          481,805          34          0.84          1.37             n/a            n/a
     12/31/2005                 8.15          277,461          29          0.86          1.41             n/a            n/a
     12/31/2004                14.77          154,283         136          0.86          1.50             n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
Class A
     06/30/2009                15.51          623,919          38          0.91          0.29             n/a            n/a
     12/31/2008               (42.85)         581,447          54          0.90          0.30             n/a            n/a
     12/31/2007                10.12        1,043,708          56          0.88          0.40             n/a            n/a
     12/31/2006                13.70          750,771          46          0.90          0.46             n/a            n/a
     12/31/2005                 6.09          732,553          41          0.91          0.24             n/a            n/a
     12/31/2004                 9.89          606,885          37          0.92          0.51            0.93           0.50
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
Class A
     06/30/2009                17.35          546,493          20          1.02         (0.15)            n/a            n/a
     12/31/2008               (40.68)         425,184          37          1.02         (0.14)            n/a            n/a
     12/31/2007                17.26          697,484          45          1.02         (0.04)            n/a            n/a
     12/31/2006                 6.76          625,869          37          1.02          0.16             n/a            n/a
     12/31/2005                14.10          623,382          30          1.02         (0.32)            n/a            n/a
     12/31/2004                18.03          541,739          34          1.02         (0.55)           1.04          (0.57)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                               INCREASE (DECREASE) FROM
                                              INVESTMENT OPERATIONS (E)                                DISTRIBUTIONS
                                        ----------------------------------------                       FROM
                           NET ASSET    ----------------------------------------                       NET REALIZED
                           VALUE,       NET             NET REALIZED   TOTAL FROM  DISTRIBUTIONS FROM  GAINS ON      NET ASSET
                           BEGINNING    INVESTMENT      & UNREALIZED   INVESTMENT  NET INVESTMENT      INVESTMENT    VALUE, END
 PERIOD ENDED              OF PERIOD    INCOME (LOSS)   GAINS (LOSSES) OPERATIONS  INCOME              TRANSACTIONS  OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
Class A
     06/30/2009            $ 6.98        $ 0.10         $ 0.59         $ 0.69           $ -                $ -        $ 7.67
     12/31/2008             14.65          0.20          (6.20)         (6.00)        (0.24)             (1.43)         6.98
     12/31/2007             15.62          0.26          (0.14)          0.12         (0.20)             (0.89)        14.65
     12/31/2006             13.93          0.22           2.57           2.79         (0.13)             (0.97)        15.62
     12/31/2005             13.64          0.13           0.70           0.83         (0.11)             (0.43)        13.93
     12/31/2004             11.92          0.12           1.68           1.80         (0.08)                 -         13.64
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      ASSUMING NO EXPENSE REIMBURSE-
                                                                                                      MENT OR FEES PAID INDIRECTLY
                                                                                                      ------------------------------
                                          SUPPLEMENTAL DATA                                           ------------------------------
                            -------------------------------------------               RATIO OF NET                   RATIO OF NET
                            ------------------------------------------- RATIO OF      INVESTMENT       RATIO OF      INVESTMENT
                                            NET ASSETS,                 EXPENSES TO   INCOME (LOSS)    EXPENSES TO   INCOME (LOSS)
                            TOTAL           END OF PERIOD  PORTFOLIO    AVERAGE NET   TO AVERAGE       AVERAGE NET    TO AVERAGE
 PERIOD ENDED               RETURN (B)      (IN THOUSANDS) TURNOVER (D) ASSETS (C)    NET ASSETS (C)   ASSETS (C)    NET ASSETS (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
Class A
     06/30/2009               9.89 %        $ 495,650         11%          0.98 %        2.87 %           n/a            n/a
     12/31/2008               (40.47)         412,536          29          0.96          1.65             n/a            n/a
     12/31/2007                 0.85          707,468          33          0.95          1.59             n/a            n/a
     12/31/2006                20.11          681,711          26          0.96          1.48             n/a            n/a
     12/31/2005                 6.07          544,901          29          0.97          1.08             n/a            n/a
     12/31/2004                15.12          485,126          42          0.99          1.01            1.01           0.99
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(A)  Commencement of operations.

(B) Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(C)  Annualized for periods less than one year.

(D)  Portfolio turnover excludes dollar roll transactions.

(E) Calculated using the average shares method for periods ended after December 31, 2005.

(F)  Distributions of $0.00 represent amounts less than $0.005.

(G) Includes dividend expense and borrowing fees on securities sold short for JNL/Credit Suisse Long/Short Fund of 0.42%, 0.40% and 1.06% for Class A and B shares for the periods ended June 30, 2009, December 31, 2008 and December 31, 2007, respectively.

(H) Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.

(I)  Portfolio  turnover  including  dollar roll  transactions  for JNL/Franklin
     Templeton Income Fund was 34% for 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(J) Includes dividend expense and borrowing fees on securities sold short for JNL/Franklin Templeton Mutual Shares Fund of 0.04%, 0.01% and 0.01% for Class A and B shares for the periods ended June 20, 2009, December 31, 2008 and December 31, 2007, respectively.

(K) Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 423%, 453%, 570%, and 332% in 2004, 2005, 2006, and
     2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(L) Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Short Duration Bond Fund was 118% and 78% for 2006 and 2007, respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(M) Portfolio turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 643%, 487%, 524%, and 217% in 2004, 2005, 2006, and 2007, respectively. The Fund had no dollar roll transactions for the periods ending after December 31, 2007.

(N) Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 42% for the period ended June 30, 2009 and 79% , 52% and 52% in 2006, 2007and 2008, respectively.

(O) Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,340% in 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(P) Portfolio turnover including dollar roll transactions for JNL/PIMCO Total Return was 352%, 409%, 271%, and 402% in 2004, 2005, 2006, and 2007,
     respectively. The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(Q) Portfolio turnover including dollar roll transactions for JNL/Select Balanced Fund was 48% for the period ended June 30, 2009 and 142%, 64%, 76% and 76% in 2005, 2006, 2007 and 2008, respectively.

(R) The Adviser voluntarily contributed capital to the JNL/Select Money Market Fund. The return for Class A and Class B without the contribution was 2.00% and 2.18%, respectively.

(S) Distribution amount includes a return of capital distribution which was less than $.005 per share.

(T) Total return for the JNL/AIM International Growth Fund includes class action settlement proceeds. The return for Class A and Class B without the class action settlement proceeds was 11.63% and 13.92%, respectively.

(U) Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds. The return for Class A and Class B without the class action settlement proceeds was 11.74% and 11.88%, respectively.

                                   PROSPECTUS

                  APRIL 6, 2009, AS AMENDED, SEPTEMBER 28, 2009

                                JNL SERIES TRUST

You can find more information about the Trust in:

     o The Trust's STATEMENT OF ADDITIONAL INFORMATION ("SAI") dated April 6, 2009, which contains further information about the Trust and the Funds, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

     o The Trust's ANNUAL AND SEMI-ANNUAL REPORTS to shareholders, which show the Fund's actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund's performance during the year covered by the report.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the JNL Series Trust Service Center, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting WWW.JACKSON.COM.

You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the Trust also are available on the EDGAR database on the SEC's Internet site (HTTP://WWW.SEC.GOV), and copies may be obtained, after payment of a duplicating fee, by electronic request (PUBLICINFO@SEC.GOV) or by writing the SEC's Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.


The Trust's SEC file number is: 811-8894


--------
(1) Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell 2000 Index.

                       SUPPLEMENT DATED SEPTEMBER 28, 2009
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST

Please note that the changes are effective September 28, 2009, except as otherwise noted.

Please note that the changes apply to your variable annuity and/or variable life product(s).

PLEASE REMOVE ALL INFORMATION AND REFERENCES TO THE FOLLOWING FUNDS:

JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
JNL/PPM  AMERICA  CORE EQUITY  FUND
JNL/S&P  RETIREMENT  INCOME FUND
JNL/S&P  RETIREMENT 2015 FUND
JNL/S&P  RETIREMENT  2020 FUND
JNL/S&P  RETIREMENT 2025 FUND


ON PAGE 27, PLEASE DELETE  PARAGRAPH (1) IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

     (1) Each Fund, except the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/M&G Global Basics Fund,
JNL/M&G Global Leaders Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, JNL/PIMCO Real Return Fund, JNL/Red Rocks Private Listed Equity Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P
Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, JNL/S&P Disciplined Growth Fund, JNL/S&P
Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, JNL/S&P 4 Fund, JNL/PAM Asia ex-Japan Fund, JNL/PAM China-India Fund, and JNL/Lazard Mid Cap Equity Fund, shall be a "diversified company," as such term is defined under the 1940 Act.


ON PAGE 28, PLEASE DELETE  PARAGRAPH (5) IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

     (5) No Fund, except the JNL/Ivy Asset Strategy Fund, may purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).


FOR JNL/IVY ASSET STRATEGY FUND:

     (a) The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

     (b) The Fund may invest up to 35% of the Fund's total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor's, a wholly-owned subsidiary of The McGraw Hill Companies, Inc. ("S&P") or Ba and below by Moody's Investors Service, Inc. ("Moody's") or unrated bonds deemed by the Sub-Adviser to be of comparable quality.

     (c) The Fund will primarily invest in commodities through the purchase and sale of precious metals.

     (d) The Fund may invest in domestic and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities.

FOR JNL/MELLON CAPITAL MANAGEMENT GLOBAL ALPHA FUND:

     (a)  The Fund  normally  invests in  instruments  that  provide  investment
          exposure  to  global  equity,  bond  and  currency  markets,   and  in
          fixed-income securities.

     (b) The Fund's investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.

     (c)  The Fund will ordinarily invest in at least three countries.

     (d) The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts.

     (e) The Fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income.

FOR JNL/T. ROWE PRICE SHORT-TERM BOND FUND:

     (a)  The  Fund  will  invest  in a  diversified  portfolio  of  short-  and
          intermediate-term    investment-grade   corporate,   government,   and
          mortgage-backed securities.

     (b) The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities.

     (c) Normally, the Fund will invest at least 80% of its net assets in bonds and the Fund's average effective maturity will not exceed three years.

     (d) The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

     (e) The Fund may also invest in other securities, and use futures, options, swaps, and other derivative instruments.


ON PAGE 39, PLEASE DELETE THE PARAGRAPHS UNDER THE SECTION ENTITLED "OPERATING POLICIES" AND REPLACE IT WITH THE FOLLOWING:

OPERATING POLICIES. The Trustees have adopted additional investment restrictions for the Funds. The restrictions or operating policies of the Funds may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

     (a) The Funds (other than the following Funds: JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Red Rocks Listed Private Equity Fund, and Funds sub-advised by Standard & Poor's Investment Advisory Services, LLC (except JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund)) will not acquire any securities of registered open-end investment companies or unit investment trusts in reliance upon paragraphs (F) or (G) of Section 12(d)(1) of the 1940 Act.


ON PAGE 40, PLEASE DELETE THE THIRD PARAGRAPH UNDER THE SECTION ENTITLED "TRUSTEES AND OFFICERS OF THE TRUST" AND REPLACE IT WITH THE FOLLOWING:

     For purposes of this section, the term "Fund Complex" includes each of the following investment companies: JNL(R) Series Trust (72 portfolios), JNL
Investors Series Trust (25 portfolios), and JNL Variable Fund LLC (20 portfolios). Some of the Trustees and officers are also Trustees and officers of other Funds in the Fund Complex.


ON PAGES 41 AND 42, PLEASE UPDATE THE "NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEES" TO 117 FOR EACH TRUSTEE LISTED.


ON PAGE 41, IN THE SECTION ENTITLED "TRUSTEES AND OFFICERS OF THE TRUST," PLEASE DELETE THE ROW FOR WILLIAM J. CROWLEY, JR. AND ADD THE FOLLOWING ROW IN ITS
PLACE:

----------------------------------------------------------- --------------------------------- -------------------------------------
                                                                     POSITION(S) HELD
NAME, ADDRESS AND (AGE)                                                WITH TRUST                 NUMBER OF PORTFOLIOS IN FUND
                                                                 (LENGTH OF TIME SERVED)        COMPLEX TO BE OVERSEEN BY TRUSTEE
----------------------------------------------------------- --------------------------------- -------------------------------------

William J. Crowley, Jr. (63)                                Trustee 2                                         120
1 Corporate Way                                             (1/07 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Managing Partner  (Baltimore Office) - Arthur Andersen LLP (1995 to 2002); Board
Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:

Director of Alpha Natural Resources;  Director of Foundation Coal Holdings, Inc.
(from 12/04 until 7/09 when the  company  was  acquired);  Director of Bio Veris
Corporation  (from 5/04 until 6/07 when the company was  acquired);  Director of
Provident  Bankshares  Corporation  (from 5/03 until 5/09 when the  company  was acquired)
-----------------------------------------------------------------------------------------------------------------------------------


ON PAGE 48 THROUGH 57, PLEASE DELETE THE SECTION ENTITLED "PRINCIPAL HOLDERS OF THE TRUST'S SHARES" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

                     PRINCIPAL HOLDERS OF THE TRUST'S SHARES

As of September 9, 2009, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of each class of each Fund.

     Because shares in the Trust are sold only to Jackson, Jackson NY, certain Funds of the Trust organized as Fund of Funds, and to certain qualified and unqualified retirement plans, Jackson, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts, is the owner of record of substantially all of the shares of the Trust. In addition, Jackson, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. As may be required by applicable law and interpretations of the staff of the SEC, Jackson and Jackson NY will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accordance with the voting instructions received from variable contract owners to whose contracts such shares are attributable. This is sometimes referred to as "pass through" voting. Further, those shares which are owned by Jackson through its general account, and shares held in the separate accounts for which no voting instructions are received from contract owners, also will be voted in the same proportions as those shares for which voting instructions are received from variable contract owners. This is sometimes referred to as "echo" voting.

As of September 9, 2009, the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:

------------------------------------------------ --------------------------- --------------------- ------------------------
FUND                                             NAME AND ADDRESS            AMOUNT OF OWNERSHIP    PERCENTAGE OF SHARES
                                                                                                            OWNED
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/AIM GLOBAL REAL ESTATE FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud                    2,227,956.740          6.33%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL Institutional Alt 50 Fund                    Attn: Mark Nerud                    1,854,556.184          5.27%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/AIM INTERNATIONAL GROWTH FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud                    6,675,147.038         17.04%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud                    6,098,681.974         15.57%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud                    3,616,378.649          9.23%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud                    2,736,985.750          6.99%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud                   10,458,086.043         20.16%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud                   10,119,866.093         19.51%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud                    4,665,862.585          8.99%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud                    4,270,044.682          8.23%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud                      903,672.106          6.97%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud                      810,057.825          6.24%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud                      722,230.510          5.57%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud                    2,718,980.316         17.23%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud                    2,101,287.749         13.32%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud                    1,382,341.507          8.76%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                  10,023.932         26.02%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud                    4,036,991.504         16.66%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud                    2,832,171.769         11.69%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud                    1,837,734.750          7.58%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                   5,542.904         30.51%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL Institutional Alt 65 Fund                    Jackson National Life               2,020,826.383         13.03%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL Institutional Alt 50 Fund                    Jackson National Life               1,978,890.998         12.76%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL Institutional Alt 35 Fund                    Jackson National Life                 927,239.785          5.98%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                  11,062.101         60.02%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                  14,468.865         51.54%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud                    2,341,583.044         14.96%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud                    1,200,174.258          7.67%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud                      912,691.268          5.83%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/Franklin Templeton Founding Strategy Fund    Attn: Mark Nerud                   34,903,547.810         79.77%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/Franklin Templeton Founding Strategy Fund    Attn: Mark Nerud                   27,398,291.284         41.15%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/Franklin Templeton Founding Strategy Fund    Attn: Mark Nerud                   31,918,502.318         66.83%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud                    1,709,820.898          9.72%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud                    1,279,249.679          7.27%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud                      986,148.715          5.61%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud                   10,263,510.586         17.92%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud                    7,454,185.313         13.01%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Conservative Fund                Attn: Mark Nerud                    7,316,338.661         12.77%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud                    3,378,365.491          5.90%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud                      800,000.000          8.43%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud                      500,000.000          5.27%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud                      500,000.000          5.27%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                  10,000.000         59.90%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud                    4,295,883.615         15.76%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud                    4,006,716.847         14.70%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud                    2,832,496.654         10.39%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud                    1,885,029.725          6.80%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                 361,733.711         51.28%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud                    8,990,856.398         21.66%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Conservative Fund                Attn: Mark Nerud                    8,301,194.750         20.00%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud                    7,900,866.184         19.04%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud                   10,470,032.122         15.55%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud                    9,184,424.290         13.64%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud                    4,548,574.632          6.75%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud                    3,402,863.965          5.05%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud                      877,929.594          9.10%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud                      629,365.720          6.53%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud                      498,397.537          5.17%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                   6,801.585         46.95%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud                    7,036,565.408         13.76%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Conservative Fund                Attn: Mark Nerud                    4,823,533.782          9.43%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud                    4,551,802.038          8.90%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud                    4,133,253.112          7.32%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud                    3,738,093.541          6.62%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                 490,000.000         31.87%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                  10,000.000         54.37%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                 490,410.582         44.09%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                  10,012.380        100.00%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                 190,797.250         29.76%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                  10,045.845         96.88%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/Mellon Capital Management Index 5 Fund       Attn: Mark Nerud                    2,722,810.571          5.32%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                 576,286.354         42.65%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                 290,000.000         25.04%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                  10,000.000         96.54%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Disciplined Moderate Growth Fund         Attn: Mark Nerud                    4,231,154.341          5.13%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/Mellon Capital Management Index 5 Fund       Attn: Mark Nerud                    3,136,064.599          8.19%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/Mellon Capital Management Index 5 Fund       Attn: Mark Nerud                    3,210,732.777          7.29%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud                    3,909,432.254         14.62%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud                    2,952,325.679         11.04%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud                    1,761,321.073          6.59%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud                      673,419.699          6.43%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                  10,224.640         62.95%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/PAM CHINA-INDIA FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                  10,000.000         30.74%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud                   10,015,042.062         11.90%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud                    7,311,448.185          8.68%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Conservative Fund                Attn: Mark Nerud                    5,294,895.797          6.29%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud                    4,239,984.644          5.04%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                  10,576.059         43.43%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud                   12,380,803.717          7.95%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud                   10,880,985.045          6.99%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Conservative Fund                Attn: Mark Nerud                    9,248,514.155          5.94%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA CORE EQUITY FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                   5,645.224         76.25%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MID CAP VALUE FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                  10,170.745         96.32%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                 434,894.285        100.00%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 4895
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                  48,353.518         93.78%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL Institutional Alt 50 Fund                    Attn: Mark Nerud                    2,237,647.330         13.90%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL Institutional Alt 65 Fund                    Attn: Mark Nerud                    1,999,320.915         12.42%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL Institutional Alt 35 Fund                    Attn: Mark Nerud                    1,230,987.559          7.65%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                  10,061.132         69.94%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/S&P COMPETITIVE ADVANTAGE FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P 4 Fund                                   Attn: Mark Nerud                   13,255,076.130         56.81%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/S&P DIVIDEND INCOME & GROWTH FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P 4 Fund                                   Attn: Mark Nerud                   13,992,039.672         64.34%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/S&P DIVIDEND INCOME & GROWTH FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                  10,315.586         46.31%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/S&P INTRINSIC VALUE FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P 4 Fund                                   Attn: Mark Nerud                   15,992,064.604         70.08%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/S&P TOTAL YIELD FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P 4 Fund                                   Attn: Mark Nerud                   16,372,636.403         74.14%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/S&P TOTAL YIELD FUND (CLASS B)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
                                                 Jackson National Life                  10,195.101         69.99%
                                                 Insurance Company (seed
                                                 money)
                                                 1 Corporate Way
                                                 Lansing, MI 48951
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud                   72,144,373.790          6.06%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud                    9,338,935.639         21.10%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud                    9,200,663.838         20.79%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud                    4,796,355.013         10.84%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud                    3,389,541.516          7.66%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud                    6,347,968.515         13.99%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud                    4,329,404.778          9.54%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud                    3,535,157.613          7.79%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud                    2,409,697.997          7.77%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud                    1,755,122.492          5.66%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND (CLASS A)
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Growth Fund                      Attn: Mark Nerud                   12,102,520.629         17.49%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Growth Fund             Attn: Mark Nerud                   10,708,145.638         15.47%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Aggressive Growth Fund           Attn: Mark Nerud                    5,351,213.242          7.73%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------
------------------------------------------------ --------------------------- --------------------- ------------------------
JNL/S&P Managed Moderate Fund                    Attn: Mark Nerud                    3,824,878.484          5.53%
                                                 225 W. Wacker Drive
                                                 Suite 1200
                                                 Chicago, Illinois 60606
------------------------------------------------ --------------------------- --------------------- ------------------------

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant Investment Divisions. As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts. To the knowledge of management of the Trust, as of September 9, 2009, the following person(s) may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund:

------------------------------------------------ --------------------------- --------------------- -----------------------
FUND                                             NAME AND ADDRESS            AMOUNT OF OWNERSHIP    PERCENTAGE OF SHARES
                                                                                                           OWNED
------------------------------------------------ --------------------------- --------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND (CLASS B)
--------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- -----------------------
                                                 Raymond Goodson                        14,400.339         37.38%
                                                 3008 Fallentine Road
                                                 Sandy, UT 84093
------------------------------------------------ --------------------------- --------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND (CLASS B)
--------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- -----------------------
                                                 Rosemarie Durbin                        7,855.352         37.42%
                                                 6708 Bridge Hill Cove
                                                 Austin, TX 78746
------------------------------------------------ --------------------------- --------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND (CLASS B)
--------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- -----------------------
                                                 Raymond Goodson                         8,342.536         45.36%
                                                 3008 Fallentine Road
                                                 Sandy, UT 84093
------------------------------------------------ --------------------------- --------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND (CLASS B)
--------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- -----------------------
                                                 Rosemarie Durbin                       18,772.212         29.51%
                                                 6708 Bridge Hill Cove
                                                 Austin, TX 78746
------------------------------------------------ --------------------------- --------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P COMPETITIVE ADVANTAGE FUND (CLASS B)
--------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- -----------------------
                                                 Daniel Cecil                            1,635.331         41.31%
                                                 10720 Fall Road
                                                 Fishers, IN 46037
------------------------------------------------ --------------------------- --------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P INTRINSIC VALUE FUND (CLASS B)
--------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- -----------------------
                                                 Garrett C Burris Irrev                  1,174.984         27.51%
                                                 Trust
                                                 Regions Bank Trustee
                                                 PO Box 10885
                                                 Birmingham, AL 35202
------------------------------------------------ --------------------------- --------------------- -----------------------
------------------------------------------------ --------------------------- --------------------- -----------------------
                                                 Gregory Martin                          1,367.678         32.02%
                                                 1004 SW Troy Street
                                                 Portland, OR 97219
------------------------------------------------ --------------------------- --------------------- -----------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND (CLASS B)
--------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ --------------------------- --------------------- -----------------------
                                                 Roden Insurance Trust                  26,838.263         49.77%
                                                 4800 E 42nd Street
                                                 Suite 400
                                                 Odessa, TX 79762
------------------------------------------------ --------------------------- --------------------- -----------------------

The S&P Funds noted above are Funds of the Trust. The address for the S&P Funds and Jackson is 1 Corporate Way, Lansing, Michigan 48951.

ON PAGE 64, PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     The benchmarks used to measure performance of the portfolio managers for the JNL/Capital Guardian Global Balanced Fund include, as applicable, the MSCI AC World Index, an adjusted MSCI AC World Ex-U.S. Index, an adjusted MSCI Emerging Markets Index, an Emerging Markets consultant universe, an adjusted Lipper International Index, an adjusted Lipper Global Index, an adjusted MSCI World Index, a customized Growth and Income Index based on the Lipper Growth and Income Index, the MSCI North America Index, and the MSCI USA Index.


ON PAGE 69, PLEASE DELETE THE FIRST PARAGRAPH OF THE SECTION ENTITLED "CREDIT SUISSE ASSET MANAGEMENT, LLC" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     Credit Suisse Asset Management, LLC ("Credit Suisse"), located at Eleven Madison Avenue, New York, New York 10010 is the Sub-Adviser to the JNL/Credit Suisse Commodity Securities Fund and JNL/Credit Suisse Long/Short Fund and is part of the asset management business of Credit Suisse, one of the world's leading banks. Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements. As of December 31, 2008, the asset management business of Credit Suisse had approximately $390 billion in assets under management. Credit Suisse is compensated directly by the Adviser and not by the Fund.


ON PAGES 70 AND 71, UNDER SECTION TITLED "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST", PLEASE CHANGE THE REFERENCE TO JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND TO JNL/CREDIT SUISSE COMMODITY SECURITIES FUND


ON PAGE 71, UNDER SECTION TITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND", PLEASE CHANGE THE REFERENCE TO JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND TO JNL/CREDIT SUISSE COMMODITY SECURITIES FUND:


ON PAGES 82 THROUGH 87, PLEASE DELETE ALL REFERENCES TO THE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND, AND ITS RELATED INFORMATION.


IN THE SECTION ENTITLED "INVESTMENT ADVISER, SUB-ADVISERS AND OTHER SERVICES PROVIDERS", PLEASE ADD THE FOLLOWING:

IVY INVESTMENT MANAGEMENT COMPANY

     Ivy Investment Management Company ("IICO"), located at 6300 Lamar Avenue, P.O.Box 29217, Shawnee Mission, Kansas 66201-9217, serves as Sub-Adviser to the JNL/Ivy Asset Strategy Fund. IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc. ("WDR") and is a registered investment adviser with approximately $55.6 billion in assets as of June 30, 2009.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

     IICO believes that integral to the retention of investment professionals are: a) a competitive base salary, that is commensurate with the individual's level of experience and responsibility; b) an attractive bonus structure linked to investment performance, described below; and c) eligibility for a stock incentive plan in shares of WDR that rewards teamwork. Awards of equity-based compensation typically vest over time, so as to create an incentive to retain key talent; and d) to the extent a portfolio manager also manages institutional separate accounts, he or she will share in a percentage of the revenues earned, on behalf of such accounts, by IICO.

     Portfolio managers can receive significant annual performance-based bonuses. The better the pre-tax performance of the portfolio relative to an appropriate benchmark, the more bonus compensation the manager receives. The primary benchmark is their percentile ranking against the performance of managers of the same investment style at other firms. The secondary benchmark is an index of securities matched to the same investment style. Half of their bonuses are based upon a three-year period and half is based upon a one-year period. For truly exceptional results, bonuses can be several multiples of base salary. In cases where portfolio managers have more than one portfolio to manage, all the portfolios are similar in investment style and all are taken into account in determining bonuses. Thirty percent of annual performance-based bonuses are deferred for a three-year period. During that time, the deferred portion of bonuses are invested in mutual funds managed by IICO (or its affiliate), with a minimum of 50% of the deferred bonus required to be invested in a mutual fund managed by the portfolio manager. In addition to the deferred portion of bonuses being invested in mutual funds managed by IICO (or its affiliate), the WDR's 401(k) plan offers mutual funds managed by IICO (or its affiliate) as investment options. Bonus compensation is not based upon, or calculated due to, the amount of the mutual fund assets under management attributable to a respective portfolio manager.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

The following table reflects information as of June 30, 2009:

JNL/Ivy Asset Strategy Fund
Michael L. Avery                                                                Number Of                    Total
                                                                                ACCOUNTS              ASSETS (IN MILLIONS)
registered investment companies: .......................                           13                       $18,233
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other pooled investment vehicles:.......................                            0                          $0
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other accounts:.........................................                            0                          $0
                                                                         ------------------------    -----------------------

Ryan F. Caldwell                                                                Number Of                    Total
                                                                                ACCOUNTS              ASSETS (IN MILLIONS)
registered investment companies: .......................                            6                       $17,306
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other pooled investment vehicles:.......................                            0                          $0
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other accounts:.........................................                            1                        $0.01
                                                                         ------------------------    -----------------------

CONFLICTS OF INTEREST

     Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or account, such as the following:

     o The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. IICO seeks to manage such competing interests for the time and attention of portfolio
          managers  by  having  a  portfolio   manager  focus  on  a  particular
          investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

     o The portfolio manager might execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund might outperform the securities selected for the fund. IICO seeks to manage this potential conflict by requiring all portfolio transactions to be allocated pursuant to IICO's adopted Allocation Procedures.

     IICO and the Funds have adopted certain compliance procedures, including the Code of Ethics, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/IVY ASSET STRATEGY FUND

----------------------------------------- --------------------------- --------------------------
SECURITY OWNERSHIP OF PORTFOLIO MANAGERS       Michael L. Avery           Ryan F. Caldwell
----------------------------------------- --------------------------- --------------------------
----------------------------------------- --------------------------- --------------------------
None                                                  X                           X
----------------------------------------- --------------------------- --------------------------
----------------------------------------- --------------------------- --------------------------
$1-$10,000
----------------------------------------- --------------------------- --------------------------
----------------------------------------- --------------------------- --------------------------
$10,001-$50,000
----------------------------------------- --------------------------- --------------------------
----------------------------------------- --------------------------- --------------------------
$50,001-$100,000
----------------------------------------- --------------------------- --------------------------
----------------------------------------- --------------------------- --------------------------
$100,001-$500,000
----------------------------------------- --------------------------- --------------------------
----------------------------------------- --------------------------- --------------------------
$500,001-$1,000,000
----------------------------------------- --------------------------- --------------------------
----------------------------------------- --------------------------- --------------------------
Over $1,000,000
----------------------------------------- --------------------------- --------------------------


ON PAGE 98, PLEASE DELETE THE FIRST PARAGRAPH OF THE SECTION ENTITLED "MELLON CAPITAL MANAGEMENT CORPORATION" IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

     Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, serves as Sub-Adviser to the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund. Mellon Capital also serves as co-Sub-Adviser to the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend
Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.


ON PAGE 99, PLEASE ADD THE FOLLOWING TO THE SECTION "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST":

JNL/Mellon Capital Management Global Alpha Fund
Helen Potter, Vassilis Dagioglu and James Stavena                               Number Of                    Total
                                                                                ACCOUNTS                     ASSETS
registered investment companies: .......................                            7                       $9,149m
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other pooled investment vehicles:.......................                           29                       $6,555m
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other accounts:.........................................                           166                      $8,748m
                                                                         ------------------------    -----------------------


ON PAGE 99, PLEASE ADD THE FOLLOWING SECTION "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL ALPHA FUND" IN ITS
ENTIRETY:

SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL ALPHA FUND

------------------------------------ ---------------------- ------------------------ -----------------------
SECURITY OWNERSHIP OF PORTFOLIO
MANAGERS                                 Helen Potter          Vassilis Dagioglu         James Stavena
------------------------------------ ---------------------- ------------------------ -----------------------
------------------------------------ ---------------------- ------------------------ -----------------------
None                                           X                       X                       X
------------------------------------ ---------------------- ------------------------ -----------------------
------------------------------------ ---------------------- ------------------------ -----------------------
$1-$10,000
------------------------------------ ---------------------- ------------------------ -----------------------
------------------------------------ ---------------------- ------------------------ -----------------------
$10,001-$50,000
------------------------------------ ---------------------- ------------------------ -----------------------
------------------------------------ ---------------------- ------------------------ -----------------------
$50,001-$100,000
------------------------------------ ---------------------- ------------------------ -----------------------
------------------------------------ ---------------------- ------------------------ -----------------------
$100,001-$500,000
------------------------------------ ---------------------- ------------------------ -----------------------
------------------------------------ ---------------------- ------------------------ -----------------------
$500,001-$1,000,000
------------------------------------ ---------------------- ------------------------ -----------------------
------------------------------------ ---------------------- ------------------------ -----------------------
Over $1,000,000
------------------------------------ ---------------------- ------------------------ -----------------------


ON PAGE 115, PLEASE ADD THE FOLLOWING TO THE SECTION "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST":

Safia Mehta, CFA                                                                Number Of                    Total
                                                                                ACCOUNTS                     ASSETS
registered investment companies: .......................                            0                          $0
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other pooled investment vehicles:.......................                            0                          $0
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other accounts:.........................................                            0                          $0
                                                                         ------------------------    -----------------------


ON PAGE 116, PLEASE DELETE AND REPLACE THE FOLLOWING SECTION "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P RETIREMENT INCOME FUND, THE JNL/S&P RETIREMENT 2015 FUND, THE JNL/S&P RETIREMENT 2020 FUND, THE JNL/S&P RETIREMENT 2025 FUND, THE JNL/S&P DISCIPLINED MODERATE FUND, THE JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND THE JNL/S&P DISCIPLINED GROWTH FUND" IN ITS ENTIRETY:

SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P DISCIPLINED MODERATE FUND, THE JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND THE JNL/S&P DISCIPLINED GROWTH FUND

---------------------------------------- ------------------------- ---------------------- ----------------------
SECURITY OWNERSHIP OF PORTFOLIO                  Massimo                                          Safia
MANAGERS                                        Santicchia             John W. Krey            Mehta, CFA
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
None                                                X                        X                      X
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
$1-$10,000
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
$10,001-$50,000
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
$50,001-$100,000
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
$100,001-$500,000
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
$500,001-$1,000,000
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
Over $1,000,000
---------------------------------------- ------------------------- ---------------------- ----------------------


ON PAGE 116, PLEASE DELETE THE FIRST PARAGRAPH OF THE SECTION ENTITLED "T. ROWE PRICE ASSOCIATES, INC." IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as Sub-Adviser to the JNL/T. Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, and the JNL/T. Rowe Price Value Fund. T. Rowe was founded in 1937 by the late Thomas Rowe Price, Jr., and is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.


ON PAGE 117, PLEASE ADD THE FOLLOWING TO THE SECTION "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST":

JNL/T. Rowe Price Short-Term Bond Fund (as of May 31, 2009)
Edward A. Wiese                                                                 Number Of                    Total
                                                                                ACCOUNTS                     ASSETS
registered investment companies: .......................                            5                    $4,090,550,644
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other pooled investment vehicles:.......................                            3                     $458,622,343
                                                                         ------------------------    -----------------------
                                                                         ------------------------    -----------------------
other accounts:.........................................                           23                    $4,336,291,515
                                                                         ------------------------    -----------------------


ON PAGE 118, PLEASE ADD THE FOLLOWING SECTION "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/T. ROWE PRICE SHORT-TERM BOND FUND" IN ITS ENTIRETY:

SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/T. ROWE PRICE SHORT-TERM BOND FUND

------------------------------------ ----------------------
SECURITY OWNERSHIP OF PORTFOLIO         Edward A. Wiese
MANAGERS
------------------------------------ ----------------------
------------------------------------ ----------------------
None                                           X
------------------------------------ ----------------------
------------------------------------ ----------------------
$1-$10,000
------------------------------------ ----------------------
------------------------------------ ----------------------
$10,001-$50,000
------------------------------------ ----------------------
------------------------------------ ----------------------
$50,001-$100,000
------------------------------------ ----------------------
------------------------------------ ----------------------
$100,001-$500,000
------------------------------------ ----------------------
------------------------------------ ----------------------
$500,001-$1,000,000
------------------------------------ ----------------------
------------------------------------ ----------------------
Over $1,000,000
------------------------------------ ----------------------


ON PAGE 123, PLEASE CHANGE THE REFERENCE TO JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND TO JNL/CREDIT SUISSE COMMODITY SECURITIES FUND.


ON PAGE 123, PLEASE DELETE THE ROW FOR THE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND IN ITS ENTIRETY.


ON PAGE 123, PLEASE ADD THE FOLLOWING ROW FOR THE JNL/IVY ASSET STRATEGY FUND:

FUND                                   ASSETS                         FEES

JNL/Ivy Asset Strategy Fund            $0 to $500 milllion            .55%
                                        Over $500 million             .47%


ON PAGE 124, PLEASE ADD THE FOLLOWING ROW FOR THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL ALPHA FUND:

FUND                                    ASSETS                         FEES

JNL/Mellon Capital Management           $0 to $100 milllion            .67%
Global Alpha Fund                       $100 million to $300 million   .60%
                                        Over $300 million              .55%


ON PAGE 125, PLEASE ADD THE FOLLOWING ROW FOR THE JNL/T. ROWE PRICE SHORT-TERM BOND FUND:

FUND                                     ASSETS                         FEES

JNL/T. Rowe Price Short-Term             $0 to $100 milllion            .20%
Bond Fund(9)                             $100 million to $250 million   .175%
                                         $250 million to $500 million   .125%
                                         Over $500 million              .10%

9 For net assets less than $100 million, the sub-adviser fees will be .30% on net assets up to $50 million and 0.25% on net assets greater than $50 million. The sub-adviser fee will reset to .20% on net assets from $0 to $100 million, once assets reach $100 million. The Sub-Adviser will provide the Adviser a transitional fee credit to eliminate any discontinuity between the tiered fee schedule and the fee schedule that takes effect once assets exceed $100 million. The credit will apply at an asset range between approximately $70 million and $100 million. The transitional credit will only apply when asset levels decrease due to market depreciation and not when asset levels decrease due to redemption activity.


ON PAGE 127, PLEASE ADD THE FOLLOWING DISCLOSURE BEFORE THE PARAGRAPH ENTITLED "ADMINISTRATIVE FEE":

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL
MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


ON PAGE 127, PLEASE DELETE THE FIRST TWO PARAGRAPHS OF THE SECTION ENTITLED "ADMINISTRATIVE FEE" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

ADMINISTRATIVE FEE. Each Fund, except the JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 65 Fund, the JNL/AIM Global Real Estate Fund, the JNL/AIM International Growth Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Credit Suisse Commodity Securities Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Goldman Sachs Emerging Markets Debt Fund, the JNL/Ivy Asset Strategy Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/M&G Global Basics Fund, the JNL/M&G Global Leaders Fund, the JNL/Mellon Capital Management European 30 Fund, the JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, the JNL/Mellon Capital Management Global Alpha Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Mellon Capital Management Pacific Rim 30 Fund, the JNL/PAM Asia ex-Japan Fund, the JNL/PAM China-India Fund, the JNL/Red Rocks Listed Private Equity Fund and the JNL/S&P Funds (except the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund), pays to JNAM ("Administrator") an Administrative Fee of 0.10% of the average daily net assets of the Fund.

Each of the following Funds pays an Administrative Fee of 0.15%: the JNL/AIM Global Real Estate Fund, the JNL/AIM International Growth Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Credit Suisse Commodity Securities Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Goldman Sachs Emerging Markets Debt Fund, the JNL/Ivy Asset Strategy Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/M&G Global Basics Fund, the JNL/M&G Global Leaders Fund, the JNL/Mellon Capital Management Global Alpha Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia ex-Japan Fund, and the JNL/Red Rocks Listed Private Equity Fund.

ON PAGE 145, AT THE END OF THE SECTION ENTITLED "PURCHASES, REDEMPTIONS AND PRICING OF SHARES" PLEASE ADD THE FOLLOWING PARAGRAPHS:

DIVIDENDS

     The JNL/Select Money Market Fund intends to declare as dividends substantially all of the net investment income, if any. Dividends from the net investment income and the net capital gain, if any, will be declared not less frequently than annually and reinvested in additional full and fractional shares of the fund or paid in cash.

     The Fund seeks to maintain constant per share NAV of $1.00. Dividends from net investment income and net capital gain, if any, for the Fund will be declared and reinvested, or paid in cash, as to a class daily so long as class income exceeds class expenses on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day. The fund will resume paying dividends on that class only when, on a future date, the accumulated net investment income of the class is positive. The accumulated net investment income for a class on any day is equal to the accumulated income attributable to that class less the accumulated expenses attributable to that class since the last payment of a dividend on that class. When the fund resumes paying a dividend on a class, the amount of the initial dividend will be the accumulated net investment income for the class on the date of payment. As a result of this policy, the fund: (1) on any given day, may pay a dividend on all of its classes, on none of its classes or on some but not all of its classes;
(2) may not pay a dividend on one or more classes for one or more indeterminate periods which may be as short as a day or quite lengthy; and (3) may, during a period in which it does not pay a dividend on a class, have days on which the net investment income for that class is positive but is not paid as a dividend because the accumulated net investment income for the class continues to be negative. In addition, a shareholder who purchases shares of a class with a negative accumulated net investment income could hold those shares during a period of positive net investment income and never receive a dividend unless and until that accumulated positive net investment income exceeded the negative accumulated net investment income at the time of purchase.


EFFECTIVE OCTOBER 1, 2009, ON PAGES 124 AND 125, PLEASE DELETE THE ROWS FOR JNL/PIMCO REAL RETURN FUND AND JNL/PIMCO TOTAL RETURN BOND FUND, AND REPLACE THEM WITH THE FOLLOWING:

  JNL/PIMCO Real Return Fund                                         $0 to $1 billion                                .25%
                                                                     Over $1 billion                                 .20%

  JNL/PIMCO Total Return Bond Fund(10)                               All Assets                                      .25%

  JNL/PIMCO Total Return Bond Fund(11)                               $0 to $1 billion                                .25%
                                                                     Over $1 billion                                 .225%


10 When aggregate net assets of JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund fall below $3 billion, the annual rate is applicable to all the amounts in the JNL/PIMCO Total Return Bond Fund. 11 When aggregate net assets of JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund equal or exceed $3 billion, the annual rate is applicable to amounts over $1 billion in the JNL/PIMCO Total Return Bond Fund.


EFFECTIVE OCTOBER 5, 2009, ON PAGE 28, PLEASE ADD THE FOLLOWING UNDER THE SECTION ENTITLED "OPERATING POLICIES":

FOR JNL/CREDIT SUISSE COMMODITY SECURITIES FUND:

     (a) The Fund seeks to meet its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.

     (b) The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector.

     (c) The Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals.

     (d) The Fund may invest in securities or derivatives that provide exposure to commodities. These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options.

     (e) The Fund may hold a portion of its portfolio in fixed-income securities.

     (f)  The Fund may not invest directly in commodities.


This Supplement is dated September 28, 2009.

(To be used with V3180 04/09 and V3180PROXY 04/09.)

                                                                   CMX4136 09/09